UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                            811-09491

Allianz Variable Insurance Products Trust
 (Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN                              55416-1297
(Address of principal executive offices)                                 (Zip code)

Amanda Farren, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297
(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-624-0197

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

AZL DFA International Core Equity Fund

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AZL DFA International Core Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL DFA International Core Equity Fund	$55	1.01%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL DFA International Core Equity Fund	20.46%	12.05%	6.20%
MSCI World Ex-USA Index (net of withholding taxes)	18.70%	11.51%	6.65%
MSCI World Ex-USA Index (gross of withholding taxes)	19.34%	12.10%	7.21%
MSCI EAFE Index (net of withholding taxes)	17.73%	11.16%	6.51%
MSCI EAFE Index (gross of withholding taxes)	18.33%	11.72%	7.03%

Fund Statistics

Net Assets	$321,382,461
Number of Portfolio Holdings	3,634
Portfolio Turnover Rate	3%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2025)

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	20.9%
Industrials	19.0%
Consumer Discretionary	11.4%
Materials	10.0%
Health Care	7.8%
Energy	6.6%
Consumer Staples	6.6%
Information Technology	6.4%
Communication Services	4.7%
Utilities	3.5%
Real Estate	2.1%
Money Market Funds	1.0%
Warrants	0.0%

AZL DFA International Core Equity Fund

Semi-Annual Shareholder Report - June 30, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821322 08/25

AZL DFA U.S. Core Equity Fund

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AZL DFA U.S. Core Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL DFA U.S. Core Equity Fund	$40	0.79%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL DFA U.S. Core Equity Fund	12.64%	15.51%	11.82%
Russell 3000 Index	15.30%	15.96%	12.96%

Fund Statistics

Net Assets	$795,784,711
Number of Portfolio Holdings	2,092
Portfolio Turnover Rate	4%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2025)

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	25.8%
Financials	16.6%
Industrials	12.3%
Consumer Discretionary	10..5%
Communication Services	9.4%
Health Care	9.0%
Consumer Staples	5.8%
Energy	4.4%
Materials	3.1%
Utilities	2.5%
Money Market Funds	0.3%
Real Estate	0.3%
Rights	0.0%

AZL DFA U.S. Core Equity Fund

Semi-Annual Shareholder Report - June 30, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821298 08/25

AZL Enhanced Bond Index Fund

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AZL Enhanced Bond Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Enhanced Bond Index Fund	$33	0.66%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL Enhanced Bond Index Fund	5.64%	-1.00%	1.39%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

Fund Statistics

Net Assets	$2,598,028,361
Number of Portfolio Holdings	1,575
Portfolio Turnover Rate	59%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2025)

Portfolio Composition

Investment Categories	Percent of Total Investments
U.S. Government Agency Mortgages	30.1%
U.S. Treasury Obligations	25.2%
Corporate Bonds	24.8%
Asset Backed Securities	5.8%
Collateralized Mortgage Obligations	5.0%
Collateralized Mortgage Backed Securities	4.6%
Yankee Debt Obligations	2.3%
Money Market Funds	1.4%
Municipal Bond	0.5%
Commercial Paper	0.2%
Foreign Bonds	0.1%

AZL Enhanced Bond Index Fund

Semi-Annual Shareholder Report - June 30, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821470 08/25

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AZL Fidelity Institutional Asset Management Multi-Strategy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 1	$23	0.46%

Average Annual Total Returns

	1 Year	Since Inception 6/21/21
AZL Fidelity Institutional Asset Management Multi-Strategy Fund — Class 1	9.97%	4.90%
S&P 500 Index	15.16%	12.05%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.82%
Income and Growth Composite Index	9.84%	4.27%

Fund Statistics

Net Assets	$1,380,943,593
Number of Portfolio Holdings	1,683
Portfolio Turnover Rate	31%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2025)

Portfolio Composition

Type of Security	Percent of Total Investments
Common Stocks	42.3%
U.S. Treasury Obligations	17.4%
Corporate Bonds	13.7%
U.S. Government Agency Mortgages	11.5%
Money Market Funds	3.7%
Collateralized Mortgage Obligations	3.6%
Yankee Debt Obligations	3.5%
Collateralized Mortgage Backed Securities	2.7%
Asset Backed Securities	1.0%
Bank Loans	0.5%
Convertible Bonds	0.1%
Preferred Stock	0.0%
Warrant	0.0%

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821173 08/25

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AZL Fidelity Institutional Asset Management Multi-Strategy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 2	$36	0.71%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL Fidelity Institutional Asset Management Multi-Strategy Fund — Class 2	9.78%	7.09%	6.27%
S&P 500 Index	15.16%	16.64%	13.65%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Income and Growth Composite Index	9.84%	6.15%	6.70%

Fund Statistics

Net Assets	$1,380,943,593
Number of Portfolio Holdings	1,683
Portfolio Turnover Rate	31%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2025)

Portfolio Composition

Type of Security	Percent of Total Investments
Common Stocks	42.3%
U.S. Treasury Obligations	17.4%
Corporate Bonds	13.7%
U.S. Government Agency Mortgages	11.5%
Money Market Funds	3.7%
Collateralized Mortgage Obligations	3.6%
Yankee Debt Obligations	3.5%
Collateralized Mortgage Backed Securities	2.7%
Asset Backed Securities	1.0%
Bank Loans	0.5%
Convertible Bonds	0.1%
Preferred Stock	0.0%
Warrant	0.0%

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821413 08/25

AZL Fidelity Institutional Asset Management Total Bond Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AZL Fidelity Institutional Asset Management Total Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Fidelity Institutional Asset Management Total Bond Fund, Class 1	$33	0.65%

Average Annual Total Returns

	1 Year	5 Years	Since Inception 10/28/16
AZL Fidelity Institutional Asset Management Total Bond Fund — Class 1	7.04%	0.84%	2.28%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.39%

Fund Statistics

Net Assets	$133,572,352
Number of Portfolio Holdings	1,140
Portfolio Turnover Rate	20%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2025)

Portfolio Composition

Type of Security	Percent of Total Investments
U.S. Treasury Obligations	29.1%
Corporate Bonds	23.6%
U.S. Government Agency Mortgages	19.5%
Collateralized Mortgage Obligations	7.2%
Yankee Debt Obligations	6.3%
Collateralized Mortgage Backed Securities	4.8%
Money Market Funds	4.6%
Asset Backed Securities	2.9%
Bank Loans	0.9%
Common Stocks	0.9%
Convertible Bonds	0.2%
Preferred Stock	0.0%
Warrant	0.0%

AZL Fidelity Institutional Asset Management Total Bond Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821199 08/25

AZL Fidelity Institutional Asset Management Total Bond Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AZL Fidelity Institutional Asset Management Total Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	$46	0.90%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL Fidelity Institutional Asset Management Total Bond Fund — Class 2	6.85%	0.58%	2.39%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

Fund Statistics

Net Assets	$133,572,352
Number of Portfolio Holdings	1,140
Portfolio Turnover Rate	20%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2025)

Portfolio Composition

Type of Security	Percent of Total Investments
U.S. Treasury Obligations	29.1%
Corporate Bonds	23.6%
U.S. Government Agency Mortgages	19.5%
Collateralized Mortgage Obligations	7.2%
Yankee Debt Obligations	6.3%
Collateralized Mortgage Backed Securities	4.8%
Money Market Funds	4.6%
Asset Backed Securities	2.9%
Bank Loans	0.9%
Common Stocks	0.9%
Convertible Bonds	0.2%
Preferred Stock	0.0%
Warrant	0.0%

AZL Fidelity Institutional Asset Management Total Bond Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

01882V102 08/25

AZL Government Money Market Fund

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AZL Government Money Market Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Government Money Market Fund	$33	0.65%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL Government Money Market Fund	4.02%	2.25%	1.39%
Three-Month U.S. Treasury Bill Index	4.46%	2.83%	1.97%

Fund Statistics

Net Assets	$510,801,985
Number of Portfolio Holdings	103

The Fund's past performance is not a good predictor of the Fund's future performance.Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

What did the Fund invest in?

(as of June 30, 2025)

Portfolio Composition

Type of Security	Percent of Total Investments
U.S. Treasury Obligations	41.8%
Repurchase Agreement	39.5%
U.S. Government Agency Mortgages	18.7%

AZL Government Money Market Fund

Semi-Annual Shareholder Report - June 30, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821868 08/25

AZL International Index Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AZL International Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL International Index Fund, Class 1	$25	0.45%

Average Annual Total Returns

	1 Year	5 Years	Since Inception 10/17/16
AZL International Index Fund — Class 1	17.71%	10.94%	8.10%
MSCI EAFE Index (net of withholding taxes)	17.73%	11.16%	8.33%
MSCI EAFE Index (gross of withholding taxes)	18.33%	11.72%	8.88%

Fund Statistics

Net Assets	$1,234,588,510
Number of Portfolio Holdings	735
Portfolio Turnover Rate	2%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2025)

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	23.6%
Industrials	18.9%
Health Care	11.1%
Consumer Discretionary	9.7%
Information Technology	8.4%
Consumer Staples	8.2%
Materials	5.4%
Communication Services	5.4%
Utilities	3.5%
Energy	3.2%
Real Estate	1.9%
Money Market Funds	0.7%

AZL International Index Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821231 08/25

AZL International Index Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AZL International Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL International Index Fund, Class 2	$38	0.70%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL International Index Fund — Class 2	17.47%	10.68%	5.99%
MSCI EAFE Index (net of withholding taxes)	17.73%	11.16%	6.51%
MSCI EAFE Index (gross of withholding taxes)	18.33%	11.72%	7.03%

Fund Statistics

Net Assets	$1,234,588,510
Number of Portfolio Holdings	735
Portfolio Turnover Rate	2%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2025)

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	23.6%
Industrials	18.9%
Health Care	11.1%
Consumer Discretionary	9.7%
Information Technology	8.4%
Consumer Staples	8.2%
Materials	5.4%
Communication Services	5.4%
Utilities	3.5%
Energy	3.2%
Real Estate	1.9%
Money Market Funds	0.7%

AZL International Index Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821462 08/25

AZL Mid Cap Index Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AZL Mid Cap Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Mid Cap Index Fund, Class 1	$17	0.35%

Average Annual Total Returns

	1 Year	5 Years	Since Inception 10/17/16
AZL Mid Cap Index Fund — Class 1	7.18%	13.40%	10.06%
Russell 3000 Index	15.30%	15.96%	14.40%
S&P MidCap 400 Index	7.53%	13.44%	10.28%

Fund Statistics

Net Assets	$480,659,039
Number of Portfolio Holdings	404
Portfolio Turnover Rate	7%

The Fund's past performance is not a good predictor of the Fund's future performance.Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2025)

Portfolio Composition

Investment Categories	Percent of Total Investments
Industrials	22.3%
Financials	18.2%
Consumer Discretionary	13.2%
Information Technology	11.5%
Health Care	8.5%
Real Estate	6.8%
Materials	5.8%
Consumer Staples	5.4%
Energy	3.7%
Utilities	2.8%
Communication Services	1.2%
Money Market Funds	0.6%

AZL Mid Cap Index Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821249 08/25

AZL Mid Cap Index Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AZL Mid Cap Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Mid Cap Index Fund, Class 2	$30	0.60%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL Mid Cap Index Fund — Class 2	6.94%	13.11%	8.76%
Russell 3000 Index	15.30%	15.96%	12.96%
S&P MidCap 400 Index	7.53%	13.44%	9.25%

Fund Statistics

Net Assets	$480,659,039
Number of Portfolio Holdings	404
Portfolio Turnover Rate	7%

The Fund's past performance is not a good predictor of the Fund's future performance.Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2025)

Portfolio Composition

Investment Categories	Percent of Total Investments
Industrials	22.3%
Financials	18.2%
Consumer Discretionary	13.2%
Information Technology	11.5%
Health Care	8.5%
Real Estate	6.8%
Materials	5.8%
Consumer Staples	5.4%
Energy	3.7%
Utilities	2.8%
Communication Services	1.2%
Money Market Funds	0.6%

AZL Mid Cap Index Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821454 08/25

AZL Moderate Index Strategy Fund

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AZL Moderate Index Strategy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Moderate Index Strategy Fund	$4	0.08%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL Moderate Index Strategy Fund	11.21%	8.04%	6.87%
S&P 500 Index	15.16%	16.64%	13.65%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Moderate Composite Index	11.66%	9.63%	9.08%

Fund Statistics

Net Assets	$1,285,490,826
Number of Portfolio Holdings	5
Portfolio Turnover Rate	2%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2025)

Portfolio Composition

Type of Security	Percent of Total Investments
Domestic Equity Funds	44.5%
Fixed Income Fund	38.4%
International Equity Fund	17.1%

AZL Moderate Index Strategy Fund

Semi-Annual Shareholder Report - June 30, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821728 08/25

AZL MSCI Global Equity Index Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AZL MSCI Global Equity Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MSCI Global Equity Index Fund, Class 1	$22	0.42%

Average Annual Total Returns

	1 Year	Since Inception 6/21/21
AZL MSCI Global Equity Index Fund — Class 1	16.32%	9.63%
MSCI World Index (net of withholding taxes)	16.26%	9.64%
MSCI World Index (gross of withholding taxes)	16.76%	10.16%

Fund Statistics

Net Assets	$368,489,305
Number of Portfolio Holdings	1,322
Portfolio Turnover Rate	2%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2025)

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	26.0%
Financials	16.9%
Industrials	11.3%
Consumer Discretionary	10.1%
Health Care	9.4%
Communication Services	8.4%
Consumer Staples	6.0%
Energy	3.5%
Materials	3.2%
Utilities	2.6%
Real Estate	2.0%
Money Market Funds	0.6%
Warrant	0.0%

AZL MSCI Global Equity Index Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821181 08/25

AZL MSCI Global Equity Index Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AZL MSCI Global Equity Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MSCI Global Equity Index Fund, Class 2	$35	0.67%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL MSCI Global Equity Index Fund — Class 2	16.00%	14.22%	8.21%
MSCI World Index (net of withholding taxes)	16.26%	14.55%	10.66%
MSCI World Index (gross of withholding taxes)	16.76%	15.09%	11.23%

Fund Statistics

Net Assets	$368,489,305
Number of Portfolio Holdings	1,322
Portfolio Turnover Rate	2%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2025)

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	26.0%
Financials	16.9%
Industrials	11.3%
Consumer Discretionary	10.1%
Health Care	9.4%
Communication Services	8.4%
Consumer Staples	6.0%
Energy	3.5%
Materials	3.2%
Utilities	2.6%
Real Estate	2.0%
Money Market Funds	0.6%
Warrant	0.0%

AZL MSCI Global Equity Index Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821439 08/25

AZL Russell 1000 Growth Index Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AZL Russell 1000 Growth Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Russell 1000 Growth Index Fund, Class 1	$22	0.44%

Average Annual Total Returns

	1 Year	5 Years	Since Inception 10/17/16
AZL Russell 1000 Growth Index Fund — Class 1	16.77%	18.06%	18.64%
Russell 1000 Index	15.66%	16.30%	14.79%
Russell 1000 Growth Index	17.22%	18.15%	18.99%

Fund Statistics

Net Assets	$605,278,211
Number of Portfolio Holdings	365
Portfolio Turnover Rate	11%

The Fund's past performance is not a good predictor of the Fund's future performance.Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2025)

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	51.0%
Consumer Discretionary	13.4%
Communication Services	11.5%
Health Care	7.0%
Financials	6.5%
Industrials	5.9%
Consumer Staples	2.7%
Money Market Funds	0.6%
Real Estate	0.5%
Utilities	0.3%
Materials	0.3%
Energy	0.3%

AZL Russell 1000 Growth Index Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821215 08/25

AZL Russell 1000 Growth Index Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AZL Russell 1000 Growth Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Russell 1000 Growth Index Fund, Class 2	$35	0.69%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL Russell 1000 Growth Index Fund — Class 2	16.42%	17.76%	16.36%
Russell 1000 Index	15.66%	16.30%	13.35%
Russell 1000 Growth Index	17.22%	18.15%	17.01%

Fund Statistics

Net Assets	$605,278,211
Number of Portfolio Holdings	365
Portfolio Turnover Rate	11%

The Fund's past performance is not a good predictor of the Fund's future performance.Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2025)

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	51.0%
Consumer Discretionary	13.4%
Communication Services	11.5%
Health Care	7.0%
Financials	6.5%
Industrials	5.9%
Consumer Staples	2.7%
Money Market Funds	0.6%
Real Estate	0.5%
Utilities	0.3%
Materials	0.3%
Energy	0.3%

AZL Russell 1000 Growth Index Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821363 08/25

AZL Russell 1000 Value Index Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AZL Russell 1000 Value Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Russell 1000 Value Index Fund, Class 1	$22	0.44%

Average Annual Total Returns

	1 Year	5 Years	Since Inception 10/17/16
AZL Russell 1000 Value Index Fund — Class 1	13.28%	13.61%	9.65%
Russell 1000 Index	15.66%	16.30%	14.79%
Russell 1000 Value Index	13.70%	13.93%	10.02%

Fund Statistics

Net Assets	$624,024,140
Number of Portfolio Holdings	864
Portfolio Turnover Rate	13%

The Fund's past performance is not a good predictor of the Fund's future performance.Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2025)

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	22.6%
Industrials	12.9%
Health Care	11.6%
Information Technology	10.5%
Consumer Staples	8.1%
Consumer Discretionary	7.6%
Communication Services	7.6%
Energy	5.8%
Utilities	4.4%
Real Estate	4.2%
Materials	4.2%
Money Market Funds	0.5%

AZL Russell 1000 Value Index Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821223 08/25

AZL Russell 1000 Value Index Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AZL Russell 1000 Value Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Russell 1000 Value Index Fund, Class 2	$35	0.69%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL Russell 1000 Value Index Fund — Class 2	12.90%	13.34%	8.53%
Russell 1000 Index	15.66%	16.30%	13.35%
Russell 1000 Value Index	13.70%	13.93%	9.19%

Fund Statistics

Net Assets	$624,024,140
Number of Portfolio Holdings	864
Portfolio Turnover Rate	13%

The Fund's past performance is not a good predictor of the Fund's future performance.Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2025)

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	22.6%
Industrials	12.9%
Health Care	11.6%
Information Technology	10.5%
Consumer Staples	8.1%
Consumer Discretionary	7.6%
Communication Services	7.6%
Energy	5.8%
Utilities	4.4%
Real Estate	4.2%
Materials	4.2%
Money Market Funds	0.5%

AZL Russell 1000 Value Index Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821371 08/25

AZL S&P 500 Index Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AZL S&P 500 Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL S&P 500 Index Fund, Class 1	$13	0.25%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL S&P 500 Index Fund — Class 1	14.91%	16.37%	13.37%
S&P 500 Index	15.16%	16.64%	13.65%

Fund Statistics

Net Assets	$2,694,945,921
Number of Portfolio Holdings	507
Portfolio Turnover Rate	2%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2025)

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	33.1%
Financials	14.0%
Consumer Discretionary	10.3%
Communication Services	9.8%
Health Care	9.3%
Industrials	8.6%
Consumer Staples	5.5%
Energy	2.9%
Utilities	2.4%
Real Estate	2.0%
Materials	1.9%
Money Market Funds	0.2%

AZL S&P 500 Index Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821553 08/25

AZL S&P 500 Index Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AZL S&P 500 Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL S&P 500 Index Fund, Class 2	$26	0.50%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL S&P 500 Index Fund — Class 2	14.60%	16.07%	13.08%
S&P 500 Index	15.16%	16.64%	13.65%

Fund Statistics

Net Assets	$2,694,945,921
Number of Portfolio Holdings	507
Portfolio Turnover Rate	2%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2025)

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	33.1%
Financials	14.0%
Consumer Discretionary	10.3%
Communication Services	9.8%
Health Care	9.3%
Industrials	8.6%
Consumer Staples	5.5%
Energy	2.9%
Utilities	2.4%
Real Estate	2.0%
Materials	1.9%
Money Market Funds	0.2%

AZL S&P 500 Index Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821546 08/25

AZL Small Cap Stock Index Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AZL Small Cap Stock Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Small Cap Stock Index Fund, Class 1	$17	0.36%

Average Annual Total Returns

	1 Year	5 Years	Since Inception 10/17/16
AZL Small Cap Stock Index Fund — Class 1	4.30%	11.30%	8.37%
Russell 3000 Index	15.30%	15.96%	14.40%
S&P SmallCap 600 Index	4.60%	11.68%	8.73%

Fund Statistics

Net Assets	$430,748,584
Number of Portfolio Holdings	607
Portfolio Turnover Rate	9%

The Fund's past performance is not a good predictor of the Fund's future performance.Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2025)

Portfolio Composition

Investment Categories	Percent of Total Investments
Industrials	19.2%
Financials	19.0%
Consumer Discretionary	13.0%
Information Technology	12.5%
Health Care	10.3%
Real Estate	7.2%
Materials	4.8%
Energy	3.9%
Communication Services	3.2%
Consumer Staples	2.9%
Money Market Funds	2.1%
Utilities	1.9%

AZL Small Cap Stock Index Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821256 08/25

AZL Small Cap Stock Index Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AZL Small Cap Stock Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Small Cap Stock Index Fund, Class 2	$30	0.61%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL Small Cap Stock Index Fund — Class 2	4.07%	11.00%	7.41%
Russell 3000 Index	15.30%	15.96%	12.96%
S&P SmallCap 600 Index	4.60%	11.68%	8.02%

Fund Statistics

Net Assets	$430,748,584
Number of Portfolio Holdings	607
Portfolio Turnover Rate	9%

The Fund's past performance is not a good predictor of the Fund's future performance.Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2025)

Portfolio Composition

Investment Categories	Percent of Total Investments
Industrials	19.2%
Financials	19.0%
Consumer Discretionary	13.0%
Information Technology	12.5%
Health Care	10.3%
Real Estate	7.2%
Materials	4.8%
Energy	3.9%
Communication Services	3.2%
Consumer Staples	2.9%
Money Market Funds	2.1%
Utilities	1.9%

AZL Small Cap Stock Index Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821538 08/25

AZL T. Rowe Price Capital Appreciation Fund

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AZL T. Rowe Price Capital Appreciation Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL T. Rowe Price Capital Appreciation Fund	$52	1.01%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL T. Rowe Price Capital Appreciation Fund	11.34%	11.52%	10.45%
S&P 500 Index	15.16%	16.64%	13.65%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Moderate Composite Index	11.66%	9.63%	9.08%

Fund Statistics

Net Assets	$996,491,113
Number of Portfolio Holdings	243
Portfolio Turnover Rate	55%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2025)

Portfolio Composition

Type of Security	Percent of Total Investments
Common Stocks	60.3%
U.S. Treasury Obligations	14.2%
Bank Loans	9.3%
Money Market Funds	8.7%
Corporate Bonds	7.6%
Asset Backed Securities	0.1%
Preferred Stock	0.0%
Written Options	(0.2)%

AZL T. Rowe Price Capital Appreciation Fund

Semi-Annual Shareholder Report - June 30, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821306 08/25

Item 2. Code of Ethics.

                Not applicable.

Item 3. Audit Committee Financial Expert.

                Not applicable.

Item 4. Principal Accountant Fees and Services.

                Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)                 The Schedule of Investments in securities of unaffiliated issuers is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)                Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

AZL® DFA International Core Equity Fund
Semi-Annual Financial Statements and Other Information
June 30, 2025
(Unaudited)

AZL® DFA International Core Equity Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks (98.8%):
Aerospace & Defense (1.6%):
3,297 Airbus SE $ 689,789
13,302 Austal, Ltd.* 54,970
512 Avon Technologies PLC 13,579
11,931 Babcock International Group plc 187,859
9,656 BAE Systems plc 249,941
218 Bet Shemesh Engines Holdings 1997, Ltd.* 36,346
1,740 Bombardier, Inc., Class B* 151,611
4,880 CAE, Inc.* 143,038
5,345 Chemring Group plc 41,498
75 CTT Systems AB 1,722
105 Dassault Aviation SA 37,202
42 Elbit Systems, Ltd. 18,693
89 FACC AG* 743
2,296 Hensoldt AG 263,627
1,599 INVISIO AB 60,492
2,810 Kongsberg Gruppen ASA 109,044
2,424 Leonardo SpA 136,677
394 LISI SA 17,554
1,814 MDA Space, Ltd.* 46,776
7,407 Melrose Industries plc 53,979
470 MTU Aero Engines AG 208,981
12,593 QinetiQ Group plc 89,192
442 Rheinmetall AG 935,028
47,917 Rolls-Royce Holdings plc 636,523
250 Saab AB, Class B 13,969
2,037 Safran SA 663,334
15,312 Senior plc 38,679
24,300 Singapore Technologies Engineering, Ltd. 148,949
517 Thales SA 152,291
5,202,086
Air Freight & Logistics (0.8%):
2,500 AZ-COM MARUWA Holdings, Inc. 17,724
4,417 bpost SA* 10,996
2,891 CTT-Correios de Portugal SA 25,732
21,069 Deutsche Post AG 973,801
2,165 DSV A/S 520,153
8,434 Freightways Group, Ltd. 57,042
4,000 Hamakyorex Co., Ltd. 37,552
138 ID Logistics Group SACA* 67,045
10,034 InPost SA* 166,665
20,500 KLN Logistics Group, Ltd. 19,867
1,800 Konoike Transport Co., Ltd. 36,667
2,607 Logista Integral SA 85,365
958 Mainfreight, Ltd. 39,246
2,700 Mitsui-Soko Holdings Co., Ltd. 73,656
9,900 NIPPON EXPRESS HOLDINGS, Inc. 198,335
783 Oesterreichische Post AG 27,883
19,532 PostNL NV^ 21,252
2,200 Sankyu, Inc. 117,783
900 SBS Holdings, Inc. 18,149
3,900 Senko Group Holdings Co., Ltd. 53,088
6,300 SG Holdings Co., Ltd. 70,284
500 Shibusawa Logistics Corp. 13,976
51,000 Singapore Post, Ltd. 24,496
2,900 Yamato Holdings Co., Ltd. 38,866
2,715,623
Shares Value
Common Stocks, continued
Automobile Components (1.4%):
1,000 Aisan Industry Co., Ltd. $ 11,613
9,900 Aisin Corp. 126,306
7,300 Akebono Brake Industry Co., Ltd.* 5,248
1,027 AKWEL SADIR 9,965
6,206 Amotiv, Ltd. 32,743
3,450 ARB Corp., Ltd. 74,242
104 Autoneum Holding AG 18,249
1,920 Brembo NV 18,367
9,700 Bridgestone Corp. 396,151
1,647 Bulten AB 10,611
906 CIE Automotive SA 26,038
13,735 Cie Generale des Etablissements Michelin SCA 511,006
12,732 CIR SpA-Compagnie Industriali* 8,774
4,638 Continental AG 404,672
2,800 Daido Metal Co., Ltd. 12,865
2,400 Daikyonishikawa Corp. 10,782
9,500 Denso Corp. 128,135
10,366 Dometic Group AB(a) 43,439
20,239 Dowlais Group plc 18,527
1,800 Eagle Industry Co., Ltd. 23,996
673 EDAG Engineering Group AG* 4,249
1,724 ElringKlinger AG 9,165
1,500 Exco Technologies, Ltd. 7,634
1,000 Exedy Corp. 28,596
1,700 FCC Co., Ltd. 32,850
342 Feintool International Holding AG, Registered
Shares* 5,131
4,399 Forvia SE* 44,728
1,000 F-Tech, Inc. 4,728
4,000 Futaba Industrial Co., Ltd. 22,140
6,562 Gestamp Automocion SA(a) 22,584
1,400 G-Tekt Corp. 17,133
1,600 HI-LEX Corp. 22,674
700 H-One Co., Ltd. 6,223
300 Imasen Electric Industrial 1,451
19,642 Johnson Electric Holdings, Ltd. 54,086
7,000 JTEKT Corp. 57,471
287 Kendrion NV 3,915
6,700 Koito Manufacturing Co., Ltd. 79,920
25,060 Kongsberg Automotive ASA* 4,169
2,000 KYB Corp. 41,321
1,033 Linamar Corp. 49,162
6,513 Magna International, Inc. 251,795
3,466 Martinrea International, Inc. 21,586
2,000 Mitsuba Corp. 11,454
400 Murakami Corp. 17,554
2,500 Musashi Seimitsu Industry Co., Ltd. 52,944
6,400 NHK Spring Co., Ltd. 69,624
600 Nichirin Co., Ltd. 14,291
3,200 Nifco, Inc. 75,705
2,200 Nippon Seiki Co., Ltd. 21,813
4,200 Niterra Co., Ltd. 139,974
2,700 NOK Corp. 39,876
4,057 Nokian Renkaat Oyj^ 29,384
1,300 NPR-RIKEN Corp. 21,094
1,743 Opmobility 22,338
2,600 Pacific Industrial Co., Ltd. 24,268
1,500 Piolax, Inc. 18,477
14,795 Pirelli & C SpA(a) 102,035

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Automobile Components, continued
3,500 Press Kogyo Co., Ltd. $ 13,199
3,582 PWR Holdings, Ltd. 16,335
1,900 Sanoh Industrial Co., Ltd. 8,364
2,535 Schaeffler AG 13,589
2,200 Seiren Co., Ltd. 35,441
2,400 Shoei Co., Ltd. 28,997
6,538 Sogefi SpA 17,230
4,300 Stanley Electric Co., Ltd. 84,977
14,000 Sumitomo Electric Industries, Ltd. 298,504
2,900 Sumitomo Riko Co., Ltd. 33,526
6,600 Sumitomo Rubber Industries, Ltd.^ 74,792
300 T RAD Co., Ltd. 9,163
1,400 Tachi-S Co., Ltd. 16,687
800 Taiho Kogyo Co., Ltd. 3,149
2,500 Tokai Rika Co., Ltd. 38,435
2,500 Topre Corp. 33,091
5,200 Toyo Tire Corp. 109,794
2,800 Toyoda Gosei Co., Ltd. 55,022
3,800 Toyota Boshoku Corp. 51,719
1,500 TPR Co., Ltd. 20,225
4,400 TS Tech Co., Ltd. 51,509
2,000 Unipres Corp. 13,285
4,944 Valeo SE 54,222
3,400 Yokohama Rubber Co., Ltd. (The) 93,287
600 Yorozu Corp. 3,853
4,523,666
Automobiles (1.8%):
3,317 Bayerische Motoren Werke AG 294,646
547 Ferrari NV, ADR 268,435
398 Ferrari NV 195,112
47,200 Honda Motor Co., Ltd. 455,186
19,800 Isuzu Motors, Ltd. 250,706
298 Knaus Tabbert AG* 4,704
22,800 Mazda Motor Corp. 136,974
6,867 Mercedes-Benz Group AG 401,737
29,100 Mitsubishi Motors Corp. 82,166
36,900 Nissan Motor Co., Ltd.* 89,639
2,700 Nissan Shatai Co., Ltd.^ 20,211
8,981 Piaggio & C SpA 19,891
5,207 Renault SA 240,271
27,534 Stellantis NV 276,701
18,100 Subaru Corp. 314,506
20,500 Suzuki Motor Corp. 246,992
124,720 Toyota Motor Corp. 2,142,559
302 Trigano SA 52,677
597 Volkswagen AG 64,501
12,581 Volvo Car AB, Class B*^ 23,170
19,100 Yamaha Motor Co., Ltd. 142,462
5,723,246
Banks (11.0%):
2,800 77 Bank, Ltd. (The) 95,172
7,892 ABN AMRO Bank NV(a) 216,056
536 Addiko Bank AG* 11,932
58,913 AIB Group plc 484,610
800 Akita Bank, Ltd. (The) 16,719
3,419 Aktia Bank Oyj 39,137
189 Alandsbanken Abp, Class B 8,240
20,593 ANZ Group Holdings, Ltd. 395,162
Shares Value
Common Stocks, continued
Banks, continued
3,500 Aozora Bank, Ltd.^ $ 52,390
1,900 Awa Bank, Ltd. (The) 37,738
22,269 Banca Monte dei Paschi di Siena SpA 189,511
18,720 Banca Popolare di Sondrio SPA 260,285
61,614 Banco Bilbao Vizcaya Argentaria SA 947,509
33,533 Banco Bilbao Vizcaya Argentaria SA, ADR 515,402
45,681 Banco BPM SpA 533,521
329,913 Banco Comercial Portugues SA, Class R 257,032
197,769 Banco de Sabadell SA 629,696
2,101 Banco di Desio e della Brianza SpA 17,528
106,269 Banco Santander SA 879,644
9,759 Bank Hapoalim BM 187,599
16,869 Bank Leumi Le-Israel BM 314,200
32,912 Bank of East Asia, Ltd. (The) 50,819
31,797 Bank of Ireland Group plc 453,688
900 Bank of Iwate, Ltd. (The) 18,942
1,871 Bank of Montreal 207,368
4,062 Bank of Montreal, ADR 449,379
500 Bank of Nagoya, Ltd. (The) 27,493
8,317 Bank of Nova Scotia (The), ADR 459,681
1,899 Bank of Nova Scotia (The) 105,020
21,633 Bank of Queensland, Ltd. 110,752
800 Bank of Saga, Ltd. (The) 12,855
2,000 Bank of the Ryukyus, Ltd. 15,780
24,926 Bankinter SA 325,322
71 Banque Cantonale de Geneve, Class BR 21,230
844 Banque Cantonale Vaudoise, Registered Shares 97,518
104,346 Barclays plc 483,211
2,296 BAWAG Group AG(a) 292,619
17,046 Bendigo & Adelaide Bank, Ltd. 141,785
317 Berner Kantonalbank AG, Registered Shares 100,514
7,144 BNP Paribas SA 643,373
23,542 BOC Hong Kong Holdings, Ltd. 102,410
39,648 BPER Banca SpA 360,476
33,527 CaixaBank SA 290,433
5,363 Canadian Imperial Bank of Commerce, ADR 379,861
3,050 Canadian Imperial Bank of Commerce 216,520
8,500 Chiba Bank, Ltd. (The) 78,331
3,000 Chiba Kogyo Bank, Ltd. (The) 24,696
7,200 Chugin Financial Group, Inc. 86,918
6,677 Close Brothers Group plc* 33,967
14,455 Commerzbank AG 456,026
5,179 Commonwealth Bank of Australia 629,644
17,000 Concordia Financial Group, Ltd. 109,947
8,122 Credit Agricole SA 153,848
4,901 Credito Emiliano SpA 72,410
16,000 Dah Sing Banking Group, Ltd. 18,559
5,600 Dah Sing Financial Holdings, Ltd. 21,264
3,800 Daishi Hokuetsu Financial Group, Inc. 87,538
10,256 Danske Bank A/S 418,206
17,661 DBS Group Holdings, Ltd. 624,628
5,037 DNB Bank ASA 139,437
1,600 Ehime Bank, Ltd. (The) 11,091
1,482 EQB, Inc. 112,717
3,279 Erste Group Bank AG 278,664
650 FIDEA Holdings Co., Ltd. 6,481
16,525 FinecoBank Banca Fineco SpA 366,744
3,600 First Bank of Toyama, Ltd. (The) 24,634
1,095 First International Bank Of Israel, Ltd. (The) 79,351

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Banks, continued
1,000 Fukui Bank, Ltd. (The) $ 12,119
2,800 Fukuoka Financial Group, Inc. 74,577
9,900 Gunma Bank, Ltd. (The) 82,790
10,600 Hachijuni Bank, Ltd. (The) 85,782
4,005 Hang Seng Bank, Ltd. 60,090
34,267 Heartland Group Holdings, Ltd. 16,661
11,100 Hirogin Holdings, Inc. 92,594
1,000 Hokkoku Financial Holdings, Inc. 33,472
5,000 Hokuhoku Financial Group, Inc. 94,993
65,939 HSBC Holdings plc 798,183
13,649 HSBC Holdings plc, ADR 829,723
10,500 Hyakugo Bank, Ltd. (The) 50,125
1,000 Hyakujushi Bank, Ltd. (The) 28,912
3 Hypothekarbank Lenzburg AG, Class R 15,360
22,819 ING Groep NV 500,696
150,804 Intesa Sanpaolo SpA 869,172
15,490 Israel Discount Bank, Ltd., Class A 154,607
7,700 Iyogin Holdings, Inc. 84,598
10,800 Japan Post Bank Co., Ltd. 116,600
44,262 Judo Capital Holdings, Ltd.* 45,586
1,300 Juroku Financial Group, Inc. 43,544
1,969 Jyske Bank A/S, Registered Shares 199,255
4,273 KBC Group NV 439,455
5,800 Keiyo Bank, Ltd. (The) 40,133
400 Kita-Nippon Bank, Ltd. (The) 8,192
3,000 Kiyo Bank, Ltd. (The) 51,772
3,400 Kyoto Financial Group, Inc. 60,953
13,390 Kyushu Financial Group, Inc. 67,430
1,096 Laurentian Bank of Canada 25,066
562 Liechtensteinische Landesbank AG 57,999
1,912 Lion Finance Group plc 185,834
436,521 Lloyds Banking Group plc 459,615
583 Luzerner Kantonalbank AG, Registered Shares 52,630
27,470 Mebuki Financial Group, Inc. 142,733
8,997 Mediobanca Banca di Credito Finanziario SpA^ 209,215
59,700 Mitsubishi UFJ Financial Group, Inc. 817,475
800 Miyazaki Bank, Ltd. (The) 20,346
1,267 Mizrahi Tefahot Bank, Ltd. 82,686
16,680 Mizuho Financial Group, Inc. 459,234
1,300 Musashino Bank, Ltd. (The) 29,336
9,826 MyState, Ltd. 27,221
1,300 Nanto Bank, Ltd. (The) 37,051
21,522 National Australia Bank, Ltd. 557,451
4,347 National Bank of Canada 448,620
50,881 NatWest Group plc 357,195
4,800 Nishi-Nippon Financial Holdings, Inc. 71,822
49,911 Nordea Bank Abp 742,070
3,381 Norion Bank AB* 18,175
9,500 North Pacific Bank, Ltd. 37,896
1,800 Ogaki Kyoritsu Bank, Ltd. (The) 31,139
1,000 Oita Bank, Ltd. (The) 27,661
820 Okinawa Financial Group, Inc. 17,292
461 Oma Saastopankki Oyj 4,569
20,546 Oversea-Chinese Banking Corp., Ltd. 263,850
2,493 Pareto Bank ASA 20,497
5,215 Permanent TSB Group Holdings plc* 12,531
1,522 Procrea Holdings, Inc. 15,110
28,000 Public Financial Holdings, Ltd.* 4,715
4,183 Raiffeisen Bank International AG 127,249
Shares Value
Common Stocks, continued
Banks, continued
1,400 Rakuten Bank, Ltd.* $ 63,914
11,775 Resona Holdings, Inc. 108,087
1,055 Ringkjoebing Landbobank A/S 231,177
6,129 Royal Bank of Canada, ADR 806,270
12,835 Royal Bank of Canada 1,691,758
1,190 San ju San Financial Group, Inc. 24,337
6,800 San-In Godo Bank, Ltd. (The) 55,978
1,300 SBI Sumishin Net Bank, Ltd. 44,087
11,600 Senshu Ikeda Holdings, Inc. 45,791
26,300 Seven Bank, Ltd. 47,979
1,800 Shiga Bank, Ltd. (The) 72,360
2,100 Shikoku Bank, Ltd. (The) 16,129
400 Shimizu Bank, Ltd. (The) 3,933
7,500 Shizuoka Financial Group, Inc. 86,963
10,758 Skandinaviska Enskilda Banken AB, Class A 187,965
11,891 Societe Generale SA 681,271
1,288 Sparebank 1 Oestlandet 24,888
3,172 SpareBank 1 Sor-Norge ASA 58,390
1,551 Sparebanken More 16,459
1,150 Sparebanken Norge 18,280
523 Sparekassen Sjaelland-Fyn A/S 25,020
126 St Galler Kantonalbank AG, Registered Shares 76,685
32,402 Standard Chartered plc 536,887
25,900 Sumitomo Mitsui Financial Group, Inc. 649,381
5,000 Sumitomo Mitsui Trust Group, Inc. 132,556
5,900 Suruga Bank, Ltd. 54,813
11,874 Svenska Handelsbanken AB, Class A 158,863
7,412 Swedbank AB, Class A 196,459
2,509 Sydbank AS 186,081
1,853 TBC Bank Group plc 118,037
435 TF Bank AB 16,156
4,500 Tochigi Bank, Ltd. (The) 12,556
6,500 Toho Bank, Ltd. (The) 14,878
1,100 Tokyo Kiraboshi Financial Group, Inc. 46,214
7,500 TOMONY Holdings, Inc. 27,998
7,001 Toronto-Dominion Bank (The) 514,997
5,173 Toronto-Dominion Bank (The), ADR 379,957
2,100 Towa Bank, Ltd. (The) 10,081
6,200 Tsukuba Bank, Ltd. 9,980
53,341 Unicaja Banco SA(a) 126,041
11,495 UniCredit SpA 770,873
12,827 United Overseas Bank, Ltd. 363,497
743 Valiant Holding AG 113,333
900 VersaBank 10,260
30,944 Vestjysk Bank A/S 23,060
239 Walliser Kantonalbank, Registered Shares 36,764
23,960 Westpac Banking Corp. 533,880
1,600 Yamagata Bank, Ltd. (The) 16,566
5,400 Yamaguchi Financial Group, Inc. 57,929
1,800 Yamanashi Chuo Bank, Ltd. (The) 31,705
6 Zuger Kantonalbank, Class BR 65,257
35,215,670
Beverages (0.9%):
2,757 AG Barr plc 26,034
1,900 Andrew Peller, Ltd., Class A 7,340
12,147 Anheuser-Busch InBev SA/NV 835,044
9,000 Asahi Group Holdings, Ltd. 120,465
30,200 Budweiser Brewing Co. APAC, Ltd.^(a) 29,950
14,772 C&C Group plc 32,994

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Beverages, continued
1,527 Carlsberg AS, Class B $ 216,636
3,500 Coca-Cola Bottlers Japan Holdings, Inc. 56,521
3,519 Coca-Cola Europacific Partners plc 326,282
2,713 Coca-Cola HBC AG 140,824
578 Diageo plc, ADR 58,285
9,254 Diageo plc 232,729
2,046 Heineken NV 179,119
2,400 Ito En, Ltd. 54,431
3,900 Kirin Holdings Co., Ltd. 54,620
109 Laurent-Perrier 12,045
1,200 Lifedrink Co., Inc. 17,616
653 Olvi Oyj, A Shares 25,816
1,455 Pernod Ricard SA 145,323
2,032 Royal Unibrew A/S 165,871
500 Sapporo Holdings, Ltd. 25,738
2,400 Suntory Beverage & Food, Ltd. 76,833
5,400 Takara Holdings, Inc. 44,924
12,746 Treasury Wine Estates, Ltd. 65,530
2,950,970
Biotechnology (0.5%):
7,265 Amrize, Ltd.* 362,563
57 Argenx SE, ADR* 31,420
86 Argenx SE* 47,406
2,965 Bavarian Nordic A/S* 79,086
1,017 BioGaia AB, B Shares 11,429
760 Clinuvel Pharmaceuticals, Ltd. 5,191
2,522 CSL, Ltd. 397,439
1,490 Galapagos NV* 41,734
1,464 Genmab A/S* 302,979
6,461 Grifols SA* 78,767
21,785 Mesoblast, Ltd.* 23,620
2,600 PeptiDream, Inc.* 29,696
176 Pharma Mar SA 16,481
20,503 Pharming Group NV* 21,990
1,337 Swedish Orphan Biovitrum AB* 40,814
2,800 Takara Bio, Inc. 15,591
1,382 Telix Pharmaceuticals, Ltd.* 22,209
1,960 Vitrolife AB 29,057
2,224 Zealand Pharma A/S* 124,534
1,682,006
Broadline Retail (1.0%):
1,600 ASKUL Corp. 17,074
24,109 B&M European Value Retail SA 89,884
1,900 Belluna Co., Ltd. 11,729
2,259 Canadian Tire Corp., Ltd., Class A 307,576
4,207 Dollarama, Inc. 592,830
6,374 Europris ASA(a) 54,031
17,501 Harvey Norman Holdings, Ltd. 60,692
1,900 Isetan Mitsukoshi Holdings, Ltd. 29,008
1,000 Izumi Co., Ltd. 23,118
11,200 J. Front Retailing Co., Ltd. 152,254
4,015 Lindex Group OYJ* 13,085
2,918 Max Stock, Ltd. 13,871
2,800 Mercari, Inc.* 51,985
30,000 Metro Holdings, Ltd. 9,326
79,829 Myer Holdings, Ltd.* 31,782
1,946 Next plc 332,396
2,900 Pan Pacific International Holdings Corp. 99,685
Shares Value
Common Stocks, continued
Broadline Retail, continued
6,755 Prosus NV* $ 378,346
3,776 Puuilo Oyj 58,075
5,800 Rakuten Group, Inc.* 31,927
4,000 Ryohin Keikaku Co., Ltd. 191,869
1,600 Seria Co., Ltd. 29,864
11,800 Takashimaya Co., Ltd. 92,244
24,280 THG plc* 10,773
1,077 Tokmanni Group Corp.* 13,389
3,646 Warehouse Group, Ltd. (The)* 1,777
8,412 Wesfarmers, Ltd. 469,135
4,000 Wing On Co. International, Ltd. 6,280
3,174,005
Building Products (1.1%):
3,800 AGC, Inc. 111,198
2,028 Arbonia AG 13,605
3,142 Assa Abloy AB, Class B 98,290
136 Belimo Holding AG, Class R 139,096
2,400 Bunka Shutter Co., Ltd. 39,363
1,101 Carel Industries SpA(a) 29,316
1,300 Central Glass Co., Ltd. 26,732
3,758 Cie de Saint-Gobain SA 442,028
2,700 Daikin Industries, Ltd. 319,007
5,524 Deceuninck NV 13,451
130 dormakaba Holding AG 119,142
39,715 Fletcher Building, Ltd.* 69,796
35 Forbo Holding AG, Registered Shares 36,477
537 Geberit AG, Registered Shares 423,438
9,771 Genuit Group plc 52,837
12,753 GWA Group, Ltd. 20,123
3,039 Inrom Construction Industries, Ltd. 18,981
1,684 Inwido AB 37,459
5,198 James Halstead plc 11,390
3,006 Kingspan Group plc 255,596
1,200 Komatsu Wall Industry Co., Ltd. 19,206
1,300 Kondotec, Inc. 13,969
2,281 Lindab International AB 47,339
9,000 Lixil Corp. 104,244
297 Meier Tobler Group AG 14,715
1,768 Munters Group AB(a) 25,900
641 Nederman Holding AB 11,976
2,170 Nibe Industrier AB, Class B 9,284
2,400 Nichias Corp. 91,837
1,100 Nichiha Corp. 22,717
600 Nihon Dengi Co., Ltd. 18,904
1,800 Nihon Flush Co., Ltd. 10,194
4,900 Nippon Sheet Glass Co., Ltd.* 15,303
2 Norcros plc 8
1,500 Noritz Corp. 19,216
1,400 Okabe Co., Ltd. 8,062
27,365 Reliance Worldwide Corp., Ltd. 73,835
3,440 ROCKWOOL A/S, Class B 160,963
1,867 ROCKWOOL A/S, Class A 86,946
1,900 Sankyo Tateyama, Inc. 8,485
2,700 Sanwa Holdings Corp. 89,521
47 Schweiter Technologies AG 22,407
700 Sekisui Jushi Corp. 9,551
1,400 Shin Nippon Air Technologies Co., Ltd. 23,286
2,700 Sinko Industries, Ltd. 22,396
3,824 Systemair AB 35,571

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Building Products, continued
1,800 Takara Standard Co., Ltd. $ 30,305
700 Takasago Thermal Engineering Co., Ltd. 34,375
1,100 TOTO, Ltd. 27,693
3,919 Volution Group plc 31,778
59,448 Xinyi Glass Holdings, Ltd. 57,215
533 Zehnder Group AG, Registered Shares 45,166
3,469,692
Capital Markets (3.1%):
5,772 3i Group plc 326,443
54,618 Aberdeen Group plc 140,364
24,792 ABG Sundal Collier Holding ASA 17,303
3,200 AGF Management, Ltd., Class B 31,069
14,871 AJ Bell plc 104,253
9,083 Allfunds Group plc 69,707
903 Altamir* 30,434
1,582 Amundi SA(a) 128,223
9,979 Ashmore Group plc 21,437
921 ASX, Ltd. 42,278
4,100 Australian Ethical Investment, Ltd. 17,240
2,658 Avanza Bank Holding AB 90,212
4,926 Azimut Holding SpA 157,766
2,632 Banca Generali SpA 146,309
521 Bellevue Group AG, Class BR 5,019
5,672 Bridgepoint Group plc(a) 24,260
12,000 Bright Smart Securities & Commodities Group, Ltd.* 13,197
2,019 Brookfield Corp. 124,972
614 Brookfield Corp., ADR 37,976
563 Brooks Macdonald Group plc 13,208
2,688 Bure Equity AB 80,966
2,497 Canaccord Genuity Group, Inc. 18,999
4,442 CI Financial Corp.* 103,384
228 Cie Financiere Tradition SA, Class BR 62,823
5,668 CMC Markets plc(a) 19,635
19,000 Daiwa Securities Group, Inc. 135,147
13,881 Deutsche Bank AG, Registered Shares 411,781
552 Deutsche Beteiligungs AG 16,775
1,980 Deutsche Boerse AG 645,997
1,366 DWS Group GmbH & Co. KGaA(a) 80,811
4,307 EFG International AG 80,145
170 eQ Oyj 2,163
899 EQT Holdings, Ltd. 20,120
1,060 Euronext NV(a) 181,361
4,000 Fiera Capital Corp. 18,860
3,602 flatexDEGIRO AG 101,829
838 Flow Traders, Ltd.* 27,185
1,819 Foresight Group Holdings, Ltd. 11,080
5,224 GAM Holding AG* 672
1,973 Georgia Capital plc* 52,102
1,745 Gimv NV 85,872
2,400 GMO Financial Holdings, Inc. 13,098
1,175 Guardian Capital Group, Ltd. 37,323
142,000 Guotai Junan International Holdings, Ltd. 62,200
8,494 Hong Kong Exchanges & Clearing, Ltd. 454,490
1,131 HUB24, Ltd. 66,375
2,000 Ichiyoshi Securities Co., Ltd. 11,290
5,100 iFAST Corp., Ltd.^ 26,506
8,797 IG Group Holdings plc 128,549
3,232 IGM Financial, Inc. 102,116
4,298 Impax Asset Management Group plc 10,958
Shares Value
Common Stocks, continued
Capital Markets, continued
28,403 Insignia Financial, Ltd.* $ 67,848
8,432 IntegraFin Holdings plc 37,735
2,880 Intermediate Capital Group plc 76,232
13,081 Investec plc 97,863
49,718 IP Group plc* 35,492
200 IwaiCosmo Holdings, Inc. 3,107
2,600 JAFCO Group Co., Ltd. 44,400
16,600 Japan Exchange Group, Inc. 168,341
3,861 Julius Baer Group, Ltd. 260,645
17,082 Jupiter Fund Management plc 23,449
800 Kyokuto Securities Co., Ltd. 8,403
2,122 Liontrust Asset Management plc 12,037
741 London Stock Exchange Group plc 108,254
1,015 MA Financial Group, Ltd. 5,085
2,026 Macquarie Group, Ltd. 304,974
8,413 Magellan Financial Group, Ltd. 47,393
22,059 Man Group plc 51,206
2,300 Marusan Securities Co., Ltd. 14,245
6,300 Matsui Securities Co., Ltd. 30,448
2,471 Meitav Investment House, Ltd. 54,370
2,900 Mito Securities Co., Ltd. 11,437
3,035 MLP SE 30,130
496 Mutares SE & Co. KGaA 21,082
24,829 Navigator Global Investments, Ltd. 27,862
3,405 Netwealth Group, Ltd. 75,565
17,199 Ninety One plc 43,727
24,100 Nomura Holdings, Inc. 158,287
1,900 Nordnet AB (publ) 51,745
18,105 NZX, Ltd. 16,439
7,300 Okasan Securities Group, Inc. 33,900
2,547 Onex Corp. 209,694
372 Partners Group Holding AG 487,964
2,699 Perpetual, Ltd. 32,077
11,593 Platinum Asset Management, Ltd. 3,506
2,595 Polar Capital Holdings plc 16,894
40,781 Quilter plc(a) 88,004
942 Rathbones Group plc 22,474
9,785 Ratos AB, B Shares 41,552
4,600 SBI Holdings, Inc. 159,830
12,137 Schroders plc 60,212
12,500 Singapore Exchange, Ltd. 146,250
840 Sparx Group Co., Ltd. 8,590
700 Sprott, Inc. 48,392
11,465 St James's Place plc 186,360
700 Strike Co., Ltd. 18,100
514 Swissquote Group Holding SA, Registered Shares 292,077
1,296 Taaleri plc 10,772
2,584 Tamburi Investment Partners SpA 23,866
2,705 Tel Aviv Stock Exchange, Ltd. 52,362
1,383 Tikehau Capital SCA 30,921
2,855 TMX Group, Ltd. 121,027
8,500 Tokai Tokyo Financial Holdings, Inc. 29,214
4,000 Toyo Securities Co., Ltd. 13,910
39,570 TP ICAP Group plc 148,024
22,703 UBS Group AG 771,746
24,786 UOB-Kay Hian Holdings, Ltd. 40,759
22,000 Value Partners Group, Ltd. 5,467
1,528 Van Lanschot Kempen NV 98,503
947 VIEL & Cie SA 17,071

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Capital Markets, continued
1,341 Vontobel Holding AG, Class R $ 108,654
245 VP Bank AG, Class A 25,198
451 VZ Holding AG 99,073
3,692 XPS Pensions Group plc 19,429
9,971,955
Chemicals (3.2%):
6,100 5N Plus, Inc.* 40,051
900 Achilles Corp. 6,906
3,100 ADEKA Corp. 59,137
1,800 Aica Kogyo Co., Ltd. 44,930
1,874 Air Liquide SA 387,018
9,200 Air Water, Inc. 137,176
3,964 Akzo Nobel NV 277,377
700 Arakawa Chemical Industries, Ltd. 4,974
1,597 Arkema SA 117,879
1,200 Artience Co., Ltd. 25,028
28,200 Asahi Kasei Corp. 200,338
1,100 ASAHI YUKIZAI Corp. 30,895
17,201 BASF SE 848,324
1,939 Borregaard ASA 38,202
400 C Uyemura & Co., Ltd. 25,636
1,400 Chugoku Marine Paints, Ltd. 26,323
4,338 Clariant AG, Registered Shares 46,246
2,024 Corbion NV 43,537
6,036 Covestro AG* 429,415
1,507 Croda International plc 60,566
1,000 Dai Nippon Toryo Co., Ltd. 8,231
10,600 Daicel Corp. 88,648
1,700 Daiichi Kigenso Kagaku-Kogyo Co., Ltd. 7,708
900 Dainichiseika Color & Chemicals Manufacturing
Co., Ltd. 19,685
3,200 Denka Co., Ltd. 43,831
3,300 DIC Corp. 66,177
200 DKS Co., Ltd. 5,470
1,349 DSM-Firmenich AG 143,422
65,902 Dyno Nobel, Ltd. 116,727
19,833 Elementis plc 43,561
13,127 Elkem ASA(a) 30,888
30 EMS-Chemie Holding AG 22,701
8,516 Ercros SA* 29,790
9,485 Essentra plc 13,927
8,885 Evonik Industries AG 183,134
1,021 FUCHS SE 42,352
1,600 Fujimi, Inc. 22,632
600 Fuso Chemical Co., Ltd. 16,069
46 Givaudan SA, Registered Shares 223,217
200 Gurit Holding AG, Class BR* 4,386
5,343 Hexpol AB 51,848
1,400 Hodogaya Chemical Co., Ltd. 14,086
3,363 ICL Group, Ltd. 23,062
1,500 Ishihara Sangyo Kaisha, Ltd. 21,055
1,000 JCU Corp. 22,979
4,610 Johnson Matthey plc 109,852
700 JSP Corp. 9,137
1,900 Kaneka Corp. 52,326
6,100 Kansai Paint Co., Ltd. 83,764
3,300 Kanto Denka Kogyo Co., Ltd. 19,202
600 KeePer Technical Laboratory Co., Ltd. 14,747
1,600 KEIWA, Inc. 11,997
Shares Value
Common Stocks, continued
Chemicals, continued
4,979 Kemira Oyj $ 115,445
1,400 KH Neochem Co, Ltd. 24,556
1,500 Koatsu Gas Kogyo Co., Ltd. 10,881
2,000 Konishi Co., Ltd. 15,622
3,400 Kumiai Chemical Industry Co., Ltd. 18,822
12,400 Kuraray Co., Ltd. 157,330
1,800 Kureha Corp. 39,186
1,200 Kuriyama Holdings Corp. 12,323
2,749 LANXESS AG 81,603
549 Lenzing AG* 15,551
1,900 Lintec Corp. 39,011
400 MEC Co., Ltd. 7,462
1,900 Methanex Corp. 62,919
52,000 Mitsubishi Chemical Group Corp. 272,635
4,600 Mitsubishi Gas Chemical Co., Inc. 70,519
3,400 Mitsui Chemicals, Inc. 78,382
600 Moriroku Co., Ltd. 9,654
12,400 Nanofilm Technologies International, Ltd.^ 6,302
800 Nihon Kagaku Sangyo Co., Ltd. 10,957
2,300 Nihon Nohyaku Co., Ltd. 13,419
4,000 Nihon Parkerizing Co., Ltd. 35,218
600 Nippon Chemical Industrial Co., Ltd. 8,438
6,400 Nippon Kayaku Co., Ltd. 57,712
5,000 Nippon Paint Holdings Co., Ltd. 40,153
3,000 Nippon Sanso Holdings Corp. 113,452
3,900 Nippon Shokubai Co., Ltd. 44,399
2,200 Nippon Soda Co., Ltd. 46,237
3,600 Nissan Chemical Corp. 109,680
11,100 Nitto Denko Corp. 214,100
3,600 NOF Corp. 68,899
5,423 Novonesis (Novozymes) B 389,461
6,341 Nufarm, Ltd.* 10,265
6,344 Nutrien, Ltd. 369,709
3,137 Nutrien, Ltd., ADR 182,699
3,787 OCI NV 34,212
500 Okamoto Industries, Inc. 16,673
600 Okura Industrial Co., Ltd. 17,907
20,649 Orica, Ltd. 264,836
900 Osaka Organic Chemical Industry, Ltd. 16,190
1,000 PILLAR Corp. 26,839
1,958 Recticel SA 23,604
6,500 Resonac Holdings Corp. 150,379
2,800 Riken Technos Corp. 21,254
500 Sakai Chemical Industry Co., Ltd. 9,210
2,400 Sakata INX Corp. 32,322
700 Sanyo Chemical Industries, Ltd. 17,719
900 Sekisui Kasei Co., Ltd. 2,056
1,100 Shikoku Kasei Holdings Corp. 14,910
10,400 Shin-Etsu Chemical Co., Ltd. 342,745
1,800 Shin-Etsu Polymer Co., Ltd. 21,624
817 Sika AG, Registered Shares 221,804
300 SK Kaken Co., Ltd. 17,821
1,200 Soken Chemical & Engineering Co., Ltd. 12,611
1,125 SOL SpA 63,744
3,243 Solvay SA, Class A 112,017
285 SP Group A/S 14,128
400 Stella Chemifa Corp. 10,929
2,600 Sumitomo Bakelite Co., Ltd. 74,980
39,300 Sumitomo Chemical Co., Ltd. 94,685

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Chemicals, continued
300 Sumitomo Seika Chemicals Co., Ltd. $ 9,041
1,957 Syensqo SA 151,386
3,389 Symrise AG 355,809
4,585 Synthomer plc* 6,894
700 T Hasegawa Co., Ltd. 14,249
1,800 Taiyo Holdings Co., Ltd. 87,982
600 Takasago International Corp. 28,998
2,100 Tanaka Chemical Corp. 5,998
600 Tayca Corp. 5,362
6,900 Teijin, Ltd. 55,751
205 Tessenderlo Group SA 6,109
4,300 Toagosei Co., Ltd. 41,621
9,200 Tokai Carbon Co., Ltd. 64,832
2,200 Tokuyama Corp. 45,888
1,800 Tokyo Ohka Kogyo Co., Ltd. 52,227
22,000 Toray Industries, Inc. 150,282
6,300 Tosoh Corp. 92,002
400 Toyo Gosei Co., Ltd. 13,396
3,400 Toyobo Co., Ltd. 21,622
5,300 UBE Corp. 82,927
1,041 Umicore SA 15,292
700 Valqua, Ltd. 14,873
2,109 Victrex plc 22,466
571 Wacker Chemie AG 41,725
1,291 Yara International ASA 47,710
800 Yushiro Chemical Industry Co., Ltd. 10,721
700 Zacros Corp. 18,277
5,600 Zeon Corp. 56,773
10,324,982
Commercial Services & Supplies (1.4%):
223,280 AMA Group, Ltd.* 15,427
1,123 Befesa SA(a) 36,642
896 Bilfinger SE 86,243
3,449 Black Diamond Group, Ltd. 25,052
500 Boyd Group Services, Inc. 78,547
23,149 Brambles, Ltd. 356,758
7,404 Bravida Holding AB(a) 74,540
200 Calian Group, Ltd. 7,347
300 Central Security Patrols Co., Ltd. 4,637
338 Cewe Stiftung & Co. KGaA 39,054
58,603 Cleanaway Waste Management, Ltd. 104,900
3,808 Coor Service Management Holding AB(a) 16,697
2,400 CTS Co., Ltd. 13,398
5,200 Dai Nippon Printing Co., Ltd. 78,825
1,500 Daiseki Co., Ltd. 36,198
6,041 De La Rue plc* 10,738
3,731 Derichebourg SA 25,368
2,180 Dexterra Group, Inc. 14,698
290 DO & CO AG* 61,807
4,446 doValue SpA*(a) 12,960
26,433 Downer EDI, Ltd. 109,959
1,100 Duskin Co., Ltd. 30,242
14,459 Element Fleet Management Corp. 362,218
8,382 Elis SA 240,761
300 GDI Integrated Facility Services, Inc.* 6,982
1,143 GFL Environmental, Inc. 57,704
435 GL Events SACA 13,998
800 grems, Inc. 13,187
900 Inaba Seisakusho Co., Ltd. 11,613
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
1,400 Inui Global Logistics Co., Ltd. $ 11,683
5,655 ISS A/S 158,018
1,800 Itoki Corp. 27,334
2,600 Japan Elevator Service Holdings Co., Ltd. 75,018
21,513 Johnson Service Group plc 44,864
12,000 Kokuyo Co., Ltd. 68,894
4,600 Kosaido Holdings Co., Ltd. 15,319
1,600 Kyodo Printing Co., Ltd. 14,405
2,302 Lassila & Tikanoja Oyj 25,856
3,524 Loomis AB 148,249
700 Matsuda Sangyo Co., Ltd. 16,112
5,449 Mears Group plc 28,962
39,904 Mitie Group plc 77,427
600 Mitsubishi Pencil Co., Ltd. 8,487
2,800 NAC Co., Ltd. 10,806
900 Nichiban Co., Ltd. 12,075
15,900 Nippon Parking Development Co., Ltd. 29,079
1,600 Okamura Corp. 24,599
1,100 Oyo Corp. 22,957
5,600 Park24 Co., Ltd. 71,939
1,100 Pilot Corp. 31,122
926 Pluxee NV 20,190
2,400 Prestige International, Inc. 10,066
22,243 Prosegur Cash SA(a) 21,379
2,200 Raksul, Inc. 17,063
1,681 RB Global, Inc. 178,606
21,728 Rentokil Initial plc 105,141
900 Sato Corp. 12,861
952 Sdiptech AB* 21,437
95 Seche Environnement SACA 11,266
1,400 Secom Co., Ltd. 50,390
8,181 Securitas AB, Class B 122,468
31,167 Serco Group plc 86,420
872 Societe BIC SA 54,269
6,000 Sohgo Security Services Co., Ltd. 42,020
5,573 SPIE SA 313,499
700 Studio Alice Co., Ltd. 10,403
1,817 Takkt AG 14,234
3,880 TOPPAN Holdings, Inc. 105,310
2,000 TRE Holdings Corp. 18,936
1,000 Waste Connections, Inc. 186,824
418 Waste Connections, Inc., ADR 78,049
4,350,536
Communications Equipment (0.3%):
2,301 ADTRAN Holdings, Inc.* 20,640
485 Adtran Networks SE 11,596
700 Aiphone Co., Ltd. 13,356
1,000 AudioCodes, Ltd. 9,820
700 DKK Co., Ltd. 10,304
1,700 Evertz Technologies, Ltd. 15,482
726 EVS Broadcast Equipment SA 30,465
500 Icom, Inc. 10,224
8,988 Nokia Oyj, ADR 46,558
71,424 Nokia Oyj 369,295
10,200 Quarterhill, Inc.* 10,563
418 RTX A/S* 5,491
600 Sangoma Technologies Corp.* 3,719
10,363 Spirent Communications plc 27,728
684 Telefonaktiebolaget LM Ericsson, Class A 5,863

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Communications Equipment, continued
29,389 Telefonaktiebolaget LM Ericsson, Class B $ 251,979
7,500 VTech Holdings, Ltd. 54,433
897,516
Construction & Engineering (2.5%):
1,103 Ackermans & van Haaren NV 281,730
4,231 ACS Actividades de Construccion y Servicios SA 293,792
3,353 Aecon Group, Inc. 50,655
1,375 AF Gruppen ASA 20,865
3,000 Asanuma Corp. 15,616
1,130 Ashtrom Group, Ltd. 25,779
2,962 AtkinsRealis Group, Inc. 207,771
1,210 Badger Infrastructure Solutions, Ltd. 42,282
16,822 Balfour Beatty plc 120,650
3,000 Bird Construction, Inc. 63,433
17,546 Boustead Singapore, Ltd. 19,748
8,388 Bouygues SA 379,659
268 Burkhalter Holding AG 44,079
1,700 Chudenko Corp. 39,163
494 Cie d'Entreprises CFE 5,043
4,621 COMSYS Holdings Corp. 106,881
6,276 Costain Group plc 12,767
1,000 CTI Engineering Co., Ltd. 19,443
1,000 Dai-Dan Co., Ltd. 30,862
335 Deme Group NV 50,924
3,275 Eiffage SA 460,521
1,640 Elecnor SA 41,822
63 Electra, Ltd./Israel 40,438
7,737 Eltel AB* 8,514
37,002 Empresas ICA SAB de CV*(b) —
5,200 EXEO Group, Inc. 66,152
3,985 Ferrovial SE 212,446
440 Fudo Tetra Corp. 6,890
2,931 Fugro NV 41,188
200 Fukuda Corp. 6,930
4,363 Galliford Try Holdings plc 25,142
3,400 Hazama Ando Corp. 34,183
600 Hibiya Engineering, Ltd. 15,457
500 HOCHTIEF AG 98,494
783 Implenia AG, Registered Shares 54,946
5,936 INFRONEER Holdings, Inc. 49,805
5,765 Instalco AB 14,827
5,400 JDC Corp. 17,886
8,300 JGC Holdings Corp. 72,008
7,364 Johns Lyng Group, Ltd. 15,370
2,300 Kajima Corp. 59,934
1,700 Kandenko Co., Ltd. 39,345
900 Kawada Technologies, Inc. 24,096
3,807 Keller Group plc 76,401
19,638 Kier Group plc 56,343
1,500 Kinden Corp. 44,177
13,407 Koninklijke BAM Groep NV 119,318
2,013 Koninklijke Heijmans NV 130,300
700 Kumagai Gumi Co., Ltd. 20,304
770 Kvutzat Acro, Ltd. 12,572
800 Kyudenko Corp. 33,169
1,447 Lycopodium, Ltd. 9,864
7,887 Maas Group Holdings, Ltd. 21,982
5,316 Maire SpA 70,213
31,500 MECOM Power and Construction, Ltd.* 450
Shares Value
Common Stocks, continued
Construction & Engineering, continued
1,700 Meisei Industrial Co., Ltd. $ 17,654
3,300 MIRAIT ONE Corp. 58,156
2,100 Mitsubishi Kakoki Kaisha, Ltd. 29,229
1,800 Miyaji Engineering Group, Inc. 23,443
3,871 Monadelphous Group, Ltd. 44,732
1,042 Morgan Sindall Group plc 65,411
6,701 Mota-Engil SGPS SA 30,342
4,687 NCC AB, Class B 87,486
1,000 Nichireki Group Co., Ltd. 16,742
1,600 Nippon Densetsu Kogyo Co., Ltd. 28,467
1,200 Nippon Road Co., Ltd. (The) 20,862
20,879 NRW Holdings, Ltd. 41,082
8,200 Obayashi Corp. 124,104
58,518 Obrascon Huarte Lain SA* 20,712
1,800 Okumura Corp. 53,698
8,600 Oriental Shiraishi Corp. 21,976
6,889 Peab AB, Class B 56,455
12,800 Penta-Ocean Construction Co., Ltd. 80,130
1,053 Per Aarsleff Holding A/S 109,225
999 Porr AG 33,119
1,500 Raito Kogyo Co., Ltd. 29,822
1,700 Raiznext Corp. 21,119
2,254 Renew Holdings plc 26,339
5,932 Sacyr SA 24,232
900 Sanki Engineering Co., Ltd. 25,309
1,700 Seikitokyu Kogyo Co., Ltd. 17,318
40,165 Service Stream, Ltd. 52,463
16,220 Severfield plc 8,369
1,612 Shapir Engineering and Industry, Ltd. 14,377
8,167 Shikun & Binui, Ltd.* 41,040
5,400 Shimizu Corp. 60,243
1,500 Shinnihon Corp. 17,300
1,100 SHO-BOND Holdings Co., Ltd. 35,923
5,395 Skanska AB, Class B 125,714
14,496 Southern Cross Electrical Engineering, Ltd. 17,409
31,648 SRG Global, Ltd. 35,942
1,361 Stantec, Inc. 148,105
1,244 Stantec, Inc., ADR 135,198
868 Strabag SE, Class BR 82,710
600 Sumitomo Densetsu Co., Ltd. 25,706
6,980 Sumitomo Mitsui Construction Co., Ltd. 28,844
3,746 Sweco AB, Class B 65,007
700 Taihei Dengyo Kaisha, Ltd. 26,102
1,600 Taikisha, Ltd. 28,600
700 Taisei Corp. 40,743
800 Takamatsu Construction Group Co., Ltd. 16,258
400 Tekken Corp. 8,021
3,600 Toa Corp. 37,700
400 TOA ROAD Corp. 4,144
1,630 Tobishima Holdings, Inc. 20,655
8,600 Toda Corp. 54,533
2,000 Toenec Corp. 16,914
1,000 Tokyo Energy & Systems, Inc. 8,882
5,100 Tokyu Construction Co., Ltd. 37,433
1,100 Totetsu Kogyo Co., Ltd. 29,459
2,100 Toyo Engineering Corp. 11,316
3,108 Veidekke ASA 49,984
36,678 Ventia Services Group Pty, Ltd. 125,024
7,347 Vinci SA 1,084,368

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Construction & Engineering, continued
16,795 Webuild SpA $ 71,163
14,122 Worley, Ltd. 121,562
1,741 WSP Global, Inc. 355,169
1,700 Yahagi Construction Co., Ltd. 20,104
1,400 Yokogawa Bridge Holdings Corp. 24,525
1,500 Yondenko Corp. 13,634
1,200 Yurtec Corp. 17,648
8,058,084
Construction Materials (0.7%):
1,800 Asia Pile Holdings Corp. 12,160
9,272 Breedon Group plc 49,127
4,182 Brickworks, Ltd. 94,668
2,655 Buzzi SpA 147,228
2,105 Cementir Holding NV 36,755
4,586 Forterra plc(a) 12,401
1,160 H+H International A/S, Class B* 24,833
2,703 Heidelberg Materials AG 634,973
7,265 Holcim AG 541,759
15,092 Ibstock plc(a) 30,289
1,646 Imerys SA 54,253
3,808 James Hardie Industries plc* 105,094
700 Krosaki Harima Corp. 16,070
1,200 Maeda Kosen Co., Ltd. 15,797
8,852 Marshalls plc 32,686
2,500 Nippon Concrete Industries Co., Ltd. 5,071
666 RHI Magnesita NV 27,105
1,500 Shinagawa Refractories Co., Ltd. 17,216
22,814 SigmaRoc plc* 33,727
1,500 Sumitomo Osaka Cement Co., Ltd. 39,304
5,000 Taiheiyo Cement Corp. 123,943
1,300 TYK Corp. 4,862
1,000 Vertex Corp. 15,936
998 Vicat SACA 69,224
2,653 Wienerberger AG 98,584
100 Yotai Refractories Co., Ltd. 1,209
2,244,274
Consumer Finance (0.4%):
15,800 Acom Co., Ltd. 46,704
5,400 AEON Financial Service Co., Ltd. 48,020
7,800 Aiful Corp. 22,773
8,198 Axactor ASA* 6,051
4,614 B2 Impact ASA 6,532
1,697 Cembra Money Bank AG 213,801
3,533 Credit Corp. Group, Ltd. 31,481
6,200 Credit Saison Co., Ltd. 167,135
3,324 FleetPartners Group, Ltd.* 6,697
7,892 Funding Circle Holdings plc*(a) 13,943
600 goeasy, Ltd. 73,978
2,616 H&T Group plc 22,901
2,509 Hoist Finance AB(a) 22,170
17,800 Hong Leong Finance, Ltd. 35,989
14,415 International Personal Finance plc 33,639
8,929 Isracard, Ltd. 46,076
5,602 J Trust Co., Ltd. 16,407
900 Jaccs Co., Ltd. 24,977
6,200 Marui Group Co., Ltd. 132,006
272 Moltiply Group SpA 14,580
1,520 Orient Corp. 10,189
Shares Value
Common Stocks, continued
Consumer Finance, continued
213,600 Oshidori International Holdings, Ltd.* $ 12,254
2,100 Premium Group Co., Ltd. 30,473
1,400 Propel Holdings, Inc. 38,907
10,234 Solvar, Ltd. 11,269
38,000 Sun Hung Kai & Co., Ltd. 16,483
10,046 Vanquis Banking Group plc* 13,882
10,059 Zip Co., Ltd.* 20,326
1,139,643
Consumer Staples Distribution & Retail (2.2%):
702 Acomo NV 19,018
4,900 Aeon Co., Ltd. 150,301
1,600 Ain Holdings, Inc. 60,391
7,372 Alimentation Couche-Tard, Inc. 366,488
1,800 Arcs Co., Ltd. 37,333
1,386 Axfood AB 41,004
3,200 Axial Retailing, Inc. 24,977
600 Belc Co., Ltd. 30,866
21,362 Carrefour SA 301,112
1,100 Cawachi, Ltd. 21,070
20,779 Coles Group, Ltd. 284,971
1,667 Colruyt Group NV 72,097
800 Cosmos Pharmaceutical Corp. 50,801
1,300 Create SD Holdings Co., Ltd. 28,893
500 Daikokutenbussan Co., Ltd. 24,355
12,300 DFI Retail Group Holdings, Ltd. 33,933
1,756 DocMorris AG* 14,148
4,760 Empire Co., Ltd. 197,553
33,434 Endeavour Group, Ltd. 88,223
900 Fuji Co., Ltd./Ehime 12,426
1,000 G-7 Holdings, Inc. 9,187
1,000 Genky DrugStores Co., Ltd. 26,436
993 George Weston, Ltd. 199,176
6,985 GrainCorp, Ltd., Class A 35,760
3,700 H2O Retailing Corp. 48,466
500 Halows Co., Ltd. 16,748
1,600 Heiwado Co., Ltd. 31,415
3,009 HelloFresh SE* 28,146
10,000 Hong Kong Technology Venture Co., Ltd. 2,016
200 Itochu-Shokuhin Co., Ltd. 13,763
57,232 J Sainsbury plc 227,630
3,770 Jeronimo Martins SGPS SA 95,454
600 JM Holdings Co., Ltd. 10,888
900 Kato Sangyo Co., Ltd. 34,317
3,850 Kesko Oyj, Class A 92,572
12,885 Kesko Oyj, Class B 318,027
2,324 Kitwave Group plc 10,239
2,300 Kobe Bussan Co., Ltd. 71,549
15,521 Koninklijke Ahold Delhaize NV 648,814
2,200 Life Corp. 33,757
1,099 Loblaw Cos., Ltd. 181,808
215 M Yochananof & Sons, Ltd. 19,707
42,911 Marks & Spencer Group plc 208,713
689 Marr SpA 7,878
5,440 MatsukiyoCocokara & Co. 112,107
600 Maxvalu Tokai Co., Ltd. 13,354
46,216 Metcash, Ltd. 118,909
3,317 Metro, Inc. 260,590
200 Ministop Co., Ltd. 2,532
900 Mitsubishi Shokuhin Co., Ltd.* 39,560

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Consumer Staples Distribution & Retail, continued
2,301 North West Co., Inc. (The) $ 81,573
5,999 Ocado Group plc* 18,714
10,925 Olam Group, Ltd. 8,167
1,200 Qol Holdings Co., Ltd. 15,449
337 Rami Levy Chain Stores Hashikma Marketing 2006,
Ltd. 32,563
1,000 Retail Partners Co., Ltd. 9,804
2,000 San-A Co., Ltd. 40,935
27,700 Seven & i Holdings Co., Ltd. 446,802
28,900 Sheng Siong Group, Ltd. 42,517
4,880 Shufersal, Ltd. 56,100
38,447 Sonae SGPS SA 54,727
3,300 Sugi Holdings Co., Ltd. 75,486
2,400 Sundrug Co., Ltd. 75,120
124,231 Tesco plc 684,219
1,300 Tsuruha Holdings, Inc. 101,549
2,100 United Super Markets Holdings, Inc. 13,315
2,200 Valor Holdings Co., Ltd. 38,457
1,400 Watahan & Co., Ltd. 15,835
2,800 Welcia Holdings Co., Ltd. 49,364
9,138 Woolworths Group, Ltd. 187,072
800 YAKUODO Holdings Co., Ltd. 12,887
1,400 Yamatane Corp. 21,885
700 Yaoko Co., Ltd. 46,202
2,800 Yokorei Co., Ltd. 16,683
6,924,903
Containers & Packaging (0.6%):
8,133 Billerud Aktiebolag 84,457
4,231 Cascades, Inc. 27,687
5,183 CCL Industries, Inc. 302,278
2,123 Corticeira Amorim SGPS SA 19,816
3,926 Elopak ASA 18,329
2,100 FP Corp. 38,700
1,900 Fuji Seal International, Inc. 36,710
1,000 Hokkan Holdings, Ltd. 13,013
3,758 Huhtamaki Oyj 134,130
7,104 International Paper Co. 332,680
282 Mayr Melnhof Karton AG 25,345
3,531 Metsa Board Oyj 13,096
60,944 Orora, Ltd. 75,797
1,500 Pack Corp. (The) 11,447
11,200 Rengo Co., Ltd. 60,612
12,270 SIG Group AG 227,345
807 Smurfit WestRock plc 34,808
500 Taisei Lamick Group Head Quarter & Innovation
Co., Ltd. 8,657
600 Tomoku Co., Ltd. 11,937
3,900 Toyo Seikan Group Holdings, Ltd. 76,292
3,570 Transcontinental, Inc., Class A 54,824
2,680 Verallia SA(a) 89,018
83 Vetropack Holding AG 3,351
733 Vidrala SA 85,119
1,600 Winpak, Ltd. 52,456
501 Zignago Vetro SpA 4,940
1,842,844
Distributors (0.1%):
1,200 Arata Corp. 25,229
2,994 B&S Group Sarl(a) 20,662
Shares Value
Common Stocks, continued
Distributors, continued
9,470 Bapcor, Ltd. $ 31,159
2,000 Central Automotive Products, Ltd. 25,117
299 D'ieteren Group 64,192
1,000 Doshisha Co., Ltd. 17,208
600 Happinet Corp. 23,831
4,313 Headlam Group plc* 5,162
18,183 Inchcape plc 181,197
500 Media Do Co., Ltd. 6,023
1,000 PALTAC Corp. 28,040
85 Tadiran Group, Ltd. 4,550
432,370
Diversified Consumer Services (0.1%):
3,986 AcadeMedia AB(a) 35,130
1,800 Aucnet, Inc. 20,173
3,907 Auction Technology Group plc* 24,447
33,000 EC Healthcare* 2,481
44,648 G8 Education, Ltd. 34,668
1,700 IBJ, Inc. 10,055
3,637 IDP Education, Ltd. 8,760
3,200 JP-Holdings, Inc. 12,421
1,200 LITALICO, Inc. 10,541
12,661 ME GROUP INTERNATIONAL plc 39,887
6,596 Pearson plc 97,065
25,000 Perfect Medical Health Management, Ltd. 5,424
600 PIA Corp.* 12,235
900 QB Net Holdings Co., Ltd. 7,125
931 Riso Kyoiku Co., Ltd.^ 1,445
1,600 San Holdings, Inc. 16,878
338,735
Diversified Telecommunication Services (2.2%):
9,620 Aussie Broadband, Ltd. 24,764
492 BCE, Inc., ADR 10,908
1,279 BCE, Inc. 28,368
28,186 Bezeq The Israeli Telecommunication Corp., Ltd. 48,172
202,666 BT Group plc 538,972
3,412 Cellnex Telecom SA(a) 132,860
11,832 Chorus, Ltd. 60,919
90,000 CITIC Telecom International Holdings, Ltd. 27,545
400 Cogeco, Inc. 19,750
46,514 Deutsche Telekom AG 1,702,764
5,072 Elisa Oyj 282,486
1,192 Eurotelesites AG* 7,139
2,209 Gamma Communications plc 34,506
24,829 Helios Towers plc* 41,446
27,500 HKBN, Ltd. 17,420
74,295 HKT Trust & HKT, Ltd., Class SS 110,954
2,700 Internet Initiative Japan, Inc. 53,304
148,867 Koninklijke KPN NV 726,515
41,300 NETLINK NBN TRUST 28,592
8,252 NOS SGPS SA 37,632
166,400 NTT, Inc. 177,720
73,951 Orange SA 1,128,757
628 Ovzon AB* 3,092
87,202 PCCW, Ltd. 59,258
3,796 Proximus SADP 36,960
4,622 Quebecor, Inc., Class B 140,703
4,571 RAI Way SpA(a) 32,738
3,900 Singapore Telecommunications, Ltd. 11,722

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Diversified Telecommunication Services, continued
22,616 Spark New Zealand, Ltd. $ 33,489
12,209 Superloop, Ltd.* 24,194
488 Swisscom AG, Registered Shares 346,640
212,191 Telecom Italia SpA, Savings Share* 115,844
323,537 Telecom Italia SpA/Milano* 159,565
74,283 Telefonica SA^ 391,819
4,768 Telekom Austria AG 54,212
3,510 Telenor ASA 54,848
47,119 Telia Co. AB 170,221
40,231 Telstra Group, Ltd. 128,127
692 TELUS Corp. 11,115
9,600 TPG Telecom, Ltd. 33,670
2,438 Tuas, Ltd.* 9,524
1,900 U-Next Holdings Co., Ltd. 30,262
2,332 United Internet AG 65,110
1,900 Vision, Inc. 15,134
7,169,740
Electric Utilities (1.4%):
882 Acciona SA 158,747
555 BKW AG 121,544
5,900 Chubu Electric Power Co., Inc. 72,968
6,700 Chugoku Electric Power Co., Inc. (The) 33,096
8,000 CK Infrastructure Holdings, Ltd. 52,977
9,064 CLP Holdings, Ltd. 76,354
11,553 Contact Energy, Ltd. 63,358
38,410 EDP - Energias de Portugal SA 166,741
405 Elia Group SA/NV 46,611
3,812 Elmera Group ASA(a) 13,388
3,100 Emera, Inc. 142,023
5,362 Endesa SA^ 169,829
91,893 Enel SpA 872,061
1,554 EVN AG 42,804
4,486 Fortis, Inc. 214,218
1,244 Fortis, Inc., ADR 59,376
16,047 Fortum Oyj 300,739
27,480 Genesis Energy, Ltd. 38,127
31,000 HK Electric Investments & HK Electric Investments,
Ltd. 22,634
4,600 Hokkaido Electric Power Co., Inc. 23,909
3,500 Hokuriku Electric Power Co. 17,448
3,400 Hydro One, Ltd.(a) 122,531
8,606 Iberdrola SA 165,416
7,900 Kansai Electric Power Co., Inc. (The) 93,501
2,800 Kyushu Electric Power Co., Inc. 25,032
3,464 Manawa Energy, Ltd.* 13,258
2,363 Mercury NZ, Ltd. 8,654
240 Naturenergie Holding AG 8,627
1,800 Okinawa Electric Power Co., Inc. (The) 11,342
21,555 Origin Energy, Ltd. 153,053
1,263 Orsted AS*(a) 54,237
8,000 Power Assets Holdings, Ltd. 51,420
7,630 Redeia Corp. SA 163,372
246 Romande Energie Holding SA, Registered Shares 13,101
5,900 Shikoku Electric Power Co., Inc. 49,338
19,507 SSE plc 490,263
14,208 Terna - Rete Elettrica Nazionale 146,124
6,400 Tohoku Electric Power Co., Inc. 46,685
18,800 Tokyo Electric Power Co. Holdings, Inc.* 62,483
Shares Value
Common Stocks, continued
Electric Utilities, continued
811 Verbund AG $ 62,277
4,449,666
Electrical Equipment (1.4%):
8,113 ABB, Ltd., Registered Shares 485,223
4,372 Accelleron Industries AG 308,543
138 Alfen N.V.*(a) 1,694
1,361 AQ Group AB 26,046
6,056 Ballard Power Systems, Inc.*^ 9,696
38 Carlo Gavazzi Holding AG, Registered Shares* 9,776
600 Chiyoda Integre Co., Ltd. 11,398
1,500 Cosel Co., Ltd. 11,637
300 Daihen Corp. 13,241
1,300 Denyo Co., Ltd. 25,461
355 DiscoverIE Group plc 3,179
299 Energiekontor AG 15,405
3,114 Fagerhult Group AB 13,938
2,700 Fuji Electric Co., Ltd. 123,976
3,500 Fujikura, Ltd. 183,936
3,400 Furukawa Electric Co., Ltd. 164,884
1,200 Futaba Corp. 5,104
485 GARO AB* 1,026
3,900 GS Yuasa Corp. 72,657
3,993 Hexatronic Group AB* 10,517
420 Hirakawa Hewtech Corp. 4,008
580 Huber + Suhner AG, Registered Shares 64,921
1,600 Idec Corp. 25,214
1,701 Legrand SA 227,180
4,700 Mabuchi Motor Co., Ltd. 69,335
754 Mersen SA 19,655
6,100 Mitsubishi Electric Corp. 131,755
15,831 NEL ASA*^ 3,957
1,236 Nexans SA 161,756
5,500 NIDEC Corp. 106,474
500 Nippon Carbon Co., Ltd. 14,143
1,500 Nitto Kogyo Corp. 32,357
2,821 NKT A/S* 228,243
3,813 Nordex SE* 75,556
38 Phoenix Mecano AG, Registered Shares 21,091
995 PNE AG^ 17,788
4,867 Prysmian SpA 343,175
400 Sanyo Denki Co., Ltd. 26,668
1,604 Schneider Electric SE 427,665
1,000 SEC Carbon, Ltd. 14,060
2,150 SGL Carbon SE* 8,862
2,705 Siemens Energy AG* 312,557
4,566 Signify NV(a) 123,603
1,000 Sinfonia Technology Co., Ltd. 67,754
1,500 SWCC Corp. 78,517
900 Takaoka Toko Co., Ltd. 14,519
1,055 Tera Light, Ltd.* 2,939
921 TKH Group NV 42,181
3,900 Ushio, Inc. 48,362
11,045 Vestas Wind Systems A/S 165,989
4,251 Volex plc 22,342
2,117 Zumtobel Group AG 12,153
4,412,116
Electronic Equipment, Instruments & Components (1.4%):
2,100 A&D HOLON Holdings Co., Ltd. 30,476

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
600 Ai Holdings Corp. $ 9,763
800 Aichi Tokei Denki Co., Ltd. 12,592
5,560 Alps Alpine Co., Ltd. 59,676
226 ALSO Holding AG, Registered Shares 76,766
2,000 Amano Corp. 62,097
619 Arad, Ltd. 9,769
1,200 Arisawa Manufacturing Co., Ltd. 12,229
883 AT&S Austria Technologie & Systemtechnik AG* 17,729
1,617 Audinate Group, Ltd.* 7,959
8,000 Azbil Corp. 75,912
868 Barco NV 12,674
675 Basler AG* 9,803
900 Canon Electronics, Inc. 15,941
600 Canon Marketing Japan, Inc. 21,995
2,548 Celestica, Inc.* 398,144
157 Cicor Technologies, Ltd., Registered Shares* 32,178
5,800 Citizen Watch Co., Ltd. 34,304
3,400 CMK Corp. 7,821
3,435 Codan, Ltd. 45,459
6,000 Cowell e Holdings, Inc.* 20,850
500 Daitron Co., Ltd. 13,021
3,500 Daiwabo Holdings Co., Ltd. 63,029
4,500 Dexerials Corp. 69,287
858 Dicker Data, Ltd. 4,556
53,316 Dustin Group AB*(a) 13,408
500 Enplas Corp. 15,207
2,721 Esprinet SpA 12,855
84,000 FIT Hon Teng, Ltd.*(a) 25,173
400 Furuno Electric Co., Ltd. 10,427
1,680 Gooch & Housego plc 14,801
400 Hagiwara Electric Holdings Co., Ltd. 9,110
1,849 Halma plc 81,223
3,300 Hamamatsu Photonics KK 40,017
1,373 Hanza AB 13,047
10,564 Hexagon AB, Class B 106,199
500 Hioki EE Corp. 19,728
400 Hirose Electric Co., Ltd. 48,323
1,200 Horiba, Ltd. 93,339
2,600 Hosiden Corp. 39,841
1,100 Ibiden Co., Ltd. 48,110
1,122 Incap Oyj* 14,606
322 Inficon Holding AG 43,370
1,700 Innotech Corp. 16,695
1,000 Iriso Electronics Co., Ltd. 19,773
1,800 Japan Aviation Electronics Industry, Ltd. 31,970
1,100 Japan Cash Machine Co., Ltd. 7,486
1,226 Jenoptik AG 28,219
1,400 Kaga Electronics Co., Ltd. 26,533
400 Keyence Corp. 160,632
5,530 Kitron ASA 34,394
1,200 Koa Corp. 7,024
16,000 Kyocera Corp. 192,121
3,500 Kyosan Electric Manufacturing Co., Ltd. 11,912
5,053 Lagercrantz Group AB, B Shares 121,923
527 Landis+Gyr Group AG 37,054
1,212 LPKF Laser & Electronics SE* 12,040
6,000 Macnica Holdings, Inc. 80,549
2,300 Marubun Corp. 16,454
200 Maruwa Co., Ltd. 56,951
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
1,900 Maxell, Ltd. $ 24,978
900 Meiko Electronics Co., Ltd. 42,189
2,414 Midwich Group plc 6,992
5,800 Murata Manufacturing Co., Ltd. 85,802
3,146 Mycronic AB 67,197
4,822 NCAB Group AB* 24,149
267 Nedap NV 22,707
1,467 Next Vision Stabilized Systems, Ltd. 54,833
2,800 Nichicon Corp. 23,027
2,200 Nihon Dempa Kogyo Co., Ltd. 11,502
600 Nippon Chemi-Con Corp.* 4,961
2,900 Nippon Electric Glass Co., Ltd. 68,791
3,400 Nippon Signal Co., Ltd. 25,450
1,800 Nissha Co., Ltd. 16,790
600 Nohmi Bosai, Ltd. 15,228
685 Note AB 13,025
24,877 Novonix, Ltd.* 6,166
3,600 Oki Electric Industry Co., Ltd. 40,080
3,100 Omron Corp. 83,810
1,200 Optex Group Co., Ltd. 14,471
3,000 Osaki Electric Co., Ltd. 19,906
468 Oxford Instruments plc 12,191
30,000 PAX Global Technology, Ltd. 23,175
4,407 Pricer AB, Class B* 2,388
82 Priortech, Ltd.* 4,840
1,100 Restar Corp. 19,507
1,200 Riken Keiki Co., Ltd. 25,116
900 Ryoyo Ryosan Holdings, Inc. 16,543
400 Santec Holdings Corp. 15,384
1,100 Satori Electric Co., Ltd. 12,457
221 Sesa SpA 22,433
800 Shibaura Electronics Co., Ltd. 33,275
1,900 Shimadzu Corp. 47,127
1,200 Shinko Shoji Co., Ltd. 7,832
2,000 Siix Corp. 16,192
3,256 Softwareone Holding AG 32,543
1,926 Spectris plc 101,469
6,120 Strix Group plc* 3,572
2,000 Sumida Corp. 13,391
700 Suzuden Corp. 8,523
700 Tachibana Eletech Co., Ltd. 12,846
3,300 Taiyo Yuden Co., Ltd. 57,702
2,500 Tamura Corp. 8,272
21,500 TDK Corp. 251,494
245 Telsys, Ltd. 16,395
1,200 Tokyo Electron Device, Ltd. 23,602
4,300 Topcon Corp. 97,511
1,300 Toyo Corp. 13,439
7,103 TT Electronics plc* 10,923
1,112 Vaisala Oyj, A Shares 65,034
6,800 Venture Corp., Ltd. 61,053
10,000 VSTECS Holdings, Ltd. 9,923
1,100 Yashima Denki Co., Ltd. 12,702
3,300 Yokogawa Electric Corp. 87,943
1,100 Yokowo Co., Ltd. 10,318
4,463,713
Energy Equipment & Services (0.5%):
7,314 Akastor ASA* 8,833
6,540 Aker Solutions ASA 22,539

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Energy Equipment & Services, continued
2,991 BW Offshore, Ltd. $ 8,967
3,100 Calfrac Well Services, Ltd.* 7,809
8,074 CES Energy Solutions Corp. 39,315
4,087 DOF Group ASA 35,964
6,058 Enerflex, Ltd. 47,829
8,606 Ensign Energy Services, Inc.* 14,221
106,730 Ezion Holdings, Ltd.*(b) —
6,704 Hunting plc 27,685
18,214 John Wood Group plc* 4,609
500 Modec, Inc. 21,369
2,980 Odfjell Drilling, Ltd. 19,754
1,211 Odfjell Technology, Ltd. 5,964
4,150 Pason Systems, Inc. 37,428
1,600 PHX Energy Services Corp. 9,459
518 Precision Drilling Corp.* 24,534
50,343 Saipem SpA^ 137,910
6,986 SBM Offshore NV 185,155
174 Schoeller-Bleckmann Oilfield Equipment AG 6,170
10,677 Shelf Drilling, Ltd.*^(a) 9,486
2,859 Solstad Offshore ASA* 12,103
3,678 Subsea 7 SA 69,209
6,700 Technip Energies NV 282,363
2,437 Tecnicas Reunidas SA* 56,264
6,173 Tenaris SA 115,286
435 TerraVest Industries, Inc. 54,024
4,441 TGS ASA 37,949
2,300 Total Energy Services, Inc. 18,243
400 Toyo Kanetsu KK 10,998
13,311 Trican Well Service, Ltd. 44,090
9,229 Vallourec SACA 170,834
294 Viridien* 20,992
1,567,355
Entertainment (0.4%):
800 Akatsuki, Inc. 16,804
1,100 Amuse, Inc. 12,352
800 Anycolor, Inc. 28,996
1,400 Avex, Inc. 12,366
13,015 Bollore SE 81,772
2,427 Borussia Dortmund GmbH & Co. KGaA 11,234
4,300 Capcom Co., Ltd. 146,817
4,900 COLOPL, Inc. 18,225
1,850 CTS Eventim AG & Co. KGaA 230,354
3,900 Daiichikosho Co., Ltd. 43,968
702 Embracer Group AB* 8,021
5,146 EVT, Ltd. 56,384
649 G5 Entertainment AB 7,485
2,400 GREE Holdings, Inc. 8,682
38,000 IGG, Inc. 21,307
400 Kinepolis Group NV 16,930
800 Koei Tecmo Holdings Co., Ltd. 13,087
800 Konami Group Corp. 126,344
1,000 MIXI, Inc. 24,165
3,270 Modern Times Group MTG AB, Class B* 41,514
1,400 Nexon Co., Ltd. 28,179
1,000 Nintendo Co., Ltd. 95,927
200 Square Enix Holdings Co., Ltd. 14,992
21,268 Stillfront Group AB* 15,339
700 Toei Animation Co., Ltd. 15,968
400 Toei Co., Ltd. 14,494
Shares Value
Common Stocks, continued
Entertainment, continued
700 Toho Co., Ltd. $ 41,366
1,040 Ubisoft Entertainment SA* 11,507
7,113 Universal Music Group NV 230,795
1,395,374
Financial Services (0.9%):
49 Adyen NV*(a) 89,958
103,872 AMP, Ltd. 86,140
9,449 Australian Finance Group, Ltd. 14,244
1,684 Banca IFIS SpA 45,040
9,319 Banca Mediolanum SpA 160,538
3,852 BFF Bank SpA*(a) 42,228
5,498 Burford Capital, Ltd. 64,459
22,106 Challenger, Ltd. 117,561
6,016 Deutsche Pfandbriefbank AG(a) 37,214
1,937 Edenred SE 60,070
800 eGuarantee, Inc. 8,183
5,345 EML Payments, Ltd.* 4,101
1,164 Eurazeo SE 83,169
1,900 Financial Partners Group Co., Ltd. 31,350
2,400 Firm Capital Mortgage Investment Corp. 21,680
900 First National Financial Corp. 27,186
3,000 Fuyo General Lease Co., Ltd. 81,069
200 GMO Financial Gate, Inc. 7,527
1,200 GMO Payment Gateway, Inc. 77,619
698 GRENKE AG 12,775
20,600 G-Resources Group, Ltd. 24,148
1,036 HAL Trust 147,900
16,190 Helia Group, Ltd. 59,981
1,600 Japan Investment Adviser Co., Ltd. 18,878
2,400 Japan Securities Finance Co., Ltd. 29,149
57,391 M&G plc 202,480
36,320 Mitsubishi HC Capital, Inc. 267,896
82 Mivtach Shamir Holdings, Ltd. 6,916
8,000 Mizuho Leasing Co., Ltd. 59,283
915 Mortgage Advice Bureau Holdings, Ltd. 11,058
14,213 Nexi SpA(a) 84,974
16,085 OFX Group, Ltd.* 7,941
7,289 Omni Bridgeway, Ltd.* 6,427
12,400 ORIX Corp. 279,625
17,777 OSB Group plc 127,506
5,857 Paragon Banking Group plc 75,896
2,696 PayPoint plc 31,344
10,548 Pepper Money, Ltd. 12,499
3,197 Plus500, Ltd. 149,023
400 Ricoh Leasing Co., Ltd. 14,219
543 SBI ARUHI Corp. 2,986
3 Schweizerische Nationalbank, Registered Shares 12,672
21,000 Shandong Hi-Speed Holdings Group, Ltd.* 42,397
3,600 Timbercreek Financial Corp. 20,094
6,500 Tokyo Century Corp. 73,168
1,637 Wise plc, Class A* 23,370
5,213 Worldline SA*(a) 22,048
1,800 Zenkoku Hosho Co., Ltd. 40,307
2,926,296
Food Products (2.2%):
7,127 a2 Milk Co., Ltd. (The) 37,481
1,417 AAK AB 37,233
364 Agrana Beteiligungs AG 5,664

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Food Products, continued
6,900 Ajinomoto Co., Inc. $ 184,173
1,313 Anglo-Eastern Plantations plc 15,871
1,069 Aryzta AG* 109,258
4,701 Associated British Foods plc 132,792
772 Atria Oyj 12,417
3,971 Austevoll Seafood ASA 38,226
9,834 Australian Agricultural Co., Ltd.* 8,930
163 Bakkafrost P/F 7,343
6,504 Bakkavor Group PLC(a) 19,299
27 Barry Callebaut AG, Registered Shares 29,367
13,970 Bega Cheese, Ltd. 50,194
125 Bell Food Group AG 39,353
854 Bonduelle SCA 8,617
3,100 Calbee, Inc. 59,032
1 Chocoladefabriken Lindt & Spruengli AG 166,691
800 Chubu Shiryo Co., Ltd. 8,672
12,278 Cloetta AB, B Shares 44,241
1,383 Cranswick plc 101,625
1,334 Danone SA 108,978
17,600 Delfi, Ltd. 10,450
1,000 DyDo Group Holdings, Inc. 18,479
2,372 Ebro Foods SA 48,356
11,297 Elders, Ltd. 46,861
71 Emmi AG, Registered Shares 71,119
1,300 Ezaki Glico Co., Ltd. 41,602
1,600 Feed One Co., Ltd. 10,879
108,669 First Pacific Co., Ltd. 76,990
27,100 First Resources, Ltd. 31,360
5,564 Fonterra Co-operative Group, Ltd.^ 22,282
10,200 Food Empire Holdings, Ltd. 14,777
1,616 ForFarmers NV 7,604
9,500 Fraser and Neave, Ltd. 9,423
1,900 Fuji Oil Co., Ltd. 37,273
1,600 Fujicco Co., Ltd. 17,711
700 Fujiya Co., Ltd. 11,651
5,025 Glanbia plc 73,975
289,700 Golden Agri-Resources, Ltd. 56,990
17,127 Greencore Group plc 54,877
1,502 Grieg Seafood ASA*^ 11,280
1,100 High Liner Foods, Inc. 14,631
3,890 Hilton Food Group plc 46,291
800 Hokuto Corp. 9,989
2,000 House Foods Group, Inc. 38,891
700 Imuraya Group Co., Ltd. 12,020
5,374 Inghams Group, Ltd. 12,556
940 Itoham Yonekyu Holdings, Inc. 31,985
600 Iwatsuka Confectionery Co., Ltd. 12,316
2,071 JDE Peet's NV 59,170
600 J-Oil Mills, Inc. 8,155
1,300 Kagome Co., Ltd. 25,900
400 Kameda Seika Co., Ltd. 11,117
700 Kenko Mayonnaise Co., Ltd. 8,341
1,416 Kerry Group plc, Class A 156,355
1,200 Kewpie Corp. 28,063
9,100 Kikkoman Corp. 84,337
2,600 Kotobuki Spirits Co., Ltd. 37,049
656 KWS Saat SE & Co. KGaA 47,671
500 Kyokuyo Co., Ltd. 15,920
147 Lassonde Industries, Inc., Class A 22,521
Shares Value
Common Stocks, continued
Food Products, continued
2,420 Leroy Seafood Group ASA $ 11,485
14 Lotus Bakeries NV 134,859
1,065 M.P. Evans Group plc 16,518
1,803 Maple Leaf Foods, Inc. 37,567
1,200 Marudai Food Co., Ltd. 14,983
2,100 Maruha Nichiro Corp. 44,421
2,000 Megmilk Snow Brand Co., Ltd. 37,916
4,000 MEIJI Holdings Co., Ltd. 88,516
800 Mitsui DM Sugar Co., Ltd. 16,970
2,600 Morinaga & Co., Ltd. 42,882
2,300 Morinaga Milk Industry Co., Ltd. 51,677
1,778 Mowi ASA 34,369
22,644 Nestle SA, Registered Shares 2,250,036
389 Neto Malinda Trading, Ltd. 16,005
1,800 NH Foods, Ltd. 62,399
6,800 Nichirei Corp. 89,014
1,800 Nippn Corp. 26,605
800 Nippon Beet Sugar Manufacturing Co., Ltd. 13,357
1,200 Nisshin Oillio Group, Ltd. (The) 40,648
3,900 Nisshin Seifun Group, Inc. 46,603
10,000 Nissin Foods Co., Ltd. 8,861
900 Nissin Foods Holdings Co., Ltd. 18,722
9,700 Nissui Corp. 58,985
326 Orior AG* 5,284
149 Orkla ASA 1,620
20,925 Premier Foods plc 57,271
1,180 Premium Brands Holdings Corp. 70,387
1,300 Prima Meat Packers, Ltd. 20,456
4,461 Raisio Oyj, Class V 12,988
13,979 Ridley Corp., Ltd. 27,044
1,300 Riken Vitamin Co., Ltd. 24,641
4,400 Rogers Sugar, Inc. 18,096
1,300 Rokko Butter Co., Ltd. 11,032
600 S Foods, Inc. 10,900
800 S&B Foods, Inc. 17,055
400 Sakata Seed Corp. 9,718
2,346 Sanford, Ltd. 8,234
5,028 Saputo, Inc. 102,916
127 Savencia SA 9,639
3,496 Scales Corp., Ltd. 10,267
2,362 Scandi Standard AB 24,120
476 Schouw & Co. A/S 45,393
3,426 Select Harvests, Ltd.* 9,258
800 Showa Sangyo Co., Ltd. 16,543
306 Sipef NV 22,935
370 Societe LDC SADIR 38,579
1,800 Starzen Co., Ltd. 13,756
2,588 Suedzucker AG 33,991
7,095 Tate & Lyle plc 50,303
300 Toyo Suisan Kaisha, Ltd. 19,920
580 UIE plc 28,158
1,366 Viscofan SA 97,178
24,000 Vitasoy International Holdings, Ltd. 28,072
400 Warabeya Nichiyo Holdings Co., Ltd. 6,699
800 Wellneo Sugar Co., Ltd. 12,528
176,415 WH Group, Ltd.(a) 169,908
30,000 Wilmar International, Ltd.^ 67,706
1,600 Yakult Honsha Co., Ltd. 30,102
2,400 Yamazaki Baking Co., Ltd. 53,806

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Food Products, continued
1,500 Yukiguni Factory Co., Ltd. $ 11,442
6,944,017
Gas Utilities (0.4%):
10,084 AltaGas, Ltd. 292,759
12,567 APA Group 67,561
6,095 Ascopiave SpA 21,869
900 Brookfield Infrastructure Corp. 37,452
3,473 Enagas SA^ 58,455
53,850 Hong Kong & China Gas Co., Ltd. 45,247
18,858 Italgas SpA 160,297
800 K&O Energy Group, Inc. 15,725
88,854 Keppel Infrastructure Trust 28,016
2,607 Naturgy Energy Group SA 82,908
4,400 Nippon Gas Co., Ltd. 81,168
3,600 Osaka Gas Co., Ltd. 92,141
2,402 Rubis SCA 77,677
1,300 Saibu Gas Holdings Co., Ltd. 15,842
1,300 Shizuoka Gas Co., Ltd. 9,643
15,856 Snam SpA 96,294
7,604 Superior Plus Corp.^ 44,565
1,400 Toho Gas Co., Ltd. 38,989
3,700 Tokyo Gas Co., Ltd. 123,019
1,389,627
Ground Transportation (0.8%):
71,870 Aurizon Holdings, Ltd. 143,298
1,849 Canadian National Railway Co., ADR 192,370
1,300 Canadian National Railway Co. 135,471
724 Canadian Pacific Kansas City, Ltd., ADR 57,391
2,788 Canadian Pacific Kansas City, Ltd. 221,508
3,800 Central Japan Railway Co. 85,119
54,400 ComfortDelGro Corp., Ltd. 61,205
4,500 East Japan Railway Co. 97,126
32,483 Firstgroup plc 102,822
1,200 Fukuyama Transporting Co., Ltd. 28,021
4,100 Hankyu Hanshin Holdings, Inc. 111,451
1,100 Ichinen Holdings Co., Ltd. 12,022
206 Jungfraubahn Holding AG, Registered Shares 52,542
4,900 Keikyu Corp. 51,160
2,100 Keio Corp. 51,128
3,300 Keisei Electric Railway Co., Ltd. 30,970
4,820 Kelsian Group, Ltd. 12,030
3,400 Kintetsu Group Holdings Co., Ltd. 64,456
2,700 Kyushu Railway Co. 69,862
18,764 Lindsay Australia, Ltd. 8,879
400 Maruzen Showa Unyu Co., Ltd. 19,444
13,705 Mobico Group plc* 5,550
7,711 MTR Corp., Ltd. 27,726
3,700 Mullen Group, Ltd. 38,560
3,800 Nagoya Railroad Co., Ltd. 42,974
2,700 Nankai Electric Railway Co., Ltd. 40,791
1,800 Nikkon Holdings Co., Ltd. 40,072
1,300 Nishi-Nippon Railroad Co., Ltd. 18,340
588 NTG Nordic Transport Group A/S* 17,506
6,500 Odakyu Electric Railway Co., Ltd. 76,103
1,000 Sakai Moving Service Co., Ltd. 18,451
700 Sanyo Electric Railway Co., Ltd. 9,603
3,300 Seibu Holdings, Inc. 118,144
2,200 Seino Holdings Co., Ltd. 33,802
Shares Value
Common Stocks, continued
Ground Transportation, continued
323 Sixt SE $ 31,476
1,700 Sotetsu Holdings, Inc. 26,756
212 Stef SA 32,773
1,708 TFI International, Inc. 153,339
200 TFI International, Inc., ADR 17,934
3,700 Tobu Railway Co., Ltd. 63,895
5,000 Tokyu Corp. 59,426
4,383 Tourism Holdings, Ltd. 6,009
17,033 Transport International Holdings, Ltd. 19,191
4,200 West Japan Railway Co. 96,306
8,809 Zigup plc 42,910
2,645,912
Health Care Equipment & Supplies (1.2%):
6,242 Advanced Medical Solutions Group plc 18,595
5,129 Alcon AG 455,580
2,472 Alcon AG, ADR 218,228
6,333 Ambu A/S, Class B 99,386
5,475 Ansell, Ltd. 109,134
6,703 Arjo AB, Class B 24,041
2,700 Asahi Intecc Co., Ltd. 42,692
1,537 Bausch + Lomb Corp.* 19,996
600 BioMerieux 83,021
362 Carl Zeiss Meditec AG, Class BR 24,296
246 Cellavision AB 4,732
630 Cochlear, Ltd. 124,545
1,511 Coloplast A/S, Class B 143,827
251 Coltene Holding AG, Registered Shares 21,486
12,000 ConvaTec Group plc(a) 47,505
3,746 Demant A/S* 156,458
238 Draegerwerk AG & Co. KGaA 15,977
458 Eckert & Ziegler SE 36,750
8,801 Elekta AB, Class B 45,530
730 EssilorLuxottica SA 200,513
2,617 Fisher & Paykel Healthcare Corp., Ltd. 57,498
900 Fukuda Denshi Co., Ltd. 43,697
3,444 Getinge AB, B Shares 69,144
405 Guerbet* 10,480
800 Hogy Medical Co., Ltd. 22,349
2,700 Hoya Corp. 320,564
537 Ion Beam Applications 7,238
2,000 Japan Lifeline Co., Ltd. 20,719
1,000 Jeol, Ltd. 30,431
6,332 Koninklijke Philips NV 152,004
5,510 Koninklijke Philips NV, NYS 132,130
1,600 Mani, Inc. 13,719
133 Medacta Group SA(a) 22,590
671 Medistim ASA 13,935
849 Medmix AG(a) 12,975
2,700 Menicon Co., Ltd. 20,955
10 Metall Zug AG, Registered Shares 13,246
19,000 Modern Dental Group, Ltd. 10,321
2,300 Nakanishi, Inc. 30,280
4,923 Nanosonics, Ltd.* 13,135
7,100 Nipro Corp. 62,841
11,000 Olympus Corp. 130,535
1,800 Paramount Bed Holdings Co., Ltd. 31,974
458 Pentixapharm Holding AG* 1,144
2,100 PHC Holdings Corp.^ 13,273
457 Revenio Group Oyj 14,926

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
600 Rion Co., Ltd. $ 10,819
16,500 Riverstone Holdings, Ltd. 8,695
1,000 Siemens Healthineers AG(a) 55,466
1,754 Smith & Nephew plc, ADR^ 53,725
2,518 Smith & Nephew plc 38,469
553 Sonova Holding AG 165,263
360 STRATEC SE 11,108
425 Straumann Holding AG, Class R 55,700
8,100 Sysmex Corp. 140,966
3,000 Terumo Corp. 55,071
25 Ypsomed Holding AG, Registered Shares 13,355
3,773,032
Health Care Providers & Services (0.9%):
5,600 Alfresa Holdings Corp. 76,491
5,205 Ambea AB(a) 62,063
2,889 Amplifon SpA 67,898
1,500 Amvis Holdings, Inc. 5,027
732 Andlauer Healthcare Group, Inc. 28,283
1,700 As One Corp. 29,407
6,164 Attendo AB(a) 41,374
5,975 Australian Clinical Labs, Ltd. 10,930
700 BML, Inc. 16,048
6,760 Clariane SE* 41,477
20,000 C-Mer Medical Holdings, Ltd. 4,596
2,319 CVS Group plc 39,791
1,310 EBOS Group, Ltd. 30,667
263 Elan Corp. 1,415
4,012 Extendicare, Inc. 41,664
2,701 Fagron 71,389
1,400 France Bed Holdings Co., Ltd.^ 12,405
6,241 Fresenius Medical Care AG 357,790
6,984 Fresenius SE & Co. KGaA 351,199
2,396 Galenica AG(a) 262,696
1,500 H.U. Group Holdings, Inc. 33,241
26,644 Healius, Ltd. 13,739
2,572 Humana AB 10,068
4,878 Integral Diagnostics, Ltd. 8,140
1,000 Japan Medical Dynamic Marketing, Inc. 3,951
225 LNA Sante SA 6,710
1,304 Medical Facilities Corp. 15,132
1,574 Medicover AB, Class B 41,962
778 Medios AG* 11,493
6,200 Medipal Holdings Corp. 100,411
3,565 Mediterranean Towers, Ltd. 13,249
24,681 Monash IVF Group, Ltd. 11,453
1,110 NMC Health plc*(b) —
11,023 Novolog, Ltd. 4,622
23,114 Oceania Healthcare, Ltd.* 9,432
6,310 Oriola Oyj, Class B 7,795
3,907 Ramsay Health Care, Ltd. 94,329
7,784 Regis Healthcare, Ltd. 40,158
15,555 Ryman Healthcare, Ltd.* 21,205
3,800 Ship Healthcare Holdings, Inc. 51,168
3,174 Sienna Senior Living, Inc. 44,407
90,960 Sigma Healthcare, Ltd.* 178,743
1,900 Solasto Corp. 5,501
7,311 Sonic Healthcare, Ltd. 128,885
9,842 Spire Healthcare Group plc(a) 30,283
9,223 Summerset Group Holdings, Ltd. 63,168
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
1,100 SUNWELS Co., Ltd.* $ 4,546
2,200 Suzuken Co., Ltd. 79,560
5,236 Terveystalo Oyj*(a) 70,724
176,600 Thomson Medical Group, Ltd.* 5,975
1,100 Toho Holdings Co., Ltd. 35,596
1,300 Tokai Corp./Gifu 19,211
1,400 Value HR Co., Ltd.^ 15,417
1,600 Vital KSK Holdings, Inc. 13,465
10,100 Well Health Technologies Corp.* 30,116
2,776,465
Health Care Technology (0.1%):
7,980 AGFA-Gevaert NV* 9,886
2,802 Ascom Holding AG, Registered Shares 12,775
2,600 Carenet, Inc. 12,519
94 Equasens 5,420
1,900 M3, Inc. 26,099
200 Medical Data Vision Co., Ltd. 562
800 Medley, Inc.* 17,621
700 MedPeer, Inc. 3,791
800 NNIT A/S*(a) 8,398
905 Pro Medicus, Ltd. 169,796
1,213 RaySearch Laboratories AB 42,994
2,759 Sectra AB, Class B 102,299
412,160
Hotels, Restaurants & Leisure (1.9%):
4,406 Accor SA 230,471
600 Aeon Fantasy Co., Ltd.* 11,331
1,000 Airtrip Corp. 6,034
6,223 Amadeus IT Group SA 526,388
2,652 Aristocrat Leisure, Ltd. 113,738
1,638 Basic-Fit NV*(a) 49,904
5,071 Betsson AB, Class B 107,243
20,000 Cafe de Coral Holdings, Ltd. 17,624
1,433 Carnival plc, ADR* 36,556
970 Cie des Alpes 23,550
23,206 Coast Entertainment Holdings, Ltd.* 5,804
5,293 Collins Foods, Ltd. 32,354
4,300 Colowide Co., Ltd. 56,631
13,908 Compass Group plc 470,981
3,168 Corporate Travel Management, Ltd. 28,875
4,100 Create Restaurants Holdings, Inc. 40,515
2,300 Curves Holdings Co., Ltd. 11,016
7,882 Dalata Hotel Group plc 59,946
1,621 Domino's Pizza Enterprises, Ltd. 20,555
5,120 Domino's Pizza Group plc 18,089
400 Doutor Nichires Holdings Co., Ltd. 7,285
4,906 Elior Group SA*(a) 14,995
7,951 Entain plc 98,533
1,240 Evolution AB(a) 98,660
6,500 Fairwood Holdings, Ltd. 4,484
131 Fattal Holdings 1998, Ltd.* 22,774
4,764 Flight Centre Travel Group, Ltd. 39,126
960 Flutter Entertainment plc* 272,569
2,900 Food & Life Cos., Ltd. 141,266
900 Fuji Kyuko Co., Ltd. 12,994
1,200 Fujio Food Group, Inc. 9,380
500 Fujita Kanko, Inc. 38,674
557 Fuller Smith & Turner plc 4,572

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
26,000 Galaxy Entertainment Group, Ltd. $ 115,696
400 Genki Global Dining Concepts Corp. 11,707
143,500 Genting Singapore, Ltd. 80,760
2,925 Greggs plc 77,050
10,742 Gym Group plc*(a) 22,406
2,700 Heiwa Corp. 39,347
600 Hiday Hidaka Corp. 13,771
2,000 HIS Co., Ltd. 18,817
5,443 Hollywood Bowl Group plc 18,819
18,230 Hongkong & Shanghai Hotels, Ltd. (The)* 12,775
1,416 Ibersol SGPS SA 16,150
1,900 Ichibanya Co., Ltd. 12,167
808 InterContinental Hotels Group plc 92,241
792 InterContinental Hotels Group plc, ADR^ 91,349
535 Issta, Ltd. 17,379
3,676 J D Wetherspoon plc 39,130
868 Jumbo Interactive, Ltd. 5,598
2,383 Just Eat Takeaway.com NV*(a) 54,528
1,100 KOMEDA Holdings Co, Ltd. 22,670
3,200 Koshidaka Holdings Co., Ltd. 24,977
2,800 Kyoritsu Maintenance Co., Ltd. 68,516
4,703 La Francaise des Jeux(a) 184,544
35,703 Lottery Corp., Ltd. (The) 125,221
33,812 Marston's plc* 19,384
600 Matsuyafoods Holdings Co., Ltd. 24,667
900 McDonald's Holdings Co. Japan, Ltd. 37,251
3,184 Melia Hotels International SA 26,665
15,600 MGM China Holdings, Ltd. 25,551
14,000 Miramar Hotel & Investment 16,993
11,969 Mitchells & Butlers plc* 47,077
1,200 Monogatari Corp. (The) 32,531
1,013 MTY Food Group, Inc. 31,619
46,867 NagaCorp, Ltd.* 21,267
600 Ohsho Food Service Corp. 15,854
5,176 On the Beach Group plc(a) 21,009
5,300 Oriental Land Co., Ltd. 122,171
900 Pizza Pizza Royalty Corp. 9,921
7,247 Playtech plc 37,403
600 Pollard Banknote, Ltd. 9,540
12,439 Rank Group plc 22,709
4,800 Resorttrust, Inc. 58,697
3,149 Restaurant Brands International, Inc. 208,908
3,018 Restaurant Brands New Zealand, Ltd.* 5,663
700 Ringer Hut Co., Ltd. 10,743
6,700 Round One Corp. 68,108
1,800 Royal Holdings Co., Ltd. 32,899
1,100 Saizeriya Co., Ltd. 38,171
18,188 Sands China, Ltd. 37,954
8,209 Scandic Hotels Group AB(a) 71,637
36,000 Shangri-La Asia, Ltd. 19,586
42,585 SJM Holdings, Ltd.* 13,729
2,233 SkiStar AB 36,544
29,451 SKYCITY Entertainment Group, Ltd.* 16,867
5,900 Skylark Holdings Co., Ltd. 123,565
2,861 Sodexo SA 176,048
12,769 SSP Group plc 30,239
92,601 Star Entertainment Group, Ltd. (The)* 8,240
91,665 Tabcorp Holdings, Ltd. 43,130
137 Tivoli A/S 13,282
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
800 Tokyotokeiba Co., Ltd. $ 26,477
1,400 Toridoll Holdings Corp. 40,542
11,666 Trainline plc*(a) 44,662
6,237 TUI AG* 54,498
11,838 TUI AG, Frankfurt* 103,439
6,523 WEB Travel Group, Ltd.* 19,033
6,523 Webjet Group, Ltd.* 3,863
4,802 Whitbread plc 186,308
31,600 Wynn Macau, Ltd. 21,865
1,900 Yoshinoya Holdings Co., Ltd. 41,312
1,308 Young & Co.'s Brewery plc, Class A 17,235
1,515 Young & Co's Brewery plc 12,768
1,600 Zensho Holdings Co., Ltd. 96,922
6,003,081
Household Durables (1.4%):
2,091 Ariston Holding NV 10,323
2,404 Azorim-Investment Development & Construction
Co., Ltd. 16,913
4,812 Bang & Olufsen A/S* 10,241
27,373 Barratt Redrow plc 171,446
4,105 Bellway plc 162,512
1,610 Berkeley Group Holdings plc 85,338
11,184 Bonava AB, B Shares* 15,212
3,437 Breville Group, Ltd. 66,703
27,975 Cairn Homes plc 70,669
2,500 Casio Computer Co., Ltd. 19,095
600 Chofu Seisakusho Co., Ltd. 7,600
9,402 Crest Nicholson Holdings plc 24,120
310 Danya Cebus, Ltd. 11,422
1,000 Dorel Industries, Inc., Class B* 1,102
588 Electra Consumer Products 1970, Ltd. 22,923
3,176 Electrolux AB, Class B* 22,621
1,200 ES-Con Japan, Ltd. 8,258
500 Eslead Corp. 15,953
1,387 Fiskars OYJ Abp 23,437
1,300 FJ Next Holdings Co., Ltd. 10,499
1,900 Foster Electric Co., Ltd. 20,659
1,600 Fuji Corp., Ltd. 7,588
15,987 Glenveagh Properties plc*(a) 32,309
4,025 GN Store Nord A/S* 61,947
8,900 Haseko Corp. 133,472
2,710 Henry Boot plc 8,555
700 Hoosiers Holdings Co., Ltd. 6,047
5,700 Iida Group Holdings Co., Ltd. 80,237
1,337 JM AB 21,460
7,000 JVCKenwood Corp. 55,761
692 Kaufman & Broad SA 26,955
700 Ki-Star Real Estate Co., Ltd. 22,480
1,300 LEC, Inc. 10,548
540 Leifheit AG 10,082
73,600 Man Wah Holdings, Ltd. 40,511
1,659 Maytronics, Ltd. 2,434
1,185 Nacon SA* 1,002
1,363 Neinor Homes SA(a) 26,682
8,100 Nikon Corp. 82,941
22,304 Nobia AB* 10,172
2,200 Open House Group Co., Ltd. 99,561
26,400 Panasonic Holdings Corp. 283,636
9,848 Persimmon plc 175,336

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Household Durables, continued
1,900 Rinnai Corp. $ 47,105
567 Sabaf SpA 9,691
1,200 Sangetsu Corp. 24,583
851 SEB SA 80,466
5,800 Sekisui Chemical Co., Ltd. 104,865
4,900 Sekisui House, Ltd. 108,064
5,800 Sharp Corp.* 28,177
66,100 Sony Group Corp. 1,723,374
14,400 Sumitomo Forestry Co., Ltd. 145,829
328 Surteco Group SE 6,126
400 Tama Home Co., Ltd.^ 9,208
4,800 Tamron Co., Ltd. 29,048
106,203 Taylor Wimpey plc 173,267
1,000 Toa Corp. Tokyo 7,046
100 Token Corp. 9,819
1,127 VIDENDUM plc* 1,270
7,319 Vistry Group plc* 64,108
100 V-ZUG Holding AG 8,192
3,849 YIT Oyj* 10,782
1,200 Zojirushi Corp. 11,115
4,598,897
Household Products (0.4%):
636 Essity AB, Class A 17,721
4,661 Essity AB, Class B 129,133
1,689 Henkel AG & Co. KGaA 122,339
1,800 Kusuri no Aoki Holdings Co., Ltd. 45,328
4,600 Lion Corp. 47,597
14,255 McBride plc* 29,382
3,600 Pigeon Corp. 43,798
8,488 Reckitt Benckiser Group plc 577,308
1,100 ST Corp. 12,133
800 Transaction Co., Ltd. 12,999
12,000 Unicharm Corp. 86,924
1,124,662
Independent Power and Renewable Electricity Producers
(0.5%):
2,302 7C Solarparken AG* 4,829
9,305 Audax Renovables SA 16,791
2,451 Boralex, Inc., Class A 56,955
3,000 Capital Power Corp. 120,740
7,088 Cloudberry Clean Energy ASA* 8,754
1,098 Corp ACCIONA Energias Renovables SA 25,349
4,371 Doral Group Renewable Energy Resources, Ltd.* 19,913
16,963 Drax Group plc 161,354
5,896 EDP Renovaveis SA 65,854
1,700 EF-ON, Inc. 3,848
2,600 Electric Power Development Co., Ltd. 44,309
1,927 Enlight Renewable Energy, Ltd.* 43,785
1,000 eRex Co., Ltd. 5,173
881 ERG SpA 19,270
5,092 Innergex Renewable Energy, Inc. 51,309
690 Kenon Holdings, Ltd. 28,594
8,839 Meridian Energy, Ltd. 31,778
7,372 Northland Power, Inc. 115,702
691 OPC Energy, Ltd.* 8,413
2,011 Orron Energy ab* 998
1,500 Polaris Renewable Energy, Inc. 13,253
2,100 RENOVA, Inc.* 9,428
Shares Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers,
continued
10,405 RWE AG $ 434,762
3,504 Scatec ASA*(a) 32,370
1,714 Solaria Energia y Medio Ambiente SA* 19,858
9,792 TransAlta Corp. 105,644
882 Voltalia SA, Registered Shares*^ 8,965
910 West Holdings Corp. 10,481
1,468,479
Industrial Conglomerates (0.7%):
125 Aker ASA, A Shares 8,133
865 Bonheur ASA 19,673
8,000 Chevalier International Holdings, Ltd. 3,924
17,930 CK Hutchison Holdings, Ltd. 110,689
57,000 CTF Services Ltd. 54,127
3,964 DCC plc 257,274
2,000 Guoco Group, Ltd. 18,037
100 Hikari Tsushin, Inc. 29,478
25,600 Hitachi, Ltd. 741,680
1,282 Indus Holding AG 34,432
5,489 Infratil, Ltd. 35,458
515 Italmobiliare SpA 15,775
4,100 Jardine Cycle & Carriage, Ltd. 78,644
3,600 Keihan Holdings Co., Ltd. 76,347
22,900 Keppel, Ltd. 133,817
1,187 Lifco AB, Class B 48,083
2,900 Mie Kotsu Group Holdings, Inc. 10,069
5,400 Nisshinbo Holdings, Inc. 34,505
7,406 Nolato AB, Class B 45,382
1,500 Noritsu Koki Co., Ltd. 15,858
1,616 Siemens AG, Registered Shares 414,411
3,581 Smiths Group plc 110,409
27,456 Storskogen Group AB, Class B 32,801
5,400 TOKAI Holdings Corp. 37,213
933 Volati AB 11,739
2,377,958
Insurance (5.5%):
4,475 Admiral Group plc 200,845
32,466 Aegon, Ltd. 235,140
7,175 Aegon, Ltd., NYS, Registered Shares 51,947
5,898 Ageas SA/NV 398,201
89,840 AIA Group, Ltd. 807,937
40,863 Alm Brand A/S 109,164
2,500 Anicom Holdings, Inc. 11,943
5,157 ASR Nederland NV 342,486
3,755 AUB Group, Ltd. 87,684
34,170 Aviva plc 290,450
9,798 AXA SA 481,523
1,673 Baloise Holding AG, Registered Shares 396,124
24,088 Beazley plc 309,169
7,384 Chesnara plc 30,304
2,734 Clal Insurance Enterprises Holdings, Ltd. 121,055
5,170 Coface SA 99,318
29,200 Dai-ichi Life Holdings, Inc. 220,747
3,500 Definity Financial Corp. 204,021
72,295 Direct Line Insurance Group plc 304,250
8,200 E-L Financial Corp., Ltd. 97,261
145 Fairfax Financial Holdings, Ltd. 261,758
1,054 FBD Holdings plc 17,259

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Insurance, continued
300 FP Partner, Inc. $ 4,554
1,451 Generali 51,642
274 Gjensidige Forsikring ASA 6,951
1,497 Great-West Lifeco, Inc. 56,940
2,595 Grupo Catalana Occidente SA 150,526
1,030 Hannover Rueck SE 324,074
1,246 Harel Insurance Investments & Financial Services,
Ltd. 34,964
1,235 Helvetia Holding AG, Registered Shares 290,684
9,627 Hiscox, Ltd. 165,858
4,086 iA Financial Corp., Inc. 448,002
506 IDI Insurance Co., Ltd. 33,007
42,553 Insurance Australia Group, Ltd. 252,860
1,510 Intact Financial Corp. 351,161
13,400 Japan Post Holdings Co., Ltd. 123,699
3,100 Japan Post Insurance Co., Ltd. 69,921
38,522 Just Group plc 70,021
7,712 Lancashire Holdings, Ltd. 60,871
100,115 Legal & General Group plc 349,898
6,273 Mandatum Oyj 40,993
173 Manulife Financial Corp. 5,532
8,627 Manulife Financial Corp., ADR 275,719
38,462 Mapfre SA 157,207
36,844 Medibank Pvt, Ltd. 122,618
1,055 Menora Mivtachim Holdings, Ltd. 83,280
6,642 Migdal Insurance & Financial Holdings, Ltd. 18,315
7,100 MS&AD Insurance Group Holdings, Inc. 158,391
1,781 Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Class R 1,154,896
14,653 nib holdings, Ltd. 68,267
10,004 NN Group NV 664,855
2,268 Phoenix Financial, Ltd. 65,753
4,088 Phoenix Group Holdings plc 36,952
2,895 Poste Italiane SpA^(a) 62,207
382 Protector Forsikring ASA 16,272
14,441 Prudential plc 181,266
662 Prudential plc, ADR 16,563
44,868 QBE Insurance Group, Ltd. 690,644
8,346 Sabre Insurance Group plc(a) 16,957
3,822 Saga plc* 9,197
30,949 Sampo Oyj, A Shares 333,006
5,589 SCOR SE 184,785
445 Solid Forsakring AB 3,767
10,900 Sompo Holdings, Inc. 326,588
15,180 Steadfast Group, Ltd. 60,035
7,958 Storebrand ASA 112,921
10,970 Sun Life Financial, Inc. 730,017
16,276 Suncorp Group, Ltd. 231,453
549 Swiss Life Holding AG 557,404
5,086 Swiss Re AG 883,000
6,000 T&D Holdings, Inc. 131,255
1,499 Talanx AG 194,084
19,500 Tokio Marine Holdings, Inc. 822,685
18,588 TOWER, Ltd. 18,025
892 Trisura Group, Ltd.* 29,008
6,074 Tryg A/S 157,087
15,698 Unipol Assicurazioni SpA 311,204
4,363 UNIQA Insurance Group AG 59,037
54 Vaudoise Assurances Holding SA 41,598
Shares Value
Common Stocks, continued
Insurance, continued
1,696 Vienna Insurance Group AG Wiener Versicherung
Gruppe $ 87,216
1,796 Wuestenrot & Wuerttembergische AG 28,883
1,030 Zurich Insurance Group AG 722,598
17,795,759
Interactive Media & Services (0.3%):
18,608 Auto Trader Group plc(a) 210,693
1,065 Better Collective A/S* 14,760
1,246 CAR Group, Ltd. 30,683
5,418 Domain Holdings Australia, Ltd. 15,651
200 giftee, Inc. 2,370
2,628 Hemnet Group AB 76,898
4,100 Kakaku.com, Inc. 76,079
1,170 Karnov Group AB* 13,282
14,300 LY Corp. 52,665
600 MarkLines Co., Ltd. 7,974
14,381 MONY Group plc 43,666
784 REA Group, Ltd. 124,076
22,582 Rightmove plc 244,627
321 Scout24 SE(a) 44,261
3,754 SEEK, Ltd. 59,415
5,700 ZIGExN Co., Ltd. 19,195
1,036,295
IT Services (1.1%):
3,641 Addnode Group AB 42,762
114 Adesso SE 11,921
370 Allgeier SE 8,632
847 Alten SA 74,403
1,244 Appen, Ltd.* 917
400 Argo Graphics, Inc. 14,555
2,661 Atea ASA 42,060
506 Aubay 29,884
600 Avant Group Corp. 6,389
600 Base Co., Ltd. 14,325
1,894 Bechtle AG 88,827
1,800 BIPROGY, Inc. 75,136
3,346 Bouvet ASA 26,474
900 Business Brain Showa-Ota, Inc. 15,987
1,186 CANCOM SE 39,188
2,011 Capgemini SE 344,158
2,100 CGI, Inc. 220,565
1,233 CGI, Inc., ADR 129,255
3,200 Change Holdings, Inc. 25,639
4,933 Columbus A/S 7,751
944 Computacenter plc 31,101
1,100 Comture Corp. 12,985
870 Data#3, Ltd. 4,357
500 Densan System Holdings Co., Ltd. 9,133
400 Dentsu Soken, Inc. 18,623
900 DTS Corp. 32,208
8,624 Econocom Group SA/NV 19,783
333 E-Guardian, Inc. 4,873
558 Enea AB* 4,110
3,891 FDM Group Holdings plc 11,402
348 Formula Systems 1985, Ltd. 44,362
7,900 Fujitsu, Ltd. 191,959
2,500 Future Corp. 37,169
824 GFT Technologies SE 24,174

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
IT Services, continued
1,900 GMO internet group, Inc. $ 47,461
1,451 Indra Sistemas SA 63,185
1,400 Ines Corp. 16,128
700 I-Net Corp. 9,249
227 Infotel SA 10,326
2,776 iomart Group plc 1,086
2,800 JBCC Holdings, Inc. 26,228
600 JIG-SAW, Inc.*^ 11,277
1,495 Kainos Group plc 15,280
816 KNOW IT AB 11,037
1,146 Kontron AG 33,733
226 Macquarie Technology Group, Ltd.* 9,896
963 Matrix IT, Ltd. 33,568
976 Megaport, Ltd.* 9,275
300 Mitsubishi Research Institute, Inc. 9,515
469 Nagarro SE 33,473
16,269 NCC Group plc 32,381
3,500 NEC Corp. 102,521
1,904 Netcompany Group A/S*(a) 81,164
6,004 NEXTDC, Ltd.* 57,295
3,156 Nomura Research Institute, Ltd. 126,833
300 NS Solutions Corp. 8,469
2,800 NSD Co., Ltd. 69,301
1,400 Obic Co., Ltd. 54,558
1,128 One Software Technologies, Ltd. 29,110
3,300 Otsuka Corp. 67,204
1,200 Pole To Win Holdings, Inc. 3,063
1,470 Proact IT Group AB 16,300
689 Reply SpA 119,001
2,400 SCSK Corp. 72,280
105 Secunet Security Networks AG 28,284
5,900 SHIFT, Inc.* 71,606
700 Shopify, Inc., Class A* 80,745
650 Shopify, Inc., Class A, ADR* 74,977
1,200 Simplex Holdings, Inc. 32,538
5,536 Softcat plc 130,480
1,300 Softcreate Holdings Corp. 19,806
410 Sopra Steria Group 100,111
23,000 SUNeVision Holdings, Ltd. 22,195
464 Sword Group 20,871
1,700 TechMatrix Corp. 26,689
2,780 TietoEVRY Oyj 52,754
2,500 TIS, Inc. 83,852
500 Uchida Yoko Co., Ltd. 33,248
153 Wavestone 10,683
573 Wiit SpA 10,436
3,644,539
Leisure Products (0.3%):
702 Asmodee Group AB, Class B* 9,286
3,200 Bandai Namco Holdings, Inc. 114,567
1,496 Beneteau SACA^ 13,743
705 BRP, Inc. 34,225
1,042 Catana Group 4,055
1,036 Games Workshop Group plc 230,672
1,000 GLOBERIDE, Inc. 14,658
648 Harvia Oyj 37,057
600 Kawai Musical Instruments Manufacturing Co., Ltd. 10,784
500 Mars Group Holdings Corp. 9,999
2,400 Mizuno Corp. 44,258
Shares Value
Common Stocks, continued
Leisure Products, continued
800 Roland Corp. $ 17,511
6,200 Sankyo Co., Ltd. 114,647
821 Sanlorenzo SpA/Ameglia 28,872
1,700 Sega Sammy Holdings, Inc. 40,784
300 Shimano, Inc. 43,550
700 Spin Master Corp.(a) 11,881
4,547 Technogym SpA(a) 65,193
1,290 Thule Group AB(a) 37,141
2,500 Tomy Co., Ltd. 56,500
1,800 Tsuburaya Fields Holdings, Inc. 25,984
700 Universal Entertainment Corp. 4,711
7,500 Yamaha Corp. 54,055
2,800 Yonex Co., Ltd. 56,300
1,080,433
Life Sciences Tools & Services (0.5%):
2,567 AddLife AB, Class B 51,258
840 Biotage AB 12,718
717 Chemometec A/S 66,156
4,215 Eurofins Scientific SE 300,322
2,062 Evotec SE* 17,427
945 Gerresheimer AG 53,277
833 Lonza Group AG, Registered Shares 595,446
101 Medcap AB* 4,788
585 PolyPeptide Group AG*(a) 14,939
770 Qiagen NV 37,069
4,726 Qiagen NV, ADR 227,132
82 Sartorius Stedim Biotech 19,622
1,600 Shin Nippon Biomedical Laboratories, Ltd. 15,785
1,240 Siegfried Holding AG, Registered Shares 140,040
8 SKAN Group AG 725
255 Tecan Group AG, Class R 52,144
1,608,848
Machinery (3.9%):
2,447 Aalberts NV 88,865
900 Ag Growth International, Inc. 27,530
2,100 Aida Engineering, Ltd. 13,234
900 Airman Corp. 12,277
726 Alfa Laval AB 30,593
3,214 Alimak Group AB(a) 49,526
900 Alinco, Inc. 6,442
10,922 Alstom SA* 255,315
10,000 Amada Co., Ltd. 108,976
2,657 ANDRITZ AG 197,273
2,000 Anest Iwata Corp. 19,107
2,700 Asahi Diamond Industrial Co., Ltd. 13,382
14,947 Atlas Copco AB, Class A 242,233
9,735 Atlas Copco AB, Class B 138,763
1,049 ATS Corp.* 33,459
1,300 Bando Chemical Industries, Ltd. 15,327
1,134 Beijer Alma AB, Class B 27,303
6,470 Bodycote plc 51,904
275 Bucher Industries AG, Registered Shares 137,086
117 Burckhardt Compression Holding AG 97,411
56 Bystronic AG 27,264
1,800 CKD Corp. 32,753
1,110 Construcciones y Auxiliar de Ferrocarriles SA 60,993
90 Daetwyler Holding AG, Class BR 13,673
4,300 Daifuku Co., Ltd. 111,168

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Machinery, continued
500 Daihatsu Infinearth Mfg Co., Ltd. $ 7,896
9,519 Daimler Truck Holding AG 450,477
745 Danieli & C Officine Meccaniche SpA 29,274
1,585 Danieli & C Officine Meccaniche SpA, Savings Share 47,807
3,900 DMG Mori Co., Ltd. 89,249
1,587 Duerr AG 42,241
7,100 Ebara Corp. 136,135
500 Ebara Jitsugyo Co., Ltd. 12,682
3,512 Electrolux Professional AB, Class B 24,906
1,842 Engcon AB 17,583
2,998 Epiroc AB, Class A 65,269
2,147 Epiroc AB, Class B 41,181
1,400 FANUC Corp. 38,087
2,271 FLSmidth & Co. A/S 138,743
1,696 Fluidra SA^ 42,352
13,800 Frencken Group, Ltd. 13,469
3,900 Fuji Corp./Aichi 72,549
1,700 Furukawa Co., Ltd. 25,137
1,000 Galilei Co., Ltd. 21,122
6,395 GEA Group AG 447,315
2,781 Georg Fischer AG, Registered Shares 228,291
371 Gesco SE 7,537
2,000 Glory, Ltd. 46,539
16,185 Heidelberger Druckmaschinen AG* 28,213
5,448 Hexagon Composites ASA* 9,822
1,869 Hexagon Purus ASA* 421
1,793 Hiab Oyj, Class B* 108,675
15,700 Hino Motors, Ltd.* 38,984
1,800 Hirata Corp. 24,779
1,200 Hisaka Works, Ltd. 11,238
3,000 Hitachi Construction Machinery Co., Ltd. 89,147
900 Hoshizaki Corp. 31,105
1,000 Hosokawa Micron Corp. 34,474
679 Husqvarna AB, A Shares 3,590
7,237 Husqvarna AB, B Shares 38,191
1,200 IHI Corp. 130,302
9,679 IMI plc 278,233
2,434 Indutrade AB 66,508
12 Interroll Holding AG, Class R 30,104
1,300 Iseki & Co., Ltd. 10,966
9,031 Iveco Group NV 177,708
700 Japan Steel Works, Ltd. (The) 40,194
699 JOST Werke SE(a) 44,200
3,700 Juki Corp.* 10,147
2,204 Kalmar Oyj, Class B 93,708
5,600 Kanadevia Corp. 37,756
96 Kardex Holding AG, Registered Shares 33,535
900 Kato Works Co., Ltd. 8,218
1,000 Kawasaki Heavy Industries, Ltd. 75,671
1,845 KION Group AG 102,709
400 Kitagawa Corp. 3,852
2,600 Kitz Corp. 21,327
2,518 Knorr-Bremse AG 243,345
572 Koenig & Bauer AG* 9,255
15,100 Komatsu, Ltd. 494,309
79 Komax Holding AG, Class R* 9,686
2,900 Komori Corp. 29,957
5,158 Kone Oyj, Class B 339,658
2,853 Konecranes Oyj 226,607
Shares Value
Common Stocks, continued
Machinery, continued
665 Krones AG $ 109,652
13,100 Kubota Corp. 146,890
2,600 Kurita Water Industries, Ltd. 102,444
1,200 Kyokuto Kaihatsu Kogyo Co., Ltd. 22,260
1,200 Maezawa Kyuso Industries Co., Ltd. 10,194
1,300 Makino Milling Machine Co., Ltd. 103,888
1,400 Makita Corp. 43,055
586 Manitou BF SA 14,446
800 Max Co., Ltd. 25,795
1,800 Meidensha Corp. 67,591
800 METAWATER Co., Ltd. 12,292
17,989 Metso Oyj 232,952
9,032 MINEBEA MITSUMI, Inc. 132,078
2,200 MISUMI Group, Inc. 29,361
7,900 Mitsubishi Heavy Industries, Ltd. 197,991
1,000 Mitsubishi Logisnext Co., Ltd. 13,608
700 Mitsuboshi Belting, Ltd. 16,652
2,900 Mitsui E&S Co., Ltd. 57,069
1,300 Miura Co., Ltd. 26,113
10,151 Morgan Advanced Materials plc 30,654
1,500 Morita Holdings Corp. 22,376
2,800 Nabtesco Corp. 50,001
800 Nachi-Fujikoshi Corp. 17,102
2,000 Namura Shipbuilding Co., Ltd. 43,399
2,656 NFI Group, Inc.* 35,190
5,700 NGK Insulators, Ltd. 71,461
2,300 Nikkiso Co., Ltd. 20,407
2,700 Nikko Co., Ltd. 13,602
1,267 Nilfisk Holding A/S* 17,603
3,900 Nippon Thompson Co., Ltd. 14,394
400 Nissei ASB Machine Co., Ltd. 16,275
800 Nitta Corp. 21,382
500 Nitto Kohki Co., Ltd. 6,334
1,900 Nitto Seiko Co., Ltd. 7,539
900 Nittoku Co., Ltd. 11,288
900 Nomura Micro Science Co., Ltd.^ 15,984
500 Noritake Co., Ltd. 12,651
995 Norma Group SE 16,099
15,300 NSK, Ltd. 71,844
22,000 NTN Corp. 34,629
400 Obara Group, Inc. 9,936
4,495 OC Oerlikon Corp. AG 21,006
1,700 Oiles Corp. 24,323
400 Okamoto Machine Tool Works, Ltd. 13,552
1,400 OKUMA Corp. 35,489
1,000 Organo Corp. 62,477
3,500 OSG Corp. 41,268
692 Palfinger AG 29,135
150 Plasson Industries, Ltd. 10,624
163 Rational AG 136,688
70 Rieter Holding AG, Registered Shares 6,032
22,196 Rotork plc 97,864
1,800 Ryobi, Ltd. 26,706
7,176 Sandvik AB 164,743
1,900 Savaria Corp. 27,211
167 Schindler Holding AG, Registered Shares 60,653
74,500 Seatrium, Ltd.^ 117,928
684 SFS Group AG 93,998
1,100 Shibaura Machine Co., Ltd. 24,190

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Machinery, continued
500 Shibuya Corp. $ 11,158
1,200 Shima Seiki Manufacturing, Ltd. 7,682
1,900 Shinmaywa Industries, Ltd. 21,254
78,000 Singamas Container Holdings, Ltd. 6,670
2,200 Sintokogio, Ltd. 13,153
7,590 Skellerup Holdings, Ltd. 21,784
5,262 SKF AB, B Shares 120,911
892 SKF AB, Class A 20,584
100 SMC Corp. 36,016
2,300 Sodick Co., Ltd. 15,718
623 Spirax Group plc 50,928
772 Stabilus SE 25,087
1,498 Stadler Rail AG 37,001
1,600 Star Micronics Co., Ltd. 18,673
719 Sulzer AG, Registered Shares 130,358
4,800 Sumitomo Heavy Industries, Ltd. 98,389
3,900 Tadano, Ltd. 25,917
1,500 Takeuchi Manufacturing Co., Ltd. 48,547
1,300 Takuma Co., Ltd. 18,487
3,785 Talgo SA*(a) 13,196
478 Technotrans SE 12,102
9,187 Techtronic Industries Co., Ltd. 101,203
700 Teikoku Sen-I Co., Ltd. 13,160
1,800 THK Co., Ltd. 47,946
2,100 Tocalo Co., Ltd. 27,641
1,392 TOMRA Systems ASA 21,701
1,400 Torishima Pump Manufacturing Co., Ltd. 19,381
1,100 Toyota Industries Corp. 123,956
2,410 Trelleborg AB, Class B 89,984
1,098 Troax Group AB 16,686
1,100 Tsubaki Nakashima Co., Ltd. 2,551
4,200 Tsubakimoto Chain Co. 52,235
1,800 Tsugami Corp. 23,126
1,200 Tsukishima Holdings Co., Ltd. 17,740
600 Tsurumi Manufacturing Co., Ltd. 15,139
3,924 Valmet Oyj 121,543
100 VAT Group AG(a) 42,361
1,074 VBG Group AB, Class B 29,556
6,879 Vesuvius plc 37,057
2,415 Volvo AB, Class A 67,936
19,569 Volvo AB, Class B 549,658
423 Vossloh AG 42,113
1,416 Wacker Neuson SE 40,535
9,579 Wartsila OYJ Abp 226,353
560 Washtec AG 26,645
4,117 Weir Group plc (The) 140,727
1,600 YAMABIKO Corp. 23,482
66,200 Yangzijiang Shipbuilding Holdings, Ltd. 115,725
1,900 Yaskawa Electric Corp. 42,818
12,545,233
Marine Transportation (0.5%):
1,600 Algoma Central Corp. 18,978
44 AP Moller - Maersk A/S, Class A 81,270
64 AP Moller - Maersk A/S, Class B 119,325
586 Clarkson plc 26,264
894 D/S Norden A/S* 28,397
1,478 Dfds A/S* 26,228
2,760 Golden Ocean Group, Ltd. 20,528
365 Hapag-Lloyd AG(a) 54,617
Shares Value
Common Stocks, continued
Marine Transportation, continued
5,382 Hoegh Autoliners ASA $ 47,697
3,300 Iino Kaiun Kaisha, Ltd. 23,134
5,897 Irish Continental Group plc 38,235
2,300 Japan Transcity Corp. 17,399
5,900 Kawasaki Kisen Kaisha, Ltd. 83,324
1,189 Klaveness Combination Carriers ASA(a) 7,205
619 Kuehne + Nagel International AG, Class R 134,474
5,500 Mitsui OSK Lines, Ltd. 183,415
19,192 MPC Container Ships ASA 30,464
6,500 Nippon Yusen KK 233,390
600 NS United Kaiun Kaisha, Ltd. 16,241
1,260 Odfjell SE, A Shares 13,525
257,000 Pacific Basin Shipping, Ltd. 66,198
36,000 SITC International Holdings Co., Ltd. 115,562
3,416 Solstad Maritime Holding A/S 8,119
1,067 Stolt-Nielsen, Ltd. 27,119
2,499 Wallenius Wilhelmsen ASA 20,576
630 Wilh Wilhelmsen Holding ASA, A Shares* 27,195
1,468,879
Media (0.8%):
712 4imprint Group plc 35,773
3,715 Aimia, Inc.*^ 7,421
996 Alma Media Oyj 15,701
65 APG SGA SA 19,459
8,376 ARN Media, Ltd. 2,590
8,437 Arnoldo Mondadori Editore SpA 21,380
4,886 Atresmedia Corp. de Medios de Comunicacion SA 29,754
1,951 Bloomsbury Publishing plc 13,724
24,877 Canal+ SA 77,869
701 Cogeco Communications, Inc. 36,579
8,300 CyberAgent, Inc. 95,091
2,500 Dentsu Group, Inc. 55,479
5,775 Eutelsat Communications SACA*^ 25,235
400 Fuji Media Holdings, Inc. 9,238
4,481 Future plc 44,926
2,300 Gakken Holdings Co., Ltd. 15,109
7,000 Hakuhodo DY Holdings, Inc. 58,110
24,877 Havas NV 42,813
16,075 Informa plc 177,822
500 Intage Holdings, Inc. 6,146
841 IPSOS SA 45,128
112,358 ITV plc 127,370
9,582 IVE Group, Ltd. 18,159
1,321 JCDecaux SE 24,155
700 Kadokawa Corp. 19,449
4,254 M&C Saatchi plc 11,298
1,664 Metropole Television SA 25,777
9,409 MFE-MediaForEurope NV, Class A 32,259
2,046 MFE-MediaForEurope NV, Class B 9,526
3,263 Next 15 Group plc 10,805
48,093 Nine Entertainment Co. Holdings, Ltd. 51,429
1,307 NRJ Group 11,271
19,083 oOh!media, Ltd. 21,670
602 Perion Network, Ltd.* 6,163
68,000 Pico Far East Holdings, Ltd. 21,521
5,806 ProSiebenSat.1 Media SE 48,856
3,949 Publicis Groupe SA 445,748
12,118 Reach plc 12,181
1,338 RTL Group SA 58,524

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Media, continued
10,874 S4 Capital plc $ 3,792
5,299 Sanoma Oyj* 61,880
11,237 SES SA 79,920
60,999 Seven West Media, Ltd.* 5,852
6,212 SKY Network Television, Ltd. 11,313
7,900 SKY Perfect JSAT Holdings, Inc. 79,051
15,013 Southern Cross Media Group, Ltd.* 5,322
1,537 Stroeer SE & Co. KGaA 92,196
200 TBS Holdings, Inc. 7,012
5,942 Team Internet Group PLC 5,168
15,000 Television Broadcasts, Ltd.* 6,632
2,236 Television Francaise 1 SA^ 23,234
1,400 TV Asahi Holdings Corp. 27,162
500 Tv Tokyo Holdings Corp. 11,961
124 TX Group AG 32,651
1,000 ValueCommerce Co., Ltd. 5,393
1,600 Vector, Inc. 12,120
430 Vend Marketplaces ASA, Class B 14,511
23,328 Viaplay Group AB* 1,785
24,877 Vivendi SE 85,913
500 Wowow, Inc. 3,504
12,238 WPP plc 85,529
2,369 WPP plc, ADR 82,939
700 Zenrin Co., Ltd. 4,983
2,541,331
Metals & Mining (4.9%):
5,810 Acerinox SA 74,049
1,200 ADF Group, Inc. 6,980
5,367 Agnico Eagle Mines, Ltd. 639,499
1,934 Agnico Eagle Mines, Ltd., ADR 230,011
1,600 Aichi Steel Corp. 23,742
7,386 Alamos Gold, Inc. 196,475
6,600 Algoma Steel Group, Inc. 45,474
41,565 Alkane Resources, Ltd.* 19,760
9,063 Alleima AB 71,696
1,400 Altius Minerals Corp. 28,152
723 AMG Critical Materials NV 18,568
12,894 Anglo American plc 380,578
2,236 Anglogold Ashanti plc 101,895
1,981 Antofagasta plc 49,210
1,631 APERAM SA 52,835
70,846 Arafura Rare Earths, Ltd.* 8,157
5,723 ArcelorMittal SA 180,870
1,552 ArcelorMittal SA, ADR 49,012
2,800 ARE Holdings, Inc. 34,973
16,100 Ascot Resources, Ltd.* 769
3,752 Atalaya Mining Copper SA 23,384
116,831 Aurelia Metals, Ltd.* 14,622
1,331 Aurubis AG 138,424
25,622 AVZ Minerals, Ltd.* 2,687
42,842 B2Gold Corp. 154,805
7,834 Barrick Mining Corp. 163,112
13,509 Barrick Mining Corp., ADR 281,257
1,188 Bekaert SA 49,146
36,701 Bellevue Gold, Ltd.* 22,063
5,290 BHP Group, Ltd., ADR^ 254,396
53,489 BHP Group, Ltd. 1,285,286
6,478 BlueScope Steel, Ltd. 99,037
4,700 Boliden AB* 147,079
Shares Value
Common Stocks, continued
Metals & Mining, continued
9,940 Capital, Ltd. $ 11,623
14,188 Capricorn Metals, Ltd.* 90,675
13,200 Capstone Copper Corp.* 81,046
10,700 Centerra Gold, Inc. 77,091
8,967 Central Asia Metals plc 19,620
15,437 Champion Iron, Ltd. 42,364
16,254 China Gold International Resources Corp., Ltd. 147,666
400 CK-San-Etsu Co., Ltd. 10,244
7,711 Coeur Mining, Inc.* 68,319
5,000 Daido Steel Co., Ltd. 34,424
1,400 Daiki Aluminium Industry Co., Ltd. 9,399
5,694 Deterra Royalties, Ltd. 14,096
2,200 Dowa Holdings Co., Ltd. 71,101
9,600 Dundee Precious Metals, Inc. 154,266
2,800 Dynacor Group, Inc. 9,274
7,200 ECORA RESOURCES plc 6,200
10,162 Eldorado Gold Corp.* 206,882
20,116 Emerald Resources NL* 52,707
6,695 Endeavour Mining plc 206,465
7,400 Endeavour Silver Corp.* 36,467
17,107 Equinox Gold Corp.* 98,752
393 Eramet SA^ 21,300
1,599 ERO Copper Corp.* 27,010
40,467 Evolution Mining, Ltd. 211,012
7,778 Evraz plc*(b) —
6,600 First Majestic Silver Corp. 54,628
11,471 First Quantum Minerals, Ltd.* 203,792
4,900 Foraco International SA* 6,766
22,913 Fortescue, Ltd. 230,533
13,552 Fortuna Mining Corp.* 88,681
5,500 Fortuna Mining Corp., ADR* 35,970
867 Franco-Nevada Corp. 142,358
4,743 Fresnillo plc 93,737
8,215 Galiano Gold, Inc.* 10,438
13,966 Genesis Minerals, Ltd.* 40,215
54,653 Glencore plc 212,774
200 Godo Steel, Ltd. 5,191
8,900 GoGold Resources, Inc.* 13,073
32,875 Gold Road Resources, Ltd. 71,306
4,992 Granges AB 64,167
7,630 Griffin Mining, Ltd.* 20,054
2,474 Hill & Smith plc 60,863
9,715 Hochschild Mining plc 34,237
9,462 Hudbay Minerals, Inc. 100,416
27,531 IAMGOLD Corp.* 202,803
6,077 IGO, Ltd.* 16,690
11,751 Iluka Resources, Ltd. 29,410
18,486 Imdex, Ltd. 33,113
1,905 Ivanhoe Mines, Ltd.* 14,313
11,700 JFE Holdings, Inc. 135,828
50,009 Jupiter Mines, Ltd. 6,581
9,836 K92 Mining, Inc.* 110,958
60,333 Kinross Gold Corp. 942,925
15,400 Kobe Steel, Ltd. 168,307
700 Kurimoto, Ltd. 27,467
1,800 Kyoei Steel, Ltd. 25,626
2,700 Labrador Iron Ore Royalty Corp. 56,276
2,100 Largo, Inc.* 2,714
14,207 Lucara Diamond Corp.* 2,348

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Metals & Mining, continued
5,900 Lundin Gold, Inc. $ 311,553
25,112 Lundin Mining Corp. 264,104
7,348 Lynas Rare Earths, Ltd.* 41,772
48,387 Macmahon Holdings, Ltd. 9,712
3,114 Major Drilling Group International, Inc.* 20,263
2,600 Maruichi Steel Tube, Ltd. 62,919
48,808 Metals X, Ltd.* 17,504
176,000 Midas Holdings, Ltd.*(b) —
3,430 Mineral Resources, Ltd.* 48,670
4,200 Mitsubishi Materials Corp. 66,222
500 Mitsubishi Steel Manufacturing Co., Ltd. 5,444
1,500 Mitsui Mining & Smelting Co., Ltd. 52,213
30,000 Mongolian Mining Corp.* 24,311
27,183 Mount Gibson Iron, Ltd.* 4,822
1,800 Nakayama Steel Works, Ltd. 7,750
2,200 Neturen Co., Ltd. 16,592
33,410 New Gold, Inc.* 166,118
35,440 Nickel Industries, Ltd. 16,210
6,200 Nippon Denko Co., Ltd. 10,719
2,700 Nippon Light Metal Holdings Co., Ltd. 30,441
9,895 Nippon Steel Corp. 187,781
930 Nippon Yakin Kogyo Co., Ltd. 25,700
700 Nittetsu Mining Co., Ltd. 35,987
5,714 Norsk Hydro ASA 32,579
24,877 Northern Star Resources, Ltd. 307,626
11,709 OceanaGold Corp. 165,286
21,175 OM Holdings, Ltd. 3,900
2,604 OR Royalties, Inc. 66,936
2,207 Orla Mining, Ltd.* 22,114
500 Osaka Steel Co., Ltd. 9,797
1,400 OSAKA Titanium Technologies Co., Ltd. 14,283
9,047 Outokumpu Oyj 37,351
900 Pacific Metals Co., Ltd. 10,904
118,503 Pan African Resources plc 74,130
6,138 Pan American Silver Corp. 174,187
33,353 Perenti, Ltd. 35,556
57,149 Perseus Mining, Ltd. 130,200
31,588 Pilbara Minerals, Ltd.* 27,753
61,764 Ramelius Resources, Ltd. 104,056
1,734 Rana Gruber ASA 11,868
42,740 Regis Resources, Ltd.* 125,515
95,529 Resolute Mining, Ltd.* 38,973
9,500 Rio Tinto plc 553,489
2,831 Rio Tinto plc, ADR 165,132
6,373 Rio Tinto, Ltd. 449,288
1,335 Salzgitter AG 32,202
19,433 Sandfire Resources, Ltd.* 144,327
6,900 Sandstorm Gold, Ltd., ADR 64,860
4,900 Sandstorm Gold, Ltd. 46,099
1,200 Seabridge Gold, Inc.* 17,424
3,431 Sims, Ltd. 34,636
53,653 SolGold plc* 5,060
56,381 South32, Ltd. 108,054
2,078 SSAB AB, Class A 12,500
12,242 SSAB AB, Class B 72,397
5,949 SSR Mining, Inc.* 75,892
39,661 St Barbara, Ltd.* 7,538
15,147 Stanmore Resources, Ltd. 18,641
4,624 Straits Trading Co., Ltd. 5,496
Shares Value
Common Stocks, continued
Metals & Mining, continued
3,700 Sumitomo Metal Mining Co., Ltd. $ 90,909
17,205 Syrah Resources, Ltd.* 2,881
12,474 Taseko Mines, Ltd.* 39,394
6,338 Teck Resources, Ltd., Class B 256,341
13,395 thyssenkrupp AG 143,824
900 Toho Titanium Co., Ltd. 8,121
700 Toho Zinc Co., Ltd.* 3,368
300 Tokyo Rope Manufacturing Co., Ltd. 2,644
2,300 Tokyo Steel Manufacturing Co., Ltd. 24,126
400 Tokyo Tekko Co., Ltd. 15,032
1,100 Topy Industries, Ltd. 17,231
4,785 Torex Gold Resources, Inc.* 156,103
969 Trevali Mining Corp.*(b) —
700 Triple Flag Precious Metals Corp. 16,600
3,573 Tubacex SA 17,655
1,700 UACJ Corp. 62,133
1,498 Valterra Platinum, Ltd.* 65,787
187,341 Vault Minerals, Ltd.* 52,587
2,097 Victoria Gold Corp.* 277
2,734 voestalpine AG 76,829
1,861 Vulcan Steel, Ltd. 7,147
6,700 Wesdome Gold Mines, Ltd.* 93,345
54,361 West African Resources, Ltd.* 83,075
43,691 Westgold Resources, Ltd.* 83,924
416 Wheaton Precious Metals Corp. 37,414
900 Yamato Kogyo Co., Ltd. 54,591
4,000 Yodogawa Steel Works, Ltd. 31,756
15,896,514
Multi-Utilities (1.1%):
64,938 A2A SpA 174,803
2,232 ACEA SpA 54,004
10,462 AGL Energy, Ltd. 67,208
3,800 Algonquin Power & Utilities Corp. 21,741
5,995 Algonquin Power & Utilities Corp., ADR 34,351
2,324 Atco, Ltd., Class I 86,672
1,866 Canadian Utilities, Ltd., Class A 51,638
117,204 Centrica plc 259,899
47,719 E.ON SE 878,536
37,168 Engie SA 875,139
29,629 Hera SpA 143,171
23,346 Iren SpA 72,052
1,636 National Grid plc, ADR 121,735
17,502 National Grid plc 255,857
11,914 REN - Redes Energeticas Nacionais SGPS SA 42,498
18,300 Sembcorp Industries, Ltd. 98,648
3,525 Telecom Plus plc 93,476
6,489 Vector, Ltd. 17,184
6,736 Veolia Environnement SA 240,261
3,588,873
Office REITs (0.0%
†
):
5,187 Helical plc 16,369
Oil, Gas & Consumable Fuels (6.1%):
7,481 Advantage Energy, Ltd.* 64,997
6,293 Aker BP ASA 160,626
138,505 Amplitude Energy, Ltd.* 19,145
4,744 Ampol, Ltd. 80,308
10,394 ARC Resources, Ltd. 219,163

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
507 Ashdod Refinery, Ltd.* $ 9,721
27,709 Athabasca Oil Corp.* 114,776
30,494 Baytex Energy Corp. 54,646
58,994 Beach Energy, Ltd. 51,199
7,041 Birchcliff Energy, Ltd. 38,628
800 BLUENORD ASA 39,107
2,100 Bonterra Energy Corp.* 5,413
6,703 Boss Energy, Ltd.* 20,602
151,966 BP plc 757,939
17,156 BP plc, ADR 513,479
173,000 Brightoil Petroleum Holdings, Ltd.*(b) —
4,839 BW LPG, Ltd.(a) 56,985
289 Cameco Corp. 21,465
1,022 Cameco Corp., ADR 75,863
1,527 Canacol Energy, Ltd.* 2,961
12,257 Canadian Natural Resources, Ltd. 385,282
13,764 Canadian Natural Resources, Ltd., ADR 432,190
5,438 Capricorn Energy PLC* 17,163
7,312 Cardinal Energy, Ltd.^ 36,195
194,347 Carnarvon Energy, Ltd.* 13,399
41,586 Cenovus Energy, Inc. 565,943
2,956 Cenovus Energy, Inc., ADR 40,202
8,002 Channel Infrastructure NZ, Ltd. 10,727
13,100 China Aviation Oil Singapore Corp., Ltd. 9,383
1,031 CMB Tech NV, ADR* 9,300
2,800 Cosmo Energy Holdings Co., Ltd. 119,570
4,317 d'Amico International Shipping SA 17,526
23,879 Deep Yellow, Ltd.* 26,214
264 Delek Group, Ltd. 54,571
5,000 Denison Mines Corp.* 9,144
2,097 Diversified Energy Co PLC^ 31,205
20,320 DNO ASA 25,857
9,908 Enbridge, Inc. 449,338
47,500 ENEOS Holdings, Inc. 234,468
5,890 Energean plc 73,700
44,072 Eni SpA 713,735
120,434 EnQuest plc 20,916
12,554 Equinor ASA 317,120
605 Equital, Ltd.* 27,977
134 Esso SA Francaise 23,831
4,745 Etablissements Maurel et Prom SA 26,801
762 Flex LNG, Ltd. 16,996
5,800 Freehold Royalties, Ltd. 54,481
653 Friedrich Vorwerk Group SE 45,048
2,368 Frontera Energy Corp. 11,513
2,211 Frontline plc 36,586
3,100 Fuji Oil Co., Ltd. 6,282
16,507 Galp Energia SGPS SA 303,006
1,601 Gaztransport Et Technigaz SA 317,755
6,249 Genel Energy plc* 5,144
8,050 Gibson Energy, Inc.^ 141,301
1,960 Gran Tierra Energy, Inc.* 9,357
14,984 Gulf Keystone Petroleum, Ltd. 34,761
6,440 Hafnia, Ltd. 32,332
12,267 Harbour Energy plc 32,990
1,595 Hargreaves Services PLC 16,394
9,800 Headwater Exploration, Inc. 48,439
12,600 Idemitsu Kosan Co., Ltd. 76,255
2,473 Imperial Oil, Ltd. 196,481
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
31,700 Inpex Corp. $ 444,840
2,244 International Petroleum Corp. Stockholm* 36,719
2,823 International Petroleum Corp. Toronto* 45,943
3,600 Itochu Enex Co., Ltd. 43,015
8,400 Iwatani Corp. 88,964
5,000 Japan Petroleum Exploration Co., Ltd. 35,169
2,500 Journey Energy, Inc.*^ 3,489
34,924 Karoon Energy, Ltd. 44,039
6,400 Kelt Exploration, Ltd.* 34,501
8,801 Keyera Corp. 287,894
3,162 Koninklijke Vopak NV 157,247
369 La Francaise De L'energie SACA* 16,457
6,407 MEG Energy Corp. 121,072
18,755 Meren Energy, Inc. 23,003
1,700 Mitsuuroko Group Holdings Co., Ltd. 22,375
3,641 Neste Oyj 49,126
21,426 New Hope Corp., Ltd. 52,141
64,000 NewOcean Energy Holdings, Ltd.* —
21,200 Nippon Coke & Engineering Co., Ltd.* 12,218
7,754 NuVista Energy, Ltd.* 85,308
2,800 Obsidian Energy, Ltd.* 15,588
131,868 Oil Refineries, Ltd. 35,596
771 Okeanis Eco Tankers Corp.(a) 16,578
5,616 OMV AG 305,259
4,178 Paladin Energy, Ltd.* 22,190
5,770 Panoro Energy ASA 12,960
3,407 Paramount Resources, Ltd., Class A 54,223
1,973 Parex Resources, Inc. 20,156
5,500 Parkland Corp. 155,596
375 Paz Retail And Energy, Ltd. 68,646
4,180 Pembina Pipeline Corp. 156,965
1,584 Pembina Pipeline Corp., ADR 59,416
9,860 Peyto Exploration & Development Corp.^ 140,847
12,892 Pharos Energy plc 3,628
10,900 Pine Cliff Energy, Ltd. 5,043
3,732 PrairieSky Royalty, Ltd. 64,740
18,102 Repsol SA 265,139
1,600 Sala Corp. 10,666
3,100 San-Ai Obbli Co., Ltd. 38,954
114,539 Santos, Ltd. 576,124
9,682 Secure Waste Infrastructure Corp.^ 110,714
8,575 Serica Energy plc 18,787
89,782 Shell plc 3,145,642
400 Sinanen Holdings Co., Ltd. 17,359
3,847 South Bow Corp. 99,876
363 South Bow Corp., ADR 9,405
2,000 Spartan Delta Corp.* 5,596
487 Strathcona Resources, Ltd. 10,748
12,412 Suncor Energy, Inc. 464,994
9,472 Suncor Energy, Inc., ADR 354,726
1,871 Surge Energy, Inc. 8,396
3,041 Tamar Petroleum, Ltd.(a) 37,423
28,200 Tamarack Valley Energy, Ltd. 100,034
972 TC Energy Corp. 47,458
1,817 TC Energy Corp., ADR 88,651
13,400 Tidewater Midstream and Infrastructure, Ltd.* 2,067
3,300 Topaz Energy Corp. 62,190
1,569 TORM plc, Class A 26,443
41,370 TotalEnergies SE 2,544,235

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
6,681 Tourmaline Oil Corp. $ 322,372
64,721 Tullow Oil plc*^ 14,165
9,392 Var Energi ASA 30,123
542 Verbio SE 7,799
5,097 Vermilion Energy, Inc.^ 37,209
35,317 Viva Energy Group, Ltd.(a) 50,201
40,866 Whitecap Resources, Inc. 274,621
9,220 Whitecap Resources, Inc., ADR 61,958
24,779 Whitehaven Coal, Ltd. 88,545
34,619 Woodside Energy Group, Ltd. 533,411
14,140 Yancoal Australia, Ltd. 53,705
19,644,588
Paper & Forest Products (0.4%):
800 Acadian Timber Corp. 10,405
2,718 Altri SGPS SA 15,598
2,829 Canfor Corp.* 29,379
168 CPH Group AG 15,673
5,900 Daio Paper Corp. 32,669
1,086 Ence Energia y Celulosa SA^ 3,715
2,900 Hokuetsu Corp. 21,109
1,401 Holmen AB, B Shares 55,608
539 Iberpapel Gestion SA 12,888
2,427 Interfor Corp.* 22,352
7,920 Mondi plc 129,315
8,539 Navigator Co. SA (The)^ 32,058
4,800 Nippon Paper Industries Co., Ltd. 34,515
5,393 Norske Skog ASA*(a) 11,865
24,000 Oji Holdings Corp. 120,962
770 Semapa-Sociedade de Investimento e Gestao 15,154
1,107 Stella-Jones, Inc. 63,813
13,685 Stora Enso Oyj, Class R 148,356
7,679 Svenska Cellulosa AB SCA, Class B 99,916
600 Tokushu Tokai Paper Co., Ltd. 15,950
8,643 UPM-Kymmene Oyj 235,943
2,007 West Fraser Timber Co., Ltd. 147,194
24,618 Western Forest Products, Inc.* 7,232
1,281,669
Passenger Airlines (0.3%):
3,316 Air Canada* 51,313
1,552 Air France-KLM* 16,949
80,763 Air New Zealand, Ltd. 28,821
1,100 ANA Holdings, Inc. 21,560
61,347 Cathay Pacific Airways, Ltd. 83,731
7,555 Deutsche Lufthansa AG, Registered Shares 63,870
5,559 easyJet plc 40,610
12,414 El Al Israel Airlines* 48,763
1,328 Exchange Income Corp. 61,182
5,300 Japan Airlines Co., Ltd. 107,976
2,549 JET2 plc 64,556
6,981 Qantas Airways, Ltd. 49,341
30,900 Singapore Airlines, Ltd. 169,543
808,215
Personal Care Products (0.6%):
447 Beiersdorf AG 56,142
62,907 Haleon plc 323,598
745 Interparfums SA 29,009
1,114 Jamieson Wellness, Inc.(a) 29,061
Shares Value
Common Stocks, continued
Personal Care Products, continued
2,600 Kao Corp. $ 116,385
500 Kobayashi Pharmaceutical Co., Ltd. 18,713
300 Kose Corp. 11,787
1,087 L'Oreal SA 465,374
1,600 Mandom Corp. 15,611
1,000 Milbon Co., Ltd. 16,793
600 Noevir Holdings Co., Ltd. 18,041
2,645 Ontex Group NV* 21,174
161 Pharmanutra SpA 8,957
5,635 PZ Cussons plc 5,727
2,300 Rohto Pharmaceutical Co., Ltd. 32,663
3,700 Shiseido Co., Ltd. 65,867
12,780 Unilever plc, ADR 781,753
2,016,655
Pharmaceuticals (4.7%):
5,079 ALK-Abello A/S* 150,185
2,082 Almirall SA 26,093
800 ASKA Pharmaceutical Holdings Co., Ltd. 13,593
24,000 Astellas Pharma, Inc. 235,355
5,631 AstraZeneca plc, ADR 393,494
6,024 AstraZeneca plc 839,942
49 Aurora Cannabis, Inc.* 207
1,145 Bausch Health Cos., Inc., ADR* 7,626
3,586 Bausch Health Cos., Inc.* 23,914
31,096 Bayer AG, Registered Shares 934,942
298 Boiron SA 7,863
129 Camurus AB* 8,279
90 Canopy Growth Corp.* 111
5,300 Chugai Pharmaceutical Co., Ltd. 277,079
207 COSMO Pharmaceuticals NV 14,912
1,700 Cronos Group, Inc.* 3,247
3,400 Daiichi Sankyo Co., Ltd. 79,180
2,060 Daito Pharmaceutical Co., Ltd. 14,253
988 Dermapharm Holding SE 40,370
1,900 Eisai Co., Ltd. 54,584
192 Euroapi SA* 653
9,586 Faes Farma SA 51,485
700 Fuji Pharma Co., Ltd. 6,722
500 Fuso Pharmaceutical Industries, Ltd. 7,339
348 Galderma Group AG 50,721
15,331 GSK plc 292,198
14,155 GSK plc, ADR 543,552
10,077 H Lundbeck A/S 57,847
4,354 H Lundbeck A/S, Class A 21,000
3,600 Haw Par Corp., Ltd. 33,946
2,599 Hikma Pharmaceuticals plc 70,923
1,100 Hisamitsu Pharmaceutical Co., Inc. 31,293
2,214 Indivior plc* 32,921
1,561 Ipsen SA 186,085
1,100 Kaken Pharmaceutical Co., Ltd. 29,129
1,500 Kissei Pharmaceutical Co., Ltd. 41,958
5,747 Knight Therapeutics, Inc.* 24,607
2,700 Kyorin Pharmaceutical Co., Ltd. 28,358
3,000 Kyowa Kirin Co., Ltd. 51,439
87 Laboratorios Farmaceuticos Rovi SA 5,610
4,918 Mayne Pharma Group, Ltd.* 16,185
403 Merck KGaA 52,182
1,000 Mochida Pharmaceutical Co., Ltd. 20,573
2,000 Nippon Shinyaku Co., Ltd. 43,604

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
12,240 Novartis AG, ADR $ 1,481,162
11,343 Novartis AG, Registered Shares 1,372,826
28,032 Novo Nordisk A/S, Class B 1,956,310
3,400 Nxera Pharma Co., Ltd.* 21,223
7,300 Ono Pharmaceutical Co., Ltd. 79,137
5,000 Organigram Global, Inc.* 6,757
1,227 Orion Oyj, Class A 91,550
5,068 Orion Oyj, Class B 381,427
2,600 Otsuka Holdings Co., Ltd. 128,740
2,493 Recordati Industria Chimica e Farmaceutica SpA 156,831
5,485 Roche Holding AG 1,793,895
264 Roche Holding AG, Class BR 91,895
13,243 Sandoz Group AG 727,961
5,313 Sanofi SA 514,008
5,200 Santen Pharmaceutical Co., Ltd. 59,650
4,100 Sawai Group Holdings Co., Ltd. 52,201
1,300 Seikagaku Corp. 5,521
3,200 Shionogi & Co., Ltd. 57,747
2,832 SNDL, Inc.* 3,427
17,100 Takeda Pharmaceutical Co., Ltd. 527,909
2,648 Teva Pharmaceutical Industries, Ltd.* 44,625
3,966 Teva Pharmaceutical Industries, Ltd., ADR* 66,470
1,200 Towa Pharmaceutical Co., Ltd. 24,968
1,300 Tsumura & Co. 31,380
1,364 UCB SA 267,938
48,000 United Laboratories International Holdings, Ltd.
(The) 91,972
166 Vetoquinol SA 14,517
151 Virbac SACA 56,879
1,100 ZERIA Pharmaceutical Co., Ltd. 15,926
14,950,411
Professional Services (1.7%):
4,040 Adecco Group AG 120,149
3,918 AFRY AB 65,626
10,056 ALS, Ltd. 113,160
770 Altech Corp. 14,756
203 Amadeus Fire AG 19,315
2,192 Arcadis NV 106,381
2,300 BayCurrent, Inc. 118,502
1,800 Bell System24 Holdings, Inc. 16,009
372 Bertrandt AG 8,913
1,661 Brunel International NV 17,512
9,284 Bureau Veritas SA 320,245
1,774 Capita PLC* 8,122
6,433 Computershare, Ltd. 168,870
700 Creek & River Co., Ltd. 7,310
180 Danel Adir Yeoshua, Ltd. 25,751
1,400 dip Corp. 22,165
1,680 DKSH Holding AG 130,972
900 EJ Holdings, Inc. 9,202
900 en Japan, Inc. 10,397
9,149 Experian plc 471,240
1,200 FULLCAST Holdings Co., Ltd. 14,165
1,500 Funai Soken Holdings, Inc. 25,197
175 Groupe Crit SA 14,804
35,410 Hays plc 34,725
349 Hilan, Ltd. 29,682
10,200 Infomart Corp. 29,603
1,600 Insource Co., Ltd. 10,998
Shares Value
Common Stocks, continued
Professional Services, continued
2,958 Intertek Group plc $ 192,477
5,324 IPH, Ltd. 16,046
300 IR Japan Holdings, Ltd. 1,304
4,000 JAC Recruitment Co., Ltd. 28,137
1,000 LIKE, Inc. 9,461
1,000 Management Solutions Co., Ltd. 12,346
1,344 McMillan Shakespeare, Ltd. 13,759
2,700 MEITEC Group Holdings, Inc. 59,548
824 Multiconsult ASA(a) 17,095
11,700 Nihon M&A Center Holdings, Inc. 59,241
1,900 Open Up Group, Inc. 22,546
9,157 Pagegroup plc 33,532
1,400 Pasona Group, Inc. 21,693
43,400 Persol Holdings Co., Ltd. 84,616
700 Quick Co., Ltd. 11,505
3,085 Randstad NV 142,462
10,600 Recruit Holdings Co., Ltd. 624,185
1,294 RELX NV 69,992
6,345 RELX plc 344,121
7,583 RELX plc, ADR 412,060
2,833 Ricardo plc 17,229
3,902 Robert Walters plc 9,798
10,192 RWS Holdings plc 12,401
3,358 SGS SA, Registered Shares 341,672
2,600 SIGMAXYZ Holdings, Inc. 22,639
1,501 SmartGroup Corp., Ltd. 7,280
4,000 SMS Co., Ltd. 41,202
3,200 S-Pool, Inc. 7,599
4,264 SThree plc 14,311
1,633 Talenom Oyj* 7,566
1,100 Tanseisha Co., Ltd. 10,128
3,300 TechnoPro Holdings, Inc. 96,323
1,643 Teleperformance SE 159,512
2,200 TELUS International CDA, Inc.* 7,998
293 Thomson Reuters Corp., ADR 58,931
589 Thomson Reuters Corp. 118,458
1,000 TKC Corp. 29,253
1,200 Transcosmos, Inc. 29,166
1,100 UT Group Co., Ltd. 18,818
700 Visional, Inc.* 54,004
800 WDB Holdings Co., Ltd. 9,393
600 Weathernews, Inc. 16,134
2,443 Wolters Kluwer NV 408,475
5,608,187
Real Estate Management & Development (2.1%):
697 Aedas Homes SA(a) 20,129
1,700 Aeon Mall Co., Ltd. 32,914
206 AFI Properties, Ltd.* 11,825
65 Africa Israel Residences, Ltd. 5,816
1,001 Airport City, Ltd.* 18,381
2,300 Airport Facilities Co., Ltd. 12,739
758 Allreal Holding AG, Registered Shares 178,130
2,672 Alony Hetz Properties & Investments, Ltd. 27,723
492 Alrov Properties and Lodgings, Ltd. 32,951
100 Altus Group, Ltd. 3,870
2,393 Amot Investments, Ltd.* 16,212
3,174 Annehem Fastigheter AB, Class B* 5,472
300 Aoyama Zaisan Networks Co., Ltd. 3,756
25 Argo Properties NV* 910

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
25,771 Aroundtown SA* $ 94,454
46,000 Asia Standard International Group, Ltd.* 1,842
6,405 Atrium Ljungberg AB, B Shares 22,917
233 Azrieli Group, Ltd. 21,488
210 Big Shopping Centers, Ltd.* 40,232
116 Blue Square Real Estate, Ltd. 13,402
1,139 BRANICKS Group AG*^ 2,716
3,700 Bukit Sembawang Estates, Ltd. 11,709
376 CA Immobilien Anlagen AG 10,737
31,443 Capitaland India Trust 25,994
40,500 CapitaLand Investment, Ltd. 84,460
3,868 Castellum AB 51,107
781 Catena AB 39,894
2,946 Cedar Woods Properties, Ltd. 13,757
218 Cham Swiss Properties AG 6,213
18,000 Chinese Estates Holdings, Ltd. 3,079
52,000 Chuang's Consortium International, Ltd.* 2,352
851 Cibus Nordic Real Estate AB (publ) 16,842
17,200 City Developments, Ltd. 70,275
1,684 Citycon Oyj* 7,549
28,175 CK Asset Holdings, Ltd. 124,376
840 Colliers International Group, Inc. 109,917
127 Colliers International Group, Inc., ADR 16,579
725 CPI Europe AG* 16,020
476,000 CSI Properties, Ltd.* 10,604
2,590 CTP NV(a) 54,504
1,100 Daito Trust Construction Co., Ltd. 119,913
9,700 Daiwa House Industry Co., Ltd. 334,212
1,800 Dear Life Co., Ltd. 15,136
478 Deutsche EuroShop AG 11,509
1,307 Deutsche Wohnen SE 37,096
2,651 Dios Fastigheter AB 19,421
1,450 DREAM Unlimited Corp. 21,980
3,016 Eastnine AB 15,889
34,000 Emperor International Holdings, Ltd.* 910
1,172 Entra ASA*(a) 15,536
55,400 ESR Group, Ltd.*(a) 91,749
4,939 Fabege AB 44,498
91,904 Far East Consortium International, Ltd.* 9,849
8,332 Fastighets AB Balder, B Shares* 62,309
168 Fastighetsbolaget Emilshus AB, Class B* 925
862 FastPartner AB, Class A 5,280
436 FirstService Corp., Class WI, ADR 76,134
300 FirstService Corp., Class WI 52,357
11,092 Foxtons Group plc 10,319
16,000 Frasers Property, Ltd. 11,146
— Gav-Yam Lands Corp., Ltd. 3
1,100 Goldcrest Co., Ltd. 25,169
26,076 Grainger plc 78,747
1,873 Grand City Properties SA* 24,461
10,516 Great Eagle Holdings, Ltd. 18,401
17,100 GuocoLand, Ltd. 20,192
28,000 Hang Lung Group, Ltd. 48,809
78,318 Hang Lung Properties, Ltd. 74,743
7,709 Harworth Group plc 19,043
23,706 Henderson Land Development Co., Ltd. 83,038
86 Hiag Immobilien Holding AG 11,996
37,840 HKR International, Ltd.* 4,391
9,400 Ho Bee Land, Ltd. 15,009
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
18,500 Hong Fok Corp., Ltd. $ 10,691
18,600 Hongkong Land Holdings, Ltd. 107,399
2,049 Hufvudstaden AB, Class A 26,785
8,300 Hulic Co., Ltd. 83,577
11,000 Hysan Development Co., Ltd. 19,783
151 IES Holdings, Ltd.* 11,182
242 Immobel SA* 5,357
700 Information Services Corp. 16,456
2,409 Instone Real Estate Group SE(a) 27,380
11,338 International Workplace Group plc 32,502
145 Intershop Holding AG 25,988
164 Investis Holding SA 26,276
1,643 Israel Canada T.R, Ltd. 7,402
59 Isras Investment Co., Ltd. 16,800
348 Jeudan A/S 11,870
800 JINUSHI Co., Ltd. 12,127
2,471 John Mattson Fastighetsforetagen AB* 17,008
25,000 K. Wah International Holdings, Ltd. 6,220
1,700 Katitas Co., Ltd. 29,468
1,200 Keihanshin Building Co., Ltd. 12,522
16,225 Kerry Properties, Ltd. 41,920
2,347 K-fast Holding AB* 3,545
3,270 Kojamo Oyj* 42,649
28,863 Kowloon Development Co., Ltd. 10,922
17,100 Lai Sun Development Co., Ltd.* 1,108
1,705 Land Development Nimrodi Group, Ltd. 18,399
44,500 Langham Hospitality Investments and Langham
Hospitality Investments, Ltd. 3,061
2,182 LEG Immobilien SE 193,564
27,779 Lendlease Corp., Ltd. 98,404
8,900 Leopalace21 Corp. 38,439
3,878 Lifestyle Communities, Ltd.* 17,871
8,000 Liu Chong Hing Investment, Ltd. 4,294
4,644 LSL Property Services plc 20,206
100 Mainstreet Equity Corp. 13,680
543 Mega Or Holdings, Ltd. 25,424
226 Melisron, Ltd. 25,801
59,000 Mingfa Group International Co., Ltd.* 827
4,200 Mirarth Holdings, Inc. 10,954
3,900 Mitsubishi Estate Co., Ltd. 72,977
11,900 Mitsui Fudosan Co., Ltd. 114,971
9,306 Mivne Real Estate KD, Ltd. 34,889
342 Mobimo Holding AG, Registered Shares 139,980
100 Morguard Corp. 8,319
51,087 New World Development Co., Ltd.*^ 37,190
1,539 Nexity SA* 17,367
1,700 Nisshin Group Holdings Co., Ltd. 6,075
12,500 Nomura Real Estate Holdings, Inc. 73,090
844 NP3 Fastigheter AB 24,108
3,693 Nyfosa AB 36,830
603 Olav Thon Eiendomsselskap ASA 17,576
17,900 OUE, Ltd. 14,644
54,608 Oxley Holdings, Ltd.* 3,910
4,137 Pandox AB 72,947
1,455 PATRIZIA SE 14,077
11,336 Peet, Ltd. 12,686
4,226 PEXA Group, Ltd.* 37,820
1,195 Platzer Fastigheter Holding AB, Class B 10,092
32 Plazza AG, Registered Shares 16,018

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
222 Prashkovsky Investments and Construction, Ltd. $ 7,810
1,367 PSP Swiss Property AG, Registered Shares 252,558
4,700 Relo Group, Inc. 55,758
1,892 Sagax AB, Class B 43,269
22,824 Samhallsbyggnadsbolaget i Norden AB*^ 13,693
3,634 Savills plc 49,554
1,875 Selvaag Bolig ASA 6,546
3,363 Servcorp, Ltd. 12,701
70,000 Shun Tak Holdings, Ltd.* 5,538
65,933 Sino Land Co., Ltd. 70,175
5,000 Soundwill Holdings, Ltd.* 3,729
200 SRE Holdings Corp. 4,714
1,800 Starts Corp., Inc. 56,788
716 Stendorren Fastigheter AB* 14,859
5,367 StorageVault Canada, Inc. 16,122
2,700 Sumitomo Realty & Development Co., Ltd. 104,108
1,493 Summit Real Estate Holdings, Ltd. 27,197
1,800 Sun Frontier Fudousan Co., Ltd. 25,860
9,921 Sun Hung Kai Properties, Ltd. 113,922
6,646 Swire Pacific, Ltd., Class A 57,005
17,500 Swire Pacific, Ltd., Class B 24,817
10,000 Swire Properties, Ltd. 25,003
2,489 Swiss Prime Site AG, Registered Shares 374,104
4,836 TAG Immobilien AG 85,936
21,000 TAI Cheung Holdings, Ltd. 8,677
2,900 TOC Co., Ltd. 13,398
7,700 Tokyo Tatemono Co., Ltd. 136,866
15,100 Tokyu Fudosan Holdings Corp. 108,193
900 Tosei Corp. 16,099
213 UBM Development AG* 5,285
15,400 UOL Group, Ltd. 74,902
409 VGP NV 41,159
7,471 Vonovia SE 263,126
5,039 Wallenstam AB, B Shares 25,722
7 Warteck Invest AG, Registered Shares 17,827
6,203 Watkin Jones plc* 2,391
22,829 Wharf Real Estate Investment Co., Ltd. 64,651
6,540 Wihlborgs Fastigheter AB 71,172
20,700 Wing Tai Holdings, Ltd. 21,019
16,000 Wing Tai Properties, Ltd. 3,099
148 YH Dimri Construction & Development, Ltd. 16,173
17 Zug Estates Holding AG, Class B 46,566
6,855,535
Retail REITs (0.0%
†
):
13,324 Investore Property, Ltd. 9,485
Semiconductors & Semiconductor Equipment (2.2%):
6,100 Advantest Corp. 451,909
8,383 AEM Holdings, Ltd.* 9,899
1,944 ams-OSRAM AG* 26,239
565 ASM International NV 361,705
1,186 ASML Holding NV 949,447
2,116 ASML Holding NV, NYS 1,695,741
4,719 ASMPT, Ltd. 34,616
693 BE Semiconductor Industries NV 103,727
156 Camtek, Ltd.* 13,505
700 Disco Corp. 207,144
189 Elmos Semiconductor SE 19,986
1,700 Ferrotec Corp. 35,769
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
900 Furuya Metal Co., Ltd. $ 15,784
18,384 Infineon Technologies AG 782,153
24,323 IQE plc* 3,439
2,200 Japan Material Co., Ltd. 22,506
2,100 Kokusai Electric Corp. 50,194
1,100 Lasertec Corp. 148,228
447 Melexis NV 38,105
1,200 Micronics Japan Co., Ltd. 44,770
4,000 Mitsui High-Tec, Inc. 19,662
99 Nova, Ltd.* 28,098
1,100 Optorun Co., Ltd. 12,421
1,030 PVA TePla AG* 24,353
10,700 Renesas Electronics Corp. 131,690
9,700 Rohm Co., Ltd. 123,713
3,000 Rorze Corp. 42,753
500 RS Technologies Co., Ltd. 10,966
700 Sanken Electric Co., Ltd.* 39,055
1,400 SCREEN Holdings Co., Ltd. 113,698
600 Shibaura Mechatronics Corp. 45,401
300 Shindengen Electric Manufacturing Co., Ltd. 4,582
543 Siltronic AG 26,045
371 SMA Solar Technology AG* 9,281
4,700 Socionext, Inc. 89,973
403 SOITEC* 22,202
8,282 STMicroelectronics NV 251,986
1,454 STMicroelectronics NV, ADR 44,216
13,400 SUMCO Corp. 104,960
409 SUSS MicroTec SE 22,442
600 Tera Probe, Inc. 13,517
3,400 Tokyo Electron, Ltd. 649,194
700 Tokyo Seimitsu Co., Ltd. 46,424
1,200 Torex Semiconductor, Ltd. 11,248
1,500 Towa Corp. 20,980
759 Tower Semiconductor, Ltd.* 32,903
321 u-blox Holding AG* 40,359
1,100 Ulvac, Inc. 40,322
1,978 X-Fab Silicon Foundries SE*(a) 15,706
700 Yamaichi Electronics Co., Ltd. 12,991
7,066,007
Software (1.1%):
1,484 accesso Technology Group plc* 10,682
7,046 Alfa Financial Software Holdings PLC(a) 21,713
600 Alpha Systems, Inc. 15,020
339 Atoss Software SE 56,297
4,500 Bitfarms, Ltd.* 3,735
4,889 BlackBerry, Ltd.* 22,477
19,135 Bravura Solutions, Ltd. 27,954
3,916 Bytes Technology Group plc 27,549
1,500 Celsys, Inc. 15,717
16,478 Cint Group AB* 13,669
500 Computer Engineering & Consulting, Ltd. 7,593
1,926 Computer Modelling Group, Ltd. 10,199
101 Constellation Software, Inc. 370,383
1,647 Crayon Group Holding ASA*(a) 23,583
1,200 Cybozu, Inc. 31,056
1,168 Dassault Systemes SE 42,332
300 Descartes Systems Group, Inc. (The)* 30,478
564 Descartes Systems Group, Inc. (The), ADR* 57,328
300 Digital Arts, Inc. 15,774

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Software, continued
8,979 dotdigital group plc $ 9,293
989 Dye & Durham, Ltd. 6,973
1,000 Enghouse Systems, Ltd. 17,164
567 Fabasoft AG 10,457
52 FD Technologies plc* 1,742
1,600 Fixstars Corp. 22,728
1,966 F-Secure Oyj* 4,436
10,529 GB Group plc 34,185
1,235 Gentrack Group, Ltd.* 9,302
5,283 Hansen Technologies, Ltd. 17,313
700 I'll, Inc. 13,473
16,011 Infomedia, Ltd. 12,468
3,230 IRESS, Ltd. 17,004
550 IVU Traffic Technologies AG 12,442
1,500 Justsystems Corp. 38,486
200 Kinaxis, Inc.* 29,747
2,711 Lightspeed Commerce, Inc.* 31,817
314 Lime Technologies AB 13,796
36 Linedata Services 3,267
7,197 LINK Mobility Group Holding ASA* 20,689
1,195 Magic Software Enterprises, Ltd. 22,857
500 Miroku Jyoho Service Co., Ltd. 6,210
1,400 m-up Holdings, Inc. 20,152
1,641 Nemetschek SE 237,812
145 Nice, Ltd.* 24,595
8,125 Nuix, Ltd.* 11,710
1,335 Objective Corp., Ltd. 16,838
4,527 Open Text Corp. 132,292
896 Open Text Corp., ADR 26,163
600 Oracle Corp. 71,602
3,833 Pinewood Technologies Group plc* 23,467
1,000 Plus Alpha Consulting Co., Ltd. 15,588
920 QT Group Oyj* 62,334
3,000 Rakus Co., Ltd. 48,310
7,353 RPMGlobal Holdings, Ltd.* 14,086
8,992 Sage Group plc (The) 154,512
79 SAP SE, ADR 24,024
2,163 SAP SE 657,874
22,650 Sinch AB*(a) 65,846
500 SRA Holdings 15,814
8,800 Systena Corp. 24,930
3,342 TeamViewer SE*(a) 37,619
6,022 Technology One, Ltd. 162,524
1,437 Temenos AG, Registered Shares 103,004
2,000 Trend Micro, Inc. 138,171
9,354 Truecaller AB, Class B 66,421
12,001 Vista Group International, Ltd.* 25,593
778 Vitec Software Group AB, B Shares 39,317
400 WingArc1st, Inc. 11,458
1,441 WiseTech Global, Ltd. 103,398
1,966 WithSecure Oyj* 2,336
1,364 Xero, Ltd.* 161,395
3,658,573
Specialty Retail (1.5%):
1,200 ABC-Mart, Inc. 24,669
16,866 Accent Group, Ltd. 15,470
12,752 Adairs, Ltd. 17,548
1,300 Adastria Co., Ltd. 26,910
900 Alpen Co., Ltd. 14,824
Shares Value
Common Stocks, continued
Specialty Retail, continued
2,600 AOKI Holdings, Inc. $ 30,053
2,800 Aoyama Trading Co., Ltd. 42,470
3,270 ARCLANDS Corp. 40,123
3,987 Aritzia, Inc.* 206,583
1,006 ASOS plc* 4,184
1,143 Auto1 Group SE*(a) 36,883
2,500 Autobacs Seven Co., Ltd. 24,880
613 AutoCanada, Inc.* 9,868
9,615 Autosports Group, Ltd. 15,501
3,578 Avolta AG 194,803
8,196 BHG Group AB* 20,139
2,300 Bic Camera, Inc. 26,417
2,768 Bilia AB, A Shares 37,405
34,054 boohoo Group plc*^ 9,561
3,245 Byggmax Group AB 17,475
2,609 Carasso Motors, Ltd. 25,693
16,294 Card Factory plc 20,284
3,919 CECONOMY AG* 16,710
14,275 Cettire, Ltd.* 3,183
800 Chiyoda Co., Ltd. 6,638
1,435 Clas Ohlson AB, B Shares 49,078
51,069 Currys plc* 85,306
4,700 DCM Holdings Co., Ltd. 43,441
928 Delek Automotive Systems, Ltd. 7,829
7,507 DFS Furniture plc* 17,267
291 Dor Alon Energy in Israel 1988, Ltd.* 11,554
4,223 Dunelm Group plc 68,687
4,928 Eagers Automotive, Ltd. 56,588
3,700 EDION Corp. 54,157
115,950 Esprit Holdings, Ltd.* 1,448
1,500 Fast Retailing Co., Ltd. 514,064
1,026 Fielmann Group AG 68,513
917 Fnac Darty SA 36,351
358 Fox Wizel, Ltd. 35,868
4,126 Frasers Group plc* 38,586
1,200 Geo Holdings Corp. 12,841
100,000 Giordano International, Ltd. 18,371
4,635 H & M Hennes & Mauritz AB, Class B 65,240
10,860 Halfords Group plc 23,097
5 Hallenstein Glasson Holdings, Ltd. 25
1,000 Honeys Holdings Co., Ltd. 10,917
485 Hornbach Holding AG & Co. KGaA 60,570
13,500 Hour Glass, Ltd. (The) 20,387
2,800 IDOM, Inc. 20,546
7,149 Industria de Diseno Textil SA 372,483
3,000 Istyle, Inc. 10,998
1,000 Jade Group, Inc.* 9,685
2,014 JB Hi-Fi, Ltd. 146,252
69,594 JD Sports Fashion plc 84,690
700 JINS Holdings, Inc. 41,452
1,500 Joshin Denki Co., Ltd. 24,679
1,900 Joyful Honda Co., Ltd. 27,524
2,166 Kamux Corp.* 5,041
1,913 Kid ASA(a) 29,539
61,169 Kingfisher plc 244,371
26,469 KMD Brands, Ltd.* 4,436
900 Kohnan Shoji Co., Ltd. 24,374
1,600 Komeri Co., Ltd. 32,679
3,300 K's Holdings Corp. 33,530

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Specialty Retail, continued
1,766 Leon's Furniture, Ltd. $ 36,355
1,809 Lovisa Holdings, Ltd. 37,715
9,000 Luk Fook Holdings International, Ltd. 23,019
531 Maisons du Monde SA*(a) 1,414
1,279 Matas A/S 26,937
1,681 MEKO AB 19,136
1,563 Mobilezone Holding AG, Registered Shares 22,596
7,872 Moonpig Group PLC 24,301
1,800 Nextage Co., Ltd. 21,821
4,152 Nick Scali, Ltd. 49,775
400 Nishimatsuya Chain Co., Ltd. 5,809
600 Nitori Holdings Co., Ltd. 58,032
3,600 Nojima Corp. 78,749
28,290 Oriental Watch Holdings 12,288
1,100 PAL GROUP Holdings Co., Ltd. 27,515
651 Pet Valu Holdings, Ltd. 15,792
10,167 Pets at Home Group plc 36,597
4,539 Premier Investments, Ltd.* 60,462
1,217 Retailors, Ltd. 23,561
2,700 Sanrio Co., Ltd. 130,616
200 Scroll Corp. 1,474
700 Shimamura Co., Ltd. 49,162
7,699 Super Retail Group, Ltd. 72,144
5,990 Synsam AB 33,905
1,400 Syuppin Co., Ltd. 10,985
1,018 Temple & Webster Group, Ltd.* 14,232
1,600 United Arrows, Ltd. 23,776
6,400 USS Co., Ltd. 70,598
13,891 Vertu Motors plc 12,104
5,000 VT Holdings Co., Ltd. 16,388
6,954 Watches of Switzerland Group plc*(a) 39,143
3,259 WH Smith plc 48,765
9,835 Wickes Group plc 30,306
100 Workman Co., Ltd. 4,379
800 World Co., Ltd. 14,266
700 Xebio Holdings Co., Ltd. 5,337
167 XXL ASA*(a) 164
14,900 Yamada Holdings Co., Ltd. 46,852
2,000 Yellow Hat, Ltd. 21,337
4,980 Zalando SE*(a) 163,941
3,600 ZOZO, Inc. 38,867
4,731,353
Technology Hardware, Storage & Peripherals (0.3%):
5,700 Brother Industries, Ltd. 98,142
3,900 Canon, Inc. 112,972
3,519 Dynavox Group AB* 41,627
1,400 Eizo Corp. 20,934
1,800 Elecom Co., Ltd. 22,570
5,600 FUJIFILM Holdings Corp. 121,699
16,600 Konica Minolta, Inc. 53,723
366 Logitech International SA, Class R, ADR 32,988
739 Logitech International SA, Class R 66,808
4,000 MCJ Co., Ltd. 36,121
12,000 PC Partner Group, Ltd. 10,460
1,935 Quadient SA 36,275
10,000 Ricoh Co., Ltd. 94,422
5,100 Seiko Epson Corp. 67,735
1,500 Toshiba TEC Corp. 30,461
4,400 Wacom Co., Ltd. 20,864
Shares Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
93 Xero, Ltd.* $ 11,199
879,000
Textiles, Apparel & Luxury Goods (1.7%):
2,110 adidas AG 491,777
10,200 Asics Corp. 260,593
448 Bijou Brigitte AG 20,743
1,565 Brunello Cucinelli SpA 190,194
4,414 Burberry Group plc* 71,800
25 Calida Holding AG, Registered Shares 483
408 Canada Goose Holdings, Inc., ADR* 4,566
18,000 Chow Sang Sang Holdings International, Ltd. 19,566
3,532 Cie Financiere Richemont SA, Registered Shares 668,271
69,273 Coats Group plc 75,595
26,500 Crystal International Group, Ltd.(a) 15,677
485 Delta Galil, Ltd. 25,790
14,425 Dr Martens PLC 14,867
400 Fujibo Holdings, Inc. 16,392
2,931 Gildan Activewear, Inc. 144,440
1,142 Gildan Activewear, Inc., ADR 56,232
300 Goldwin, Inc. 16,866
1,800 Gunze, Ltd. 44,622
246 Hermes International SCA 667,316
989 HUGO BOSS AG 45,745
1,500 Japan Wool Textile Co., Ltd. (The) 15,133
607 Kering SA 132,396
700 Kurabo Industries, Ltd. 36,174
2,682 LVMH Moet Hennessy Louis Vuitton SE 1,406,400
1,211 Marimekko Oyj 17,673
2,903 Moncler SpA 165,728
3,357 New Wave Group AB, Class B 44,158
5,000 Onward Holdings Co., Ltd. 20,586
7,149 OVS SpA(a) 31,179
44,000 Pacific Textiles Holdings, Ltd. 7,190
1,875 Pandora A/S 329,151
4,100 PRADA SpA 25,373
2,918 Puma SE 79,662
7,277 Safilo Group SpA* 7,742
1,885 Salvatore Ferragamo SpA* 11,126
40,200 Samsonite Group SA(a) 74,435
2,100 Sankyo Seiko Co., Ltd. 9,031
500 Sanyo Shokai, Ltd. 9,048
700 Seiko Group Corp. 21,202
17,500 Stella International Holdings, Ltd. 32,241
773 Swatch Group AG (The) 26,063
630 Swatch Group AG (The), Class BR 102,865
11,500 Texhong International Group, Ltd. 5,679
60,000 Texwinca Holdings, Ltd. 5,949
3,200 TSI Holdings Co, Ltd. 25,225
377 Van de Velde NV 14,841
96,000 Viva Goods Company, Ltd. 4,943
1,100 Wacoal Holdings Corp. 37,956
33,514 Yue Yuen Industrial Holdings, Ltd. 51,352
5,602,036
Tobacco (0.4%):
13,548 British American Tobacco plc 641,007
15,078 Imperial Brands plc 595,137
2,900 Japan Tobacco, Inc. 85,392

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Tobacco, continued
2,779 Scandinavian Tobacco Group A/S(a) $ 36,858
1,358,394
Trading Companies & Distributors (1.7%):
15,349 Acrow, Ltd. 9,999
3,441 AddTech AB, B Shares 117,263
900 ADENTRA, Inc. 19,070
1,000 Alconix Corp. 12,852
1,271 Alligo AB, Class B 14,802
7,003 Ashtead Group plc 448,835
2,358 Ashtead Technology Holdings plc 14,340
1,980 Azelis Group NV 31,534
653 BayWa AG* 6,945
2,058 Beijer Ref AB 32,529
731 Bergman & Beving AB 22,584
236 Bossard Holding AG, Registered Shares 52,087
3,674 Brenntag SE 243,303
4,775 Bufab AB 44,373
4,986 Bunzl plc 158,776
500 Chori Co., Ltd. 13,980
70,000 CSC Holdings, Ltd.* 286
1,200 Daiichi Jitsugyo Co., Ltd. 20,359
1,340 Diploma plc 89,912
4,000 Doman Building Materials Group, Ltd. 25,617
5,900 Finning International, Inc. 252,275
5,497 Grafton Group plc 77,116
1,700 Hanwa Co., Ltd. 63,985
17,744 Howden Joinery Group plc 208,692
1,998 IMCD NV 268,857
1,800 Inaba Denki Sangyo Co., Ltd. 49,374
1,900 Inabata & Co., Ltd. 42,323
3,700 ITOCHU Corp. 194,473
616 Jacquet Metals SACA 16,054
5,000 Japan Pulp & Paper Co., Ltd. 21,482
700 Kamei Corp. 12,009
900 Kanaden Corp. 12,593
1,700 Kanamoto Co., Ltd. 38,203
4,400 Kanematsu Corp. 83,531
900 Kyokuto Boeki Kaisha, Ltd. 9,514
6,700 Marubeni Corp. 134,840
800 MARUKA FURUSATO Corp. 12,892
1,500 Mitani Corp. 22,333
16,600 Mitsubishi Corp. 331,532
11,500 Mitsui & Co., Ltd. 234,330
1,271 Momentum Group AB 21,659
3,800 MonotaRO Co., Ltd. 75,015
4,100 Nagase & Co., Ltd. 78,867
600 Nichiden Corp. 11,455
1,200 Nishio Holdings Co., Ltd. 33,538
3,414 OEM International AB, Class B 50,362
700 Onoken Co., Ltd. 6,805
3,537 Reece, Ltd. 33,402
10,099 Rexel SA 311,611
2,192 Richelieu Hardware, Ltd. 58,905
10,311 RS GROUP plc 81,317
2,804 Russel Metals, Inc. 90,302
2,300 Sanyo Trading Co., Ltd. 23,107
900 Sato Shoji Corp. 9,456
207 Scope Metals Group, Ltd.* 9,731
600 Senshu Electric Co., Ltd. 17,515
Shares Value
Common Stocks, continued
Trading Companies & Distributors, continued
2,444 SGH, Ltd. $ 86,966
22,549 SIG plc* 4,812
3,400 Sojitz Corp. 83,373
409 Solar A/S, B Shares 19,986
17,864 Speedy Hire plc 7,149
5,800 Sumitomo Corp. 149,480
130,000 Theme International Holdings, Ltd.* 11,283
269 Thermador Groupe 23,364
1,800 Tomoe Engineering Co., Ltd. 17,807
2,593 Toromont Industries, Ltd. 233,077
700 Totech Corp. 13,734
10,600 Toyota Tsusho Corp. 239,445
6,879 Travis Perkins plc 57,333
2,400 Trusco Nakayama Corp. 34,320
800 Tsubakimoto Kogyo Co., Ltd. 13,385
800 Wajax Corp. 13,402
1,800 Wakita & Co., Ltd. 21,043
2,700 Yamazen Corp. 23,429
800 Yuasa Trading Co., Ltd. 24,959
5,457,248
Transportation Infrastructure (0.6%):
9,240 Aena SME SA(a) 246,619
954 Aeroports de Paris SA 119,723
20,495 Atlas Arteria, Ltd. 68,646
6,944 Auckland International Airport, Ltd. 32,828
4,596 Enav SpA(a) 21,249
952 Flughafen Zurich AG, Registered Shares 271,748
1,929 Fraport AG Frankfurt Airport Services Worldwide* 145,292
8,050 Getlink SE 155,557
182,200 Hutchison Port Holdings Trust, Class U 31,693
1,940 James Fisher & Sons plc* 9,322
2,200 Japan Airport Terminal Co., Ltd. 70,141
2,800 Kamigumi Co., Ltd. 77,767
7,500 Mitsubishi Logistics Corp. 61,579
400 Nissin Corp. 22,379
5,399 Port of Tauranga, Ltd. 22,536
34,191 Qube Holdings, Ltd. 96,300
22,376 SATS, Ltd. 53,569
6,900 SIA Engineering Co., Ltd. 17,092
2,700 Sumitomo Warehouse Co., Ltd. (The) 55,532
15,436 Transurban Group 142,097
1,941 Westshore Terminals Investment Corp. 37,620
1,759,289
Water Utilities (0.1%):
11,551 Pennon Group plc 79,517
3,229 Severn Trent plc 121,425
45,000 SIIC Environment Holdings, Ltd. 5,521
8,227 United Utilities Group plc 129,156
335,619
Wireless Telecommunication Services (1.0%):
695 1&1 AG 15,253
39,507 Airtel Africa plc(a) 97,827
3,670 Cellcom Israel, Ltd.* 29,833
5,950 Freenet AG 194,194
88,000 Hutchison Telecommunications Hong Kong Holdings,
Ltd. 11,441
32,100 KDDI Corp. 551,546

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2025 .
Shares Value
Common Stocks, continued
Wireless Telecommunication Services, continued
1,000 Okinawa Cellular Telephone Co. $ 35,507
1,324 Orange Belgium SA* 26,277
5,897 Partner Communications Co., Ltd. 44,795
704 Rogers Communications, Inc., Class B, ADR 20,881
6,803 Rogers Communications, Inc., Class B 201,802
35,000 SmarTone Telecommunications Holdings, Ltd. 19,677
218,600 SoftBank Corp. 337,852
13,700 SoftBank Group Corp. 993,423
21,800 StarHub, Ltd. 19,889
10,825 Tele2 AB, B Shares 158,292
341,508 Vodafone Group plc 364,635
3,123,124
Total Common Stocks (Cost $250,626,701) 317,449,817
Preferred Stocks (0.4%):
Automobiles (0.2%):
626 Bayerische Motoren Werke AG, 6.14% 51,866
880 Dr. Ing hc F Porsche AG, 1.95%(a) 43,475
2,792 Porsche Automobil Holding SE, 5.67% 110,696
4,754 Volkswagen AG, 7.09% 501,936
707,973
Chemicals (0.1%):
2,875 FUCHS SE, 2.50% 158,418
Construction Materials (0.0%
†
):
123 STO SE & Co KGaA, 0.26% 17,350
Ground Transportation (0.0%
†
):
910 Sixt SE, 4.56% 63,899
Health Care Equipment & Supplies (0.0%
†
):
509 Draegerwerk AG & Co. KGaA, 3.02% 40,305
Shares Value
Preferred Stocks, continued
Household Durables (0.0%
†
):
299 Einhell Germany AG, Class P, 1.29% $ 26,447
Household Products (0.1%):
2,342 Henkel AG & Co. KGaA, 3.06% 183,873
Life Sciences Tools & Services (0.0%
†
):
70 Sartorius AG, 0.34% 17,813
Machinery (0.0%
†
):
2,224 Jungheinrich AG, 2.00% 104,637
Total Preferred Stocks (Cost $1,527,486) 1,320,715
Contracts
Warrants (0.0%
†
):
Real Estate Management & Development (0.0%
†
):
17,000 CSI Properties, Ltd., 4/7/27* 43
Software (0.0%
†
):
20 1 Constellation Software, Inc., 3/31/40*(b) —
Total Warrants (Cost $—) 43
Shares
Unaffiliated Investment Companies (1.0%):
Money Market Funds (1.0%):
2,750,011 BlackRock Liquidity FedFund, Institutional Class,
4.55%(c)(d) 2,750,011
406,934 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 4.11%(d) 406,934
Total Unaffiliated Investment Companies (Cost $3,156,945) 3,156,945
Total Investment Securities
(Cost $255,311,132 ) — 100.2% 321,927,520
Net other assets (liabilities) — (0.2)% (545,059)
Net Assets — 100.0% $ 321,382,461
ADR—American Depository Receipt
NYS—New York Shares
* Non-income producing security.
^ This security or a partial position of this security was on loan as of June 30, 2025. The total value of securities on loan as of June 30, 2025 was $2,617,533.
† Represents less than 0.05%.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Security was valued using significant unobservable inputs as of June 30, 2025.
(c) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2025.
(d) The rate represents the effective yield at June 30, 2025.
Amounts shown as “—“ are either $0 or round to less than $1.

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of June 30, 2025 :
Country Percentage
Australia 6.1%
Austria 0.7%
Belgium 1.1%
Bermuda 0.1%
Cambodia —%
†
Canada 11.1%
Chile —%
†
China —%
†
Curacao —%
†
Denmark 2.5%
Faroe Islands —%
†
Finland 1.8%
France 7.4%
Georgia 0.1%
Germany 7.7%
Greece —%
†
Hong Kong 1.7%
Ireland 0.8%
Isle of Man —%
†
Israel 1.1%
Italy 3.3%
Japan 21.9%
Liechtenstein —%
†
Luxembourg 0.3%
Macau —%
†
Malaysia —%
†
Mauritius —%
†
Mexico —%
†
Mongolia —%
†
Netherlands 3.5%
New Zealand 0.4%
Norway 0.7%
Peru —%
†
Poland 0.1%
Portugal 0.3%
Russia —%
†
Singapore 1.1%
South Africa 0.1%
Spain 2.6%
Sweden 2.7%
Switzerland 7.9%
Taiwan, Province Of China —%
†
United Arab Emirates —%
†
United Kingdom 11.4%
United States 1.5%
100.0%
† Represents less than 0.05%.

AZL DFA International Core Equity Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2025
(Unaudited)
Assets:
Investment securities, at cost $ 255,311,132
aaa
aaa
Investment securities, at value(a) $ 321,927,520
Cash 701
Interest and dividends receivable 434,705
Foreign currency, at value (cost $1,390,862) 1,402,228
Receivable for investments sold 812,770
Prepaid expenses 801
Reclaims receivable 1,047,100
Total Assets 325,625,825
Liabilities:
Payable for investments purchased 1,191,051
Payable for collateral received on loaned securities 2,750,011
Management fees payable 168,814
Administration fees payable 25,561
Distribution fees payable 64,928
Custodian fees payable 26,668
Administrative and compliance services fees payable 155
Transfer agent fees payable 1,184
Trustee fees payable 1,017
Other accrued liabilities 13,975
Total Liabilities 4,243,364
Commitments and contingent liabilities^
Net Assets
$ 321,382,461
Net Assets Consist of:
Paid in capital $ 229,799,603
Total distributable earnings 91,582,858
Net Assets
$ 321,382,461
Shares of beneficial interest (unlimited number of shares authorized, no par value) 26,690,821
Net Asset Value (offering and redemption price per share) $ 12.04
(a) Includes securities on loan of $2,617,533.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends $ 7,481,533
Interest 2,340
Income from securities lending 19,279
Foreign withholding tax (796,683)
Total Investment Income 6,706,469
Expenses:
Management fees 1,493,086
Administration fees 87,832
Distribution fees 392,917
Custodian fees 54,355
Administrative and compliance services fees 3,435
Transfer agent fees 3,622
Trustee fees 7,446
Professional fees 8,923
Shareholder reports 756
Other expenses 4,081
Total expenses before reductions 2,056,453
Less Management fees contractually waived (471,501)
Net expenses 1,584,952
Net Investment Income/(Loss)
5,121,517
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 8,984,830
Change in net unrealized appreciation/depreciation on securities and foreign currencies 46,380,561
Net realized and Change in net unrealized gains/losses on
investments
55,365,391
Change in Net Assets Resulting From Operations
$ 60,486,908

AZL DFA International Core Equity Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Six Months Ended
June 30, 2025
For the
Year Ended
December 31, 2024
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 5,121,517 $ 6,508,925
Net realized gains/(losses) on investments 8,984,830 9,069,283
Change in unrealized appreciation/depreciation on investments 46,380,561 (7,015,888)
Change in net assets resulting from operations 60,486,908 8,562,320
Distributions to Shareholders:
Distributions — (20,870,490)
Change in net assets resulting from distributions to shareholders — (20,870,490)
Capital Transactions:
Proceeds from shares issued — 90,600,000
Proceeds from dividends reinvested — 20,870,490
Value of shares redeemed (57,250,220) (41,188,585)
Change in net assets resulting from capital transactions (57,250,220) 70,281,905
Change in net assets 3,236,688 57,973,735
Net Assets:
Beginning of period 318,145,773 260,172,038
End of period $ 321,382,461 $ 318,145,773
Share Transactions:
Shares issued — 8,550,950
Dividends reinvested — 1,952,338
Shares redeemed (5,309,552) (3,837,616)
Change in shares (5,309,552) 6,665,672
Amounts shown as “—” are either $0 or round to less than $1.

AZL DFA International Core Equity Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
(Unaudited)
Net Asset Value, Beginning of Period
$9.94 $10.27 $9.37 $12.32 $11.06 $10.58
Investment Activities:
Net Investment Income/(Loss)(a) 0 .17  0 .22  0 .23  0 .24  0 .19  0 .12
Net Realized and Unrealized Gains/(Losses)
on Investments 1 .93  0 .14  1 .19  ( 2 .04 ) 1 .25  0 .61
Total from Investment Activities 2 .10  0 .36  1 .42  ( 1 .80 ) 1 .44  0 .73
Distributions to Shareholders From:
Net Investment Income —  ( 0 .26 ) ( 0 .19 ) ( 0 .26 ) ( 0 .18 ) ( 0 .25 )
Net Realized Gains —  ( 0 .43 ) ( 0 .33 ) ( 0 .89 ) —  —
Total Dividends —  ( 0 .69 ) ( 0 .52 ) ( 1 .15 ) ( 0 .18 ) ( 0 .25 )
Net Asset Value, End of Period
$12.04 $9.94 $10.27 $9.37 $12.32 $11.06
Total Return
(b) 21.13% (c) 3 .03% 15.93% (13.49) % 13.05% 7 .25%
Ratios to Average Net Assets/
Supplemental Data:
Net Assets, End of Period (000's) $321,382 $318,146 $260,172 $191,539 $251,818 $265,060
Net Investment Income/(Loss)(d) 3 .26% 2 .08% 2 .33% 2 .30% 1 .61% 1 .29%
Expenses Before Reductions(d)(e) 1 .31% 1 .34% 1 .33% 1 .30% 1 .31% 1 .34%
Expenses Net of Reductions(d) 1 .01% 1 .04% 1 .03% 1 .08% 1 .11% 1 .14%
Portfolio Turnover Rate 3% (c) 21% 34% 13% 7% 14%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL DFA International Core Equity Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA International
Core Equity Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

AZL DFA International Core Equity Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2025 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,917 during the period ended June 30, 2025. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $2,750,011 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2025. At June 30, 2025, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2025, the Fund did not engage in any Rule 17a-7 transactions.
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA” or the
“Subadviser”), DFA provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the
Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager.
The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
For the period ended June 30, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The Manager waived, prior to any application of expense limit, the management fee to 0.65% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2026. The annual rate due to the
Subadviser from the Manager is 0.20% of the first $100 million of the Fund’s net assets and 0.17% of the Fund’s net assets over $100 million.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund’s expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager." At June 30,
2025, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
Annual Rate* Annual Expense Limit
AZL DFA International Core Equity Fund 0.95% 1.39%

AZL DFA International Core Equity Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the
Fund's average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of June 30, 2025 in valuing the Fund’s investments based upon the three levels defined above:
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 46,887,840 $ 270,561,977 $ —
#
$ 317,449,817
Preferred Stocks — 1,320,715 — 1,320,715
Warrants 43 — —
#
43

AZL DFA International Core Equity Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

5. Security Purchases and Sales
For the period ended June 30, 2025, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act.
Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2025 are identified below.
7. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Foreign Securities Risk : Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security or other asset may fluctuate significantly due to factors such as changes in general market conditions, including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiment, or instability or other disruptive events in the local, regional or global markets. Certain changes in the U.S. economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the Fund's securities.
Value Stocks Risk : Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. If the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. Value stocks also may underperform the market for long periods of time.
8. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 was $303,640,701. The gross unrealized appreciation/
(depreciation) on a tax basis was as follows:
Investment Securities: Level 1 Level 2 Level 3 Total
Unaffiliated Investment Companies $ 3,156,945 $ — $ — $ 3,156,945
Total Investment Securities $50,044,828 $271,882,692 $— $321,927,520
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
#
Represents the interest in securities that were determined to have a value of zero at June 30, 2025.
Purchases Sales
AZL DFA International Core Equity Fund $10,130,459 $62,898,783
Security
Acquisition
Date (a)
Acquisition
Cost
Shares or
Principal
Amount Value
Percentage of
Net Assets
ESR Group, Ltd. 11/24/21 $ 803,296 55,400 $ 91,749 0.03%
Unrealized appreciation $48,933,268
Unrealized (depreciation) (33,096,288)
Net unrealized appreciation/(depreciation) $15,836,980

AZL DFA International Core Equity Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

The tax character of dividends paid to shareholders during the year ended December 31, 2024 was as follows:
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
9. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2025, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 95% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.
10. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
11. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL DFA International Core Equity Fund $8,413,651 $12,456,839 $20,870,490
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL DFA International Core Equity Fund $8,651,831 $6,661,904 $— $15,782,215 $31,095,950
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, foreign currency gains or losses, mark-to-
market of passive foreign investment companies and other miscellaneous differences.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts
Not applicable.

SARRPT0625 08/25
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® DFA U.S. Core Equity Fund
Semi-Annual Financial Statements and Other Information
June 30, 2025
(Unaudited)

AZL® DFA U.S. Core Equity Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks (99.8%):
Aerospace & Defense (1.7%):
1,210 AAR Corp.* $ 83,236
414 AeroVironment, Inc.* 117,969
712 Astronics Corp.* 23,838
415 Astronics Corp., Class B* 13,571
733 Axon Enterprise, Inc.* 606,880
6,795 Boeing Co. (The)* 1,423,756
2,516 BWX Technologies, Inc. 362,455
1,164 Cadre Holdings, Inc. 37,073
685 CPI Aerostructures, Inc.* 2,398
957 Curtiss-Wright Corp. 467,542
625 Ducommun, Inc.* 51,644
2,454 General Dynamics Corp. 715,734
633 HEICO Corp. 207,624
1,143 HEICO Corp., Class A 295,751
1,861 Hexcel Corp. 105,128
5,047 Howmet Aerospace, Inc. 939,398
1,314 Huntington Ingalls Industries, Inc. 317,278
4,565 Kratos Defense & Security Solutions, Inc.* 212,044
3,236 L3Harris Technologies, Inc. 811,718
5,551 Leonardo DRS, Inc. 258,010
3,318 Lockheed Martin Corp. 1,536,699
2,496 Mercury Systems, Inc.* 134,435
917 Moog, Inc., Class A 165,950
343 National Presto Industries, Inc. 33,600
1,491 Northrop Grumman Corp. 745,470
953 Park Aerospace Corp. 14,076
13,649 RTX Corp. 1,993,027
5,116 Textron, Inc. 410,764
515 TransDigm Group, Inc. 783,130
1,234 V2X, Inc.* 59,911
1,588 Woodward, Inc. 389,203
13,319,312
Air Freight & Logistics (0.5%):
3,453 CH Robinson Worldwide, Inc. 331,316
4,261 Expeditors International of Washington, Inc. 486,819
6,307 FedEx Corp. 1,433,644
2,422 GXO Logistics, Inc.* 117,952
2,496 Hub Group, Inc., Class A 83,441
3,266 Radiant Logistics, Inc.* 19,857
11,120 United Parcel Service, Inc., Class B 1,122,453
3,595,482
Automobile Components (0.3%):
2,086 Adient plc* 40,594
6,775 American Axle & Manufacturing Holdings, Inc.* 27,642
5,861 Aptiv plc* 399,837
1,512 Atmus Filtration Technologies, Inc. 55,067
3,187 Autoliv, Inc. 356,625
7,638 BorgWarner, Inc. 255,720
1,256 Cooper-Standard Holdings, Inc.* 27,004
6,647 Dana, Inc. 113,996
1,080 Dorman Products, Inc.* 132,484
1,423 Fox Factory Holding Corp.* 36,913
4,300 Garrett Motion, Inc. 45,193
4,241 Gentex Corp. 93,260
999 Gentherm, Inc., ADR* 28,262
9,399 Goodyear Tire & Rubber Co. (The)* 97,468
469 LCI Industries 42,768
Shares Value
Common Stocks, continued
Automobile Components, continued
997 Lear Corp. $ 94,695
1,163 Modine Manufacturing Co.* 114,555
1,190 Motorcar Parts of America, Inc.* 13,328
1,683 Patrick Industries, Inc. 155,290
1,374 Phinia, Inc. 61,129
616 Standard Motor Products, Inc. 18,924
587 Stoneridge, Inc.* 4,132
275 Strattec Security Corp.* 17,108
789 Visteon Corp.* 73,614
810 XPEL, Inc.* 29,079
2,334,687
Automobiles (1.0%):
102,327 Ford Motor Co. 1,110,248
26,337 General Motors Co. 1,296,044
3,444 Harley-Davidson, Inc. 81,278
4,690 Lucid Group, Inc.*^ 9,896
31,135 Rivian Automotive, Inc., Class A* 427,795
15,301 Tesla, Inc.* 4,860,516
1,140 Thor Industries, Inc. 101,243
655 Winnebago Industries, Inc. 18,995
7,906,015
Banks (5.1%):
859 1st Source Corp. 53,318
504 ACNB Corp. 21,591
1,092 Amalgamated Financial Corp. 34,070
1,132 Amerant Bancorp, Inc. 20,636
2,855 Ameris Bancorp 184,718
704 Ames National Corp. 12,538
1,076 Arrow Financial Corp. 28,428
6,812 Associated Banc-Corp. 166,145
6,005 Atlantic Union Bankshares Corp. 187,836
1,851 Axos Financial, Inc.* 140,750
3,331 Banc of California, Inc. 46,801
994 BancFirst Corp. 122,878
2,037 Bancorp, Inc. (The)* 116,048
210 Bank First Corp. 24,706
70,276 Bank of America Corp. 3,325,460
1,028 Bank of Hawaii Corp. 69,421
724 Bank of Marin Bancorp 16,536
2,120 Bank of NT Butterfield & Son, Ltd. (The) 93,874
3,906 Bank OZK 183,816
1,591 BankFinancial Corp. 18,408
3,131 BankUnited, Inc. 111,432
1,389 Banner Corp. 89,104
433 Bar Harbor Bankshares 12,973
842 BCB Bancorp, Inc. 7,090
1,898 Berkshire Hills Bancorp, Inc. 47,526
2,482 BOK Financial Corp. 242,318
2,707 Brookline Bancorp, Inc. 28,559
280 Burke & Herbert Financial Services Corp. 16,724
977 Byline Bancorp, Inc. 26,115
74 C&F Financial Corp. 4,568
7,021 Cadence Bank 224,532
843 Camden National Corp. 34,209
489 Capital City Bank Group, Inc. 19,242
6,737 Capitol Federal Financial, Inc. 41,096
1,023 Carter Bankshares, Inc.* 17,739

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Banks, continued
2,578 Cathay General Bancorp $ 117,376
1,402 Central Pacific Financial Corp. 39,298
377 Chemung Financial Corp. 18,273
19,402 Citigroup, Inc. 1,651,498
943 Citizens & Northern Corp. 17,860
11,382 Citizens Financial Group, Inc. 509,344
604 City Holding Co. 73,942
938 Civista Bancshares, Inc. 21,762
735 CNB Financial Corp. 16,802
449 Coastal Financial Corp.* 43,495
56 Colony Bankcorp, Inc. 922
4,858 Columbia Banking System, Inc. 113,580
4,298 Columbia Financial, Inc.* 62,364
4,595 Comerica, Inc. 274,092
4,023 Commerce Bancshares, Inc. 250,110
2,332 Community Financial System, Inc. 132,621
517 Community Trust Bancorp, Inc. 27,360
933 Community West Bancshares 18,203
1,968 ConnectOne Bancorp, Inc. 45,579
2,044 Cullen/Frost Bankers, Inc. 262,736
1,289 Customers Bancorp, Inc.* 75,716
4,697 CVB Financial Corp. 92,954
1,876 Dime Community Bancshares, Inc. 50,539
1,065 Eagle Bancorp, Inc. 20,746
4,861 East West Bancorp, Inc. 490,864
6,152 Eastern Bankshares, Inc. 93,941
431 Enterprise Bancorp, Inc. 17,085
1,703 Enterprise Financial Services Corp. 93,835
682 Equity Bancshares, Inc., Class A 27,826
855 ESSA Bancorp, Inc. 16,587
1,329 Farmers National Banc Corp. 18,327
1,860 FB Financial Corp. 84,258
12,470 Fifth Third Bancorp 512,891
1,053 Financial Institutions, Inc. 27,041
6,559 First BanCorp 136,624
814 First Bancorp, Inc. (The) 20,684
2,066 First Bancorp/Southern Pines NC 91,090
2,494 First Busey Corp. 57,075
664 First Business Financial Services, Inc. 33,638
408 First Capital, Inc. 16,846
210 First Citizens BancShares, Inc., Class A 410,859
4,143 First Commonwealth Financial Corp. 67,241
512 First Community Bankshares, Inc. 20,055
4,544 First Financial Bancorp 110,237
4,155 First Financial Bankshares, Inc. 149,497
536 First Financial Corp. 29,046
1,155 First Foundation, Inc.* 5,891
5,599 First Hawaiian, Inc. 139,751
15,896 First Horizon Corp. 336,995
4,307 First Interstate BancSystem, Inc., Class A 124,128
2,654 First Merchants Corp. 101,648
660 First Mid Bancshares, Inc. 24,743
853 Five Star Bancorp 24,345
3,344 Flagstar Financial, Inc. 35,446
2,253 Flushing Financial Corp. 26,766
11,879 FNB Corp. 173,196
7,484 Fulton Financial Corp. 135,011
769 German American Bancorp, Inc. 29,614
4,510 Glacier Bancorp, Inc. 194,291
Shares Value
Common Stocks, continued
Banks, continued
397 Great Southern Bancorp, Inc. $ 23,336
16 Greene County Bancorp, Inc. 356
426 Guaranty Bancshares, Inc. 18,079
3,663 Hancock Whitney Corp. 210,256
1,437 Hanmi Financial Corp. 35,465
1,642 HarborOne Bancorp, Inc. 19,179
45 Hawthorn Bancshares, Inc. 1,311
636 HBT Financial, Inc. 16,034
2,010 Heritage Commerce Corp. 19,959
1,197 Heritage Financial Corp. 28,536
2,750 Hilltop Holdings, Inc. 83,463
62 Hingham Institution For Savings (The)^ 15,398
7,316 Home BancShares, Inc. 208,213
628 HomeStreet, Inc.* 8,208
484 HomeTrust Bancshares, Inc. 18,106
5,059 Hope Bancorp, Inc. 54,283
1,071 Horizon Bancorp, Inc. 16,472
26,088 Huntington Bancshares, Inc. 437,235
413 IF Bancorp, Inc. 10,185
1,809 Independent Bank Corp. (Massachusetts) 113,759
855 Independent Bank Corp. (Michigan) 27,711
2,031 International Bancshares Corp. 135,183
37,929 JPMorgan Chase & Co. 10,995,996
2,442 Kearny Financial Corp. 15,775
1,249 Kentucky First Federal Bancorp* 3,635
28,497 KeyCorp 496,418
750 Lake Shore Bancorp, Inc. 11,865
788 Lakeland Financial Corp. 48,423
637 Landmark Bancorp, Inc. 16,842
712 LCNB Corp. 10,345
2,203 Live Oak Bancshares, Inc. 65,649
2,666 M&T Bank Corp. 517,177
472 Mercantile Bank Corp. 21,906
684 Metrocity Bankshares, Inc. 19,549
407 Metropolitan Bank Holding Corp.* 28,490
556 Mid Penn Bancorp, Inc. 15,679
241 Midland States Bancorp, Inc. 4,174
638 MidWestOne Financial Group, Inc. 18,355
1,928 National Bank Holdings Corp., Class A 72,512
514 National Bankshares, Inc. 13,981
2,168 NBT Bancorp, Inc. 90,080
373 Nicolet Bankshares, Inc. 46,058
279 Northeast Bank 24,828
1,501 Northfield Bancorp, Inc. 17,231
4,680 Northwest Bancshares, Inc. 59,810
511 Norwood Financial Corp. 13,174
2,803 OceanFirst Financial Corp. 49,361
2,292 OFG Bancorp 98,098
440 Ohio Valley Banc Corp. 14,181
13,092 Old National Bancorp 279,383
2,225 Old Second Bancorp, Inc. 39,472
1,531 Origin Bancorp, Inc. 54,718
712 Orrstown Financial Services, Inc. 22,663
4,125 Pacific Premier Bancorp, Inc. 86,996
600 Park National Corp. 100,356
1,240 Pathward Financial, Inc. 98,109
1,165 Peapack-Gladstone Financial Corp. 32,911
546 Penns Woods Bancorp, Inc. 16,577
608 Peoples Bancorp of North Carolina, Inc. 17,541

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Banks, continued
1,117 Peoples Bancorp, Inc. $ 34,113
2,563 Pinnacle Financial Partners, Inc. 282,981
4,266 PNC Financial Services Group, Inc. (The) 795,268
2,454 Popular, Inc. 270,455
432 Preferred Bank 37,387
707 Primis Financial Corp. 7,671
3,378 Prosperity Bancshares, Inc. 237,271
679 Provident Financial Holdings, Inc. 10,525
5,890 Provident Financial Services, Inc. 103,252
606 QCR Holdings, Inc. 41,147
487 RBB Bancorp 8,381
16,778 Regions Financial Corp. 394,619
3,404 Renasant Corp. 122,306
917 Republic Bancorp, Inc., Class A 67,042
420 Riverview Bancorp, Inc. 2,310
1,756 S&T Bancorp, Inc. 66,412
1,366 Seacoast Banking Corp. of Florida 37,729
1,694 ServisFirst Bancshares, Inc. 131,302
1,113 Shore Bancshares, Inc. 17,496
1,028 Sierra Bancorp 30,521
5,361 Simmons First National Corp., Class A 101,645
783 SmartFinancial, Inc. 26,450
100 South Plains Financial, Inc. 3,604
561 Southern Missouri Bancorp, Inc. 30,732
950 Southside Bancshares, Inc. 27,959
3,509 SouthState Corp. 322,933
1,230 Stellar Bancorp, Inc. 34,415
1,764 Sterling Bancorp, Inc.* —
1,460 Stock Yards Bancorp, Inc. 115,311
5,456 Synovus Financial Corp. 282,348
2,021 Texas Capital Bancshares, Inc.* 160,467
7,031 TFS Financial Corp. 91,051
490 Tompkins Financial Corp. 30,738
2,786 Towne Bank 95,225
1,020 TriCo Bancshares 41,300
809 Triumph Financial, Inc.* 44,584
19,619 Truist Financial Corp. 843,421
559 TrustCo Bank Corp. 18,682
2,995 Trustmark Corp. 109,198
2,771 UMB Financial Corp. 291,398
4,934 United Bankshares, Inc. 179,746
5,138 United Community Banks, Inc. 153,061
1,190 United Security Bancshares 10,293
42 Unity Bancorp, Inc. 1,977
850 Univest Financial Corp. 25,534
17,362 US Bancorp 785,631
18,723 Valley National Bancorp 167,196
1,827 Veritex Holdings, Inc. 47,685
3,318 WaFd, Inc. 97,151
501 Washington Trust Bancorp, Inc. 14,168
5,553 Webster Financial Corp. 303,194
46,110 Wells Fargo & Co. 3,694,333
4,306 WesBanco, Inc. 136,199
1,062 West BanCorp, Inc. 20,847
1,404 Westamerica BanCorp 68,010
3,240 Western Alliance Bancorp 252,655
1,498 Western New England Bancorp, Inc. 13,827
2,219 Wintrust Financial Corp. 275,112
2,305 WSFS Financial Corp. 126,775
Shares Value
Common Stocks, continued
Banks, continued
5,146 Zions Bancorp NA $ 267,283
40,655,120
Beverages (1.2%):
285 Boston Beer Co., Inc. (The), Class A* 54,381
1,890 Brown-Forman Corp., Class A 51,918
6,467 Brown-Forman Corp., Class B 174,027
4,834 Celsius Holdings, Inc.* 224,249
42,996 Coca-Cola Co. (The) 3,041,967
2,850 Coca-Cola Consolidated, Inc. 318,203
2,527 Constellation Brands, Inc., Class A 411,092
23,829 Keurig Dr Pepper, Inc. 787,787
838 MGP Ingredients, Inc. 25,115
5,189 Molson Coors Beverage Co., Class B 249,539
9,354 Monster Beverage Corp.* 585,935
2,478 National Beverage Corp. 107,149
21,382 PepsiCo, Inc. 2,823,279
10,342 Primo Brands Corp. 306,330
1,562 Vita Coco Co., Inc. (The)* 56,388
9,217,359
Biotechnology (1.7%):
21,178 AbbVie, Inc. 3,931,060
4,350 ACADIA Pharmaceuticals, Inc.* 93,829
5,117 ADMA Biologics, Inc.* 93,181
396 Adverum Biotechnologies, Inc.* 851
3,000 Alector, Inc.* 4,200
4,838 Alkermes plc* 138,415
4,027 Allogene Therapeutics, Inc.* 4,551
758 Alnylam Pharmaceuticals, Inc.* 247,176
4,823 Altimmune, Inc.*^ 18,665
6,556 Amgen, Inc. 1,830,501
955 Anika Therapeutics, Inc.* 10,104
2,832 Arcus Biosciences, Inc.* 23,052
1,693 Beam Therapeutics, Inc.* 28,798
2,569 Biogen, Inc.* 322,641
2,999 BioMarin Pharmaceutical, Inc.* 164,855
2,711 Catalyst Pharmaceuticals, Inc.* 58,829
2,134 CRISPR Therapeutics AG*^ 103,798
2,822 Day One Biopharmaceuticals, Inc.* 18,343
5,538 Denali Therapeutics, Inc.* 77,477
3,851 Dynavax Technologies Corp.* 38,202
1,370 Editas Medicine, Inc.*^ 3,014
1,656 Emergent BioSolutions, Inc.* 10,565
585 Enanta Pharmaceuticals, Inc.* 4,423
4,919 Exact Sciences Corp.* 261,396
9,706 Exelixis, Inc.* 427,792
5,379 Fate Therapeutics, Inc.* 6,024
16,032 Gilead Sciences, Inc. 1,777,468
430 GRAIL, Inc.*^ 22,111
3,991 Halozyme Therapeutics, Inc.* 207,612
449 Ideaya Biosciences, Inc.* 9,438
5,459 Incyte Corp.* 371,758
1,388 Insmed, Inc.* 139,688
3,835 Intellia Therapeutics, Inc.* 35,972
1,306 iTeos Therapeutics, Inc.* 13,021
2,011 Kiniksa Pharmaceuticals International plc* 55,644
200 Kodiak Sciences, Inc.* 746
736 Krystal Biotech, Inc.* 101,171
1,156 Kura Oncology, Inc.* 6,670

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Biotechnology, continued
1,449 MacroGenics, Inc.* $ 1,753
7,460 MannKind Corp.* 27,900
2,956 MiMedx Group, Inc.* 18,061
2,731 Moderna, Inc.* 75,348
2,752 Myriad Genetics, Inc.* 14,613
1,891 Natera, Inc.* 319,466
2,508 Neurocrine Biosciences, Inc.* 315,231
24,422 PDL BioPharma, Inc.* 10,257
1,321 Prothena Corp PLC* 8,018
903 Regeneron Pharmaceuticals, Inc. 474,075
1,759 REGENXBIO, Inc.* 14,441
3,704 Relay Therapeutics, Inc.* 12,816
2,810 Replimune Group, Inc.* 26,105
2,796 Revolution Medicines, Inc.* 102,865
1,042 Rocket Pharmaceuticals, Inc.* 2,553
23,777 Roivant Sciences, Ltd.* 267,967
1,793 Sage Therapeutics, Inc.* 16,352
2,441 Sarepta Therapeutics, Inc.* 41,741
1,347 United Therapeutics Corp.* 387,060
1,179 Vanda Pharmaceuticals, Inc.* 5,565
2,439 Veracyte, Inc.* 65,926
638 Vericel Corp.* 27,147
1,508 Vertex Pharmaceuticals, Inc.* 671,362
4,355 Vir Biotechnology, Inc.* 21,949
2,359 Viridian Therapeutics, Inc.* 32,979
2,800 Voyager Therapeutics, Inc.* 8,708
3,099 Xencor, Inc.* 24,358
2,020 Zentalis Pharmaceuticals, Inc.* 2,343
13,660,000
Broadline Retail (2.9%):
98,132 Amazon.com, Inc.* 21,529,179
10,705 Coupang, Inc.* 320,722
475 Dillard's, Inc., Class A^ 198,469
8,422 eBay, Inc. 627,102
1,076 Etsy, Inc.* 53,972
13,054 Macy's, Inc. 152,210
1,828 Ollie's Bargain Outlet Holdings, Inc.* 240,894
23,122,548
Building Products (1.0%):
3,975 A O Smith Corp. 260,641
2,189 AAON, Inc. 161,439
1,834 Advanced Drainage Systems, Inc. 210,653
1,489 Allegion plc, ADR 214,595
1,455 Allegion US plc 209,695
515 American Woodmark Corp.* 27,485
351 Apogee Enterprises, Inc. 14,251
1,423 Armstrong World Industries, Inc. 231,152
4,422 AZEK Co., Inc. (The)* 240,336
668 AZZ, Inc. 63,113
4,160 Builders FirstSource, Inc.* 485,430
1,270 Carlisle Cos., Inc. 474,218
11,399 Carrier Global Corp. 834,293
547 CSW Industrials, Inc. 156,896
1,158 Distribution Solutions Group, Inc.* 31,810
3,904 Fortune Brands Innovations, Inc. 200,978
930 Gibraltar Industries, Inc.* 54,870
1,693 Griffon Corp. 122,522
7,176 Hayward Holdings, Inc.* 99,029
Shares Value
Common Stocks, continued
Building Products, continued
1,209 Insteel Industries, Inc. $ 44,987
5,196 Janus International Group, Inc.* 42,295
3,895 JELD-WEN Holding, Inc.* 15,268
8,723 Johnson Controls International plc 921,323
591 Lennox International, Inc. 338,785
5,018 Masco Corp. 322,958
5,076 Masterbrand, Inc.* 55,481
3,580 Owens Corning 492,322
1,160 Quanex Building Products Corp. 21,924
5,771 Resideo Technologies, Inc.* 127,308
1,128 Simpson Manufacturing Co., Inc. 175,190
1,514 Tecnoglass, Inc. 117,123
2,503 Trane Technologies plc 1,094,837
1,382 Trex Co., Inc.* 75,153
2,368 UFP Industries, Inc. 235,284
5,205 Zurn Elkay Water Solutions Corp. 190,347
8,363,991
Capital Markets (3.5%):
902 Acadian Asset Management, Inc. 31,786
1,086 Affiliated Managers Group, Inc. 213,692
2,277 Ameriprise Financial, Inc. 1,215,303
1,573 Ares Management Corp., Class A 272,444
2,215 Artisan Partners Asset Management, Inc., Class A 98,191
734 B Riley Financial, Inc.*^ 2,180
11,595 Bank of New York Mellon Corp. (The) 1,056,420
12,400 BGC Group, Inc., Class A 126,852
1,095 Blackrock, Inc. 1,148,929
4,668 Blackstone, Inc. 698,239
9,227 Carlyle Group, Inc. (The) 474,268
1,887 Cboe Global Markets, Inc. 440,067
16,971 Charles Schwab Corp. (The) 1,548,434
2,752 CME Group, Inc. 758,506
1,614 Cohen & Steers, Inc. 121,615
2,142 Coinbase Global, Inc., Class A* 750,750
190 Diamond Hill Investment Group, Inc. 27,609
1,257 Donnelley Financial Solutions, Inc.* 77,494
1,042 FactSet Research Systems, Inc. 466,066
3,756 Federated Hermes, Inc. 166,466
10,808 Franklin Resources, Inc. 257,771
4,382 Goldman Sachs Group, Inc. (The) 3,101,360
1,178 Hamilton Lane, Inc., Class A 167,417
211 Hennessy Advisors, Inc. 2,659
1,450 Houlihan Lokey, Inc. 260,927
2,308 Interactive Brokers Group, Inc. 127,886
4,514 Intercontinental Exchange, Inc. 828,184
16,075 Invesco, Ltd. 253,503
5,268 Janus Henderson Group plc 204,609
6,072 Jefferies Financial Group, Inc. 332,078
4,634 KKR & Co., Inc. 616,461
852 Lazard, Inc. 40,879
1,878 LPL Financial Holdings, Inc. 704,194
1,030 MarketAxess Holdings, Inc. 230,040
1,724 Moelis & Co., Class A 107,440
1,648 Moody's Corp. 826,620
16,986 Morgan Stanley 2,392,648
900 Morningstar, Inc. 282,537
956 MSCI, Inc. 551,363
9,300 Nasdaq, Inc. 831,606
3,545 Northern Trust Corp. 449,471

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Capital Markets, continued
1,608 Open Lending Corp.* $ 3,120
365 Oppenheimer Holdings, Inc., Class A 24,006
543 Piper Sandler Cos. 150,921
394 PJT Partners, Inc., Class A 65,014
3,778 Raymond James Financial, Inc. 579,432
12,403 Robinhood Markets, Inc., Class A* 1,161,293
2,338 S&P Global, Inc. 1,232,804
3,971 SEI Investments Co. 356,834
660 Silvercrest Asset Management Group, Inc., Class A 10,468
4,746 State Street Corp. 504,690
3,376 Stifel Financial Corp. 350,361
2,232 StoneX Group, Inc.* 203,424
4,711 T. Rowe Price Group, Inc. 454,611
1,632 Tradeweb Markets, Inc., Class A 238,925
1,975 Victory Capital Holdings, Inc., Class A 125,748
3,647 Virtu Financial, Inc., Class A 163,349
384 Virtus Investment Partners, Inc. 69,658
425 Westwood Holdings Group, Inc. 6,630
5,349 WisdomTree, Inc. 61,567
28,027,819
Chemicals (1.5%):
1,366 AdvanSix, Inc. 32,442
2,524 Air Products and Chemicals, Inc. 711,919
2,265 Albemarle Corp. 141,948
1,157 American Vanguard Corp.* 4,535
1,705 Ashland, Inc. 85,727
2,280 Aspen Aerogels, Inc.* 13,498
2,052 Avient Corp. 66,300
9,849 Axalta Coating Systems, Ltd.* 292,417
1,038 Balchem Corp. 165,250
2,353 Cabot Corp. 176,475
2,236 Celanese Corp. 123,718
6,577 CF Industries Holdings, Inc. 605,084
1,736 Chemours Co. (The) 19,877
11,555 Corteva, Inc. 861,194
12,312 Dow, Inc. 326,022
7,160 DuPont de Nemours, Inc. 491,104
3,634 Eastman Chemical Co. 271,314
2,640 Ecolab, Inc. 711,322
4,830 Ecovyst, Inc.* 39,751
7,321 Element Solutions, Inc. 165,821
2,252 FMC Corp. 94,021
629 Hawkins, Inc. 89,381
1,167 HB Fuller Co. 70,195
4,875 Huntsman Corp. 50,797
1,105 Ingevity Corp.* 47,614
976 Innospec, Inc. 82,072
4,951 International Flavors & Fragrances, Inc. 364,146
1,037 Intrepid Potash, Inc.* 37,052
783 Koppers Holdings, Inc. 25,173
2,011 Kronos Worldwide, Inc. 12,468
4,861 Linde plc 2,280,684
6,725 LyondellBasell Industries NV, Class A 389,109
2,017 Mativ Holdings, Inc. 13,756
1,528 Minerals Technologies, Inc. 84,147
8,816 Mosaic Co. (The) 321,608
389 NewMarket Corp. 268,745
2,958 Olin Corp. 59,426
5,387 Perimeter Solutions, Inc.* 74,987
Shares Value
Common Stocks, continued
Chemicals, continued
4,244 PPG Industries, Inc. $ 482,755
405 Quaker Chemical Corp. 45,336
3,631 Rayonier Advanced Materials, Inc.* 13,979
3,862 RPM International, Inc. 424,202
1,138 Scotts Miracle-Gro Co. (The) 75,062
1,384 Sensient Technologies Corp. 136,352
2,942 Sherwin-Williams Co. (The) 1,010,165
744 Stepan Co. 40,608
5,093 Tronox Holdings plc 25,822
1,374 Westlake Corp. 104,328
12,029,708
Commercial Services & Supplies (0.8%):
2,550 ABM Industries, Inc. 120,386
2,927 ACCO Brands Corp. 10,479
1,392 ACV Auctions, Inc., Class A* 22,578
1,452 Brady Corp., Class A 98,692
3,454 BrightView Holdings, Inc.* 57,509
1,624 Brink's Co. (The) 145,007
1,941 Casella Waste Systems, Inc.* 223,953
790 CECO Environmental Corp.* 22,365
718 Cimpress plc* 33,746
3,947 Cintas Corp. 879,668
433 Civeo Corp.* 9,998
2,272 Clean Harbors, Inc.* 525,241
7,760 Copart, Inc.* 380,783
1,498 Deluxe Corp. 23,833
5,880 Driven Brands Holdings, Inc.* 103,253
1,613 Ennis, Inc. 29,260
2,503 Enviri Corp.* 21,726
2,148 Healthcare Services Group, Inc.* 32,284
1,610 HNI Corp. 79,180
2,041 Interface, Inc. 42,718
1,201 Liquidity Services, Inc.* 28,332
919 Matthews International Corp., Class A 21,973
2,593 MillerKnoll, Inc. 50,356
400 Montrose Environmental Group, Inc.* 8,756
1,150 MSA Safety, Inc. 192,659
1,552 NL Industries, Inc. 9,933
5,118 OPENLANE, Inc.* 125,135
4,712 Pitney Bowes, Inc. 51,408
1,003 Pursuit Attractions and Hospitality, Inc.* 28,916
2,606 Quad/Graphics, Inc. 14,724
2,358 Republic Services, Inc. 581,506
7,269 Rollins, Inc. 410,117
2,563 Steelcase, Inc., Class A 26,732
6,235 Tetra Tech, Inc. 224,211
615 UniFirst Corp. 115,755
3,794 Veralto Corp. 383,004
4,135 Vestis Corp. 23,694
824 VSE Corp. 107,928
4,461 Waste Management, Inc. 1,020,766
6,288,564
Communications Equipment (0.8%):
752 Applied Optoelectronics, Inc.*^ 19,319
6,771 Arista Networks, Inc.* 692,741
1,420 Calix, Inc.* 75,530
4,176 Ciena Corp.* 339,634
40,953 Cisco Systems, Inc. 2,841,319

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Communications Equipment, continued
756 Comtech Telecommunications Corp.* $ 1,852
1,262 Digi International, Inc.* 43,993
1,768 F5, Inc.* 520,358
2,194 Harmonic, Inc.* 20,777
10,028 Juniper Networks, Inc. 400,418
909 KVH Industries, Inc.* 4,845
1,257 Lumentum Holdings, Inc.* 119,490
2,069 Motorola Solutions, Inc. 869,932
1,010 NETGEAR, Inc.* 29,361
2,564 NetScout Systems, Inc.* 63,613
3,679 Ribbon Communications, Inc.* 14,753
12,458 Sirius XM Holdings, Inc. 286,160
2,004 Viasat, Inc.* 29,258
7,865 Viavi Solutions, Inc.* 79,201
6,452,554
Construction & Engineering (0.7%):
3,719 AECOM 419,726
7,278 API Group Corp.* 371,542
2,020 Arcosa, Inc. 175,154
455 Argan, Inc. 100,318
125 Cadeler A/S, ADR* 2,484
1,133 Comfort Systems USA, Inc. 607,526
1,733 Concrete Pumping Holdings, Inc. 10,658
1,213 Construction Partners, Inc., Class A* 128,918
1,146 Dycom Industries, Inc.* 280,071
1,414 EMCOR Group, Inc. 756,334
1,676 Everus Construction Group, Inc.* 106,476
5,880 Fluor Corp.* 301,468
1,277 Granite Construction, Inc. 119,412
2,266 Great Lakes Dredge & Dock Corp.* 27,623
770 IES Holdings, Inc.* 228,097
300 Limbach Holdings, Inc.* 42,030
2,285 MasTec, Inc.* 389,433
1,750 Matrix Service Co.* 23,642
9,107 MDU Resources Group, Inc. 151,814
475 MYR Group, Inc.* 86,189
2,101 Orion Group Holdings, Inc.* 19,056
1,923 Primoris Services Corp. 149,879
1,785 Quanta Services, Inc. 674,873
1,033 Sterling Infrastructure, Inc.* 238,344
1,648 Tutor Perini Corp.* 77,093
718 Valmont Industries, Inc. 234,477
6,523 WillScot Holdings Corp. 178,730
5,901,367
Construction Materials (0.2%):
3,861 CRH plc 354,440
1,330 Eagle Materials, Inc. 268,806
1,880 Knife River Corp.* 153,483
1,055 Martin Marietta Materials, Inc. 579,153
655 United States Lime & Minerals, Inc. 65,369
2,206 Vulcan Materials Co. 575,369
1,996,620
Consumer Finance (0.8%):
8,602 Ally Financial, Inc. 335,048
6,650 American Express Co. 2,121,217
283 Atlanticus Holdings Corp.* 15,494
2,004 Bread Financial Holdings, Inc. 114,468
Shares Value
Common Stocks, continued
Consumer Finance, continued
6,881 Capital One Financial Corp. $ 1,464,002
1,912 Consumer Portfolio Services, Inc.* 18,795
322 Credit Acceptance Corp.* 164,036
1,186 Enova International, Inc.* 132,263
3,948 EZCORP, Inc., Class A* 54,798
1,863 FirstCash Holdings, Inc. 251,766
1,425 Green Dot Corp., Class A* 15,362
5,431 LendingClub Corp.* 65,335
194 LendingTree, Inc.* 7,192
6,497 Navient Corp. 91,608
1,103 Nelnet, Inc., Class A 133,595
750 Old Market Capital Corp.* 4,110
4,076 OneMain Holdings, Inc. 232,332
1,683 PRA Group, Inc.* 24,824
1,271 PROG Holdings, Inc. 37,304
568 Regional Management Corp. 16,591
8,407 SLM Corp. 275,666
30,929 SoFi Technologies, Inc.* 563,217
7,378 Synchrony Financial 492,408
237 World Acceptance Corp.* 39,133
6,670,564
Consumer Staples Distribution & Retail (2.2%):
25,487 Albertsons Cos., Inc., Class A 548,225
1,137 Andersons, Inc. (The) 41,785
1,109 Casey's General Stores, Inc. 565,889
1,143 Chefs' Warehouse, Inc. (The)* 72,935
4,908 Costco Wholesale Corp. 4,858,625
5,044 Dollar General Corp. 576,933
6,242 Dollar Tree, Inc.* 618,208
3,290 Grocery Outlet Holding Corp.* 40,862
613 Ingles Markets, Inc., Class A 38,852
20,219 Kroger Co. (The) 1,450,309
6,596 Maplebear, Inc.* 298,403
1,720 Natural Grocers by Vitamin Cottage, Inc. 67,510
4,707 Performance Food Group Co.* 411,721
896 PriceSmart, Inc. 94,116
1,381 SpartanNash Co. 36,583
3,371 Sprouts Farmers Market, Inc.* 555,001
9,255 Sysco Corp. 700,974
8,897 Target Corp. 877,689
2,137 United Natural Foods, Inc.* 49,813
8,249 US Foods Holding Corp.* 635,255
738 Village Super Market, Inc., Class A 28,413
16,658 Walgreens Boots Alliance, Inc. 191,234
44,961 Walmart, Inc. 4,396,287
857 Weis Markets, Inc. 62,124
17,217,746
Containers & Packaging (0.6%):
86,532 Amcor plc, ADR 795,229
1,917 AptarGroup, Inc. 299,876
14,926 Ardagh Metal Packaging SA 63,883
2,427 Avery Dennison Corp. 425,866
6,941 Ball Corp. 389,321
4,073 Crown Holdings, Inc. 419,437
14,456 Graphic Packaging Holding Co. 304,588
930 Greif, Inc., Class A 60,441
710 Greif, Inc., Class B 48,997
6,807 International Paper Co. 318,772

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Containers & Packaging, continued
1,253 Myers Industries, Inc. $ 18,156
8,022 O-I Glass, Inc.* 118,244
3,111 Packaging Corp. of America 586,268
2,939 Sealed Air Corp. 91,197
3,588 Silgan Holdings, Inc. 194,398
10,188 Smurfit WestRock plc 439,612
3,819 Sonoco Products Co. 166,356
1,718 TriMas Corp. 49,152
4,789,793
Distributors (0.1%):
4,434 Genuine Parts Co. 537,888
7,407 LKQ Corp. 274,133
1,083 Pool Corp. 315,673
811 Weyco Group, Inc. 26,893
1,154,587
Diversified Consumer Services (0.3%):
36,362 ADT, Inc. 307,986
1,608 Adtalem Global Education, Inc.* 204,586
541 American Public Education, Inc.* 16,479
1,644 Bright Horizons Family Solutions, Inc.* 203,182
418 Carriage Services, Inc. 19,119
5,672 Chegg, Inc.* 6,863
1,590 Coursera, Inc.* 13,928
510 Duolingo, Inc.* 209,110
2,016 Frontdoor, Inc.* 118,823
112 Graham Holdings Co., Class B 105,971
959 Grand Canyon Education, Inc.* 181,251
3,283 H&R Block, Inc. 180,204
6,794 Laureate Education, Inc.* 158,844
7,888 Mister Car Wash, Inc.* 47,407
2,352 OneSpaWorld Holdings, Ltd. 47,957
2,522 Perdoceo Education Corp. 82,444
4,757 Service Corp. International 387,220
1,012 Strategic Education, Inc. 86,152
1,470 Stride, Inc.* 213,429
1,696 Universal Technical Institute, Inc.* 57,478
2,648,433
Diversified Telecommunication Services (1.2%):
398 Anterix, Inc.* 10,209
148,625 AT&T, Inc. 4,301,207
461 ATN International, Inc. 7,491
2,167 EchoStar Corp., Class A* 60,026
9,754 Frontier Communications Parent, Inc.* 355,046
2,352 GCI Liberty, Inc.* —
1,080 IDT Corp., Class B 73,786
4,674 Iridium Communications, Inc. 141,014
7,752 Liberty Global, Ltd., Class A* 77,597
7,480 Liberty Global, Ltd., Class C* 77,119
1,489 Liberty Latin America, Ltd., Class A* 9,083
1,333 Shenandoah Telecommunications Co. 18,209
3,046 Sunrise Communications AG, ADR 172,251
95,929 Verizon Communications, Inc. 4,150,848
9,453,886
Electric Utilities (1.3%):
1,925 ALLETE, Inc. 123,335
6,807 Alliant Energy Corp. 411,619
Shares Value
Common Stocks, continued
Electric Utilities, continued
6,651 American Electric Power Co., Inc. $ 690,108
3,006 Constellation Energy Corp. 970,217
7,377 Duke Energy Corp. 870,486
5,190 Edison International 267,804
5,497 Entergy Corp. 456,911
6,158 Evergy, Inc. 424,471
4,858 Eversource Energy 309,066
13,020 Exelon Corp. 565,328
7,146 FirstEnergy Corp. 287,698
1,272 Genie Energy, Ltd., Class B 34,191
1,318 Hawaiian Electric Industries, Inc.* 14,010
1,110 IDACORP, Inc. 128,149
1,002 MGE Energy, Inc. 88,617
19,623 NextEra Energy, Inc. 1,362,229
3,857 NRG Energy, Inc. 619,357
5,041 OGE Energy Corp. 223,720
1,274 Otter Tail Corp. 98,213
28,471 PG&E Corp. 396,886
3,069 Pinnacle West Capital Corp. 274,583
3,124 Portland General Electric Co. 126,928
10,031 PPL Corp. 339,951
10,362 Southern Co. (The) 951,542
2,496 TXNM Energy, Inc. 140,575
7,232 Xcel Energy, Inc. 492,499
10,668,493
Electrical Equipment (0.9%):
982 Acuity, Inc. 292,970
424 Allient, Inc. 15,395
3,970 AMETEK, Inc. 718,411
1,088 Atkore, Inc. 76,758
3,238 Bloom Energy Corp., Class A* 77,453
2,744 Eaton Corp. plc 979,580
4,723 Emerson Electric Co. 629,718
1,312 EnerSys 112,530
326 FuelCell Energy, Inc.*^ 1,829
1,473 GE Vernova, Inc. 779,438
1,272 Generac Holdings, Inc.* 182,163
1,142 Hubbell, Inc. 466,404
1,831 LSI Industries, Inc. 31,145
3,753 NEXTracker, Inc., Class A* 204,051
4,520 nVent Electric plc 331,090
14,602 Plug Power, Inc.*^ 21,757
497 Powell Industries, Inc.^ 104,594
400 Preformed Line Products Co. 63,924
1,493 Regal Rexnord Corp. 216,425
1,963 Rockwell Automation, Inc. 652,050
4,206 Sensata Technologies Holding plc 126,643
3,376 Shoals Technologies Group, Inc., Class A* 14,348
5,988 Sunrun, Inc.* 48,982
1,298 Thermon Group Holdings, Inc.* 36,448
5,241 Vertiv Holdings Co., Class A 672,997
1,148 Vicor Corp.* 52,073
6,909,176
Electronic Equipment, Instruments & Components (1.3%):
1,108 Advanced Energy Industries, Inc. 146,810
11,823 Amphenol Corp., Class A 1,167,521
1,518 Arrow Electronics, Inc.* 193,439
2,768 Avnet, Inc. 146,925

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
592 Badger Meter, Inc. $ 145,010
550 Bel Fuse, Inc., Class B 53,729
1,317 Belden, Inc. 152,509
1,054 Benchmark Electronics, Inc. 40,927
2,087 CDW Corp. 372,717
200 Climb Global Solutions, Inc. 21,382
1,563 Cognex Corp. 49,578
4,490 Coherent Corp.* 400,553
14,184 Corning, Inc. 745,937
1,712 Crane NXT Co. 92,277
1,231 CTS Corp. 52,453
2,838 Daktronics, Inc.* 42,911
1,053 ePlus, Inc.* 75,921
1,074 Fabrinet* 316,486
392 FARO Technologies, Inc.* 17,217
11,119 Flex, Ltd.* 555,060
640 Frequency Electronics, Inc. 14,534
430 Insight Enterprises, Inc.* 59,377
1,251 IPG Photonics Corp.* 85,881
1,409 Itron, Inc.* 185,467
3,222 Jabil, Inc. 702,718
2,934 Keysight Technologies, Inc.* 480,765
1,603 Kimball Electronics, Inc.* 30,826
4,646 Knowles Corp.* 81,862
415 Littelfuse, Inc. 94,093
1,471 Methode Electronics, Inc. 13,989
8,186 Mirion Technologies, Inc.* 176,245
1,008 Napco Security Technologies, Inc. 29,927
373 Novanta, Inc.* 48,091
594 OSI Systems, Inc.* 133,567
770 PAR Technology Corp.* 53,415
1,121 PC Connection, Inc. 73,739
785 Plexus Corp.* 106,218
581 Rogers Corp.* 39,787
1,738 Sanmina Corp.* 170,029
738 ScanSource, Inc.* 30,856
2,611 TD SYNNEX Corp. 354,313
4,970 TE Connectivity plc 838,290
844 Teledyne Technologies, Inc.* 432,390
4,918 Trimble, Inc.* 373,670
4,437 TTM Technologies, Inc.* 181,118
3,058 Vishay Intertechnology, Inc. 48,561
6,734 Vontier Corp. 248,485
1,390 Zebra Technologies Corp.* 428,620
10,306,195
Energy Equipment & Services (0.6%):
5,227 Archrock, Inc. 129,786
3,346 Atlas Energy Solutions, Inc.^ 44,736
17,931 Baker Hughes Co. 687,475
519 Bristow Group, Inc.* 17,111
1,828 Cactus, Inc., Class A 79,920
6,139 ChampionX Corp. 152,493
1,337 Core Laboratories, Inc. 15,402
562 DMC Global, Inc.* 4,530
1,095 Expro Group Holdings NV* 9,406
1,078 Expro Group Holdings NV, ADR* 9,260
306 Forum Energy Technologies, Inc.* 5,958
760 Geospace Technologies Corp.*^ 10,838
1,086 Gulf Island Fabrication, Inc.* 7,222
Shares Value
Common Stocks, continued
Energy Equipment & Services, continued
27,471 Halliburton Co. $ 559,859
5,456 Helix Energy Solutions Group, Inc.* 34,045
3,758 Helmerich & Payne, Inc. 56,971
1,028 Innovex International, Inc.* 16,057
3,291 Kodiak Gas Services, Inc. 112,783
7,097 Liberty Energy, Inc. 81,474
1,436 Mammoth Energy Services, Inc.* 4,021
935 Natural Gas Services Group, Inc.* 24,132
2,249 Noble Corp PLC 59,711
6,806 NOV, Inc. 84,599
4,799 NPK International, Inc.* 40,839
4,015 Oceaneering International, Inc.* 83,191
3,066 Oil States International, Inc.* 16,434
3,281 ProPetro Holding Corp.* 19,588
3,679 RPC, Inc. 17,402
32,675 Schlumberger NV 1,104,415
493 SEACOR Marine Holdings, Inc.* 2,514
1,954 Seadrill, Ltd.* 51,293
3,974 Select Water Solutions, Inc. 34,335
16,526 TechnipFMC plc 569,155
4,086 TETRA Technologies, Inc.* 13,729
2,580 Tidewater, Inc.* 119,015
21,064 Transocean, Ltd.* 54,556
1,518 Valaris, Ltd.* 63,923
2,965 Weatherford International plc 149,169
4,547,347
Entertainment (1.6%):
247 Atlanta Braves Holdings, Inc.* 12,155
1,311 Atlanta Braves Holdings, Inc., Class C* 61,316
5,104 Cinemark Holdings, Inc. 154,039
3,641 Electronic Arts, Inc. 581,468
2,645 IMAX Corp.* 73,954
619 Liberty Media Corp.-Liberty Formula One, Class A* 58,780
3,214 Liberty Media Corp.-Liberty Formula One, Class C* 335,863
1,139 Liberty Media Corp.-Liberty Live, Class A* 90,528
2,653 Liberty Media Corp.-Liberty Live, Class C* 215,318
6,794 Lionsgate Studios Corp.* 39,473
3,423 Live Nation Entertainment, Inc.* 517,831
894 Madison Square Garden Entertainment Corp.* 35,733
595 Madison Square Garden Sports Corp.* 124,325
1,459 Marcus Corp. (The) 24,599
4,103 Netflix, Inc.* 5,494,450
1,419 Reading International, Inc., Class A* 1,902
4,024 ROBLOX Corp., Class A* 423,325
3,328 Roku, Inc.* 292,498
894 Sphere Entertainment Co.* 37,369
950 Spotify Technology SA* 728,973
1,452 Take-Two Interactive Software, Inc.* 352,618
987 TKO Group Holdings, Inc. 179,585
18,845 Walt Disney Co. (The) 2,336,968
43,342 Warner Bros Discovery, Inc.* 496,699
3,625 Warner Music Group Corp., Class A 98,745
12,768,514
Financial Services (3.9%):
5,470 Affirm Holdings, Inc.* 378,196
981 A-Mark Precious Metals, Inc. 21,759
3,139 Apollo Global Management, Inc. 445,330
6,202 AvidXchange Holdings, Inc.* 60,718

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Financial Services, continued
18,075 Berkshire Hathaway, Inc., Class B* $ 8,780,293
7,015 Block, Inc.* 476,529
2,687 Cantaloupe, Inc.* 29,530
687 Cass Information Systems, Inc. 29,850
22,159 Corebridge Financial, Inc. 786,644
2,817 Enact Holdings, Inc. 104,652
6,543 Equitable Holdings, Inc. 367,062
4,096 Essent Group, Ltd. 248,750
1,694 Euronet Worldwide, Inc.* 171,738
1,053 EVERTEC, Inc. 37,961
403 Federal Agricultural Mortgage Corp., Class C 78,295
9,249 Fidelity National Information Services, Inc. 752,961
6,250 Fiserv, Inc.* 1,077,563
2,700 Flywire Corp.* 31,590
4,563 Global Payments, Inc. 365,223
1,101 I3 Verticals, Inc., Class A* 30,255
1,320 International Money Express, Inc.* 13,319
2,069 Jack Henry & Associates, Inc. 372,772
3,253 Jackson Financial, Inc., Class A 288,834
11,557 Marqeta, Inc., Class A* 67,377
9,829 Mastercard, Inc., Class A 5,523,308
1,982 Merchants Bancorp 65,545
8,579 MGIC Investment Corp. 238,839
1,888 Mr. Cooper Group, Inc.* 281,708
3,221 NCR Atleos Corp.* 91,895
3,107 NMI Holdings, Inc.* 131,084
465 Onity Group, Inc.* 17,749
1,242 Paymentus Holdings, Inc., Class A* 40,675
8,549 Payoneer Global, Inc.* 58,561
14,238 PayPal Holdings, Inc.* 1,058,168
1,468 Paysafe, Ltd.* 18,526
2,123 PennyMac Financial Services, Inc. 211,536
4,334 Radian Group, Inc. 156,111
4,683 Remitly Global, Inc.* 87,900
3,168 Repay Holdings Corp.* 15,270
1,219 Rocket Cos., Inc., Class A^ 17,285
2,285 Shift4 Payments, Inc.*^ 226,466
3,907 Toast, Inc., Class A* 173,041
1,200 Velocity Financial, Inc.* 22,248
18,942 Visa, Inc., Class A 6,725,357
2,716 Voya Financial, Inc. 192,836
1,203 Walker & Dunlop, Inc. 84,787
728 Waterstone Financial, Inc. 10,054
13,449 Western Union Co. (The) 113,241
1,434 WEX, Inc.* 210,640
30,790,031
Food Products (1.0%):
6,678 Archer-Daniels-Midland Co. 352,465
2,035 B&G Foods, Inc.^ 8,608
3,050 Bunge Global SA 244,854
270 Calavo Growers, Inc. 7,179
1,916 Cal-Maine Foods, Inc. 190,891
12,280 Conagra Brands, Inc. 251,372
2,669 Darling Ingredients, Inc.* 101,262
3,515 Dole PLC 49,175
1,004 Farmer Bros. Co.* 1,376
7,922 Flowers Foods, Inc. 126,594
2,403 Fresh Del Monte Produce, Inc. 77,905
585 Freshpet, Inc.* 39,757
Shares Value
Common Stocks, continued
Food Products, continued
13,845 General Mills, Inc. $ 717,309
2,250 Hain Celestial Group, Inc. (The)* 3,420
3,411 Hershey Co. (The) 566,055
13,248 Hormel Foods Corp. 400,752
2,339 Ingredion, Inc. 317,215
518 J & J Snack Foods Corp. 58,746
3,325 JM Smucker Co. (The) 326,515
300 John B Sanfilippo & Son, Inc. 18,972
20,839 Kraft Heinz Co. (The) 538,063
5,580 Lamb Weston Holdings, Inc. 289,323
916 Marzetti Company (The) 158,257
4,436 McCormick & Co., Inc. 336,338
778 McCormick & Co., Inc. (Maryland) 58,746
3,145 Mission Produce, Inc.* 36,859
13,229 Mondelez International, Inc., Class A 892,164
4,602 Pilgrim's Pride Corp. 206,998
2,182 Post Holdings, Inc.* 237,903
29 Seaboard Corp. 82,975
266 Seneca Foods Corp., Class A* 26,980
3,683 Simply Good Foods Co. (The)* 116,346
8,996 The Campbell's Company 275,727
1,137 Tootsie Roll Industries, Inc. 38,033
1,335 TreeHouse Foods, Inc.* 25,926
4,785 Tyson Foods, Inc., Class A 267,673
1,200 Utz Brands, Inc. 15,060
1,400 Vital Farms, Inc.* 53,928
4,318 WK Kellogg Co.^ 68,829
7,586,550
Gas Utilities (0.2%):
2,126 Atmos Energy Corp. 327,638
785 Chesapeake Utilities Corp. 94,373
2,460 National Fuel Gas Co. 208,387
4,288 New Jersey Resources Corp. 192,188
1,716 Northwest Natural Holding Co. 68,159
1,836 ONE Gas, Inc. 131,935
232 RGC Resources, Inc. 5,192
2,161 Southwest Gas Holdings, Inc. 160,757
1,603 Spire, Inc. 117,003
6,279 UGI Corp. 228,681
1,534,313
Ground Transportation (1.0%):
627 ArcBest Corp. 48,285
454 Avis Budget Group, Inc.* 76,749
838 Covenant Logistics Group, Inc. 20,204
39,810 CSX Corp. 1,299,000
1,925 Heartland Express, Inc. 16,632
14,347 Hertz Global Holdings, Inc.*^ 97,990
3,565 JB Hunt Transport Services, Inc. 511,934
5,291 Knight-Swift Transportation Holdings, Inc. 234,021
1,088 Landstar System, Inc. 151,254
3,042 Marten Transport, Ltd. 39,516
3,912 Norfolk Southern Corp. 1,001,355
3,555 Old Dominion Freight Line, Inc. 576,976
1,600 PAMT Corp.* 20,592
4,704 RXO, Inc.* 73,947
1,902 Ryder System, Inc. 302,418
378 Saia, Inc.* 103,568
3,510 Schneider National, Inc., Class B 84,766

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Ground Transportation, continued
12,717 Uber Technologies, Inc.* $ 1,186,496
870 U-Haul Holding Co., Class A* 52,687
6,261 U-Haul Holding Co., Class B 340,411
7,170 Union Pacific Corp. 1,649,674
1,564 Universal Logistics Holdings, Inc. 39,694
2,380 Werner Enterprises, Inc. 65,117
2,834 XPO, Inc.* 357,906
8,351,192
Health Care Equipment & Supplies (1.9%):
18,203 Abbott Laboratories 2,475,790
2,269 Accuray, Inc.* 3,109
1,146 Align Technology, Inc.* 216,972
912 AngioDynamics, Inc.* 9,047
1,619 Artivion, Inc.* 50,351
1,507 AtriCure, Inc.* 49,384
1,629 Avanos Medical, Inc.* 19,939
9,817 Baxter International, Inc. 297,259
4,003 Becton Dickinson & Co. 689,517
10,230 Boston Scientific Corp.* 1,098,804
1,408 CONMED Corp. 73,329
4,895 Cooper Cos., Inc. (The)* 348,328
4,674 DENTSPLY SIRONA, Inc. 74,223
4,104 Dexcom, Inc.* 358,238
4,976 Edwards Lifesciences Corp.* 389,173
994 Embecta Corp. 9,632
1,499 Enovis Corp.* 47,009
5,573 Envista Holdings Corp.* 108,896
11,490 GE HealthCare Technologies, Inc. 851,064
2,568 Globus Medical, Inc.* 151,563
1,277 Haemonetics Corp.* 95,277
5,677 Hologic, Inc.* 369,913
973 ICU Medical, Inc.* 128,582
972 IDEXX Laboratories, Inc.* 521,322
433 Inogen, Inc.* 3,044
430 Inspire Medical Systems, Inc.* 55,801
1,538 Insulet Corp.* 483,209
979 Integer Holdings Corp.* 120,388
2,383 Integra LifeSciences Holdings Corp.* 29,239
1,928 Intuitive Surgical, Inc.* 1,047,695
400 iRadimed Corp. 23,916
2,567 Lantheus Holdings, Inc.* 210,135
619 LeMaitre Vascular, Inc. 51,408
725 LENSAR, Inc.* 9,548
983 LivaNova plc* 44,255
1,434 Masimo Corp.* 241,227
13,246 Medtronic plc 1,154,654
1,792 Merit Medical Systems, Inc.* 167,516
6,551 Neogen Corp.* 31,314
442 OmniAb, Inc. - Vesting 12.5*(a) —
442 OmniAb, Inc. - Vesting 15*(a) —
1,974 Omnicell, Inc.* 58,036
2,205 OraSure Technologies, Inc.* 6,615
825 Orthofix Medical, Inc.* 9,199
1,309 OrthoPediatrics Corp.* 28,117
656 Penumbra, Inc.* 168,349
1,798 QuidelOrtho Corp.* 51,818
1,866 ResMed, Inc. 481,428
1,569 STAAR Surgical Co.* 26,328
1,704 STERIS plc 409,335
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
2,378 Stryker Corp. $ 940,808
749 Teleflex, Inc. 88,652
193 UFP Technologies, Inc.* 47,123
227 Utah Medical Products, Inc. 12,921
1,100 Varex Imaging Corp.* 9,537
3,451 Zimmer Biomet Holdings, Inc. 314,766
217 Zimvie, Inc.* 2,029
14,765,131
Health Care Providers & Services (2.0%):
2,574 Acadia Healthcare Co., Inc.* 58,404
5,283 AdaptHealth Corp.* 49,819
643 Addus HomeCare Corp.* 74,067
1,363 Amedisys, Inc.* 134,106
730 AMN Healthcare Services, Inc.* 15,089
1,845 Astrana Health, Inc.* 45,904
9,264 Brookdale Senior Living, Inc.* 64,477
2,931 Cardinal Health, Inc. 492,408
431 Castle Biosciences, Inc.* 8,801
3,038 Cencora, Inc. 910,944
8,687 Centene Corp.* 471,530
455 Chemed Corp. 221,553
4,009 Cigna Group (The) 1,325,295
5,028 Community Health Systems, Inc.* 17,095
4,538 Concentra Group Holdings Parent, Inc. 93,347
1,449 CorVel Corp.* 148,928
1,732 Cross Country Healthcare, Inc.* 22,603
12,430 CVS Health Corp. 857,421
1,629 DaVita, Inc.* 232,051
2,819 Elevance Health, Inc. 1,096,478
4,207 Encompass Health Corp. 515,904
1,271 Enhabit, Inc.* 12,252
1,695 Ensign Group, Inc. (The) 261,471
790 Fulgent Genetics, Inc.* 15,705
1,755 HCA Healthcare, Inc. 672,341
2,271 HealthEquity, Inc.* 237,910
3,879 Henry Schein, Inc.* 283,361
1,894 Humana, Inc. 463,045
1,529 InfuSystem Holdings, Inc.* 9,541
1,601 Labcorp Holdings, Inc. 420,279
1,197 McKesson Corp. 877,138
864 ModivCare, Inc.* 2,696
1,675 Molina Healthcare, Inc.* 498,983
575 National HealthCare Corp. 61,531
819 National Research Corp. 13,759
2,819 NeoGenomics, Inc.* 20,607
10,235 OPKO Health, Inc.* 13,510
5,126 Option Care Health, Inc.* 166,493
2,580 Owens & Minor, Inc.* 23,478
5,162 Pediatrix Medical Group, Inc.* 74,075
792 Pennant Group, Inc. (The)* 23,641
4,309 Premier, Inc., Class A 94,496
3,140 Privia Health Group, Inc.* 72,220
2,024 Progyny, Inc.* 44,528
2,702 Quest Diagnostics, Inc. 485,360
2,449 RadNet, Inc.* 139,373
5,624 Select Medical Holdings Corp. 85,372
1,128 Solventum Corp.* 85,548
3,605 Surgery Partners, Inc.* 80,139
3,717 Tenet Healthcare Corp.* 654,192

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
8,288 UnitedHealth Group, Inc. $ 2,585,607
1,954 Universal Health Services, Inc., Class B 353,967
542 US Physical Therapy, Inc. 42,384
15,731,226
Health Care Technology (0.1%):
447 American Well Corp., Class A* 3,974
5,067 Certara, Inc.* 59,284
3,003 Definitive Healthcare Corp.* 11,712
3,607 Doximity, Inc., Class A* 221,253
3,122 Evolent Health, Inc., Class A* 35,154
3,097 GoodRx Holdings, Inc., Class A* 15,423
1,056 Health Catalyst, Inc.* 3,981
1,357 HealthStream, Inc. 37,548
1,588 Phreesia, Inc.* 45,194
859 Schrodinger, Inc.* 17,283
394 Simulations Plus, Inc. 6,875
5,449 Teladoc Health, Inc.* 47,461
339 TruBridge, Inc.* 7,939
1,724 Veeva Systems, Inc., Class A* 496,478
1,009,559
Hotels, Restaurants & Leisure (2.1%):
2,813 Airbnb, Inc., Class A* 372,272
7,862 Aramark 329,182
6 Biglari Holdings, Inc., Class A* 8,402
67 Biglari Holdings, Inc., Class B* 19,578
1,126 BJ's Restaurants, Inc.* 50,220
4,525 Bloomin' Brands, Inc. 38,960
299 Booking Holdings, Inc. 1,730,983
1,059 Boyd Gaming Corp. 82,846
1,261 Brinker International, Inc.* 227,396
3,815 Caesars Entertainment, Inc.* 108,308
17,671 Carnival Corp.* 496,909
2,182 Cheesecake Factory, Inc. (The) 136,724
14,333 Chipotle Mexican Grill, Inc.* 804,798
1,340 Choice Hotels International, Inc.^ 170,019
1,449 Churchill Downs, Inc. 146,349
718 Cracker Barrel Old Country Store, Inc. 43,856
1,966 Darden Restaurants, Inc. 428,529
1,810 Dave & Buster's Entertainment, Inc.* 54,445
1,239 Denny's Corp.* 5,080
362 Dine Brands Global, Inc. 8,808
819 Domino's Pizza, Inc. 369,041
1,905 DoorDash, Inc., Class A* 469,602
5,185 DraftKings, Inc.* 222,385
2,413 Dutch Bros, Inc., Class A* 164,977
1,288 El Pollo Loco Holdings, Inc.* 14,181
2,483 Expedia Group, Inc. 418,832
2,093 First Watch Restaurant Group, Inc.* 33,572
315 Flutter Entertainment plc* 90,014
4,503 Global Business Travel Group I* 28,369
3,510 Hilton Grand Vacations, Inc.* 145,770
2,907 Hilton Worldwide Holdings, Inc. 774,250
789 Hyatt Hotels Corp., Class A 110,184
6,834 Krispy Kreme, Inc.* 19,887
11,757 Las Vegas Sands Corp. 511,547
7,924 Life Time Group Holdings, Inc.* 240,335
1,893 Light & Wonder, Inc.* 182,220
2,221 Marriott International, Inc., Class A 606,799
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
1,169 Marriott Vacations Worldwide Corp. $ 84,530
6,669 McDonald's Corp. 1,948,482
1,328 MGM Resorts International* 45,670
341 Nathan's Famous, Inc. 37,708
17,969 Norwegian Cruise Line Holdings, Ltd.* 364,411
4,460 Penn Entertainment, Inc.* 79,700
2,327 Planet Fitness, Inc., Class A* 253,759
763 Potbelly Corp.* 9,347
3,353 Royal Caribbean Cruises, Ltd. 1,049,958
693 Seaport Entertainment Group, Inc.* 12,925
778 Shake Shack, Inc., Class A* 109,387
10,513 Starbucks Corp. 963,306
4,289 Sweetgreen, Inc., Class A* 63,820
2,239 Texas Roadhouse, Inc. 419,611
2,060 Travel + Leisure Co. 106,317
819 United Parks & Resorts, Inc.* 38,616
894 Vail Resorts, Inc. 140,474
7,813 Wendy's Co. (The) 89,225
173 Wingstop, Inc. 58,256
2,673 Wyndham Hotels & Resorts, Inc. 217,074
2,432 Wynn Resorts, Ltd. 227,805
3,530 Yum! Brands, Inc. 523,075
16,509,085
Household Durables (0.8%):
906 Beazer Homes USA, Inc.* 20,267
283 Cavco Industries, Inc.* 122,944
1,260 Century Communities, Inc. 70,963
1,700 Champion Homes, Inc.* 106,437
5,466 D.R. Horton, Inc. 704,677
1,479 Dream Finders Homes, Inc., Class A* 37,167
1,530 Ethan Allen Interiors, Inc. 42,610
431 Flexsteel Industries, Inc. 15,529
3,216 Garmin, Ltd. 671,244
2,761 GoPro, Inc., Class A* 2,091
1,329 Green Brick Partners, Inc.* 83,568
996 Helen of Troy, Ltd.* 28,266
500 Hooker Furnishings Corp. 5,290
145 Hovnanian Enterprises, Inc., Class A* 15,160
779 Installed Building Products, Inc. 140,469
2,155 KB Home 114,150
2,050 La-Z-Boy, Inc. 76,198
900 Legacy Housing Corp.* 20,394
4,316 Leggett & Platt, Inc. 38,499
3,748 Lennar Corp., Class A 414,566
119 Lennar Corp., Class B 12,525
663 LGI Homes, Inc.* 34,158
1,017 Lifetime Brands, Inc. 5,187
233 M/I Homes, Inc.* 26,124
374 Meritage Homes Corp. 25,047
2,174 Mohawk Industries, Inc.* 227,922
14,347 Newell Brands, Inc. 77,474
87 NVR, Inc.* 642,552
5,989 PulteGroup, Inc. 631,600
7,911 Purple Innovation, Inc.* 5,769
4,727 SharkNinja, Inc.* 467,926
4,489 Somnigroup International, Inc. 305,476
3,435 Taylor Morrison Home Corp.* 210,978
3,427 Toll Brothers, Inc. 391,124
977 TopBuild Corp.* 316,294

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Household Durables, continued
2,562 Tri Pointe Homes, Inc.* $ 81,856
320 Universal Electronics, Inc.* 2,118
2,226 Whirlpool Corp. 225,761
1,232 Worthington Enterprises, Inc. 78,404
6,498,784
Household Products (0.9%):
4,634 BJ's Wholesale Club Holdings, Inc.* 499,684
2,328 Central Garden & Pet Co., Class A* 72,843
3,717 Church & Dwight Co., Inc. 357,241
2,626 Clorox Co. (The) 315,304
9,263 Colgate-Palmolive Co. 842,007
2,927 Energizer Holdings, Inc. 59,008
5,369 Kimberly-Clark Corp. 692,171
666 Oil-Dri Corp. of America 39,287
23,997 Procter & Gamble Co. (The) 3,823,202
6,566 Reynolds Consumer Products, Inc. 140,644
1,363 Spectrum Brands Holdings, Inc. 72,239
441 WD-40 Co. 100,588
7,014,218
Independent Power and Renewable Electricity Producers
(0.2%):
9,590 AES Corp. (The) 100,887
1,021 Brookfield Renewable Corp.^ 33,468
1,323 Clearway Energy, Inc., Class A 40,034
2,426 Clearway Energy, Inc., Class C 77,632
2,397 Ormat Technologies, Inc. 200,773
6,658 Vistra Corp. 1,290,387
1,743,181
Industrial Conglomerates (0.6%):
8,502 3M Co. 1,294,344
6,591 General Electric Co. 1,696,458
6,692 Honeywell International, Inc. 1,558,433
4,549,235
Insurance (3.2%):
7,215 Aflac, Inc. 760,894
4,454 Allstate Corp. (The) 896,635
1,900 American Coastal Insurance Corp. 21,128
2,928 American Financial Group, Inc. 369,543
9,588 American International Group, Inc. 820,637
745 AMERISAFE, Inc. 32,579
2,155 Aon plc, Class A 768,818
7,105 Arch Capital Group, Ltd. 646,910
1,872 Arthur J. Gallagher & Co. 599,265
1,816 Assurant, Inc. 358,642
2,092 Assured Guaranty, Ltd. 182,213
3,149 Axis Capital Holdings, Ltd. 326,929
1,546 Baldwin Insurance Group, Inc. (The)* 66,184
2,229 Brighthouse Financial, Inc.* 119,853
5,438 Brown & Brown, Inc. 602,911
3,961 Chubb, Ltd. 1,147,581
2,810 Cincinnati Financial Corp. 418,465
2,176 Citizens, Inc.*^ 7,594
2,783 CNO Financial Group, Inc. 107,368
895 Crawford & Co., Class A 9,469
2,354 Crawford & Co., Class B 24,591
1,631 Donegal Group, Inc., Class A 32,661
Shares Value
Common Stocks, continued
Insurance, continued
800 eHealth, Inc.* $ 3,480
1,144 Employers Holdings, Inc. 53,974
760 Enstar Group, Ltd.* 255,634
477 Erie Indemnity Co., Class A 165,419
851 Everest Group, Ltd. 289,212
1,631 F&G Annuities & Life, Inc. 52,159
1,285 Fidelis Insurance Holdings, Ltd. 21,305
8,418 Fidelity National Financial, Inc. 471,913
3,923 First American Financial Corp. 240,833
12,514 Genworth Financial, Inc.* 97,359
3,345 Globe Life, Inc. 415,750
318 Goosehead Insurance, Inc., Class A 33,552
2,383 Greenlight Capital Re, Ltd., Class A* 34,244
1,122 Hanover Insurance Group, Inc. (The) 190,594
7,965 Hartford Insurance Group, Inc. (The) 1,010,520
397 HCI Group, Inc. 60,423
387 Heritage Insurance Holdings, Inc.* 9,652
802 Hippo Holdings, Inc.* 22,400
1,991 Horace Mann Educators Corp. 85,553
153 Investors Title Co. 32,329
1,185 James River Group Holdings, Ltd. 6,944
2,788 Kemper Corp. 179,938
277 Kestrel Group, Ltd.* 7,346
669 Kinsale Capital Group, Inc. 323,729
6,606 Lincoln National Corp. 228,568
4,808 Loews Corp. 440,701
234 Markel Group, Inc.* 467,382
5,078 Marsh & McLennan Cos., Inc. 1,110,254
2,590 Mercury General Corp. 174,411
17,064 MetLife, Inc. 1,372,287
8,335 Old Republic International Corp. 320,397
5,244 Oscar Health, Inc., Class A* 112,431
906 Palomar Holdings, Inc.* 139,750
1,375 Primerica, Inc. 376,296
6,988 Principal Financial Group, Inc. 555,057
3,052 ProAssurance Corp.* 69,677
6,184 Progressive Corp. (The) 1,650,262
5,952 Prudential Financial, Inc. 639,483
1,961 Reinsurance Group of America, Inc. 388,984
1,459 RenaissanceRe Holdings, Ltd. 354,391
3,040 RLI Corp. 219,549
825 Safety Insurance Group, Inc. 65,497
2,202 Selective Insurance Group, Inc. 190,803
11,528 Selectquote, Inc.* 27,437
5,145 SiriusPoint, Ltd.* 104,907
1,533 Skyward Specialty Insurance Group, Inc.* 88,592
1,297 Stewart Information Services Corp. 84,435
1,767 Tiptree, Inc. 41,666
6,501 Travelers Cos., Inc. (The) 1,739,278
1,346 Trupanion, Inc.* 74,501
728 United Fire Group, Inc. 20,894
1,869 Universal Insurance Holdings, Inc. 51,827
5,959 Unum Group 481,249
6,584 W R Berkley Corp. 483,726
98 White Mountains Insurance Group, Ltd. 175,981
2,473 Willis Towers Watson plc 757,974
25,393,779
Interactive Media & Services (5.2%):
67,077 Alphabet, Inc., Class A 11,820,980

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Interactive Media & Services, continued
56,944 Alphabet, Inc., Class C $ 10,101,296
1,991 Bumble, Inc., Class A* 13,121
2,229 Cargurus, Inc.* 74,605
1,955 Cars.com, Inc.* 23,167
2,881 DHI Group, Inc.* 8,556
6,891 Match Group, Inc. 212,863
25,319 Meta Platforms, Inc., Class A 18,687,701
7,936 Pinterest, Inc., Class A* 284,585
1,563 QuinStreet, Inc.* 25,164
764 Shutterstock, Inc. 14,485
11,369 Snap, Inc., Class A* 98,797
1,344 Travelzoo* 17,109
2,345 TripAdvisor, Inc.* 30,602
2,857 TrueCar, Inc.* 5,428
4,440 Vimeo, Inc.* 17,938
1,315 Yelp, Inc.* 45,065
664 Zedge, Inc., Class B* 2,663
830 Ziff Davis, Inc.* 25,124
7,176 ZoomInfo Technologies, Inc.* 72,621
41,581,870
IT Services (1.3%):
6,511 Accenture plc, Class A 1,946,073
4,279 Akamai Technologies, Inc.* 341,293
3,327 Amdocs, Ltd. 303,555
1,701 Cloudflare, Inc., Class A* 333,107
8,684 Cognizant Technology Solutions Corp., Class A 677,613
2,715 DigitalOcean Holdings, Inc.* 77,540
8,410 DXC Technology Co.* 128,589
943 EPAM Systems, Inc.* 166,741
4,318 Fastly, Inc., Class A* 30,485
1,226 Gartner, Inc.* 495,574
452 Globant SA* 41,060
2,317 GoDaddy, Inc., Class A* 417,199
2,548 Grid Dynamics Holdings, Inc.* 29,429
1,357 Hackett Group, Inc. (The) 34,495
11,833 International Business Machines Corp. 3,488,132
8,303 Kyndryl Holdings, Inc.* 348,394
565 MongoDB, Inc.* 118,644
4,264 Okta, Inc.* 426,272
1,093 Snowflake, Inc., Class A* 244,581
3,951 Twilio, Inc., Class A* 491,346
2,221 Unisys Corp.* 10,061
1,256 VeriSign, Inc. 362,733
10,512,916
Leisure Products (0.1%):
2,293 Acushnet Holdings Corp. 166,976
895 American Outdoor Brands, Inc.* 9,353
1,905 Brunswick Corp. 105,232
2,100 Clarus Corp. 7,287
658 Escalade, Inc. 9,199
1,267 Funko, Inc., Class A* 6,031
4,571 Hasbro, Inc. 337,431
303 Johnson Outdoors, Inc., Class A 9,172
931 Malibu Boats, Inc., Class A* 29,177
662 Marine Products Corp. 5,634
451 MasterCraft Boat Holdings, Inc.* 8,379
13,256 Mattel, Inc.* 261,408
1,038 Polaris, Inc. 42,195
Shares Value
Common Stocks, continued
Leisure Products, continued
1,410 Smith & Wesson Brands, Inc. $ 12,239
593 Sturm Ruger & Co., Inc. 21,289
4,498 Topgolf Callaway Brands Corp.* 36,209
3,466 YETI Holdings, Inc.* 109,248
1,176,459
Life Sciences Tools & Services (0.8%):
237 10X Genomics, Inc., Class A* 2,744
6,251 Adaptive Biotechnologies Corp.* 72,824
4,073 Agilent Technologies, Inc. 480,655
12,039 Avantor, Inc.* 162,045
1,287 Azenta, Inc.* 39,614
1,634 BioLife Solutions, Inc.* 35,196
733 Bio-Rad Laboratories, Inc., Class A* 176,888
2,126 Bio-Techne Corp. 109,383
1,904 Bruker Corp. 78,445
882 Charles River Laboratories International, Inc.* 133,826
2,030 CryoPort, Inc.* 15,144
4,742 Danaher Corp. 936,735
2,171 Fortrea Holdings, Inc.* 10,725
1,979 Harvard Bioscience, Inc.* 878
1,684 Illumina, Inc.* 160,670
4,424 IQVIA Holdings, Inc.* 697,178
4,035 Maravai LifeSciences Holdings, Inc., Class A* 9,724
664 Medpace Holdings, Inc.* 208,403
125 Mesa Laboratories, Inc. 11,778
224 Mettler-Toledo International, Inc.* 263,137
1,666 OmniAb, Inc.* 2,899
10,633 Pacific Biosciences of California, Inc.* 13,185
453 Quanterix Corp.* 3,012
1,175 Repligen Corp.* 146,147
3,570 Revvity, Inc. 345,290
10,834 Sotera Health Co.* 120,474
3,337 Thermo Fisher Scientific, Inc. 1,353,020
942 Waters Corp.* 328,796
920 West Pharmaceutical Services, Inc. 201,296
6,120,111
Machinery (2.4%):
7,267 3D Systems Corp.* 11,191
2,553 AGCO Corp. 263,367
463 Alamo Group, Inc. 101,110
935 Albany International Corp. 65,572
3,753 Allison Transmission Holdings, Inc. 356,497
1,018 Astec Industries, Inc. 42,440
837 Blue Bird Corp.* 36,125
5,581 Caterpillar, Inc. 2,166,600
1,433 Chart Industries, Inc.* 235,943
42,650 CNH Industrial NV 552,744
504 Columbus McKinnon Corp. 7,696
707 Commercial Vehicle Group, Inc.* 1,174
1,385 Crane Co. 262,998
3,126 Cummins, Inc. 1,023,765
2,686 Deere & Co. 1,365,804
4,395 Donaldson Co., Inc. 304,793
471 Douglas Dynamics, Inc. 13,880
2,268 Dover Corp. 415,566
475 Energy Recovery, Inc.* 6,071
1,760 Enerpac Tool Group Corp. 71,386
697 Enpro, Inc. 133,510

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Machinery, continued
1,850 Esab Corp. $ 223,017
864 ESCO Technologies, Inc. 165,776
1,959 Federal Signal Corp. 208,477
4,041 Flowserve Corp. 211,546
6,191 Fortive Corp. 322,737
1,334 Franklin Electric Co., Inc. 119,713
10,008 Gates Industrial Corp. plc* 230,484
889 Gencor Industries, Inc.* 12,446
606 Gorman-Rupp Co. (The) 22,252
4,580 Graco, Inc. 393,743
1,381 Greenbrier Cos., Inc. (The) 63,595
650 Helios Technologies, Inc. 21,690
2,088 Hillenbrand, Inc. 41,906
4,909 Hillman Solutions Corp.* 35,050
490 Hurco Cos., Inc.* 9,261
896 Hyster-Yale, Inc. 35,643
1,133 IDEX Corp. 198,921
4,259 Illinois Tool Works, Inc. 1,053,038
5,987 Ingersoll Rand, Inc. 497,999
2,390 ITT, Inc. 374,824
269 JBT Marel Corp. 32,350
363 Kadant, Inc. 115,234
3,829 Kennametal, Inc. 87,914
787 L.B. Foster Co., Class A* 17,212
1,403 Lincoln Electric Holdings, Inc. 290,870
221 Lindsay Corp. 31,879
1,300 Luxfer Holdings plc 15,834
2,529 Manitowoc Co., Inc. (The)* 30,399
1,979 Middleby Corp. (The)* 284,976
285 Miller Industries, Inc. 12,671
3,387 Mueller Industries, Inc. 269,165
5,048 Mueller Water Products, Inc., Class A 121,354
1,258 NN, Inc.*^ 2,642
864 Nordson Corp. 185,216
158 Omega Flex, Inc. 5,116
2,234 Oshkosh Corp. 253,648
4,869 Otis Worldwide Corp. 482,128
8,430 PACCAR, Inc. 801,356
928 Parker-Hannifin Corp. 648,180
1,058 Park-Ohio Holdings Corp. 18,896
5,118 Pentair plc 525,414
1,150 Proto Labs, Inc.* 46,046
847 RBC Bearings, Inc.* 325,926
1,882 REV Group, Inc. 89,564
612 Shyft Group, Inc. (The) 7,674
1,172 Snap-on, Inc. 364,703
1,395 SPX Technologies, Inc.* 233,914
444 Standex International Corp. 69,477
3,210 Stanley Black & Decker, Inc. 217,477
1,047 Symbotic, Inc.*^ 40,676
537 Tennant Co. 41,607
1,077 Terex Corp. 50,285
1,565 Timken Co. (The) 113,541
3,046 Titan International, Inc.* 31,282
3,387 Toro Co. (The) 239,393
3,637 Trinity Industries, Inc. 98,235
1,855 Wabash National Corp. 19,719
858 Watts Water Technologies, Inc., Class A 210,974
3,002 Westinghouse Air Brake Technologies Corp. 628,469
Shares Value
Common Stocks, continued
Machinery, continued
3,377 Xylem, Inc. $ 436,849
19,178,615
Marine Transportation (0.1%):
795 Costamare Bulkers Holdings, Ltd.* 6,892
3,979 Costamare, Inc. 36,249
1,300 Genco Shipping & Trading, Ltd. 16,991
2,234 Kirby Corp.* 253,358
1,337 Matson, Inc. 148,875
462,365
Media (1.0%):
9,653 Advantage Solutions, Inc.* 12,742
1,413 AMC Networks, Inc., Class A* 8,860
1,200 Boston Omaha Corp., Class A* 16,848
287 Cable One, Inc. 38,977
3,213 Charter Communications, Inc., Class A* 1,313,507
80,264 Comcast Corp., Class A 2,864,622
4,792 Entravision Communications Corp., Class A 11,117
2,931 EW Scripps Co. (The), Class A* 8,617
4,217 Fox Corp., Class A 236,321
4,178 Fox Corp., Class B 215,710
7,573 Gannett Co., Inc.* 27,111
5,136 Integral Ad Science Holding Corp.* 42,680
16,206 Interpublic Group of Cos., Inc. (The) 396,723
2,099 John Wiley & Sons, Inc., Class A 93,678
334 Liberty Broadband Corp., Class A* 32,672
4,052 Liberty Broadband Corp., Class C* 398,636
3,830 Magnite, Inc.* 92,380
131 Marchex, Inc., Class B* 283
4,825 New York Times Co. (The), Class A 270,103
10,755 News Corp., Class A 319,639
5,387 News Corp., Class B 184,828
1,442 Nexstar Media Group, Inc. 249,394
6,423 Omnicom Group, Inc. 462,071
445 Paramount Global, Class A 10,213
20,834 Paramount Global, Class B 268,759
2,064 Ralliant Corp.* 100,067
1,353 Scholastic Corp. 28,386
1,768 Sinclair, Inc. 24,434
4,755 Stagwell, Inc.* 21,397
452 Starz Entertainment Corp.* 7,264
1,890 TechTarget, Inc.* 14,685
6,739 TEGNA, Inc. 112,946
1,103 Thryv Holdings, Inc.* 13,412
2,390 Trade Desk, Inc. (The), Class A* 172,056
5,104 WideOpenWest, Inc.* 20,722
8,091,860
Metals & Mining (0.7%):
4,652 Alcoa Corp. 137,281
438 Alpha Metallurgical Resources, Inc.* 49,266
799 Ampco-Pittsburgh Corp.* 2,365
759 Ascent Industries Co.* 9,571
4,238 ATI, Inc.* 365,909
1,638 Carpenter Technology Corp. 452,710
3,215 Century Aluminum Co.* 57,934
6,342 Cleveland-Cliffs, Inc.* 48,199
18,225 Coeur Mining, Inc.* 161,474
3,541 Commercial Metals Co. 173,190

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Metals & Mining, continued
2,118 Compass Minerals International, Inc.* $ 42,551
7,664 Ferroglobe plc 28,127
841 Fortitude Gold Corp. 3,011
22,609 Freeport-McMoRan, Inc. 980,100
22,580 Hecla Mining Co. 135,254
389 Kaiser Aluminum Corp. 31,081
594 Materion Corp. 47,146
1,230 McEwen Mining, Inc.* 11,820
2,052 Metallus, Inc.* 31,621
4,360 MP Materials Corp.*^ 145,057
14,077 Newmont Corp. 820,126
3,268 Nucor Corp. 423,337
700 Olympic Steel, Inc. 22,813
1,365 Radius Recycling, Inc. 40,527
3,009 Ramaco Resources, Inc., Class A 39,538
113 Ramaco Resources, Inc., Class B 924
1,540 Reliance, Inc. 483,406
1,995 Royal Gold, Inc. 354,791
851 Southern Copper Corp. 86,096
3,882 Steel Dynamics, Inc. 496,935
3,673 SunCoke Energy, Inc. 31,551
1,070 Tredegar Corp.* 9,416
1,717 Warrior Met Coal, Inc. 78,690
1,732 Worthington Steel, Inc. 51,666
5,853,483
Multi-Utilities (0.6%):
3,552 Ameren Corp. 341,134
2,650 Avista Corp. 100,567
1,766 Black Hills Corp. 99,073
8,124 CenterPoint Energy, Inc. 298,476
4,376 CMS Energy Corp. 303,169
4,676 Consolidated Edison, Inc. 469,237
10,292 Dominion Energy, Inc. 581,704
2,701 DTE Energy Co. 357,774
11,290 NiSource, Inc. 455,438
1,876 Northwestern Energy Group, Inc. 96,239
6,232 Public Service Enterprise Group, Inc. 524,610
8,070 Sempra 611,464
305 Unitil Corp. 15,906
4,039 WEC Energy Group, Inc. 420,864
4,675,655
Oil, Gas & Consumable Fuels (3.9%):
13,443 Antero Midstream Corp. 254,745
9,749 Antero Resources Corp.* 392,690
8,630 APA Corp. 157,843
1,287 Ardmore Shipping Corp. 12,355
6,491 Berry Corp. 17,980
3,005 California Resources Corp. 137,238
600 Centrus Energy Corp., Class A* 109,908
5,069 Cheniere Energy, Inc. 1,234,403
24,649 Chevron Corp. 3,529,490
479 Chord Energy Corp. 46,391
7,534 Clean Energy Fuels Corp.* 14,691
4,859 CNX Resources Corp.* 163,651
10,566 Comstock Resources, Inc.* 292,361
24,405 ConocoPhillips 2,190,105
2,012 Core Natural Resources, Inc. 140,317
16,126 Coterra Energy, Inc. 409,278
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
2,427 CVR Energy, Inc. $ 65,165
27,546 Devon Energy Corp. 876,238
8,048 DHT Holdings, Inc. 86,999
5,237 Diamondback Energy, Inc. 719,564
1,758 Dorian LPG, Ltd. 42,860
3,246 DT Midstream, Inc. 356,768
11,018 EOG Resources, Inc. 1,317,863
10,349 EQT Corp. 603,554
4,143 Expand Energy Corp. 484,482
62,505 Exxon Mobil Corp. 6,738,039
3,222 FutureFuel Corp. 12,501
3,367 Green Plains, Inc.* 20,303
682 Gulfport Energy Corp.* 137,198
9,219 Hess Corp. 1,277,200
3,447 HF Sinclair Corp. 141,603
1,748 International Seaways, Inc. 63,767
22,427 Kinder Morgan, Inc. 659,354
1,205 Kinetik Holdings, Inc. 53,080
25,708 Kosmos Energy, Ltd.* 44,218
9,480 Magnolia Oil & Gas Corp., Class A 213,110
5,074 Marathon Petroleum Corp. 842,842
5,206 Matador Resources Co. 248,430
2,021 Murphy Oil Corp. 45,472
6,319 New Fortress Energy, Inc.^ 20,979
4,784 Nordic American Tankers, Ltd. 12,582
5,624 Northern Oil & Gas, Inc. 159,440
17,352 Occidental Petroleum Corp. 728,958
8,104 ONEOK, Inc. 661,530
7,754 Ovintiv, Inc. 295,040
2,100 Par Pacific Holdings, Inc.* 55,713
2,707 PBF Energy, Inc., Class A 58,661
3,867 Peabody Energy Corp. 51,895
10,904 Permian Resources Corp. 148,512
6,692 Phillips 66 798,356
6 PrimeEnergy Resources Corp.* 878
8,206 Range Resources Corp. 333,738
1,883 Scorpio Tankers, Inc. 73,682
4,935 SFL Corp., Ltd. 41,109
1,508 Sitio Royalties Corp., Class A 27,717
5,724 SM Energy Co. 141,440
3,310 Talos Energy, Inc.* 28,069
4,159 Targa Resources Corp. 723,999
6,407 Teekay Corp., Ltd. 52,858
779 Teekay Tankers, Ltd., Class A 32,500
345 Texas Pacific Land Corp. 364,455
11,569 Uranium Energy Corp.* 78,669
6,929 VAALCO Energy, Inc. 25,014
5,210 Valero Energy Corp. 700,328
794 Vital Energy, Inc.* 12,775
622 Vitesse Energy, Inc. 13,740
9,330 W&T Offshore, Inc. 15,394
12,571 Williams Cos., Inc. (The) 789,585
2,201 World Kinect Corp. 62,398
30,664,070
Paper & Forest Products (0.0%
†
):
545 Clearwater Paper Corp.* 14,846
2,699 Louisiana-Pacific Corp. 232,087
1,861 Magnera Corp.* 22,481
3,875 Mercer International, Inc. 13,562

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Paper & Forest Products, continued
2,050 Sylvamo Corp. $ 102,705
385,681
Passenger Airlines (0.4%):
5,060 Alaska Air Group, Inc.* 250,369
639 Allegiant Travel Co.* 35,113
8,590 American Airlines Group, Inc.* 96,380
1,384 Copa Holdings SA, Class A 152,199
21,807 Delta Air Lines, Inc. 1,072,468
2,340 Frontier Group Holdings, Inc.* 8,494
15,406 JetBlue Airways Corp.* 65,167
1,602 SkyWest, Inc.* 164,958
11,510 Southwest Airlines Co. 373,385
2,740 Sun Country Airlines Holdings, Inc.* 32,195
13,099 United Airlines Holdings, Inc.* 1,043,073
3,293,801
Personal Care Products (0.2%):
3,523 BellRing Brands, Inc.* 204,087
15,106 Coty, Inc., Class A* 70,243
1,940 Edgewell Personal Care Co. 45,415
2,038 Estee Lauder Cos., Inc. (The) 164,670
2,298 Herbalife, Ltd.* 19,809
871 Interparfums, Inc. 114,371
31,905 Kenvue, Inc. 667,772
654 Medifast, Inc.* 9,189
1,236 Nature's Sunshine Products, Inc.* 18,281
1,616 Nu Skin Enterprises, Inc., Class A 12,912
340 United-Guardian, Inc. 2,706
645 USANA Health Sciences, Inc.* 19,692
1,349,147
Pharmaceuticals (2.6%):
2,030 Aclaris Therapeutics, Inc.* 2,883
7,684 Amneal Pharmaceuticals, Inc.* 62,164
1,017 Amphastar Pharmaceuticals, Inc.* 23,350
900 ANI Pharmaceuticals, Inc.* 58,725
379 Assertio Holdings, Inc.* 243
39,731 Bristol-Myers Squibb Co. 1,839,148
1,180 Collegium Pharmaceutical, Inc.* 34,893
3,365 Corcept Therapeutics, Inc.* 246,991
1,468 Cumberland Pharmaceuticals, Inc.* 4,918
1,559 Edgewise Therapeutics, Inc.* 20,439
9,737 Elanco Animal Health, Inc.* 139,044
9,412 Eli Lilly & Co. 7,336,936
2,317 Harmony Biosciences Holdings, Inc.* 73,217
3,292 Innoviva, Inc.* 66,136
2,297 Jazz Pharmaceuticals plc, ADR* 243,758
24,806 Johnson & Johnson 3,789,117
640 Ligand Pharmaceuticals, Inc.* 72,755
32,969 Merck & Co., Inc. 2,609,826
237 Nektar Therapeutics* 6,124
6,919 Organon & Co. 66,976
1,467 Pacira BioSciences, Inc.* 35,061
4,791 Perrigo Co plc 128,016
79,812 Pfizer, Inc. 1,934,643
793 Phibro Animal Health Corp., Class A 20,253
2,307 Pliant Therapeutics, Inc.* 2,676
1,833 Prestige Consumer Healthcare, Inc.* 146,365
8,845 Royalty Pharma plc, Class A 318,685
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
2,134 SIGA Technologies, Inc. $ 13,914
2,489 Supernus Pharmaceuticals, Inc.* 78,453
22,924 Viatris, Inc. 204,711
4,981 Zoetis, Inc. 776,787
20,357,207
Professional Services (1.3%):
8,391 Alight, Inc., Class A 47,493
2,592 Amentum Holdings, Inc.* 61,197
726 ASGN, Inc.* 36,249
5,002 Automatic Data Processing, Inc. 1,542,617
1,376 Barrett Business Services, Inc. 57,365
3,066 Booz Allen Hamilton Holding Corp. 319,263
1,899 Broadridge Financial Solutions, Inc. 461,514
669 CACI International, Inc., Class A* 318,912
2,091 CBIZ, Inc.* 149,946
9,227 Clarivate plc* 39,676
1,162 Concentrix Corp. 61,417
6,347 Conduent, Inc.* 16,756
387 CRA International, Inc. 72,512
1,324 CSG Systems International, Inc. 86,470
4,568 Dayforce, Inc.* 253,022
16,906 Dun & Bradstreet Holdings, Inc. 153,676
1,661 Equifax, Inc. 430,814
4,804 ExlService Holdings, Inc.* 210,367
1,216 Exponent, Inc. 90,847
5,623 First Advantage Corp.* 93,398
825 Forrester Research, Inc.* 8,167
901 FTI Consulting, Inc.* 145,511
5,497 Genpact, Ltd. 241,923
421 Heidrick & Struggles International, Inc. 19,265
660 Huron Consulting Group, Inc.* 90,776
600 ICF International, Inc. 50,826
614 Insperity, Inc. 36,914
3,351 Jacobs Solutions, Inc. 440,489
4,759 KBR, Inc. 228,146
1,042 Kelly Services, Inc., Class A 12,202
720 Kforce, Inc. 29,614
2,097 Korn Ferry 153,773
3,343 Legalzoom.com, Inc.* 29,786
2,680 Leidos Holdings, Inc. 422,797
1,553 ManpowerGroup, Inc. 62,741
2,143 Maximus, Inc. 150,439
659 Mistras Group, Inc.* 5,279
2,391 NV5 Global, Inc.* 55,208
2,667 Parsons Corp.* 191,411
5,585 Paychex, Inc. 812,394
1,967 Paycom Software, Inc. 455,164
1,532 Paylocity Holding Corp.* 277,583
2,125 Resources Connection, Inc. 11,411
2,612 Robert Half, Inc. 107,223
1,807 Science Applications International Corp. 203,486
5,295 SS&C Technologies Holdings, Inc. 438,426
5,352 TransUnion 470,976
914 TriNet Group, Inc. 66,850
1,029 TrueBlue, Inc.* 6,668
2,127 TTEC Holdings, Inc.* 10,231
3,454 Upwork, Inc.* 46,422
2,223 Verisk Analytics, Inc. 692,464
4,212 Verra Mobility Corp.* 106,943

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Professional Services, continued
633 Willdan Group, Inc.* $ 39,569
10,624,588
Real Estate Management & Development (0.3%):
3,814 Anywhere Real Estate, Inc.* 13,807
5,108 CBRE Group, Inc., Class A* 715,733
5,910 CoStar Group, Inc.* 475,164
8,528 Cushman & Wakefield plc* 94,405
4,739 DigitalBridge Group, Inc. 49,049
1,626 Douglas Elliman, Inc.* 3,772
1,163 eXp World Holdings, Inc. 10,583
1,407 Forestar Group, Inc.* 28,140
464 FRP Holdings, Inc.* 12,477
2,253 Howard Hughes Holdings, Inc.* 152,077
1,334 Jones Lang LaSalle, Inc.* 341,211
2,147 Marcus & Millichap, Inc. 65,934
6,083 Newmark Group, Inc., Class A 73,908
21,891 Opendoor Technologies, Inc.*^ 11,668
997 Rafael Holdings, Inc., Class B* 1,725
910 RE/MAX Holdings, Inc.* 7,444
357 RMR Group, Inc. (The), Class A 5,837
1,337 St. Joe Co. (The) 63,775
1,447 Tejon Ranch Co.* 24,541
1,463 Zillow Group, Inc., Class A* 100,201
5,124 Zillow Group, Inc., Class C* 358,936
2,610,387
Semiconductors & Semiconductor Equipment (9.3%):
10,242 Advanced Micro Devices, Inc.* 1,453,340
3,849 Allegro MicroSystems, Inc.* 131,597
1,120 Alpha & Omega Semiconductor, Ltd.* 28,739
392 Ambarella, Inc.* 25,898
3,194 Amkor Technology, Inc. 67,042
3,662 Analog Devices, Inc. 871,629
7,539 Applied Materials, Inc. 1,380,165
815 Axcelis Technologies, Inc.* 56,797
37,296 Broadcom, Inc. 10,280,642
437 CEVA, Inc.* 9,605
1,637 Cirrus Logic, Inc.* 170,665
808 Cohu, Inc.* 15,546
1,151 Diodes, Inc.* 60,876
2,467 Enphase Energy, Inc.* 97,817
1,826 Entegris, Inc. 147,267
2,070 First Solar, Inc.* 342,668
2,461 FormFactor, Inc.* 84,683
3,269 GLOBALFOUNDRIES, Inc.* 124,876
1,314 GSI Technology, Inc.* 4,415
948 Ichor Holdings, Ltd.* 18,619
37,973 Intel Corp. 850,595
1,608 KLA Corp. 1,440,350
1,328 Kulicke & Soffa Industries, Inc. 45,949
12,644 Lam Research Corp. 1,230,767
1,388 Lattice Semiconductor Corp.* 67,998
1,342 MACOM Technology Solutions Holdings, Inc.* 192,295
5,307 Marvell Technology, Inc. 410,762
6,192 Microchip Technology, Inc. 435,731
9,818 Micron Technology, Inc. 1,210,069
1,304 MKS, Inc. 129,565
377 Monolithic Power Systems, Inc. 275,730
150 NVE Corp. 11,042
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
285,094 NVIDIA Corp. $ 45,042,001
5,941 NXP Semiconductors NV 1,298,049
10,958 ON Semiconductor Corp.* 574,309
938 Onto Innovation, Inc.* 94,672
1,438 PDF Solutions, Inc.* 30,744
1,050 Penguin Solutions, Inc.* 20,801
1,058 Photronics, Inc.* 19,922
1,089 Power Integrations, Inc. 60,875
2,002 Qorvo, Inc.* 169,990
10,451 QUALCOMM, Inc. 1,664,426
2,376 Rambus, Inc.* 152,112
599 Silicon Laboratories, Inc.* 88,269
504 SiTime Corp.* 107,392
2,582 Skyworks Solutions, Inc. 192,411
2,213 SolarEdge Technologies, Inc.* 45,145
1,275 Synaptics, Inc.* 82,646
4,103 Teradyne, Inc. 368,942
9,226 Texas Instruments, Inc. 1,915,502
1,851 Ultra Clean Holdings, Inc.* 41,777
524 Universal Display Corp. 80,937
1,442 Veeco Instruments, Inc.* 29,301
73,753,962
Software (8.3%):
2,814 A10 Networks, Inc. 54,451
3,545 ACI Worldwide, Inc.* 162,751
4,656 Adeia, Inc. 65,836
4,271 Adobe, Inc.* 1,652,365
300 Agilysys, Inc.* 34,392
1,449 Alarm.com Holdings, Inc.* 81,970
988 Alkami Technology, Inc.* 29,778
1,210 ANSYS, Inc.* 424,976
425 Appfolio, Inc., Class A* 97,869
3,845 AppLovin Corp., Class A* 1,346,058
596 Atlassian Corp., Class A* 121,042
22,808 Aurora Innovation, Inc.* 119,514
2,360 Autodesk, Inc.* 730,585
2,272 Aware, Inc.* 4,271
5,520 Bentley Systems, Inc., Class B 297,914
3,366 BILL Holdings, Inc.* 155,711
1,458 Blackbaud, Inc.* 93,618
987 BlackLine, Inc.* 55,884
4,589 Box, Inc., Class A* 156,806
2,346 Cadence Design Systems, Inc.* 722,920
16,691 CCC Intelligent Solutions Holdings, Inc.* 157,062
2,772 Cerence, Inc.* 28,302
1,976 Clear Secure, Inc., Class A 54,854
606 Commvault Systems, Inc.* 105,644
491 Consensus Cloud Solutions, Inc.* 11,323
1,715 Corpay, Inc.* 569,071
847 Crowdstrike Holdings, Inc., Class A* 431,386
2,336 Datadog, Inc., Class A* 313,795
245 Dave, Inc.* 65,760
4,872 Digital Turbine, Inc.* 28,745
3,399 Docusign, Inc.* 264,748
1,788 Dolby Laboratories, Inc., Class A 132,777
3,378 DoubleVerify Holdings, Inc.* 50,569
4,948 Dropbox, Inc., Class A* 141,513
5,606 Dynatrace, Inc.* 309,507
14,406 E2open Parent Holdings, Inc.* 46,531

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Software, continued
309 Fair Isaac Corp.* $ 564,840
1,378 Five9, Inc.* 36,489
8,011 Fortinet, Inc.* 846,923
3,553 Freshworks, Inc., Class A* 52,975
19,639 Gen Digital, Inc. 577,387
1,492 Guidewire Software, Inc.* 351,291
412 HubSpot, Inc.* 229,332
3,339 Informatica, Inc., Class A* 81,305
729 Intapp, Inc.* 37,631
990 InterDigital, Inc. 221,988
1,778 Intuit, Inc. 1,400,406
3,554 Jamf Holding Corp.* 33,799
1,894 JFrog, Ltd.* 83,109
1,376 Klaviyo, Inc., Class A* 46,206
1,093 Life360, Inc.* 71,318
2,986 LiveRamp Holdings, Inc.* 98,657
903 Manhattan Associates, Inc.* 178,315
2,281 Meridianlink, Inc.* 37,021
76,196 Microsoft Corp. 37,900,652
4,817 N-able, Inc.* 39,018
3,127 nCino, Inc.* 87,462
7,631 NCR Voyix Corp.* 89,512
6,392 Nutanix, Inc., Class A* 488,605
3,994 Olo, Inc., Class A* 35,547
879 OneSpan, Inc. 14,671
20,157 Oracle Corp., ADR 4,406,925
8,088 Palantir Technologies, Inc., Class A* 1,102,556
4,088 Palo Alto Networks, Inc.* 836,568
4,718 Pegasystems, Inc. 255,385
755 Procore Technologies, Inc.* 51,657
1,464 Progress Software Corp. 93,462
1,556 PTC, Inc.* 268,161
877 Q2 Holdings, Inc.* 82,078
1,044 Qualys, Inc.* 149,156
947 RingCentral, Inc., Class A* 26,847
854 Roper Technologies, Inc. 484,081
7,170 Salesforce, Inc. 1,955,187
1,627 Samsara, Inc., Class A* 64,722
1,200 Sapiens International Corp. NV 35,100
4,881 SentinelOne, Inc., Class A* 89,225
1,264 ServiceNow, Inc.* 1,299,493
3,394 Sprinklr, Inc., Class A* 28,713
577 SPS Commerce, Inc.* 78,524
254 Synchronoss Technologies, Inc.* 1,740
957 Synopsys, Inc.* 490,635
2,249 Teradata Corp.* 50,175
493 Tyler Technologies, Inc.* 292,270
6,213 UiPath, Inc., Class A* 79,526
10,394 Unity Software, Inc.* 251,535
1,628 Verint Systems, Inc.* 32,023
1,088 Vertex, Inc., Class A* 38,445
1,396 Workday, Inc., Class A* 335,040
1,862 Xperi, Inc.* 14,728
3,400 Yext, Inc.* 28,900
3,848 Zoom Communications, Inc.* 300,067
843 Zscaler, Inc.* 264,651
66,212,332
Specialty Retail (2.3%):
893 1-800-Flowers.com, Inc., Class A*^ 4,394
Shares Value
Common Stocks, continued
Specialty Retail, continued
2,382 Abercrombie & Fitch Co.* $ 197,349
3,539 Academy Sports & Outdoors, Inc. 158,583
1,580 Advance Auto Parts, Inc.^ 73,454
7,243 American Eagle Outfitters, Inc. 69,678
200 America's Car-Mart, Inc.* 11,208
5,080 Arko Corp. 21,488
793 Asbury Automotive Group, Inc.* 189,162
1,751 AutoNation, Inc.* 347,836
199 AutoZone, Inc.* 738,734
2,163 Bath & Body Works, Inc. 64,803
7,542 Best Buy Co., Inc. 506,294
1,432 Beyond, Inc.* 9,852
969 Boot Barn Holdings, Inc.* 147,288
2,508 Buckle, Inc. (The) 113,738
583 Build-A-Bear Workshop, Inc. 30,059
1,778 Burlington Stores, Inc.* 413,634
1,672 Camping World Holdings, Inc., Class A 28,742
4,550 CarMax, Inc.* 305,805
1,830 Carvana Co.* 616,637
1,987 Cato Corp. (The), Class A* 5,583
3,328 Chewy, Inc., Class A* 141,839
566 Citi Trends, Inc.* 18,899
3,425 Designer Brands, Inc., Class A 8,151
3,630 Destination XL Group, Inc.* 4,029
2,689 Dick's Sporting Goods, Inc. 531,911
896 Five Below, Inc.* 117,537
1,700 Floor & Decor Holdings, Inc., Class A* 129,132
2,110 Foot Locker, Inc.* 51,695
11,456 GameStop Corp., Class A* 279,412
17,053 Gap, Inc. (The) 371,926
435 Genesco, Inc.* 8,565
489 Group 1 Automotive, Inc. 213,551
2,846 Guess?, Inc. 34,408
583 Haverty Furniture Cos., Inc. 11,864
11,974 Home Depot, Inc. (The) 4,390,147
1,642 Lands' End, Inc.* 17,586
7,985 Leslie's, Inc.* 3,353
967 Lithia Motors, Inc. 326,672
5,164 Lowe's Cos., Inc. 1,145,737
527 MarineMax, Inc.* 13,249
1,792 Monro, Inc. 26,719
610 Murphy USA, Inc. 248,148
1,294 National Vision Holdings, Inc.* 29,775
1,411 ODP Corp. (The)* 25,581
7,828 O'Reilly Automotive, Inc.* 705,538
1,571 Penske Automotive Group, Inc. 269,913
11,500 Petco Health & Wellness Co., Inc.* 32,545
588 PetMed Express, Inc.* 1,952
1,458 Revolve Group, Inc.* 29,233
255 RH* 48,198
6,400 Ross Stores, Inc. 816,512
6,562 Sally Beauty Holdings, Inc.* 60,764
1,200 Shoe Carnival, Inc. 22,452
1,023 Signet Jewelers, Ltd. 81,380
472 Sleep Number Corp.* 3,188
844 Sonic Automotive, Inc., Class A 67,461
1,606 Sportsman's Warehouse Holdings, Inc.* 5,541
4,730 Stitch Fix, Inc., Class A* 17,501
854 Tilly's, Inc., Class A*^ 1,179

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Specialty Retail, continued
12,604 TJX Cos., Inc. (The) $ 1,556,468
8,768 Tractor Supply Co. 462,687
1,311 Ulta Beauty, Inc.* 613,312
2,049 Upbound Group, Inc. 51,430
3,706 Urban Outfitters, Inc.* 268,833
3,056 Valvoline, Inc.* 115,731
2,782 Victoria's Secret & Co.* 51,523
3,156 Warby Parker, Inc., Class A* 69,211
2,088 Williams-Sonoma, Inc. 341,117
75 Winmark Corp. 28,321
729 Zumiez, Inc.* 9,667
17,935,864
Technology Hardware, Storage & Peripherals (4.9%):
175,283 Apple, Inc. 35,962,813
728 AstroNova, Inc.* 8,438
2,960 Corsair Gaming, Inc.* 27,913
2,509 Dell Technologies, Inc., Class C 307,603
1,231 Diebold Nixdorf, Inc.* 68,197
27,294 Hewlett Packard Enterprise Co. 558,162
12,575 HP, Inc. 307,584
5,192 NetApp, Inc. 553,208
4,287 Pure Storage, Inc., Class A* 246,845
2,214 Sandisk Corp.* 100,405
2,606 Seagate Technology Holdings plc 376,124
3,380 Stratasys, Ltd.* 38,769
6,642 Western Digital Corp. 425,022
38,981,083
Textiles, Apparel & Luxury Goods (0.6%):
2,021 Birkenstock Holding plc* 99,393
3,285 Capri Holdings, Ltd.* 58,144
1,436 Carter's, Inc. 43,267
1,900 Columbia Sportswear Co. 116,052
2,586 Crocs, Inc.* 261,910
810 Culp, Inc.* 3,183
4,367 Deckers Outdoor Corp.* 450,107
8,476 Figs, Inc., Class A* 47,805
1,494 Fossil Group, Inc.* 2,211
1,294 G-III Apparel Group, Ltd.* 28,986
16,912 Hanesbrands, Inc.* 77,457
1,895 Kontoor Brands, Inc. 125,013
2,609 Lululemon Athletica, Inc.* 619,846
1,088 Movado Group, Inc. 16,592
10,425 NIKE, Inc., Class B 740,592
469 Oxford Industries, Inc. 18,877
966 PVH Corp. 66,268
1,228 Ralph Lauren Corp. 336,816
570 Rocky Brands, Inc. 12,648
4,932 Skechers USA, Inc., Class A* 311,209
2,673 Steven Madden, Ltd. 64,099
700 Superior Group of Cos., Inc. 7,210
9,110 Tapestry, Inc. 799,949
6,570 Under Armour, Inc., Class A* 44,873
10,541 Under Armour, Inc., Class C* 68,411
1,027 Unifi, Inc.* 5,361
802 Vera Bradley, Inc.* 1,772
10,180 VF Corp. 119,615
Shares Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
623 Wolverine World Wide, Inc. $ 11,264
4,558,930
Tobacco (0.5%):
15,785 Altria Group, Inc. 925,475
15,337 Philip Morris International, Inc. 2,793,328
400 Turning Point Brands, Inc. 30,308
947 Universal Corp. 55,153
3,804,264
Trading Companies & Distributors (0.9%):
4,515 Air Lease Corp. 264,082
1,135 Applied Industrial Technologies, Inc. 263,831
424 BlueLinx Holdings, Inc.* 31,537
954 Boise Cascade Co. 82,826
5,704 Core & Main, Inc., Class A* 344,236
5,864 Custom Truck One Source, Inc.* 28,968
3,659 DNOW, Inc.* 54,263
644 DXP Enterprises, Inc.* 56,447
15,897 Fastenal Co. 667,674
4,614 Ferguson Enterprises, Inc. 1,004,698
1,862 FTAI Aviation, Ltd. 214,204
1,483 GATX Corp. 227,729
977 Global Industrial Co. 26,389
1,243 GMS, Inc.* 135,176
1,628 Herc Holdings, Inc. 214,391
2,780 Hudson Technologies, Inc.* 22,574
730 McGrath RentCorp 84,651
2,381 MRC Global, Inc.* 32,643
1,976 MSC Industrial Direct Co., Inc. 168,000
2,681 Rush Enterprises, Inc., Class A 138,098
547 Rush Enterprises, Inc., Class B 28,707
1,018 SiteOne Landscape Supply, Inc.* 123,117
173 Transcat, Inc.* 14,871
1,773 United Rentals, Inc. 1,335,778
778 W.W. Grainger, Inc. 809,307
467 Watsco, Inc. 206,237
84 Watsco, Inc., Class B 36,779
1,735 WESCO International, Inc. 321,322
152 Willis Lease Finance Corp. 21,703
6,960,238
Water Utilities (0.1%):
830 American States Water Co. 63,628
2,450 American Water Works Co., Inc. 340,819
491 Artesian Resources Corp., Class A 16,478
1,755 California Water Service Group 79,817
7,519 Essential Utilities, Inc. 279,256
626 H2O America 32,533
355 Middlesex Water Co. 19,234
669 Pure Cycle Corp.* 7,172
372 York Water Co. (The) 11,755
850,692
Wireless Telecommunication Services (0.3%):
5,179 Gogo, Inc.* 76,028
1,649 Spok Holdings, Inc. 29,154
4,750 Telephone and Data Systems, Inc. 169,005
7,098 T-Mobile US, Inc. 1,691,170

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2025 .
Shares Value
Common Stocks, continued
Wireless Telecommunication Services, continued
2,190 United States Cellular Corp.* $ 140,094
2,105,451
Total Common Stocks (Cost $491,943,744 ) 793,583,195
Rights (0.0%
†
):
Biotechnology (0.0%
†
):
4,602 Poseida Therapeutics, Inc. CVR, Expires on
12/31/28* 2,301
Diversified Telecommunication Services (0.0%
†
):
158 Communications Systems I CVR, Expires on 1/1/29* 19
3,435 Mirati Therapeutics, Inc. CVR, Expires on 1/1/26* 10,545
10,564
Health Care Equipment & Supplies (0.0%
†
):
278 ABIOMED, Inc. CVR, Expires on 1/2/26* 4,340
Health Care Providers & Services (0.0%
†
):
1,262 Albireo Pharma, Inc. CVR, Expires on 3/2/26* 8,835
6,176 Chinook Therapeutics CVR, Expires on 1/1/26* 12,352
Shares Value
Rights, continued
Health Care Providers & Services, continued
2,004 Chinook Therapeutics CVR, Expires on 12/31/49* $ 761
21,948
Household Products (0.0%
†
):
11,626 Spectrum - Crv CVR, Expires on 1/1/26* —
Paper & Forest Products (0.0%
†
):
7,745 Resolute Fst CVR, Expires on 1/1/26* 2,063
Total Rights (Cost $23,506) 41,216
Unaffiliated Investment Companies (0.3%):
Money Market Funds (0.3%):
1,418,440 BlackRock Liquidity FedFund, Institutional Class,
4.55%(b)(c) 1,418,440
1,158,080 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 4.11%(c) 1,158,080
Total Unaffiliated Investment Companies (Cost $2,576,520) 2,576,520
Total Investment Securities
(Cost $494,543,770 ) — 100.1% 796,200,931
Net other assets (liabilities) — (0.1)% (416,220)
Net Assets — 100.0% $ 795,784,711
ADR—American Depository Receipt
CVR—Contingency Valued Rights
* Non-income producing security.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of June 30, 2025. The total value of securities on loan as of June 30, 2025 was $1,389,776.
(a) Security was valued using significant unobservable inputs as of June 30, 2025.
(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2025.
(c) The rate represents the effective yield at June 30, 2025.
Amounts shown as “—“ are either $0 or round to less than $1.

AZL DFA U.S. Core Equity Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2025
(Unaudited)
Assets:
Investment securities, at cost $ 494,543,770
aaa
aaa
Investment securities, at value(a) $ 796,200,931
Interest and dividends receivable 395,525
Receivable for investments sold 1,904,471
Prepaid expenses 2,043
Reclaims receivable 5,986
Total Assets 798,508,956
Liabilities:
Payable for investments purchased 12,352
Payable for capital shares redeemed 752,507
Payable for collateral received on loaned securities 1,418,440
Management fees payable 309,504
Administration fees payable 42,116
Distribution fees payable 161,200
Custodian fees payable 4,966
Administrative and compliance services fees payable 406
Transfer agent fees payable 2,330
Trustee fees payable 2,363
Other accrued liabilities 18,061
Total Liabilities 2,724,245
Commitments and contingent liabilities^
Net Assets
$ 795,784,711
Net Assets Consist of:
Paid in capital $ 401,696,540
Total distributable earnings 394,088,171
Net Assets
$ 795,784,711
Shares of beneficial interest (unlimited number of shares authorized, no par value) 49,083,979
Net Asset Value (offering and redemption price per share) $ 16.21
(a) Includes securities on loan of $1,389,776.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends $ 5,642,555
Dividends from affiliates 12,051
Income from securities lending 6,525
Foreign withholding tax (5,610)
Total Investment Income 5,655,521
Expenses:
Management fees 3,095,562
Administration fees 156,601
Distribution fees 967,363
Custodian fees 11,726
Administrative and compliance services fees 9,703
Transfer agent fees 8,260
Trustee fees 21,249
Professional fees 23,402
Shareholder reports 1,815
Other expenses 11,121
Total expenses before reductions 4,306,802
Less Management fees contractually waived (1,238,225)
Net expenses 3,068,577
Net Investment Income/(Loss)
2,586,944
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 14,483,941
Change in net unrealized appreciation/depreciation on securities and foreign currencies 19,055,323
Net realized and Change in net unrealized gains/losses on
investments
33,539,264
Change in Net Assets Resulting From Operations
$ 36,126,208

AZL DFA U.S. Core Equity Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Six Months Ended
June 30, 2025
For the
Year Ended
December 31, 2024
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 2,586,944 $ 5,581,762
Net realized gains/(losses) on investments 14,483,941 72,546,064
Change in unrealized appreciation/depreciation on investments 19,055,323 76,527,924
Change in net assets resulting from operations 36,126,208 154,655,750
Distributions to Shareholders:
Distributions — (77,321,606)
Change in net assets resulting from distributions to shareholders — (77,321,606)
Capital Transactions:
Proceeds from shares issued 36,797,642 100,108,259
Proceeds from dividends reinvested — 77,321,606
Value of shares redeemed (84,617,181) (217,489,328)
Change in net assets resulting from capital transactions (47,819,539) (40,059,463)
Change in net assets (11,693,331) 37,274,681
Net Assets:
Beginning of period 807,478,042 770,203,361
End of period $ 795,784,711 $ 807,478,042
Share Transactions:
Shares issued 2,571,373 6,662,728
Dividends reinvested — 5,100,370
Shares redeemed (5,525,796) (14,054,166)
Change in shares (2,954,423) (2,291,068)
Amounts shown as “—” are either $0 or round to less than $1.

AZL DFA U.S. Core Equity Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
(Unaudited)
Net Asset Value, Beginning of Period
$15.52 $14.18 $12.27 $16.91 $14.61 $13.53
Investment Activities:
Net Investment Income/(Loss)(a) 0 .05  0 .10  0 .12  0 .12  0 .11  0 .12
Net Realized and Unrealized Gains/(Losses)
on Investments 0 .64  2 .73  2 .32  ( 2 .78 ) 3 .76  2 .13
Total from Investment Activities 0 .69  2 .83  2 .44  ( 2 .66 ) 3 .87  2 .25
Distributions to Shareholders From:
Net Investment Income —  ( 0 .12 ) ( 0 .07 ) ( 0 .11 ) ( 0 .16 ) ( 0 .16 )
Net Realized Gains —  ( 1 .37 ) ( 0 .46 ) ( 1 .87 ) ( 1 .41 ) ( 1 .01 )
Total Dividends —  ( 1 .49 ) ( 0 .53 ) ( 1 .98 ) ( 1 .57 ) ( 1 .17 )
Net Asset Value, End of Period
$16.21 $15.52 $14.18 $12.27 $16.91 $14.61
Total Return
(b) 4 .45% (c) 20.24% 20.43% (15.38) % 27.31% 17.70%
Ratios to Average Net Assets/
Supplemental Data:
Net Assets, End of Period (000's) $795,785 $807,478 $770,203 $381,536 $503,931 $478,781
Net Investment Income/(Loss)(d) 0 .67% 0 .67% 0 .92% 0 .83% 0 .64% 0 .95%
Expenses Before Reductions(d)(e) 1 .11% 1 .10% 1 .10% 1 .09% 1 .10% 1 .11%
Expenses Net of Reductions(d) 0 .79% 0 .78% 0 .78% 0 .82% 0 .84% 0 .85%
Portfolio Turnover Rate 4% (c) 15% 29% 4% 9% 11%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL DFA U.S. Core Equity Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA U.S. Core
Equity Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

AZL DFA U.S. Core Equity Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2025 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9%
of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $655 during the period ended June 30, 2025. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $1,418,440 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2025. At June 30, 2025, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2025, the Fund did not engage in any Rule 17a-7 transactions.
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA” or the
“Subadviser”), DFA provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the
Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager.
The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
For the period ended June 30, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The Manager waived, prior to any application of expense limit, the management fee to 0.48% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2026. The annual rate due to the
Subadviser from the Manager is 0.12% of the first $100 million of the Fund’s net assets and 0.10% of the Fund’s net assets over $100 million.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund’s expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30,
2025, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
Annual Rate* Annual Expense Limit
AZL DFA U.S. Core Equity Fund 0.80% 1.20%

AZL DFA U.S. Core Equity Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the
Fund's average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.

AZL DFA U.S. Core Equity Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2025 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the period ended June 30, 2025, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security or other asset may fluctuate significantly due to factors such as changes in general market conditions, including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiment, or instability or other disruptive events in the local, regional or global markets. Certain changes in the U.S. economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the Fund's securities.
Technology Sector Risk : Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
Value Stocks Risk : Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. If the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. Value stocks also may underperform the market for long periods of time.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 was $526,889,563. The gross unrealized appreciation/
(depreciation) on a tax basis was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024, was as follows:
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 793,572,938 $ 10,257 $ —
#
$ 793,583,195
Rights
+
— 41,216 — 41,216
Unaffiliated Investment Companies 2,576,520 — — 2,576,520
Total Investment Securities $796,149,458 $51,473 $— $796,200,931
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
#
Represents the interest in securities that were determined to have a value of zero at June 30, 2025.
Purchases Sales
AZL DFA U.S. Core Equity Fund $34,021,951 $77,993,299
Unrealized appreciation $309,680,827
Unrealized (depreciation) (27,813,184)
Net unrealized appreciation/(depreciation) $281,867,643
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL DFA U.S. Core Equity Fund $7,547,370 $69,774,236 $77,321,606
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

AZL DFA U.S. Core Equity Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2025, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 95% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.
9. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL DFA U.S. Core Equity Fund $7,667,874 $68,426,446 $— $281,867,643 $357,961,963
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales and investments in real estate investment trusts.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts
Not applicable.

SARRPT0625 08/25
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Enhanced Bond Index Fund
Semi-Annual Financial Statements and Other Information
June 30, 2025
(Unaudited)

AZL® Enhanced Bond Index Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Asset Backed Securities (5.8%):
$ 2,590,957 Affirm Asset Securitization Trust, Class A, Series
2025-X1, 5.08%, 4/15/30, Callable 1/15/27 @
100(a) $ 2,592,475
1,333,302 ARI Fleet Lease Trust, Class A2, Series 2024-A,
5.30%, 11/15/32, Callable 9/15/27 @ 100(a) 1,338,380
381,000 AutoNation Finance Trust, Class A3, Series 2025-
1A, 4.62%, 11/13/29, Callable 5/10/28 @ 100(a) 384,113
6,894,000 BA Credit Card Trust, Class A1, Series 2023-A1,
4.79%, 5/15/28 6,923,500
1,765,000 Bank of America Auto Trust, Class A3, Series 2025-
1A 3, 4.35%, 11/20/29, Callable 7/20/28 @ 100(a) 1,767,200
793,169 Carmax Auto Owner Trust, Class A3, Series 2023-2,
5.05%, 1/18/28, Callable 5/15/27 @ 100 795,760
3,038,864 Chesapeake Funding II LLC, Class A1, Series 2024-
1A, 5.52%, 5/15/36, Callable 7/15/27 @ 100(a) 3,067,766
1,576,327 Chesapeake Funding II LLC, Class A1, Series 2023-
2A, 6.16%, 10/15/35, Callable 10/15/26 @ 100(a) 1,593,727
721,553 College Ave Student Loans LLC, Class A2, Series
2021-B, 1.76%, 6/25/52, Callable 1/25/34 @ 100(a) 657,172
91,188 College Ave Student Loans LLC, Class A1, Series
2021-A, 5.54%(TSFR1M+121bps), 7/25/51,
Callable 2/25/32 @ 100(a) 91,664
1,219,244 College Ave Student Loans LLC, Class A2, Series
2023-A, 5.33%, 5/25/55, Callable 4/25/37 @ 100(a) 1,226,868
689,452 College Ave Student Loans LLC, Class A2, Series
2021-C, 2.32%, 7/26/55(a) 638,784
2,091,000 Dell Equipment Finance Trust, Class A2, Series
2025-1, 4.68%, 7/22/27, Callable 7/22/27 @ 100(a) 2,098,220
5,359,000 Discover Card Execution Note Trust, Class A, Series
2023-A1, 4.31%, 3/15/28 5,353,700
264,968 EDvestinU Private Education Loan Issue No 3 LLC,
Class A, Series 2021-A, 1.80%, 11/25/45(a) 243,078
2,757,780 ELFI Graduate Loan Program LLC, Class A, Series
2023-A, 6.37%, 2/4/48, Callable 5/25/34 @ 100(a) 2,911,157
1,543,000 Enterprise Fleet Financing LLC, Class A3, Series
2024-3, 4.98%, 8/21/28, Callable 11/20/27 @
100(a) 1,562,384
773,000 Enterprise Fleet Financing LLC, Class A3, Series
2022-3, 4.29%, 7/20/29, Callable 11/20/25 @
100(a) 771,970
423,000 Enterprise Fleet Financing LLC, Class A3, Series
2024-1, 5.16%, 9/20/30, Callable 8/20/27 @ 100(a) 429,733
554,006 Enterprise Fleet Financing LLC, Class A2, Series
2023-2, 5.56%, 4/22/30, Callable 2/20/27 @ 100(a) 557,222
5,289,000 Ford Credit Auto Owner Trust, Class A, Series 2025-
1, 4.86%, 8/15/37, Callable 2/15/30 @ 100(a)(b) 5,399,778
2,056,609 Foundation Finance Trust, Class A, Series 2024-1A,
5.50%, 12/15/49, Callable 9/15/30 @ 100(a) 2,092,911
2,700,077 Foundation Finance Trust, Class A, Series 2025-1A,
4.95%, 4/15/50, Callable 6/15/33 @ 100(a) 2,710,932
165,284 GoodLeap Sustainable Home Solutions Trust, Class
A, Series 2022-3CS, 4.95%, 7/20/49, Callable
3/20/44 @ 100(a) 149,233
334,030 GoodLeap Sustainable Home Solutions Trust, Class
A, Series 2022-1GS, 2.70%, 1/20/49, Callable
9/20/37 @ 100(a) 290,002
1,611,534 GreatAmerica Leasing Receivables Funding LLC,
Class A2, Series 2024-2, 5.28%, 3/15/27, Callable
3/15/27 @ 100(a) 1,617,949
Principal Amount Value
Asset Backed Securities, continued
$ 6,682,000 John Deere Owner Trust, Class A3, Series 2024-A,
4.96%, 11/15/28, Callable 11/15/27 @ 100 $ 6,739,780
3,468,323 John Deere Owner Trust, Class A3, Series 2023-B,
5.18%, 3/15/28, Callable 1/15/27 @ 100 3,486,708
589,000 M&T Equipment Notes, Class A2, Series 2025-1A,
4.70%, 12/16/27, Callable 12/16/27 @ 100(a) 589,021
63,580 Mercedes-Benz Auto Receivables Trust, Class A3,
Series 2022-1, 5.21%, 8/16/27, Callable 11/15/26
@ 100 63,780
1,692,721 MMAF Equipment Finance LLC, Class A4, Series
2024-A, 5.10%, 7/13/49, Callable 10/13/30 @
100(a) 1,736,641
129,245 Mosaic Solar Loan Trust, Class A, Series 2022-2A,
4.38%, 1/21/53, Callable 4/20/37 @ 100(a) 119,788
15,512 Navient Private Education Loan Trust, Class A2A,
Series 2018-BA, 3.61%, 12/15/59, Callable 1/15/28
@ 100(a) 15,422
1,246,391 Navient Private Education Refi Loan Trust, Class A,
Series 2021-DA, 5.51%(PRIME-(199)bps), 4/15/60,
Callable 5/15/32 @ 100(a) 1,224,585
615,790 Navient Private Education Refi Loan Trust, Class
A1B, Series 2020-IA, 5.43%(TSFR1M+111bps),
4/15/69, Callable 4/15/32 @ 100(a) 612,457
3,716,921 Navient Private Education Refi Loan Trust, Class A,
Series 2021-EA, 0.97%, 12/16/69, Callable 6/15/30
@ 100(a) 3,322,469
687,373 Navient Private Education Refi Loan Trust, Class A,
Series 2020-FA, 1.22%, 7/15/69, Callable 1/15/28
@ 100(a) 641,031
1,206,792 Navient Private Education Refi Loan Trust, Class
A2A, Series 2019-D, 3.01%, 12/15/59, Callable
9/15/31 @ 100(a) 1,173,943
256,728 Navient Private Education Refi Loan Trust, Class A,
Series 2021-A, 0.84%, 5/15/69, Callable 12/15/28
@ 100(a) 233,625
3,647,342 Navient Private Education Refi Loan Trust, Class A,
Series 2023-A, 5.51%, 10/15/71, Callable 8/15/33
@ 100(a) 3,726,006
25,075 Navient Student Loan Trust, Class A2, Series 2018-
EA, 4.00%, 12/15/59, Callable 10/15/25 @ 100(a) 24,965
2,654,000 Navistar Financial Dealer Note Master Owner Trust,
Class A, Series 2024-1, 5.59%, 4/25/29(a) 2,674,616
1,246,000 Navistar Financial Dealer Note Master Owner Trust
II, Class A, Series 2023-1, 6.18%, 8/25/28(a) 1,247,083
1,950,945 Nelnet Student Loan Trust, Class AFL, Series 2021-
CA, 5.17%(TSFR1M+85bps), 4/20/62, Callable
11/20/31 @ 100(a) 1,937,687
3,168,087 Nelnet Student Loan Trust, Class AFL, Series 2021-
BA, 5.21%(TSFR1M+89bps), 4/20/62, Callable
7/20/29 @ 100(a) 3,174,731
3,021,720 Nelnet Student Loan Trust, Class A1B, Series 2025-
AA, 5.40%(SOFR30A+110bps), 3/15/57, Callable
8/15/36 @ 100(a) 2,990,160
1,668,405 Nelnet Student Loan Trust, Class APT2, Series
2021-A, 1.36%, 4/20/62, Callable 9/20/29 @ 100(a) 1,568,215
2,122,000 OneMain Financial Issuance Trust, Class A2, Series
2023-2A, 5.80%(SOFR30A+150bps), 9/15/36,
Callable 9/14/26 @ 100(a) 2,139,874

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Asset Backed Securities, continued
$ 1,726,000 OneMain Financial Issuance Trust, Class A, Series
2023-1A, 5.50%, 6/14/38, Callable 6/14/28 @ 100 $ 1,777,323
8,497,000 PFS Financing Corp., Class A, Series 2024-B, 4.95%,
2/15/29(a) 8,582,333
1,388,000 PFS Financing Corp., Class A, Series 2024-D,
5.34%, 4/15/29(a) 1,411,888
4,930,000 PFS Financing Corp., Class A, Series 2025-B, 4.85%,
2/15/30(a) 4,997,165
189,000 PFS Financing Corp., Class A, Series 2023-A, 5.80%,
3/15/28(a) 190,616
3,221,000 PFS Financing Corp., Class A, Series 2023-C, 5.52%,
10/15/28(a) 3,266,361
7,235,000 PFS Financing Corp., Class A, Series 2023-B, 5.27%,
5/15/28(a) 7,280,783
809,000 Point Broadband Funding LLC, Class A2, Series
2025-1A, 5.34%, 7/20/55, Callable 7/20/28 @
100(a) 809,000
179,919 Prodigy Finance CM2021-1 DAC, Class A, Series
2021-1A, 5.68%(TSFR1M+136bps), 7/25/51,
Callable 11/25/26 @ 100(a) 179,062
671,000 Regional Management Issuance Trust, Class A,
Series 2024-2, 5.11%, 12/15/33, Callable 12/15/26
@ 100(a) 679,212
1,874,000 Regional Management Issuance Trust, Class A,
Series 2021-2, 1.90%, 8/15/33, Callable 8/15/26
@ 100(a) 1,784,835
595,000 Regional Management Issuance Trust, Class A,
Series 2024-1, 5.83%, 7/15/36, Callable 6/15/27
@ 100(a) 608,048
3,522,000 SFS Auto Receivables Securitization Trust, Class A3,
Series 2025-1A, 4.75%, 7/22/30, Callable 5/20/28
@ 100(a) 3,559,876
1,990,404 SMB Private Education Loan Trust, Class APT,
Series 2022-A, 2.85%, 11/16/54(a) 1,869,527
312,247 SMB Private Education Loan Trust, Class B, Series
2021-A, 2.31%, 1/15/53(a) 303,168
2,168,594 SMB Private Education Loan Trust, Class A2A1,
Series 2021-A, 5.16%(TSFR1M+84bps), 1/15/53(a) 2,155,801
894,249 SMB Private Education Loan Trust, Class A1A,
Series 2020-B, 1.29%, 7/15/53(a) 842,168
3,995,743 SMB Private Education Loan Trust, Class A1B,
Series 2022-D, 6.10%(SOFR30A+180bps),
10/15/58(a) 4,047,710
137,423 SMB Private Education Loan Trust, Class A2B,
Series 2020-A, 5.26%(TSFR1M+94bps), 9/15/37(a) 136,430
2,868,724 SMB Private Education Loan Trust, Class A1B,
Series 2024-A, 5.75%(SOFR30A+145bps),
3/15/56(a) 2,896,292
7,490,150 SMB Private Education Loan Trust, Class A1B,
Series 2023-B, 6.10%(SOFR30A+180bps),
10/16/56(a) 7,648,415
63,556 SMB Private Education Loan Trust, Class A2B,
Series 2017-B, 5.18%(TSFR1M+86bps),
10/15/35(a) 63,429
694,860 SMB Private Education Loan Trust, Class APT1,
Series 2021-C, 1.39%, 1/15/53(a) 633,551
2,131,744 SoFi Consumer Loan Program Trust, Class A, Series
2025-1, 4.80%, 2/27/34, Callable 7/25/28 @ 100(a) 2,135,278
1,159,169 SoFi Personal Loan Trust, Class A, Series 2024-1A,
6.06%, 2/12/31, Callable 9/12/27 @ 100(a) 1,164,315
Principal Amount Value
Asset Backed Securities, continued
$ 199,341 SoFi Professional Loan Program LLC, Class A2FX,
Series 2019-B, 3.09%, 8/17/48, Callable 10/15/26
@ 100(a) $ 195,137
164,628 SoFi Professional Loan Program LLC, Class A2FX,
Series 2017-F, 2.84%, 1/25/41, Callable 12/25/25
@ 100(a) 163,229
315,105 SoFi Professional Loan Program Trust, Class AFX,
Series 2020-C, 1.95%, 2/15/46, Callable 9/15/28
@ 100(a) 294,916
570,160 SoFi Professional Loan Program Trust, Class A2FX,
Series 2020-A, 2.54%, 5/15/46, Callable 1/15/28
@ 100(a) 549,075
3,067,000 Toyota Auto Loan Extended Note Trust, Class A,
Series 2023-1A, 4.93%, 6/25/36, Callable 6/25/28
@ 100(a) 3,124,808
1,482,000 Westlake Automobile Receivables Trust, Class A3,
Series 2025-P1, 4.58%, 6/15/29, Callable 12/15/27
@ 100(a) 1,487,823
Total Asset Backed Securities (Cost $151,277,001) 151,545,839
Collateralized Mortgage Obligations (5.0%):
1,154,877 A&D Mortgage Trust, Class A1, Series 2023-NQM5,
7.05%, 11/25/68, Callable 11/25/26 @ 100(a)(b) 1,173,125
2,996,301 A&D Mortgage Trust, Class A1, Series 2025-NQM2,
5.79%, 6/25/70, Callable 5/25/28 @ 100(a)(b) 3,011,173
2,200,000 AGL CLO 28, Ltd., Class AL2, Series 2023-28A,
5.97%(TSFR3M+170bps), 1/21/37, Callable
1/21/26 @ 100(a) 2,203,760
4,895,000 Anchorage Capital CLO 7, Ltd., Class AR3, Series
2015-7A, 5.84%(TSFR3M+156bps), 4/28/37,
Callable 4/28/26 @ 100(a) 4,926,437
3,501,347 Angel Oak Mortgage Trust, Class A1, Series 2024-1,
5.21%, 8/25/68, Callable 1/25/27 @ 100(a)(b) 3,506,758
4,327,952 Angel Oak Mortgage Trust, Class A1, Series 2024-2,
5.99%, 1/25/69, Callable 1/25/27 @ 100(a)(b) 4,430,289
1,086,034 Angel Oak Mortgage Trust, Class A1, Series 2023-6,
6.50%, 12/25/67, Callable 8/25/26 @ 100(a)(b) 1,123,933
1,649,590 Angel Oak Mortgage Trust, Class A1, Series 2025-2,
5.64%, 2/25/70, Callable 2/25/28 @ 100(a)(b) 1,654,147
1,020,376 Angel Oak Mortgage Trust, Class A1, Series 2023-1,
4.75%, 9/26/67, Callable 1/25/26 @ 100(a)(b) 1,011,076
640,000 Apidos CLO LIII, Class A1, Series 2025-53A,
5.65%(TSFR3M+132bps), 7/20/38, Callable
7/20/27 @ 100(a) 641,516
421,590 Apidos CLO XX, Class A1RA, Series 2015-20A,
5.62%(TSFR3M+136bps), 7/16/31, Callable
7/16/25 @ 100(a) 421,976
950,000 Apidos CLO XXV, Class A1R3, Series 2016-25A,
5.41%(TSFR3M+114bps), 1/20/37, Callable
1/20/26 @ 100(a) 947,025
630,000 Ares LXVII CLO, Ltd., Class A1R, Series 2022-67A,
5.47%(TSFR3M+119bps), 1/25/38, Callable
1/25/27 @ 100(a) 628,742
1,205,121 Arroyo Mortgage Trust, Class A1, Series 2022-2,
4.95%, 7/25/57, Callable 7/25/25 @ 100(a) 1,208,646
264,901 Battalion CLO VIII, Ltd., Class A1R2, Series 2015-
8A, 5.60%(TSFR3M+133bps), 7/18/30, Callable
7/18/25 @ 100(a) 265,045

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 1,750,000 Benefit Street Partners CLO, Ltd., Class A1R, Series
2015-6BR, 5.46%(TSFR3M+118bps), 4/20/38,
Callable 4/20/27 @ 100(a) $ 1,750,240
2,965,848 BRAVO Residential Funding Trust, Class A1, Series
2025-NQM4, 5.61%, 2/25/65, Callable 4/25/28 @
100(a)(b) 2,935,961
1,934,749 BRAVO Residential Funding Trust, Class A1, Series
2023-NQM6, 6.60%, 9/25/63, Callable 8/25/26 @
100(a)(b) 1,967,346
2,380,184 BRAVO Residential Funding Trust, Class A1, Series
2025-NQM2, 5.68%, 11/25/64, Callable 2/25/28
@ 100(a)(b) 2,375,826
2,584,934 Chase Home Lending Mortgage Trust, Class
A11, Series 2025-2, 5.51%(SOFR30A+120bps),
12/25/55, Callable 2/25/41 @ 100(a) 2,563,831
188,460 Chase Home Lending Mortgage Trust, Class A11,
Series 2019-ATR2, 5.33%(TSFR1M+101bps),
7/25/49, Callable 8/25/33 @ 100(a) 179,567
101,528 CIM Trust, Class A1, Series 2021-R6, 1.43%,
7/25/61, Callable 9/25/26 @ 100(a)(b) 91,785
541,022 CIM Trust, Class A11, Series 2019-INV3,
5.37%(SOFR30A+106bps), 8/25/49, Callable
8/25/33 @ 100(a) 513,925
561,493 COLT Mortgage Loan Trust, Class A1, Series 2023-
4, 7.16%, 10/25/68, Callable 10/25/26 @ 100(a)(b) 579,640
1,432,202 COLT Mortgage Loan Trust, Class A1, Series 2025-
INV2, 5.60%, 2/25/70, Callable 2/25/28 @ 100(a)(b) 1,416,134
735,831 Cross Mortgage Trust, Class A1A, Series 2023-H2,
7.14%, 11/25/68, Callable 10/25/26 @ 100(a)(b) 755,198
2,699,894 Cross Mortgage Trust, Class A1, Series 2025-H2,
5.36%, 3/25/70, Callable 2/25/28 @ 100(a)(b) 2,696,841
1,312,449 CSMC, Class A1, Series 2021-NQM8, 1.84%,
10/25/66, Callable 7/25/25 @ 100(a)(b) 1,145,614
446,187 CSMC, Class A1, Series 2021-NQM4, 1.10%,
5/25/66, Callable 7/25/25 @ 100(a)(b) 377,697
7,095 Dryden 30 Senior Loan Fund, Class AR, Series 2013-
30A, 5.41%(TSFR3M+108bps), 11/15/28, Callable
8/15/25 @ 100(a) 7,080
755,052 Dryden 37 Senior Loan Fund, Class AR, Series 2015-
37A, 5.62%(TSFR3M+136bps), 1/15/31, Callable
7/15/25 @ 100(a) 755,347
2,835,744 EFMT, Class A1, Series 2025-INV2, 5.39%, 5/26/70,
Callable 4/25/28 @ 100(a)(b) 2,844,131
3,860,000 Elmwood CLO 26, Ltd., Class A1, Series 2024-1A,
5.77%(TSFR3M+150bps), 4/18/37, Callable
4/18/26 @ 100(a) 3,870,692
382,331 Flagstar Mortgage Trust, Class A11, Series 2019-
1INV, 5.38%(TSFR1M+106bps), 10/25/49, Callable
6/25/32 @ 100(a) 364,134
1,120,000 Flatiron CLO 23 LLC, Class AR, Series 2023-1A,
5.55%(TSFR3M+124bps), 4/17/36, Callable
7/17/26 @ 100(a) 1,121,332
312,185 FS RIALTO, Class A, Series  2021-FL2,
5.65%(TSFR1M+133bps), 5/16/38, Callable
7/16/25 @ 100(a) 311,621
2,705,392 GCAT Trust, Class A1, Series 2025-INV2, 6.00%,
5/25/55, Callable 3/25/38 @ 100(a)(b) 2,730,755
1,930,229 GCAT Trust, Class A1, Series 2021-NQM7, 1.92%,
8/25/66, Callable 8/25/31 @ 100(a)(b) 1,724,526
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 3,325,000 Golub Capital Partners CLO 81 B, Ltd., Class A1,
Series 2025-81A(TSFR3M+131bps), 7/20/38(a) $ 3,318,706
1,500,000 Halseypoint CLO 7, Ltd., Class A1R, Series 2023-7A,
5.80%(TSFR3M+145bps), 7/20/38(a) 1,500,000
2,593,662 Homes Trust, Class A1, Series 2025-NQM2, 5.43%,
2/25/70, Callable 4/25/28 @ 100(a)(b) 2,592,618
826,842 Homeward Opportunities Fund Trust, Class A1,
Series 2022-1, 5.08%, 7/25/67, Callable 8/25/25
@ 100(a)(b) 813,289
3,245,000 INCREF LLC, Class A, Series 2025-FL1,
6.05%(TSFR1M+173bps), 10/19/42, Callable
10/19/27 @ 100(a) 3,256,158
125,007 J.P. Morgan Mortgage Trust, Class A11, Series
2019-7, 5.33%(TSFR1M+101bps), 2/25/50,
Callable 3/25/33 @ 100(a) 118,009
901,098 J.P. Morgan Mortgage Trust, Class A3, Series 2024-
2, 6.00%, 8/25/54, Callable 1/25/33 @ 100(a)(b) 909,546
18,454 J.P. Morgan Mortgage Trust, Class A11, Series
2019-LTV3, 5.28%(TSFR1M+96bps), 3/25/50,
Callable 11/25/25 @ 100(a) 18,443
25,161 J.P. Morgan Mortgage Trust, Class A11, Series
2020-LTV1, 5.44%(TSFR1M+111bps), 6/25/50,
Callable 10/25/31 @ 100(a) 25,160
70,402 J.P. Morgan Mortgage Trust, Class A5, Series
2019-LTV3, 3.49%, 3/25/50, Callable 11/25/25 @
100(a)(b) 69,802
877,703 J.P. Morgan Mortgage Trust, Class A4, Series 2021-
10, 2.50%, 12/25/51, Callable 2/25/47 @ 100(a)(b) 777,117
298,625 J.P. Morgan Mortgage Trust, Class A11, Series
2019-INV3, 5.43%(TSFR1M+111bps), 5/25/50,
Callable 4/25/35 @ 100(a) 285,037
334,900 J.P. Morgan Mortgage Trust, Class A11, Series
2019-INV2, 5.33%(TSFR1M+101bps), 2/25/50,
Callable 5/25/37 @ 100(a) 318,561
842,482 J.P. Morgan Mortgage Trust, Class A12, Series
2021-12, 5.00%, 2/25/52, Callable 1/25/44 @
100(a)(b) 820,630
1,354,720 J.P. Morgan Mortgage Trust, Class A12, Series
2021-14, 5.00%, 5/25/52, Callable 5/25/45 @
100(a)(b) 1,319,582
102,133 LCM XVIII LP, Class A1R, Series 18A,
5.55%(TSFR3M+128bps), 4/20/31, Callable
7/20/25 @ 100(a) 102,130
551,730 Madison Park Funding XVIII, Ltd., Class ARR, Series
2015-18A, 5.47%(TSFR3M+120bps), 10/21/30,
Callable 7/21/25 @ 100(a) 551,962
896,613 Madison Park Funding XXXV, Ltd., Class A1R, Series
2019-35A, 5.52%(TSFR3M+125bps), 4/20/32,
Callable 7/20/25 @ 100(a) 897,946
2,441,671 MFA Trust, Class A1, Series 2023-NQM3, 6.62%,
7/25/68, Callable 8/25/26 @ 100(a)(b) 2,477,782
5,334,047 MFA Trust, Class A1, Series 2025-NQM1, 5.44%,
3/25/70, Callable 2/25/28 @ 100(a)(b) 5,290,552
1,720,316 MFA Trust, Class A1, Series 2025-NQM2, 5.68%,
5/27/70, Callable 5/25/28 @ 100(a)(b) 1,729,184
1,076,494 MFA Trust, Class A1, Series 2023-INV2, 6.78%,
10/25/58, Callable 9/25/26 @ 100(a)(b) 1,113,106
8,896,495 Morgan Stanley Residential Mortgage Loan Trust,
Class A1, Series 2025-NQM3, 5.53%, 5/25/70,
Callable 5/25/28 @ 100(a)(b) 8,944,918

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 695,420 Neuberger Berman Loan Advisers CLO
32, Ltd., Class AR, Series 2019-32A,
5.52%(TSFR3M+125bps), 1/20/32, Callable
7/19/25 @ 100(a) $ 696,283
790,000 Oaktree CLO, Ltd., Class ARR, Series 2020-1A,
5.45%(TSFR3M+119bps), 1/15/38, Callable
1/15/27 @ 100(a) 787,084
1,284,842 OBX Trust, Class A1, Series 2025-NQM3, 5.65%,
12/1/64, Callable 2/25/28 @ 100(a)(b) 1,290,582
2,073,986 OBX Trust, Class A1, Series 2025-NQM6, 5.60%,
3/25/65, Callable 3/25/28 @ 100(a)(b) 2,061,220
522,755 OBX Trust, Class A1, Series 2023-NQM9, 7.16%,
10/25/63, Callable 10/25/26 @ 100(a)(b) 538,999
2,721,284 OBX Trust, Class A1, Series 2025-NQM4, 5.40%,
2/25/55, Callable 2/25/28 @ 100(a)(b) 2,695,720
1,175,000 OCP CLO, Ltd., Class A, Series 2025-40A,
5.46%(TSFR3M+114bps), 4/16/38, Callable
4/16/27 @ 100(a) 1,172,068
1,000,000 Octagon 55, Ltd., Class A1, Series 2021-1A,
5.67%(TSFR3M+140bps), 7/20/34, Callable
7/20/25 @ 100(a) 1,000,183
405,577 Octagon Investment Partners XVI, Ltd., Class
A1R, Series 2013-1A, 5.56%(TSFR3M+128bps),
7/17/30, Callable 7/17/25 @ 100(a) 405,845
1,200,000 Octagon Investment Partners XVII, Ltd., Class
A2R2, Series 2013-1A, 5.64%(TSFR3M+136bps),
1/25/31, Callable 7/25/25 @ 100(a) 1,200,401
725,000 PARK BLUE CLO III, Ltd., Class A1R, Series 2023-
3A, 5.80%(TSFR3M+148bps), 4/20/37(a) 728,813
643,203 PRET Trust, Class A1, Series 2025-RPL2, 4.00%,
8/25/64, Callable 3/25/27 @ 100(a)(b) 588,953
1,799,336 PRKCM Trust, Class A1, Series 2021-AFC2, 2.07%,
11/25/56, Callable 3/25/34 @ 100(a)(b) 1,572,135
654,485 PRPM LLC, Class A1, Series 2024-RCF1, 4.00%,
1/25/54, Callable 1/25/26 @ 100(a)(b) 642,221
2,005,619 PRPM Trust, Class A1, Series 2025-NQM1, 5.80%,
11/25/69, Callable 2/25/28 @ 100(a)(b) 1,990,822
728,153 PRPM Trust, Class A1, Series 2024-NQM2, 6.33%,
6/25/69, Callable 7/25/27 @ 100(a)(b) 735,240
955,000 Regatta XVIII Funding, Ltd., Class A1R, Series 2021-
1A, 5.42%(TSFR3M+116bps), 4/15/38, Callable
4/15/27 @ 100(a) 951,441
394,239 Seasoned Credit Risk Transfer Trust, Class MA,
Series 2018-2, 3.50%, 11/25/57, Callable 1/25/45
@ 100 380,548
1,087,480 Seasoned Credit Risk Transfer Trust, Class MA,
Series 2019-2, 3.50%, 8/26/58, Callable 11/25/52
@ 100 1,037,740
2,854,735 Sequoia Mortgage Trust, Class A1A, Series
2024-HYB1, 4.47%, 11/25/63, Callable 1/25/31 @
100(a)(b) 2,830,774
469,939 Sequoia Mortgage Trust, Class A1, Series 2022-1,
2.50%, 2/25/52, Callable 5/25/40 @ 100(a)(b) 381,190
608,577 SG Residential Mortgage Trust, Class A1, Series
2021-1, 1.16%, 7/25/61, Callable 7/25/25 @ 100(a)
(b) 475,127
687,234 SG Residential Mortgage Trust, Class A1, Series
2022-2, 5.35%, 8/25/62, Callable 8/25/25 @ 100(a)
(b) 696,213
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 625,000 Signal Peak CLO 4, Ltd., Class XR, Series 2017-4A,
5.49%(TSFR3M+121bps), 10/26/34, Callable
7/26/25 @ 100(a) $ 624,908
3,200,000 TRESTLES CLO, Ltd., Class A1RR, Series 2017-1A,
5.74%(TSFR3M+146bps), 7/25/37, Callable
7/25/26 @ 100(a) 3,213,664
2,640,285 UWM Mortgage Trust, Class A10, Series 2021-
INV5, 5.00%, 1/25/52, Callable 11/25/47 @ 100(a)
(b) 2,545,400
1,522,631 Verus Securitization Trust, Class A1, Series 2022-2,
4.26%, 2/25/67, Callable 12/25/27 @ 100(a)(b) 1,414,826
Total Collateralized Mortgage Obligations (Cost $130,223,189) 130,141,509
Collateralized Mortgage Backed Securities (4.6%):
995,000 1345T, Class B, Series 2025-AOA,
6.30%(TSFR1M+200bps), 6/15/30(a) 1,000,289
2,045,000 1345T, Class A, Series 2025-AOA,
5.90%(TSFR1M+160bps), 6/15/30(a) 2,052,031
2,308,000 ALA Trust, Class A, Series 2025-OANA,
6.04%(TSFR1M+174bps), 6/15/40(a) 2,317,376
1,454,000 ALA Trust, Class B, Series 2025-OANA,
6.14%(TSFR1M+184bps), 6/15/40(a) 1,456,955
2,810,000 Alen Mortgage Trust, Class A, Series 2021-ACEN,
5.58%(TSFR1M+126bps), 4/15/34(a) 2,690,262
2,720,000 BAY Mortgage Trust, Class A, Series 2025-LIVN,
6.11%(TSFR1M+180bps), 5/15/35(a) 2,722,327
1,405,000 BBCMS Mortgage Trust, Class A4, Series 2023-C22,
6.52%, 11/15/56, Callable 10/15/33 @ 100(b) 1,520,150
4,229,000 BBCMS Mortgage Trust, Class A, Series 2018-TALL,
5.23%(TSFR1M+92bps), 3/15/37(a) 3,996,452
385,000 BBCMS Mortgage Trust 2025-5C33, Class A4,
Series 2025-5C33, 5.84%, 3/15/58, Callable
3/15/30 @ 100 402,985
1,040,000 Benchmark Mortgage Trust, Class B, Series 2019-
B15, 3.56%, 12/15/72, Callable 12/15/29 @ 100 897,075
3,120,000 Benchmark Mortgage Trust, Class A5, Series 2019-
B12, 3.12%, 8/15/52, Callable 8/15/29 @ 100 2,922,328
750,000 BFLD Commercial Mortgage Trust, Class A, Series
2024-UNIV, 5.80%(TSFR1M+149bps), 11/15/41(a) 750,967
560,000 BFLD Commercial Mortgage Trust, Class B, Series
2024-UNIV, 6.15%(TSFR1M+184bps), 11/15/41(a) 560,707
2,141,363 BFLD Mortgage Trust, Class A, Series 2024-WRHS,
5.80%(TSFR1M+149bps), 8/15/26(a) 2,141,520
568,000 BMO Mortgage Trust, Class A5, Series 2025-C11,
5.69%, 2/15/58, Callable 2/15/35 @ 100 594,165
3,040,000 BMO Mortgage Trust, Class A3, Series 2024-5C8,
5.63%, 12/15/57, Callable 12/15/29 @ 100(b) 3,154,601
1,426,000 BSTN Commercial Mortgage Trust, Class A, Series
2025-1C, 5.55%, 6/15/44(a)(b) 1,457,985
2,698,600 BX Commercial Mortgage Trust, Class A, Series
2024-AIRC, 6.00%(TSFR1M+169bps), 8/15/39(a) 2,708,788
745,483 BX Commercial Mortgage Trust, Class A, Series
2024-GPA3, 5.60%(TSFR1M+129bps), 12/15/39(a) 746,171
1,047,348 BX Commercial Mortgage Trust, Class A, Series
2024-XL4, 5.75%(TSFR1M+144bps), 2/15/39(a) 1,048,824
2,000,000 BX Commercial Mortgage Trust, Class A, Series
2020-VIV4, 2.84%, 3/9/44, Callable 3/9/30 @
100(a) 1,824,780
947,436 BX Commercial Mortgage Trust, Class B, Series
2024-MF, 6.00%(TSFR1M+169bps), 2/15/39(a) 949,369

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Backed Securities, continued
$ 1,538,485 BX Commercial Mortgage Trust, Class A, Series
2024-BRBK, 7.19%(TSFR1M+288bps), 10/15/41(a) $ 1,547,833
2,485,042 BX Commercial Mortgage Trust, Class B, Series
2024-AIRC, 6.45%(TSFR1M+214bps), 8/15/39(a) 2,489,712
1,782,862 BX Commercial Mortgage Trust, Class A, Series
2023-XL3, 6.07%(TSFR1M+176bps), 12/9/40(a) 1,786,360
2,805,000 BX Trust, Class A, Series 2024-VLT4,
5.80%(TSFR1M+149bps), 7/15/29(a) 2,804,107
940,000 BX Trust, Class B, Series 2024-BIO,
6.25%(TSFR1M+194bps), 2/15/41(a) 937,522
1,930,000 BX Trust, Class A, Series 2024-PAT,
6.40%(TSFR1M+209bps), 3/15/41(a) 1,929,986
1,883,000 BX Trust, Class A, Series 2023-DELC,
7.00%(TSFR1M+269bps), 5/15/38(a) 1,894,862
1,273,000 BX Trust, Class A, Series 2025-TAIL,
5.71%(TSFR1M+140bps), 6/15/35(a) 1,275,265
3,049,000 BX Trust, Class A, Series 2025-LIFE, 5.88%,
6/13/47(a)(b) 3,106,380
780,000 BX Trust, Class B, Series 2024-PAT,
7.35%(TSFR1M+304bps), 3/15/41(a) 779,961
1,426,714 BX Trust, Class A, Series 2024-CNYN,
5.75%(TSFR1M+144bps), 4/15/41(a) 1,428,799
595,538 Cantor Commercial Real Estate Lending, Class
A4, Series 2019-CF2, 2.62%, 11/15/52, Callable
10/15/29 @ 100 545,546
1,950,000 CEDR Commercial Mortgage Trust, Class A, Series
2022-SNAI, 5.30%(TSFR1M+99bps), 2/15/39(a) 1,896,179
569,551 CENT Trust, Class A, Series 2023-CITY,
6.93%(TSFR1M+262bps), 9/15/38(a) 569,614
1,460,000 COAST Commercial Mortgage Trust, Class A, Series
2023-2HTL, 6.90%(TSFR1M+259bps), 8/15/36(a) 1,451,652
367,412 COMM Mortgage Trust, Class A5, Series 2015-
CR24, 3.70%, 8/10/48, Callable 6/10/26 @ 100 366,728
2,783,050 COMM Mortgage Trust, Class A4, Series 2015-
CR26, 3.63%, 10/10/48, Callable 8/10/27 @ 100 2,753,982
1,460,000 CONE Trust, Class A, Series 2024-DFW1,
5.95%(TSFR1M+164bps), 8/15/41(a) 1,452,962
485,000 CSAIL Commercial Mortgage Trust, Class B, Series
2019-C15, 4.48%, 3/15/52, Callable 2/15/29 @ 100 454,992
2,135,000 CSMC, Class B, Series 2021-BHAR,
5.93%(TSFR1M+161bps), 11/15/38(a) 2,119,412
5,430,000 ELM Trust, Class A10, Series 2024-ELM, 5.99%,
6/10/39(a)(b) 5,471,527
5,430,000 ELM Trust, Class A15, Series 2024-ELM, 5.99%,
6/10/39(a)(b) 5,471,527
1,505,000 GS Mortgage Securities Corp. Trust, Class B, Series
2023-FUN, 7.10%(TSFR1M+279bps), 3/15/28(a) 1,509,547
1,010,000 GS Mortgage Securities Corp. Trust, Class A, Series
2024-RVR, 5.37%, 8/10/41(a)(b) 1,021,220
2,260,000 Hudson Yards Mortgage Trust, Class A, Series 2025-
SPRL, 5.65%, 1/13/40(a)(b) 2,328,800
3,674,000 INTOWN Mortgage Trust, Class A, Series 2025-
STAY, 5.66%(TSFR1M+135bps), 3/15/42(a) 3,658,358
1,160,000 INV Mortgage Trust, Class A, Series 2024-IND,
6.05%(TSFR1M+174bps), 11/15/41(a) 1,159,997
270,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class D, Series 2022-OPO, 3.56%, 1/5/39(a)
(b) 219,350
Principal Amount Value
Collateralized Mortgage Backed Securities, continued
$ 1,990,000 JPMorgan Chase Commercial Mortgage Securities
Trust, Class A, Series 2024-IGLG, 5.35%, 11/9/39(a)
(b) $ 2,008,339
1,910,000 LBA Trust, Class A, Series 2024-7IND,
5.75%(TSFR1M+144bps), 10/15/41(a) 1,911,710
1,545,000 Manhattan West Mortgage Trust, Class A, Series
2020-1MW, 2.13%, 9/10/39(a) 1,461,100
301,000 MCR Mortgage Trust, Class A, Series 2024-HF1,
6.10%(TSFR1M+179bps), 12/15/41(a) 301,156
630,000 MF1, Class A, Series 2021-W10,
5.38%(TSFR1M+107bps), 12/15/34(a) 625,538
1,115,000 MIRA Trust, Class A, Series 2023-MILE, 6.75%,
6/10/38(a) 1,158,873
1,540,000 Morgan Stanley Capital I Trust, Class A4, Series
2016-BNK2, 3.05%, 11/15/49, Callable 11/15/26
@ 100 1,500,850
2,876,000 NCMF Trust, Class A, Series 2025-MFS, 4.88%,
6/10/33(a)(b) 2,870,878
1,755,000 NCMF Trust, Class B, Series 2025-MFS, 5.51%,
6/10/33(a)(b) 1,767,945
345,000 NY Commercial Mortgage Trust, Class A, Series
2025-299P, 5.85%, 2/10/47(a)(b) 358,295
1,000,000 NYC Commercial Mortgage Trust, Class A, Series
2025-3BP, 5.52%(TSFR1M+121bps), 2/15/42(a) 991,667
1,510,000 One New York Plaza Trust, Class A, Series 2020-
1NYP, 5.38%(TSFR1M+106bps), 1/15/36(a) 1,460,938
701,000 ONNI Commerical Mortgage Trust, Class A, Series
2024-APT, 5.75%, 7/15/39(a)(b) 715,654
1,117,000 PRM5 Trust, Class A, Series 2025-PRM5, 4.62%,
3/10/33(a)(b) 1,110,624
732,000 SCG Commercial Mortgage Trust, Class B, Series
2025-DLFN, 5.81%(TSFR1M+150bps), 3/15/35(a) 726,423
125,000 SG Commercial Mortgage Securities Trust, Class
A4, Series 2016-C5, 3.06%, 10/10/48, Callable
7/10/26 @ 100 122,149
2,900,000 TCO Commercial Mortgage Trust, Class A, Series
2024-DPM, 5.55%(TSFR1M+124bps), 12/15/39(a) 2,899,148
2,537,000 TEXAS Commercial Mortgage Trust, Class A, Series
2025-TWR, 5.60%(TSFR1M+129bps), 4/15/42(a) 2,532,261
3,060,000 VEGAS Trust, Class A, Series 2024-TI, 5.52%,
11/10/39(a) 3,100,927
8,017,689 Wells Fargo Commercial Mortgage Trust, Class
XA, Series 2016-LC25, 0.96%, 12/15/59, Callable
9/15/26 @ 100(b) 65,905
1,015,000 Wells Fargo Commercial Mortgage Trust, Class
A4, Series 2015-NXS4, 3.72%, 12/15/48, Callable
11/15/25 @ 100 1,008,245
316,000 WHARF Commercial Mortgage Trust, Class B, Series
2025-DC, 5.54%, 7/15/40(a)(b) 319,558
Total Collateralized Mortgage Backed Securities (Cost
$119,655,389) 119,366,470
Corporate Bonds (24.9%):
Aerospace & Defense (0.3%):
988,000 Boeing Co. (The), 7.01%, 5/1/64, Callable 11/1/63
@ 100 1,086,949
129,000 General Dynamics Corp., 4.95%, 8/15/35, Callable
5/15/35 @ 100 128,861
920,000 Huntington Ingalls Industries, Inc., 2.04%, 8/16/28,
Callable 6/16/28 @ 100 852,679

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Aerospace & Defense, continued
$ 1,355,000 L3Harris Technologies, Inc., 4.40%, 6/15/28,
Callable 3/15/28 @ 100 $ 1,357,683
147,000 L3Harris Technologies, Inc., 5.60%, 7/31/53,
Callable 1/31/53 @ 100 143,714
2,812,000 Northrop Grumman Corp., 4.95%, 3/15/53, Callable
9/15/52 @ 100 2,523,694
1,274,000 Northrop Grumman Corp., 5.20%, 6/1/54, Callable
12/1/53 @ 100 1,183,675
238,000 Textron, Inc., 3.00%, 6/1/30, Callable 3/1/30 @ 100 220,963
7,498,218
Air Freight & Logistics (0.0%
†
):
276,185 United Airlines Pass Through Trust, Series 2019-1,
Class AA, 4.15%, 8/25/31 263,496
Banks (4.9%):
6,617,000 Bank of America Corp., 2.55% (SOFR), 2/4/28,
Callable 2/4/27 @ 100 6,434,900
206,000 Bank of America Corp., 3.97% (TSFR3M), 3/5/29,
Callable 3/5/28 @ 100, MTN 203,560
7,082,000 Bank of America Corp., 2.09% (SOFR), 6/14/29,
Callable 6/14/28 @ 100 6,626,578
4,196,000 Bank of America Corp., 1.92% (SOFR), 10/24/31,
Callable 10/24/30 @ 100, MTN 3,657,481
5,770,000 Bank of America Corp., 2.57% (SOFR), 10/20/32,
Callable 10/20/31 @ 100 5,079,383
1,499,000 Bank of America Corp., 2.97% (SOFR), 2/4/33,
Callable 2/4/32 @ 100 1,342,713
1,499,000 Bank of America Corp., 5.02% (SOFR), 7/22/33,
Callable 7/22/32 @ 100 1,512,453
2,469,000 Citigroup, Inc., 4.64% (SOFR), 5/7/28, Callable
5/7/27 @ 100 2,473,661
3,036,000 Citigroup, Inc., 4.79% (SOFR), 3/4/29, Callable
3/4/28 @ 100 3,054,583
6,888,000 Citigroup, Inc., 2.67% (SOFR), 1/29/31, Callable
1/29/30 @ 100 6,312,046
6,173,000 Citigroup, Inc., 2.52% (SOFR), 11/3/32, Callable
11/3/31 @ 100 5,394,622
2,750,000 Citigroup, Inc., 3.06% (SOFR), 1/25/33, Callable
1/25/32 @ 100 2,459,374
4,530,000 Federal Home Loan Banks, 3.88%, 6/4/27 4,534,779
131,000 FNB Corp., 5.72% (SOFRINDX), 12/11/30, Callable
12/11/29 @ 100 131,869
15,483,000 JP Morgan Chase & Co., 4.98% (SOFR), 7/22/28,
Callable 7/22/27 @ 100 15,667,372
1,232,000 JP Morgan Chase & Co., 5.35% (SOFR), 6/1/34,
Callable 6/1/33 @ 100 1,264,245
4,119,000 JP Morgan Chase & Co., 3.88% (TSFR3M), 7/24/38,
Callable 7/24/37 @ 100 3,616,659
3,739,000 JPMorgan Chase & Co., 3.51% (TSFR3M), 1/23/29,
Callable 1/23/28 @ 100 3,661,405
9,648,000 JPMorgan Chase & Co., 4.92% (SOFR), 1/24/29,
Callable 1/24/28 @ 100 9,773,366
1,347,000 JPMorgan Chase & Co., 2.07% (SOFR), 6/1/29,
Callable 6/1/28 @ 100 1,262,053
6,935,000 JPMorgan Chase & Co., 2.74% (TSFR3M),
10/15/30, Callable 10/15/29 @ 100 6,468,413
9,753,000 JPMorgan Chase & Co., 4.60% (SOFR), 10/22/30,
Callable 10/22/29 @ 100 9,768,673
Principal Amount Value
Corporate Bonds, continued
Banks, continued
$ 2,588,000 JPMorgan Chase & Co., 2.52% (SOFR), 4/22/31,
Callable 4/22/30 @ 100 $ 2,362,254
2,469,000 JPMorgan Chase & Co., 5.10% (SOFR), 4/22/31,
Callable 4/22/30 @ 100 2,530,471
438,000 JPMorgan Chase & Co., 2.96% (SOFR), 1/25/33,
Callable 1/25/32 @ 100 392,139
199,000 JPMorgan Chase & Co., 5.29% (SOFR), 7/22/35,
Callable 7/22/34 @ 100 201,757
2,695,000 KeyBank NA, 5.00%, 1/26/33, Callable 10/26/32
@ 100 2,656,569
9,786,000 Wells Fargo & Co, 5.71% (SOFR), 4/22/28, Callable
4/22/27 @ 100 9,999,785
2,637,000 Wells Fargo & Co., 5.24% (SOFR), 1/24/31, Callable
1/24/30 @ 100 2,704,795
4,422,000 Wells Fargo & Co., 5.39% (SOFR), 4/24/34, Callable
4/24/33 @ 100 4,513,049
370,000 Wells Fargo & Co., 3.90%, 5/1/45 293,187
126,354,194
Biotechnology (0.1%):
665,000 Amgen, Inc., 3.00%, 1/15/52, Callable 7/15/51
@ 100 427,398
886,000 Amgen, Inc., 4.20%, 2/22/52, Callable 8/22/51
@ 100 690,224
1,272,000 Amgen, Inc., 4.40%, 2/22/62, Callable 8/22/61
@ 100 989,116
2,106,738
Broadline Retail (0.0%
†
):
86,000 eBay, Inc., 6.30%, 11/22/32, Callable 8/22/32 @
100 93,826
Capital Markets (2.5%):
1,491,000 Goldman Sachs Group, Inc. (The), 1.95% (SOFR),
10/21/27, Callable 10/21/26 @ 100 1,443,215
3,492,000 Goldman Sachs Group, Inc. (The), 3.81% (TSFR3M),
4/23/29, Callable 4/23/28 @ 100 3,433,090
6,380,000 Goldman Sachs Group, Inc. (The), 6.48% (SOFR),
10/24/29, Callable 10/24/28 @ 100 6,770,769
815,000 Goldman Sachs Group, Inc. (The), 4.69% (SOFR),
10/23/30, Callable 10/23/29 @ 100 817,276
3,795,000 Goldman Sachs Group, Inc. (The), 5.21% (SOFR),
1/28/31, Callable 1/28/30 @ 100 3,876,703
2,865,000 Goldman Sachs Group, Inc. (The), 5.22% (SOFR),
4/23/31, Callable 4/23/30 @ 100 2,929,998
4,280,000 Goldman Sachs Group, Inc. (The), 2.65% (SOFR),
10/21/32, Callable 10/21/31 @ 100 3,777,104
3,999,000 Goldman Sachs Group, Inc. (The), 3.10% (SOFR),
2/24/33, Callable 2/24/32 @ 100 3,589,690
3,602,000 Morgan Stanley, 5.65% (SOFR), 4/13/28, Callable
4/13/27 @ 100, MTN 3,683,178
1,568,000 Morgan Stanley, 3.77% (TSFR3M), 1/24/29,
Callable 1/24/28 @ 100 1,543,585
1,963,000 Morgan Stanley, 4.99% (SOFR), 4/12/29, Callable
4/12/28 @ 100 1,991,748
2,642,000 Morgan Stanley, 5.16% (SOFR), 4/20/29, Callable
4/20/28 @ 100 2,690,541
6,845,000 Morgan Stanley, 5.45% (SOFR), 7/20/29, Callable
7/20/28 @ 100 7,032,539
761,000 Morgan Stanley, 6.41% (SOFR), 11/1/29, Callable
11/1/28 @ 100 804,946

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Capital Markets, continued
$ 1,667,000 Morgan Stanley, 5.66% (SOFR), 4/18/30, Callable
4/18/29 @ 100 $ 1,729,301
1,565,000 Morgan Stanley, 5.23% (SOFR), 1/15/31, Callable
1/15/30 @ 100 1,605,579
5,587,000 Morgan Stanley, 2.70% (SOFR), 1/22/31, Callable
1/22/30 @ 100, MTN 5,146,202
190,000 Morgan Stanley, 1.79% (SOFR), 2/13/32, Callable
2/13/31 @ 100, MTN 162,138
1,135,000 Morgan Stanley, 2.24% (SOFR), 7/21/32, Callable
7/21/31 @ 100, MTN 980,422
4,918,000 Morgan Stanley, 2.51% (SOFR), 10/20/32, Callable
10/20/31 @ 100, MTN 4,295,844
2,224,000 Morgan Stanley, 2.94% (SOFR), 1/21/33, Callable
1/21/32 @ 100 1,979,278
2,861,000 Morgan Stanley, 5.25% (SOFR), 4/21/34, Callable
4/21/33 @ 100 2,900,556
768,000 Morgan Stanley, 5.59% (SOFR), 1/18/36, Callable
1/18/35 @ 100 786,804
63,970,506
Consumer Finance (0.5%):
2,069,000 General Motors Financial Co., Inc., 3.10%, 1/12/32,
Callable 10/12/31 @ 100 1,813,441
71,000 Synchrony Financial, 3.95%, 12/1/27, Callable
9/1/27 @ 100 69,680
4,819,000 Synchrony Financial, 5.94% (SOFRINDX), 8/2/30,
Callable 8/2/29 @ 100 4,944,246
6,918,000 Synchrony Financial, 5.45% (SOFR), 3/6/31, Callable
3/6/30 @ 100 6,957,979
13,785,346
Diversified Consumer Services (0.0%
†
):
145,000 California Institute of Technology, 4.32%, 8/1/45 122,862
360,000 Massachusetts Institute of Technology, 4.68%,
7/1/14 299,243
422,105
Diversified REITs (0.1%):
3,021,000 Store Capital LLC, 2.75%, 11/18/30, Callable
8/18/30 @ 100 2,661,836
Diversified Telecommunication Services (1.3%):
2,304,000 AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46
@ 100 2,120,125
835,000 AT&T, Inc., 3.80%, 12/1/57, Callable 6/1/57 @ 100 583,260
9,999,000 AT&T, Inc., 3.65%, 9/15/59, Callable 3/15/59 @
100 6,668,343
2,986,000 T-Mobile USA, Inc., 2.05%, 2/15/28, Callable
12/15/27 @ 100 2,817,393
425,000 T-Mobile USA, Inc., 5.88%, 11/15/55, Callable
5/15/55 @ 100 423,712
1,902,000 T-Mobile USA, Inc., 3.60%, 11/15/60, Callable
5/15/60 @ 100 1,262,228
680,000 Verizon Communications, Inc., 4.33%, 9/21/28 682,207
3,013,000 Verizon Communications, Inc., 5.25%, 3/16/37 2,996,603
16,348,000 Warnermedia Holdings, Inc., 3.76%, 3/15/27,
Callable 2/15/27 @ 100 15,898,430
362,000 Warnermedia Holdings, Inc., 5.14%, 3/15/52,
Callable 9/15/51 @ 100(a) 223,082
33,675,383
Principal Amount Value
Corporate Bonds, continued
Electric Utilities (2.9%):
$ 127,000 AEP Texas, Inc., Series E, 6.65%, 2/15/33 $ 136,144
282,000 AEP Texas, Inc., 5.40%, 6/1/33, Callable 3/1/33
@ 100 285,861
1,377,000 AEP Texas, Inc., 3.45%, 5/15/51, Callable 11/15/50
@ 100 919,035
195,000 AEP Transmission Co. LLC, 5.38%, 6/15/35, Callable
3/15/35 @ 100 198,898
675,000 AEP Transmission Co. LLC, 3.15%, 9/15/49, Callable
3/15/49 @ 100 448,063
958,000 AEP Transmission Co. LLC, Series N, 2.75%,
8/15/51, Callable 2/15/51 @ 100 582,726
480,000 Alabama Power Co., 3.00%, 3/15/52, Callable
9/15/51 @ 100 308,788
461,000 Baltimore Gas and Electric Co., 3.20%, 9/15/49,
Callable 3/15/49 @ 100 308,550
203,000 Dominion Energy South Carolina, Inc., 6.25%,
10/15/53, Callable 4/15/53 @ 100 218,452
1,518,000 Duke Energy Carolinas LLC, 2.85%, 3/15/32,
Callable 12/15/31 @ 100 1,360,447
385,000 Duke Energy Carolinas LLC, 4.95%, 1/15/33,
Callable 10/15/32 @ 100 390,944
169,000 Duke Energy Carolinas LLC, 5.25%, 3/15/35,
Callable 12/15/34 @ 100 172,632
957,000 Duke Energy Carolinas LLC, 3.20%, 8/15/49,
Callable 2/15/49 @ 100 645,795
1,202,000 Duke Energy Carolinas LLC, 3.45%, 4/15/51,
Callable 10/15/50 @ 100 843,738
527,000 Duke Energy Corp., 3.95%, 8/15/47, Callable
2/15/47 @ 100 397,928
1,827,000 Duke Energy Corp., 3.50%, 6/15/51, Callable
12/15/50 @ 100 1,253,448
368,000 Duke Energy Corp., 6.10%, 9/15/53, Callable
3/15/53 @ 100 372,835
2,373,000 Duke Energy Corp., 5.80%, 6/15/54, Callable
12/15/53 @ 100 2,311,596
2,123,000 Duke Energy Florida LLC, 1.75%, 6/15/30, Callable
3/15/30 @ 100 1,871,452
728,000 Duke Energy Progress LLC, 2.00%, 8/15/31, Callable
5/15/31 @ 100 634,317
815,000 Duke Energy Progress LLC, 5.05%, 3/15/35, Callable
12/15/34 @ 100 818,162
1,630,000 Duke Energy Progress LLC, 4.38%, 3/30/44, Callable
9/30/43 @ 100 1,390,455
156,000 Duke Energy Progress LLC, 4.20%, 8/15/45, Callable
2/15/45 @ 100 128,253
1,050,000 Duke Energy Progress LLC, 2.50%, 8/15/50, Callable
2/15/50 @ 100 611,305
595,000 Duke Energy Progress LLC, 5.55%, 3/15/55, Callable
9/15/54 @ 100 580,065
2,107,000 FirstEnergy Corp., 2.65%, 3/1/30, Callable 12/1/29
@ 100 1,929,289
602,000 FirstEnergy Corp., Series C, 4.85%, 7/15/47,
Callable 1/15/47 @ 100 509,760
6,313,000 FirstEnergy Corp., Series C, 3.40%, 3/1/50, Callable
9/1/49 @ 100 4,263,264
2,057,000 FirstEnergy Transmission LLC, 5.00%, 1/15/35,
Callable 10/15/34 @ 100 2,028,737
1,055,000 FirstEnergy Transmission LLC, 5.45%, 7/15/44,
Callable 1/15/44 @ 100(a) 1,011,375

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 3,127,000 FirstEnergy Transmission LLC, 4.55%, 4/1/49,
Callable 10/1/48 @ 100(a) $ 2,641,805
3,646,000 Florida Power & Light Co., 2.88%, 12/4/51, Callable
6/4/51 @ 100 2,295,266
4,973,000 Georgia Power Co., 4.70%, 5/15/32, Callable
2/15/32 @ 100 4,972,756
650,000 Georgia Power Co., 4.95%, 5/17/33, Callable
11/17/32 @ 100 653,422
563,000 MidAmerican Energy Co., 2.70%, 8/1/52, Callable
2/1/52 @ 100 345,350
886,000 NRG Energy, Inc., 4.45%, 6/15/29, Callable 3/15/29
@ 100(a) 871,385
6,600,000 NRG Energy, Inc., 7.00%, 3/15/33, Callable
12/15/32 @ 100(a) 7,232,768
349,000 Ohio Power Co., Series G, 6.60%, 2/15/33 384,240
673,000 Ohio Power Co., 5.00%, 6/1/33, Callable 3/1/33
@ 100 669,013
178,000 Ohio Power Co., 4.15%, 4/1/48, Callable 10/1/47
@ 100 138,028
632,000 Ohio Power Co., Series R, 2.90%, 10/1/51, Callable
4/1/51 @ 100 383,657
854,000 Pacific Gas and Electric Co., 6.15%, 1/15/33,
Callable 10/15/32 @ 100 876,521
3,560,000 Pacific Gas and Electric Co., 6.40%, 6/15/33,
Callable 3/15/33 @ 100 3,710,923
140,000 Pacific Gas and Electric Co., 5.80%, 5/15/34,
Callable 2/15/34 @ 100 139,656
475,000 Pacific Gas and Electric Co., 4.50%, 7/1/40, Callable
1/1/40 @ 100 394,625
181,000 Pacific Gas and Electric Co., 3.75%, 8/15/42,
Callable 2/15/42 @ 100 129,250
2,674,000 Pacific Gas and Electric Co., 4.00%, 12/1/46,
Callable 6/1/46 @ 100 1,913,108
2,346,000 Pacific Gas and Electric Co., 4.95%, 7/1/50, Callable
1/1/50 @ 100 1,885,872
2,412,000 Pacific Gas and Electric Co., 3.50%, 8/1/50, Callable
2/1/50 @ 100 1,540,559
220,000 Pacific Gas and Electric Co., 5.25%, 3/1/52, Callable
9/1/51 @ 100 183,040
930,000 Pacific Gas and Electric Co., 6.75%, 1/15/53,
Callable 7/15/52 @ 100 933,908
1,452,000 Pacific Gas and Electric Co., 5.90%, 10/1/54,
Callable 4/1/54 @ 100 1,312,405
230,000 PECO Energy Co., 2.80%, 6/15/50, Callable
12/15/49 @ 100 143,619
285,000 PECO Energy Co., 3.05%, 3/15/51, Callable 9/15/50
@ 100 185,293
1,218,000 PECO Energy Co., 2.85%, 9/15/51, Callable 3/15/51
@ 100 760,976
2,769,000 Southern Co., 4.25%, 7/1/36, Callable 1/1/36 @
100 2,537,080
9,000 Tampa Electric Co., 4.45%, 6/15/49, Callable
12/15/48 @ 100 7,351
1,484,970 Texas Electric Market Stabilization Funding N LLC,
Series A-1, 4.27%, 8/1/34(a) 1,482,201
970,000 Vistra Operations Co. LLC, 6.95%, 10/15/33,
Callable 7/15/33 @ 100(a) 1,064,547
4,901,000 Vistra Operations Co. LLC, 6.00%, 4/15/34, Callable
1/15/34 @ 100(a) 5,067,722
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 3,204,000 Vistra Operations Co. LLC, 5.70%, 12/30/34,
Callable 9/30/34 @ 100(a) $ 3,260,672
75,049,332
Energy Equipment & Services (0.0%
†
):
959,000 Duke Energy Ohio, Inc., 5.55%, 3/15/54, Callable
9/15/53 @ 100 934,736
Financial Services (0.3%):
2,980,000 AT&T Reign II Multi-Property Lease-Backed Pass-
Through Trust, 6.09%, 12/15/44(a) 2,981,623
342,000 DAE Funding LLC, 3.38%, 3/20/28, Callable 1/20/28
@ 100(a) 329,693
1,073,000 Equinix Europe 2 Financing Corp. LLC, 5.50%,
6/15/34, Callable 3/15/34 @ 100 1,092,500
295,000 Franciscan Missionaries of Our Lady Health System,
Inc., Series B, 3.91%, 7/1/49, Callable 1/1/49 @
100 215,880
567,000 Glencore Funding LLC, 4.88%, 3/12/29, Callable
12/12/28 @ 100(a) 571,775
2,789,000 Glencore Funding LLC, 2.50%, 9/1/30, Callable
6/1/30 @ 100(a) 2,512,861
915,000 Northwest Florida Timber Finance LLC, 4.75%,
3/4/29(a) 886,717
8,591,049
Gas Utilities (0.4%):
5,136,000 Cheniere Corpus Christi Holdings LLC, 5.13%,
6/30/27, Callable 1/1/27 @ 100 5,175,783
5,461,000 Cheniere Corpus Christi Holdings LLC, 3.70%,
11/15/29, Callable 5/18/29 @ 100 5,264,240
208,000 Piedmont Natural Gas Co., Inc., 2.50%, 3/15/31,
Callable 12/15/30 @ 100 184,634
10,624,657
Ground Transportation (0.0%
†
):
313,909 Union Pacific Railroad Co. Pass Through Trust,
Series 2014-1, 3.23%, 5/14/26 310,239
Health Care Equipment & Supplies (0.1%):
712,000 Becton Dickinson & Co., 4.67%, 6/6/47, Callable
12/6/46 @ 100 608,976
2,495,000 Sutter Health, Series 2025, 5.54%, 8/15/35,
Callable 2/15/35 @ 100 2,572,333
3,181,309
Health Care Providers & Services (0.7%):
275,000 AHS Hospital Corp., Series 2021, 2.78%, 7/1/51,
Callable 1/1/51 @ 100 167,431
610,000 City of Hope, Series 2013, 5.62%, 11/15/43 582,862
350,000 CommonSpirit Health, 2.78%, 10/1/30, Callable
4/1/30 @ 100 319,893
130,000 CommonSpirit Health, 3.82%, 10/1/49, Callable
4/1/49 @ 100 94,287
965,000 Corewell Health Obligated Group, Series 2019-A,
3.49%, 7/15/49, Callable 1/15/49 @ 100 677,896
3,582,000 CVS Health Corp., 1.75%, 8/21/30, Callable 5/21/30
@ 100 3,094,246
1,240,000 Duke University Health System, Inc., Series 2017,
3.92%, 6/1/47, Callable 12/1/46 @ 100 966,227
1,712,000 Elevance Health, Inc., 3.13%, 5/15/50, Callable
11/15/49 @ 100 1,108,643

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 144,000 Elevance Health, Inc., 5.70%, 2/15/55, Callable
8/15/54 @ 100 $ 139,549
247,000 HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100 242,697
1,490,000 HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100 1,406,085
1,241,000 HCA, Inc., 3.63%, 3/15/32, Callable 12/15/31 @
100 1,139,456
1,783,000 HCA, Inc., 5.50%, 6/1/33, Callable 3/1/33 @ 100 1,824,212
1,814,000 HCA, Inc., 5.45%, 9/15/34, Callable 6/15/34 @ 100 1,826,662
1,044,000 HCA, Inc., 5.75%, 3/1/35, Callable 12/1/34 @ 100 1,072,827
2,651,000 HCA, Inc., 3.50%, 7/15/51, Callable 1/15/51 @ 100 1,745,087
4,000 HCA, Inc., 6.20%, 3/1/55, Callable 9/1/54 @ 100 4,028
963,000 HCA, Inc., 6.10%, 4/1/64, Callable 10/1/63 @ 100 938,482
197,000 Hoag Memorial Hospital Presbyterian, 3.80%,
7/15/52, Callable 1/15/52 @ 100 144,996
410,000 Mount Nittany Medical Center Obligated Group,
Series 2022, 3.80%, 11/15/52 301,234
331,000 Solventum Corp., 6.00%, 5/15/64, Callable
11/15/63 @ 100 328,213
18,125,013
Household Durables (0.1%):
3,265,000 Dr. Horton, Inc., 5.50%, 10/15/35, Callable 7/15/35
@ 100 3,315,598
Industrial Conglomerates (0.1%):
1,314,000 Extra Space Storage LP, 5.40%, 2/1/34, Callable
11/1/33 @ 100 1,332,732
623,000 Extra Space Storage, LP, 5.40%, 6/15/35, Callable
3/15/35 @ 100 623,858
1,956,590
Insurance (0.0%
†
):
264,000 American International Group, Inc., 4.75%, 4/1/48,
Callable 10/1/47 @ 100 232,964
146,000 American International Group, Inc., 4.38%, 6/30/50,
Callable 12/30/49 @ 100 122,316
355,280
Interactive Media & Services (0.2%):
145,000 Meta Platforms, Inc., 5.40%, 8/15/54, Callable
2/15/54 @ 100 141,194
5,317,000 Meta Platforms, Inc., 4.65%, 8/15/62, Callable
2/15/62 @ 100 4,485,235
1,471,000 Meta Platforms, Inc., 5.55%, 8/15/64, Callable
2/15/64 @ 100 1,432,439
6,058,868
IT Services (0.3%):
1,508,000 Gartner, Inc., 4.50%, 7/1/28, Callable 8/2/25 @
100(a) 1,486,583
6,014,000 Gartner, Inc., 3.63%, 6/15/29, Callable 8/2/25 @
100.91(a) 5,708,754
958,000 Gartner, Inc., 3.75%, 10/1/30, Callable 10/1/25 @
101.88(a) 896,658
8,091,995
Media (0.4%):
190,000 Charter Communications Operating LLC / Charter
Communications Operating Capital, 6.65%, 2/1/34,
Callable 11/1/33 @ 100 202,726
95,000 Charter Communications Operating LLC / Charter
Communications Operating Capital, 3.50%, 3/1/42,
Callable 9/1/41 @ 100 67,282
Principal Amount Value
Corporate Bonds, continued
Media, continued
$ 125,000 Charter Communications Operating LLC / Charter
Communications Operating Capital, 5.75%, 4/1/48,
Callable 10/1/47 @ 100 $ 113,653
1,134,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 6.55%, 6/1/34,
Callable 3/1/34 @ 100 1,206,251
741,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.80%, 3/1/50,
Callable 9/1/49 @ 100 590,516
84,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 3.70%, 4/1/51,
Callable 10/1/50 @ 100 55,758
749,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 3.90%, 6/1/52,
Callable 12/1/51 @ 100 512,100
188,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.25%, 4/1/53,
Callable 10/1/52 @ 100 159,310
933,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.40%, 12/1/61,
Callable 6/1/61 @ 100 654,449
3,638,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 3.95%, 6/30/62,
Callable 12/30/61 @ 100 2,331,893
2,359,000 Comcast Corp., 2.94%, 11/1/56, Callable 5/1/56
@ 100 1,380,300
1,108,000 Comcast Corp., 2.99%, 11/1/63, Callable 5/1/63
@ 100 620,423
193,000 Discovery Communications LLC, 4.90%, 3/11/26,
Callable 12/11/25 @ 100 192,493
588,000 Paramount Global, 3.70%, 10/4/26, Callable 7/4/26
@ 100 572,245
345,000 Paramount Global, 2.90%, 1/15/27, Callable
10/15/26 @ 100 334,895
678,000 Paramount Global, 5.85%, 9/1/43, Callable 3/1/43
@ 100 588,857
210,000 Paramount Global, 5.25%, 4/1/44, Callable 10/1/43
@ 100 166,511
162,000 Paramount Global, 4.90%, 8/15/44, Callable
2/15/44 @ 100 124,670
234,000 Paramount Global, 4.60%, 1/15/45, Callable
7/15/44 @ 100 172,922
220,000 Paramount Global, 4.95%, 5/19/50, Callable
11/19/49 @ 100 167,352
10,214,606
Multi-Utilities (0.1%):
445,000 Consumers Energy Co., 5.05%, 5/15/35, Callable
11/15/34 @ 100 447,022
1,298,000 Dominion Energy, Inc., Series B, 7.00% (H15T5Y),
6/1/54, Callable 3/3/34 @ 100 1,385,615
1,832,637
Oil, Gas & Consumable Fuels (5.2%):
718,000 APA Corp., 4.25%, 1/15/30, Callable 10/15/29 @
100(a) 684,932
704,000 Cameron LNG LLC, 2.90%, 7/15/31, Callable
4/15/31 @ 100(a) 638,672
2,424,000 Cameron LNG LLC, 3.30%, 1/15/35, Callable
9/15/34 @ 100(a) 2,069,546

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 855,000 Cheniere Energy Partners LP, 5.55%, 10/30/35,
Callable 4/30/35 @ 100(a) $ 861,100
6,196,000 Cheniere Energy Partners, LP, 5.95%, 6/30/33,
Callable 12/30/32 @ 100 6,452,496
1,614,000 Cheniere Energy Partners, LP, 5.75%, 8/15/34,
Callable 2/15/34 @ 100 1,656,876
6,265,000 Cheniere Energy, Inc., 5.65%, 4/15/34, Callable
10/15/33 @ 100 6,351,382
6,138,000 Diamondback Energy, Inc., 3.25%, 12/1/26, Callable
10/1/26 @ 100 6,043,751
14,067,000 Diamondback Energy, Inc., 3.50%, 12/1/29, Callable
9/1/29 @ 100 13,419,186
2,349,000 Diamondback Energy, Inc., 5.15%, 1/30/30, Callable
12/30/29 @ 100 2,399,818
5,742,000 Diamondback Energy, Inc., 3.13%, 3/24/31, Callable
12/24/30 @ 100 5,239,575
1,377,000 Diamondback Energy, Inc., 6.25%, 3/15/33, Callable
12/15/32 @ 100 1,462,553
3,241,000 Energy Transfer LP, 4.95%, 6/15/28, Callable
3/15/28 @ 100 3,289,544
120,000 Energy Transfer LP, 6.40%, 12/1/30, Callable
10/1/30 @ 100 129,062
2,544,000 Energy Transfer, LP, 5.95%, 5/15/54, Callable
11/15/53 @ 100 2,401,561
699,000 EQT Corp., 7.50%, 6/1/27, Callable 7/13/25 @
101.88(a) 711,768
1,523,000 EQT Corp., 6.50%, 7/1/27, Callable 1/1/27 @ 100(a) 1,557,337
13,677,000 EQT Corp., 3.90%, 10/1/27, Callable 7/1/27 @ 100 13,512,507
5,138,000 EQT Corp., 5.70%, 4/1/28, Callable 3/1/28 @ 100 5,281,987
4,638,000 EQT Corp., 4.50%, 1/15/29, Callable 7/15/28 @
100(a) 4,574,705
3,025,000 EQT Corp., 5.00%, 1/15/29, Callable 7/15/28 @ 100 3,047,687
5,559,000 EQT Corp., 6.38%, 4/1/29, Callable 4/1/26 @
103.19(a) 5,733,414
2,777,000 EQT Corp., 7.00%, 2/1/30, Callable 11/1/29 @ 100 3,006,944
3,076,000 EQT Corp., 7.50%, 6/1/30, Callable 12/1/29 @
100(a) 3,380,995
11,296,000 EQT Corp., 4.75%, 1/15/31, Callable 7/15/30 @
100(a) 11,093,858
1,209,000 EQT Corp., 3.63%, 5/15/31, Callable 5/15/30 @
100(a) 1,121,149
4,183,000 EQT Corp., 5.75%, 2/1/34, Callable 11/1/33 @ 100 4,318,722
9,202,000 Expand Energy Corp., 5.70%, 1/15/35, Callable
10/15/34 @ 100 9,342,202
563,000 Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100 557,180
510,000 Kinder Morgan, Inc., 3.60%, 2/15/51, Callable
8/15/50 @ 100 350,268
532,000 Pioneer Natural Resources Co., 1.13%, 1/15/26,
Callable 12/15/25 @ 100 522,277
2,028,000 Pioneer Natural Resources Co., 5.10%, 3/29/26 2,029,949
3,000 Sabine Pass Liquefaction LLC, 4.20%, 3/15/28,
Callable 9/15/27 @ 100 2,984
2,604,000 Sabine Pass Liquefaction LLC, 5.90%, 9/15/37,
Callable 3/15/37 @ 100 2,701,301
365,000 Targa Resources Corp., 5.20%, 7/1/27, Callable
6/1/27 @ 100 369,716
4,055,000 Targa Resources Corp., 4.20%, 2/1/33, Callable
11/1/32 @ 100 3,784,045
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 1,091,000 Targa Resources Corp., 6.13%, 3/15/33, Callable
12/15/32 @ 100 $ 1,145,867
2,845,000 Targa Resources Corp., 4.95%, 4/15/52, Callable
10/15/51 @ 100 2,373,527
248,000 Targa Resources Corp., 6.13%, 5/15/55, Callable
11/15/54 @ 100 241,541
133,861,984
Passenger Airlines (0.0%
†
):
631,906 Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets, Ltd., 6.50%, 6/20/27, Callable
7/7/25 @ 100(a) 631,906
Pharmaceuticals (0.1%):
610,000 Pfizer, Inc., 4.00%, 12/15/36 556,878
152,000 Pfizer, Inc., 4.30%, 6/15/43 131,111
357,000 Pfizer, Inc., 4.13%, 12/15/46 291,093
752,000 Pfizer, Inc., 2.70%, 5/28/50, Callable 11/28/49 @
100 465,453
1,444,535
Real Estate Management & Development (0.1%):
1,250,000 VICI Properties LP/VICI Note Co., Inc., 5.75%,
2/1/27, Callable 11/1/26 @ 100(a) 1,267,126
129,000 VICI Properties LP/VICI Note Co., Inc., 3.75%,
2/15/27, Callable 8/2/25 @ 100(a) 126,615
1,393,741
Retail REITs (0.8%):
21,405,000 VICI Properties LP, 4.75%, 2/15/28, Callable
1/15/28 @ 100 21,458,791
Semiconductors & Semiconductor Equipment (0.6%):
13,000 Advanced Micro Devices, Inc., 4.39%, 6/1/52,
Callable 12/1/51 @ 100 10,853
130,000 Broadcom, Inc., 4.55%, 2/15/32, Callable 12/15/31
@ 100 128,738
6,572,000 Broadcom, Inc., 4.30%, 11/15/32, Callable 8/15/32
@ 100 6,365,974
1,415,000 Broadcom, Inc., 3.42%, 4/15/33, Callable 1/15/33
@ 100(a) 1,281,261
6,115,000 Broadcom, Inc., 3.19%, 11/15/36, Callable 8/15/36
@ 100(a) 5,070,870
106,000 Broadcom, Inc., 4.93%, 5/15/37, Callable 2/15/37
@ 100(a) 102,378
2,708,000 Foundry JV Holdco LLC, 6.40%, 1/25/38, Callable
10/25/37 @ 100(a) 2,847,533
139,000 Intel Corp., 4.00%, 12/15/32 130,267
15,937,874
Software (0.7%):
2,606,000 AppLovin Corp., 5.13%, 12/1/29, Callable 11/1/29
@ 100 2,640,154
2,347,000 AppLovin Corp., 5.38%, 12/1/31, Callable 10/1/31
@ 100 2,381,733
562,000 AppLovin Corp., 5.50%, 12/1/34, Callable 9/1/34
@ 100 569,325
450,000 AppLovin Corp., 5.95%, 12/1/54, Callable 6/1/54
@ 100 438,041
2,530,000 Oracle Corp., 3.85%, 7/15/36, Callable 1/15/36
@ 100 2,222,097
3,112,000 Oracle Corp., 4.38%, 5/15/55, Callable 11/15/54
@ 100 2,432,787

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Software, continued
$ 1,381,000 Oracle Corp., 3.85%, 4/1/60, Callable 10/1/59 @
100 $ 944,391
7,425,000 Oracle Corp., 4.10%, 3/25/61, Callable 9/25/60
@ 100 5,349,148
16,977,676
Specialized REITs (1.1%):
4,283,000 American Tower Corp., 5.80%, 11/15/28, Callable
10/15/28 @ 100 4,462,595
856,000 American Tower Corp., 2.10%, 6/15/30, Callable
3/15/30 @ 100 759,321
7,598,000 American Tower Corp., 1.88%, 10/15/30, Callable
7/15/30 @ 100 6,602,852
1,317,000 Crown Castle, Inc., 3.65%, 9/1/27, Callable 6/1/27
@ 100 1,292,102
1,881,000 Crown Castle, Inc., 4.80%, 9/1/28, Callable 8/1/28
@ 100 1,891,615
167,000 Equinix, Inc., 1.55%, 3/15/28, Callable 1/15/28
@ 100 155,416
2,483,000 Equinix, Inc., 2.00%, 5/15/28, Callable 3/15/28
@ 100 2,324,043
4,079,000 Equinix, Inc., 3.90%, 4/15/32, Callable 1/15/32
@ 100 3,862,474
4,898,000 VICI Properties, LP, 4.75%, 4/1/28, Callable 3/1/28
@ 100 4,922,735
1,547,000 VICI Properties, LP, 6.13%, 4/1/54, Callable 10/1/53
@ 100 1,526,030
27,799,183
Technology Hardware, Storage & Peripherals (0.0%
†
):
201,000 NXP BV/NXP Funding LLC/NXP USA, Inc., 2.65%,
2/15/32, Callable 11/15/31 @ 100 174,110
149,000 NXP BV/NXP Funding LLC/NXP USA, Inc., 5.00%,
1/15/33, Callable 10/15/32 @ 100 148,128
494,000 TSMC Arizona Corp., 4.25%, 4/22/32, Callable
1/22/32 @ 100^ 490,366
812,604
Tobacco (0.8%):
1,738,000 Altria Group, Inc., 4.80%, 2/14/29, Callable
11/14/28 @ 100 1,754,721
5,305,000 Altria Group, Inc., 3.70%, 2/4/51, Callable 8/4/50
@ 100 3,666,556
2,758,000 BAT Capital Corp., 3.56%, 8/15/27, Callable 5/15/27
@ 100 2,707,909
3,222,000 BAT Capital Corp., 2.26%, 3/25/28, Callable 1/25/28
@ 100 3,040,595
6,216,000 BAT Capital Corp., 4.76%, 9/6/49, Callable 3/6/49
@ 100 5,126,982
6,149,000 BAT Capital Corp., 5.65%, 3/16/52, Callable 9/16/51
@ 100 5,701,384
21,998,147
Wireless Telecommunication Services (0.2%):
1,205,000 T-Mobile USA, Inc., 3.88%, 4/15/30, Callable
1/15/30 @ 100 1,167,733
3,121,000 T-Mobile USA, Inc., 5.80%, 9/15/62, Callable
3/15/62 @ 100 3,050,428
4,218,161
Total Corporate Bonds (Cost $643,799,520) 646,008,159
Principal Amount Value
Foreign Bonds (0.1%):
Banks (0.1%):
$ 1,751,000 JP Morgan Chase & Co., 5.14%, 1/24/31 $ 1,792,753
Sovereign Bond (0.0%
†
):
190,000 Romanian Government International Bond,
Registered Shares, 2.50%, 2/8/30, MTN 204,187
Total Foreign Bonds (Cost $1,952,259) 1,996,940
Yankee Debt Obligations (2.3%):
Aerospace & Defense (0.0%
†
):
100,000 Embraer Netherlands Finance BV, 5.98%, 2/11/35,
Callable 11/11/34 @ 100 102,801
Air Freight & Logistics (0.0%
†
):
393,000 Mexico City Airport Trust, 5.50%, 10/31/46,
Callable 4/30/46 @ 100(a) 324,162
Banks (0.1%):
200,000 Bank Gospodarstwa Krajowego, 6.25%, 10/31/28(a) 210,344
731,000 Bank Gospodarstwa Krajowego, 5.75%, 7/9/34(a) 751,176
348,000 Intercorp Peru, Ltd., 3.88%, 8/15/29, Callable
5/15/29 @ 100^(a) 325,849
1,287,369
Broadline Retail (0.0%
†
):
228,000 Prosus NV, 4.19%, 1/19/32, Callable 10/19/31 @
100(a) 212,981
Capital Markets (0.1%):
322,000 Gaci First Investment Co., 5.13%, 2/14/53, Callable
8/14/52 @ 100 275,394
910,000 Philippine Government International Bond, 1.65%,
6/10/31 772,384
140,000 Vale Overseas, Ltd., 6.40%, 6/28/54, Callable
12/28/53 @ 100 136,649
1,184,427
Chemicals (0.1%):
860,000 EQUATE Petrochemical Co. KSC, 4.25%, 11/3/26(a) 850,970
449,000 Kazakhstan Government International Bond, 6.50%,
7/21/45(a) 477,894
200,000 Orbia Advance Corp SAB de CV, 6.80%, 5/13/30,
Callable 4/13/30 @ 100(a) 204,747
281,632 Oriental Republic of Uruguay, 5.25%, 9/10/60,
Callable 3/10/60 @ 100 254,605
761,000 SABIC Capital II BV, 4.50%, 10/10/28(a) 758,435
2,546,651
Diversified Telecommunication Services (0.0%
†
):
344,000 CK Hutchison International 23, Ltd., 4.75%,
4/21/28, Callable 3/21/28 @ 100(a) 346,541
Electrical Equipment (0.0%
†
):
515,000 Sociedad Quimica y Minera de Chile SA, 4.25%,
1/22/50, Callable 7/22/49 @ 100(a) 390,438
Energy Equipment & Services (0.0%
†
):
200,000 QazaqGaz NC JSC, Registered Shares, 4.38%,
9/26/27 195,566
Financial Services (0.1%):
80,000 AS Mileage Plan IP, Ltd., 5.31%, 10/20/31, Callable
8/20/31 @ 100(a) 79,178
670,000 Banco Latinoamericano de Comercio Exterior SA,
2.38%, 9/14/25, Callable 8/15/25 @ 100(a) 666,098

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Yankee Debt Obligations, continued
Financial Services, continued
$ 200,000 Banco Nacional de Panama, 2.50%, 8/11/30,
Callable 5/11/30 @ 100(a) $ 168,250
962,000 Consorcio Transmantaro SA, 4.70%, 4/16/34(a) 926,482
200,000 Corp Financiera de Desarrollo SA, 5.50%, 5/6/30,
Callable 4/6/30 @ 100(a) 202,666
402,000 Corp. Financiera de Desarrollo SA, 5.95%, 4/30/29,
Callable 3/30/29 @ 100(a) 414,430
500,000 Latvia Government International Bond, 5.13%,
7/30/34(a) 498,605
316,000 MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 6/29/28 325,262
219,000 MVM Energetika Zrt, 7.50%, 6/9/28, Callable
3/9/28 @ 100 230,570
3,511,541
Food Products (0.0%
†
):
897,000 Grupo Bimbo SAB de CV, 4.00%, 9/6/49(a) 664,371
Health Care Providers & Services (0.0%
†
):
724,257 Galaxy Pipeline Assets Bidco, Ltd., 2.94%,
9/30/40(a) 592,711
Independent Power and Renewable Electricity Producers
(0.1%):
254,026 AES Panama Generation Holdings SRL, 4.38%,
5/31/30, Callable 2/28/30 @ 100(a) 232,751
506,000 Colbun SA, 3.15%, 1/19/32, Callable 10/19/31 @
100(a) 449,180
727,000 Kallpa Generacion SA, 4.13%, 8/16/27, Callable
5/16/27 @ 100(a) 723,496
340,000 Kallpa Generacion SA, 5.88%, 1/30/32, Callable
11/30/31 @ 100(a) 351,166
1,756,593
Insurance (0.0%
†
):
306,000 Minejesa Capital BV, 5.63%, 8/10/37(a) 294,865
Metals & Mining (0.7%):
923,000 Anglo American Capital plc, 5.50%, 5/2/33, Callable
2/2/33 @ 100(a) 938,285
6,131,000 Anglo American Capital PLC, 2.63%, 9/10/30,
Callable 6/10/30 @ 100(a) 5,537,341
5,765,000 Anglo American Capital PLC, 2.88%, 3/17/31,
Callable 12/17/30 @ 100(a) 5,199,563
1,006,000 Anglo American Capital PLC, 4.75%, 3/16/52,
Callable 9/16/51 @ 100(a) 837,684
535,000 Anglo American Capital PLC, 6.00%, 4/5/54,
Callable 10/5/53 @ 100(a) 526,588
725,000 Antofagasta PLC, 2.38%, 10/14/30, Callable
7/14/30 @ 100(a) 637,514
269,000 Antofagasta PLC, 6.25%, 5/2/34, Callable 2/2/34
@ 100(a) 278,895
239,000 Corp Nacional del Cobre de Chile, Registered
Shares, 6.44%, 1/26/36, Callable 10/26/35 @ 100 250,197
1,058,000 Corp. Nacional del Cobre de Chile, Registered
Shares, 3.63%, 8/1/27, Callable 5/1/27 @ 100 1,035,602
625,000 Freeport Indonesia PT, Registered Shares, 4.76%,
4/14/27, Callable 3/14/27 @ 100 625,181
213,000 Freeport Indonesia PT, 5.32%, 4/14/32, Callable
1/1/32 @ 100(a) 213,318
169,000 Gerdau Trade, Inc., 5.75%, 6/9/35, Callable 3/9/35
@ 100 169,000
Principal Amount Value
Yankee Debt Obligations, continued
Metals & Mining, continued
$ 329,000 Ma'aden Sukuk, Ltd., 5.25%, 2/13/30, Callable
1/13/30 @ 100(a) $ 334,348
265,000 Ma'aden Sukuk, Ltd., 5.50%, 2/13/35, Callable
11/13/34 @ 100(a) 269,772
319,000 Nexa Resources SA, 6.75%, 4/9/34, Callable 1/9/34
@ 100(a) 334,039
17,187,327
Oil, Gas & Consumable Fuels (0.2%):
272,000 Abu Dhabi Developmental Holding Co. PJSC,
5.38%, 5/8/29, Callable 4/8/29 @ 100(a) 279,825
915,000 EIG Pearl Holdings Sarl, 4.39%, 11/30/46(a) 709,205
470,000 KazMunayGas National Co. JSC, 3.50%, 4/14/33,
Callable 10/14/32 @ 100(a) 406,104
390,000 ORLEN SA, 6.00%, 1/30/35, Callable 12/30/34 @
100(a) 399,815
470,000 Pertamina Persero PT, 3.10%, 1/21/30, Callable
10/21/29 @ 100(a) 437,100
204,000 Pertamina Persero PT, 6.45%, 5/30/44(a) 209,328
150,000 Pluspetrol Camisea SA/Pluspetrol Lote 56 SA,
6.24%, 7/3/36, Callable 4/3/36 @ 100(a) 154,537
495,000 QatarEnergy, 2.25%, 7/12/31, Callable 4/12/31 @
100(a) 433,305
623,000 Saudi Arabian Oil Co., 3.25%, 11/24/50, Callable
5/24/50 @ 100(a) 396,587
383,000 Saudi Arabian Oil Co., 5.88%, 7/17/64, Callable
1/17/64 @ 100(a) 349,892
604,000 Saudi Arabian Oil Co., 3.50%, 11/24/70, Callable
5/24/70 @ 100(a) 362,395
4,138,093
Paper & Forest Products (0.1%):
815,000 Celulosa Arauco y Constitucion SA, 4.20%, 1/29/30,
Callable 10/29/29 @ 100(a) 778,650
381,000 Suzano Austria GmbH, 3.75%, 1/15/31, Callable
10/15/30 @ 100 355,488
278,000 Suzano International Finance BV, 5.50%, 1/17/27 281,545
1,415,683
Semiconductors & Semiconductor Equipment (0.0%
†
):
200,000 SK Hynix, Inc., Registered Shares, 6.50%, 1/17/33 215,017
Sovereign Bond (0.8%):
434,000 Abu Dhabi Government International Bond, 3.88%,
4/16/50(a) 335,925
825,733 Chile Government International Bond, 4.95%,
1/5/36, Callable 10/5/35 @ 100 810,758
425,000 Hungary Government International Bond, 5.25%,
6/16/29(a) 428,207
200,000 Hungary Government International Bond, Registered
Shares, 5.50%, 6/16/34 196,358
280,000 Hungary Government International Bond, Series
30Y, 7.63%, 3/29/41 315,273
236,000 Indonesia Government International Bond, 7.75%,
1/17/38(a) 286,808
200,000 Mexico Government International Bond, 3.75%,
1/11/28 196,646
878,000 Mexico Government International Bond, 4.75%,
4/27/32, Callable 1/27/32 @ 100 836,548
8,720,000 Mexico Government International Bond, 6.88%,
5/13/37, Callable 2/13/37 @ 100 9,103,453

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Yankee Debt Obligations, continued
Sovereign Bond, continued
$ 200,000 Mexico Government International Bond, 6.34%,
5/4/53, Callable 11/4/52 @ 100 $ 183,711
322,000 Mexico Government International Bond, 5.75%,
10/12/10 254,579
502,000 Peruvian Government International Bond, 2.78%,
1/23/31, Callable 10/23/30 @ 100 452,011
232,000 Peruvian Government International Bond, 1.86%,
12/1/32, Callable 9/1/32 @ 100 185,798
135,000 Peruvian Government International Bond, 3.00%,
1/15/34, Callable 10/15/33 @ 100 113,826
3,600,000 Province of British Columbia Canada, 4.75%,
6/12/34 3,639,164
200,000 Qatar Government International Bond, 3.75%,
4/16/30(a) 195,606
200,000 Qatar Government International Bond, Registered
Shares, 5.10%, 4/23/48 188,348
481,000 Republic of Poland Government International Bond,
Series 30Y, 5.50%, 4/4/53, Callable 10/4/52 @ 100 446,435
324,000 Romanian Government International Bond, 5.25%,
11/25/27(a) 323,310
150,000 Romanian Government International Bond,
Registered Shares, 6.63%, 2/17/28 154,707
314,000 Romanian Government International Bond,
Registered Shares, 5.88%, 1/30/29 315,676
430,000 Romanian Government International Bond, 3.63%,
3/27/32(a) 368,170
130,000 Romanian Government International Bond, 7.13%,
1/17/33(a) 135,220
212,000 Saudi Government International Bond, 2.75%,
2/3/32(a) 189,498
200,000 Saudi Government International Bond, 5.00%,
4/17/49(a) 173,540
200,000 Saudi Government International Bond, Registered
Shares, 3.25%, 11/17/51, MTN 128,064
678,000 Saudi Government International Bond, 3.75%,
1/21/55(a) 460,579
683,214 Uruguay Government International Bond, 5.75%,
10/28/34, Callable 7/28/34 @ 100 721,812
21,140,030
Transportation Infrastructure (0.0%
†
):
577,000 Empresa de Transporte de Pasajeros Metro SA,
4.70%, 5/7/50, Callable 11/7/49 @ 100(a) 463,878
Wireless Telecommunication Services (0.0%
†
):
280,000 Bharti Airtel, Ltd., 3.25%, 6/3/31, Callable 3/5/31
@ 100(a) 259,354
285,000 Empresa Nacional del Petroleo, 6.15%, 5/10/33,
Callable 2/10/33 @ 100(a) 293,185
200,000 Empresa Nacional del Petroleo, 5.95%, 7/30/34,
Callable 4/30/34 @ 100(a) 202,598
755,137
Total Yankee Debt Obligations (Cost $58,797,464) 58,726,182
Principal Amount Value
Municipal Bonds (0.5%):
Arizona (0.1%):
$ 1,045,000 Maricopa County Industrial Development Authority
Revenue, 7.38%, 10/1/29, Continuously Callable
@100 $ 1,081,272
California (0.1%):
905,000 California State University Revenue, Series B,
2.72%, 11/1/52 560,828
435,000 State of California, GO, 7.50%, 4/1/34 505,466
440,000 University of California Revenue, Series BF, 2.65%,
5/15/50, Continuously Callable @100 260,036
347,000 University of California Revenue, Series AQ, 4.77%,
5/15/15 283,971
50,000 University of California Revenue, Series AD, 4.86%,
5/15/12 42,034
1,652,335
Louisiana (0.1%):
2,870,000 Louisiana Local Government Environmental Facilities
& Community Development Authority Revenue,
Series A1-A3, Class A1- A3, 5.05%, 12/1/34 2,926,998
Massachusetts (0.1%):
2,035,000 Massachusetts Educational Financing Authority
Revenue, Series A, 6.35%, 7/1/49, Continuously
Callable @100 2,068,150
Michigan (0.0%
†
):
801,000 University of Michigan Revenue, Series B, 3.50%,
4/1/52, Continuously Callable @100 586,332
Minnesota (0.0%
†
):
406,000 University of Minnesota Revenue, 4.05%, 4/1/52 326,412
New Jersey (0.0%
†
):
575,000 New Jersey Transportation Trust Fund Authority
Revenue, Series B, 6.56%, 12/15/40 631,505
New York (0.1%):
1,420,000 New York State Dormitory Authority Revenue,
Series C, Class C, 2.15%, 3/15/31 1,266,881
1,045,000 New York State Dormitory Authority Revenue,
Series C, 2.05%, 3/15/30 947,481
165,000 United Nations Development Corp. Revenue, Series
A, 6.01%, 8/1/40, Continuously Callable @100 173,682
2,388,044
Oklahoma (0.0%
†
):
255,000 Oklahoma Development Finance Authority Revenue,
Series A2, 4.62%, 6/1/44 246,345
Texas (0.0%
†
):
430,000 State of Texas, GO, Series B, 2.75%, 10/1/41,
Continuously Callable @100 322,006
Total Municipal Bonds (Cost $13,258,483) 12,229,399
U.S. Government Agency Mortgages (33.8%):
Federal National Mortgage Association (13.7%):
12,980 2.50%, 9/1/27, Pool #AP5205 12,763
17,974 2.50%, 9/1/27, Pool #AB6194 17,676
6,237 2.50%, 2/1/28, Pool #AB8446 6,126
9,621 3.00%, 4/1/28, Pool #AT3121 9,494
12,387 2.50%, 4/1/28, Pool #AB8870 12,151
11,560 3.00%, 5/1/28, Pool #AT6033 11,406
40,734 2.50%, 8/1/28, Pool #AS0190 39,886

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 52,211 3.50%, 10/1/28, Pool #AV0198 $ 51,618
27,098 3.00%, 10/1/28, Pool #AU8774 26,717
2,192 3.00%, 10/1/28, Pool #AQ4132 2,162
3,320 3.00%, 11/1/28, Pool #AV0298 3,272
99,792 3.50%, 11/1/28, Pool #AV1360 98,633
71,628 3.00%, 4/1/29, Pool #AW0937 70,083
72,099 3.00%, 5/1/29, Pool #AW2544 70,996
108,164 3.00%, 6/1/29, Pool #AS2676 105,760
25,349 3.00%, 7/1/29, Pool #AW1281 24,950
132,872 3.00%, 7/1/29, Pool #AW4229 130,773
67,174 3.00%, 9/1/29, Pool #AS3220 65,614
22,718 3.50%, 9/1/29, Pool #AX0105 22,495
178,725 3.00%, 9/1/29, Pool #AL6897 176,088
8,297 3.50%, 10/1/29, Pool #AX2741 8,210
36,487 3.00%, 10/1/29, Pool #AS3594 35,890
148,093 3.00%, 1/1/30, Pool #AL6144 144,506
6,187 2.50%, 2/1/30, Pool #AS4488 6,009
15,665 2.50%, 2/1/30, Pool #BM3403 15,321
5,163 2.50%, 2/1/30, Pool #AS4485 5,018
33,738 3.00%, 3/1/30, Pool #AL6583 33,037
44,167 2.50%, 3/1/30, Pool #AS4688 42,894
27,329 3.00%, 4/1/30, Pool #AL6584 26,650
16,743 2.50%, 4/1/30, Pool #AY3416 16,278
8,484 2.50%, 5/1/30, Pool #AY0828 8,243
14,733 3.00%, 5/1/30, Pool #AL6761 14,425
79,991 3.00%, 6/1/30, Pool #AL9381 78,295
4,231 3.00%, 7/1/30, Pool #AZ2297 4,135
5,964 2.50%, 7/1/30, Pool #AS5405 5,780
35,698 2.50%, 7/1/30, Pool #AS5403 34,628
6,612 3.00%, 7/1/30, Pool #AX9700 6,464
10,973 2.50%, 7/1/30, Pool #AZ2170 10,652
32,409 3.00%, 7/1/30, Pool #AX9701 31,702
23,857 3.00%, 7/1/30, Pool #AL7139 23,339
24,687 3.00%, 8/1/30, Pool #AS5622 24,160
1,708 3.00%, 8/1/30, Pool #AZ8597 1,671
31,422 3.00%, 8/1/30, Pool #AS5623 30,853
33,066 2.50%, 8/1/30, Pool #AS5616 32,063
22,619 3.50%, 8/1/30, Pool #AS5708 22,364
17,964 2.50%, 8/1/30, Pool #AS5548 17,417
5,636 3.00%, 8/1/30, Pool #AX3298 5,512
51,595 2.50%, 8/1/30, Pool #BM3552 50,160
31,856 3.00%, 8/1/30, Pool #AL7227 31,272
21,031 2.50%, 8/1/30, Pool #AS5614 20,404
40,940 3.00%, 8/1/30, Pool #AL7225 39,420
4,835 3.00%, 8/1/30, Pool #AZ7833 4,724
29,371 3.00%, 9/1/30, Pool #AS5728 28,736
6,554 3.00%, 9/1/30, Pool #AL7320 6,445
31,330 2.50%, 9/1/30, Pool #AS5872 29,969
24,652 2.50%, 9/1/30, Pool #AS5786 23,595
10,532 3.00%, 9/1/30, Pool #AZ5719 10,304
25,571 3.00%, 9/1/30, Pool #AS5714 24,630
3,693 2.50%, 11/1/30, Pool #AL7800 3,580
24,199 2.50%, 11/1/30, Pool #AS6115 23,276
23,708 2.50%, 11/1/30, Pool #AS6116 22,635
30,532 2.50%, 11/1/30, Pool #AS6141 29,204
21,438 2.50%, 11/1/30, Pool #AS6142 20,510
264,600 3.00%, 1/1/31, Pool #BM3537 261,106
23,929 2.50%, 3/1/31, Pool #BM1595 23,494
10,167,000 5.81%, 6/1/31, Pool #BZ1178 10,623,982
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 47,423 2.50%, 6/1/31, Pool #AS7320 $ 45,786
777,025 1.50%, 6/1/31, Pool #MA4367 729,817
1,432,994 1.50%, 7/1/31, Pool #MA4389 1,344,783
72,065 2.50%, 7/1/31, Pool #AS7605 69,577
80,311 2.50%, 7/1/31, Pool #AS7617 77,539
2,948 2.50%, 8/1/31, Pool #BC2777 2,846
7,692 4.00%, 8/1/31, Pool #AY4688 7,571
15,660 4.00%, 8/1/31, Pool #AY4707 15,576
454,493 3.00%, 8/1/31, Pool #AL9376 443,776
51,328 3.00%, 9/1/31, Pool #AL9378 50,140
102,315 2.50%, 10/1/31, Pool #AS8009 98,405
27,920 2.00%, 10/1/31, Pool #MA2774 26,713
687,610 2.50%, 10/1/31, Pool #BC4773 648,997
197,101 2.50%, 10/1/31, Pool #AS8208 190,293
304,316 2.50%, 10/1/31, Pool #AS8195 287,220
142,358 2.50%, 10/1/31, Pool #AS8193 136,917
9,191 2.00%, 11/1/31, Pool #AS8291 8,793
47,352 2.00%, 11/1/31, Pool #BC9040 45,304
50,866 2.50%, 11/1/31, Pool #BC2629 49,109
143,571 2.00%, 11/1/31, Pool #AS8251 137,360
104,918 2.50%, 11/1/31, Pool #BC2631 100,868
166,964 2.00%, 11/1/31, Pool #BM3054 159,743
56,829 2.50%, 11/1/31, Pool #BC2628 53,634
53,972 2.50%, 11/1/31, Pool #AS8245 50,939
67,779 2.50%, 11/1/31, Pool #AS8241 65,187
117,131 2.50%, 11/1/31, Pool #AS8240 113,086
40,569 2.00%, 12/1/31, Pool #MA2845 38,813
6,289 3.00%, 2/1/32, Pool #BE5670 6,111
10,236 2.50%, 2/1/32, Pool #BM1036 9,839
104,297 2.50%, 3/1/32, Pool #AS9317 98,451
268,324 2.00%, 3/1/32, Pool #BM3061 256,717
194,460 2.50%, 3/1/32, Pool #AS9318 188,286
218,313 2.50%, 3/1/32, Pool #AS9319 208,881
194,337 2.50%, 3/1/32, Pool #AS9321 183,870
158,585 3.00%, 3/1/32, Pool #AS9327 154,093
104,970 2.50%, 3/1/32, Pool #AS9316 100,731
733,586 3.50%, 4/1/32, Pool #BM3503 721,843
548,285 3.50%, 5/1/32, Pool #BM1602 541,186
797,362 3.00%, 6/1/32, Pool #BM1791 775,189
241,787 2.50%, 8/1/32, Pool #BM3578 234,102
80,614 3.00%, 9/1/32, Pool #BM3240 79,053
34,661 3.50%, 11/1/32, Pool #BJ2054 34,106
20,046 3.50%, 1/1/33, Pool #BJ2096 19,774
33,937 5.50%, 1/1/33, Pool #676661 34,950
439,407 2.50%, 2/1/33, Pool #BM3793 420,162
1,095,588 3.00%, 5/1/33, Pool #FM1880 1,068,240
24,384 5.50%, 5/1/33, Pool #555424 24,975
38,337 4.00%, 9/1/33, Pool #BK7642 37,703
92,050 4.00%, 10/1/33, Pool #CA2527 92,473
97,325 4.00%, 11/1/33, Pool #CA2555 95,678
180,060 2.50%, 12/1/33, Pool #FM1680 173,247
3,430,000 Class A3 , Series 2022-M5, 2.42%, 1/1/34 2,905,610
60,674 5.50%, 2/1/35, Pool #735989 62,170
183,325 5.00%, 2/1/35, Pool #735226 185,211
15,450 5.00%, 3/1/35, Pool #735288 15,609
5,712 6.00%, 4/1/35, Pool #735504 5,872
220,471 2.00%, 6/1/35, Pool #CA5939 203,649
442,810 2.00%, 6/1/35, Pool #CA5933 409,378
115,704 3.00%, 8/1/35, Pool #CA6876 111,045

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 117,077 3.00%, 8/1/35, Pool #CA6849 $ 113,123
210,348 2.00%, 9/1/35, Pool #CA6840 194,235
28,169 5.00%, 9/1/35, Pool #889974 28,310
233,213 2.00%, 9/1/35, Pool #CA7136 215,203
76,851 3.00%, 12/1/35, Pool #CA8389 73,753
670,483 2.50%, 12/1/35, Pool #CA8387 631,871
771,041 1.50%, 12/1/35, Pool #CA8377 689,454
33,505 3.00%, 12/1/35, Pool #CA8391 32,348
760,201 2.50%, 12/1/35, Pool #CA8388 718,258
82,533 4.00%, 1/1/36, Pool #AB0686 79,830
292,321 2.00%, 2/1/36, Pool #FM6149 269,927
409,748 2.00%, 3/1/36, Pool #CA9432 375,794
205,441 1.50%, 3/1/36, Pool #CA9422 184,231
302,497 2.50%, 3/1/36, Pool #CA9444 285,382
521,118 2.00%, 4/1/36, Pool #FM7495 482,941
385,479 2.00%, 5/1/36, Pool #CB0428 357,247
339,235 1.50%, 5/1/36, Pool #CB0622 304,208
1,190,349 1.50%, 6/1/36, Pool #FM7423 1,071,503
596,099 2.00%, 7/1/36, Pool #FM8117 547,279
1,436,186 2.00%, 9/1/36, Pool #FM8733 1,320,565
1,321,516 2.00%, 9/1/36, Pool #FM8695 1,221,551
149,330 5.50%, 9/1/36, Pool #995113 153,963
17,850 3.00%, 10/1/36, Pool #AL9227 17,188
132,682 3.00%, 11/1/36, Pool #AS8348 127,713
54,980 3.00%, 11/1/36, Pool #AS8349 50,459
285,560 2.00%, 11/1/36, Pool #FM9318 262,545
180,888 3.00%, 12/1/36, Pool #AS8553 166,024
133,056 3.00%, 12/1/36, Pool #BE1896 128,119
4,568,303 1.50%, 12/1/36, Pool #FS0003 4,082,145
278,197 2.00%, 1/1/37, Pool #FS0216 257,146
121,583 2.00%, 2/1/37, Pool #FS0610 111,478
280,643 2.00%, 2/1/37, Pool #FS0754 258,534
646,420 2.00%, 2/1/37, Pool #CB2967 592,196
350,068 1.50%, 2/1/37, Pool #FS3221 313,511
338,883 2.00%, 3/1/37, Pool #CB2966 309,754
1,458,646 2.00%, 3/1/37, Pool #FS1330 1,339,618
1,148,661 2.00%, 3/1/37, Pool #FS1331 1,058,355
859,493 2.00%, 4/1/37, Pool #FS3325 792,324
7,216 5.50%, 2/1/38, Pool #961545 7,358
6,072 6.00%, 3/1/38, Pool #889529 6,370
35,360 5.50%, 5/1/38, Pool #889692 36,326
34,854 5.50%, 5/1/38, Pool #889441 36,248
16,119 6.00%, 5/1/38, Pool #889466 16,909
24,266 5.50%, 6/1/38, Pool #995018 24,943
7,100 5.50%, 9/1/38, Pool #889995 7,307
16,939 6.00%, 10/1/38, Pool #889983 17,713
114,636 5.50%, 1/1/39, Pool #AB0200 117,131
31,867 4.50%, 4/1/39, Pool #930922 32,118
26,423 3.50%, 5/1/39, Pool #MA3660 25,418
38,375 4.50%, 5/1/39, Pool #AL1472 38,674
347,306 5.00%, 6/1/39, Pool #AL7521 349,013
254,919 6.00%, 7/1/39, Pool #BF0056 265,298
18,435 5.50%, 10/1/39, Pool #AD0362 19,278
152,017 5.50%, 12/1/39, Pool #AC6680 158,593
17,815 5.50%, 12/1/39, Pool #AD0571 18,654
113,590 3.50%, 12/1/39, Pool #MA3869 105,975
1,784,437 4.50%, 1/1/40, Pool #AC8568 1,781,787
48,106 3.50%, 1/1/40, Pool #MA3891 44,886
85,888 3.50%, 2/1/40, Pool #MA3935 80,138
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 15,266 5.50%, 3/1/40, Pool #AL5304 $ 15,649
14,501 4.50%, 4/1/40, Pool #AD4038 14,463
111,757 6.00%, 4/1/40, Pool #AL4141 116,864
21,056 6.50%, 5/1/40, Pool #AL1704 22,106
27,366 4.50%, 7/1/40, Pool #AD7127 27,218
25,984 4.50%, 7/1/40, Pool #AB1226 25,945
4,038,000 4.50%, 7/25/40, TBA 4,011,937
802,000 4.00%, 7/25/40, TBA 784,373
1,219,000 2.50%, 7/25/40, TBA 1,137,956
203,000 3.00%, 7/25/40, TBA 193,476
13,801 6.00%, 9/1/40, Pool #AE0823 14,338
13,349 4.00%, 1/1/41, Pool #AL7167 12,983
29,555 6.00%, 6/1/41, Pool #AL4142 30,879
198,636 5.00%, 7/1/41, Pool #AL7524 202,219
10,815 4.50%, 7/1/41, Pool #AB3314 10,737
19,781 4.50%, 9/1/41, Pool #AI8961 19,689
327,265 5.50%, 9/1/41, Pool #AL8430 335,900
12,210,468 1.50%, 11/1/41, Pool #FS0316 10,027,210
6,215,066 1.50%, 12/1/41, Pool #MA4500 5,104,360
1,914,174 2.00%, 12/1/41, Pool #MA4501 1,623,614
107,458 3.50%, 1/1/42, Pool #AW8154 101,938
429,996 4.00%, 1/1/42, Pool #AB4307 419,931
483,011 2.00%, 2/1/42, Pool #MA4540 410,133
4,680,264 2.00%, 3/1/42, Pool #MA4570 3,973,979
17,026 3.50%, 4/1/42, Pool #AK7510 16,132
41,817 3.50%, 4/1/42, Pool #AO0777 39,617
738,026 2.00%, 4/1/42, Pool #MA4586 616,630
19,880 4.00%, 5/1/42, Pool #AO2114 19,187
6,302 3.50%, 5/1/42, Pool #AO2881 5,971
90,586 4.00%, 5/1/42, Pool #AO2961 87,429
9,490 3.50%, 6/1/42, Pool #AK9225 8,992
6,749 3.50%, 6/1/42, Pool #AO3048 6,394
22,534 3.50%, 7/1/42, Pool #AO9707 21,351
86,011 4.50%, 9/1/42, Pool #AL2482 85,698
517,552 4.50%, 1/1/43, Pool #AL8206 515,984
53,771 3.00%, 3/1/43, Pool #AR9218 49,038
40,373 3.00%, 3/1/43, Pool #AR7576 36,069
35,947 3.00%, 3/1/43, Pool #AR7568 31,735
43,882 3.00%, 4/1/43, Pool #AB8924 39,215
44,194 3.00%, 4/1/43, Pool #AT2043 39,487
510 3.50%, 4/1/43, Pool #CA1530 467
17,953 3.00%, 4/1/43, Pool #AT2037 15,850
72,266 3.00%, 4/1/43, Pool #AT2040 65,906
52,311 3.00%, 4/1/43, Pool #AR8630 47,708
43,411 3.00%, 4/1/43, Pool #AB8923 39,589
5,285 3.00%, 6/1/43, Pool #AB9564 4,751
353,438 5.00%, 12/1/43, Pool #AL7777 354,894
159,463 5.00%, 11/1/44, Pool #AL8878 160,662
478,184 3.50%, 2/1/45, Pool #FM5294 442,926
153,149 3.50%, 2/1/45, Pool #BM1100 143,510
100,216 5.00%, 6/1/45, Pool #BM3784 100,877
1,963,307 3.50%, 9/1/45, Pool #FM3224 1,829,286
71,887 4.50%, 9/1/45, Pool #AL7936 71,336
2,807 4.50%, 11/1/45, Pool #AS6233 2,773
46,192 4.50%, 11/1/45, Pool #AL9501 45,589
4,766,721 3.50%, 11/1/45, Pool #FM6411 4,413,223
98,410 4.50%, 12/1/45, Pool #BM1756 97,474
11,634 3.00%, 6/1/46, Pool #AS7365 10,482
298,357 4.50%, 7/1/46, Pool #BM1920 295,056

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 889,942 3.50%, 7/1/46, Pool #BA7748 $ 823,877
235,749 4.50%, 7/1/46, Pool #BM3053 232,993
12,917 3.00%, 8/1/46, Pool #AL9031 11,630
851,223 3.00%, 9/1/46, Pool #BD1469 759,325
137,534 3.00%, 11/1/46, Pool #BD9645 123,156
263,332 3.00%, 11/1/46, Pool #BD9644 237,484
102,663 3.00%, 11/1/46, Pool #BD9643 92,582
761,164 3.00%, 12/1/46, Pool #AS8486 678,936
178,261 3.50%, 12/1/46, Pool #BE2103 163,208
660,198 3.50%, 2/1/47, Pool #AL9920 602,225
297,975 3.50%, 2/1/47, Pool #BE1534 270,223
67,347 3.50%, 3/1/47, Pool #BH0158 61,029
240,929 4.00%, 5/1/47, Pool #BH0398 229,138
415,570 3.50%, 5/1/47, Pool #BD2417 376,606
156,220 3.50%, 5/1/47, Pool #BE9375 143,029
270,969 3.50%, 5/1/47, Pool #BM1174 251,032
108,773 3.50%, 6/1/47, Pool #BH0567 99,586
180,677 4.00%, 7/1/47, Pool #BH3401 171,839
248,820 4.00%, 8/1/47, Pool #BM1619 236,645
16,722 4.00%, 9/1/47, Pool #MA3121 15,771
119,086 4.50%, 10/1/47, Pool #BM3052 116,452
528,151 3.50%, 11/1/47, Pool #MA3182 484,675
529,371 3.50%, 12/1/47, Pool #MA3210 485,785
145,142 4.50%, 12/1/47, Pool #BH7067 144,003
321,814 3.50%, 1/1/48, Pool #MA3238 295,316
1,078,730 3.50%, 1/1/48, Pool #FM5293 998,792
369,078 4.00%, 1/1/48, Pool #BH9222 348,085
50,403 4.00%, 2/1/48, Pool #BJ9057 47,885
241,285 3.50%, 2/1/48, Pool #BH9277 220,789
55,667 4.00%, 2/1/48, Pool #BJ9058 53,204
306,975 3.50%, 3/1/48, Pool #BJ4916 280,898
161,917 3.50%, 3/1/48, Pool #BJ0648 148,159
96,763 3.50%, 3/1/48, Pool #BK1958 88,544
2,995,948 3.50%, 3/1/48, Pool #BJ0650 2,741,443
179,069 3.50%, 4/1/48, Pool #FM5295 167,392
113,560 4.50%, 4/1/48, Pool #BM3846 111,674
29,763 4.00%, 4/1/48, Pool #MA3333 28,077
2,726,048 4.50%, 4/1/48, Pool #FM7783 2,662,147
35,210 4.00%, 5/1/48, Pool #CA2708 33,215
1,412,468 3.50%, 5/1/48, Pool #MA3356 1,294,490
1,602,200 4.50%, 5/1/48, Pool #CA1704 1,565,490
114,055 5.00%, 6/1/48, Pool #CA2317 113,543
24,978 4.00%, 6/1/48, Pool #MA3384 23,564
8,620 4.50%, 7/1/48, Pool #BK4471 8,423
62,347 4.50%, 7/1/48, Pool #BK6113 61,343
24,651 4.00%, 7/1/48, Pool #MA3415 23,133
227,001 4.00%, 8/1/48, Pool #BK4772 214,139
486,417 5.00%, 9/1/48, Pool #MA3472 484,221
337,305 4.00%, 9/1/48, Pool #FM5566 318,430
36,377 5.00%, 10/1/48, Pool #MA3501 36,213
71,576 4.00%, 10/1/48, Pool #CA2469 67,538
102,268 5.00%, 10/1/48, Pool #BK7881 101,807
7,498 3.50%, 11/1/48, Pool #FM1543 6,874
67,280 5.00%, 11/1/48, Pool #MA3527 66,976
17,136 5.00%, 12/1/48, Pool #BN4404 17,187
1,003,505 4.00%, 1/1/49, Pool #FM5296 960,319
19,650 5.00%, 1/1/49, Pool #BN4430 19,710
66,289 5.00%, 1/1/49, Pool #BN3949 65,990
222,549 3.50%, 6/1/49, Pool #FM5315 204,375
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 659,804 4.00%, 9/1/49, Pool #FM3665 $ 622,596
3,860,703 3.00%, 3/1/50, Pool #FM5290 3,426,805
268,563 4.00%, 3/1/50, Pool #CA5368 250,903
265,082 4.00%, 5/1/50, Pool #FM7973 249,515
365,271 4.00%, 6/1/50, Pool #CA6106 344,822
1,415,907 2.50%, 7/1/50, Pool #CA6359 1,195,837
2,497,668 2.50%, 7/1/50, Pool #CA6341 2,116,100
2,416,463 2.50%, 7/1/50, Pool #CA6342 2,047,314
2,510,894 2.50%, 7/1/50, Pool #CA6343 2,127,375
728,870 2.50%, 8/1/50, Pool #CA6711 617,581
1,468,521 3.00%, 8/1/50, Pool #FM5292 1,295,588
2,334,416 2.50%, 8/1/50, Pool #CA6636 1,977,826
1,660,579 2.00%, 8/1/50, Pool #FP0025 1,325,796
2,832,242 2.50%, 8/1/50, Pool #CA6577 2,399,676
220,994 4.00%, 8/1/50, Pool #FM7703 208,226
337,749 2.00%, 9/1/50, Pool #BQ0697 269,858
1,079,412 2.00%, 9/1/50, Pool #MA4119 862,455
1,770,997 1.50%, 10/1/50, Pool #MA4157 1,334,007
1,944,409 2.00%, 10/1/50, Pool #MA4158 1,553,526
1,614,135 2.50%, 11/1/50, Pool #CA7597 1,363,243
1,542,052 1.50%, 11/1/50, Pool #MA4181 1,161,484
452,430 2.50%, 11/1/50, Pool #FM4874 382,140
251,397 2.00%, 11/1/50, Pool #BQ6334 202,081
1,175,540 2.00%, 12/1/50, Pool #FM5176 948,028
362,317 2.00%, 12/1/50, Pool #FM5305 292,226
1,558,522 1.50%, 12/1/50, Pool #MA4209 1,173,854
8,595,257 3.50%, 1/1/51, Pool #FM7599 7,840,519
1,351,133 4.00%, 1/1/51, Pool #FM7031 1,273,509
432,681 2.50%, 1/1/51, Pool #CA8592 366,572
29,569,475 2.00%, 1/1/51, Pool #MA4237 23,506,143
2,440,652 2.00%, 2/1/51, Pool #BR1615 1,942,521
1,216,821 2.50%, 2/1/51, Pool #CA9038 1,020,678
2,082,476 1.50%, 3/1/51, Pool #MA4280 1,576,349
774,023 2.00%, 3/1/51, Pool #BN8997 622,514
429,427 2.00%, 3/1/51, Pool #BN9004 345,831
1,493,793 4.00%, 3/1/51, Pool #FM7460 1,408,417
159,225 2.50%, 3/1/51, Pool #BR4654 133,547
722,905 2.00%, 4/1/51, Pool #BR7802 581,475
240,355 2.00%, 4/1/51, Pool #FS0599 193,998
101,655 2.50%, 4/1/51, Pool #BR8283 85,270
192,392 2.50%, 4/1/51, Pool #BR8896 161,395
556,288 2.00%, 4/1/51, Pool #BR7241 448,285
1,047,600 2.00%, 4/1/51, Pool #FM6863 849,541
55,303 2.50%, 5/1/51, Pool #BR8296 46,388
112,101 2.50%, 5/1/51, Pool #BR8915 94,042
7,544,253 4.00%, 5/1/51, Pool #FS1463 7,077,450
1,789,070 2.50%, 5/1/51, Pool #CB0383 1,509,548
5,157,099 3.00%, 6/1/51, Pool #CB0848 4,525,830
526,455 1.50%, 6/1/51, Pool #BR9265 398,525
2,108,112 2.00%, 7/1/51, Pool #MA4378 1,675,107
181,379 2.50%, 7/1/51, Pool #BP3574 152,136
3,560,373 4.00%, 10/1/51, Pool #FS1133 3,351,509
56,881 2.50%, 10/1/51, Pool #BT8452 47,719
611,803 2.50%, 10/1/51, Pool #CB1806 516,241
1,031,483 2.00%, 11/1/51, Pool #CB2139 834,850
2,143,291 3.00%, 11/1/51, Pool #CB2165 1,877,949
2,644,163 2.00%, 11/1/51, Pool #FS1334 2,102,224
932,524 2.00%, 11/1/51, Pool #FM9452 745,830
1,957,553 2.00%, 11/1/51, Pool #CB2079 1,564,170

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 2,147,753 2.00%, 11/1/51, Pool #CB2054 $ 1,732,486
772,026 2.50%, 11/1/51, Pool #FS0026 655,093
1,901,946 2.00%, 11/1/51, Pool #FM9538 1,532,558
1,370,693 2.00%, 12/1/51, Pool #FS0211 1,101,622
1,337,344 2.00%, 12/1/51, Pool #FS0212 1,075,614
467,793 2.50%, 12/1/51, Pool #CB2372 394,698
238,112 2.00%, 12/1/51, Pool #FS0598 193,281
593,895 2.00%, 12/1/51, Pool #FM9730 476,970
895,540 2.00%, 12/1/51, Pool #FM9925 716,496
939,767 3.00%, 12/1/51, Pool #CB2418 826,016
1,551,828 2.50%, 1/1/52, Pool #FS0193 1,301,807
1,988,040 2.50%, 1/1/52, Pool #CB2621 1,686,410
2,020,516 2.50%, 1/1/52, Pool #FS0208 1,707,794
2,496,744 2.50%, 1/1/52, Pool #FS0209 2,106,513
1,073,373 2.00%, 1/1/52, Pool #FS0290 864,853
1,572,937 2.00%, 1/1/52, Pool #FS0497 1,258,223
1,253,174 2.00%, 1/1/52, Pool #CB2601 1,009,700
3,004,484 2.50%, 1/1/52, Pool #CB2622 2,539,261
912,963 2.50%, 1/1/52, Pool #CB2633 780,516
2,203,497 2.50%, 1/1/52, Pool #FS0378 1,861,115
1,634,486 2.50%, 1/1/52, Pool #CB2620 1,391,275
6,064,136 2.00%, 2/1/52, Pool #FS2040 4,816,129
756,141 2.00%, 2/1/52, Pool #FS0646 611,540
3,262,656 2.00%, 2/1/52, Pool #CB2838 2,614,246
2,024,117 2.50%, 2/1/52, Pool #CB2856 1,709,232
481,696 2.50%, 2/1/52, Pool #CB2854 404,931
1,457,489 2.00%, 2/1/52, Pool #CB2837 1,178,741
631,364 2.00%, 2/1/52, Pool #CB2836 503,556
314,485 2.50%, 2/1/52, Pool #CB2863 271,073
1,705,149 2.50%, 2/1/52, Pool #CB2855 1,437,146
3,646,443 2.00%, 3/1/52, Pool #CB3102 2,931,198
1,993,935 2.00%, 3/1/52, Pool #CB3101 1,597,568
247,715 3.00%, 3/1/52, Pool #CB3115 217,112
769,271 2.50%, 3/1/52, Pool #FS1661 652,580
1,394,339 2.00%, 3/1/52, Pool #CB3105 1,127,632
689,411 3.00%, 4/1/52, Pool #FS1520 606,519
659,817 4.00%, 4/1/52, Pool #FS1267 620,875
1,107,924 3.00%, 5/1/52, Pool #FS1522 970,714
463,266 3.50%, 5/1/52, Pool #BV8545 423,134
4,209,436 4.00%, 5/1/52, Pool #FS3377 3,950,219
803,139 5.00%, 7/1/52, Pool #FS2458 797,654
523,289 3.50%, 7/1/52, Pool #FS2812 473,261
416,165 4.50%, 7/1/52, Pool #MA4656 398,390
1,010,479 5.00%, 7/1/52, Pool #FS2473 999,426
650,598 5.00%, 7/1/52, Pool #FS2409 646,492
379,923 3.50%, 8/1/52, Pool #CB4324 350,049
8,823,189 4.50%, 8/1/52, Pool #CB4345 8,526,905
78,661 3.50%, 9/1/52, Pool #CB4657 71,560
331,310 3.50%, 9/1/52, Pool #CB4660 302,867
262,666 3.50%, 9/1/52, Pool #CB4658 238,717
410,477 3.50%, 9/1/52, Pool #CB4661 371,278
383,174 6.00%, 11/1/52, Pool #FS3251 397,484
839,143 5.00%, 12/1/52, Pool #MA4841 826,750
2,260,405 6.00%, 1/1/53, Pool #FS3832 2,342,788
372,192 5.00%, 1/1/53, Pool #BX4207 368,901
2,160,869 5.00%, 1/1/53, Pool #CB5450 2,121,834
858,884 5.50%, 1/1/53, Pool #CB5462 866,674
1,189,915 5.50%, 1/1/53, Pool #BX6108 1,199,380
1,822,758 6.00%, 4/1/53, Pool #CB6094 1,861,154
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 7,643,961 5.00%, 4/1/53, Pool #CB6063 $ 7,552,180
346,466 6.00%, 5/1/53, Pool #BY0568 353,082
714,929 5.50%, 5/1/53, Pool #BY0557 720,993
771,138 6.00%, 5/1/53, Pool #FS4641 786,781
2,727,540 5.50%, 5/1/53, Pool #FS4629 2,750,636
3,434,337 5.50%, 5/1/53, Pool #CB6321 3,463,468
2,581,689 6.00%, 5/1/53, Pool #CB6329 2,645,743
664,134 5.50%, 5/1/53, Pool #BY2967 669,752
1,880,026 5.50%, 6/1/53, Pool #CB6463 1,895,984
3,250,050 6.00%, 7/1/53, Pool #CB6757 3,330,673
3,250,885 6.50%, 8/1/53, Pool #FS5537 3,382,296
6,486,718 6.00%, 8/1/53, Pool #CB6872 6,610,206
687,886 6.50%, 9/1/53, Pool #CB7142 713,387
1,882,018 6.50%, 10/1/53, Pool #CB7349 1,945,807
4,081,607 6.50%, 2/1/54, Pool #CB8018 4,241,150
2,053,753 6.50%, 6/1/54, Pool #CB8727 2,122,770
4,008,883 6.50%, 8/1/54, Pool #FS8574 4,166,011
2,674,000 5.00%, 7/25/55, TBA 2,620,938
9,304,000 5.50%, 7/25/55, TBA 9,301,093
5,960,000 6.00%, 7/25/55, TBA 6,056,850
615,000 6.50%, 7/25/55, TBA 634,795
3,700,000 3.50%, 8/25/55, TBA 3,330,000
3,287,000 6.50%, 8/25/55 3,387,664
355,201,855
Government National Mortgage Association (6.3%):
5,029 4.50%, 9/15/33, Pool #615516 4,986
20,066 5.00%, 12/15/33, Pool #783571 20,377
7,652 6.50%, 8/20/38, Pool #4223 7,973
2,681 6.50%, 10/15/38, Pool #673213 2,878
4,182 6.50%, 11/20/38, Pool #4292 4,357
8,220 6.50%, 12/15/38, Pool #782510 8,533
77,628 5.00%, 1/15/39, Pool #782557 78,616
37,965 5.00%, 4/15/39, Pool #711939 38,653
52,760 5.00%, 4/15/39, Pool #782619 53,717
5,074 4.00%, 4/20/39, Pool #4422 4,853
5,093 5.00%, 6/15/39, Pool #782696 5,185
17,772 4.00%, 7/20/39, Pool #4494 16,997
30,263 5.00%, 10/20/39, Pool #4559 30,431
3,421 4.50%, 12/20/39, Pool #4598 3,419
8,868 4.50%, 1/15/40, Pool #728627 8,736
4,146 4.50%, 1/20/40, Pool #4617 4,143
3,413 4.50%, 2/20/40, Pool #4636 3,403
26,055 5.00%, 5/15/40, Pool #782958 26,397
218 4.50%, 5/20/40, Pool #4696 218
15,354 5.00%, 6/15/40, Pool #697862 15,678
161,223 4.50%, 7/15/40, Pool #733795 158,826
20,618 4.50%, 7/15/40, Pool #745793 19,916
8,523 4.50%, 7/20/40, Pool #4746 8,499
15,605 4.50%, 8/20/40, Pool #4771 15,563
9,557 4.50%, 9/20/40, Pool #748948 9,415
4,618 4.00%, 9/20/40, Pool #4800 4,456
34,348 4.50%, 10/15/40, Pool #783609 34,341
15,646 4.50%, 10/20/40, Pool #4834 15,604
121,845 4.00%, 10/20/40, Pool #4833 117,567
228,481 4.00%, 11/20/40, Pool #4853 220,460
112,979 4.00%, 12/20/40, Pool #4882 109,012
65,804 4.00%, 1/15/41, Pool #759138 62,433
101,373 4.00%, 1/20/41, Pool #4922 97,814
10,656 4.50%, 2/15/41, Pool #738019 10,405

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 1,720 4.00%, 2/20/41, Pool #4945 $ 1,642
468,151 4.00%, 2/20/41, Pool #742887 454,839
35,157 4.00%, 3/15/41, Pool #762838 33,356
2,502 5.00%, 4/20/41, Pool #5018 2,480
5,485 5.00%, 6/20/41, Pool #5083 5,437
40,411 4.50%, 6/20/41, Pool #783590 40,270
2,681 4.50%, 7/20/41, Pool #754367 2,639
28,006 4.50%, 7/20/41, Pool #783584 27,908
94,386 4.50%, 7/20/41, Pool #5115 92,948
2,958 5.00%, 7/20/41, Pool #5116 2,933
66,965 4.00%, 7/20/41, Pool #742895 65,036
29,382 4.50%, 11/15/41, Pool #783610 29,626
77,823 3.50%, 1/15/42, Pool #553461 73,178
113,912 4.00%, 4/20/42, Pool #MA0023 108,877
48,718 5.00%, 7/20/42, Pool #MA0223 48,747
115,127 3.50%, 4/15/43, Pool #AD2334 106,295
218,531 3.50%, 4/20/43, Pool #MA0934 203,197
123,559 3.50%, 5/20/43, Pool #MA1012 114,026
10,866 4.00%, 7/20/43, Pool #MA1158 10,386
423,669 4.50%, 6/20/44, Pool #MA1997 408,621
13,607 4.00%, 8/20/44, Pool #AI4167 12,974
6,985 4.00%, 8/20/44, Pool #AJ2723 6,660
340,412 4.00%, 8/20/44, Pool #MA2149 326,938
8,395 4.00%, 8/20/44, Pool #AJ4687 8,005
192,517 5.00%, 12/20/44, Pool #MA2448 190,866
16,532 3.00%, 12/20/44, Pool #MA2444 14,903
196,053 3.00%, 2/15/45, Pool #784439 177,025
871,137 3.50%, 5/20/45, Pool #MA2826 815,507
118,365 5.00%, 12/20/45, Pool #MA3313 118,900
4,394,741 3.50%, 3/20/46, Pool #MA3521 4,084,986
840,911 3.50%, 5/20/46, Pool #MA3663 781,635
283,503 3.50%, 7/20/46, Pool #MA3803 261,070
1,148,669 3.50%, 9/20/46, Pool #MA3937 1,058,844
5,897 4.00%, 10/20/46, Pool #AQ0542 5,621
49,942 3.50%, 10/20/46, Pool #AX4341 47,167
122,281 3.50%, 10/20/46, Pool #AX4344 114,912
62,109 3.50%, 10/20/46, Pool #AX4342 58,520
76,776 3.50%, 10/20/46, Pool #AX4345 71,962
47,938 3.50%, 10/20/46, Pool #AX4343 44,966
68,916 4.50%, 3/15/47, Pool #AZ8560 66,078
54,297 4.50%, 4/15/47, Pool #AZ8597 52,047
89,321 4.50%, 4/15/47, Pool #AZ8596 86,910
54,927 4.50%, 5/15/47, Pool #BA7888 53,446
1,075,745 4.00%, 6/20/47, Pool #MA4511 1,022,447
10,870 4.00%, 9/15/47, Pool #BC5919 10,241
15,072 4.00%, 10/15/47, Pool #BE1031 14,005
12,521 4.00%, 10/15/47, Pool #BD3187 11,894
13,634 4.00%, 11/15/47, Pool #BE1030 12,984
843,263 4.00%, 11/20/47, Pool #MA4838 801,485
14,906 4.00%, 12/15/47, Pool #BE4664 13,850
416,162 4.00%, 12/20/47, Pool #MA4901 393,141
13,182 4.00%, 1/15/48, Pool #BE0204 12,420
20,020 4.00%, 1/15/48, Pool #BE0143 18,601
180,701 4.50%, 9/20/48, Pool #BD0560 175,265
337,004 4.50%, 3/20/49, Pool #MA5818 329,872
14,427 4.50%, 4/20/49, Pool #MA5877 14,121
150,509 4.50%, 5/20/49, Pool #MA5932 147,325
281,209 4.50%, 4/20/50, Pool #MA6602 274,642
486,061 3.00%, 4/20/50, Pool #MA6599 431,348
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 217,667 4.00%, 5/20/50, Pool #MA6658 $ 204,882
62,474 3.00%, 5/20/50, Pool #MA6656 55,443
1,476,699 Class LP , Series 2020-127, 1.50%, 6/20/50 1,153,326
4,890,628 2.00%, 8/20/50, Pool #MA6818 3,990,783
1,106,815 3.00%, 10/20/50, Pool #MA6932 986,898
861,825 2.00%, 11/20/50, Pool #MA6994 702,160
15,338,326 2.00%, 12/20/50, Pool #MA7051 12,515,503
10,669,345 2.00%, 1/20/51, Pool #MA7135 8,694,375
1,015,709 3.00%, 1/20/51, Pool #MA7137 903,447
1,619,778 2.00%, 2/20/51, Pool #MA7192 1,319,662
4,766,699 2.50%, 4/20/51, Pool #MA7312 4,050,307
5,375,222 3.00%, 6/20/51, Pool #MA7419 4,762,806
6,957,644 3.00%, 8/20/51, Pool #MA7535 6,155,433
2,496,231 2.50%, 10/20/51, Pool #MA7649 2,120,681
1,729,551 3.00%, 12/20/51, Pool #MA7768 1,530,441
1,705,036 2.50%, 12/20/51, Pool #MA7767 1,448,471
72,950 3.00%, 1/20/52, Pool #MA7828 64,552
4,002,576 2.50%, 5/20/52, Pool #MA8042 3,400,166
7,363,846 3.50%, 5/20/52, Pool #MA8044 6,713,750
15,767,255 2.50%, 6/20/52, Pool #MA8097 13,393,831
4,528,907 2.50%, 7/20/52, Pool #MA8147 3,850,152
191,310 2.50%, 8/20/52, Pool #MA8197 162,648
4,233,071 4.00%, 12/20/52, Pool #MA8488 3,943,586
1,067,544 2.50%, 12/20/52, Pool #MA8485 907,583
3,374,351 2.50%, 1/20/53, Pool #MA8564 2,868,699
183,682 6.00%, 4/20/53, Pool #CT7444 188,586
5,292,000 6.50%, 7/20/55, TBA 5,430,915
15,100,000 5.00%, 7/20/55, TBA 14,826,313
3,179,000 3.00%, 7/20/55, TBA 2,809,938
2,439,000 4.00%, 7/20/55, TBA 2,266,365
10,116,000 4.50%, 7/20/55, TBA 9,681,328
10,712,000 6.00%, 7/20/55, TBA 10,867,659
17,185,000 5.50%, 7/20/55, TBA 17,203,796
33,000 3.50%, 8/1/55, TBA 29,865
164,404,235
Federal Home Loan Mortgage Corporation (9.6%):
21,105 3.00%, 9/1/27, Pool #U70060 20,875
14,870 3.00%, 7/1/28, Pool #U79018 14,687
4,468,090 Class XFX , Series KL06, 1.46%, 12/25/29, Callable
9/25/29 @ 100.00 186,853
10,106 3.00%, 1/1/30, Pool #V60696 9,695
12,838 3.00%, 1/1/30, Pool #V60724 12,427
22,201 2.50%, 3/1/30, Pool #V60770 21,253
53,432 2.50%, 5/1/30, Pool #J31728 51,945
22,903 2.50%, 5/1/30, Pool #J31418 22,272
41,082 3.00%, 5/1/30, Pool #J31689 40,227
34,136 2.50%, 5/1/30, Pool #V60796 33,806
83,029 3.00%, 6/1/30, Pool #V60840 81,342
1,494 2.50%, 7/1/30, Pool #J32491 1,450
5,065 3.00%, 7/1/30, Pool #J32181 4,961
7,168 2.50%, 7/1/30, Pool #J32209 6,855
9,284 2.50%, 7/1/30, Pool #J32204 8,841
2,070 2.50%, 7/1/30, Pool #V60905 2,051
40,644 3.00%, 7/1/30, Pool #G15520 39,813
4,911 3.00%, 8/1/30, Pool #J32436 4,807
31,459 2.50%, 8/1/30, Pool #V60902 30,525
8,636 3.00%, 8/1/30, Pool #V60909 8,453
38,211 2.50%, 8/1/30, Pool #V60886 37,110
94,977 2.50%, 9/1/30, Pool #V60904 92,115

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 30,317 2.50%, 9/1/30, Pool #V60903 $ 29,413
7,104,803 Class X1 , Series K121, 1.11%, 10/25/30, Callable
10/25/30 @ 100.00 303,091
172,702 2.50%, 4/1/31, Pool #G16186 163,142
3,199,856 1.50%, 5/1/31, Pool #RD5057 3,008,499
493,143 1.50%, 6/1/31, Pool #RD5059 463,207
3,575,000 Class A2 , Series K145, 2.58%, 5/25/32, Callable
5/25/32 @ 100.00 3,199,503
1,740,000 Class A2 , Series K146, 2.92%, 6/25/32, Callable
6/25/32 @ 100.00 1,590,236
4,095 3.00%, 10/1/32, Pool #J37706 3,969
5,327 3.00%, 11/1/32, Pool #J37835 5,163
3,866 3.00%, 12/1/32, Pool #J38060 3,747
1,365,337 2.50%, 4/1/33, Pool #ZS8087 1,310,500
307,464 Class A2 , Series KG08, 4.13%, 5/25/33, Callable
5/25/33 @ 100.00 300,511
4,491,000 Class A3 , Series K156, 3.70%, 6/25/33, Callable
6/25/33 @ 100.00 4,252,869
68,474 3.50%, 1/1/34, Pool #ZS9068 65,180
729,185 2.50%, 1/1/35, Pool #SB0298 684,065
42,408 5.50%, 2/1/35, Pool #G04692 44,237
244,154 3.50%, 5/1/35, Pool #SC0063 234,764
642,872 2.00%, 9/1/35, Pool #SB0539 593,196
1,330,030 2.00%, 1/1/36, Pool #SB0546 1,228,578
741,587 2.00%, 2/1/36, Pool #RC1819 687,288
856,385 2.00%, 2/1/36, Pool #SB8507 794,891
275,429 2.00%, 3/1/36, Pool #SB0544 253,742
238,051 1.50%, 4/1/36, Pool #SB0510 213,484
1,622,101 1.50%, 4/1/36, Pool #SB0514 1,460,432
1,601,314 2.00%, 5/1/36, Pool #RC1999 1,484,037
334,015 1.50%, 5/1/36, Pool #RC1975 300,713
3,706,838 2.00%, 6/1/36, Pool #RC2071 3,408,245
1,577,797 2.00%, 7/1/36, Pool #RC2097 1,450,690
1,297,892 2.00%, 4/1/37, Pool #SB0679 1,193,027
32,354 3.00%, 9/1/37, Pool #ZA2471 30,591
658,978 3.00%, 6/1/38, Pool #SC0111 628,336
67,908 6.00%, 4/1/39, Pool #G07613 70,612
11,766 4.50%, 12/1/39, Pool #A90196 11,753
339,552 3.50%, 1/1/40, Pool #RB5028 316,794
42,972 3.50%, 2/1/40, Pool #RB5034 40,091
12,541 4.50%, 7/1/40, Pool #A93010 12,516
13,571 4.00%, 8/1/40, Pool #A93534 13,098
232,115 4.50%, 9/1/40, Pool #A93700 229,432
83,251 4.00%, 9/1/40, Pool #A93851 80,754
17,615 4.00%, 10/1/40, Pool #A95923 17,074
12,314 4.00%, 11/1/40, Pool #A94779 11,937
11,964 4.00%, 11/1/40, Pool #A94977 11,597
12,084 4.00%, 11/1/40, Pool #A95144 11,713
769 4.00%, 4/1/41, Pool #Q00093 743
27,223 4.50%, 5/1/41, Pool #Q00959 27,084
26,675 4.50%, 5/1/41, Pool #Q00804 26,537
187,023 5.50%, 6/1/41, Pool #G07553 191,554
42,241 5.00%, 10/1/41, Pool #G07642 42,179
15,147 4.00%, 10/1/41, Pool #Q03841 14,762
20,165 4.00%, 10/1/41, Pool #Q04022 19,651
298,670 2.00%, 2/1/42, Pool #RB5145 253,591
1,574,819 2.00%, 3/1/42, Pool #RB5148 1,337,161
314,935 2.00%, 4/1/42, Pool #RB5153 263,568
105,296 3.50%, 4/1/42, Pool #C03811 99,556
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 100,969 3.50%, 4/1/42, Pool #Q07417 $ 95,670
3,330 3.50%, 5/1/42, Pool #Q08306 3,123
9,311 3.50%, 5/1/42, Pool #Q08239 8,731
13,424 3.50%, 8/1/42, Pool #Q12162 12,720
80,155 3.50%, 8/1/42, Pool #G07106 75,950
4,818 3.50%, 10/1/42, Pool #Q11909 4,565
129,670 3.00%, 1/1/43, Pool #Q14866 116,539
54,943 3.00%, 3/1/43, Pool #Q16403 48,808
101,967 3.00%, 3/1/43, Pool #Q16673 90,600
58,398 3.50%, 6/1/43, Pool #Q18718 55,198
85,838 3.50%, 7/1/43, Pool #Q20206 80,199
36,451 4.00%, 9/1/43, Pool #Q21579 34,807
69,327 4.50%, 12/1/43, Pool #G60018 68,967
101,449 4.50%, 12/1/43, Pool #Q23779 100,984
10,774 3.50%, 1/1/44, Pool #Q24368 10,066
41,957 4.00%, 4/1/44, Pool #Q25643 40,277
420,332 3.50%, 4/1/44, Pool #G07848 392,666
8,343 3.50%, 5/1/44, Pool #Q26218 7,839
51,277 3.50%, 6/1/44, Pool #Q28764 48,584
1,408,852 3.00%, 6/1/44, Pool #SD0498 1,274,006
9,517 3.50%, 7/1/44, Pool #Q27319 8,942
35,564 4.00%, 7/1/44, Pool #G60901 34,322
1,406,544 3.50%, 9/1/44, Pool #SD0481 1,313,117
15,167 3.50%, 9/1/44, Pool #Q28604 14,250
1,411,015 4.00%, 1/1/45, Pool #SD0478 1,363,523
1,592,206 4.00%, 1/1/45, Pool #SD0490 1,541,058
10,493 4.00%, 2/1/45, Pool #Q31338 10,158
4,561 4.00%, 2/1/45, Pool #Q31128 4,415
2,019,712 4.00%, 9/1/45, Pool #SD0507 1,929,784
10,492 3.50%, 9/1/45, Pool #Q36302 9,896
14,086 4.00%, 12/1/45, Pool #Q37955 13,600
12,572 4.00%, 12/1/45, Pool #Q37957 12,138
1,012,927 3.50%, 3/1/46, Pool #SD0485 935,742
188,713 3.50%, 9/1/46, Pool #SD0486 174,699
528,932 3.00%, 9/1/46, Pool #Q42979 472,932
168,579 3.00%, 9/1/46, Pool #G60718 150,727
634,787 3.00%, 12/1/46, Pool #V82781 561,954
194,716 3.00%, 12/1/46, Pool #Q45064 174,102
105,899 3.00%, 12/1/46, Pool #Q45080 93,892
52,304 3.00%, 12/1/46, Pool #Q45083 47,251
515,726 3.00%, 2/1/47, Pool #SD0496 464,454
269,087 3.50%, 3/1/47, Pool #G60968 250,642
532,780 4.00%, 7/1/47, Pool #SD0504 508,399
670,639 4.50%, 7/1/47, Pool #G61047 654,351
277,209 3.50%, 10/1/47, Pool #G61178 256,564
325,767 3.50%, 12/1/47, Pool #G61208 301,505
319,216 3.50%, 1/1/48, Pool #ZS4751 292,931
44,411 3.50%, 1/1/48, Pool #Q53630 41,102
68,257 3.50%, 1/1/48, Pool #Q53648 63,424
326,243 3.50%, 2/1/48, Pool #ZT1353 301,303
2,515,712 3.50%, 4/1/48, Pool #Q55389 2,304,247
458,698 4.00%, 4/1/48, Pool #SD0489 440,365
216,760 4.00%, 4/1/48, Pool #ZM6153 203,698
2,270,822 3.50%, 4/1/48, Pool #G08808 2,079,932
2,293,186 3.50%, 5/1/48, Pool #G08813 2,100,359
744,997 4.50%, 8/1/48, Pool #G67715 727,084
2,290,186 4.00%, 8/1/48, Pool #SD0492 2,184,117
1,806,063 4.00%, 5/1/49, Pool #SD0488 1,711,740
1,411,783 4.50%, 3/1/50, Pool #SD0294 1,376,110

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 2,060,162 4.00%, 3/1/50, Pool #SD0296 $ 1,954,515
724,226 4.00%, 6/1/50, Pool #SD0520 678,801
492,528 4.00%, 7/1/50, Pool #SD0878 464,360
1,375,196 4.00%, 7/1/50, Pool #SD1146 1,301,676
408,430 2.50%, 7/1/50, Pool #QB1193 344,860
10,906 3.00%, 7/1/50, Pool #QB1158 9,660
87,544 3.00%, 7/1/50, Pool #QB1479 77,460
24,113 3.00%, 7/1/50, Pool #QB1486 21,358
10,476 3.00%, 7/1/50, Pool #QB1488 9,280
63,561 3.00%, 8/1/50, Pool #QB2339 56,298
893,442 3.00%, 8/1/50, Pool #SD0519 788,519
227,754 2.00%, 8/1/50, Pool #QB2296 183,675
678,324 1.50%, 8/1/50, Pool #RA3217 510,910
666,888 3.00%, 8/1/50, Pool #RA3313 587,303
677,723 3.00%, 8/1/50, Pool #RA3282 597,250
979,214 2.00%, 9/1/50, Pool #SI2075 782,551
4,337,067 3.00%, 9/1/50, Pool #SD0592 3,823,074
1,703,930 1.50%, 10/1/50, Pool #SD8082 1,283,363
515,559 2.00%, 11/1/50, Pool #SD7528 416,064
3,110,945 2.50%, 2/1/51, Pool #SD7534 2,627,617
4,678,786 2.00%, 3/1/51, Pool #SD8134 3,723,855
26,485,822 2.00%, 3/1/51, Pool #SD2903 21,114,400
1,699,309 2.00%, 4/1/51, Pool #SD7539 1,377,061
2,226,815 1.50%, 5/1/51, Pool #SD8145 1,678,364
7,103,883 2.50%, 5/1/51, Pool #RA5077 5,984,676
933,429 2.00%, 5/1/51, Pool #SD7541 750,550
1,966,078 2.50%, 5/1/51, Pool #SD0702 1,680,657
2,958,114 2.00%, 7/1/51, Pool #SD0716 2,372,479
965,176 3.00%, 7/1/51, Pool #SD7544 851,322
657,526 2.00%, 9/1/51, Pool #SD0730 528,840
886,038 2.00%, 9/1/51, Pool #SD0732 712,187
183,485 1.50%, 10/1/51, Pool #QC9344 138,884
26,116,685 2.50%, 10/1/51, Pool #SD8173 21,809,957
2,974,743 2.00%, 10/1/51, Pool #RA6071 2,377,709
829,374 3.00%, 10/1/51, Pool #RA6015 726,819
6,215,565 2.50%, 11/1/51, Pool #SD7548 5,269,393
1,934,330 2.50%, 11/1/51, Pool #RA6397 1,646,590
169,586 2.00%, 12/1/51, Pool #SD0789 136,013
932,487 2.00%, 12/1/51, Pool #SD0786 751,336
3,753,277 2.50%, 12/1/51, Pool #RA6388 3,161,928
354,454 2.00%, 12/1/51, Pool #SD0783 284,654
898,042 2.00%, 12/1/51, Pool #SD0785 721,264
1,629,665 2.00%, 1/1/52, Pool #SD0894 1,303,601
6,009,487 2.50%, 1/1/52, Pool #SD0923 5,002,974
19,777,584 2.50%, 1/1/52, Pool #SD7552 16,682,560
2,229,561 2.00%, 1/1/52, Pool #SD0892 1,796,445
6,946,282 2.00%, 1/1/52, Pool #SD7549 5,598,371
710,075 3.00%, 2/1/52, Pool #SD7550 627,210
1,157,273 2.00%, 2/1/52, Pool #RA6768 905,199
19,560,973 3.00%, 3/1/52, Pool #SD7553 17,217,004
883,391 3.50%, 6/1/52, Pool #SD1053 806,616
72,769 5.00%, 6/1/52, Pool #QE4965 71,973
934,285 3.50%, 6/1/52, Pool #SD1049 847,407
490,444 4.00%, 6/1/52, Pool #SD1952 461,646
347,810 3.50%, 6/1/52, Pool #SD1086 314,888
395,017 4.50%, 7/1/52, Pool #SD8231 378,728
1,119,095 5.00%, 7/1/52, Pool #SD1300 1,112,037
2,296,992 4.50%, 7/1/52, Pool #RA7506 2,206,289
765,500 4.50%, 8/1/52, Pool #QE8252 732,766
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 2,847,420 5.00%, 8/1/52, Pool #SD1465 $ 2,816,281
2,847,206 3.00%, 8/1/52, Pool #SD7556 2,499,734
111,235 5.00%, 9/1/52, Pool #QF0409 110,018
340,785 5.00%, 10/1/52, Pool #QF0895 337,063
599,414 5.00%, 11/1/52, Pool #SD1882 594,119
344,035 6.00%, 11/1/52, Pool #RA8216 351,289
1,738,547 4.50%, 11/1/52, Pool #SD2000 1,677,942
770,374 5.00%, 12/1/52, Pool #RA8295 763,568
658,921 5.00%, 12/1/52, Pool #SD2081 653,095
1,276,172 5.00%, 12/1/52, Pool #SD1991 1,264,093
1,686,985 6.00%, 1/1/53, Pool #SD2163 1,748,400
438,056 5.50%, 1/1/53, Pool #SD2275 442,021
1,413,568 5.50%, 1/1/53, Pool #QF6560 1,425,503
797,858 5.00%, 1/1/53, Pool #RA8404 790,810
958,129 6.00%, 2/1/53, Pool #RA8560 975,158
295,877 5.00%, 2/1/53, Pool #SD2306 293,263
588,188 6.00%, 3/1/53, Pool #SD2598 598,543
3,727,525 5.50%, 3/1/53, Pool #RA8758 3,759,123
1,193,853 6.00%, 4/1/53, Pool #SD2760 1,218,575
2,506,727 6.00%, 5/1/53, Pool #RA9073 2,568,885
3,321,429 5.50%, 5/1/53, Pool #RA9063 3,349,539
984,740 6.00%, 5/1/53, Pool #SD2886 1,005,535
2,842,775 5.50%, 5/1/53, Pool #SD2893 2,867,701
2,085,401 6.00%, 6/1/53, Pool #SD3176 2,128,446
440,980 5.50%, 8/1/53, Pool #RA9625 441,693
940,134 6.50%, 11/1/53, Pool #RJ0320 975,008
3,143,993 5.50%, 12/1/54, Pool #RJ3084 3,167,851
250,131,096
Federal Home Loan Banks (0.4%):
4,080,000 3.56%, 5/16/33 3,877,355
1,435,000 1.85%, 1/25/36, Callable 7/25/25 @ 100.00 1,090,052
1,720,000 1.87%, 2/8/36, Callable 8/8/25 @ 100.00 1,307,836
920,000 1.87%, 2/8/36, Callable 8/8/25 @ 100.00 699,540
4,545,000 2.65%, 11/5/41, Callable 7/11/25 @ 100.00 3,264,801
10,239,584
Federal National Mortgage Association - REMICS (1.2%):
2,072,266 Class CY , Series 2010-136, 4.00%, 12/25/40 2,005,032
2,121,414 Class ZA , Series 2011-8, 4.00%, 2/25/41 2,053,558
354,505 Class UF , Series 2016-48,
4.82%(SOFR30A+51bps), 8/25/46 348,201
1,784,304 Class AO , Series 2023-36, 1.44%, 8/25/50 1,241,097
940,047 Class IO , Series 2021-88, 2.50%, 12/25/51 129,082
24,775,524 Class FD , Series 2025-41,
5.81%(SOFR30A+150bps), 6/25/55 24,846,877
30,623,847
Federal Home Loan Mortgage Corporation - REMICS (1.8%):
151,106 Class FL , Series 4248, 4.87%(SOFR30A+56bps),
5/15/41 148,472
845,210 Class XZ , Series 4316, 4.50%, 3/15/44 836,931
717,613 Class ZX , Series 4352, 4.00%, 4/15/44 690,157
286,201 Class FB , Series 4606, 4.92%(SOFR30A+61bps),
8/15/46 278,365
739,520 Class AO , Series 5341, 1.19%, 6/25/50 549,826
2,110,538 Class AK , Series 4988, 1.00%, 7/25/50 1,679,551
2,072,136 Class TJ , Series 5002, 2.00%, 7/25/50 1,696,351
3,358,579 Class PO , Series 5319, 1.53%, 8/25/50 2,284,972
897,827 Class ID , Series 5109, 2.50%, 5/25/51 132,336

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation - REMICS, continued
$ 37,791,954 Class FD , Series 5545, 5.81%(SOFR30A+150bps),
6/25/55 $ 37,906,086
46,203,047
FRESB Mortgage Trust (0.1%):
2,321,664 Class A10F , Series 2021-SB93, 1.81%, 10/25/31,
Callable 9/25/31 @ 100.00 2,009,471
249,733 Class A10F , Series 2024-SB115, 4.41%, 8/25/34,
Callable 7/25/34 @ 100.00 239,267
844,106 Class A10H , Series 2019-SB60,
3.50%(LIBOR01M+350bps), 1/25/39, Callable
12/25/28 @ 100.00 820,623
3,069,361
Federal Farm Credit Banks Funding Corp. (0.7%):
625,000 3.50%, 9/1/32 598,225
1,045,000 3.88%, 9/20/32 1,024,130
6,095,000 1.68%, 9/17/35, Callable 7/11/25 @ 100.00 4,595,423
3,450,000 1.84%, 1/25/36, Callable 7/11/25 @ 100.00 2,617,805
4,730,000 2.10%, 2/25/36, Callable 7/11/25 @ 100.00 3,672,703
2,569,000 2.50%, 4/14/36, Callable 7/11/25 @ 100.00 2,072,338
2,875,000 2.49%, 5/19/36, Callable 7/11/25 @ 100.00 2,311,692
16,892,316
Resolution Funding Corp. Principal Strip (0.0%
†
):
1,290,000 4.37%, 4/15/30(c) 1,064,008
Total U.S. Government Agency Mortgages (Cost $923,548,808) 877,829,349
U.S. Treasury Obligations (25.2%):
U.S. Treasury Bonds (11.3%):
1,990,000 5.38%, 2/15/31 2,135,519
14,025,000 4.75%, 2/15/37 14,594,218
7,185,000 5.00%, 5/15/37 7,632,098
2,450,000 1.13%, 8/15/40 1,505,219
30,585,000 1.88%, 2/15/41 21,018,824
16,085,000 3.13%, 11/15/41 13,179,647
2,795,000 2.00%, 11/15/41 1,920,798
2,220,000 2.38%, 2/15/42 1,613,749
16,285,000 2.75%, 11/15/42 12,396,320
19,770,000 4.00%, 11/15/42 18,030,858
1,360,000 3.88%, 2/15/43 1,216,988
8,855,000 4.38%, 8/15/43 8,441,651
4,712,500 3.63%, 8/15/43 4,051,093
6,000,000 4.75%, 11/15/43 5,992,500
2,865,000 4.50%, 2/15/44 2,768,418
445,000 4.13%, 8/15/44 407,714
4,380,000 4.63%, 11/15/44 4,288,123
17,085,000 4.75%, 2/15/45 16,997,573
955,000 3.00%, 5/15/45 731,358
3,085,000 5.00%, 5/15/45 3,168,873
1,770,000 2.88%, 8/15/45 1,323,006
12,235,000 3.00%, 11/15/45 9,317,717
18,635,000 2.25%, 8/15/46 12,205,197
6,855,000 2.88%, 11/15/46 5,046,994
3,105,000 2.75%, 11/15/47 2,207,461
5,645,000 3.00%, 2/15/48 4,193,177
44,535,000 3.13%, 5/15/48(d) 33,777,014
4,055,000 3.38%, 11/15/48 3,207,093
3,935,000 3.00%, 2/15/49 2,899,757
125,000 2.88%, 5/15/49 89,702
19,355,000 1.38%, 8/15/50 9,540,654
Principal Amount Value
U.S. Treasury Obligations, continued
U.S. Treasury Bonds, continued
$ 2,954,000 1.63%, 11/15/50 $ 1,555,927
16,305,000 2.38%, 5/15/51 10,339,026
1,102,000 1.88%, 11/15/51 612,988
1,054,000 2.25%, 2/15/52 643,969
11,498,000 2.88%, 5/15/52 8,093,514
5,054,000 3.00%, 8/15/52 3,648,554
1,052,000 3.63%, 2/15/53 858,736
2,252,000 3.63%, 5/15/53 1,836,875
875,000 4.75%, 11/15/53 867,002
7,880,000 4.25%, 8/15/54 7,197,888
5,305,000 4.50%, 11/15/54 5,057,157
10,908,000 4.63%, 2/15/55 10,622,517
17,584,000 4.75%, 5/15/55 17,483,029
294,716,495
U.S. Treasury Notes (13.9%):
23,950,000 3.88%, 5/31/27 24,007,068
3,000 3.38%, 9/15/27 2,979
14,511,000 3.88%, 3/15/28 14,580,721
25,405,000 3.75%, 4/15/28 25,439,734
66,070,000 3.75%, 5/15/28 66,175,815
12,859,000 3.88%, 6/15/28 12,927,314
818,200 1.50%, 11/30/28 760,351
1,697,000 4.63%, 4/30/29 1,750,164
6,632,000 4.25%, 6/30/29 6,756,350
8,665,000 4.00%, 7/31/29 8,746,234
5,850,000 3.13%, 8/31/29 5,709,234
4,134,000 3.63%, 8/31/29 4,113,976
15,116,000 3.50%, 9/30/29 14,964,840
6,032,000 4.13%, 10/31/29 6,119,181
5,416,000 4.13%, 11/30/29 5,495,971
6,955,000 4.38%, 12/31/29 7,128,332
9,054,000 4.25%, 1/31/30 9,234,373
10,493,000 4.00%, 2/28/30 10,597,110
6,325,000 3.88%, 4/30/30 6,350,695
10,384,000 4.00%, 5/31/30 10,485,406
3,087,000 3.75%, 5/31/30 3,080,247
882,000 4.00%, 7/31/30 889,752
895,000 4.63%, 9/30/30 928,632
2,637,000 3.75%, 12/31/30 2,624,021
10,598,000 4.00%, 1/31/31 10,673,345
7,910,000 4.25%, 6/30/31 8,055,841
2,343,000 3.75%, 8/31/31 2,321,034
3,990,000 3.63%, 9/30/31 3,923,604
6,785,000 4.13%, 10/31/31 6,856,031
7,605,000 4.50%, 12/31/31 7,842,656
1,463,000 4.38%, 1/31/32 1,497,861
1,806,000 4.13%, 2/29/32 1,822,790
5,556,000 4.13%, 3/31/32 5,605,917
43,000,000 4.00%, 4/30/32 43,057,109
3,972,000 4.13%, 5/31/32 4,005,979
3,946,000 4.63%, 2/15/35 4,072,087
12,516,000 4.25%, 5/15/35 12,535,556
361,138,310
Total U.S. Treasury Obligations (Cost $714,693,836) 655,854,805
Commercial Paper (0.2%):
5,575,000 National Bank of Canada, 4.40%, 2/5/26(a)(c) 5,429,047
Total Commercial Paper (Cost $5,428,998) 5,429,047

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2025 .
Shares Value
Affiliated Investment Company (0.0%
†
):
Money Market Funds (0.0%
†
):
683,999 BlackRock Liquidity FedFund, Institutional Class ,
4.55%
+
(c)(e) $ 683,999
Total Affiliated Investment Company (Cost $683,999) 683,999
Unaffiliated Investment Company (1.4%):
Money Market Funds (1.4%):
36,839,332 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 4.11%(c) 36,839,332
Total Unaffiliated Investment Company (Cost $36,839,332) 36,839,332
Total Investment Securities
(Cost $2,800,158,278 ) — 103.8% 2,696,651,030
Net other assets (liabilities) — (3.8)% (98,622,669)
Net Assets — 100.0% $ 2,598,028,361
GO—General Obligation
H15T5Y—5 Year Treasury Constant Maturity Rate
LIBOR—London Interbank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR
MTN—Medium Term Note
SOFR—Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
SOFR30A—Secured Overnight Financing Rate 30-day Average
TBA—To Be Announced Security
^ This security or a partial position of this security was on loan as of June 30, 2025. The total value of securities on loan as of June 30, 2025 was $663,008.
† Represents less than 0.05%.
+ Affiliated Securities
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at June 30,
2025.
(c) The rate represents the effective yield at June 30, 2025.
(d) All or a portion of this security has been pledged as collateral for open derivative positions.
(e) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2025.
Securities Sold Short (-3.7%):
At June 30, 2025, the Fund's securities sold short were as follows:
Security Description
Coupon
Rate Maturity Date Par Amount
Proceeds
Received Value
U.S. Government Agency Mortgages
Federal National Mortgage Association
Federal National Mortgage Association, TBA 3.50% 7/25/40 $ (344,000) $ (329,816) $ (331,584)
Federal National Mortgage Association, TBA 3.50% 7/25/55 (8,962,000) (7,907,565) (8,068,601)
Federal National Mortgage Association, TBA 4.00% 7/25/55 (9,912,000) (9,028,051) (9,216,612)
Federal National Mortgage Association, TBA 4.50% 7/25/55 (2,187,000) (2,049,544) (2,092,002)
Federal National Mortgage Association, TBA 2.00% 7/25/40 (8,418,000) (7,617,961) (7,690,632)
Federal National Mortgage Association, TBA 3.00% 7/25/55 (4,509,000) (3,812,029) (3,900,285)
Federal National Mortgage Association, TBA 3.00% 8/25/55 (3,700,000) (3,207,148) (3,197,031)
Federal National Mortgage Association, TBA 1.50% 7/25/40 (1,781,000) (1,569,506) (1,582,237)
Federal National Mortgage Association, TBA 2.00% 7/25/55 (26,470,000) (20,459,520) (20,944,387)
Federal National Mortgage Association, TBA 2.50% 7/25/55 (30,719,000) (24,825,992) (25,472,771)
Government National Mortgage Association
Government National Mortgage Association, TBA 2.50% 7/20/55 (10,115,000) (8,488,698) (8,586,687)
Government National Mortgage Association, TBA 2.00% 7/20/55 (5,549,000) (4,469,980) (4,517,233)
$ (93,765,810) $ (95,600,062)

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Futures Contracts
At June 30, 2025, the Fund's open futures contracts were as follows:
Short Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
30-Day Federal Fund June Futures (U.S. Dollar) 6/30/25 26 $ (10,365,079) $ 227
U.S. Treasury 30-Year Bond September Futures (U.S. Dollar) 9/19/25 37 (4,272,344) (93,149)
$ (92,922)
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
Euro Schatz Index September Futures (Euro) 9/8/25 270 $ 34,106,167 $ (795)
U.S. Treasury 10-Year Note September Futures (U.S. Dollar) 9/19/25 314 35,207,250 499,313
U.S. Treasury 2-Year Note September Futures (U.S. Dollar) 9/30/25 591 122,941,852 579,549
U.S. Treasury 5-Year Note September Futures (U.S. Dollar) 9/30/25 739 80,551,000 810,865
$ 1,888,932
Total Net Futures Contracts $ 1,796,010
Forward Currency Contracts
At June 30, 2025, the Fund's open forward currency contracts were as follows:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Net Unrealized
Appreciation/
(Depreciation)
U.S. Dollar 192,591 European Euro 169,020 HSBC 7/16/25 $ (6,711)
Total Net Forward Currency Contracts $ (6,711)
Balances Reported in the Statement of Assets and Liabilities for Forward Currency Contracts.
Unrealized Unrealized
Appreciation Depreciation
Forward currency contracts $ — $ (6,711)

AZL Enhanced Bond Index Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2025
(Unaudited)
Assets:
Investments in non-affiliates, at cost $ 2,799,474,279
Investments in affiliates, at cost 683,999
aaa
aaa
Investments in non-affiliates, at value(a) $ 2,695,967,031
Investments in affiliates, at value 683,999
Interest and dividends receivable 18,291,064
Foreign currency, at value (cost $766,105) 870,211
Receivable for capital shares issued 93,432
Receivable for TBA investments sold 97 ,722,066
Receivable for variation margin on futures contracts 174,411
Prepaid expenses 7,148
Total Assets 2,813,809,362
Liabilities:
Unrealized depreciation on forward currency contracts 6,711
Payable for investments purchased 20,121,875
Payable for TBA investments purchased 97,889,701
Payable for collateral received on loaned securities 683,999
Securities sold short (Proceeds received $93,765,810) 95,600,062
Management fees payable 738,395
Administration fees payable 108,702
Distribution fees payable 527,425
Custodian fees payable 20,088
Administrative and compliance services fees payable 379
Transfer agent fees payable 1,650
Trustee fees payable 8,850
Other accrued liabilities 73,164
Total Liabilities 215,781,001
Commitments and contingent liabilities^
Net Assets
$ 2,598,028,361
Net Assets Consist of:
Paid in capital $ 2,820,784,297
Total distributable earnings (222,755,936)
Net Assets
$ 2,598,028,361
Shares of beneficial interest (unlimited number of shares authorized, no par value) 261,602,338
Net Asset Value (offering and redemption price per share) $ 9.93
(a) Includes securities on loan of $663,008.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Interest $ 59,980,966
Dividends 1,528,450
Income from securities lending 27,321
Total Investment Income 61,536,737
Expenses:
Management fees 4,657,084
Administration fees 520,195
Distribution fees 3,326,489
Custodian fees 39,042
Administrative and compliance services fees 32,252
Transfer agent fees 4,858
Trustee fees 69,161
Professional fees 79,258
Shareholder reports 5,621
Other expenses 35,687
Total expenses 8,769,647
Net Investment Income/(Loss)
52,767,090
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies (26,433,754)
Net realized gains/(losses) on forward currency contracts (24,199)
Net realized gains/(losses) on futures contracts 1,123,153
Net realized gains/(losses) on securities sold short 1,569,008
Change in net unrealized appreciation/depreciation on securities and foreign currencies 71,712,277
Change in net unrealized appreciation/depreciation on forward currency contracts (15,263)
Change in net unrealized appreciation/depreciation on futures contracts 3,367,910
Change in net unrealized appreciation/depreciation on securities sold short (3,702,166)
Net realized and Change in net unrealized gains/losses on
investments
47,596,966
Change in Net Assets Resulting From Operations
$ 100,364,056

AZL Enhanced Bond Index Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Six Months Ended
June 30, 2025
For the
Year Ended
December 31, 2024
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 52,767,090 $ 117,200,698
Net realized gains/(losses) on investments (23,765,792) (25,327,405)
Change in unrealized appreciation/depreciation on investments 71,362,758 (55,629,310)
Change in net assets resulting from operations 100,364,056 36,243,983
Distributions to Shareholders:
Distributions — (108,645,341)
Change in net assets resulting from distributions to shareholders — (108,645,341)
Capital Transactions:
Proceeds from shares issued 4,392,614 55,913,525
Proceeds from dividends reinvested — 108,645,341
Value of shares redeemed (327,863,823) (298,150,364)
Change in net assets resulting from capital transactions (323,471,209) (133,591,498)
Change in net assets (223,107,153) (205,992,856)
Net Assets:
Beginning of period 2,821,135,514 3,027,128,370
End of period $ 2,598,028,361 $ 2,821,135,514
Share Transactions:
Shares issued 452,246 5,831,336
Dividends reinvested — 10,985,373
Shares redeemed (33,715,957) (30,182,696)
Change in shares (33,263,711) (13,365,987)
Amounts shown as “—” are either $0 or round to less than $1.

AZL Enhanced Bond Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
(Unaudited)
Net Asset Value, Beginning of Period
$9.57 $9.82 $9.48 $11.17 $11.78 $11.21
Investment Activities:
Net Investment Income/(Loss)(a) 0 .19  0 .39  0 .38  0 .20  0 .09  0 .17
Net Realized and Unrealized Gains/
(Losses) on Investments 0 .17  ( 0 .26 ) 0 .12  ( 1 .73 ) ( 0 .32 ) 0 .67
Total from Investment Activities 0 .36  0 .13  0 .50  ( 1 .53 ) ( 0 .23 ) 0 .84
Distributions to Shareholders From:
Net Investment Income —  ( 0 .38 ) ( 0 .16 ) ( 0 .15 ) ( 0 .09 ) ( 0 .27 )
Net Realized Gains —  —  —  ( 0 .01 ) ( 0 .29 ) —
Total Dividends —  ( 0 .38 ) ( 0 .16 ) ( 0 .16 ) ( 0 .38 ) ( 0 .27 )
Net Asset Value, End of Period
$9.93 $9.57 $9.82 $9.48 $11.17 $11.78
Total Return
(b) 3 .76% (c) 1 .19% 5 .39% (13.68) % ( 1 .94 ) % 7 .53%
Ratios to Average Net Assets/
Supplemental Data:
Net Assets, End of Period (000's) $2,598,028 $2,821,136 $3,027,128 $2,087,869 $2,689,733 $2,081,430
Net Investment Income/(Loss)(d) 3 .96% 3 .98% 3 .93% 2 .03% 0 .80% 1 .45%
Expenses Before Reductions(d)(e) 0 .66% 0 .65% 0 .65% 0 .64% 0 .66% 0 .66%
Expenses Net of Reductions(d) 0 .66% 0 .65% 0 .65% 0 .64% 0 .66% 0 .66%
Portfolio Turnover Rate 59% (c) 110% 105% 133% 137% 140%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL Enhanced Bond Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Enhanced Bond
Index Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Securities Purchased on a When-Issued Basis
The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. The Fund will not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. The Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.
Short Sales
The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest

AZL Enhanced Bond Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

payment. When the Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2025 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $2,710 during the period ended June 30, 2025. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $683,999 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2025. At June 30, 2025, there were no master netting provisions in the securities lending agreement.
TBA Purchase and Sales Commitments
The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted
“good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of June 30, 2025, no collateral had been posted by the Fund to counterparties for TBAs.

AZL Enhanced Bond Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2025, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Forward Currency Contracts
During the period ended June 30, 2025, the Fund entered into forward currency contracts in connections with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. For the period ended June 30, 2025, the monthly average notional amount for short contracts was $1.4 million. There was no long contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on forward currency contracts” on the Statement of Operations.
Futures Contracts
During the period ended June 30, 2025, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June
30, 2025, the monthly average notional amount for long contracts was $223.8 million, and the monthly average notional amount for short contracts was $19.5 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2025:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2025:
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Interest Rate Risk
– 1,889,954
–
– (93,944)
Futures Contracts Receivable for variation margin on futures contracts* $1,889,954 Payable for variation margin on futures contracts* $ 93,944
Foreign Exchange Risk
– –
–
– (6,711)
Forward Currency Contracts Unrealized appreciation on forward currency contracts $ — Unrealized depreciation on forward currency contracts 6,711
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts”.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Interest Rate Risk
(1,129,641) (3,365,441)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$1,123,153 $3,367,910
Foreign Exchange Risk
– 24,199 15,263
Forward Currency Contracts Net realized gains/(losses) on forward currency contracts/ Change in net unrealized appreciation/depreciation on forward currency contracts
$(24,199) $(15,263)

AZL Enhanced Bond Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to transact net amounts in accordance with the master netting agreements at June
30, 2025. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Statement of
Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June
30, 2025.
As of June 30, 2025, the Fund’s derivative assets and liabilities by type were as follows:
The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under MNA and net of the related collateral pledged by the Fund as of
June 30, 2025:
* The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock
Investment” or the “Subadviser”), BlackRock Investment provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
For the year ended December 31, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The annual rate due to the Subadviser from the Manager is 0.14% of the first $100 million of the Fund’s net assets, 0.09% of the next $200 million of the Fund’s net assets and
0.05% of the Fund’s net assets over $300 million.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30,
2025, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the period ended June 30, 2025, there were no such waivers.
Assets Liabilities
Derivative Financial Instruments:
Forward Currency Contracts $— $6,711
Futures Contracts 174,411 —
Total derivative assets and liabilities in the Statement of Assets and Liabilities 174,411 6,711
Derivatives not subject to a master netting agreement or similar agreement ("MNA") (174,411) —
Total derivative assets and liabilities subject to a MNA $— $6,711
Counterparty
Derivative Liabilities Subject
to a MNA by Counterparty
Derivatives Available for
Offset
Non-Cash Collateral
Pledged*
Cash Collateral
Pledged*
Net Amount of
Derivative Liabilites
HSBC $6,711 $— $— $— $6,711
Total $6,711 $— $— $— $6,711
Annual Rate* Annual Expense Limit
AZL Enhanced Bond Index Fund 0.35% 0.70%

AZL Enhanced Bond Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

At June 30, 2025, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the
Fund's average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
06/30/25
Shares
as of
06/30/25
Dividend
Income
Capital Gains
Distributions
BlackRock Liquidity FedFund ,
Institutional Class $ 13,736,738 $ — $ (13,052,739)
(a)
$ — $ — $ 683,999 683,999 $ 27,321
(b)
$ —
(a) Represents net amount purchased (sold).
(b) All or portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of securities lending fees and collateral investment expenses, and other payments to and from borrowers of securities.

AZL Enhanced Bond Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source in accordance with valuation procedures approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Forward currency contracts are generally valued at the forward foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of June 30, 2025 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the period ended June 30, 2025, cost of purchases and proceeds from sales of securities (excluding fund merger transactions and securities maturing less than one year from acquisition) were as follows:
For the period ended June 30, 2025, purchases and sales of long-term U.S. government securities were as follows:
6. Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of
1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act.
Investment Securities: Level 1 Level 2 Level 3 Total
Asset Backed Securities $ — $ 151,545,839 $ — $ 151,545,839
Collateralized Mortgage Obligations — 130,141,509 — 130,141,509
Collateralized Mortgage Backed Securities — 119,366,470 — 119,366,470
Corporate Bonds
+
— 646,008,159 — 646,008,159
Foreign Bonds
+
— 1,996,940 — 1,996,940
Yankee Debt Obligations
+
— 58,726,182 — 58,726,182
Municipal Bonds — 12,229,399 — 12,229,399
U.S. Government Agency Mortgages — 877,829,349 — 877,829,349
U.S. Treasury Obligations — 655,854,805 — 655,854,805
Commercial Paper — 5,429,047 — 5,429,047
Affiliated Investment Company 683,999 — — 683,999
Unaffiliated Investment Company 36,839,332 — — 36,839,332
Total Investment Securities 37,523,331 2,659,127,699 — 2,696,651,030
Securities Sold Short — (95,600,062) — (95,600,062)
Other Financial Instruments:
*
Futures Contracts 1,796,010 — — 1,796,010
Forward Currency Contracts — (6,711) — (6,711)
Total Investments $39,319,341 $2,563,520,926 $— $2,602,840,267
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*
Other Financial Instruments would include any derivative instruments, such as futures contracts and forward currency contracts.  These investments are generally presented in the financial statements at variation margin for futures contracts or at unrealized gain or loss on forward currency contracts.
Purchases Sales
AZL Enhanced Bond Index Fund $1,543,861,370 $1,746,144,430
Purchases Sales
AZL Enhanced Bond Index Fund $645,242,377 $864,937,386

AZL Enhanced Bond Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2025 are identified below.
7. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk : The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk.
Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk : Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Interest Rate Risk : Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates. Macroeconomic factors, such as inflationary trends, can heighten interest rate risk.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security or other asset may fluctuate significantly due to factors such as changes in general market conditions, including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiment, or instability or other disruptive events in the local, regional or global markets. Certain changes in the U.S. economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the Fund's securities.
Mortgage-Related and Other Asset-Backed Securities Risk : The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, investments in mortgage-related securities may cause the Fund to exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If the Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied.
An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-
payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.
Short Sale Risk : The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. Because making short sales in securities that it does not own exposes the
Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. The Fund will realize a gain if the security declines in price between those dates. As a result, if the Fund makes short sales in securities that increase in value, it will likely underperform similar funds that do not make short sales in securities they do not own. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. The Fund may also pay transaction costs and borrowing fees in connection with short sales.
Security
Acquisition
Date (a)
Acquisition
Cost
Shares or
Principal
Amount Value
Percentage of Net
Assets
CENT Trust, Class A, Series 2023-CITY , 6.93% 9/15/38
8/16/23 $ 569,551 569,551 $ 569,614 0.02%

AZL Enhanced Bond Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

8. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 was $3,082,251,837. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:
As of the end of its tax year ended December 31, 2024, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.
CLCFs not subject to expiration:
The tax character of dividends paid to shareholders during the year ended December 31, 2024, was as follows:
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
9. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2025, the Fund had no shareholder accounts which are affiliated with the Manager representing ownership in excess of 25% of the Fund.
10. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
11. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Unrealized appreciation $7,154,653
Unrealized (depreciation) (183,561,246)
Net unrealized appreciation/(depreciation) $(176,406,593)
Short-Term
Amount
Long-Term
Amount Total
AZL Enhanced Bond Index Fund $ 67,321,211 $ 196,464,644 $ 263,785,855
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Enhanced Bond Index Fund $108,645,341 $– $108,645,341
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL Enhanced Bond Index Fund $118,018,163 $— $(263,785,855) $(176,398,715) $(322,166,407)
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts, straddles and other miscellaneous differences.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts
Not applicable.

SARRPT0625 08/25
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Fidelity Institutional Asset Management
Multi-Strategy Fund
Semi-Annual Financial Statements and Other Information
June 30, 2025
(Unaudited)

AZL® Fidelity Instiutional Asset Management Multi-Strategy Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks (43.3%):
Aerospace & Defense (0.8%):
1,578 Axon Enterprise, Inc.* $ 1,306,489
3,820 Curtiss-Wright Corp. 1,866,261
5,490 General Dynamics Corp. 1,601,213
1,736 HEICO Corp. 569,408
9,644 Howmet Aerospace, Inc. 1,795,038
8,279 Lockheed Martin Corp. 3,834,336
10,972,745
Air Freight & Logistics (0.2%):
14,687 FedEx Corp. 3,338,502
Automobiles (0.8%):
151,365 Ford Motor Co. 1,642,310
6,037 General Motors Co. 297,081
27,008 Tesla, Inc.* 8,579,361
10,518,752
Banks (1.5%):
119,510 Bank of America Corp. 5,655,213
38,138 JPMorgan Chase & Co. 11,056,588
15,938 PNC Financial Services Group, Inc. (The) 2,971,162
9,184 US Bancorp 415,576
1,579 Wells Fargo & Co. 126,509
20,225,048
Beverages (0.1%):
4,233 Coca-Cola Co. (The) 299,485
3,474 PepsiCo, Inc. 458,707
758,192
Biotechnology (1.1%):
35,506 AbbVie, Inc. 6,590,624
13,050 Biogen, Inc.* 1,638,950
26,890 Exelixis, Inc.* 1,185,177
40,639 Gilead Sciences, Inc. 4,505,646
16,757 Incyte Corp.* 1,141,151
16,901 PTC Therapeutics, Inc.* 825,445
15,886,993
Broadline Retail (1.8%):
115,845 Amazon.com, Inc.* 25,415,235
Building Products (0.5%):
14,988 Allegion plc 2,160,071
9,772 Trane Technologies plc 4,274,370
6,434,441
Capital Markets (1.5%):
3,289 Cboe Global Markets, Inc. 767,028
50,117 Charles Schwab Corp. (The) 4,572,675
11,880 CME Group, Inc. 3,274,366
5,818 Goldman Sachs Group, Inc. (The) 4,117,690
5,221 Intercontinental Exchange, Inc. 957,897
16,804 Morgan Stanley 2,367,011
1,633 Morningstar, Inc. 512,648
5,637 S&P Global, Inc. 2,972,334
7,695 T. Rowe Price Group, Inc. 742,567
20,284,216
Shares Value
Common Stocks, continued
Chemicals (0.5%):
6,317 Balchem Corp. $ 1,005,666
14,324 Ecolab, Inc. 3,859,459
3,902 Linde plc 1,830,740
6,695,865
Commercial Services & Supplies (0.3%):
17,502 Cintas Corp. 3,900,671
Communications Equipment (0.5%):
60,694 Cisco Systems, Inc. 4,210,950
5,071 Motorola Solutions, Inc. 2,132,152
6,343,102
Construction & Engineering (0.1%):
5,518 Valmont Industries, Inc. 1,802,013
Construction Materials (0.2%):
23,188 CRH plc 2,128,658
Consumer Finance (0.2%):
1,504 Capital One Financial Corp. 319,991
42,056 Synchrony Financial 2,806,817
3,126,808
Consumer Staples Distribution & Retail (0.7%):
4,222 Costco Wholesale Corp. 4,179,527
53,039 Walmart, Inc. 5,186,153
9,365,680
Containers & Packaging (0.1%):
138,615 Amcor plc, ADR 1,273,872
4,134 Crown Holdings, Inc. 425,719
1,699,591
Diversified Telecommunication Services (0.4%):
106,734 AT&T, Inc. 3,088,882
49,688 Verizon Communications, Inc. 2,150,000
5,238,882
Electric Utilities (0.2%):
8,159 Exelon Corp. 354,264
45,280 NextEra Energy, Inc. 3,143,337
3,497,601
Electronic Equipment, Instruments & Components (0.2%):
17,183 Itron, Inc.* 2,261,798
768 Zebra Technologies Corp.* 236,821
2,498,619
Energy Equipment & Services (0.0%
†
):
5,877 TechnipFMC plc 202,404
Entertainment (1.4%):
17,289 Electronic Arts, Inc. 2,761,053
7,389 Netflix, Inc.* 9,894,832
12,334 ROBLOX Corp., Class A* 1,297,537
45,113 Walt Disney Co. (The) 5,594,463
19,547,885

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Financial Services (2.3%):
26,719 Berkshire Hathaway, Inc., Class B* $ 12,979,289
4,594 Fiserv, Inc.* 792,052
20,536 Global Payments, Inc. 1,643,701
14,578 Mastercard, Inc., Class A 8,191,961
34,762 PayPal Holdings, Inc.* 2,583,512
15,086 Visa, Inc., Class A 5,356,284
31,546,799
Food Products (0.1%):
13,299 Tyson Foods, Inc., Class A 743,946
Ground Transportation (1.0%):
81,690 CSX Corp. 2,665,545
186,702 Lyft, Inc., Class A* 2,942,424
57,664 Uber Technologies, Inc.* 5,380,051
13,265 Union Pacific Corp. 3,052,011
14,040,031
Health Care Equipment & Supplies (0.6%):
5,125 Abbott Laboratories 697,051
8,382 Becton Dickinson & Co. 1,443,800
45,186 Boston Scientific Corp.* 4,853,428
652 Intuitive Surgical, Inc.* 354,304
1,601 STERIS plc 384,592
7,733,175
Health Care Providers & Services (1.0%):
11,087 Cano Health LLC* 140,029
19,180 Cardinal Health, Inc. 3,222,240
27,920 Centene Corp.* 1,515,498
1,283 Cigna Group (The) 424,134
19,792 CVS Health Corp. 1,365,252
4,197 Elevance Health, Inc. 1,632,465
13,942 Humana, Inc. 3,408,540
3,682 Tenet Healthcare Corp.* 648,032
5,727 UnitedHealth Group, Inc. 1,786,652
14,142,842
Health Care REITs (0.0%
†
):
22,099 CareTrust REIT, Inc. 676,229
Health Care Technology (0.2%):
11,233 Veeva Systems, Inc., Class A* 3,234,879
Hotels, Restaurants & Leisure (0.8%):
108 Booking Holdings, Inc. 625,238
14,905 Carnival Corp.* 419,129
16,886 DoorDash, Inc., Class A* 4,162,568
18,265 Expedia Group, Inc. 3,080,940
174,907 Global Business Travel Group I* 1,101,914
5,969 McDonald's Corp. 1,743,963
1 Wendy's Co. (The) 11
11,133,763
Household Durables (0.0%
†
):
1,284 Toll Brothers, Inc. 146,543
Household Products (0.3%):
25,178 Procter & Gamble Co. (The) 4,011,359
Shares Value
Common Stocks, continued
Industrial Conglomerates (0.6%):
14,702 General Electric Co. $ 3,784,148
17,597 Honeywell International, Inc. 4,097,989
7,882,137
Insurance (0.9%):
13,250 Allstate Corp. (The) 2,667,358
3,686 Cincinnati Financial Corp. 548,919
1,158 Markel Group, Inc.* 2,312,943
17,521 Progressive Corp. (The) 4,675,654
6,642 Prudential Financial, Inc. 713,616
5,025 Travelers Cos., Inc. (The) 1,344,389
12,262,879
Interactive Media & Services (3.1%):
66,244 Alphabet, Inc., Class A 11,674,180
67,041 Alphabet, Inc., Class C 11,892,403
25,372 Meta Platforms, Inc., Class A 18,726,820
42,293,403
IT Services (0.2%):
3,517 Gartner, Inc.* 1,421,642
290 International Business Machines Corp. 85,486
28,846 Kyndryl Holdings, Inc.* 1,210,378
2,717,506
Machinery (0.1%):
3,766 Caterpillar, Inc. 1,461,999
Media (0.1%):
52,248 Comcast Corp., Class A 1,864,731
Metals & Mining (0.2%):
770 Commercial Metals Co. 37,661
40,908 Newmont Corp. 2,383,300
2,420,961
Multi-Utilities (0.1%):
3,518 Avista Corp. 133,508
9,088 Sempra 688,598
822,106
Oil, Gas & Consumable Fuels (1.2%):
12,327 Cheniere Energy, Inc. 3,001,871
3,727 Devon Energy Corp. 118,556
31,340 EOG Resources, Inc. 3,748,577
23,532 Exxon Mobil Corp. 2,536,750
17,188 Marathon Petroleum Corp. 2,855,099
6,971 Occidental Petroleum Corp. 292,852
4,011 Sanchez Energy Corp.*(a) 806,098
62,941 Williams Cos., Inc. (The) 3,953,324
17,313,127
Paper & Forest Products (0.0%
†
):
5,714 Acrisure Holdings, Inc. SER A 2 PC* 137,593
Passenger Airlines (0.0%
†
):
6,970 SkyWest, Inc.* 717,701
Pharmaceuticals (1.4%):
78,804 Bristol-Myers Squibb Co. 3,647,837
5,171 Eli Lilly & Co. 4,030,950

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
18,260 Johnson & Johnson $ 2,789,215
65,526 Merck & Co., Inc. 5,187,038
159,902 Pfizer, Inc. 3,876,024
19,531,064
Professional Services (0.4%):
5,576 Automatic Data Processing, Inc. 1,719,638
41,227 Dun & Bradstreet Holdings, Inc. 374,754
19,502 Leidos Holdings, Inc. 3,076,636
8,421 Maximus, Inc. 591,154
5,762,182
Semiconductors & Semiconductor Equipment (5.8%):
10,882 Advanced Micro Devices, Inc.* 1,544,156
6,008 Analog Devices, Inc. 1,430,024
27,274 Applied Materials, Inc. 4,993,051
65,126 Broadcom, Inc. 17,951,982
16,912 Cirrus Logic, Inc.* 1,763,161
3,389 Credo Technology Group Holding, Ltd.* 313,788
323 Lam Research Corp. 31,441
298,665 NVIDIA Corp. 47,186,083
32,582 QUALCOMM, Inc. 5,189,009
80,402,695
Software (4.4%):
12,437 Adobe, Inc.* 4,811,627
35,552 Alarm.com Holdings, Inc.* 2,011,177
7,167 Autodesk, Inc.* 2,218,688
5,006 Dropbox, Inc., Class A* 143,172
11,508 Fortinet, Inc.* 1,216,626
81,350 Microsoft Corp. 40,464,304
3,267 Oracle Corp., ADR 714,264
4,599 Palantir Technologies, Inc., Class A* 626,936
21,831 Salesforce, Inc. 5,953,095
231 ServiceNow, Inc.* 237,486
8,907 Teradata Corp.* 198,715
27,876 Zoom Communications, Inc.* 2,173,770
60,769,860
Specialized REITs (0.5%):
11,610 American Tower Corp. 2,566,042
6,489 Digital Realty Trust, Inc. 1,131,227
1,933 Equinix, Inc. 1,537,644
9,042 Extra Space Storage, Inc. 1,333,153
6,568,066
Specialty Retail (1.2%):
3,439 Abercrombie & Fitch Co.* 284,921
18,158 Bath & Body Works, Inc. 544,014
16,480 Best Buy Co., Inc. 1,106,302
3,832 Carvana Co.* 1,291,231
51,143 Gap, Inc. (The) 1,115,429
19,455 Home Depot, Inc. (The) 7,132,981
5,585 Lowe's Cos., Inc. 1,239,144
1 Party City Holdco, Inc.*(a) —
24,013 TJX Cos., Inc. (The) 2,965,365
802 Ulta Beauty, Inc.* 375,192
16,054,579
Shares Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals (2.9%):
184,949 Apple, Inc. $ 37,945,986
4,960 NetApp, Inc. 528,488
28,314 Western Digital Corp. 1,811,813
40,286,287
Tobacco (0.5%):
34,809 Philip Morris International, Inc. 6,339,763
Trading Companies & Distributors (0.2%):
10,390 Rush Enterprises, Inc., Class A 535,189
2,211 W.W. Grainger, Inc. 2,299,970
2,835,159
Wireless Telecommunication Services (0.1%):
7,203 T-Mobile US, Inc. 1,716,187
Total Common Stocks (Cost $429,836,729) 597,451,454
Preferred Stock (0.0%
†
):
IT Services (0.0%
†
):
2,000 MicroStrategy, Inc., Series A, 10.00%* 179,500
Total Preferred Stock (Cost $170,000) 179,500
Contracts
Warrant (0.0%
†
):
Health Care Providers & Services (0.0%
†
):
434 Cano Health, Inc., 12/30/28* 1,944
Total Warrant (Cost $35,000) 1,944
Principal Amount
Asset Backed Securities (1.0%):
$ 412,159 AASET, Class A1, Series 2024-1A, 6.26%,
5/16/49(b) 422,822
373,401 AASET, Class A2, Series 2024-1A, 6.26%,
5/16/49(b) 383,269
337,526 AASET 2025-1, Class A, Series 2025-1A, 5.94%,
2/16/50(b) 338,030
382,250 AASET Trust, Class A, Series 2021-1A, 2.95%,
11/16/41(b) 361,145
64,964 AASET Trust, Class B, Series 2020-1A, 4.34%,
1/16/40(b) 57,837
997,470 AASET Trust, Class A, Series 2021-2A, 2.80%,
1/15/47(b) 909,647
50,772 AASET Trust, Class A, Series 2020-1A, 3.35%,
1/16/40(b) 49,447
58,490 AASET Trust, Class A, Series 2019-2, 3.38%,
10/16/39(b) 54,906
454,429 ALTDE Trust, Class A, Series 2025-1A, 5.90%,
8/15/50(b) 463,350
168,955 Blackbird Capital Aircraft Lease Securitization, Ltd.,
Class A, Series 2016-1A, 4.21%, 12/16/41(b)(c) 169,043
781,529 Blackbird Capital II Aircraft Lease, Ltd., Class A,
Series 2021-1A, 2.44%, 7/15/46, Callable 7/15/28
@ 100(b) 732,631
42,654 Castlelake Aircraft Securitization Trust, Class A,
Series 2018-1, 4.13%, 6/15/43(b) 42,535
32,014 Castlelake Aircraft Structured Trust, Class A, Series
2021-1A, 3.47%, 1/15/46(b) 31,479

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Asset Backed Securities, continued
$ 186,315 Castlelake Aircraft Structured Trust, Class B, Series
2019-1A, 5.10%, 4/15/39(b) $ 154,511
126,867 Castlelake Aircraft Structured Trust, Class A, Series
2019-1A, 3.97%, 4/15/39(b) 116,537
341,320 DB Master Finance LLC, Class A2II, Series 2017-1A,
4.03%, 11/20/47, Callable 8/20/25 @ 100(b) 341,239
217,125 DB Master Finance LLC, Class A2I, Series 2021-1A,
2.05%, 11/20/51, Callable 8/20/25 @ 100(b) 210,676
767,496 Gilead Aviation LLC, Class A, Series 2025-1A,
5.79%, 3/15/50(b) 779,451
425,000 GMF Floorplan Owner Revolving Trust, Class A1,
Series 2024-4A, 4.73%, 11/15/29(b) 430,102
179,360 Horizon Aircraft Finance I, Ltd., Class A, Series
2018-1, 4.46%, 12/15/38(b) 167,796
72,711 Horizon Aircraft Finance II, Ltd., Class A, Series
2019-1, 3.72%, 7/15/39(b) 70,294
443,888 Jersey Mike's Funding LLC, Class A2, Series 2024-
1A, 5.64%, 2/15/55, Callable 2/15/29 @ 100(b) 448,270
211,664 PK Alift Loan Funding 3 LP, Class A1, Series 2024-1,
5.84%, 9/15/39(b) 214,153
537,930 Planet Fitness Master Issuer LLC, Class A2II, Series
2022-1A, 4.01%, 12/5/51, Callable 12/5/27 @
100(b) 496,442
207,900 Planet Fitness Master Issuer LLC, Class A2, Series
2019-1A, 3.86%, 12/5/49, Callable 12/5/25 @
100(b) 197,790
598,883 Planet Fitness Master Issuer LLC, Class A2I, Series
2022-1A, 3.25%, 12/5/51, Callable 9/5/25 @ 100(b) 583,185
168,876 Project Silver, Class A, Series 2019-1, 3.97%,
7/15/44(b) 163,914
147,575 Sapphire Aviation Finance II, Ltd., Class A, Series
2020-1A, 3.23%, 3/15/40(b) 140,943
350,000 SLAM, Ltd., Class A, Series 2025-1A, 5.81%,
5/15/50(b) 356,203
575,110 Subway Funding LLC, Class A2II, Series 2024-1A,
6.27%, 7/30/54, Callable 7/30/28 @ 100(b) 588,153
504,465 Subway Funding LLC, Class A23, Series 2024-1A,
6.51%, 7/30/54, Callable 7/30/30 @ 100(b) 516,099
967,140 Subway Funding LLC, Class A2I, Series 2024-1A,
6.03%, 7/30/54, Callable 7/30/27 @ 100(b) 978,325
695,505 Subway Funding LLC, Class A23, Series 2024-3A,
5.91%, 7/30/54, Callable 7/30/30 @ 100(b) 692,511
343,275 Subway Funding LLC, Class A2II, Series 2024-3A,
5.57%, 7/30/54, Callable 7/30/28 @ 100(b) 341,402
725,355 Subway Funding LLC, Class A2I, Series 2024-3A,
5.25%, 7/30/54, Callable 7/30/27 @ 100(b) 719,566
127,531 Thunderbolt II Aircraft Lease, Ltd., Class A, Series
2018-A, 4.15%, 9/15/38(b)(c) 126,255
162,388 Thunderbolt III Aircraft Lease, Ltd., Class A, Series
2019-1, 3.67%, 11/15/39(b) 155,394
229,611 Volofin Finance Designated Activity Co., Class A,
Series 2024-1A, 5.94%, 6/15/37(b) 232,667
405,000 Willis Engine Structured Trust VIII, Class A, Series
2025-A, 5.58%, 6/15/50(b) 409,557
Total Asset Backed Securities (Cost $13,849,934) 13,647,576
Principal Amount Value
Collateralized Mortgage Obligations (3.7%):
$ 370,000 Aimco CLO 11, Ltd., Class A1R2, Series 2020-11A,
5.62%(TSFR3M+134bps), 7/17/37, Callable
10/17/26 @ 100(b) $ 371,018
387,000 Aimco CLO 14, Ltd., Class A, Series 2021-14A,
5.52%(TSFR3M+125bps), 4/20/34, Callable
7/20/25 @ 100(b) 387,347
250,000 Aimco CLO 19, Ltd., Class A, Series 2024-19A,
5.62%(TSFR3M+135bps), 10/20/37, Callable
10/20/26 @ 100(b) 249,967
250,000 Allegro CLO XIII, Ltd., Class A, Series 2021-1A,
5.67%(TSFR3M+140bps), 7/20/34, Callable
7/20/25 @ 100(b) 250,300
2,812,000 Allegro CLO XIV, Ltd., Class A1, Series 2021-2A,
5.68%(TSFR3M+142bps), 10/15/34, Callable
7/15/25 @ 100(b) 2,817,036
624,000 Allegro CLO XV, Ltd., Class A1R, Series 2022-1A,
5.49%(TSFR3M+118bps), 4/20/38, Callable
4/20/27 @ 100(b) 621,630
707,000 Ares LIV CLO Ltd., Class AR2, Series
2019-54A(TSFR3M+131bps), 7/15/38(b) 707,000
556,808 Ares LIV CLO, Ltd., Class AR, Series 2019-54A,
5.53%(TSFR3M+127bps), 10/15/32, Callable
7/15/25 @ 100(b) 556,808
637,000 Ares Loan Funding V, Ltd., Class A1, Series
2024-ALF5A, 5.78%(TSFR3M+150bps), 7/27/37,
Callable 7/25/26 @ 100(b) 640,369
603,000 Ares LV CLO, Ltd., Class A1R2, Series 2020-55A,
5.63%(TSFR3M+137bps), 10/15/37, Callable
10/15/26 @ 100(b) 605,400
543,000 Ares LVIII CLO, Ltd., Class A1R2, Series 2020-58A,
5.53%(TSFR3M+124bps), 4/15/38, Callable
4/15/27 @ 100(b) 543,146
660,000 Ares XLI CLO, Ltd., Class AR2, Series 2016-41A,
5.59%(TSFR3M+133bps), 4/15/34, Callable
7/15/25 @ 100(b) 660,738
786,000 Barings CLO, Ltd., Class A1R2, Series 2020-1A,
5.52%(TSFR3M+126bps), 1/15/38, Callable
1/15/27 @ 100(b) 785,455
560,000 Barings CLO, Ltd., Class AR, Series 2020-4A,
5.64%(TSFR3M+137bps), 10/20/37, Callable
10/20/26 @ 100(b) 560,813
507,000 BCRED BSL Static CLO, Ltd., Class AR, Series 2025-
1A, 5.54%(TSFR3M+125bps), 7/24/35(b) 505,989
417,000 Beechwood Park CLO, Ltd., Class A1R, Series 2019-
1A, 5.58%(TSFR3M+130bps), 1/17/35, Callable
7/17/25 @ 100(b) 416,644
889,000 Bethpage Park CLO, Ltd., Class A, Series 2021-1A,
5.65%(TSFR3M+139bps), 1/15/35, Callable
7/15/25 @ 100(b) 890,390
733,000 Blueberry Park CLO, Ltd., Class A, Series 2024-1A,
5.62%(TSFR3M+135bps), 10/20/37, Callable
10/20/26 @ 100(b) 732,597
625,000 Bowling Green Park CLO LLC, Class ARR, Series
2020-1A, 5.31%(TSFR3M+100bps), 4/18/35,
Callable 1/18/26 @ 100(b) 619,983
738,000 Carlyle US CLO, Ltd., Class A1R, Series 2021-11A,
5.69%(TSFR3M+141bps), 7/25/37, Callable
7/25/26 @ 100(b) 737,960

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 150,000 Carlyle US CLO, Ltd., Class E, Series 2024-6A,
10.21%(TSFR3M+575bps), 10/25/37, Callable
10/25/26 @ 100(b) $ 148,561
409,000 Carlyle US CLO, Ltd., Class A1R, Series 2021-10A,
5.58%(TSFR3M+131bps), 1/20/38, Callable
1/20/27 @ 100(b) 408,992
9,701,729 Cedar Funding V CLO, Ltd., Class A1R, Series 2016-
5A, 5.64%(TSFR3M+136bps), 7/17/31, Callable
7/17/25 @ 100(b) 9,705,972
235,000 Cedar Funding VI CLO, Ltd., Class ARR, Series 2016-
6A, 5.58%(TSFR3M+131bps), 4/20/34, Callable
7/20/25 @ 100(b) 235,564
643,000 Cedar Funding X CLO, Ltd., Class AR2, Series 2019-
10A, 5.63%(TSFR3M+136bps), 10/20/37, Callable
10/20/26 @ 100(b) 643,935
506,000 Cedar Funding XII CLO, Ltd., Class ARR, Series
2020-12A, 5.46%(TSFR3M+120bps), 1/25/38,
Callable 1/25/27 @ 100(b) 506,008
942,000 Cedar Funding XV CLO, Ltd., Class A, Series 2022-
15A, 5.59%(TSFR3M+132bps), 4/20/35, Callable
7/20/25 @ 100(b) 941,687
791,000 Columbia Cent CLO 29, Ltd., Class AR, Series 2020-
29A, 5.70%(TSFR3M+143bps), 10/20/34, Callable
7/20/25 @ 100(b) 791,047
1,010,000 Dryden 108 CLO, Ltd., Class A1R, Series 2022-
108A, 5.63%(TSFR3M+136bps), 7/18/37, Callable
7/18/26 @ 100(b) 1,012,880
836,000 Dryden 85 CLO, Ltd., Class A1R2, Series 2020-85A,
5.64%(TSFR3M+138bps), 7/15/37, Callable
7/15/26 @ 100(b) 835,966
670,000 Dryden 90 CLO, Ltd., Class A1A, Series 2021-90A,
5.71%(TSFR3M+139bps), 2/20/35, Callable
8/20/25 @ 100(b) 670,104
930,000 Eaton Vance CLO, Ltd., Class AR2, Series 2020-2A,
5.64%(TSFR3M+138bps), 10/15/37, Callable
7/15/26 @ 100(b) 929,962
250,000 Eaton Vance CLO, Ltd., Class A13R, Series 2013-
1A, 5.77%(TSFR3M+151bps), 1/15/34, Callable
7/15/25 @ 100(b) 250,171
667,000 Eaton Vance CLO, Ltd., Class ARR, Series 2020-1A,
5.65%(TSFR3M+139bps), 10/15/37, Callable
10/15/26 @ 100(b) 666,642
594,000 Eaton Vance CLO, Ltd., Class AR2, Series 2019-1A,
5.77%(TSFR3M+151bps), 7/15/37, Callable
7/15/26 @ 100(b) 597,687
515,000 Flatiron CLO 21, Ltd., Class A1R, Series 2021-1A,
5.63%(TSFR3M+136bps), 10/19/37, Callable
10/19/26 @ 100(b) 515,744
591,000 Flatiron CLO 26, Ltd., Class A, Series 2024-4A,
5.59%(TSFR3M+133bps), 1/15/38, Callable
1/15/27 @ 100(b) 592,792
481,000 Flatiron CLO 32, Ltd., Class A1, Series
2025-32A(TSFR3M+129bps), 10/22/38(b) 481,000
541,000 Flatiron RR CLO 30, Ltd., Class A1, Series 2025-
30A, 5.44%(TSFR3M+116bps), 4/15/38, Callable
4/15/27 @ 100(b) 538,817
542,000 Green Lakes Park CLO LLC, Class ARR, Series 2025-
1A, 5.46%(TSFR3M+118bps), 1/25/38, Callable
1/25/27 @ 100(b) 539,970
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 584,000 Hamlin Park CLO, Ltd., Class A, Series 2024-1A,
5.61%(TSFR3M+134bps), 10/20/37, Callable
10/20/26 @ 100(b) $ 583,878
556,000 Invesco CLO, Ltd., Class A, Series 2021-3A,
5.66%(TSFR3M+139bps), 10/22/34, Callable
7/22/25 @ 100(b) 556,885
488,000 Invesco US CLO, Ltd., Class A, Series 2024-3A,
5.78%(TSFR3M+151bps), 7/20/37, Callable
7/20/26 @ 100(b) 490,087
394,000 Lakeside Park CLO, Ltd., Class A, Series 2025-1A,
5.41%(TSFR3M+115bps), 4/15/38, Callable
4/15/27 @ 100(b) 392,731
320,000 Madison Park Funding L, Ltd., Class A, Series 2021-
50A, 5.67%(TSFR3M+140bps), 4/19/34, Callable
7/19/25 @ 100(b) 320,695
660,000 Madison Park Funding LII, Ltd., Class A, Series
2021-52A, 5.63%(TSFR3M+136bps), 1/22/35,
Callable 7/22/25 @ 100(b) 660,019
379,000 Madison Park Funding XIX, Ltd., Class AR3, Series
2015-19A, 5.87%(TSFR3M+160bps), 1/22/37,
Callable 1/22/26 @ 100(b) 379,772
250,000 Madison Park Funding XLV, Ltd., Class ARR, Series
2020-45A, 5.34%(TSFR3M+108bps), 7/15/34,
Callable 7/15/25 @ 100(b) 250,131
337,000 Magnetite Xli, Ltd., Class A, Series 2024-41A,
5.60%(TSFR3M+129bps), 1/25/38, Callable
1/25/27 @ 100(b) 337,065
380,000 Magnetite Xlv, Ltd., Class A1, Series 2025-45A,
5.43%(TSFR3M+115bps), 4/15/38, Callable
4/15/27 @ 100(b) 378,154
250,000 Magnetite XXI, Ltd., Class AR, Series 2019-21A,
5.55%(TSFR3M+128bps), 4/20/34, Callable
7/20/25 @ 100(b) 250,281
680,000 Magnetite XXIX, Ltd., Class AR, Series 2021-29A,
5.61%(TSFR3M+135bps), 7/15/37, Callable
7/15/26 @ 100(b) 681,352
520,000 Magnetite XXVI, Ltd., Class AR2, Series 2020-26A,
5.42%(TSFR3M+115bps), 1/25/38, Callable
1/25/27 @ 100(b) 517,935
250,000 Magnetite XXVII, Ltd., Class AR, Series 2020-27A,
5.67%(TSFR3M+140bps), 10/20/34, Callable
7/20/25 @ 100(b) 250,659
827,000 Magnetite XXVIII, Ltd., Class A1RR, Series 2020-
28A, 5.50%(TSFR3M+124bps), 1/15/38, Callable
1/15/27 @ 100(b) 827,178
968,000 Magnetite XXX, Ltd., Class AR, Series 2021-30A,
5.63%(TSFR3M+135bps), 10/25/37, Callable
10/25/26 @ 100(b) 970,308
496,000 Magnetite XXXVI, Ltd., Class AR, Series 2023-36A,
5.64%(TSFR3M+132bps), 7/25/38, Callable
7/25/27 @ 100(b) 497,612
650,000 Morgan Stanley Eaton Vance CLO, Ltd., Class
A1, Series 2025-21A, 5.28%(TSFR3M+117bps),
4/15/38, Callable 4/15/27 @ 100(b) 647,483
356,000 OHA Credit Funding 14-R, Ltd., Class A, Series
2023-14RA, 5.63%(TSFR3M+123bps), 4/20/38,
Callable 4/20/27 @ 100(b) 356,092
615,000 OHA Credit Funding 4, Ltd., Class AR2, Series 2019-
4A, 5.56%(TSFR3M+129bps), 1/22/38, Callable
1/22/27 @ 100(b) 616,233

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 494,000 OHA Credit Funding 6, Ltd., Class AR2, Series 2020-
6A, 5.60%(TSFR3M+133bps), 10/20/37, Callable
10/20/26 @ 100(b) $ 493,392
684,000 OHA Credit Partners VII, Ltd., Class AR4, Series
2012-7A, 5.46%(TSFR3M+114bps), 2/20/38,
Callable 2/20/27 @ 100(b) 681,759
250,000 OHA Credit Partners XVII, Ltd., Class A, Series
2024-17A, 5.72%(TSFR3M+132bps), 1/18/38,
Callable 1/18/27 @ 100(b) 249,905
487,000 Palmer Square Loan Funding, Ltd., Class A1, Series
2025-2A(TSFR3M+94bps), 7/15/33(b) 487,000
300,851 Palmer Square Loan Funding, Ltd., Class A1N,
Series 2024-2A, 5.26%(TSFR3M+100bps),
1/15/33, Callable 1/15/26 @ 100(b) 300,058
627,000 Palmer Square Loan Funding, Ltd., Class A1, Series
2025-1A, 5.12%(TSFR3M+80bps), 2/15/33,
Callable 5/15/26 @ 100(b) 622,580
326,000 Peace Park CLO, Ltd., Class A, Series 2021-1A,
5.66%(TSFR3M+139bps), 10/20/34, Callable
7/20/25 @ 100(b) 326,576
333,000 Rockland Park CLO, Ltd., Class A, Series 2021-1A,
5.65%(TSFR3M+138bps), 4/20/34, Callable
7/20/25 @ 100(b) 333,500
272,000 RR 34, Ltd., Class A1R, Series 2024-34RA,
5.61%(TSFR3M+135bps), 10/15/39, Callable
10/15/26 @ 100(b) 272,124
401,000 Sixth Street CLO XX, Ltd., Class A1R, Series
2021-20A(TSFR3M+132bps), 7/17/38(b) 401,000
412,703 Symphony CLO XXVI, Ltd., Class AR, Series 2021-
26A, 5.61%(TSFR3M+134bps), 4/20/33, Callable
7/20/25 @ 100(b) 413,090
804,000 Symphony CLO XXXII, Ltd., Class A1, Series 2022-
32A, 5.60%(TSFR3M+132bps), 4/23/35, Callable
7/23/25 @ 100(b) 803,729
370,000 Voya CLO, Ltd., Class A1, Series 2024-1A,
5.78%(TSFR3M+152bps), 4/15/37, Callable
7/15/26 @ 100(b) 371,665
250,000 Voya CLO, Ltd., Class A1RR, Series 2020-2A,
5.59%(TSFR3M+131bps), 1/20/38, Callable
1/20/27 @ 100(b) 250,203
Total Collateralized Mortgage Obligations (Cost $50,610,293) 50,645,222
Collateralized Mortgage Backed Securities (2.7%):
503,333 BAMLL Commercial Mortgage Securities Trust, Class
A, Series 2022-DKLX, 5.46%(TSFR1M+115bps),
1/15/39(b) 501,736
137,777 BAMLL Commercial Mortgage Securities Trust, Class
ANM, Series 2019-BPR, 3.11%, 11/5/32(b) 127,869
95,225 BAMLL Commercial Mortgage Securities Trust, Class
B, Series 2022-DKLX, 5.86%(TSFR1M+155bps),
1/15/39(b) 94,513
90,691 BAMLL Commercial Mortgage Securities Trust, Class
C, Series 2022-DKLX, 6.46%(TSFR1M+215bps),
1/15/39(b) 89,882
30,000 BANK, Class A5, Series 2019-BN21, 2.85%,
10/17/52, Callable 10/15/29 @ 100 27,665
34,000 Benchmark Mortgage Trust, Class A5, Series 2018-
B4, 4.12%, 7/15/51, Callable 7/15/28 @ 100(c) 33,422
320,704 BLP Commercial Mortgage Trust, Class A, Series
2024-IND2, 5.65%(TSFR1M+134bps), 3/15/41(b) 321,056
Principal Amount Value
Collateralized Mortgage Backed Securities, continued
$ 214,000 BMP, Class B, Series 2024-MF23,
5.95%(TSFR1M+164bps), 6/15/41(b) $ 214,244
433,000 BMP, Class A, Series 2024-MF23,
5.68%(TSFR1M+137bps), 6/15/41(b) 433,502
151,000 BMP, Class C, Series 2024-MF23,
6.15%(TSFR1M+184bps), 6/15/41(b) 151,170
71,601 BX Commercial Mortgage Trust, Class C, Series
2023-XL3, 6.95%(TSFR1M+264bps), 12/9/40(b) 71,759
743,371 BX Commercial Mortgage Trust, Class A, Series
2024-XL4, 5.75%(TSFR1M+144bps), 2/15/39(b) 744,418
375,905 BX Commercial Mortgage Trust, Class A, Series
2023-XL3, 6.07%(TSFR1M+176bps), 12/9/40(b) 376,642
119,000 BX Commercial Mortgage Trust, Class D, Series
2019-IMC, 6.26%(TSFR1M+195bps), 4/15/34(b) 116,786
113,000 BX Commercial Mortgage Trust, Class C, Series
2019-IMC, 5.96%(TSFR1M+165bps), 4/15/34(b) 111,177
172,000 BX Commercial Mortgage Trust, Class B, Series
2019-IMC, 5.66%(TSFR1M+135bps), 4/15/34(b) 169,764
2,362,904 BX Commercial Mortgage Trust, Class A, Series
2019-IMC, 5.36%(TSFR1M+105bps), 4/15/34(b) 2,345,419
83,057 BX Commercial Mortgage Trust, Class B, Series
2023-XL3, 6.50%(TSFR1M+219bps), 12/9/40(b) 83,217
1,185,000 BX Commercial Mortgage Trust, Class A, Series
2025-SPOT, 5.76%(TSFR1M+144bps), 4/15/40(b) 1,184,630
187,543 BX Commercial Mortgage Trust, Class A, Series
2024-GPA3, 5.60%(TSFR1M+129bps), 12/15/39(b) 187,716
294,700 BX Commercial Mortgage Trust, Class B, Series
2022-LP2, 5.62%(TSFR1M+131bps), 2/15/39(b) 294,154
294,700 BX Commercial Mortgage Trust, Class D, Series
2022-LP2, 6.27%(TSFR1M+196bps), 2/15/39(b) 293,961
94,697 BX Commercial Mortgage Trust, Class B, Series
2024-XL4, 6.10%(TSFR1M+179bps), 2/15/39(b) 94,891
1,431,384 BX Commercial Mortgage Trust, Class A, Series
2024-XL5, 5.70%(TSFR1M+139bps), 3/15/41(b) 1,432,931
244,781 BX Commercial Mortgage Trust, Class B, Series
2024-XL5, 6.00%(TSFR1M+169bps), 3/15/41(b) 245,124
324,820 BX Commercial Mortgage Trust, Class C, Series
2024-XL5, 6.25%(TSFR1M+194bps), 3/15/41(b) 325,271
769,540 BX Commercial Mortgage Trust, Class A, Series
2024-MDHS, 5.95%(TSFR1M+164bps), 5/15/41(b) 770,392
294,700 BX Commercial Mortgage Trust, Class C, Series
2022-LP2, 5.87%(TSFR1M+156bps), 2/15/39(b) 293,963
426,000 BX Commercial Mortgage Trust, Class B, Series
2025-SPOT, 6.05%(TSFR1M+174bps), 4/15/40(b) 423,873
740,555 BX Commercial Mortgage Trust, Class A, Series
2022-LP2, 5.32%(TSFR1M+101bps), 2/15/39(b) 739,194
4,383,689 BX Commercial Mortgage Trust 2021-SOAR, Class
A, Series 2021-SOAR, 5.10%(TSFR1M+78bps),
6/15/38(b) 4,382,193
2,708,000 BX Mortgage Trust, Class A, Series 2021-PAC,
5.12%(TSFR1M+80bps), 10/15/36(b) 2,702,273
162,000 BX Mortgage Trust, Class B, Series 2021-PAC,
5.33%(TSFR1M+101bps), 10/15/36(b) 161,289
730,000 BX Mortgage Trust, Class E, Series 2021-PAC,
6.37%(TSFR1M+206bps), 10/15/36(b) 726,348
216,000 BX Mortgage Trust, Class C, Series 2021-PAC,
5.53%(TSFR1M+121bps), 10/15/36(b) 214,781
210,000 BX Mortgage Trust, Class D, Series 2021-PAC,
5.72%(TSFR1M+141bps), 10/15/36(b) 208,684

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Backed Securities, continued
$ 352,800 BX Trust, Class B, Series 2022-IND,
6.25%(TSFR1M+194bps), 4/15/37(b) $ 353,101
79,800 BX Trust, Class C, Series 2022-IND,
6.60%(TSFR1M+229bps), 4/15/37(b) 79,895
194,000 BX Trust, Class A, Series 2025-TAIL,
5.71%(TSFR1M+140bps), 6/15/35(b) 194,345
981,076 BX Trust, Class A, Series 2024-CNYN,
5.75%(TSFR1M+144bps), 4/15/41(b) 982,510
156,099 BX Trust, Class B, Series 2024-CNYN,
6.00%(TSFR1M+169bps), 4/15/41(b) 156,324
130,083 BX Trust, Class C, Series 2024-CNYN,
6.25%(TSFR1M+194bps), 4/15/41(b) 130,268
575,481 BX Trust, Class A, Series 2022-IND A,
5.80%(TSFR1M+149bps), 4/15/37(b) 575,884
66,500 BX Trust, Class D, Series 2022-IND,
7.15%(TSFR1M+284bps), 4/15/37(b) 66,623
530,000 BX Trust 2025-DIME, Class A, Series 2025-DIME,
5.46%(TSFR1M+115bps), 2/15/35(b) 527,766
323,000 BX Trust 2025-ROIC, Class C, Series 2025-ROIC,
5.86%(TSFR1M+154bps), 3/15/30(b) 320,179
229,000 BX Trust 2025-ROIC, Class B, Series 2025-ROIC,
5.71%(TSFR1M+139bps), 3/15/30(b) 227,285
1,567,000 BX Trust 2025-ROIC, Class A, Series 2025-ROIC,
5.46%(TSFR1M+114bps), 3/15/30(b) 1,557,203
860,000 CSMC Trust, Class D, Series 2017-PFHP,
6.61%(TSFR1M+230bps), 12/15/30(b) 795,537
157,000 DTP Commercial Mortgage Trust, Class A, Series
2023-STE2, 6.04%, 1/15/41(b)(c) 160,842
1,467,292 ELP Commercial Mortgage Trust, Class A, Series
2021-ELP, 5.13%(TSFR1M+82bps), 11/15/38(b) 1,465,414
458,884 Extended Stay America Trust, Class A, Series 2021-
ESH, 5.51%(TSFR1M+119bps), 7/15/38(b) 458,906
385,977 Extended Stay America Trust, Class D, Series 2021-
ESH, 6.68%(TSFR1M+236bps), 7/15/38(b) 386,003
192,989 Extended Stay America Trust, Class C, Series 2021-
ESH, 6.13%(TSFR1M+181bps), 7/15/38(b) 192,999
261,607 Extended Stay America Trust, Class B, Series 2021-
ESH, 5.81%(TSFR1M+149bps), 7/15/38(b) 261,619
643,000 GS Mortgage Securities Corp. Trust, Class A, Series
2021-IP, 5.38%(TSFR1M+106bps), 10/15/36(b) 640,593
100,000 GS Mortgage Securities Corp. Trust, Class B, Series
2021-IP, 5.58%(TSFR1M+126bps), 10/15/36(b) 99,387
100,000 GS Mortgage Securities Corp. Trust, Class C, Series
2021-IP, 5.98%(TSFR1M+166bps), 10/15/36(b) 99,376
64,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class DFX, Series 2018-WPT, 5.35%,
7/5/33(b) 41,059
41,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class CFX, Series 2018-WPT, 4.95%,
7/5/33(b) 31,232
479,000 Life Mortgage Trust, Class C, Series 2022-BMR2,
6.40%(TSFR1M+209bps), 5/15/39, Callable
5/15/26 @ 100(b) 431,302
855,000 Life Mortgage Trust, Class B, Series 2022-BMR2,
6.11%(TSFR1M+179bps), 5/15/39, Callable
5/15/26 @ 100(b) 778,346
1,420,000 Life Mortgage Trust, Class A1, Series 2022-BMR2,
5.61%(TSFR1M+130bps), 5/15/39, Callable
5/15/26 @ 100(b) 1,375,888
Principal Amount Value
Collateralized Mortgage Backed Securities, continued
$ 70,000 Life Mortgage Trust, Class E, Series 2021-BMR,
6.18%(TSFR1M+186bps), 3/15/38(b) $ 69,310
426,000 Life Mortgage Trust, Class D, Series 2022-BMR2,
6.85%(TSFR1M+254bps), 5/15/39, Callable
5/15/26 @ 100(b) 379,897
10,680 Life Mortgage Trust, Class C, Series 2021-BMR,
5.53%(TSFR1M+121bps), 3/15/38(b) 10,620
70,000 Life Mortgage Trust, Class D, Series 2021-BMR,
5.83%(TSFR1M+151bps), 3/15/38(b) 69,479
32,082 MHC Commercial Mortgage Trust, Class A, Series
2021-MHC, 5.23%(TSFR1M+92bps), 4/15/38(b) 31,983
132,000 Morgan Stanley Capital I Trust, Class A4, Series
2018-H4, 4.31%, 12/15/51, Callable 1/15/29 @ 100 130,809
224,000 OPEN Trust, Class B, Series 2023-AIR,
8.15%(TSFR1M+384bps), 11/15/40(b) 224,115
119,675 OPEN Trust, Class A, Series 2023-AIR,
7.40%(TSFR1M+309bps), 11/15/40(b) 119,707
130,000 SPGN Mortgage Trust, Class C, Series 2022-TFLM,
6.96%(TSFR1M+265bps), 2/15/39, Callable
2/15/26 @ 100(b) 126,137
250,000 SPGN Mortgage Trust, Class B, Series 2022-TFLM,
6.31%(TSFR1M+200bps), 2/15/39, Callable
2/15/26 @ 100(b) 245,057
198,805 SREIT Trust, Class D, Series 2021-MFP,
6.00%(TSFR1M+169bps), 11/15/38(b) 198,678
301,983 SREIT Trust, Class C, Series 2021-MFP,
5.76%(TSFR1M+144bps), 11/15/38(b) 301,792
849,746 SREIT Trust, Class A, Series 2021-MFP,
5.16%(TSFR1M+85bps), 11/15/38(b) 849,230
486,528 SREIT Trust, Class B, Series 2021-MFP,
5.51%(TSFR1M+119bps), 11/15/38(b) 486,226
625,000 TCO Commercial Mortgage Trust, Class A, Series
2024-DPM, 5.55%(TSFR1M+124bps), 12/15/39(b) 624,816
112,000 TCO Commercial Mortgage Trust, Class C, Series
2024-DPM, 6.30%(TSFR1M+199bps), 12/15/39(b) 111,739
152,000 TCO Commercial Mortgage Trust, Class B, Series
2024-DPM, 5.90%(TSFR1M+159bps), 12/15/39(b) 151,830
285,000 VLS Commercial Mortgage Trust, Class A, Series
2020-LAB, 2.13%, 10/10/42(b) 242,058
20,000 VLS Commercial Mortgage Trust, Class B, Series
2020-LAB, 2.45%, 10/10/42(b) 16,126
185,000 Wells Fargo Commercial Mortgage Trust, Class
A, Series 2021-FCMT, 5.63%(TSFR1M+131bps),
5/15/31(b) 184,098
155,000 Wells Fargo Commercial Mortgage Trust, Class
A5, Series 2018-C48, 4.30%, 1/15/52, Callable
12/15/28 @ 100 153,882
Total Collateralized Mortgage Backed Securities (Cost
$38,170,312) 37,813,384
Convertible Bonds (0.1%):
Electric Utilities (0.0%
†
):
81,000 PG&E Corp, 4.25%, 12/1/27 80,131
Electronic Equipment, Instruments & Components (0.0%
†
):
109,000 MKS, Inc., 1.25%, 6/1/30 106,559
IT Services (0.0%
†
):
310,000 Redfin Corp., 0.50%, 4/1/27 277,450
89,000 Riot Platforms, Inc., 0.75%, 1/15/30(b) 92,985
370,435

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Convertible Bonds, continued
Media (0.1%):
$ 323,992 EchoStar Corp., 3.88%, 11/30/30 $ 379,971
Oil, Gas & Consumable Fuels (0.0%
†
):
70,000 Golar LNG, Ltd., 2.75%, 12/15/30(b) 71,792
Semiconductors & Semiconductor Equipment (0.0%
†
):
80,000 On Semiconductor Corp., -8.48%, 5/1/27 94,136
445,000 Wolfspeed, Inc., 1.88%, 12/1/29(d) 111,250
205,386
Software (0.0%
†
):
25,000 Core Scientific, Inc., 3.00%, 9/1/29(b) 43,317
170,000 Core Scientific, Inc., 0.00%, 6/15/31(b) 184,873
228,190
Total Convertible Bonds (Cost $1,350,324) 1,442,464
Bank Loans (0.5%):
Capital Markets (0.0%
†
):
106,000 Restaurant Technologies Term B 1LN, 8.57% (Term
SOFR+425bps), 4/2/29(b) 104,918
Chemicals (0.0%
†
):
129,725 Hexion Term 1Ln, 8.32% (Term SOFR+400bps),
3/15/29(b) 129,373
55,000 Hexion Term 2Ln, 11.76% (Term
SOFR+743.75bps), 3/15/30(b) 53,694
85,000 Natgasoline Term B 1Ln, 9.82% (Term
SOFR+550bps), 3/29/30(b) 84,256
267,323
Construction Materials (0.0%
†
):
25,013 Oldcastle Buildingenvelope Term B 1Ln, 8.57%
(Term SOFR+425bps), 4/29/29(b) 22,975
Consumer Finance (0.1%):
313,042 United Planet Fitness Term 1Ln, 8.32% (Term
SOFR+400bps), 12/30/26(b) 300,833
Consumer Staples Distribution & Retail (0.0%
†
):
152,927 TKC Holdings Term 1Ln, 16.33% (LIBOR+1200bps),
2/15/27(b) 142,604
Distributors (0.1%):
14,961 US LBM Term B 1Ln, 8.07% (Term SOFR+375bps),
12/17/27(b) 14,731
340,986 US LBM Term B 1Ln, 8.07% (Term SOFR+375bps),
6/6/31(b) 335,748
350,479
Diversified Consumer Services (0.0%
†
):
7,053 Ascend Learning Term 2Ln, 10.07% (Term
SOFR+575bps), 12/10/29(b) 7,051
114,846 Prince Term 1Ln, 8.57% (Term SOFR+425bps),
4/23/29(b) 100,044
107,095
Diversified Telecommunication Services (0.1%):
59,000 Altice USA Term B6 1Ln, 8.82% (Term
SOFR+450bps), 1/18/28(b) 58,116
112,061 Brightspeed Term B-Dd 1Ln, 8.57% (Term
SOFR+425bps), 4/3/31(b) 102,691
87,939 Brightspeed Term B-Dd 1Ln, 4.32% (Term
SOFR+0bps), 4/3/31+(b) 80,587
75,000 Lumen Technologies Term B1 1Ln, 6.67% (Term
SOFR+235bps), 4/16/29(b) 73,997
Principal Amount Value
Bank Loans, continued
Diversified Telecommunication Services, continued
$ 80,000 Lumen Technologies Term B2 1Ln Super Priority,
6.67% (Term SOFR+235bps), 4/15/30(b) $ 78,913
394,304
Energy Equipment & Services (0.0%
†
):
519,675 New Fortress Energy Term B 1Ln, 9.82% (Term
SOFR+550bps), 10/30/28(b) 279,471
Financial Services (0.0%
†
):
30,000 Level 3 Term B 1Ln, 8.57% (Term SOFR+425bps),
3/29/32(b) 30,306
139,644 SFR Term B14 1Ln, 9.82% (Term SOFR+550bps),
8/15/28(b) 126,183
105,000 Whp Term B 1Ln, 9.07% (Term SOFR+475bps),
2/20/32(b) 104,847
261,336
Health Care Equipment & Supplies (0.0%
†
):
20,000 Bausch & Lomb Term B 1Ln, 4.32% (Term
SOFR+0bps), 12/18/30(b) 20,013
Health Care Providers & Services (0.0%
†
):
69,357 Cano Health Term 1Ln, 13.82% (Term
SOFR+950bps), 6/28/29(b) 56,353
55,000 Help At Home Term 1Ln, 9.32% (Term
SOFR+500bps), 9/24/31(b) 53,261
130,498 Radiology Partners Term B 1Ln, 9.32% (Term
SOFR+500bps), 1/31/29(b) 130,245
239,859
Hotels, Restaurants & Leisure (0.0%
†
):
45,000 Golden Nugget Term 1Ln, 7.82% (Term
SOFR+350bps), 1/27/29(b) 44,921
37,871 Sizzling Platter Term 1Ln, 9.32% (Term
SOFR+500bps), 6/25/32(b) 36,735
7,129 Sizzling Platter Term DD 1Ln, 4.32% (Term
SOFR+0bps), 6/25/32(b) 6,915
75,000 The Travel Corp. Term B 1Ln, 9.07% (Term
SOFR+475bps), 10/31/31(b) 73,187
161,758
Household Durables (0.1%):
411,783 CSC ServiceWorks Term B 1Ln, 8.32% (Term
SOFR+400bps), 3/4/28(b) 360,310
174,960 Traeger Grills Term B 1Ln, 7.57% (Term
SOFR+325bps), 6/29/28(b) 155,590
34,821 Weber-Stephen Products Term B 1Ln, 8.57% (Term
SOFR+425bps), 10/30/27(b) 34,655
174,188 Weber-Stephen Products Term B 1Ln, 7.57% (Term
SOFR+325bps), 10/30/27(b) 172,763
723,318
Industrial Conglomerates (0.0%
†
):
159,028 Brandsafway Term B 1Ln, 8.82% (Term
SOFR+450bps), 8/1/30(b) 132,471
Insurance (0.0%
†
):
139,388 Asurion Term B10 1Ln, 8.32% (Term
SOFR+400bps), 8/19/28(b) 137,316
125,000 Asurion Term B3 2Ln, 9.57% (Term
SOFR+525bps), 1/31/28(b) 119,219
256,535

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Bank Loans, continued
Interactive Media & Services (0.0%
†
):
$ 159,468 Constant Contact Term B 1Ln, 8.32% (Term
SOFR+400bps), 2/10/28(b) $ 152,292
10,000 Constant Contact, Inc. Term B 2Ln, 4.32% (Term
SOFR+0bps), 2/12/29(b) 8,513
160,805
Media (0.0%
†
):
64 Cast & Crew Term B INCR 1Ln, 8.07% (Term
SOFR+375bps), 12/29/28(b) 60
130,558 COX Media Group Term B2 1Ln, 7.82% (Term
SOFR+350bps), 6/18/29(b) 126,170
20,000 Nielsen Holdings Term A 1Ln, 9.07% (Term
SOFR+475bps), 10/11/28(b) 18,793
54,859 Twitter Term B1 1Ln, 10.82% (Term
SOFR+650bps), 10/26/29(b) 53,540
198,563
Metals & Mining (0.0%
†
):
137,782 American Rock Salt Term 1Ln, 8.32% (Term
SOFR+400bps), 6/9/28(b) 111,801
26,475 American Rock Salt Term 1Ln, 11.32% (Term
SOFR+700bps), 6/12/28(b) 26,475
16,213 American Rock Salt Term 1Ln DD, 11.32% (Term
SOFR+700bps), 6/12/28+(b) 16,213
154,489
Multi-Utilities (0.0%
†
):
164,329 Club Car Term 1Ln, 8.32% (Term SOFR+400bps),
6/1/28(b) 160,906
Oil, Gas & Consumable Fuels (0.0%
†
):
74,924 Consolidated Energy Term B 1Ln, 8.82% (Term
SOFR+450bps), 11/15/30(b) 70,616
25,000 CVR Energy Term B 1Ln, 8.32% (Term
SOFR+400bps), 12/30/27(b) 24,958
95,574
Paper & Forest Products (0.0%
†
):
130,000 Ahlstrom Term B 1Ln, 4.32% (Term SOFR+0bps),
5/22/30(b) 129,513
Pharmaceuticals (0.0%
†
):
125,000 Bausch Health Term B 1Ln, 10.57% (Term
SOFR+625bps), 10/8/30(b) 120,292
119,401 Lonza Specialty Ingredients Term B 1Ln, 8.25%
(Term SOFR+392.5bps), 7/3/28(b) 108,601
228,893
Professional Services (0.0%
†
):
175,000 X Term 1Ln, 4.32% (Term SOFR+0bps),
10/26/29(b) 170,042
Semiconductors & Semiconductor Equipment (0.0%
†
):
68,911 Wolfspeed, Inc. PIK VAR, 4.32% (Term
SOFR+0bps), 6/23/30(b) 67,106
136,667 Wolfspeed, Inc. PIK VAR, 4.32% (Term
SOFR+0bps), 6/23/30+(b) 133,086
200,192
Software (0.1%):
35,000 Darktrace Term 2Ln, 4.32% (Term SOFR+0bps),
10/9/32(b) 34,679
445,000 Digicert Term 1Ln, 8.32% (Term SOFR+400bps),
10/16/26(b) 440,363
Principal Amount Value
Bank Loans, continued
Software, continued
$ 7,550 Finastra CAN TL, 11.57% (Term SOFR+725bps),
9/13/29 $ 7,550
323,263 Finastra US TL Term 1Ln, 11.57% (Term
SOFR+725bps), 9/13/29(b) 323,263
2,092 ION Analytics Term 1Ln, 8.07% (Term
SOFR+375bps), 2/16/28(b) 2,092
220,000 M2s Group Term B 1Ln, 9.07% (Term
SOFR+475bps), 8/25/31(b) 212,300
119,780 Solera Term B 1Ln, 8.07% (Term SOFR+375bps),
6/2/28(b) 116,602
45,000 Solera Term PIK Term 2Ln, 13.32% (Term
SOFR+900bps), 6/4/29(b) 43,566
1,180,415
Specialty Retail (0.0%
†
):
1,738 At Home Group, Inc. Term A, 4.32% (Term
SOFR+0bps), 10/17/25(b) 1,497
2,490 At Home Group, Inc. Term A, 4.33% (LIBOR+0bps),
10/17/25+(b) 2,490
75 Mavis Tire Term B 1Ln, 7.32% (Term
SOFR+300bps), 5/4/28(b) 75
50,000 Staples Term B 1Ln, 10.07% (Term SOFR+575bps),
9/4/29(b) 46,036
50,098
Technology Hardware, Storage & Peripherals (0.0%
†
):
180,000 SanDisk Term B 1Ln, 7.32% (Term SOFR+300bps),
2/20/32(b) 178,875
Textiles, Apparel & Luxury Goods (0.0%
†
):
73,661 Tory Burch Term B 1Ln, 7.57% (Term
SOFR+325bps), 4/16/28(b) 73,200
Trading Companies & Distributors (0.0%
†
):
54,974 Foundation Building Materials Term 1Ln, 7.57%
(Term SOFR+325bps), 1/31/28(b) 54,218
90,000 Foundation Building Materials Term B2 1Ln, 8.32%
(Term SOFR+400bps), 1/29/31(b) 87,943
142,161
Total Bank Loans (Cost $6,979,222) 6,889,018
Corporate Bonds (14.1%):
Aerospace & Defense (0.2%):
1,145,000 Boeing Co. (The), 5.04%, 5/1/27, Callable 3/1/27
@ 100 1,153,616
145,000 Boeing Co. (The), 5.15%, 5/1/30, Callable 2/1/30
@ 100 147,513
165,000 Boeing Co. (The), 6.39%, 5/1/31, Callable 3/1/31
@ 100 177,325
176,000 Boeing Co. (The), 6.53%, 5/1/34, Callable 2/1/34
@ 100 191,100
100,000 Boeing Co. (The), 5.81%, 5/1/50, Callable 11/1/49
@ 100 96,044
266,000 Boeing Co. (The), 6.86%, 5/1/54, Callable 11/1/53
@ 100 291,827
200,000 BWX Technologies, Inc., 4.13%, 6/30/28, Callable
7/18/25 @ 100(b) 194,250
400,000 TransDigm, Inc., 6.38%, 3/1/29, Callable 3/1/26 @
103.19(b) 408,500
150,000 TransDigm, Inc., 7.13%, 12/1/31, Callable 12/1/26
@ 103.56(b) 156,750

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Aerospace & Defense, continued
$ 215,000 TransDigm, Inc., 6.38%, 5/31/33, Callable 5/31/28
@ 103.19(b) $ 215,269
3,032,194
Air Freight & Logistics (0.0%
†
):
85,000 Azorra Finance, Ltd., 7.25%, 1/15/31, Callable
7/15/27 @ 103.63(b) 86,594
70,000 Clue Opco LLC, 9.50%, 10/15/31, Callable 10/15/26
@ 104.75^(b) 73,850
160,444
Automobile Components (0.0%
†
):
10,000 Clarios Global LP/Clarios US Finance Co., 6.75%,
2/15/30, Callable 2/15/27 @ 103.38(b) 10,400
35,000 MIWD Holdco II LLC/MIWD Finance Corp., 5.50%,
2/1/30, Callable 8/2/25 @ 102.75(b) 33,162
115,000 Patrick Industries, Inc., 6.38%, 11/1/32, Callable
11/1/27 @ 103.19(b) 115,288
90,000 Rivian Holdings LLC/Rivian LLC/Rivian Automotive
LLC, 10.00%, 1/15/31, Callable 1/15/28 @ 105(b) 88,425
95,000 ZF North America Capital, Inc., 6.88%, 4/23/32,
Callable 2/23/32 @ 100(b) 87,756
335,031
Banks (2.2%):
151,000 Bank of America Corp., 4.45%, 3/3/26 150,623
1,300,000 Bank of America Corp., 3.42% (TSFR3M), 12/20/28,
Callable 12/20/27 @ 100 1,268,794
980,000 Bank of America Corp., 2.30% (SOFR), 7/21/32,
Callable 7/21/31 @ 100 854,434
6,359,000 Bank of America Corp., 5.02% (SOFR), 7/22/33,
Callable 7/22/32 @ 100 6,416,072
1,098,000 Citigroup, Inc., 4.30%, 11/20/26 1,095,540
1,156,000 Citigroup, Inc., 4.41% (SOFR), 3/31/31, Callable
3/31/30 @ 100 1,142,351
2,635,000 Citigroup, Inc., 4.91% (SOFR), 5/24/33, Callable
5/24/32 @ 100 2,621,699
165,000 First-Citizens Bank & Trust Co., 6.13%, 3/9/28 171,187
2,500,000 JPMorgan Chase & Co., 4.49% (TSFR3M), 3/24/31,
Callable 3/24/30 @ 100 2,493,998
181,000 JPMorgan Chase & Co., 2.96% (TSFR3M), 5/13/31,
Callable 5/13/30 @ 100 167,072
4,247,000 JPMorgan Chase & Co., 4.59% (SOFR), 4/26/33,
Callable 4/26/32 @ 100 4,204,547
937,000 JPMorgan Chase & Co., 4.91% (SOFR), 7/25/33,
Callable 7/25/32 @ 100 939,846
633,000 JPMorgan Chase & Co., 5.57% (SOFR), 4/22/36,
Callable 4/22/35 @ 100 655,942
724,000 Santander Holdings USA, Inc., 6.50% (SOFR),
3/9/29, Callable 3/9/28 @ 100 753,789
1,099,000 Wells Fargo & Co., 3.53% (SOFR), 3/24/28, Callable
3/24/27 @ 100 1,084,115
2,645,000 Wells Fargo & Co., 4.48% (TSFR3M), 4/4/31,
Callable 4/4/30 @ 100, MTN 2,629,984
721,000 Wells Fargo & Co., 5.15% (SOFR), 4/23/31, Callable
4/23/30 @ 100 737,034
428,000 Wells Fargo & Co., 5.50% (SOFR), 1/23/35, Callable
1/23/34 @ 100 439,066
637,000 Wells Fargo & Co., 5.61% (SOFR), 4/23/36, Callable
4/23/35 @ 100 657,000
Principal Amount Value
Corporate Bonds, continued
Banks, continued
$ 1,372,000 Wells Fargo & Co., 5.01% (TSFR3M), 4/4/51,
Callable 4/4/50 @ 100, MTN $ 1,248,584
115,000 Western Alliance Bancorp, 3.00% (TSFR3M),
6/15/31, Callable 6/15/26 @ 100 106,122
29,837,799
Beverages (0.0%
†
):
50,000 Primo Water Holdings, Inc. Triton Water Holdings,
Inc., 6.25%, 4/1/29, Callable 8/2/25 @ 101.56(b) 50,063
Biotechnology (0.0%
†
):
125,000 Emergent BioSolutions, Inc., 3.88%, 8/15/28,
Callable 7/18/25 @ 100.97(b) 99,375
Broadline Retail (0.0%
†
):
20,000 Kohl's Corp., 4.25%, 7/17/25 19,975
Building Products (0.0%
†
):
120,000 Builders FirstSource, Inc., 4.25%, 2/1/32, Callable
8/1/26 @ 102.13(b) 110,700
210,000 Builders FirstSource, Inc., 6.75%, 5/15/35, Callable
5/15/30 @ 103.38(b) 215,512
73,000 Carrier Global Corp., 5.90%, 3/15/34, Callable
12/15/33 @ 100 77,487
45,000 Carrier Global Corp., 6.20%, 3/15/54, Callable
9/15/53 @ 100 48,004
115,000 Resideo Funding, Inc., 6.50%, 7/15/32, Callable
7/15/27 @ 103.25(b) 117,156
568,859
Capital Markets (1.2%):
421,000 Ares Strategic Income Fund, 5.45%, 9/9/28, Callable
8/9/28 @ 100(b) 419,991
340,000 Ares Strategic Income Fund, 5.80%, 9/9/30, Callable
8/9/30 @ 100(b) 341,084
140,000 BCPE Flavor Debt Merger Sub LLC and BCPE Flavor
Issuer, Inc., 9.50%, 7/1/32, Callable 7/1/28 @
104.75(b) 142,975
200,000 Beach Acquisition Bidco LLC, 10.00%, 7/15/33,
Callable 7/15/28 @ 103(b) 207,250
2,880,000 Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30,
Callable 12/15/29 @ 100 2,805,068
1,263,000 Goldman Sachs Group, Inc. (The), 2.38% (SOFR),
7/21/32, Callable 7/21/31 @ 100 1,102,537
3,062,000 Goldman Sachs Group, Inc. (The), 3.10% (SOFR),
2/24/33, Callable 2/24/32 @ 100 2,748,595
128,000 Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37 140,453
125,000 HAH Group Holding Co. LLC, 9.75%, 10/1/31,
Callable 10/1/27 @ 104.88(b) 123,438
210,000 Jefferies Finance LLC/JFIN Co.-Issuer Corp., 6.63%,
10/15/31, Callable 10/15/27 @ 103.31(b) 208,377
105,000 Kronos Acquisition Holdings, Inc., 8.25%, 6/30/31,
Callable 6/30/27 @ 104.13(b) 95,287
65,000 Kronos Acquisition Holdings, Inc., 10.75%, 6/30/32,
Callable 6/30/27 @ 105.38(b) 47,287
115,000 MajorDrive Holdings IV LLC, 6.38%, 6/1/29, Callable
8/2/25 @ 101.59(b) 91,138
2,534,000 Morgan Stanley, 3.62% (SOFR), 4/1/31, Callable
4/1/30 @ 100 2,425,418
483,000 Morgan Stanley, 5.19% (SOFR), 4/17/31, Callable
4/17/30 @ 100 494,362

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Capital Markets, continued
$ 2,236,000 Morgan Stanley, 4.89% (SOFR), 7/20/33, Callable
7/20/32 @ 100 $ 2,232,523
1,700,000 Morgan Stanley, 6.34% (SOFR), 10/18/33, Callable
10/18/32 @ 100 1,845,216
383,000 Morgan Stanley, 5.66% (SOFR), 4/17/36, Callable
4/17/35 @ 100 396,453
55,000 MPT Operating Partnership LP/MPT Finance Corp.,
4.63%, 8/1/29, Callable 7/13/25 @ 102.31 43,244
125,000 Olympus Water US Holding Corp., 7.25%, 6/15/31,
Callable 6/15/27 @ 103.63(b) 127,500
308,000 Sixth Street Specialty Lending, Inc., 6.13%, 3/1/29,
Callable 2/1/29 @ 100^ 314,839
80,000 Stonex Escrow Issuer LLC, 6.88%, 7/15/32, Callable
7/15/28 @ 103.44(b) 80,800
95,000 USA Compression Partners LP/USA Compression
Finance Corp., 7.13%, 3/15/29, Callable 3/15/26
@ 103.56(b) 96,900
16,530,735
Chemicals (0.3%):
220,000 Allied Universal Holdco LLC, 7.88%, 2/15/31,
Callable 2/15/27 @ 103.94(b) 229,900
115,000 Avient Corp., 6.25%, 11/1/31, Callable 9/15/27 @
103.13(b) 115,719
399,000 Celanese US Holdings LLC, 6.85%, 11/15/28,
Callable 10/15/28 @ 100 417,952
70,000 Celanese US Holdings LLC, 6.50%, 4/15/30, Callable
4/15/27 @ 103.25 71,334
405,000 Celanese US Holdings LLC, 7.05%, 11/15/30,
Callable 9/15/30 @ 100 425,250
160,000 Celanese US Holdings LLC, 6.75%, 4/15/33, Callable
4/15/28 @ 103.38^ 160,391
236,000 Celanese US Holdings LLC, 7.20%, 11/15/33,
Callable 8/15/33 @ 100 249,865
140,000 Chemours Co. (The), 5.75%, 11/15/28, Callable
7/13/25 @ 101.92(b) 130,025
95,000 Chemours Co. (The), 8.00%, 1/15/33, Callable
1/15/28 @ 104(b) 88,944
230,000 Entegris, Inc., 3.63%, 5/1/29, Callable 8/2/25 @
101.81(b) 216,200
210,000 Entegris, Inc., 5.95%, 6/15/30, Callable 7/13/25 @
102.98(b) 212,888
321,006 Kobe US Midco 2, Inc., 9.25%, 11/1/26, Callable
8/2/25 @ 100(b) 285,294
90,000 Mativ Holdings, Inc., 8.00%, 10/1/29, Callable
10/1/26 @ 104^(b) 81,450
115,000 Methanex US Operations, Inc., 6.25%, 3/15/32,
Callable 9/15/31 @ 100(b) 114,425
85,000 Olin Corp., 5.63%, 8/1/29, Callable 8/2/25 @
101.88 84,150
350,000 Olin Corp., 6.63%, 4/1/33, Callable 4/1/28 @
103.31(b) 343,875
370,000 Olympus Water US Holding Corp., 4.25%, 10/1/28,
Callable 8/2/25 @ 102.13(b) 351,500
250,000 Tronox, Inc., 4.63%, 3/15/29, Callable 8/2/25 @
101.16(b) 215,937
90,000 Vibrantz Technologies, Inc., 9.00%, 2/15/30,
Callable 8/2/25 @ 104.5(b) 60,750
220,000 WR Grace Holdings LLC, 5.63%, 8/15/29, Callable
8/2/25 @ 102.81(b) 198,825
Principal Amount Value
Corporate Bonds, continued
Chemicals, continued
$ 40,000 WR Grace Holdings LLC, 7.38%, 3/1/31, Callable
3/1/26 @ 103.69(b) $ 41,000
4,095,674
Commercial Services & Supplies (0.1%):
125,000 ADT Security Corp. (The), 4.13%, 8/1/29, Callable
8/1/28 @ 100(b) 120,625
125,000 Allied Universal Holdco LLC/Allied Universal Finance
Corp., 6.88%, 6/15/30, Callable 6/15/27 @
103.44(b) 126,719
125,000 Aris Water Holdings LLC, 7.25%, 4/1/30, Callable
4/1/27 @ 103.63(b) 128,750
75,000 Beacon Mobility Corp., 7.25%, 8/1/30, Callable
8/1/27 @ 103.63(b) 76,500
40,000 Clean Harbors, Inc., 6.38%, 2/1/31, Callable 2/1/26
@ 103.19(b) 40,850
150,000 CoreCivic, Inc., 8.25%, 4/15/29, Callable 4/15/26
@ 104.13 159,000
60,000 Genesis Energy LP/Genesis Energy Finance Corp.,
7.88%, 5/15/32, Callable 5/15/27 @ 103.94 62,250
110,000 GEO Group, Inc. (The), 8.63%, 4/15/29, Callable
4/15/26 @ 104.31 116,462
120,000 GEO Group, Inc. (The), 10.25%, 4/15/31, Callable
4/15/27 @ 105.13 131,700
45,000 JH North America Holdings, Inc., 6.13%, 7/31/32,
Callable 7/31/28 @ 103.06(b) 45,731
165,000 OT Midco, Inc., 10.00%, 2/15/30, Callable 2/15/27
@ 105(b) 131,381
355,000 Rand Parent LLC, 8.50%, 2/15/30, Callable 2/15/26
@ 104.25^(b) 355,888
90,000 Reworld Holding Corp., 4.88%, 12/1/29, Callable
8/2/25 @ 102.44(b) 85,275
110,000 TKC Holdings, Inc., 6.88%, 5/15/28, Callable 8/2/25
@ 101.72(b) 109,313
160,000 TKC Holdings, Inc., 10.50%, 5/15/29, Callable
8/2/25 @ 102.63(b) 163,600
75,000 Waste Pro USA, Inc., 7.00%, 2/1/33, Callable
2/1/28 @ 103.5(b) 77,625
1,931,669
Construction & Engineering (0.1%):
486,000 Artera Services LLC, 8.50%, 2/15/31, Callable
2/15/27 @ 104.25(b) 403,380
85,000 Pike Corp., 8.63%, 1/31/31, Callable 1/31/27 @
104.31(b) 91,906
210,000 Railworks Holdings LP/Railworks Rally, Inc., 8.25%,
11/15/28, Callable 8/2/25 @ 104.13(b) 214,725
85,000 Williams Scotsman, Inc., 6.63%, 4/15/30, Callable
4/15/27 @ 103.31(b) 88,294
798,305
Construction Materials (0.0%
†
):
170,000 Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28,
Callable 8/2/25 @ 102(b) 169,150
130,000 Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31,
Callable 11/15/26 @ 104.44(b) 135,850
55,000 Star Holding LLC, 8.75%, 8/1/31, Callable 8/1/27
@ 104.38(b) 51,906
356,906

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Consumer Finance (0.8%):
$ 380,000 Ally Financial, Inc., Series B, 4.70% (H15T5Y) $ 368,507
1,500,000 Ally Financial, Inc., 5.75%, 11/20/25, Callable
10/21/25 @ 100 1,503,410
1,000,000 Ally Financial, Inc., 7.10%, 11/15/27, Callable
10/15/27 @ 100 1,051,237
133,000 Ally Financial, Inc., 5.74% (SOFRINDX), 5/15/29,
Callable 5/15/28 @ 100 135,322
113,000 Ally Financial, Inc., 5.54% (SOFRINDX), 1/17/31,
Callable 1/17/30 @ 100 114,254
220,000 Ally Financial, Inc., 6.65% (H15T5Y), 1/17/40,
Callable 1/17/35 @ 100 215,395
2,253,000 Capital One Financial Corp., 4.50%, 1/30/26,
Callable 11/30/25 @ 100 2,250,233
740,000 Capital One Financial Corp., 4.99% (SOFR), 7/24/26,
Callable 7/24/25 @ 100 740,001
738,000 Capital One Financial Corp., 3.27% (SOFR), 3/1/30,
Callable 3/1/29 @ 100 705,997
250,000 Capital One NA, 5.97% (USISOA05), 8/9/28,
Callable 8/9/23 @ – 255,590
200,000 Encore Capital Group, Inc., 9.25%, 4/1/29, Callable
4/1/26 @ 104.63(b) 213,250
50,000 Navient Corp., 5.00%, 3/15/27, Callable 9/15/26
@ 100 49,625
85,000 Navient Corp., 4.88%, 3/15/28, Callable 6/15/27
@ 100 83,512
45,000 Navient Corp., 5.50%, 3/15/29, Callable 6/15/28
@ 100 43,875
130,000 Navient Corp., 7.88%, 6/15/32, Callable 9/15/31
@ 100 134,875
175,000 OneMain Finance Corp., 3.50%, 1/15/27, Callable
8/2/25 @ 100.88 171,281
95,000 OneMain Finance Corp., 3.88%, 9/15/28, Callable
8/2/25 @ 101.94 90,962
115,000 OneMain Finance Corp., 6.63%, 5/15/29, Callable
11/15/28 @ 100 117,875
250,000 OneMain Finance Corp., 4.00%, 9/15/30, Callable
9/15/25 @ 102 230,625
170,000 OneMain Finance Corp., 7.13%, 9/15/32, Callable
6/15/28 @ 103.56 175,313
80,000 PRA Group, Inc., 8.88%, 1/31/30, Callable 6/1/26
@ 104.44(b) 82,100
80,000 SLM Corp., 6.50%, 1/31/30, Callable 12/31/29 @
100 83,800
1,613,000 Synchrony Financial, 3.95%, 12/1/27, Callable
9/1/27 @ 100 1,583,008
10,400,047
Consumer Staples Distribution & Retail (0.1%):
40,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 3.50%, 3/15/29, Callable 8/2/25
@ 100.88(b) 37,950
90,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 6.25%, 3/15/33, Callable
3/15/28 @ 103.13(b) 92,588
180,000 C&S Group Enterprises LLC, 5.00%, 12/15/28,
Callable 8/2/25 @ 101.25(b) 162,450
120,000 KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution, Inc., 9.00%, 2/15/29,
Callable 2/15/26 @ 104.5(b) 124,050
Principal Amount Value
Corporate Bonds, continued
Consumer Staples Distribution & Retail, continued
$ 125,000 Performance Food Group, Inc., 6.13%, 9/15/32,
Callable 9/15/27 @ 103.06(b) $ 127,500
420,000 US Foods, Inc., 4.63%, 6/1/30, Callable 8/2/25 @
102.31(b) 407,925
80,000 US Foods, Inc., 7.25%, 1/15/32, Callable 9/15/26
@ 103.63(b) 83,800
1,036,263
Containers & Packaging (0.1%):
195,000 Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance plc, 6.00%, 6/15/27,
Callable 8/2/25 @ 101.5(b) 194,542
340,000 Clydesdale Acquisition Holdings, Inc., 6.63%,
4/15/29, Callable 8/2/25 @ 103.31(b) 345,100
80,000 Clydesdale Acquisition Holdings, Inc., 8.75%,
4/15/30, Callable 8/2/25 @ 104.38(b) 81,800
125,000 Clydesdale Acquisition Holdings, Inc., 6.75%,
4/15/32, Callable 4/15/28 @ 103.38(b) 127,656
120,000 Crown Americas LLC, 5.88%, 6/1/33, Callable
6/1/28 @ 102.94(b) 120,450
65,000 Graphic Packaging International LLC, 3.75%, 2/1/30,
Callable 8/1/29 @ 100(b) 60,775
135,000 Graphic Packaging International LLC, 6.38%,
7/15/32, Callable 5/15/27 @ 103.19(b) 137,869
185,000 Sealed Air Corp., 5.00%, 4/15/29, Callable 8/2/25
@ 102.5(b) 182,919
1,251,111
Distributors (0.0%
†
):
150,000 HBC US Holdings LLC, 11.00%, 12/15/29, Callable
12/15/26 @ 105.5^(b) 56,625
Diversified Consumer Services (0.1%):
45,000 Service Corp. International, 5.75%, 10/15/32,
Callable 10/15/27 @ 102.88 45,337
110,000 Sotheby's, 7.38%, 10/15/27, Callable 7/13/25 @
100(b) 108,900
150,000 StoneMor, Inc., 8.50%, 5/15/29, Callable 8/2/25
@ 102.13(b) 138,563
100,000 Wand NewCo. 3, Inc., 7.63%, 1/30/32, Callable
1/30/27 @ 103.81(b) 105,125
245,000 Wayfair LLC, 7.25%, 10/31/29, Callable 10/31/26
@ 103.63(b) 245,000
310,000 Wayfair LLC, 7.75%, 9/15/30, Callable 9/15/27 @
103.88(b) 313,100
956,025
Diversified REITs (0.2%):
130,000 BCPE Ulysses Intermediate, Inc., 7.75%, 4/1/27,
Callable 8/2/25 @ 100(b) 124,800
130,000 BW Real Estate, Inc., 9.50% (H15T5Y)(b) 131,659
189,000 Piedmont Operating Partnership LP, 2.75%, 4/1/32,
Callable 1/1/32 @ 100 154,996
96,000 Store Capital LLC, 4.63%, 3/15/29, Callable
12/15/28 @ 100 94,113
1,277,000 Store Capital LLC, 2.75%, 11/18/30, Callable
8/18/30 @ 100 1,125,179
145,000 Uniti Group, LP/Uniti Group Finance, Inc./CSL
Capital LLC, 10.50%, 2/15/28, Callable 9/15/25 @
105.25(b) 153,700

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Diversified REITs, continued
$ 367,000 Ventas Realty LP, 3.00%, 1/15/30, Callable
10/15/29 @ 100 $ 344,357
66,000 WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29
@ 100 64,120
2,192,924
Diversified Telecommunication Services (0.4%):
1,200,000 AT&T, Inc., 3.80%, 12/1/57, Callable 6/1/57 @ 100 838,218
200,000 AT&T, Inc., 3.65%, 9/15/59, Callable 3/15/59 @
100 133,380
90,000 ATP Tower Holdings/Andean Telecom Partners Chile
SpA/Andean Tower Partners C, 7.88%, 2/3/30,
Callable 2/3/27 @ 103.94(b) 91,125
20,000 Cablevision Lightpath LLC, 3.88%, 9/15/27, Callable
7/13/25 @ 100.97(b) 19,200
15,000 Cablevision Lightpath LLC, 5.63%, 9/15/28, Callable
7/13/25 @ 101.41(b) 14,513
190,000 Cogent Communications Group LLC, 7.00%,
6/15/27, Callable 8/2/25 @ 101.75(b) 190,475
2,643,000 Discovery Communications LLC, 3.63%, 5/15/30,
Callable 2/15/30 @ 100 2,336,100
50,000 Viasat, Inc., 7.50%, 5/30/31, Callable 5/30/26 @
103.75(b) 43,250
222,000 Warnermedia Holdings, Inc., 3.76%, 3/15/27,
Callable 2/15/27 @ 100 215,895
155,000 Warnermedia Holdings, Inc., 4.05%, 3/15/29,
Callable 1/15/29 @ 100 143,956
753,000 Warnermedia Holdings, Inc., 4.28%, 3/15/32,
Callable 12/15/31 @ 100^ 560,044
391,000 Warnermedia Holdings, Inc., 5.05%, 3/15/42,
Callable 9/15/41 @ 100 253,172
743,000 Warnermedia Holdings, Inc., 5.14%, 3/15/52,
Callable 9/15/51 @ 100 457,874
5,297,202
Electric Utilities (0.4%):
200,000 AES Corp. (The), 6.95% (H15T5Y), 7/15/55, Callable
4/15/30 @ 100 195,000
95,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 5.88%, 11/1/29, Callable 8/2/25 @
102.94(b) 93,575
165,000 Cleco Corporate Holdings LLC, 3.38%, 9/15/29,
Callable 6/15/29 @ 100 153,440
54,000 Duquesne Light Holdings, Inc., 2.53%, 10/1/30,
Callable 7/1/30 @ 100(b) 48,475
587,000 Duquesne Light Holdings, Inc., 2.78%, 1/7/32,
Callable 10/7/31 @ 100(b) 506,785
50,000 Edison International, Series B, 5.00% (H15T5Y)^ 43,986
85,000 Edison International, 6.25%, 3/15/30, Callable
2/15/30 @ 100 86,141
90,000 Edison International, 8.13% (H15T5Y), 6/15/53,
Callable 3/15/28 @ 100^ 86,850
90,000 Edison International, 7.88% (H15T5Y), 6/15/54,
Callable 3/15/29 @ 100 85,387
173,000 Exelon Corp., 2.75%, 3/15/27, Callable 2/15/27
@ 100 168,801
1,075,000 Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30
@ 100 1,056,821
210,000 Exelon Corp., 3.35%, 3/15/32, Callable 12/15/31
@ 100 193,171
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 260,000 NRG Energy, Inc., 5.75%, 1/15/28, Callable 7/18/25
@ 100.96 $ 260,650
20,000 NRG Energy, Inc., 3.38%, 2/15/29, Callable 7/13/25
@ 100.84(b) 18,809
40,000 NRG Energy, Inc., 3.63%, 2/15/31, Callable 2/15/26
@ 101.81(b) 36,899
65,000 NRG Energy, Inc., 6.25%, 11/1/34, Callable 11/1/29
@ 103.13(b) 65,975
125,000 PacifiCorp, 7.38% (H15T5Y), 9/15/55, Callable
6/17/30 @ 100 130,000
164,000 PG&E Corp, 7.38% (H15T5Y), 3/15/55, Callable
12/15/29 @ 100 155,800
220,000 PG&E Corp., 5.25%, 7/1/30, Callable 7/13/25 @
102.63 209,550
140,000 Puget Energy, Inc., 4.10%, 6/15/30, Callable
3/15/30 @ 100 134,944
714,000 Puget Energy, Inc., 4.22%, 3/15/32, Callable
12/15/31 @ 100 671,486
385,000 Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable
7/13/25 @ 100(b) 384,519
150,000 Vistra Operations Co. LLC, 7.75%, 10/15/31,
Callable 10/15/26 @ 103.88(b) 159,375
15,000 XPLR Infrastructure Operating Partners, LP, 7.25%,
1/15/29, Callable 10/15/28 @ 100^(b) 15,375
4,961,814
Electrical Equipment (0.0%
†
):
125,000 WESCO Distribution, Inc., 6.38%, 3/15/33, Callable
3/15/28 @ 103.19(b) 128,750
Electronic Equipment, Instruments & Components (0.0%
†
):
190,000 Coherent Corp., 5.00%, 12/15/29, Callable 8/2/25
@ 102.5(b) 185,250
100,000 Insight Enterprises, Inc., 6.63%, 5/15/32, Callable
5/15/27 @ 103.31(b) 102,750
288,000
Energy Equipment & Services (0.0%
†
):
130,000 Nabors Industries, Inc., 7.38%, 5/15/27, Callable
8/2/25 @ 101.84(b) 127,725
95,000 Nabors Industries, Inc., 8.88%, 8/15/31, Callable
8/15/27 @ 104.44^(b) 70,300
140,000 XPLR Infrastructure Operating Partners LP, 8.38%,
1/15/31, Callable 9/15/27 @ 104.19^(b) 149,100
143,000 XPLR Infrastructure Operating Partners LP, 8.63%,
3/15/33, Callable 3/15/28 @ 104.31^(b) 153,368
500,493
Entertainment (0.0%
†
):
200,000 ROBLOX Corp., 3.88%, 5/1/30, Callable 8/2/25 @
101.94(b) 188,250
Financial Services (1.1%):
45,000 Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/1/32,
Callable 7/1/28 @ 103.38(b) 45,619
195,000 Acuris Finance U.S., Inc./Acuris Finance SARL,
5.00%, 5/1/28, Callable 8/2/25 @ 101.25(b) 184,763
160,000 Air Lease Corp., Series C, 4.13% (H15T5Y)^ 155,093
140,000 APH Somerset Investor 2 LLC/APH2 Somerset
Investor 2 LLC/APH3 Somerset Investor 2 LLC,
7.88%, 11/1/29, Callable 11/1/26 @ 103.94(b) 142,450

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Financial Services, continued
$ 45,000 Ascent Resources Utica Holdings LLC/ARU Finance
Corp., 6.63%, 10/15/32, Callable 10/15/27 @
103.31(b) $ 45,562
45,000 Ascent Resources Utica Holdings LLC/ARU Finance
Corp., 6.63%, 7/15/33, Callable 7/15/28 @
103.31(b) 45,450
1,268,000 Athene Global Funding, 5.34%, 1/15/27(b) 1,281,399
573,000 Athene Global Funding, 5.58%, 1/9/29(b) 587,648
888,000 Blackstone Private Credit Fund, 7.05%, 9/29/25 892,864
900,000 Blackstone Private Credit Fund, 7.30%, 11/27/28,
Callable 10/27/28 @ 100 958,029
40,000 Block, Inc., 2.75%, 6/1/26, Callable 5/1/26 @ 100 39,000
40,000 Block, Inc., 3.50%, 6/1/31, Callable 3/1/31 @ 100 36,600
130,000 Boost Newco Borrower LLC, 7.50%, 1/15/31,
Callable 1/15/27 @ 103.75(b) 138,125
45,000 Champions Financing, Inc., 8.75%, 2/15/29, Callable
2/15/26 @ 104.38^(b) 43,200
824,000 Corebridge Financial, Inc., 3.65%, 4/5/27, Callable
3/5/27 @ 100 812,713
339,000 Corebridge Financial, Inc., 3.85%, 4/5/29, Callable
2/5/29 @ 100 332,055
404,000 Corebridge Financial, Inc., 3.90%, 4/5/32, Callable
1/5/32 @ 100 379,108
92,000 Corebridge Financial, Inc., 4.35%, 4/5/42, Callable
10/5/41 @ 100 77,123
271,000 Corebridge Financial, Inc., 4.40%, 4/5/52, Callable
10/5/51 @ 100 216,123
590,000 Equitable Holdings, Inc., 4.57%, 2/15/29, Callable
11/15/28 @ 100(b) 586,734
50,000 HAT Holdings I LLC/HAT Holdings II LLC, 3.38%,
6/15/26, Callable 3/15/26 @ 100(b) 48,812
70,000 HAT Holdings I LLC/HAT Holdings II LLC, 8.00%,
6/15/27, Callable 3/15/27 @ 100(b) 72,712
410,000 Hightower Holding LLC, 6.75%, 4/15/29, Callable
8/2/25 @ 101.69(b) 404,875
1,452,000 Hps Corporate Lending Fund, 5.45%, 1/14/28,
Callable 12/14/27 @ 100 1,456,114
215,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 6.25%, 5/15/26, Callable 8/2/25 @ 100 213,387
455,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100 440,781
270,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 9.00%, 6/15/30, Callable 12/15/29 @ 100 253,125
358,000 Jackson Financial, Inc., 5.17%, 6/8/27, Callable
5/8/27 @ 100 362,243
91,000 Jackson Financial, Inc., 3.13%, 11/23/31, Callable
8/23/31 @ 100 80,567
386,000 Jackson Financial, Inc., 5.67%, 6/8/32, Callable
3/8/32 @ 100 393,473
70,000 Jane Street Group/JSG Finance, Inc., 4.50%,
11/15/29, Callable 8/2/25 @ 102.25(b) 67,725
165,000 Jane Street Group/JSG Finance, Inc., 6.13%,
11/1/32, Callable 11/1/27 @ 103.06(b) 165,825
120,000 Jane Street Group/JSG Finance, Inc., 6.75%,
5/1/33, Callable 5/1/28 @ 103.38(b) 123,300
125,000 Jefferson Capital Holdings LLC, 8.25%, 5/15/30,
Callable 5/15/27 @ 104.13(b) 129,063
Principal Amount Value
Corporate Bonds, continued
Financial Services, continued
$ 40,000 Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 4.75%, 6/15/29, Callable 8/2/25 @
101.19(b) $ 38,850
80,000 Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 7.00%, 7/15/31, Callable 7/15/27
@ 103.5(b) 83,400
105,000 Level 3 Financing, Inc., 3.63%, 1/15/29, Callable
7/13/25 @ 100.91(b) 89,775
55,000 Level 3 Financing, Inc., 3.75%, 7/15/29, Callable
8/2/25 @ 100.94(b) 46,475
70,916 Level 3 Financing, Inc., 11.00%, 11/15/29, Callable
3/22/27 @ 105.5(b) 81,287
220,000 Level 3 Financing, Inc., 4.50%, 4/1/30, Callable
3/22/26 @ 102.13(b) 199,100
200,000 Level 3 Financing, Inc., 3.88%, 10/15/30, Callable
7/13/25 @ 101.81^(b) 173,250
125,000 Level 3 Financing, Inc., 4.00%, 4/15/31, Callable
7/13/25 @ 101.88(b) 107,656
40,000 Level 3 Financing, Inc., 10.00%, 10/15/32, Callable
7/13/25 @ 100(b) 40,400
235,000 Level 3 Financing, Inc., 6.88%, 6/30/33, Callable
6/30/28 @ 103.44(b) 239,113
385,000 MPT Operating Partnership LP/MPT Finance Corp.,
5.00%, 10/15/27, Callable 8/2/25 @ 100.83 355,162
80,000 MPT Operating Partnership LP/MPT Finance Corp.,
3.50%, 3/15/31, Callable 3/15/26 @ 101.75 56,300
110,000 MPT Operating Partnership LP/MPT Finance Corp.,
8.50%, 2/15/32, Callable 2/15/28 @ 104.25(b) 114,400
75,000 PBF Holding Co. LLC/PBF Finance Corp., 9.88%,
3/15/30, Callable 3/15/27 @ 104.94(b) 72,563
85,000 PennyMac Financial Services, Inc., 6.88%, 2/15/33,
Callable 2/15/28 @ 103.44(b) 87,125
35,000 Rfna, LP, 7.88%, 2/15/30, Callable 2/15/27 @
103.94(b) 35,700
115,000 Shift4 Payments LLC/Shift4 Payments Finance Sub,
Inc., 6.75%, 8/15/32, Callable 8/15/27 @ 103.38(b) 119,025
505,000 Sixth Street Lending Partners, 6.13%, 7/15/30,
Callable 6/15/30 @ 100(b) 514,012
212,000 Sun Communities Operating LP, 2.30%, 11/1/28,
Callable 9/1/28 @ 100 197,904
272,000 Sun Communities Operating LP, 2.70%, 7/15/31,
Callable 4/15/31 @ 100 240,467
225,000 Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital
LLC, 6.00%, 1/15/30, Callable 8/2/25 @ 103^(b) 210,094
170,000 UWM Holdings LLC, 6.63%, 2/1/30, Callable 2/1/27
@ 103.31(b) 169,575
80,000 VFH Parent LLC/Valor Co.-Issuer, Inc., 7.50%,
6/15/31, Callable 6/15/27 @ 103.75(b) 83,600
65,000 Walker & Dunlop, Inc., 6.63%, 4/1/33, Callable
4/1/28 @ 103.31(b) 66,787
300,000 WASH Multifamily Acquisition, Inc., 5.75%,
4/15/26, Callable 8/2/25 @ 100(b) 298,875
130,000 WEX, Inc., 6.50%, 3/15/33, Callable 3/15/28 @
103.25(b) 130,488
285,000 Wrangler Holdco Corp., 6.63%, 4/1/32, Callable
4/1/27 @ 103.31(b) 295,687
15,358,730

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Food Products (0.3%):
$ 110,000 Goat Holdco LLC, 6.75%, 2/1/32, Callable 2/1/28
@ 103.38(b) $ 111,787
154,000 JBS USA Food Co., 3.63%, 1/15/32, Callable
1/15/27 @ 101.81(b) 138,374
230,000 Lamb Weston Holdings, Inc., 4.38%, 1/31/32,
Callable 1/31/27 @ 102.19(b) 214,762
538,000 Mars, Inc., 4.80%, 3/1/30, Callable 2/1/30 @ 100(b) 544,832
404,000 Mars, Inc., 5.00%, 3/1/32, Callable 1/1/32 @ 100(b) 409,018
336,000 Mars, Inc., 5.20%, 3/1/35, Callable 12/1/34 @
100(b) 339,756
326,000 Mars, Inc., 5.65%, 5/1/45, Callable 11/1/44 @
100(b) 325,738
651,000 Mars, Inc., 5.70%, 5/1/55, Callable 11/1/54 @
100(b) 647,611
69,000 Post Holdings, Inc., 4.50%, 9/15/31, Callable
9/15/26 @ 102.25(b) 63,825
335,000 Post Holdings, Inc., 6.38%, 3/1/33, Callable 9/1/27
@ 103.19(b) 338,350
105,000 Post Holdings, Inc., 6.25%, 10/15/34, Callable
10/15/29 @ 103.13(b) 105,525
125,000 Quikrete Holdings, Inc., 6.38%, 3/1/32, Callable
3/1/28 @ 103.19(b) 128,125
3,367,703
Ground Transportation (0.0%
†
):
85,000 Avis Budget Car Rental LLC/Avis Budget Finance,
Inc., 8.38%, 6/15/32, Callable 6/15/28 @ 104.19(b) 88,825
120,000 Genesee & Wyoming, Inc., 6.25%, 4/15/32, Callable
4/15/27 @ 103.13(b) 122,400
150,000 XPO, Inc., 7.13%, 2/1/32, Callable 2/1/27 @
103.56(b) 156,750
367,975
Health Care Equipment & Supplies (0.0%
†
):
125,000 DaVita, Inc., 6.75%, 7/15/33, Callable 7/15/28 @
103.38(b) 129,063
35,000 Insulet Corp., 6.50%, 4/1/33, Callable 4/1/28 @
103.25(b) 36,225
340,000 Medline Borrower LP, 3.88%, 4/1/29, Callable
8/2/25 @ 101.94(b) 325,550
80,000 Sotera Health Holdings LLC, 7.38%, 6/1/31, Callable
6/1/27 @ 103.69(b) 83,000
573,838
Health Care Providers & Services (0.8%):
45,000 180 Medical, Inc., 3.88%, 10/15/29, Callable
7/13/25 @ 101.94(b) 42,592
65,000 Acadia Healthcare Co., Inc., 7.38%, 3/15/33,
Callable 3/15/28 @ 103.69(b) 66,788
95,000 AdaptHealth LLC, 5.13%, 3/1/30, Callable 7/13/25
@ 102.56(b) 89,537
1,365,000 Centene Corp., 4.25%, 12/15/27, Callable 7/18/25
@ 100.71 1,338,909
1,325,000 Centene Corp., 2.45%, 7/15/28, Callable 5/15/28
@ 100 1,228,948
410,000 Centene Corp., 4.63%, 12/15/29, Callable 8/2/25
@ 102.31 396,214
245,000 Centene Corp., 3.38%, 2/15/30, Callable 7/18/25
@ 101.69 223,985
610,000 Centene Corp., 2.63%, 8/1/31, Callable 5/1/31 @
100 521,538
Principal Amount Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 80,000 CHS/Community Health Systems, Inc., 6.00%,
1/15/29, Callable 7/18/25 @ 101.5(b) $ 76,600
270,000 CHS/Community Health Systems, Inc., 6.13%,
4/1/30, Callable 8/2/25 @ 103.06(b) 199,800
150,000 CHS/Community Health Systems, Inc., 5.25%,
5/15/30, Callable 8/2/25 @ 102.63(b) 132,375
735,000 CHS/Community Health Systems, Inc., 4.75%,
2/15/31, Callable 2/15/26 @ 102.38(b) 624,750
343,000 CVS Health Corp., 5.00%, 1/30/29, Callable
12/30/28 @ 100 347,849
140,000 CVS Health Corp., 5.25%, 1/30/31, Callable
11/30/30 @ 100 142,849
580,000 CVS Health Corp., 6.75% (H15T5Y), 12/10/54,
Callable 9/10/34 @ 100 577,882
315,000 DaVita, Inc., 4.63%, 6/1/30, Callable 8/2/25 @
102.31(b) 301,612
534,000 HCA, Inc., 5.63%, 9/1/28, Callable 3/1/28 @ 100 549,155
503,000 HCA, Inc., 5.88%, 2/1/29, Callable 8/1/28 @ 100 521,161
510,000 HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100 481,277
99,000 HCA, Inc., 3.63%, 3/15/32, Callable 12/15/31 @
100 90,899
314,000 Humana, Inc., 3.70%, 3/23/29, Callable 2/23/29
@ 100 304,485
190,000 IQVIA, Inc., 6.25%, 6/1/32, Callable 6/1/28 @
103.13(b) 194,513
50,000 LifePoint Health, Inc., 10.00%, 6/1/32, Callable
6/1/27 @ 105(b) 51,250
120,000 Medline Borrower LP/Medline Co-Issuer, Inc.,
6.25%, 4/1/29, Callable 4/1/26 @ 103.13(b) 123,000
15,000 ModivCare, Inc., 5.00%, 10/1/29, Callable 8/2/25
@ 102.5(b) 450
170,000 Molina Healthcare, Inc., 3.88%, 5/15/32, Callable
2/15/32 @ 100(b) 153,850
205,000 Organon & Co./Organon Foreign Debt Co-Issuer BV,
4.13%, 4/30/28, Callable 8/2/25 @ 101.03(b) 196,800
50,000 Owens & Minor, Inc., 4.50%, 3/31/29, Callable
8/2/25 @ 101.13(b) 44,687
70,000 Owens & Minor, Inc., 6.63%, 4/1/30, Callable
8/2/25 @ 103.31^(b) 65,275
85,000 Prime Healthcare Services, Inc., 9.38%, 9/1/29,
Callable 9/1/26 @ 104.69(b) 84,363
45,000 Radiology Partners, Inc., 8.50%, 7/15/32, Callable
7/15/28 @ 104.25(b) 45,000
115,000 Sally Holdings LLC/Sally Capital, Inc., 6.75%,
3/1/32, Callable 3/1/27 @ 103.38^ 118,019
115,000 Select Medical Corp., 6.25%, 12/1/32, Callable
12/1/27 @ 103.13^(b) 115,287
45,000 Surgery Center Holdings, Inc., 7.25%, 4/15/32,
Callable 4/15/27 @ 103.63(b) 45,731
310,000 Tenet Healthcare Corp., 6.13%, 10/1/28, Callable
8/2/25 @ 101.53 310,388
175,000 Tenet Healthcare Corp., 4.25%, 6/1/29, Callable
7/18/25 @ 101.06 169,313
140,000 Tenet Healthcare Corp., 4.38%, 1/15/30, Callable
8/2/25 @ 102.19 135,100
117,000 Toledo Hospital (The), Series B, 5.33%, 11/15/28 116,415
205,000 US Acute Care Solutions LLC, 9.75%, 5/15/29,
Callable 5/15/26 @ 104.88(b) 211,150
10,439,796

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Health Care REITs (0.3%):
$ 45,000 CTR Partnership LP/CareTrust Capital Corp., 3.88%,
6/30/28, Callable 3/30/28 @ 100(b) $ 42,975
66,000 Healthcare Realty Holdings LP, 3.50%, 8/1/26,
Callable 5/1/26 @ 100 65,077
63,000 Healthcare Realty Holdings LP, 3.10%, 2/15/30,
Callable 11/15/29 @ 100 58,206
2,482,000 Omega Healthcare Investors, Inc., 3.63%, 10/1/29,
Callable 7/1/29 @ 100 2,346,997
105,000 Omega Healthcare Investors, Inc., 3.38%, 2/1/31,
Callable 11/1/30 @ 100 96,159
150,000 Omega Healthcare Investors, Inc., 3.25%, 4/15/33,
Callable 1/15/33 @ 100 128,712
1,214,000 Sabra Health Care LP, 3.20%, 12/1/31, Callable
9/1/31 @ 100 1,080,460
3,818,586
Hotels, Restaurants & Leisure (0.2%):
106,000 Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable
7/8/25 @ 100(b) 106,000
145,000 Caesars Entertainment, Inc., 4.63%, 10/15/29,
Callable 7/13/25 @ 102.31(b) 137,931
185,000 Caesars Entertainment, Inc., 6.50%, 2/15/32,
Callable 2/15/27 @ 103.25(b) 188,931
30,000 ClubCorp Holdings, Inc., 8.50%, 9/15/25, Callable
7/20/25 @ 100(b) 29,963
310,000 Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co., Inc., 6.75%, 1/15/30, Callable 8/2/25
@ 103.38(b) 285,200
80,000 Hilton Domestic Operating Co., Inc., 5.88%, 4/1/29,
Callable 4/1/26 @ 102.94(b) 81,700
370,000 Hilton Domestic Operating Co., Inc., 5.88%,
3/15/33, Callable 3/15/28 @ 102.94(b) 376,937
40,000 Hilton Grand Vacations Borrower LLC/Hilton Grand
Vacations Borrower, Inc., 5.00%, 6/1/29, Callable
8/2/25 @ 101.25(b) 38,350
140,000 Hilton Grand Vacations Borrower LLC/Hilton Grand
Vacations Borrower, Inc., 6.63%, 1/15/32, Callable
1/15/27 @ 103.31(b) 141,925
45,000 LFS Topco LLC, 8.75%, 7/15/30, Callable 7/15/27
@ 104.38(b) 44,156
135,000 Life Time, Inc., 6.00%, 11/15/31, Callable 11/15/27
@ 103(b) 136,688
110,000 Mohegan Tribal Gaming Authority/MS Digital
Entertainment Holdings LLC, 8.25%, 4/15/30,
Callable 4/15/27 @ 104.13(b) 113,300
85,000 Mohegan Tribal Gaming Authority/MS Digital
Entertainment Holdings LLC, 11.88%, 4/15/31,
Callable 4/15/27 @ 105.94(b) 89,038
450,000 Yum! Brands, Inc., 3.63%, 3/15/31, Callable
12/15/30 @ 100 414,000
2,184,119
Household Durables (0.1%):
70,000 Ashton Woods USA LLC/Ashton Woods Finance Co.,
4.63%, 4/1/30, Callable 8/2/25 @ 102.31(b) 65,975
95,000 Beazer Homes USA, Inc., 7.50%, 3/15/31, Callable
3/15/27 @ 103.75(b) 96,069
100,000 Century Communities, Inc., 3.88%, 8/15/29,
Callable 2/15/29 @ 100(b) 92,500
Principal Amount Value
Corporate Bonds, continued
Household Durables, continued
$ 100,000 LGI Homes, Inc., 8.75%, 12/15/28, Callable
12/15/25 @ 104.38(b) $ 104,000
165,000 LGI Homes, Inc., 7.00%, 11/15/32, Callable
11/15/27 @ 103.5(b) 155,925
50,000 New Home Co., Inc. (The), 8.50%, 11/1/30, Callable
11/1/27 @ 104.25(b) 50,937
140,000 Newell Brands, Inc., 8.50%, 6/1/28, Callable 3/1/28
@ 100(b) 147,175
115,000 Newell Brands, Inc., 6.38%, 5/15/30, Callable
2/15/30 @ 100 111,550
90,000 Newell Brands, Inc., 6.63%, 5/15/32, Callable
2/15/32 @ 100 85,950
160,000 Newell Brands, Inc., 6.88%, 4/1/36, Callable
10/1/35 @ 100 150,800
130,000 Somnigroup International, Inc., 3.88%, 10/15/31,
Callable 10/15/26 @ 101.94(b) 117,650
165,000 TopBuild Corp., 4.13%, 2/15/32, Callable 10/15/26
@ 102.06(b) 152,625
160,000 Whirlpool Corp., 6.13%, 6/15/30, Callable 3/15/30
@ 100 161,400
170,000 Whirlpool Corp., 6.50%, 6/15/33, Callable 3/15/33
@ 100 170,637
10,000 Whirlpool Corp., 5.75%, 3/1/34, Callable 12/1/33
@ 100 9,695
1,672,888
Independent Power and Renewable Electricity Producers
(0.1%):
1,412,000 AES Corp. (The), 3.95%, 7/15/30, Callable 4/15/30
@ 100(b) 1,342,309
218,000 AES Corp. (The), 2.45%, 1/15/31, Callable 10/15/30
@ 100 190,503
30,000 Clearway Energy Operating LLC, 4.75%, 3/15/28,
Callable 7/13/25 @ 101.19(b) 29,588
145,000 Clearway Energy Operating LLC, 3.75%, 1/15/32,
Callable 1/15/27 @ 101.88(b) 129,775
105,000 Lightning Power LLC, 7.25%, 8/15/32, Callable
8/15/27 @ 103.63(b) 110,512
230,000 Sunnova Energy Corp., 5.88%, 9/1/26, Callable
8/2/25 @ 101.47(b)(d) 3,450
1,806,137
Industrial Conglomerates (0.0%
†
):
290,000 Brand Industrial Services, Inc., 10.38%, 8/1/30,
Callable 8/1/26 @ 105.19(b) 266,437
95,000 Enpro, Inc., 6.13%, 6/1/33, Callable 6/1/28 @
103.06(b) 96,900
75,000 Global Partners LP/GLP Finance Corp., 8.25%,
1/15/32, Callable 1/15/27 @ 104.13(b) 78,844
442,181
Industrial REITs (0.0%
†
):
55,000 Connect Finco SARL/Connect US Finco LLC, 9.00%,
9/15/29, Callable 9/15/26 @ 104.5(b) 55,206
Insurance (0.2%):
375,000 Acrisure LLC/Acrisure Finance, Inc., 6.00%, 8/1/29,
Callable 8/2/25 @ 101.5(b) 365,625
70,000 AmWINS Group, Inc., 4.88%, 6/30/29, Callable
8/2/25 @ 101.22(b) 67,812
436,000 Pacific LifeCorp, 5.13%, 1/30/43(b) 402,877

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Insurance, continued
$ 120,000 Station Casinos LLC, 6.63%, 3/15/32, Callable
3/15/27 @ 103.31(b) $ 122,250
949,000 Unum Group, 5.75%, 8/15/42 917,543
210,000 Western-Southern Global Funding, 4.90%, 5/1/30(b) 211,847
2,087,954
Interactive Media & Services (0.0%
†
):
85,000 Snap, Inc., 6.88%, 3/1/33, Callable 3/1/28 @
103.44(b) 87,125
IT Services (0.1%):
85,000 Amentum Holdings, Inc., 7.25%, 8/1/32, Callable
8/1/27 @ 103.63(b) 87,125
260,000 Block, Inc., 6.50%, 5/15/32, Callable 5/15/27 @
103.25 267,475
170,000 CoreWeave, Inc., 9.25%, 6/1/30, Callable 6/1/27
@ 104.63(b) 173,825
67,000 Paychex, Inc., 5.10%, 4/15/30, Callable 3/15/30
@ 100 68,623
94,000 Paychex, Inc., 5.35%, 4/15/32, Callable 2/15/32
@ 100 96,436
210,000 Western Digital Corp., 4.75%, 2/15/26, Callable
11/15/25 @ 100 209,475
902,959
Leisure Products (0.0%
†
):
80,000 Amer Sports Co., 6.75%, 2/16/31, Callable 2/16/27
@ 103.38(b) 83,100
160,000 CEC Entertainment LLC, 6.75%, 5/1/26, Callable
8/2/25 @ 100(b) 158,800
110,000 Fiesta Purchaser, Inc., 7.88%, 3/1/31, Callable
3/1/27 @ 103.94(b) 116,463
65,000 Fiesta Purchaser, Inc., 9.63%, 9/15/32, Callable
9/15/27 @ 104.81(b) 68,737
427,100
Life Sciences Tools & Services (0.0%
†
):
15,000 Charles River Laboratories International, Inc.,
4.25%, 5/1/28, Callable 7/18/25 @ 100.71(b) 14,475
Machinery (0.0%
†
):
45,000 New Flyer Holdings, Inc., 9.25%, 7/1/30, Callable
7/1/27 @ 104.63(b) 47,363
Media (0.8%):
120,000 Advantage Sales & Marketing, Inc., 6.50%,
11/15/28, Callable 7/13/25 @ 101.63(b) 93,300
560,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.50%, 8/15/30, Callable 8/2/25 @ 102.25(b) 532,700
250,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.50%, 5/1/32, Callable 5/1/26 @ 102.25 231,875
346,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.91%, 7/23/25 345,959
405,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 6.10%, 6/1/29,
Callable 5/1/29 @ 100 422,868
95,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 2.30%, 2/1/32,
Callable 11/1/31 @ 100 79,864
813,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.40%, 4/1/33,
Callable 1/1/33 @ 100 763,915
Principal Amount Value
Corporate Bonds, continued
Media, continued
$ 279,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 6.55%, 6/1/34,
Callable 3/1/34 @ 100 $ 296,776
1,256,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.38%, 5/1/47,
Callable 11/1/46 @ 100 1,088,083
809,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.80%, 3/1/50,
Callable 9/1/49 @ 100 644,707
1,064,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.50%, 4/1/63,
Callable 10/1/62 @ 100 899,016
95,000 Clear Channel Outdoor Holdings, Inc., 7.75%,
4/15/28, Callable 8/2/25 @ 101.94(b) 89,775
135,000 Clear Channel Outdoor Holdings, Inc., 7.50%,
6/1/29, Callable 8/2/25 @ 101.88^(b) 124,200
80,000 Clear Channel Outdoor Holdings, Inc., 7.88%,
4/1/30, Callable 10/1/26 @ 103.94(b) 82,400
45,000 CMG Media Corp., 8.88%, 6/18/29, Callable
11/1/25 @ 104.44(b) 42,300
395,000 CSC Holdings LLC, 4.13%, 12/1/30, Callable 12/1/25
@ 102.06(b) 277,488
415,000 CSC Holdings LLC, 4.63%, 12/1/30, Callable 12/1/25
@ 102.31(b) 192,975
195,000 CSC Holdings LLC, 3.38%, 2/15/31, Callable 2/15/26
@ 101.69(b) 133,575
25,000 Discovery Communications LLC, 4.13%, 5/15/29,
Callable 2/15/29 @ 100 23,162
65,000 DISH DBS Corp., 7.38%, 7/1/28, Callable 7/13/25
@ 100 46,962
255,000 DISH DBS Corp., 5.13%, 6/1/29 170,213
70,000 Dotdash Meredith, Inc., 7.63%, 6/15/32, Callable
6/15/28 @ 103.81(b) 67,900
605,801 EchoStar Corp., 6.75%, 11/30/30, Callable 11/30/26
@ 102 554,308
1,620,000 Time Warner Cable LLC, 6.55%, 5/1/37 1,665,639
280,000 Time Warner Cable LLC, 7.30%, 7/1/38 304,760
69,000 Time Warner Cable LLC, 5.50%, 9/1/41, Callable
3/1/41 @ 100 62,509
115,000 Uniti Group LP / Uniti Group Finance 2019 Inc / CSL
Capital LLC, 8.63%, 6/15/32, Callable 6/15/28 @
104.31(b) 116,294
250,000 Uniti Group LP/Uniti Group Finance, Inc./CSL Capital
LLC, 6.50%, 2/15/29, Callable 7/13/25 @ 101.63(b) 241,250
180,000 Univision Communications, Inc., 8.00%, 8/15/28,
Callable 8/15/25 @ 104(b) 182,250
135,000 Univision Communications, Inc., 4.50%, 5/1/29,
Callable 8/2/25 @ 101.13(b) 122,512
360,000 Univision Communications, Inc., 8.50%, 7/31/31,
Callable 7/31/27 @ 104.25(b) 360,000
10,259,535
Metals & Mining (0.1%):
45,000 ATI, Inc., 5.13%, 10/1/31, Callable 10/1/26 @
102.56 43,931
45,000 Cleveland-Cliffs, Inc., 4.63%, 3/1/29, Callable 8/2/25
@ 101.16(b) 41,456
60,000 Cleveland-Cliffs, Inc., 6.88%, 11/1/29, Callable
11/1/26 @ 103.44(b) 58,950

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Metals & Mining, continued
$ 45,000 Cleveland-Cliffs, Inc., 4.88%, 3/1/31, Callable 3/1/26
@ 102.44(b) $ 38,475
35,000 Cleveland-Cliffs, Inc., 7.00%, 3/15/32, Callable
3/15/27 @ 103.5(b) 32,900
60,000 Cleveland-Cliffs, Inc., 7.38%, 5/1/33, Callable 5/1/28
@ 103.69(b) 56,325
60,000 Commercial Metals Co., 4.13%, 1/15/30, Callable
7/13/25 @ 102.06 57,225
60,000 Commercial Metals Co., 4.38%, 3/15/32, Callable
3/15/27 @ 102.19 55,050
25,000 Novelis Corp., 3.25%, 11/15/26, Callable 8/2/25 @
100.81(b) 24,594
220,000 Novelis Corp., 3.88%, 8/15/31, Callable 8/15/26 @
101.94(b) 197,450
606,356
Mortgage Real Estate Investment Trusts (REITs) (0.1%):
115,000 PennyMac Financial Services, Inc., 6.88%, 5/15/32,
Callable 5/15/28 @ 103.44(b) 117,156
75,000 Rithm Capital Corp., 8.00%, 4/1/29, Callable 4/1/26
@ 104(b) 75,750
35,000 Rithm Capital Corp., 8.00%, 7/15/30, Callable
7/15/27 @ 104(b) 35,044
300,000 Rocket Cos., Inc., 6.13%, 8/1/30, Callable 8/1/27
@ 103.06(b) 304,875
300,000 Rocket Cos., Inc., 6.38%, 8/1/33, Callable 8/1/28
@ 103.19(b) 306,375
120,000 Starwood Property Trust, Inc., 6.50%, 7/1/30,
Callable 1/1/30 @ 100(b) 123,600
165,000 Starwood Property Trust, Inc., 6.50%, 10/15/30,
Callable 4/15/30 @ 100(b) 170,156
1,132,956
Multi-Utilities (0.1%):
1,100,000 NiSource, Inc., 2.95%, 9/1/29, Callable 6/1/29 @
100 1,035,115
1,000,000 NiSource, Inc., 5.25%, 2/15/43, Callable 8/15/42
@ 100 933,327
1,968,442
Office REITs (0.0%
†
):
400,000 Hudson Pacific Properties LP, 4.65%, 4/1/29,
Callable 1/1/29 @ 100^ 359,000
72,000 Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26
@ 100 69,950
428,950
Oil, Gas & Consumable Fuels (1.9%):
85,000 Alpha Generation LLC, 6.75%, 10/15/32, Callable
10/15/27 @ 103.38(b) 87,444
85,000 Archrock Partners LP/Archrock Partners Finance
Corp., 6.63%, 9/1/32, Callable 9/1/27 @ 103.31(b) 86,488
255,000 California Resources Corp., 8.25%, 6/15/29, Callable
6/15/26 @ 104.13(b) 261,056
120,000 Calumet Specialty Products Partners LP/Calumet
Finance Corp., 8.13%, 1/15/27, Callable 8/2/25 @
102.03(b) 118,800
165,000 Calumet Specialty Products Partners LP/Calumet
Finance Corp., 9.75%, 7/15/28, Callable 7/15/25
@ 104.88(b) 163,350
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 190,000 CITGO Petroleum Corp., 6.38%, 6/15/26, Callable
8/2/25 @ 100(b) $ 189,762
125,000 CITGO Petroleum Corp., 8.38%, 1/15/29, Callable
10/15/25 @ 104.19(b) 130,000
145,000 CNX Midstream Partners LP, 4.75%, 4/15/30,
Callable 8/2/25 @ 102.38(b) 136,300
20,000 CNX Resources Corp., 6.00%, 1/15/29, Callable
8/2/25 @ 103(b) 20,000
165,000 CNX Resources Corp., 7.25%, 3/1/32, Callable
3/1/27 @ 103.63(b) 170,569
114,000 Columbia Pipelines Operating Co. LLC, 5.93%,
8/15/30, Callable 6/15/30 @ 100(b) 120,328
309,000 Columbia Pipelines Operating Co. LLC, 6.04%,
11/15/33, Callable 8/15/33 @ 100(b) 323,566
92,000 Columbia Pipelines Operating Co. LLC, 6.50%,
8/15/43, Callable 2/15/43 @ 100(b) 94,951
166,000 Columbia Pipelines Operating Co. LLC, 6.54%,
11/15/53, Callable 5/15/53 @ 100(b) 170,416
99,000 Columbia Pipelines Operating Co. LLC, 6.71%,
8/15/63, Callable 2/15/63 @ 100(b) 104,142
185,000 Comstock Resources, Inc., 6.75%, 3/1/29, Callable
7/18/25 @ 102.25(b) 184,306
80,000 Comstock Resources, Inc., 5.88%, 1/15/30, Callable
8/2/25 @ 102.94(b) 77,700
250,000 CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%,
12/15/33, Callable 12/15/28 @ 103.75(b) 270,625
20,000 CVR Energy, Inc., 5.75%, 2/15/28, Callable 7/18/25
@ 100.96(b) 19,100
155,000 CVR Energy, Inc., 8.50%, 1/15/29, Callable 1/15/26
@ 104.25(b) 154,419
2,500,000 DCP Midstream Operating LP, 5.63%, 7/15/27,
Callable 4/15/27 @ 100 2,555,830
321,000 DCP Midstream Operating LP, 5.13%, 5/15/29,
Callable 2/15/29 @ 100 325,172
110,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 7.13%, 6/1/28, Callable 8/2/25 @ 101.78(b) 110,275
275,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 8.63%, 3/15/29, Callable 3/15/26 @
104.31(b) 284,625
60,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 7.38%, 6/30/33, Callable 6/30/28 @
103.69(b) 59,720
1,000,000 Emera US Finance LP, 3.55%, 6/15/26, Callable
3/15/26 @ 100 988,355
255,000 Energy Transfer LP, Series G, 7.13% (H15T5Y) 261,240
2,229,000 Energy Transfer LP, 4.95%, 6/15/28, Callable
3/15/28 @ 100 2,262,386
106,000 Energy Transfer LP, 5.25%, 4/15/29, Callable
1/15/29 @ 100 108,557
109,000 Energy Transfer LP, 3.75%, 5/15/30, Callable
2/15/30 @ 100 104,372
90,000 Energy Transfer LP, 7.38%, 2/1/31, Callable 2/1/26
@ 103.69(b) 94,270
128,000 Energy Transfer LP, Series 20Y, 5.80%, 6/15/38,
Callable 12/15/37 @ 100 127,864
83,000 Energy Transfer LP, 6.00%, 6/15/48, Callable
12/15/47 @ 100 79,463
73,000 Energy Transfer LP, 6.25%, 4/15/49, Callable
10/15/48 @ 100 71,820

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 1,908,000 Energy Transfer LP, 5.00%, 5/15/50, Callable
11/15/49 @ 100 $ 1,584,590
85,000 Excelerate Energy, LP, 8.00%, 5/15/30, Callable
5/15/27 @ 104(b) 89,356
35,000 Global Partners LP/GLP Finance Corp., 7.13%,
7/1/33, Callable 7/1/28 @ 103.56(b) 35,525
135,000 Gran Tierra Energy, Inc., 9.50%, 10/15/29, Callable
10/15/26 @ 104.75(b) 102,938
150,000 Harvest Midstream I LP, 7.50%, 5/15/32, Callable
5/15/27 @ 103.75(b) 158,250
650,000 Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100 648,261
71,000 Hess Corp., 7.30%, 8/15/31 80,467
50,000 Hess Corp., 7.13%, 3/15/33 56,525
2,002,000 Hess Corp., 5.60%, 2/15/41 1,985,477
1,166,000 Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100 1,153,946
170,000 Hess Midstream Operations LP, 5.13%, 6/15/28,
Callable 8/2/25 @ 100.85(b) 168,725
85,000 Howard Midstream Energy Partners LLC, 7.38%,
7/15/32, Callable 7/15/27 @ 103.69(b) 89,038
210,000 Kinetik Holdings LP, 6.63%, 12/15/28, Callable
12/15/25 @ 103.31(b) 214,463
85,000 Kinetik Holdings LP, 5.88%, 6/15/30, Callable
8/2/25 @ 102.94(b) 85,531
135,000 Kosmos Energy, Ltd., 7.13%, 4/4/26, Callable
7/13/25 @ 100(b) 129,938
80,000 Kosmos Energy, Ltd., 7.75%, 5/1/27, Callable
7/13/25 @ 101.94(b) 71,100
278,000 Mesquite Energy, Inc., 7.25%(d) 2,780
110,000 Moss Creek Resources Holdings, Inc., 8.25%,
9/1/31, Callable 9/1/27 @ 104.13(b) 106,975
722,000 MPLX LP, 4.95%, 9/1/32, Callable 6/1/32 @ 100 715,431
40,000 New Fortress Energy, Inc., 6.50%, 9/30/26, Callable
8/2/25 @ 100(b) 22,200
226,617 NFE Financing LLC, 12.00%, 11/15/29, Callable
11/15/26 @ 106(b) 102,827
45,000 Northern Oil & Gas, Inc., 8.75%, 6/15/31, Callable
6/15/26 @ 104.38(b) 46,238
779,000 Occidental Petroleum Corp., 7.50%, 5/1/31 857,874
78,000 Occidental Petroleum Corp., 6.45%, 9/15/36 79,365
410,000 Occidental Petroleum Corp., 6.60%, 3/15/46,
Callable 9/15/45 @ 100 403,850
197,000 ONEOK, Inc., 4.25%, 9/24/27, Callable 8/24/27
@ 100 196,641
206,000 ONEOK, Inc., 4.40%, 10/15/29, Callable 9/15/29
@ 100 204,218
401,000 ONEOK, Inc., 4.75%, 10/15/31, Callable 8/15/31
@ 100 396,805
180,000 PBF Holding Co. LLC/PBF Finance Corp., 6.00%,
2/15/28, Callable 8/2/25 @ 100 171,225
115,000 PBF Holding Co. LLC/PBF Finance Corp., 7.88%,
9/15/30, Callable 9/15/26 @ 103.94(b) 102,062
55,000 Permian Resources Operating LLC, 5.88%, 7/1/29,
Callable 8/2/25 @ 101.47(b) 55,206
145,000 Permian Resources Operating LLC, 7.00%, 1/15/32,
Callable 1/15/27 @ 103.5(b) 149,894
225,000 Plains All American Pipeline LP, Series B, 8.70%
(TSFR3M) 227,555
85,000 Prairie Acquiror, LP, 9.00%, 8/1/29, Callable 2/1/26
@ 104.5(b) 88,400
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 335,000 Sabine Pass Liquefaction LLC, 4.50%, 5/15/30,
Callable 11/15/29 @ 100 $ 333,997
5,000 Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27,
Callable 8/2/25 @ 100 4,994
152,000 Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28,
Callable 8/2/25 @ 100.98 152,000
270,000 Sunoco LP/Sunoco Finance Corp., 4.50%, 5/15/29,
Callable 7/18/25 @ 101.5 261,225
360,000 Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp, 6.00%, 12/31/30, Callable 12/31/25
@ 103(b) 351,900
180,000 Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp, 6.00%, 9/1/31, Callable 9/1/26 @
103(b) 175,275
50,000 Talos Production, Inc., 9.00%, 2/1/29, Callable
2/1/26 @ 104.5(b) 51,000
45,000 Talos Production, Inc., 9.38%, 2/1/31, Callable
2/1/27 @ 104.69(b) 45,788
257,000 Targa Resources Corp., 4.90%, 9/15/30, Callable
8/15/30 @ 100 259,264
619,000 Targa Resources Corp., 5.65%, 2/15/36, Callable
11/15/35 @ 100 624,267
43,000 Transcontinental Gas Pipe Line Co. LLC, 3.25%,
5/15/30, Callable 2/15/30 @ 100 40,461
60,000 TransMontaigne Partners LLC, 8.50%, 6/15/30,
Callable 3/15/27 @ 104.25(b) 62,250
170,000 USA Compression Partners LP/USA Compression
Finance Corp., 6.88%, 9/1/27, Callable 8/2/25 @
101.72 170,000
380,000 Venture Global Calcasieu Pass LLC, 3.88%, 8/15/29,
Callable 2/15/29 @ 100(b) 357,200
85,000 Venture Global Plaquemines LNG LLC, 7.50%,
5/1/33, Callable 12/1/32 @ 100(b) 90,738
135,000 Venture Global Plaquemines LNG LLC, 6.75%,
1/15/36, Callable 7/15/35 @ 100(b) 135,000
127,000 Western Midstream Operating LP, 4.65%, 7/1/26,
Callable 4/1/26 @ 100 126,707
1,000,000 Western Midstream Operating LP, 4.50%, 3/1/28,
Callable 12/1/27 @ 100 992,676
66,000 Western Midstream Operating LP, 4.75%, 8/15/28,
Callable 5/15/28 @ 100 65,936
755,000 Williams Cos., Inc. (The), 4.65%, 8/15/32, Callable
5/15/32 @ 100 717,621
171,000 Williams Cos., Inc. (The), 5.30%, 8/15/52, Callable
2/15/52 @ 100 155,264
26,074,510
Passenger Airlines (0.1%):
80,000 American Airlines, Inc., 7.25%, 2/15/28, Callable
8/2/25 @ 103.63^(b) 81,400
95,000 American Airlines, Inc., 8.50%, 5/15/29, Callable
11/15/25 @ 104.25^(b) 99,513
135,000 JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%,
9/20/31, Callable 8/27/27 @ 104.94(b) 131,288
80,000 OneSky Flight LLC, 8.88%, 12/15/29, Callable
12/15/26 @ 104.44(b) 83,100
290,000 VistaJet Malta Finance plc/Vista Management
Holding, Inc., 7.88%, 5/1/27, Callable 8/2/25 @
101.97^(b) 290,875

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Passenger Airlines, continued
$ 145,000 VistaJet Malta Finance plc/Vista Management
Holding, Inc., 6.38%, 2/1/30, Callable 8/2/25 @
103.19^(b) $ 136,675
822,851
Pharmaceuticals (0.1%):
140,000 Bausch Health Americas, Inc., 9.25%, 4/1/26,
Callable 8/2/25 @ 100(b) 138,950
25,000 Bausch Health Americas, Inc., 8.50%, 1/31/27,
Callable 8/2/25 @ 100(b) 23,750
1,000,000 Bayer US Finance II LLC, 4.25%, 12/15/25, Callable
10/15/25 @ 100(b) 996,994
76,000 Elanco Animal Health, Inc., 6.65%, 8/28/28, Callable
5/28/28 @ 100 79,137
175,000 Organon & Co./Organon Foreign Debt Co-Issuer BV,
5.13%, 4/30/31, Callable 4/30/26 @ 102.56(b) 151,813
20,000 Organon & Co./Organon Foreign Debt Co-Issuer BV,
7.88%, 5/15/34, Callable 5/15/29 @ 103.94(b) 18,000
45,000 Organon & Co./Organon Foreign Debt Co-Issuer BV,
6.75%, 5/15/34, Callable 5/15/29 @ 103.38(b) 43,031
1,451,675
Professional Services (0.0%
†
):
60,000 ASGN, Inc., 4.63%, 5/15/28, Callable 8/2/25 @
100(b) 58,275
150,000 CACI International, Inc., 6.38%, 6/15/33, Callable
6/15/28 @ 103.19(b) 154,500
73,000 Paychex, Inc., 5.60%, 4/15/35, Callable 1/15/35
@ 100 75,391
80,000 TriNet Group, Inc., 7.13%, 8/15/31, Callable
8/15/26 @ 103.56(b) 83,300
371,466
Real Estate Management & Development (0.3%):
371,000 American Homes 4 Rent LP, 3.63%, 4/15/32,
Callable 1/15/32 @ 100 342,174
110,400 Anywhere Real Estate Group LLC/Anywhere Co.-
Issuer Corp., 7.00%, 4/15/30, Callable 7/18/25 @
102.63^(b) 102,948
52,000 Anywhere Real Estate Group LLC/Realogy Co.-
Issuer Corp., 5.75%, 1/15/29, Callable 7/18/25 @
101.44(b) 45,370
105,000 Anywhere Real Estate Group LLC/Realogy Co.-
Issuer Corp., 9.75%, 4/15/30, Callable 4/15/27 @
104.88(b) 106,706
1,265,000 Brandywine Operating Partnership LP, 3.95%,
11/15/27, Callable 8/15/27 @ 100 1,227,228
719,000 Brandywine Operating Partnership LP, 8.30%,
3/15/28, Callable 2/15/28 @ 100 769,211
62,000 Brandywine Operating Partnership LP, 4.55%,
10/1/29, Callable 7/1/29 @ 100 58,280
210,000 CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31
@ 100 185,919
68,000 COPT Defense Properties LP, 2.25%, 3/15/26,
Callable 2/15/26 @ 100 66,598
68,000 COPT Defense Properties LP, 2.00%, 1/15/29,
Callable 11/15/28 @ 100 61,757
93,000 COPT Defense Properties LP, 2.75%, 4/15/31,
Callable 1/15/31 @ 100 82,261
130,000 Forestar Group, Inc., 6.50%, 3/15/33, Callable
3/15/28 @ 103.25(b) 130,975
Principal Amount Value
Corporate Bonds, continued
Real Estate Management & Development, continued
$ 140,000 Howard Hughes Corp. (The), 4.38%, 2/1/31,
Callable 2/1/26 @ 102.19(b) $ 129,150
550,000 Invitation Homes Operating Partnership LP, 4.15%,
4/15/32, Callable 1/15/32 @ 100 521,197
115,000 Kennedy-Wilson, Inc., 4.75%, 2/1/30, Callable
8/2/25 @ 102.38 105,369
300,000 Pine Street Trust II, 5.57%, 2/15/49, Callable
8/15/48 @ 100(b) 273,823
85,000 RHP Hotel Properties LP/RHP Finance Corp., 6.50%,
6/15/33, Callable 6/15/28 @ 103.25(b) 87,231
4,296,197
Retail REITs (0.4%):
15,000 Kite Realty Group Trust, 4.75%, 9/15/30, Callable
6/15/30 @ 100 14,950
2,200,000 Tanger Properties LP, 3.13%, 9/1/26, Callable
6/1/26 @ 100 2,163,742
581,000 Tanger Properties LP, 2.75%, 9/1/31, Callable
6/1/31 @ 100 509,661
731,000 VICI Properties LP, 4.75%, 2/15/28, Callable
1/15/28 @ 100 732,837
1,082,000 VICI Properties LP, 4.95%, 2/15/30, Callable
12/15/29 @ 100 1,084,961
249,000 VICI Properties LP, 5.13%, 5/15/32, Callable
2/15/32 @ 100 247,548
4,753,699
Semiconductors & Semiconductor Equipment (0.3%):
65,000 Broadcom, Inc., 1.95%, 2/15/28, Callable 12/15/27
@ 100(b) 61,226
2,830,000 Broadcom, Inc., 2.45%, 2/15/31, Callable 11/15/30
@ 100(b) 2,529,709
564,000 Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32
@ 100(b) 479,371
184,000 Broadcom, Inc., 3.42%, 4/15/33, Callable 1/15/33
@ 100(b) 166,609
200,000 Entegris, Inc., 4.38%, 4/15/28, Callable 7/13/25
@ 100(b) 194,500
50,000 ON Semiconductor Corp., 3.88%, 9/1/28, Callable
8/2/25 @ 100.97(b) 48,125
3,479,540
Software (0.1%):
790,000 Cloud Software Group, Inc., 6.50%, 3/31/29,
Callable 9/30/25 @ 103.25(b) 793,950
255,000 Fair Isaac Corp., 6.00%, 5/15/33, Callable 5/15/28
@ 103(b) 257,231
105,000 Gen Digital, Inc., 6.25%, 4/1/33, Callable 4/1/28 @
103.13(b) 107,887
85,000 Helios Software Holdings, Inc. / ION Corporate
Solutions Finance Sarl, 8.75%, 5/1/29, Callable
5/1/26 @ 104.38(b) 87,125
345,000 Neptune Bidco US, Inc., 9.29%, 4/15/29, Callable
10/15/25 @ 104.65(b) 333,788
81,000 UKG, Inc., 6.88%, 2/1/31, Callable 2/1/27 @
103.44(b) 83,734
1,663,715
Specialized REITs (0.0%
†
):
97,000 SBA Tower Trust, 1.88%, 1/15/26, Callable 8/2/25
@ 100(b) 95,432

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Specialized REITs, continued
$ 74,000 SBA Tower Trust, 2.33%, 1/15/28, Callable 7/15/26
@ 100(b) $ 69,975
99,000 VICI Properties LP, 5.75%, 4/1/34, Callable 1/1/34
@ 100 101,133
126,000 VICI Properties, LP, 4.75%, 4/1/28, Callable 3/1/28
@ 100 126,636
393,176
Specialty Retail (0.2%):
65,000 At Home Group, Inc., 4.88%, 7/15/28, Callable
8/2/25 @ 100.81(b) 6,175
32,000 AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30
@ 100 31,779
1,229,000 AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30
@ 100 1,203,207
150,000 Carvana Co., 5.88%, 10/1/28, Callable 7/13/25 @
102.94(b) 144,750
160,000 Carvana Co., 4.88%, 9/1/29, Callable 9/1/25 @
101.22(b) 145,200
125,000 Carvana Co., 10.25%, 5/1/30, Callable 5/1/27 @
105.13(b) 134,375
100,000 GrubHub Holdings, Inc., 5.50%, 7/1/27, Callable
7/13/25 @ 100(b) 97,000
1,138,000 Lowe's Cos., Inc., 4.45%, 4/1/62, Callable 10/1/61
@ 100 881,794
140,000 Staples, Inc., 10.75%, 9/1/29, Callable 9/1/26 @
105.38(b) 133,350
165,000 Staples, Inc., 12.75%, 1/15/30, Callable 6/15/27
@ 106.38(b) 109,312
170,000 Toucan FinCo., Ltd./Toucan FinCo. Can, Inc./Toucan
FinCo. US LLC, 9.50%, 5/15/30, Callable 5/15/27
@ 104.75(b) 173,188
220,000 Valvoline, Inc., 3.63%, 6/15/31, Callable 6/15/26
@ 101.81(b) 198,825
90,000 ZF North America Capital, Inc., 6.88%, 4/14/28,
Callable 3/14/28 @ 100(b) 90,000
3,348,955
Technology Hardware, Storage & Peripherals (0.0%
†
):
380,000 CommScope LLC, 4.75%, 9/1/29, Callable 8/2/25
@ 102.38(b) 370,500
87,000 Dell International LLC/EMC Corp., 6.20%, 7/15/30,
Callable 4/15/30 @ 100 92,967
463,467
Textiles, Apparel & Luxury Goods (0.0%
†
):
100,000 Wolverine World Wide, Inc., 4.00%, 8/15/29,
Callable 8/2/25 @ 102(b) 88,750
Tobacco (0.0%
†
):
294,000 Altria Group, Inc., 4.25%, 8/9/42 238,571
191,000 Altria Group, Inc., 4.50%, 5/2/43 158,714
72,000 Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48
@ 100 71,399
468,684
Trading Companies & Distributors (0.2%):
2,465,000 Air Lease Corp., 3.38%, 7/1/25 2,464,889
30,000 Foundation Building Materials, Inc., 6.00%, 3/1/29,
Callable 8/2/25 @ 101.5(b) 27,487
95,000 FTAI Aviation Investors LLC, 7.88%, 12/1/30,
Callable 12/1/26 @ 103.94(b) 100,700
Principal Amount Value
Corporate Bonds, continued
Trading Companies & Distributors, continued
$ 60,000 FTAI Aviation Investors LLC, 7.00%, 6/15/32,
Callable 6/15/27 @ 103.5(b) $ 61,950
170,000 Herc Holdings, Inc., 7.00%, 6/15/30, Callable
6/15/27 @ 103.5(b) 177,438
120,000 Herc Holdings, Inc., 7.25%, 6/15/33, Callable
6/15/28 @ 103.63(b) 125,700
125,000 QXO Building Products, Inc., 6.75%, 4/30/32,
Callable 4/30/28 @ 103.38(b) 128,594
195,000 United Rentals North America, Inc., 6.13%,
3/15/34, Callable 3/15/29 @ 103.06(b) 200,362
3,287,120
Transportation Infrastructure (0.0%
†
):
70,000 Rockies Express Pipeline LLC, 6.75%, 3/15/33,
Callable 3/15/28 @ 103.38(b) 72,800
Total Corporate Bonds (Cost $203,096,480) 194,161,512
Yankee Debt Obligations (3.6%):
Aerospace & Defense (0.0%
†
):
400,000 Bombardier, Inc., 6.00%, 2/15/28, Callable 8/2/25
@ 101.5(b) 401,500
75,000 Bombardier, Inc., 6.75%, 6/15/33, Callable 6/15/28
@ 103.38(b) 77,625
479,125
Air Freight & Logistics (0.0%
†
):
75,000 Azorra Finance, Ltd., 7.75%, 4/15/30, Callable
10/15/26 @ 103.88(b) 77,906
Automobiles (0.0%
†
):
100,000 Aston Martin Capital Holdings, Ltd., 10.00%,
3/31/29, Callable 3/15/26 @ 105(b) 95,000
Banks (0.6%):
2,377,000 Barclays PLC, 5.09% (US0003M), 6/20/30, Callable
6/20/29 @ 100 2,383,986
778,000 BNP Paribas SA, 5.79% (SOFR), 1/13/33, Callable
1/13/32 @ 100(b) 808,147
200,000 BNP Paribas SA, 7.45% (H15T5Y), 12/31/99,
Callable 6/27/35 @ 100(b) 201,250
200,000 Commonwealth Bank of Australia, 3.61% (H15T5Y),
9/12/34, Callable 9/12/29 @ 100(b) 189,441
200,000 HSBC Holdings PLC, 7.05% (H15T5Y), 12/31/99,
Callable 6/5/30 @ 100 202,250
3,069,000 Intesa Sanpaolo SpA, 5.71%, 1/15/26(b) 3,074,279
531,000 Societe Generale SA, 5.50% (H15T1Y), 4/13/29,
Callable 4/13/28 @ 100(b) 540,292
186,000 Westpac Banking Corp., 4.11% (H15T5Y), 7/24/34,
Callable 7/24/29 @ 100 180,241
7,579,886
Biotechnology (0.0%
†
):
60,000 Grifols SA, 4.75%, 10/15/28, Callable 8/2/25 @
102.38(b) 56,925
Capital Markets (0.1%):
190,000 C&W Senior Finance, Ltd., 9.00%, 1/15/33, Callable
1/15/28 @ 104.5(b) 194,275
235,000 Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27,
Callable 3/1/26 @ 104.38(b) 240,581
70,000 Herens Holdco Sarl, 4.75%, 5/15/28, Callable 8/2/25
@ 101.88(b) 62,501

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Yankee Debt Obligations, continued
Capital Markets, continued
$ 774,000 UBS Group AG, 1.49% (H15T1Y), 8/10/27, Callable
8/10/26 @ 100(b) $ 748,705
314,000 UBS Group AG, 4.19% (SOFR), 4/1/31, Callable
4/1/30 @ 100(b) 307,170
1,553,232
Chemicals (0.0%
†
):
150,000 Axalta Coating Systems Dutch Holding B B.V.,
7.25%, 2/15/31, Callable 11/15/26 @ 103.63(b) 158,250
60,000 INEOS Quattro Finance 2 PLC, 9.63%, 3/15/29,
Callable 11/15/25 @ 104.81(b) 60,927
175,000 Methanex Corp., 5.25%, 12/15/29, Callable 9/15/29
@ 100 172,375
391,552
Commercial Services & Supplies (0.0%
†
):
85,000 GFL Environmental, Inc., 6.75%, 1/15/31, Callable
1/15/27 @ 103.38(b) 88,825
Consumer Staples Distribution & Retail (0.2%):
1,380,000 JBS USA Holding Lux Sarl/JBS USA Food Co./JBS
Lux Co. Sarl, 2.50%, 1/15/27, Callable 12/15/26
@ 100 1,342,413
475,000 JBS USA Holding Lux Sarl/JBS USA Food Co./JBS
Lux Co. Sarl, 5.13%, 2/1/28, Callable 1/1/28 @ – 485,677
58,000 JBS USA Holding Lux Sarl/JBS USA Food Co./JBS
Lux Co. Sarl, 5.50%, 1/15/30, Callable 4/14/25 @ – 59,595
1,375,000 JBS USA Holding Lux Sarl/JBS USA Food Co./JBS
Lux Co. Sarl, 3.00%, 5/15/32, Callable 2/15/32
@ 100 1,201,579
3,089,264
Containers & Packaging (0.0%
†
):
15,000 Intelligent Packaging, Ltd. Finco, Inc./Intelligent
Packaging, Ltd. Co.-Issuer LLC, 6.00%, 9/15/28 15,000
Diversified Telecommunication Services (0.2%):
170,000 Altice France Holding SA, 6.00%, 2/15/28, Callable
8/2/25 @ 100(b) 59,500
520,000 Altice France SA, 5.13%, 7/15/29, Callable 8/2/25
@ 101.28(b) 429,650
345,000 Altice France SA, 5.50%, 10/15/29, Callable 8/2/25
@ 102.75(b) 285,919
85,000 Axian Telecom, 7.38%, 2/16/27, Callable 7/11/25
@ 101.84(b) 86,565
130,000 Axian Telecom Holding & Management plc, 7.25%,
7/11/30, Callable 7/11/27 @ 103.63(b) 129,187
85,000 IHS Holding, Ltd., 5.63%, 11/29/26, Callable 8/2/25
@ 101.41(b) 83,417
200,000 IHS Holding, Ltd., 7.88%, 5/29/30, Callable
11/29/26 @ 103.94(b) 198,750
160,000 Intelsat Jackson Holdings SA, 6.50%, 3/15/30,
Callable 7/13/25 @ 102(b) 162,720
215,000 Liquid Telecommunications Financing plc, 5.50%,
9/4/26, Callable 8/2/25 @ 100(b) 182,750
43,000 TELUS Corp., 7.00% (H15T5Y), 10/15/55, Callable
7/15/35 @ 100 43,376
87,000 TELUS Corp., 6.63% (H15T5Y), 10/15/55, Callable
7/15/30 @ 100 87,544
500,000 Vmed O2 UK Financing I PLC, 4.25%, 1/31/31,
Callable 1/31/26 @ 102.13(b) 456,153
2,205,531
Principal Amount Value
Yankee Debt Obligations, continued
Electric Utilities (0.0%
†
):
$ 150,000 EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime
Energia SpA, 5.38%, 12/30/30, Callable 12/30/25
@ 102.69^(b) $ 133,688
Electrical Equipment (0.0%
†
):
425,000 Sensata Technologies BV, 4.00%, 4/15/29, Callable
8/2/25 @ 101(b) 404,813
Energy Equipment & Services (0.1%):
50,000 Nabors Industries, Ltd., 7.50%, 1/15/28, Callable
8/2/25 @ 101.88^(b) 44,250
85,000 TGS ASA, 8.50%, 1/15/30, Callable 1/15/27 @
104.25(b) 87,656
120,000 Valaris, Ltd., 8.38%, 4/30/30, Callable 4/30/26 @
104.19(b) 122,850
205,000 Vallourec SACA, 7.50%, 4/15/32, Callable 4/15/27
@ 103.75(b) 215,250
200,000 Viridien, 10.00%, 10/15/30, Callable 4/15/27 @
105(b) 196,500
666,506
Entertainment (0.0%
†
):
200,000 Flutter Treasury DAC, 5.88%, 6/4/31, Callable
4/15/27 @ 102.94(b) 201,930
Financial Services (0.6%):
315,000 1261229 BC, Ltd., 10.00%, 4/15/32, Callable
4/15/28 @ 105(b) 317,756
151,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 6.50%, 7/15/25 151,029
163,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100 162,409
503,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 2.45%, 10/29/26, Callable 9/29/26 @ 100 490,030
3,068,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 6.45%, 4/15/27, Callable 3/15/27 @ 100 3,167,710
527,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 3.00%, 10/29/28, Callable 8/29/28 @ 100 501,500
200,000 Albion Financing 1 SARL/Aggreko Holdings, Inc.,
7.00%, 5/21/30, Callable 5/21/27 @ 103.5(b) 204,500
359,000 Altice Financing SA, 5.75%, 8/15/29, Callable
8/2/25 @ 102.88(b) 262,519
845,000 Avolon Holdings Funding, Ltd., 6.38%, 5/4/28,
Callable 4/4/28 @ 100(b) 875,190
55,000 Avolon Holdings Funding, Ltd., 5.15%, 1/15/30,
Callable 12/15/29 @ 100(b) 55,358
301,000 Avolon Holdings Funding, Ltd., 5.38%, 5/30/30,
Callable 4/30/30 @ 100(b) 306,016
200,000 Belron UK Finance PLC, 5.75%, 10/15/29, Callable
10/15/26 @ 102.88(b) 200,750
150,000 GGAM Finance, Ltd., 7.75%, 5/15/26, Callable
11/15/25 @ 100(b) 151,145
170,000 GGAM Finance, Ltd., 8.00%, 2/15/27, Callable
8/15/26 @ 100(b) 174,937
125,000 GGAM Finance, Ltd., 6.88%, 4/15/29, Callable
4/15/26 @ 103.44(b) 128,750
170,000 GGAM Finance, Ltd., 5.88%, 3/15/30, Callable
9/15/26 @ 102.94(b) 170,425
280,000 HTA Group, Ltd., 7.50%, 6/4/29, Callable 6/4/26
@ 103.75(b) 286,650

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Yankee Debt Obligations, continued
Financial Services, continued
$ 40,000 Macquarie Airfinance Holdings, Ltd., 6.40%,
3/26/29, Callable 2/26/29 @ 100(b) $ 41,724
120,000 Macquarie Airfinance Holdings, Ltd., 8.13%,
3/30/29, Callable 9/30/25 @ 104.06(b) 125,623
285,000 Sable International Finance, Ltd., 7.13%, 10/15/32,
Callable 10/15/27 @ 103.56(b) 283,931
85,000 Sigma Holdco BV, 7.88%, 5/15/26, Callable 7/13/25
@ 100(b) 84,575
85,000 TrueNoord Capital DAC, 8.75%, 3/1/30, Callable
3/1/27 @ 104.38(b) 87,975
230,000 VTR Finance NV, 6.38%, 7/15/28, Callable 8/2/25
@ 100(b) 219,937
8,450,439
Hotels, Restaurants & Leisure (0.1%):
155,000 1011778 BC ULC/New Red Finance, Inc., 6.13%,
6/15/29, Callable 6/15/26 @ 103.06(b) 159,069
335,000 1011778 BC ULC/New Red Finance, Inc., 4.00%,
10/15/30, Callable 10/15/25 @ 102(b) 311,131
85,000 Carnival Corp., 5.75%, 3/15/30, Callable 12/15/29
@ 100(b) 86,169
170,000 Carnival Corp., 5.88%, 6/15/31, Callable 3/15/31
@ 100(b) 172,550
115,000 Royal Caribbean Cruises, Ltd., 5.63%, 9/30/31,
Callable 9/30/27 @ 102.81(b) 115,862
390,000 Royal Caribbean Cruises, Ltd., 6.00%, 2/1/33,
Callable 8/1/27 @ 103(b) 397,293
150,000 Viking Cruises, Ltd., 9.13%, 7/15/31, Callable
7/15/26 @ 104.56(b) 161,250
1,403,324
Independent Power and Renewable Electricity Producers
(0.0%
†
):
185,000 California Buyer, Ltd./Atlantica Sustainable
Infrastructure plc, 6.38%, 2/15/32, Callable
11/15/27 @ 103.19(b) 184,075
85,000 South Bow Canadian Infrastructure Holdings, Ltd.,
7.50% (H15T5Y), 3/1/55, Callable 12/1/34 @ 100(b) 87,763
271,838
Insurance (0.0%
†
):
200,000 Swiss Re Finance Luxembourg SA, 5.00%
(H15T5Y), 4/2/49, Callable 4/2/29 @ 100(b) 200,218
IT Services (0.0%
†
):
170,000 Iliad Holding Sasu, 7.00%, 4/15/32, Callable 12/1/27
@ 103.5(b) 173,400
75,000 Seagate Data Storage Technology Pte, Ltd., 5.88%,
7/15/30, Callable 6/1/27 @ 102.94(b) 76,031
249,431
Media (0.0%
†
):
45,000 Ziggo BV, 4.88%, 1/15/30, Callable 8/2/25 @
102.44(b) 41,768
Metals & Mining (0.2%):
45,000 Alcoa Nederland Holding BV, 4.13%, 3/31/29,
Callable 7/17/25 @ 101.03(b) 42,604
45,000 Alcoa Nederland Holding BV, 7.13%, 3/15/31,
Callable 3/15/27 @ 103.56(b) 47,009
255,000 Alumina Pty, Ltd., 6.38%, 9/15/32, Callable 3/15/28
@ 103.19(b) 258,825
Principal Amount Value
Yankee Debt Obligations, continued
Metals & Mining, continued
$ 105,000 Capstone Copper Corp., 6.75%, 3/31/33, Callable
3/31/28 @ 103.38(b) $ 107,100
35,000 Champion Iron Canada, Inc., 7.88%, 7/15/32,
Callable 7/15/28 @ 103.94(b) 35,394
175,000 ERO Copper Corp., 6.50%, 2/15/30, Callable 8/2/25
@ 103.25(b) 174,125
142,000 First Quantum Minerals, Ltd., 6.88%, 10/15/27,
Callable 7/13/25 @ 101.72(b) 142,178
285,000 First Quantum Minerals, Ltd., 8.00%, 3/1/33,
Callable 3/1/28 @ 104(b) 292,125
200,000 Ivanhoe Mines, Ltd., 7.88%, 1/23/30, Callable
1/23/27 @ 103.94(b) 199,500
130,000 Mineral Resources, Ltd., 8.13%, 5/1/27, Callable
8/2/25 @ 100(b) 129,675
85,000 Mineral Resources, Ltd., 8.00%, 11/1/27, Callable
8/2/25 @ 104(b) 85,212
110,000 Mineral Resources, Ltd., 9.25%, 10/1/28, Callable
10/1/25 @ 104.63(b) 112,475
130,000 Mineral Resources, Ltd., 8.50%, 5/1/30, Callable
8/2/25 @ 104.25(b) 128,862
140,000 Samarco Mineracao SA, 9.50%, 6/30/31, Callable
7/18/25 @ 100(b) 137,725
130,000 Volcan Cia Minera SAA, 8.75%, 1/24/30, Callable
9/10/26 @ 103(b) 129,350
2,022,159
Oil, Gas & Consumable Fuels (0.9%):
110,000 Baytex Energy Corp., 7.38%, 3/15/32, Callable
3/15/27 @ 103.69(b) 104,500
305,000 Canacol Energy, Ltd., 5.75%, 11/24/28, Callable
8/2/25 @ 102.88(b) 108,275
110,000 Consolidated Energy Finance SA, 5.63%, 10/15/28,
Callable 8/2/25 @ 102.81(b) 94,462
150,000 Consolidated Energy Finance SA, 12.00%, 2/15/31,
Callable 2/15/27 @ 106^(b) 146,438
440,000 eG Global Finance PLC, 12.00%, 11/30/28, Callable
5/30/26 @ 106(b) 486,412
105,000 Energean Israel Finance, Ltd., 4.88%, 3/30/26,
Callable 12/30/25 @ 100(b) 103,556
90,000 Energean Israel Finance, Ltd., 5.38%, 3/30/28,
Callable 9/30/27 @ 100(b) 85,725
130,000 Energean PLC, 6.50%, 4/30/27, Callable 8/2/25 @
101.63(b) 127,400
400,000 Golar LNG, Ltd., 7.75%, 9/19/29, Callable 9/19/27
@ 103.1(b) 402,480
185,000 Parkland Corp., 6.63%, 8/15/32, Callable 8/15/27
@ 103.31(b) 188,469
2,500,000 Petroleos Mexicanos, 4.50%, 1/23/26 2,462,500
155,000 Petroleos Mexicanos, 6.50%, 3/13/27 153,838
151,000 Petroleos Mexicanos, 6.84%, 1/23/30, Callable
10/23/29 @ 100 145,337
4,920,000 Petroleos Mexicanos, 5.95%, 1/28/31, Callable
10/28/30 @ 100 4,464,900
625,000 Petroleos Mexicanos, 6.70%, 2/16/32, Callable
11/16/31 @ 100 579,687
2,228,000 Petroleos Mexicanos, 6.75%, 9/21/47 1,615,300
600,000 Petroleos Mexicanos, 6.35%, 2/12/48 416,250
336,000 Petroleos Mexicanos, 6.95%, 1/28/60, Callable
7/28/59 @ 100 241,080

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Yankee Debt Obligations, continued
Oil, Gas & Consumable Fuels, continued
$ 205,000 Seadrill Finance, Ltd., 8.38%, 8/1/30, Callable
8/1/26 @ 104.19(b) $ 207,306
81,538 Transocean Aquila, Ltd., 8.00%, 9/30/28, Callable
9/30/25 @ 104(b) 82,354
184,000 Transocean, Inc., 8.75%, 2/15/30, Callable 2/15/26
@ 104.38(b) 188,600
245,000 Tullow Oil PLC, 10.25%, 5/15/26, Callable 8/2/25
@ 100(b) 212,538
200,000 Yinson Bergenia Production BV, 8.50%, 1/31/45,
Callable 1/31/43 @ 100(b) 202,458
49,559 Yinson Boronia Production BV, 8.95%, 7/31/42,
Callable 7/31/40 @ 100(b) 52,471
12,872,336
Paper & Forest Products (0.0%
†
):
90,000 Ahlstrom Holding 3 Oy, 4.88%, 2/4/28, Callable
8/2/25 @ 101.22(b) 85,198
Pharmaceuticals (0.1%):
35,000 Bausch Health Cos, Inc., 5.25%, 1/30/30, Callable
7/18/25 @ 102.63(b) 22,050
85,000 Bausch Health Cos., Inc., 4.88%, 6/1/28, Callable
8/2/25 @ 101.22(b) 71,400
217,000 Bausch Health Cos., Inc., 11.00%, 9/30/28(b) 213,745
34,000 Teva Pharmaceutical Finance III BV, 3.15%, 10/1/26 33,193
285,000 Teva Pharmaceutical Finance III BV, 6.00%,
12/1/32, Callable 9/1/32 @ 100 290,700
285,000 Teva Pharmaceutical Finance IV BV, 5.75%,
12/1/30, Callable 9/1/30 @ 100 288,562
919,650
Software (0.0%
†
):
150,000 ION Trading Technologies Sarl, 5.75%, 5/15/28,
Callable 8/2/25 @ 101.44(b) 144,821
60,000 Open Text Corp., 3.88%, 2/15/28, Callable 8/2/25
@ 100(b) 58,200
175,000 Open Text Corp., 3.88%, 12/1/29, Callable 8/2/25
@ 101.94(b) 164,937
367,958
Sovereign Bond (0.4%):
770,000 Colombia Government International Bond, 7.38%,
4/25/30, Callable 3/25/30 @ 100^ 797,632
790,000 Colombia Government International Bond, 8.50%,
4/25/35, Callable 1/25/35 @ 100 823,161
3,150,000 Dominican Republic International Bond, 6.00%,
7/19/28(b) 3,205,125
200,000 Saudi Government International Bond, 3.25%,
10/22/30(b) 187,294
200,000 Saudi Government International Bond, 4.50%,
4/22/60(b) 155,037
5,168,249
Technology Hardware, Storage & Peripherals (0.0%
†
):
75,000 Seagate HDD Cayman, 8.25%, 12/15/29, Callable
7/15/26 @ 104.13 80,063
Trading Companies & Distributors (0.0%
†
):
130,000 Aircastle, Ltd., 5.25% (H15T5Y)(b) 129,025
Transportation Infrastructure (0.0%
†
):
100,000 Phoenix Aviation Capital, Ltd., 9.25%, 7/15/30,
Callable 7/15/27 @ 104.63(b) 103,500
Principal Amount Value
Yankee Debt Obligations, continued
Transportation Infrastructure, continued
$ 45,000 Seaspan Corp., 5.50%, 8/1/29, Callable 8/4/25 @
101.38(b) $ 42,131
145,631
Wireless Telecommunication Services (0.1%):
170,000 LCPR Senior Secured Financing DAC, 5.13%,
7/15/29, Callable 8/2/25 @ 101.28(b) 98,600
450,000 Millicom International Cellular SA, 6.25%, 3/25/29,
Callable 7/13/25 @ 102.08(b) 451,125
220,000 Millicom International Cellular SA, 4.50%, 4/27/31,
Callable 4/27/26 @ 102.25(b) 200,475
750,200
Total Yankee Debt Obligations (Cost $51,724,923) 50,196,670
U.S. Government Agency Mortgages (11.7%):
Federal National Mortgage Association (5.1%):
18,156 2.50%, 5/1/31, Pool #BC0919 17,553
24,703 2.50%, 8/1/31, Pool #BC2778 23,882
17,878 2.50%, 10/1/31, Pool #AS8010 17,188
130,369 2.50%, 1/1/32, Pool #BE3032 125,976
21,501 2.50%, 9/1/32, Pool #MA3124 20,687
10,759 3.00%, 3/1/33, Pool #BM4614 10,472
438,963 2.00%, 10/1/35, Pool #BK5705 405,453
13,036 1.50%, 11/1/35, Pool #MA4178 11,738
12,720 1.50%, 11/1/35, Pool #FM4368 11,452
22,159 1.50%, 12/1/35, Pool #MA4205 19,953
13,203 1.50%, 12/1/35, Pool #FM4701 11,886
414,231 1.50%, 1/1/36, Pool #MA4228 372,995
144,425 1.50%, 2/1/36, Pool #FM6507 128,669
18,203 1.50%, 2/1/36, Pool #FM5367 16,213
20,266 1.50%, 2/1/36, Pool #MA4260 18,053
24,489 1.50%, 3/1/36, Pool #BR4700 21,813
14,902 1.50%, 3/1/36, Pool #FM6804 13,275
25,093 1.50%, 3/1/36, Pool #MA4278 22,351
25,278 1.50%, 4/1/36, Pool #FM6100 22,513
187,105 1.50%, 4/1/36, Pool #MA4302 166,665
209,207 6.00%, 5/1/36, Pool #745512 218,879
26,501 1.50%, 5/1/36, Pool #BR1069 23,608
15,387 1.50%, 5/1/36, Pool #MA4328 13,706
26,626 1.50%, 6/1/36, Pool #MA4359 23,718
265,775 2.00%, 6/1/36, Pool #BP3507 243,566
27,603 1.50%, 6/1/36, Pool #BR2059 24,591
18,968 1.50%, 7/1/36, Pool #MA4382 16,896
27,766 1.50%, 8/1/36, Pool #MA4402 24,704
40,338 2.50%, 9/1/36, Pool #MA4419 37,833
28,787 1.50%, 9/1/36, Pool #MA4417 25,641
1,563,584 2.50%, 11/1/36, Pool #CB2246 1,466,018
373,046 4.50%, 5/1/39, Pool #FM1194 376,400
32,546 2.50%, 3/1/40, Pool #FM2646 29,425
24,230 2.50%, 5/1/40, Pool #MA4016 21,906
140,470 2.00%, 10/1/40, Pool #FM4644 120,294
42,266 1.50%, 11/1/40, Pool #MA4175 35,090
129,874 2.50%, 11/1/40, Pool #FM9485 113,085
739,526 2.00%, 11/1/40, Pool #MA4176 643,432
50,465 2.00%, 12/1/40, Pool #FM5042 42,630
8,810 3.50%, 12/1/40, Pool #AH1556 8,172
42,497 1.50%, 12/1/40, Pool #MA4202 35,281
15,093 2.00%, 12/1/40, Pool #MA4204 13,132
44,474 1.50%, 1/1/41, Pool #MA4231 36,923
105,125 2.50%, 2/1/41, Pool #MA4269 93,818

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 45,523 1.50%, 2/1/41, Pool #MA4266 $ 37,393
16,065 2.00%, 2/1/41, Pool #MA4268 13,687
16,450 2.00%, 3/1/41, Pool #MA4287 13,954
46,476 1.50%, 3/1/41, Pool #MA4286 38,173
98,676 2.50%, 4/1/41, Pool #MA4312 88,059
166,920 2.00%, 4/1/41, Pool #CB0116 144,479
41,175 2.50%, 5/1/41, Pool #CB0469 35,950
122,500 2.00%, 6/1/41, Pool #FM7891 106,030
17,625 2.00%, 6/1/41, Pool #MA4364 14,959
114,704 2.00%, 7/1/41, Pool #FM8066 97,296
67,946 2.50%, 7/1/41, Pool #CB2014 60,634
252,970 2.00%, 7/1/41, Pool #CB1071 214,951
146,469 2.50%, 7/1/41, Pool #CB1076 127,889
164,118 2.00%, 7/1/41, Pool #CB1069 137,762
243,377 2.50%, 8/1/41, Pool #CB1342 212,502
17,959 2.00%, 8/1/41, Pool #FM8410 15,232
217,454 2.00%, 8/1/41, Pool #FM8393 184,456
156,860 2.00%, 8/1/41, Pool #FM8334 133,052
113,673 2.00%, 9/1/41, Pool #FM8862 96,419
120,685 2.50%, 9/1/41, Pool #FM8850 107,666
139,671 2.50%, 10/1/41, Pool #CB1842 121,944
241,315 2.00%, 10/1/41, Pool #FM9396 204,652
17,926 2.00%, 10/1/41, Pool #MA4446 15,207
67,302 2.00%, 10/1/41, Pool #BQ6615 57,086
266,390 2.00%, 11/1/41, Pool #FS0106 226,283
146,846 2.50%, 11/1/41, Pool #FM9558 131,038
94,716 2.50%, 11/1/41, Pool #MA4475 84,527
307,222 2.00%, 11/1/41, Pool #BQ6743 260,570
68,551 2.00%, 11/1/41, Pool #BU6530 58,149
213,091 2.00%, 11/1/41, Pool #CB2110 181,054
181,804 2.00%, 12/1/41, Pool #BU7091 154,207
3,895,271 2.00%, 5/1/42, Pool #FS4603 3,378,446
329,051 4.50%, 9/1/42, Pool #MA4766 323,731
24,387 4.00%, 10/1/43, Pool #BM1167 23,664
201,686 4.50%, 3/1/44, Pool #AV0957 198,689
124,552 4.50%, 7/1/44, Pool #AS3062 122,724
100,955 4.50%, 12/1/44, Pool #AS4176 99,578
59,916 4.00%, 5/1/45, Pool #AZ1207 57,283
34,407 4.00%, 6/1/45, Pool #AY8126 33,067
103,378 4.00%, 6/1/45, Pool #AY8096 98,836
17,896 4.00%, 12/1/45, Pool #AS6352 17,136
6,604 4.50%, 1/1/46, Pool #AY3890 6,424
46,615 4.00%, 2/1/46, Pool #BC1578 44,179
46,681 4.50%, 3/1/46, Pool #BM4548 46,497
2,162 4.50%, 3/1/46, Pool #BC0287 2,145
175,294 4.00%, 4/1/46, Pool #AL8468 167,983
17,041 4.00%, 4/1/46, Pool #AS7024 16,385
67,009 3.00%, 5/1/46, Pool #BC0887 60,436
14,458 4.50%, 6/1/46, Pool #BD1238 14,342
135,596 4.00%, 6/1/46, Pool #AL9282 128,519
65,774 4.00%, 7/1/46, Pool #BC1443 63,112
78,123 4.00%, 9/1/46, Pool #BC2843 74,962
24,406 4.00%, 9/1/46, Pool #BD1489 23,132
36,972 4.50%, 10/1/46, Pool #BE1671 36,015
71,796 4.00%, 10/1/46, Pool #BC4754 68,885
161,811 3.00%, 10/1/46, Pool #AL9371 145,919
11,893 4.00%, 10/1/46, Pool #BD7599 11,272
199,735 3.00%, 11/1/46, Pool #AL9547 180,141
207,310 3.00%, 11/1/46, Pool #BC9026 186,970
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 46,581 4.50%, 11/1/46, Pool #BE2386 $ 46,222
579,598 3.50%, 12/1/46, Pool #BM5096 538,542
194,331 3.50%, 12/1/46, Pool #BC9077 177,942
4,362 4.50%, 12/1/46, Pool #BC9079 4,328
61,604 4.50%, 12/1/46, Pool #BE4488 61,130
17,055 4.50%, 1/1/47, Pool #BE7087 16,597
26,407 4.50%, 1/1/47, Pool #BE6506 26,258
29,188 4.50%, 2/1/47, Pool #BE8498 28,959
271,466 4.00%, 2/1/47, Pool #AL9779 259,808
74,089 3.00%, 3/1/47, Pool #BM3114 66,812
43,016 2.50%, 3/1/47, Pool #FS0976 35,815
34,528 4.00%, 5/1/47, Pool #BM1277 32,867
4,820 4.00%, 6/1/47, Pool #BH4269 4,588
39,233 4.50%, 6/1/47, Pool #BE3663 38,180
5,367 4.50%, 6/1/47, Pool #BE9387 5,223
12,016 4.50%, 6/1/47, Pool #BH0561 11,656
30,513 4.50%, 7/1/47, Pool #BE3749 29,693
19,862 4.00%, 7/1/47, Pool #AS9968 18,907
37,627 4.00%, 4/1/48, Pool #BM3700 35,818
10,634 4.50%, 4/1/48, Pool #BJ5454 10,516
5,766 4.50%, 5/1/48, Pool #BJ5507 5,702
188,814 4.50%, 10/1/48, Pool #CA2432 184,077
219,456 4.50%, 12/1/48, Pool #CA2797 214,425
42,805 3.00%, 8/1/49, Pool #MA3744 37,472
126,862 4.50%, 9/1/49, Pool #FM1534 124,048
185,329 4.00%, 11/1/49, Pool #CA4628 175,179
138,004 3.00%, 1/1/50, Pool #MA3905 120,801
520,868 3.50%, 1/1/50, Pool #FS3728 485,309
100,797 3.00%, 1/1/50, Pool #CA5019 88,584
392,284 4.00%, 3/1/50, Pool #FM3663 369,630
104,795 3.00%, 4/1/50, Pool #MA3991 91,777
71,683 2.00%, 7/1/50, Pool #FM3897 57,811
105,238 2.00%, 7/1/50, Pool #CA6275 84,845
232,597 3.50%, 8/1/50, Pool #FM7147 213,406
462,454 3.00%, 8/1/50, Pool #FM6118 405,557
106,391 3.00%, 9/1/50, Pool #CA6998 93,315
40,453 3.00%, 9/1/50, Pool #FM4317 35,373
125,091 2.50%, 10/1/50, Pool #CA7229 105,991
105,712 2.00%, 10/1/50, Pool #CA7323 85,029
73,946 2.00%, 11/1/50, Pool #CA7616 59,619
38,767 3.00%, 11/1/50, Pool #MA4184 33,955
117,703 3.00%, 12/1/50, Pool #FM7827 103,041
360,522 3.00%, 12/1/50, Pool #MA4211 315,796
198,587 3.00%, 1/1/51, Pool #MA4239 173,946
169,440 2.50%, 1/1/51, Pool #FM5651 142,993
1,814,729 2.00%, 3/1/51, Pool #MA4281 1,444,378
842,666 2.50%, 4/1/51, Pool #FM6540 711,790
1,771,267 2.00%, 4/1/51, Pool #MA4305 1,409,785
383,115 2.50%, 5/1/51, Pool #MA4326 319,936
393,889 2.50%, 5/1/51, Pool #CB0388 330,495
475,799 3.00%, 5/1/51, Pool #CB0531 416,294
1,053,903 3.00%, 6/1/51, Pool #CB0850 923,062
18,788 2.00%, 7/1/51, Pool #BT1461 15,112
39,162 2.00%, 7/1/51, Pool #BQ1010 31,476
430,665 3.00%, 7/1/51, Pool #FM8077 376,914
84,091 2.50%, 8/1/51, Pool #MA4399 70,227
72,385 2.50%, 10/1/51, Pool #FM9068 60,737
546,310 2.00%, 10/1/51, Pool #CB1801 439,393
799,616 2.50%, 10/1/51, Pool #MA4438 664,018

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 406,453 2.00%, 10/1/51, Pool #CB1799 $ 327,524
654,267 2.50%, 11/1/51, Pool #MA4466 543,903
318,724 2.50%, 11/1/51, Pool #FM9505 267,467
430,163 2.00%, 11/1/51, Pool #FM9539 345,998
413,336 2.50%, 11/1/51, Pool #FM9517 346,865
678,391 2.00%, 11/1/51, Pool #FM9568 547,175
1,069,757 2.50%, 11/1/51, Pool #FM9501 897,272
287,928 2.50%, 12/1/51, Pool #CB2376 242,194
314,378 2.00%, 12/1/51, Pool #CB2350 252,671
892,784 2.00%, 12/1/51, Pool #CB2349 718,042
741,017 2.50%, 12/1/51, Pool #CB2289 621,902
302,225 2.50%, 12/1/51, Pool #CB2320 253,545
329,916 2.50%, 12/1/51, Pool #CB2321 276,840
83,236 3.00%, 12/1/51, Pool #FM9777 72,290
360,476 3.00%, 12/1/51, Pool #BT9503 315,491
233,922 2.00%, 12/1/51, Pool #CB2348 188,137
217,317 3.00%, 1/1/52, Pool #CB2662 189,697
271,739 3.50%, 1/1/52, Pool #MA4514 247,310
579,506 2.00%, 1/1/52, Pool #FS0288 463,938
126,739 2.50%, 1/1/52, Pool #MA4512 105,241
1,330,322 2.00%, 1/1/52, Pool #FS0286 1,069,933
75,837 3.50%, 1/1/52, Pool #CB2679 69,283
1,383,651 2.00%, 2/1/52, Pool #CB2842 1,104,273
764,086 3.00%, 2/1/52, Pool #FS0631 668,979
183,749 2.00%, 2/1/52, Pool #CB2765 146,804
238,669 3.50%, 2/1/52, Pool #CB2906 216,489
549,939 3.00%, 3/1/52, Pool #BV0350 479,753
339,836 3.50%, 3/1/52, Pool #CB3174 308,178
125,509 2.00%, 3/1/52, Pool #CB3155 99,433
327,739 2.50%, 3/1/52, Pool #BV4139 275,236
25,418 2.50%, 4/1/52, Pool #CB3356 21,185
584,231 4.00%, 4/1/52, Pool #FS1647 545,968
1,263,806 4.50%, 8/1/52, Pool #CB4387 1,220,511
31,308 4.50%, 9/1/52, Pool #BW7712 29,969
40,988 5.00%, 10/1/52, Pool #CB4893 40,794
329,142 5.50%, 10/1/52, Pool #CB4843 329,969
632,093 4.50%, 10/1/52, Pool #CB4891 605,497
202,861 4.50%, 10/1/52, Pool #BX0507 194,186
126,272 5.00%, 11/1/52, Pool #FS3295 126,003
234,867 5.00%, 11/1/52, Pool #FS3248 233,753
400,807 5.00%, 11/1/52, Pool #CB5128 398,272
126,951 5.00%, 12/1/52, Pool #CB5273 126,349
293,028 5.00%, 12/1/52, Pool #MA4841 288,701
656,618 5.50%, 6/1/53, Pool #CB6527 663,718
253,399 6.00%, 6/1/53, Pool #CB6539 260,029
328,590 6.00%, 6/1/53, Pool #CB6538 337,493
566,766 6.00%, 7/1/53, Pool #FS5067 582,121
1,463,591 5.50%, 4/1/54, Pool #CB8330 1,472,374
618,750 5.50%, 8/1/54, Pool #MA5444 618,836
194,224 5.50%, 9/1/54, Pool #CB9209 194,603
2,196,057 6.00%, 9/1/54, Pool #CB9216 2,237,989
588,096 6.00%, 5/1/55, Pool #CC0404 604,446
1,600,000 5.00%, 7/25/55, TBA 1,568,250
1,600,000 2.50%, 7/25/55, TBA 1,326,750
6,225,000 2.00%, 7/25/55, TBA 4,925,531
350,000 3.00%, 7/25/55, TBA 302,750
750,000 6.00%, 7/25/55, TBA 762,187
625,000 3.50%, 8/25/55, TBA 562,500
2,000,000 6.50%, 8/25/55 2,061,250
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 4,000,000 2.50%, 8/25/55, TBA $ 3,318,125
6,550,000 2.00%, 8/25/55, TBA 5,183,711
1,450,000 6.00%, 8/25/55, TBA 1,472,430
70,902,539
Federal Home Loan Mortgage Corporation (3.5%):
15,635 2.50%, 6/1/31, Pool #J34501 14,999
11,909 2.50%, 6/1/31, Pool #G18604 11,425
20,698 2.50%, 7/1/31, Pool #V61246 19,979
34,776 2.50%, 8/1/31, Pool #V61273 33,620
95,377 3.50%, 3/1/32, Pool #C91403 93,223
304,257 3.50%, 7/1/32, Pool #C91467 297,379
18,073 2.50%, 3/1/33, Pool #G18680 17,413
70,349 3.00%, 4/1/33, Pool #G18684 68,292
22,708 3.00%, 5/1/33, Pool #G16550 22,051
16,472 3.00%, 4/1/34, Pool #G16829 16,148
91,778 3.50%, 10/1/34, Pool #C91793 90,874
304,210 3.00%, 5/1/35, Pool #SB0836 291,848
2,303,380 2.00%, 6/1/35, Pool #QN2416 2,127,578
357,947 1.50%, 8/1/35, Pool #SB8066 322,337
31,797 1.50%, 11/1/35, Pool #QN4142 28,633
433,980 1.50%, 11/1/35, Pool #SB8073 390,790
13,212 1.50%, 12/1/35, Pool #SB8078 11,897
418,511 1.50%, 1/1/36, Pool #SB8083 376,849
760,254 1.50%, 2/1/36, Pool #RC1756 684,571
23,722 1.50%, 2/1/36, Pool #SB8088 21,131
15,110 1.50%, 3/1/36, Pool #SB8092 13,460
25,918 1.50%, 4/1/36, Pool #SB8097 23,088
27,018 1.50%, 6/1/36, Pool #SB8106 24,068
920,771 2.00%, 6/1/36, Pool #SB8107 846,654
2,405,529 2.50%, 7/1/36, Pool #SB0535 2,266,890
23,386 1.50%, 7/1/36, Pool #SB8110 20,832
16,489 1.50%, 8/1/36, Pool #SB8114 14,688
347,263 1.50%, 12/1/36, Pool #SB8131 308,961
691,392 2.50%, 3/1/37, Pool #RC2527 645,697
270,277 4.00%, 5/1/37, Pool #C91938 262,050
20,771 2.50%, 6/1/40, Pool #QK0306 18,761
127,040 4.00%, 11/1/40, Pool #A95150 121,308
27,478 1.50%, 12/1/40, Pool #RB5089 22,812
45,966 1.50%, 2/1/41, Pool #RB5099 37,757
395,704 2.00%, 3/1/41, Pool #SC0136 342,523
46,639 1.50%, 3/1/41, Pool #RB5104 38,308
16,981 2.00%, 4/1/41, Pool #RB5108 14,404
46,278 1.50%, 4/1/41, Pool #RB5107 38,011
600,528 2.00%, 7/1/41, Pool #SC0162 504,060
17,545 2.00%, 7/1/41, Pool #RB5118 14,883
74,405 2.50%, 10/1/41, Pool #RB5132 66,400
18,237 2.00%, 10/1/41, Pool #RB5131 15,470
284,106 2.00%, 11/1/41, Pool #RB5135 240,995
135,715 2.00%, 11/1/41, Pool #QK1180 115,113
143,199 2.50%, 1/1/42, Pool #RB5142 127,788
153,874 3.50%, 7/1/42, Pool #ZA1228 143,212
68,508 3.50%, 7/1/42, Pool #ZA1231 63,978
195,955 3.50%, 9/1/42, Pool #ZL3774 184,193
175,304 4.50%, 10/1/42, Pool #RB5189 172,469
62,158 3.50%, 11/1/42, Pool #ZL4397 57,850
114,017 4.50%, 12/1/42, Pool #RB5198 112,173
182,628 3.50%, 1/1/44, Pool #G60271 170,322
360,626 3.50%, 1/1/44, Pool #G07922 332,489
43,636 4.00%, 2/1/45, Pool #G07949 42,301

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 42,584 3.50%, 11/1/45, Pool #Q37467 $ 39,858
5,531 4.00%, 4/1/46, Pool #Q39975 5,311
11,221 4.00%, 4/1/46, Pool #V82292 10,833
88,837 3.50%, 9/1/46, Pool #Q43257 82,451
4,305 4.50%, 12/1/46, Pool #Q45028 4,267
138,473 3.00%, 12/1/46, Pool #G60989 121,826
3,332 4.50%, 1/1/47, Pool #Q45635 3,302
8,142 4.50%, 2/1/47, Pool #Q46222 7,948
403,257 2.50%, 4/1/47, Pool #SD0978 335,493
15,381 4.50%, 5/1/47, Pool #Q47935 15,015
6,619 4.50%, 5/1/47, Pool #Q47942 6,461
21,409 4.50%, 5/1/47, Pool #Q48095 20,899
29,512 4.50%, 6/1/47, Pool #Q48759 28,809
168,817 4.00%, 6/1/47, Pool #Q48877 161,429
12,937 4.50%, 7/1/47, Pool #Q49393 12,628
69,590 4.50%, 12/1/47, Pool #Q53017 67,562
20,710 4.00%, 2/1/48, Pool #G61343 19,666
10,948 4.00%, 2/1/48, Pool #Q54499 10,377
12,501 4.50%, 4/1/48, Pool #Q55500 12,170
32,494 4.50%, 4/1/48, Pool #Q55660 31,634
12,723 4.50%, 4/1/48, Pool #Q55724 12,386
25,266 4.50%, 5/1/48, Pool #Q55839 24,598
78,227 4.00%, 5/1/48, Pool #Q55992 74,153
111,599 4.00%, 6/1/48, Pool #G67713 106,496
37,092 4.00%, 7/1/48, Pool #Q59935 35,854
19,069 4.50%, 10/1/48, Pool #G67716 18,534
117,484 3.00%, 6/1/49, Pool #ZT2090 103,257
521,889 4.50%, 7/1/49, Pool #RA1171 510,655
12,432 3.00%, 10/1/49, Pool #SD8016 10,882
22,583 3.00%, 3/1/50, Pool #SD0517 19,767
22,629 3.00%, 4/1/50, Pool #SD0516 19,858
120,772 3.00%, 4/1/50, Pool #QA9049 105,366
282,692 2.00%, 6/1/50, Pool #RA2677 227,969
263,689 2.50%, 8/1/50, Pool #SD0430 221,515
25,610 3.00%, 11/1/50, Pool #SD8108 22,430
354,624 2.50%, 11/1/50, Pool #SD7530 299,474
1,042,587 2.00%, 11/1/50, Pool #SD8106 832,970
210,704 3.00%, 12/1/50, Pool #SD8115 184,543
301,081 2.50%, 2/1/51, Pool #RA4575 252,477
1,791,269 2.50%, 2/1/51, Pool #SD7535 1,521,587
281,755 2.50%, 3/1/51, Pool #RA4749 236,261
4,279,637 1.50%, 4/1/51, Pool #SD8139 3,239,589
533,779 2.50%, 5/1/51, Pool #SI2106 445,540
38,886 2.00%, 5/1/51, Pool #QC1514 31,274
1,094,731 2.00%, 5/1/51, Pool #SD7541 880,249
1,762,124 2.50%, 5/1/51, Pool #SD7540 1,492,291
63,891 3.00%, 5/1/51, Pool #RA5267 55,925
22,934 2.00%, 7/1/51, Pool #QC4163 18,446
289,805 2.50%, 7/1/51, Pool #RA5574 243,769
70,737 3.00%, 9/1/51, Pool #RA5901 61,921
387,633 3.00%, 9/1/51, Pool #QC7496 339,261
565,240 2.00%, 10/1/51, Pool #RA6076 454,284
124,705 2.50%, 10/1/51, Pool #QC9148 104,629
366,695 3.00%, 10/1/51, Pool #QC9077 320,954
349,788 2.00%, 11/1/51, Pool #RA6302 280,392
362,941 3.00%, 11/1/51, Pool #QD1240 317,641
80,120 3.00%, 11/1/51, Pool #RA6347 70,149
1,016,549 2.00%, 11/1/51, Pool #RA6241 817,070
126,147 2.50%, 12/1/51, Pool #SD8183 105,343
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 525,906 2.50%, 12/1/51, Pool #RA6434 $ 441,286
399,873 2.00%, 12/1/51, Pool #RA6510 321,607
1,769,083 2.50%, 12/1/51, Pool #RA6435 1,488,078
367,867 3.00%, 12/1/51, Pool #QD3200 321,935
230,917 3.00%, 1/1/52, Pool #QD5561 200,851
324,925 3.00%, 1/1/52, Pool #RA6604 284,440
875,518 2.00%, 2/1/52, Pool #SD8193 694,795
888,911 2.00%, 2/1/52, Pool #RA6823 713,868
864,802 2.00%, 2/1/52, Pool #RA6824 695,188
546,346 3.50%, 3/1/52, Pool #RA6949 495,656
104,977 2.00%, 3/1/52, Pool #SD8199 83,276
212,956 3.00%, 3/1/52, Pool #SD2219 186,678
1,004,727 3.50%, 3/1/52, Pool #RA6987 913,068
163,469 3.50%, 4/1/52, Pool #SD0927 150,021
270,247 3.00%, 5/1/52, Pool #RA7375 235,757
48,510 2.00%, 6/1/52, Pool #SD1556 38,633
23,557 5.00%, 7/1/52, Pool #RA7617 23,190
155,925 5.00%, 9/1/52, Pool #SD1572 155,187
637,377 4.00%, 10/1/52, Pool #SD1772 602,336
257,003 5.00%, 11/1/52, Pool #SD1862 255,377
567,578 5.00%, 12/1/52, Pool #SD1924 564,656
379,663 6.00%, 12/1/52, Pool #RA8306 390,313
1,694,393 5.50%, 5/1/53, Pool #RA9058 1,719,828
851,344 5.50%, 6/1/53, Pool #RA9161 860,553
176,544 6.00%, 6/1/53, Pool #RA9277 181,164
173,339 6.00%, 6/1/53, Pool #RA9278 177,750
207,525 6.00%, 6/1/53, Pool #RA9276 213,151
725,270 5.50%, 3/1/54, Pool #RJ1067 727,007
554,866 6.00%, 4/1/54, Pool #SD7569 572,775
732,601 6.00%, 5/1/54, Pool #SD7570 749,520
586,346 5.00%, 6/1/54, Pool #SD8437 575,035
994,502 6.50%, 6/1/54, Pool #SD5521 1,045,897
93,066 6.00%, 9/1/54, Pool #SD7574 95,519
369,741 6.00%, 9/1/54, Pool #SD6419 382,565
1,182,714 6.50%, 9/1/54, Pool #SD6620 1,245,927
912,528 5.50%, 11/1/54, Pool #QJ8957 912,917
387,322 6.00%, 11/1/54, Pool #RJ2748 397,007
391,556 5.50%, 1/1/55, Pool #SL0307 397,755
753,321 6.00%, 3/1/55, Pool #RJ3645 774,256
405,592 6.50%, 3/1/55, Pool #RJ3703 425,171
440,136 6.50%, 3/1/55, Pool #RJ3704 460,780
126,550 6.50%, 3/1/55, Pool #RJ3700 132,741
48,786,217
Government National Mortgage Association (3.1%):
12,983 4.00%, 10/20/40, Pool #4833 12,527
39,404 4.00%, 1/20/41, Pool #4922 38,020
42,146 4.00%, 8/15/41, Pool #430354 40,937
455,047 4.00%, 1/20/42, Pool #5280 434,364
63,001 4.00%, 11/20/42, Pool #MA0535 60,215
150,117 3.00%, 12/20/42, Pool #AA5872 137,991
98,917 3.00%, 3/20/43, Pool #AA6146 89,261
41,155 3.00%, 3/20/43, Pool #AD8812 36,984
18,428 3.50%, 3/20/43, Pool #AD8884 16,957
19,591 3.50%, 4/20/43, Pool #AD9075 18,026
7,560 3.50%, 4/20/43, Pool #AB9891 6,957
39,445 4.00%, 5/20/46, Pool #MA3664 37,176
198,255 3.00%, 12/20/46, Pool #MA4126 177,950
34,327 4.00%, 1/15/47, Pool #AX5831 32,340
39,537 4.00%, 1/15/47, Pool #AX5857 37,609

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 280,956 3.00%, 1/20/47, Pool #MA4195 $ 252,182
116,215 4.00%, 3/20/47, Pool #MA4322 110,454
19,710 4.00%, 4/20/47, Pool #MA4383 18,733
64,993 4.00%, 4/20/47, Pool #784304 60,859
63,667 4.00%, 4/20/47, Pool #784303 59,615
13,950 3.50%, 2/20/48, Pool #MA5019 12,761
11,129 4.00%, 4/20/48, Pool #BG7744 10,566
10,567 4.00%, 4/20/48, Pool #BG3507 10,032
2,554 3.50%, 12/20/49, Pool #BR8987 2,367
2,627 3.50%, 12/20/49, Pool #BR8984 2,423
5,818 3.50%, 12/20/49, Pool #BR8985 5,309
147,679 2.00%, 9/20/50, Pool #MA6864 120,503
6,461,315 2.00%, 10/20/50, Pool #MA6930 5,272,307
6,604,236 2.00%, 11/20/50, Pool #MA6994 5,380,714
807,770 2.00%, 12/20/50, Pool #MA7051 659,111
845,325 2.00%, 1/20/51, Pool #MA7135 688,849
1,495,259 2.00%, 2/20/51, Pool #MA7192 1,218,214
903,479 2.50%, 7/20/51, Pool #MA7472 767,558
171,535 2.50%, 8/20/51, Pool #785575 144,796
150,904 2.50%, 9/20/51, Pool #785616 127,377
744,603 2.50%, 9/20/51, Pool #MA7589 632,600
55,834 2.50%, 12/20/51, Pool #MA7767 47,432
203,758 2.50%, 12/20/51, Pool #785792 171,994
913,300 2.50%, 1/20/52, Pool #MA7827 775,870
4,998,041 3.00%, 3/20/52, Pool #MA7937 4,421,749
871,465 2.50%, 5/20/52, Pool #MA8042 740,304
5,375,531 2.50%, 6/20/52, Pool #MA8097 4,566,360
1,365,958 3.00%, 6/20/52, Pool #MA8098 1,208,142
896,927 3.50%, 7/20/52, Pool #MA8149 816,812
2,076,468 3.50%, 9/20/52, Pool #MA8266 1,893,607
1,538,210 3.50%, 10/20/52, Pool #MA8345 1,400,846
1,102,499 4.00%, 10/20/52, Pool #MA8346 1,027,315
2,848,537 4.50%, 4/20/53, Pool #MA8799 2,730,644
736,871 5.00%, 9/20/53, Pool #MA9170 728,179
225,813 6.50%, 11/20/53, Pool #MA9307 232,901
422,969 3.50%, 5/20/54, Pool #MA9664 385,211
1,426,371 5.00%, 10/20/54, Pool #MA9964 1,401,319
122,844 5.00%, 11/20/54, Pool #MB0025 120,685
98,815 5.50%, 12/20/54, Pool #MB0092 98,993
1,050,000 5.00%, 5/20/55, Pool #MB0365 1,031,504
350,000 5.00%, 6/20/55, Pool #MB0423 344,009
900,000 5.50%, 7/20/55, TBA 900,984
900,000 5.50%, 8/20/55, TBA 900,281
42,679,785
Total U.S. Government Agency Mortgages (Cost $169,560,309) 162,368,541
U.S. Treasury Obligations (17.8%):
U.S. Treasury Bonds (6.7%):
32,428,000 1.75%, 8/15/41 21,513,951
3,796,700 3.38%, 8/15/42 3,185,817
1,860,000 3.63%, 2/15/53 1,518,298
27,993,000 4.13%, 8/15/53 25,004,528
4,200,000 4.25%, 2/15/54 3,832,008
27,400,000 4.63%, 5/15/54 26,616,531
6,100,000 4.25%, 8/15/54 5,571,969
2,430,000 4.63%, 2/15/55 2,366,402
2,448,000 4.75%, 5/15/55 2,433,943
92,043,447
Principal Amount Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes (11.1%):
$ 6,800,000 4.00%, 5/31/30 $ 6,866,406
126,000 3.75%, 5/31/30 125,724
21,250,000 4.13%, 11/30/31 21,465,820
19,672,000 2.88%, 5/15/32 18,356,435
24,227,000 4.13%, 5/31/32 24,434,255
4,664,000 4.13%, 11/15/32 4,696,065
27,800,000 3.50%, 2/15/33 26,803,109
6,986,000 3.88%, 8/15/33 6,881,483
1,507,000 4.00%, 2/15/34 1,491,577
32,600,000 3.88%, 8/15/34 31,835,938
4,000,000 4.25%, 11/15/34 4,013,594
6,500,000 4.25%, 5/15/35 6,510,156
153,480,562
Total U.S. Treasury Obligations (Cost $260,643,176) 245,524,009
Shares
Unaffiliated Investment Companies (3.8%):
Money Market Funds (3.8%):
5,732,152 BlackRock Liquidity FedFund, Institutional Class,
4.55%(e)(f) 5,732,152
47,190,328 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 4.11%(f) 47,190,328
Total Unaffiliated Investment Companies (Cost $52,922,480) 52,922,480
Total Investment Securities
(Cost $1,278,949,182 ) — 102.3% 1,413,243,774
Net other assets (liabilities) — (2.3)% (32,300,181)
Net Assets — 100.0% $ 1,380,943,593

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2025 .
ADR—American Depository Receipt
H15T1Y—1 Year Treasury Constant Maturity Rate
H15T5Y—5 Year Treasury Constant Maturity Rate
LIBOR—London Interbank Offered Rate
MTN—Medium Term Note
PIK—Payment-in Kind
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TBA—To Be Announced Security
US0003M—3 Month US Dollar LIBOR
* Non-income producing security.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of June 30, 2025. The total value of securities on loan as of June 30, 2025 was $5,417,817.
+ This security, in part or entirely, represents an unfunded loan commitment.
(a) Security was valued using significant unobservable inputs as of June 30, 2025.
(b) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at June 30,
2025.
(d) Defaulted bond.
(e) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2025.
(f) The rate represents the effective yield at June 30, 2025.
Amounts shown as “—“ are either $0 or round to less than $1.
Futures Contracts
At June 30, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar) 9/19/25 1 $ 312,688 $ 10,452
U.S. Treasury 5-Year Note September Futures (U.S. Dollar) 9/30/25 713 77,717,000 567,227
$ 577,679

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2025
(Unaudited)
Assets:
Investment securities, at cost $ 1,278,949,182
aaa
aaa
Investment securities, at value(a) $ 1,413,243,774
Cash 354,175
Deposit at broker for futures contracts collateral 128,882
Interest and dividends receivable 7,471,452
Foreign currency, at value (cost $5,535) 6,331
Receivable for investments sold 849,300
Receivable for TBA investments sold 14,555,122
Receivable for variation margin on futures contracts 97,640
Prepaid expenses 3,621
Total Assets 1,436,710,297
Liabilities:
Payable for investments purchased 10,583,076
Payable for TBA investments purchased 37,528,231
Payable for capital shares redeemed 1,100,653
Payable for collateral received on loaned securities 5,732,152
Management fees payable 421,624
Administration fees payable 83,491
Distribution fees payable 263,588
Custodian fees payable 10,219
Administrative and compliance services fees payable 444
Transfer agent fees payable 2,207
Trustee fees payable 3,632
Other accrued liabilities 37,387
Total Liabilities 55,766,704
Commitments and contingent liabilities^
Net Assets
$ 1,380,943,593
Net Assets Consist of:
Paid in capital $ 1,174,178,707
Total distributable earnings 206,764,886
Net Assets
$ 1,380,943,593
Class 1
Net Assets $ 80,124,382
Shares of beneficial interest (unlimited number of shares authorized, no par value) 8,396,389
Net Asset Value (offering and redemption price per share) $ 9.54
Class 2
Net Assets $ 1,300,819,211
Shares of beneficial interest (unlimited number of shares authorized, no par value) 82,345,453
Net Asset Value (offering and redemption price per share) $ 15.80
(a) Includes securities on loan of $5,417,817.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Interest $ 18,333,280
Dividends 4,075,956
Income from securities lending 26,797
Total Investment Income 22,436,033
Expenses:
Management fees 2,954,563
Administration fees 316,393
Distribution fees - Class 2 1,618,943
Custodian fees 24,300
Administrative and compliance services fees 15,827
Transfer agent fees 7,890
Trustee fees 34,364
Professional fees 38,556
Shareholder reports 12,355
Other expenses 18,058
Total expenses before reductions 5,041,249
Less expense contractually waived/reimbursed by the Manager (261,612)
Net expenses 4,779,637
Net Investment Income/(Loss)
17,656,396
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 7,300,301
Net realized gains/(losses) on futures contracts (321,559)
Net realized gains/(losses) on securities sold short (33,758)
Change in net unrealized appreciation/depreciation on securities and foreign currencies 37,031,720
Change in net unrealized appreciation/depreciation on futures contracts 631,877
Net realized and Change in net unrealized gains/losses on
investments
44,608,581
Change in Net Assets Resulting From Operations
$ 62,264,977

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Six Months Ended
June 30, 2025
For the
Year Ended
December 31, 2024
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 17,656,396 $ 38,643,711
Net realized gains/(losses) on investments 6,944,984 72,929,570
Change in unrealized appreciation/depreciation on investments 37,663,597 53,160,357
Change in net assets resulting from operations 62,264,977 164,733,638
Distributions to Shareholders:
Class 1 — (3,509,961)
Class 2 — (32,890,893)
Change in net assets resulting from distributions to shareholders — (36,400,854)
Capital Transactions:
Class 1
Proceeds from shares issued 46,329 87,147
Proceeds from dividends reinvested — 3,509,961
Value of shares redeemed (5,692,829) (12,352,852)
Total Class 1 Shares (5,646,500) (8,755,744)
Class 2
Proceeds from shares issued 4,202,451 1,975,690
Proceeds from dividends reinvested — 32,890,893
Value of shares redeemed (124,126,496) (286,655,633)
Total Class 2 Shares (119,924,045) (251,789,050)
Change in net assets resulting from capital transactions (125,570,545) (260,544,794)
Change in net assets (63,305,568) (132,212,010)
Net Assets:
Beginning of period 1,444,249,161 1,576,461,171
End of period $ 1,380,943,593 $ 1,444,249,161
Share Transactions:
Class 1
Shares issued 5,092 9,416
Dividends reinvested — 384,864
Shares redeemed (623,019) (1,376,695)
Total Class 1 Shares (617,927) (982,415)
Class 2
Shares issued 279,867 132,654
Dividends reinvested — 2,175,324
Shares redeemed (8,218,920) (19,522,371)
Total Class 2 Shares (7,939,053) (17,214,393)
Change in shares (8,556,980) (18,196,808)
Amounts shown as “—” are either $0 or round to less than $1.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021^
Year Ended
December 31,
2020
(Unaudited)
Class 1
Net Asset Value, Beginning of Period
$ 9.10  $ 8.51  $ 7.69  $ 10.29  $ 10.00
Investment Activities:
Net Investment Income/(Loss)(a) 0.13  0.25  0.21  0.17  0.07
Net Realized and Unrealized Gains/(Losses) on
Investments 0.31  0.73  0.86  (1.67) 0.52
Total from Investment Activities 0.44  0.98  1.07  (1.50) 0.59
Distributions to Shareholders From:
Net Investment Income —  (0.39) (0.25) (0.14) (0.08)
Net Realized Gains —  —  —  (0.96) (0.22)
Total Dividends —  (0.39) (0.25) (1.10) (0.30)
Net Asset Value, End of Period
$ 9.54  $ 9.10  $ 8.51  $ 7.69  $ 10.29
Total Return
(b) 4.84%(c) 11.56% 14.24% (14.40)% 6.03%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 80,124  $ 82,057  $ 85,079  $ 85,004  $ 113,445
Net Investment Income/(Loss)(d) 2.80% 2.77% 2.58% 1.95% 1.35%
Expenses Before Reductions(d)(e) 0.50% 0.48% 0.48% 0.47% 0.51%
Expenses Net of Reductions(d) 0.46% 0.46% 0.46% 0.46% 0.46%
Portfolio Turnover Rate(f) 31%(c) 62% 61% 72% 115%
Class 2
Net Asset Value, Beginning of Period
$ 15.09  $ 13.87  $ 12.39  $ 15.81  $ 14.44  $ 13.45
Investment Activities:
Net Investment Income/(Loss)(a) 0.19  0.37  0.30  0.24  0.19  0.26
Net Realized and Unrealized Gains/(Losses) on
Investments 0.52  1.20  1.40  (2.56) 1.48  1.51
Total from Investment Activities 0.71  1.57  1.70  (2.32) 1.67  1.77
Distributions to Shareholders From:
Net Investment Income —  (0.35) (0.22) (0.14) (0.08) (0.35)
Net Realized Gains —  —  —  (0.96) (0.22) (0.43)
Total Dividends —  (0.35) (0.22) (1.10) (0.30) (0.78)
Net Asset Value, End of Period
$ 15.80  $ 15.09  $ 13.87  $ 12.39  $ 15.81  $ 14.44
Total Return
(b) 4.71%(c) 11.35% 13.87% (14.56)% 11.65% 13.47%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 1,300,820  $ 1,362,192  $ 1,491,382  $ 1,310,095  $ 1,754,265  $ 558,527
Net Investment Income/(Loss)(d) 2.55% 2.52% 2.33% 1.70% 1.22% 1.92%
Expenses Before Reductions(d)(e) 0.75% 0.73% 0.73% 0.72% 0.80% 1.03%
Expenses Net of Reductions(d) 0.71% 0.71% 0.71% 0.71% 0.71% 0.71%
Portfolio Turnover Rate(f) 31%(c) 62% 61% 72% 115% 77%
^ Class 1 activity is for the period June 21, 2021 (commencement of operations) to December 31, 2021.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Fidelity
Institutional Asset Management Multi-Strategy Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Structured Notes
The Fund may invest in structured notes, the values of which are based on the price movements of a reference security or index. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. The terms of the structured notes may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the reference security or index may produce an increase or a decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference security or index; therefore, the value of such security may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference security or index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Securities Purchased on a When-Issued Basis
The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. The Fund will not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. The Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.
Short Sales
The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When the Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Bank Loans
The Fund may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium as shown in the Schedule of
Portfolio Investments. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Schedule of Portfolio Investments. All or a portion of any bank loans may be unfunded. The Fund reflects both the funded portion of a bank loan, as well as its unfunded commitment in the Schedule of Portfolio Investments.
The portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the portfolio must have funds sufficient to cover its contractual obligation.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2025 are presented on the Fund’s Schedule of Portfolio Investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $2,687 during the period ended June 30, 2025. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $5,732,152 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2025. At June 30, 2025, there were no master netting provisions in the securities lending agreement.
TBA Purchase and Sale Commitments
The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted
“good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of June 30, 2025, no collateral had been posted by the Fund to counterparties for TBAs.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2025, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Futures Contracts
During the period ended June 30, 2025, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June
30, 2025, the monthly average notional amount for long contracts was $14.4 million. There was no short contract activity during the period. Realized gains and losses are reported as
“Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2025:
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
10,452 –
Futures Contracts Receivable for variation margin on futures contracts* $10,452 Payable for variation margin on futures contracts* $—
Interest Rate Risk
– 567,227
–
– –
Futures Contracts Receivable for variation margin on futures contracts* $567,227 Payable for variation margin on futures contracts* $ —
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts”.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2025:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with the Manager, (“FIAM” or the “Subadviser”) provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
For the period ended June 30, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The annual rate due to the Manager is 0.43% of the first $20 billion of the Fund’s average daily net assets and 0.40% of the Fund’s average daily net assets over $20 billion. The annual rate due to the Subadviser from the Manager is 0.25% of the first $200 million of the Fund’s average daily net assets, 0.20% of the next $200 million of the Fund’s average daily net assets and 0.15% of the Fund’s average daily net assets over $400 million.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager, to the extent that such reimbursement will not cause the Fund’s expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”
At June 30, 2025, the contractual reimbursements subject to repayment by the Fund in subsequent years were as follows:
The Fund has not recorded a commitment or contingent liability at June 30, 2025.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable. During the period ended June 30, 2025, there were no such waivers.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
366,525 (64,650)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ (321,559) $ 64,650
Interest Rate Risk
– (567,227)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$— $567,227
Annual Rate* Annual Expense Limit
AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 1 0.43% 0.46%
AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 2 0.43% 0.71%
Expires
12/31/2025
Expires
12/31/2026
Expires
12/31/2027
Expires
12/31/2028 Total
AZL Fidelity Institutional Asset Management Multi-Strategy Fund $88,858 $323,102 $328,677 $261,612 $1,002,249

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source in accordance with valuation procedures approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of June 30, 2025 in valuing the Fund’s investments based upon the three levels defined above:
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 596,367,733 $ 277,623 $ 806,098 $ 597,451,454
Preferred Stock 179,500 — — 179,500
Warrants
+
— 1,944 — 1,944
Asset Backed Securities — 13,647,576 — 13,647,576
Collateralized Mortgage Obligations — 50,645,222 — 50,645,222
Collateralized Mortgage Backed Securities — 37,813,384 — 37,813,384
Convertible Bonds — 1,442,464 — 1,442,464
Bank Loans — 6,889,018 — 6,889,018
Corporate Bonds
+
— 194,161,51 2 — 194,161,51 2
Yankee Debt Obligations
+
— 50,196,670 — 50,196,670
U.S. Government Agency Mortgages — 162,368,541 — 162,368,541
U.S. Treasury Obligations — 245,524,009 — 245,524,009

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

(a)
Acquisition date represents the initial purchase date of the security.
5. Security Purchases and Sales
For the period ended June 30, 2025, cost of purchases and proceeds from sales of securities (excluding fund merger transactions and securities maturing less than one year from acquisition) were as follows:
For the period ended June 30, 2025, purchases and sales of long-term U.S. government securities were as follows:
6. Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of
1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act.
Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2025 are identified below.
7. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Bank Loan Risk : There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.
Derivatives Risk : The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk.
Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Investment Securities: Level 1 Level 2 Level 3 Total
Unaffiliated Investment Companies $ 52,922,480 $ — $ — $ 52,922,480
Total Investment Securities 649,469,713 762,967,96 3 806,098 1,413,243,774
Other Financial Instruments:
*
Futures Contracts 577,679 — — 577,679
Total Investments $650,047,392 $762,967,963 $806,098 $1,413,821,453
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
Purchases Sales
AZL Fidelity Institutional Asset Management Multi-Strategy Fund $432,540,803 $568,916,562
Purchases Sales
AZL Fidelity Institutional Asset Management Multi-Strategy Fund $54,892,890 $141,288,219
Security
Acquisition
Date (a)
Acquisition
Cost
Shares or
Principal
Amount Value
Percentage of Net
Assets
Finastra US TL Term 1Ln, 11.57%, 9/13/29 9/22/23 $ 316 , 798 323,263 $ 323,263 0.02%
Wolfspeed , Inc. PIK VAR, 4.32%, 6/23/30 10/11/24 196,800 205,57 8 200,192 0.01%

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.
Foreign Securities Risk : Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Interest Rate Risk : Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates. Macroeconomic factors, such as inflationary trends, can heighten interest rate risk.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security or other asset may fluctuate significantly due to factors such as changes in general market conditions, including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiment, or instability or other disruptive events in the local, regional or global markets. Certain changes in the U.S. economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the Fund's securities.
Mortgage-Related and Other Asset-Backed Securities Risk : The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, investments in mortgage-related securities may cause the Fund to exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If the Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied.
An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-
payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.
Short Sale Risk: The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. Because making short sales in securities that it does not own exposes the
Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. The Fund will realize a gain if the security declines in price between those dates. As a result, if the Fund makes short sales in securities that increase in value, it will likely underperform similar funds that do not make short sales in securities they do not own. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. The Fund may also pay transaction costs and borrowing fees in connection with short sales.
8. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 was $1,374,080,044. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:
As of the end of its tax year ended December 31, 2024, the Fund had no remaining capital loss carry forwards (“CLCFs”). The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset. During the year ended December 31, 2024, the Fund utilized $42,713,599 in CLCFs to offset capital gains.
Unrealized appreciation $156,687,222
Unrealized (depreciation) (73,640,506)
Net unrealized appreciation/(depreciation) $83,046,716

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

The tax character of dividends paid to shareholders during the year ended December 31, 2024 was as follows:
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
9. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2025, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 70% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.
10. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
11. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements, except as noted below.
On August 19, 2025, the Board approved a reverse share split for the Fund.  Effective September 19, 2025, the Fund's Class 1 shares will implement a 2 for 1 reverse share split, the net effect of which will decrease the number of the Fund's Class 1 outstanding shares and will increase the Class 1 net asset value per share by a proportionate amount. While the number of the Fund's Class 1 outstanding shares will decrease, neither the Fund's holdings nor the total value of Class 1 shareholders' investments in the Fund will be affected.
Immediately after the reverse share split, each Class 1 shareholder will continue to own the same percentage of the Fund's net assets prior to the reverse share split.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Fidelity Institutional Asset Management Multi-Strategy Fund $36,400,854 $– $36,400,854
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL Fidelity Institutional Asset Management Multi-Strategy
Fund $53,828,505 $7,619,125 $— $83,052,279 $144,499,909
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales and other miscellaneous differences.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts
Not applicable.

SARRPT0625 08/25
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Fidelity Institutional Asset Management Total Bond
Fund
Semi-Annual Financial Statements and Other Information
June 30, 2025
(Unaudited)

AZL® Fidelity Institutional Asset Management Total Bond Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks (1.0%):
Diversified Telecommunication Services (0.0%
†
):
13 Intelsat SA* $ 556
Health Care Providers & Services (0.1%):
4,657 Cano Health LLC* 58,818
Oil, Gas & Consumable Fuels (0.9%):
5,889 Sanchez Energy Corp.*(a) 1,183,380
Paper & Forest Products (0.0%
†
):
963 Acrisure Holdings, Inc. SER A 2 PC* 23,189
Specialty Retail (0.0%
†
):
1 Party City Holdco, Inc.*(a) —
Total Common Stocks (Cost $257,516) 1,265,943
Preferred Stock (0.0%
†
):
IT Services (0.0%
†
):
400 MicroStrategy, Inc., Series A, 10.00%* 35,900
Total Preferred Stock (Cost $34,000) 35,900
Contracts
Warrant (0.0%
†
):
Health Care Providers & Services (0.0%
†
):
156 Cano Health, Inc., 12/30/28* 699
Total Warrant (Cost $5,000) 699
Principal Amount
Asset Backed Securities (3.0%):
$ 236,330 AASET, Class A2, Series 2024-1A, 6.26%,
5/16/49(b) 242,575
236,330 AASET, Class A1, Series 2024-1A, 6.26%,
5/16/49(b) 242,444
243,877 AASET 2025-1, Class A, Series 2025-1A, 5.94%,
2/16/50(b) 244,241
50,772 AASET Trust, Class A, Series 2020-1A, 3.35%,
1/16/40(b) 49,447
64,964 AASET Trust, Class B, Series 2020-1A, 4.34%,
1/16/40(b) 57,837
244,843 ALTDE Trust, Class A, Series 2025-1A, 5.90%,
8/15/50(b) 249,650
176,575 Blackbird Capital Aircraft Lease Securitization, Ltd.,
Class A, Series 2016-1A, 4.21%, 12/16/41(b)(c) 176,667
65,031 Castlelake Aircraft Securitization Trust, Class A,
Series 2018-1, 4.13%, 6/15/43(b) 64,850
28,960 Castlelake Aircraft Structured Trust, Class A, Series
2021-1A, 3.47%, 1/15/46(b) 28,477
186,315 Castlelake Aircraft Structured Trust, Class B, Series
2019-1A, 5.10%, 4/15/39(b) 154,511
48,250 DB Master Finance LLC, Class A2I, Series 2021-1A,
2.05%, 11/20/51, Callable 8/20/25 @ 100(b) 46,817
246,942 Gilead Aviation LLC, Class A, Series 2025-1A,
5.79%, 3/15/50(b) 250,789
100,000 GMF Floorplan Owner Revolving Trust, Class A1,
Series 2024-4A, 4.73%, 11/15/29(b) 101,200
122,783 Horizon Aircraft Finance I, Ltd., Class A, Series
2018-1, 4.46%, 12/15/38(b) 114,867
72,711 Horizon Aircraft Finance II, Ltd., Class A, Series
2019-1, 3.72%, 7/15/39(b) 70,294
Principal Amount Value
Asset Backed Securities, continued
$ 74,813 Jersey Mike's Funding LLC, Class A2, Series 2024-
1A, 5.64%, 2/15/55, Callable 2/15/29 @ 100(b) $ 75,551
142,223 Planet Fitness Master Issuer LLC, Class A2II, Series
2022-1A, 4.01%, 12/5/51, Callable 12/5/27 @
100(b) 131,254
138,915 Planet Fitness Master Issuer LLC, Class A2, Series
2019-1A, 3.86%, 12/5/49, Callable 12/5/25 @
100(b) 132,160
261,161 Project Silver, Class A, Series 2019-1, 3.97%,
7/15/44(b) 253,487
164,175 Subway Funding LLC, Class A2I, Series 2024-1A,
6.03%, 7/30/54, Callable 7/30/27 @ 100(b) 166,074
116,415 Subway Funding LLC, Class A23, Series 2024-3A,
5.91%, 7/30/54, Callable 7/30/30 @ 100(b) 115,914
57,710 Subway Funding LLC, Class A2II, Series 2024-3A,
5.57%, 7/30/54, Callable 7/30/28 @ 100(b) 57,395
121,390 Subway Funding LLC, Class A2I, Series 2024-3A,
5.25%, 7/30/54, Callable 7/30/27 @ 100(b) 120,421
97,510 Subway Funding LLC, Class A2II, Series 2024-1A,
6.27%, 7/30/54, Callable 7/30/28 @ 100(b) 99,721
85,570 Subway Funding LLC, Class A23, Series 2024-1A,
6.51%, 7/30/54, Callable 7/30/30 @ 100(b) 87,543
194,468 Thunderbolt II Aircraft Lease, Ltd., Class A, Series
2018-A, 4.15%, 9/15/38(b)(c) 192,524
195,247 Volofin Finance Designated Activity Co., Class A,
Series 2024-1A, 5.94%, 6/15/37(b) 197,846
250,000 Willis Engine Structured Trust VIII, Class A, Series
2025-A, 5.58%, 6/15/50(b) 252,813
Total Asset Backed Securities (Cost $4,021,232) 3,977,369
Collateralized Mortgage Obligations (7.4%):
250,000 Aimco CLO 11, Ltd., Class A1R2, Series 2020-11A,
5.62%(TSFR3M+134bps), 7/17/37, Callable
10/17/26 @ 100(b) 250,687
273,000 Allegro CLO XIII, Ltd., Class A, Series 2021-1A,
5.67%(TSFR3M+140bps), 7/20/34, Callable
7/20/25 @ 100(b) 273,328
150,000 Allegro CLO XV, Ltd., Class A1R, Series 2022-1A,
5.49%(TSFR3M+118bps), 4/20/38, Callable
4/20/27 @ 100(b) 149,430
250,000 Ares LIV CLO Ltd., Class AR2, Series
2019-54A(TSFR3M+131bps), 7/15/38(b) 250,000
100,000 Ares LVIII CLO, Ltd., Class A1R2, Series 2020-58A,
5.53%(TSFR3M+124bps), 4/15/38, Callable
4/15/27 @ 100(b) 100,027
250,000 Barings CLO, Ltd., Class AR, Series 2020-4A,
5.64%(TSFR3M+137bps), 10/20/37, Callable
10/20/26 @ 100(b) 250,363
250,000 Blueberry Park CLO, Ltd., Class A, Series 2024-1A,
5.62%(TSFR3M+135bps), 10/20/37, Callable
10/20/26 @ 100(b) 249,863
250,000 Carlyle US CLO, Ltd., Class A1R, Series 2021-10A,
5.58%(TSFR3M+131bps), 1/20/38, Callable
1/20/27 @ 100(b) 249,995
336,000 Cedar Funding VI CLO, Ltd., Class ARR, Series 2016-
6A, 5.58%(TSFR3M+131bps), 4/20/34, Callable
7/20/25 @ 100(b) 336,806

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 264,000 Cedar Funding X CLO, Ltd., Class AR2, Series 2019-
10A, 5.63%(TSFR3M+136bps), 10/20/37, Callable
10/20/26 @ 100(b) $ 264,384
100,000 Cedar Funding XII CLO, Ltd., Class ARR, Series
2020-12A, 5.46%(TSFR3M+120bps), 1/25/38,
Callable 1/25/27 @ 100(b) 100,002
387,000 Cedar Funding XV CLO, Ltd., Class A, Series 2022-
15A, 5.59%(TSFR3M+132bps), 4/20/35, Callable
7/20/25 @ 100(b) 386,871
328,000 Columbia Cent CLO 29, Ltd., Class AR, Series 2020-
29A, 5.70%(TSFR3M+143bps), 10/20/34, Callable
7/20/25 @ 100(b) 328,020
250,000 Dryden 98 CLO, Ltd., Class A, Series 2022-98A,
5.57%(TSFR3M+130bps), 4/20/35, Callable
7/20/25 @ 100(b) 249,758
378,000 Eaton Vance CLO, Ltd., Class AR2, Series 2020-2A,
5.64%(TSFR3M+138bps), 10/15/37, Callable
7/15/26 @ 100(b) 377,984
250,000 Eaton Vance CLO, Ltd., Class AR2, Series 2019-1A,
5.77%(TSFR3M+151bps), 7/15/37, Callable
7/15/26 @ 100(b) 251,552
250,000 Eaton Vance CLO, Ltd., Class A13R, Series 2013-
1A, 5.77%(TSFR3M+151bps), 1/15/34, Callable
7/15/25 @ 100(b) 250,171
250,000 Flatiron CLO 21, Ltd., Class A1R, Series 2021-1A,
5.63%(TSFR3M+136bps), 10/19/37, Callable
10/19/26 @ 100(b) 250,361
250,000 Flatiron CLO 26, Ltd., Class A, Series 2024-4A,
5.59%(TSFR3M+133bps), 1/15/38, Callable
1/15/27 @ 100(b) 250,758
150,000 Flatiron RR CLO 30, Ltd., Class A1, Series 2025-
30A, 5.44%(TSFR3M+116bps), 4/15/38, Callable
4/15/27 @ 100(b) 149,395
250,000 Green Lakes Park CLO LLC, Class ARR, Series 2025-
1A, 5.46%(TSFR3M+118bps), 1/25/38, Callable
1/25/27 @ 100(b) 249,064
250,000 Hamlin Park CLO, Ltd., Class A, Series 2024-1A,
5.61%(TSFR3M+134bps), 10/20/37, Callable
10/20/26 @ 100(b) 249,948
250,000 Invesco CLO, Ltd., Class A, Series 2021-3A,
5.66%(TSFR3M+139bps), 10/22/34, Callable
7/22/25 @ 100(b) 250,398
250,000 Lakeside Park CLO, Ltd., Class A, Series 2025-1A,
5.41%(TSFR3M+115bps), 4/15/38, Callable
4/15/27 @ 100(b) 249,195
369,000 Madison Park Funding LII, Ltd., Class A, Series
2021-52A, 5.63%(TSFR3M+136bps), 1/22/35,
Callable 7/22/25 @ 100(b) 369,011
100,000 Magnetite Xlv, Ltd., Class A1, Series 2025-45A,
5.43%(TSFR3M+115bps), 4/15/38, Callable
4/15/27 @ 100(b) 99,514
250,000 Magnetite XXVI, Ltd., Class AR2, Series 2020-26A,
5.42%(TSFR3M+115bps), 1/25/38, Callable
1/25/27 @ 100(b) 249,007
250,000 Magnetite XXVIII, Ltd., Class A1RR, Series 2020-
28A, 5.50%(TSFR3M+124bps), 1/15/38, Callable
1/15/27 @ 100(b) 250,054
400,000 Magnetite XXX, Ltd., Class AR, Series 2021-30A,
5.63%(TSFR3M+135bps), 10/25/37, Callable
10/25/26 @ 100(b) 400,954
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 250,000 Magnetite XXXVI, Ltd., Class AR, Series 2023-36A,
5.64%(TSFR3M+132bps), 7/25/38, Callable
7/25/27 @ 100(b) $ 250,812
107,000 Morgan Stanley Eaton Vance CLO, Ltd., Class
A1, Series 2025-21A, 5.28%(TSFR3M+117bps),
4/15/38, Callable 4/15/27 @ 100(b) 106,586
250,000 OHA Credit Funding 4, Ltd., Class AR2, Series 2019-
4A, 5.56%(TSFR3M+129bps), 1/22/38, Callable
1/22/27 @ 100(b) 250,501
250,000 OHA Credit Partners VII, Ltd., Class AR4, Series
2012-7A, 5.46%(TSFR3M+114bps), 2/20/38,
Callable 2/20/27 @ 100(b) 249,181
250,000 Palmer Square Loan Funding, Ltd., Class A1, Series
2025-1A, 5.12%(TSFR3M+80bps), 2/15/33,
Callable 5/15/26 @ 100(b) 248,238
250,000 Palmer Square Loan Funding, Ltd., Class A1, Series
2025-2A(TSFR3M+94bps), 7/15/33(b) 250,000
420,000 RR 7, Ltd., Class A1AB, Series 2019-7A,
5.60%(TSFR3M+134bps), 1/15/37, Callable
7/15/25 @ 100(b) 420,098
250,000 Sixth Street CLO XX, Ltd., Class A1R, Series
2021-20A(TSFR3M+132bps), 7/17/38(b) 250,000
288,892 Symphony CLO XXVI, Ltd., Class AR, Series 2021-
26A, 5.61%(TSFR3M+134bps), 4/20/33, Callable
7/20/25 @ 100(b) 289,163
250,000 Voya CLO, Ltd., Class A1RR, Series 2020-2A,
5.59%(TSFR3M+131bps), 1/20/38, Callable
1/20/27 @ 100(b) 250,203
Total Collateralized Mortgage Obligations (Cost $9,900,892) 9,901,682
Collateralized Mortgage Backed Securities (4.9%):
100,000 BAMLL Commercial Mortgage Securities Trust, Class
BNM, Series 2019-BPR, 3.47%, 11/5/32(b) 92,238
212,504 BAMLL Commercial Mortgage Securities Trust, Class
ANM, Series 2019-BPR, 3.11%, 11/5/32(b) 197,221
90,691 BAMLL Commercial Mortgage Securities Trust, Class
C, Series 2022-DKLX, 6.46%(TSFR1M+215bps),
1/15/39(b) 89,882
205,868 BAMLL Commercial Mortgage Securities Trust, Class
A, Series 2022-DKLX, 5.46%(TSFR1M+115bps),
1/15/39(b) 205,215
94,883 BLP Commercial Mortgage Trust, Class A, Series
2024-IND2, 5.65%(TSFR1M+134bps), 3/15/41(b) 94,987
100,000 BMP, Class A, Series 2024-MF23,
5.68%(TSFR1M+137bps), 6/15/41(b) 100,116
100,000 BMP, Class B, Series 2024-MF23,
5.95%(TSFR1M+164bps), 6/15/41(b) 100,114
30,007 BX Commercial Mortgage Trust, Class A, Series
2024-GPA3, 5.60%(TSFR1M+129bps), 12/15/39(b) 30,035
121,100 BX Commercial Mortgage Trust, Class B, Series
2022-LP2, 5.62%(TSFR1M+131bps), 2/15/39(b) 120,876
71,601 BX Commercial Mortgage Trust, Class B, Series
2023-XL3, 6.50%(TSFR1M+219bps), 12/9/40(b) 71,739
71,601 BX Commercial Mortgage Trust, Class C, Series
2023-XL3, 6.95%(TSFR1M+264bps), 12/9/40(b) 71,759
71,601 BX Commercial Mortgage Trust, Class A, Series
2023-XL3, 6.07%(TSFR1M+176bps), 12/9/40(b) 71,741
94,697 BX Commercial Mortgage Trust, Class B, Series
2024-XL4, 6.10%(TSFR1M+179bps), 2/15/39(b) 94,891

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Backed Securities, continued
$ 245,558 BX Commercial Mortgage Trust, Class A, Series
2024-XL5, 5.70%(TSFR1M+139bps), 3/15/41(b) $ 245,823
77,708 BX Commercial Mortgage Trust, Class C, Series
2024-XL5, 6.25%(TSFR1M+194bps), 3/15/41(b) 77,816
121,100 BX Commercial Mortgage Trust, Class C, Series
2022-LP2, 5.87%(TSFR1M+156bps), 2/15/39(b) 120,797
128,510 BX Commercial Mortgage Trust, Class A, Series
2024-MDHS, 5.95%(TSFR1M+164bps), 5/15/41(b) 128,652
131,629 BX Commercial Mortgage Trust, Class A, Series
2024-XL4, 5.75%(TSFR1M+144bps), 2/15/39(b) 131,814
195,000 BX Commercial Mortgage Trust, Class A, Series
2025-SPOT, 5.76%(TSFR1M+144bps), 4/15/40(b) 194,939
188,392 BX Commercial Mortgage Trust, Class A, Series
2019-IMC, 5.36%(TSFR1M+105bps), 4/15/34(b) 186,998
266,000 BX Commercial Mortgage Trust, Class B, Series
2019-IMC, 5.66%(TSFR1M+135bps), 4/15/34(b) 262,542
176,000 BX Commercial Mortgage Trust, Class C, Series
2019-IMC, 5.96%(TSFR1M+165bps), 4/15/34(b) 173,160
185,000 BX Commercial Mortgage Trust, Class D, Series
2019-IMC, 6.26%(TSFR1M+195bps), 4/15/34(b) 181,558
77,708 BX Commercial Mortgage Trust, Class B, Series
2024-XL5, 6.00%(TSFR1M+169bps), 3/15/41(b) 77,817
121,100 BX Commercial Mortgage Trust, Class D, Series
2022-LP2, 6.27%(TSFR1M+196bps), 2/15/39(b) 120,796
100,000 BX Mortgage Trust, Class C, Series 2021-PAC,
5.53%(TSFR1M+121bps), 10/15/36(b) 99,436
302,000 BX Mortgage Trust, Class E, Series 2021-PAC,
6.37%(TSFR1M+206bps), 10/15/36(b) 300,489
100,000 BX Mortgage Trust, Class D, Series 2021-PAC,
5.72%(TSFR1M+141bps), 10/15/36(b) 99,373
32,200 BX Trust, Class C, Series 2022-IND,
6.60%(TSFR1M+229bps), 4/15/37(b) 32,238
100,000 BX Trust, Class A, Series 2025-TAIL,
5.71%(TSFR1M+140bps), 6/15/35(b) 100,178
83,924 BX Trust, Class C, Series 2024-CNYN,
6.25%(TSFR1M+194bps), 4/15/41(b) 84,044
83,924 BX Trust, Class B, Series 2024-CNYN,
6.00%(TSFR1M+169bps), 4/15/41(b) 84,045
167,849 BX Trust, Class A, Series 2024-CNYN,
5.75%(TSFR1M+144bps), 4/15/41(b) 168,094
27,300 BX Trust, Class D, Series 2022-IND,
7.15%(TSFR1M+284bps), 4/15/37(b) 27,351
99,000 BX Trust 2025-DIME, Class A, Series 2025-DIME,
5.46%(TSFR1M+115bps), 2/15/35(b) 98,583
256,000 BX Trust 2025-ROIC, Class A, Series 2025-ROIC,
5.46%(TSFR1M+114bps), 3/15/30(b) 254,400
38,000 BX Trust 2025-ROIC, Class B, Series 2025-ROIC,
5.71%(TSFR1M+139bps), 3/15/30(b) 37,715
53,000 BX Trust 2025-ROIC, Class C, Series 2025-ROIC,
5.86%(TSFR1M+154bps), 3/15/30(b) 52,537
137,000 CSMC Trust, Class D, Series 2017-PFHP,
6.61%(TSFR1M+230bps), 12/15/30(b) 126,731
100,000 DTP Commercial Mortgage Trust, Class A, Series
2023-STE2, 6.04%, 1/15/41(b)(c) 102,447
115,793 Extended Stay America Trust, Class D, Series 2021-
ESH, 6.68%(TSFR1M+236bps), 7/15/38(b) 115,801
85,773 Extended Stay America Trust, Class C, Series 2021-
ESH, 6.13%(TSFR1M+181bps), 7/15/38(b) 85,777
100,000 GS Mortgage Securities Corp. Trust, Class B, Series
2021-IP, 5.58%(TSFR1M+126bps), 10/15/36(b) 99,387
Principal Amount Value
Collateralized Mortgage Backed Securities, continued
$ 97,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class DFX, Series 2018-WPT, 5.35%,
7/5/33(b) $ 62,230
63,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class CFX, Series 2018-WPT, 4.95%,
7/5/33(b) 47,991
70,000 Life Mortgage Trust, Class D, Series 2021-BMR,
5.83%(TSFR1M+151bps), 3/15/38(b) 69,479
194,000 Life Mortgage Trust, Class C, Series 2022-BMR2,
6.40%(TSFR1M+209bps), 5/15/39, Callable
5/15/26 @ 100(b) 174,682
70,000 Life Mortgage Trust, Class E, Series 2021-BMR,
6.18%(TSFR1M+186bps), 3/15/38(b) 69,310
173,000 Life Mortgage Trust, Class D, Series 2022-BMR2,
6.85%(TSFR1M+254bps), 5/15/39, Callable
5/15/26 @ 100(b) 154,277
10,680 Life Mortgage Trust, Class C, Series 2021-BMR,
5.53%(TSFR1M+121bps), 3/15/38(b) 10,620
80,000 OPEN Trust, Class B, Series 2023-AIR,
8.15%(TSFR1M+384bps), 11/15/40(b) 80,041
25,737 OPEN Trust, Class A, Series 2023-AIR,
7.40%(TSFR1M+309bps), 11/15/40(b) 25,744
103,000 SPGN Mortgage Trust, Class B, Series 2022-TFLM,
6.31%(TSFR1M+200bps), 2/15/39, Callable
2/15/26 @ 100(b) 100,963
53,000 SPGN Mortgage Trust, Class C, Series 2022-TFLM,
6.96%(TSFR1M+265bps), 2/15/39, Callable
2/15/26 @ 100(b) 51,425
83,884 SREIT Trust, Class D, Series 2021-MFP,
6.00%(TSFR1M+169bps), 11/15/38(b) 83,830
122,471 SREIT Trust, Class C, Series 2021-MFP,
5.76%(TSFR1M+144bps), 11/15/38(b) 122,394
100,000 TCO Commercial Mortgage Trust, Class C, Series
2024-DPM, 6.30%(TSFR1M+199bps), 12/15/39(b) 99,767
100,000 TCO Commercial Mortgage Trust, Class B, Series
2024-DPM, 5.90%(TSFR1M+159bps), 12/15/39(b) 99,888
106,000 TCO Commercial Mortgage Trust, Class A, Series
2024-DPM, 5.55%(TSFR1M+124bps), 12/15/39(b) 105,969
20,000 VLS Commercial Mortgage Trust, Class B, Series
2020-LAB, 2.45%, 10/10/42(b) 16,126
Total Collateralized Mortgage Backed Securities (Cost $6,728,657) 6,586,888
Convertible Bonds (0.2%):
Electric Utilities (0.0%
†
):
14,000 PG&E Corp, 4.25%, 12/1/27 13,850
Electronic Equipment, Instruments & Components (0.0%
†
):
19,000 MKS, Inc., 1.25%, 6/1/30 18,574
IT Services (0.1%):
54,000 Redfin Corp., 0.50%, 4/1/27 48,330
16,000 Riot Platforms, Inc., 0.75%, 1/15/30(b) 16,716
65,046
Media (0.1%):
56,845 EchoStar Corp., 3.88%, 11/30/30 66,667
Oil, Gas & Consumable Fuels (0.0%
†
):
10,000 Golar LNG, Ltd., 2.75%, 12/15/30(b) 10,256
Semiconductors & Semiconductor Equipment (0.0%
†
):
14,000 On Semiconductor Corp., -8.48%, 5/1/27 16,474

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Convertible Bonds, continued
Semiconductors & Semiconductor Equipment, continued
$ 78,000 Wolfspeed, Inc., 1.88%, 12/1/29(d) $ 19,500
35,974
Software (0.0%
†
):
4,000 Core Scientific, Inc., 3.00%, 9/1/29(b) 6,931
29,000 Core Scientific, Inc., 0.00%, 6/15/31(b) 31,537
38,468
Total Convertible Bonds (Cost $246,526) 248,835
Bank Loans (0.9%):
Capital Markets (0.0%
†
):
20,000 Restaurant Technologies Term B 1LN, 8.57% (Term
SOFR+425bps), 4/2/29(b) 19,796
Chemicals (0.0%
†
):
19,975 Hexion Term 1Ln, 8.32% (Term SOFR+400bps),
3/15/29(b) 19,921
5,000 Hexion Term 2Ln, 11.76% (Term
SOFR+743.75bps), 3/15/30(b) 4,881
15,000 Natgasoline Term B 1Ln, 9.82% (Term
SOFR+550bps), 3/29/30(b) 14,869
39,671
Construction Materials (0.0%
†
):
13 Oldcastle Buildingenvelope Term B 1Ln, 8.57%
(Term SOFR+425bps), 4/29/29(b) 12
Consumer Finance (0.1%):
54,687 United Planet Fitness Term 1Ln, 8.32% (Term
SOFR+400bps), 12/30/26(b) 52,554
Consumer Staples Distribution & Retail (0.0%
†
):
26,367 TKC Holdings Term 1Ln, 16.33% (LIBOR+1200bps),
2/15/27(b) 24,587
Distributors (0.1%):
4,987 US LBM Term B 1Ln, 8.07% (Term SOFR+375bps),
12/17/27(b) 4,911
54,358 US LBM Term B 1Ln, 8.07% (Term SOFR+375bps),
6/6/31(b) 53,523
58,434
Diversified Consumer Services (0.0%
†
):
2,351 Ascend Learning Term 2Ln, 10.07% (Term
SOFR+575bps), 12/10/29(b) 2,351
24,962 Prince Term 1Ln, 8.57% (Term SOFR+425bps),
4/23/29(b) 21,744
24,095
Diversified Telecommunication Services (0.1%):
10,000 Altice USA Term B6 1Ln, 8.82% (Term
SOFR+450bps), 1/18/28(b) 9,850
15,389 Brightspeed Term B-Dd 1Ln, 4.32% (Term
SOFR+0bps), 4/3/31+(b) 14,103
19,611 Brightspeed Term B-Dd 1Ln, 8.57% (Term
SOFR+425bps), 4/3/31(b) 17,971
10,000 Lumen Technologies Term B1 1Ln, 6.67% (Term
SOFR+235bps), 4/16/29(b) 9,866
20,000 Lumen Technologies Term B2 1Ln Super Priority,
6.67% (Term SOFR+235bps), 4/15/30(b) 19,728
71,518
Principal Amount Value
Bank Loans, continued
Energy Equipment & Services (0.1%):
$ 93,975 New Fortress Energy Term B 1Ln, 9.82% (Term
SOFR+550bps), 10/30/28(b) $ 50,538
Financial Services (0.0%
†
):
5,000 Level 3 Term B 1Ln, 8.57% (Term SOFR+425bps),
3/29/32(b) 5,051
24,936 SFR Term B14 1Ln, 9.82% (Term SOFR+550bps),
8/15/28(b) 22,533
15,000 Whp Term B 1Ln, 9.07% (Term SOFR+475bps),
2/20/32(b) 14,978
42,562
Health Care Equipment & Supplies (0.0%
†
):
5,000 Bausch & Lomb Term B 1Ln, 4.32% (Term
SOFR+0bps), 12/18/30(b) 5,003
Health Care Providers & Services (0.1%):
29,130 Cano Health Term 1Ln, 13.82% (Term
SOFR+950bps), 6/28/29(b) 23,668
10,000 Help At Home Term 1Ln, 9.32% (Term
SOFR+500bps), 9/24/31(b) 9,684
20,077 Radiology Partners Term B 1Ln, 9.32% (Term
SOFR+500bps), 1/31/29(b) 20,038
53,390
Hotels, Restaurants & Leisure (0.0%
†
):
10,000 Golden Nugget Term 1Ln, 7.82% (Term
SOFR+350bps), 1/27/29(b) 9,983
8,416 Sizzling Platter Term 1Ln, 9.32% (Term
SOFR+500bps), 6/25/32(b) 8,163
1,584 Sizzling Platter Term DD 1Ln, 4.32% (Term
SOFR+0bps), 6/25/32(b) 1,537
15,000 The Travel Corp. Term B 1Ln, 9.07% (Term
SOFR+475bps), 10/31/31(b) 14,637
34,320
Household Durables (0.1%):
69,457 CSC ServiceWorks Term B 1Ln, 8.32% (Term
SOFR+400bps), 3/4/28(b) 60,775
34,992 Traeger Grills Term B 1Ln, 7.57% (Term
SOFR+325bps), 6/29/28(b) 31,118
4,974 Weber-Stephen Products Term B 1Ln, 8.57% (Term
SOFR+425bps), 10/30/27(b) 4,951
24,889 Weber-Stephen Products Term B 1Ln, 7.57% (Term
SOFR+325bps), 10/30/27(b) 24,685
121,529
Industrial Conglomerates (0.0%
†
):
24,850 Brandsafway Term B 1Ln, 8.82% (Term
SOFR+450bps), 8/1/30(b) 20,700
Insurance (0.0%
†
):
24,898 Asurion Term B10 1Ln, 8.32% (Term
SOFR+400bps), 8/19/28(b) 24,528
21,000 Asurion Term B3 2Ln, 9.57% (Term
SOFR+525bps), 1/31/28(b) 20,029
44,557
Interactive Media & Services (0.0%
†
):
24,826 Constant Contact Term B 1Ln, 8.32% (Term
SOFR+400bps), 2/10/28(b) 23,709

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Bank Loans, continued
Interactive Media & Services, continued
$ 1,000 Constant Contact, Inc. Term B 2Ln, 4.32% (Term
SOFR+0bps), 2/12/29(b) $ 851
24,560
Media (0.0%
†
):
22,479 COX Media Group Term B2 1Ln, 7.82% (Term
SOFR+350bps), 6/18/29(b) 21,723
5,000 Nielsen Holdings Term A 1Ln, 9.07% (Term
SOFR+475bps), 10/11/28(b) 4,698
10,972 Twitter Term B1 1Ln, 10.82% (Term
SOFR+650bps), 10/26/29(b) 10,708
37,129
Metals & Mining (0.0%
†
):
24,577 American Rock Salt Term 1Ln, 8.32% (Term
SOFR+400bps), 6/9/28(b) 19,943
5,034 American Rock Salt Term 1Ln, 11.32% (Term
SOFR+700bps), 6/12/28(b) 5,034
3,085 American Rock Salt Term 1Ln DD, 11.32% (Term
SOFR+700bps), 6/12/28+(b) 3,085
28,062
Multi-Utilities (0.0%
†
):
24,922 Club Car Term 1Ln, 8.32% (Term SOFR+400bps),
6/1/28(b) 24,403
Oil, Gas & Consumable Fuels (0.0%
†
):
19,987 Consolidated Energy Term B 1Ln, 8.82% (Term
SOFR+450bps), 11/15/30(b) 18,838
4,988 CVR Energy Term B 1Ln, 8.32% (Term
SOFR+400bps), 12/30/27(b) 4,979
23,817
Paper & Forest Products (0.0%
†
):
25,000 Ahlstrom Term B 1Ln, 4.32% (Term SOFR+0bps),
5/22/30(b) 24,906
Pharmaceuticals (0.1%):
70,000 Bausch Health Term B 1Ln, 10.57% (Term
SOFR+625bps), 10/8/30(b) 67,364
19,900 Lonza Specialty Ingredients Term B 1Ln, 8.25%
(Term SOFR+392.5bps), 7/3/28(b) 18,100
85,464
Professional Services (0.0%
†
):
30,000 X Term 1Ln, 4.32% (Term SOFR+0bps),
10/26/29(b) 29,150
Semiconductors & Semiconductor Equipment (0.0%
†
):
11,765 Wolfspeed, Inc. PIK VAR, 4.32% (Term
SOFR+0bps), 6/23/30(b) 11,457
23,334 Wolfspeed, Inc. PIK VAR, 4.32% (Term
SOFR+0bps), 6/23/30+(b) 22,722
34,179
Software (0.2%):
6,000 Darktrace Term 2Ln, 4.32% (Term SOFR+0bps),
10/9/32(b) 5,945
76,000 Digicert Term 1Ln, 8.32% (Term SOFR+400bps),
10/16/26(b) 75,208
1,239 Finastra CAN TL, 11.57% (Term SOFR+725bps),
9/13/29 1,240
53,073 Finastra US TL Term 1Ln, 11.57% (Term
SOFR+725bps), 9/13/29(b) 53,073
Principal Amount Value
Bank Loans, continued
Software, continued
$ 4,183 ION Analytics Term 1Ln, 8.07% (Term
SOFR+375bps), 2/16/28(b) $ 4,184
40,000 M2s Group Term B 1Ln, 9.07% (Term
SOFR+475bps), 8/25/31(b) 38,600
16,000 Solera Term B 1Ln, 8.07% (Term SOFR+375bps),
6/2/28(b) 15,576
10,000 Solera Term PIK Term 2Ln, 13.32% (Term
SOFR+900bps), 6/4/29(b) 9,681
203,507
Specialty Retail (0.0%
†
):
802 At Home Group, Inc. Term A, 4.32% (Term
SOFR+0bps), 10/17/25(b) 691
1,149 At Home Group, Inc. Term A, 4.33% (LIBOR+0bps),
10/17/25+(b) 1,149
13 Mavis Tire Term B 1Ln, 7.32% (Term
SOFR+300bps), 5/4/28(b) 13
10,000 Staples Term B 1Ln, 10.07% (Term SOFR+575bps),
9/4/29(b) 9,207
11,060
Technology Hardware, Storage & Peripherals (0.0%
†
):
30,000 SanDisk Term B 1Ln, 7.32% (Term SOFR+300bps),
2/20/32(b) 29,812
Textiles, Apparel & Luxury Goods (0.0%
†
):
9,821 Tory Burch Term B 1Ln, 7.57% (Term
SOFR+325bps), 4/16/28(b) 9,760
Trading Companies & Distributors (0.0%
†
):
11,000 Foundation Building Materials Term 1Ln, 7.57%
(Term SOFR+325bps), 1/31/28(b) 10,849
Total Bank Loans (Cost $1,262,281) 1,239,924
Corporate Bonds (24.2%):
Aerospace & Defense (0.4%):
10,000 Boeing Co. (The), 6.30%, 5/1/29, Callable 4/1/29
@ 100 10,550
214,000 Boeing Co. (The), 5.15%, 5/1/30, Callable 2/1/30
@ 100 217,708
28,000 Boeing Co. (The), 6.39%, 5/1/31, Callable 3/1/31
@ 100 30,091
29,000 Boeing Co. (The), 6.53%, 5/1/34, Callable 2/1/34
@ 100 31,488
100,000 Boeing Co. (The), 5.71%, 5/1/40, Callable 11/1/39
@ 100 98,900
44,000 Boeing Co. (The), 6.86%, 5/1/54, Callable 11/1/53
@ 100 48,272
65,000 TransDigm, Inc., 6.38%, 3/1/29, Callable 3/1/26 @
103.19(b) 66,381
35,000 TransDigm, Inc., 6.00%, 1/15/33, Callable 9/15/27
@ 103(b) 35,000
35,000 TransDigm, Inc., 6.38%, 5/31/33, Callable 5/31/28
@ 103.19(b) 35,044
573,434
Air Freight & Logistics (0.0%
†
):
15,000 Azorra Finance, Ltd., 7.25%, 1/15/31, Callable
7/15/27 @ 103.63(b) 15,281

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Air Freight & Logistics, continued
$ 15,000 Clue Opco LLC, 9.50%, 10/15/31, Callable 10/15/26
@ 104.75^(b) $ 15,825
31,106
Automobile Components (0.1%):
5,000 Clarios Global LP/Clarios US Finance Co., 6.75%,
2/15/30, Callable 2/15/27 @ 103.38(b) 5,200
15,000 MIWD Holdco II LLC/MIWD Finance Corp., 5.50%,
2/1/30, Callable 8/2/25 @ 102.75(b) 14,213
20,000 Patrick Industries, Inc., 6.38%, 11/1/32, Callable
11/1/27 @ 103.19(b) 20,050
16,000 Rivian Holdings LLC/Rivian LLC/Rivian Automotive
LLC, 10.00%, 1/15/31, Callable 1/15/28 @ 105(b) 15,720
15,000 ZF North America Capital, Inc., 6.88%, 4/23/32,
Callable 2/23/32 @ 100(b) 13,856
69,039
Banks (3.8%):
128,000 Bank of America Corp., 4.45%, 3/3/26 127,680
269,000 Bank of America Corp., 4.62% (SOFR), 5/9/29,
Callable 5/9/28 @ 100 270,354
790,000 Bank of America Corp., 5.02% (SOFR), 7/22/33,
Callable 7/22/32 @ 100 797,090
770,000 Citigroup, Inc., 4.30%, 11/20/26 768,275
150,000 Citigroup, Inc., 4.91% (SOFR), 5/24/33, Callable
5/24/32 @ 100 149,243
100,000 Citizens Financial Group, Inc., 2.64%, 9/30/32,
Callable 7/2/32 @ 100 83,988
120,000 First-Citizens Bank & Trust Co., 6.13%, 3/9/28 124,500
91,000 JPMorgan Chase & Co., 5.10% (SOFR), 4/22/31,
Callable 4/22/30 @ 100 93,266
1,250,000 JPMorgan Chase & Co., 4.59% (SOFR), 4/26/33,
Callable 4/26/32 @ 100 1,237,505
108,000 JPMorgan Chase & Co., 5.57% (SOFR), 4/22/36,
Callable 4/22/35 @ 100 111,914
449,000 Wells Fargo & Co., 3.53% (SOFR), 3/24/28, Callable
3/24/27 @ 100 442,919
123,000 Wells Fargo & Co., 5.15% (SOFR), 4/23/31, Callable
4/23/30 @ 100 125,735
662,000 Wells Fargo & Co., 4.90% (SOFR), 7/25/33, Callable
7/25/32 @ 100 659,897
108,000 Wells Fargo & Co., 5.61% (SOFR), 4/23/36, Callable
4/23/35 @ 100 111,391
20,000 Western Alliance Bancorp, 3.00% (TSFR3M),
6/15/31, Callable 6/15/26 @ 100 18,456
5,122,213
Beverages (0.0%
†
):
10,000 Primo Water Holdings, Inc. Triton Water Holdings,
Inc., 6.25%, 4/1/29, Callable 8/2/25 @ 101.56(b) 10,013
Biotechnology (0.0%
†
):
4,000 Amgen, Inc., 5.25%, 3/2/30, Callable 1/2/30 @ 100 4,121
21,000 Emergent BioSolutions, Inc., 3.88%, 8/15/28,
Callable 7/18/25 @ 100.97(b) 16,695
20,816
Broadline Retail (0.0%
†
):
15,000 Kohl's Corp., 4.25%, 7/17/25 14,981
Building Products (0.1%):
15,000 Builders FirstSource, Inc., 4.25%, 2/1/32, Callable
8/1/26 @ 102.13(b) 13,838
Principal Amount Value
Corporate Bonds, continued
Building Products, continued
$ 50,000 Builders FirstSource, Inc., 6.75%, 5/15/35, Callable
5/15/30 @ 103.38(b) $ 51,312
14,000 Carrier Global Corp., 5.90%, 3/15/34, Callable
12/15/33 @ 100 14,860
8,000 Carrier Global Corp., 6.20%, 3/15/54, Callable
9/15/53 @ 100 8,534
20,000 Resideo Funding, Inc., 6.50%, 7/15/32, Callable
7/15/27 @ 103.25(b) 20,375
108,919
Capital Markets (1.9%):
71,000 Ares Strategic Income Fund, 5.45%, 9/9/28, Callable
8/9/28 @ 100(b) 70,830
58,000 Ares Strategic Income Fund, 5.80%, 9/9/30, Callable
8/9/30 @ 100(b) 58,185
25,000 BCPE Flavor Debt Merger Sub LLC and BCPE Flavor
Issuer, Inc., 9.50%, 7/1/32, Callable 7/1/28 @
104.75(b) 25,531
50,000 Beach Acquisition Bidco LLC, 10.00%, 7/15/33,
Callable 7/15/28 @ 103(b) 51,813
530,000 Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30,
Callable 12/15/29 @ 100 516,210
270,000 Goldman Sachs Group, Inc. (The), 3.10% (SOFR),
2/24/33, Callable 2/24/32 @ 100 242,365
90,000 Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37 98,756
23,000 HAH Group Holding Co. LLC, 9.75%, 10/1/31,
Callable 10/1/27 @ 104.88(b) 22,712
30,000 Jefferies Finance LLC/JFIN Co.-Issuer Corp., 6.63%,
10/15/31, Callable 10/15/27 @ 103.31(b) 29,768
20,000 Kronos Acquisition Holdings, Inc., 8.25%, 6/30/31,
Callable 6/30/27 @ 104.13(b) 18,150
14,000 Kronos Acquisition Holdings, Inc., 10.75%, 6/30/32,
Callable 6/30/27 @ 105.38(b) 10,185
20,000 MajorDrive Holdings IV LLC, 6.38%, 6/1/29, Callable
8/2/25 @ 101.59(b) 15,850
82,000 Morgan Stanley, 5.19% (SOFR), 4/17/31, Callable
4/17/30 @ 100 83,929
965,000 Morgan Stanley, 6.34% (SOFR), 10/18/33, Callable
10/18/32 @ 100 1,047,431
65,000 Morgan Stanley, 5.66% (SOFR), 4/17/36, Callable
4/17/35 @ 100 67,283
10,000 MPT Operating Partnership LP/MPT Finance Corp.,
4.63%, 8/1/29, Callable 7/13/25 @ 102.31 7,863
25,000 Olympus Water US Holding Corp., 7.25%, 6/15/31,
Callable 6/15/27 @ 103.63(b) 25,500
52,000 Sixth Street Specialty Lending, Inc., 6.13%, 3/1/29,
Callable 2/1/29 @ 100^ 53,155
15,000 Stonex Escrow Issuer LLC, 6.88%, 7/15/32, Callable
7/15/28 @ 103.44(b) 15,150
15,000 USA Compression Partners LP/USA Compression
Finance Corp., 7.13%, 3/15/29, Callable 3/15/26
@ 103.56(b) 15,300
2,475,966
Chemicals (0.6%):
40,000 Allied Universal Holdco LLC, 7.88%, 2/15/31,
Callable 2/15/27 @ 103.94(b) 41,800
15,000 Avient Corp., 6.25%, 11/1/31, Callable 9/15/27 @
103.13(b) 15,094

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Chemicals, continued
$ 71,000 Celanese US Holdings LLC, 6.85%, 11/15/28,
Callable 10/15/28 @ 100 $ 74,372
10,000 Celanese US Holdings LLC, 6.50%, 4/15/30, Callable
4/15/27 @ 103.25 10,191
72,000 Celanese US Holdings LLC, 7.05%, 11/15/30,
Callable 9/15/30 @ 100 75,600
30,000 Celanese US Holdings LLC, 6.75%, 4/15/33, Callable
4/15/28 @ 103.38^ 30,073
42,000 Celanese US Holdings LLC, 7.20%, 11/15/33,
Callable 8/15/33 @ 100 44,467
70,000 Chemours Co. (The), 5.75%, 11/15/28, Callable
7/13/25 @ 101.92(b) 65,013
15,000 Chemours Co. (The), 8.00%, 1/15/33, Callable
1/15/28 @ 104(b) 14,044
40,000 Entegris, Inc., 3.63%, 5/1/29, Callable 8/2/25 @
101.81(b) 37,600
50,000 Entegris, Inc., 5.95%, 6/15/30, Callable 7/13/25 @
102.98(b) 50,688
77,560 Kobe US Midco 2, Inc., 9.25%, 11/1/26, Callable
8/2/25 @ 100(b) 68,931
15,000 Mativ Holdings, Inc., 8.00%, 10/1/29, Callable
10/1/26 @ 104^(b) 13,575
20,000 Methanex US Operations, Inc., 6.25%, 3/15/32,
Callable 9/15/31 @ 100(b) 19,900
15,000 Olin Corp., 5.63%, 8/1/29, Callable 8/2/25 @
101.88 14,850
60,000 Olin Corp., 6.63%, 4/1/33, Callable 4/1/28 @
103.31(b) 58,950
45,000 Tronox, Inc., 4.63%, 3/15/29, Callable 8/2/25 @
101.16(b) 38,869
15,000 Vibrantz Technologies, Inc., 9.00%, 2/15/30,
Callable 8/2/25 @ 104.5(b) 10,125
35,000 WR Grace Holdings LLC, 5.63%, 8/15/29, Callable
8/2/25 @ 102.81(b) 31,631
15,000 WR Grace Holdings LLC, 7.38%, 3/1/31, Callable
3/1/26 @ 103.69(b) 15,375
731,148
Commercial Services & Supplies (0.3%):
15,000 ADT Security Corp. (The), 4.13%, 8/1/29, Callable
8/1/28 @ 100(b) 14,475
20,000 Allied Universal Holdco LLC/Allied Universal Finance
Corp., 6.88%, 6/15/30, Callable 6/15/27 @
103.44(b) 20,275
20,000 Aris Water Holdings LLC, 7.25%, 4/1/30, Callable
4/1/27 @ 103.63(b) 20,600
15,000 Beacon Mobility Corp., 7.25%, 8/1/30, Callable
8/1/27 @ 103.63(b) 15,300
5,000 Clean Harbors, Inc., 6.38%, 2/1/31, Callable 2/1/26
@ 103.19(b) 5,106
30,000 CoreCivic, Inc., 8.25%, 4/15/29, Callable 4/15/26
@ 104.13 31,800
10,000 Genesis Energy LP/Genesis Energy Finance Corp.,
7.88%, 5/15/32, Callable 5/15/27 @ 103.94 10,375
20,000 GEO Group, Inc. (The), 8.63%, 4/15/29, Callable
4/15/26 @ 104.31 21,175
20,000 GEO Group, Inc. (The), 10.25%, 4/15/31, Callable
4/15/27 @ 105.13 21,950
6,000 JH North America Holdings, Inc., 6.13%, 7/31/32,
Callable 7/31/28 @ 103.06(b) 6,097
Principal Amount Value
Corporate Bonds, continued
Commercial Services & Supplies, continued
$ 28,000 OT Midco, Inc., 10.00%, 2/15/30, Callable 2/15/27
@ 105(b) $ 22,295
63,000 Rand Parent LLC, 8.50%, 2/15/30, Callable 2/15/26
@ 104.25(b) 63,157
15,000 Reworld Holding Corp., 4.88%, 12/1/29, Callable
8/2/25 @ 102.44(b) 14,213
15,000 Safehold GL Holdings LLC, 2.85%, 1/15/32, Callable
8/15/31 @ 100 12,996
20,000 TKC Holdings, Inc., 6.88%, 5/15/28, Callable 8/2/25
@ 101.72(b) 19,875
25,000 TKC Holdings, Inc., 10.50%, 5/15/29, Callable
8/2/25 @ 102.63(b) 25,563
15,000 Waste Pro USA, Inc., 7.00%, 2/1/33, Callable
2/1/28 @ 103.5(b) 15,525
340,777
Construction & Engineering (0.1%):
80,000 Artera Services LLC, 8.50%, 2/15/31, Callable
2/15/27 @ 104.25(b) 66,400
15,000 Pike Corp., 8.63%, 1/31/31, Callable 1/31/27 @
104.31(b) 16,219
35,000 Railworks Holdings LP/Railworks Rally, Inc., 8.25%,
11/15/28, Callable 8/2/25 @ 104.13(b) 35,788
10,000 Williams Scotsman, Inc., 6.63%, 4/15/30, Callable
4/15/27 @ 103.31(b) 10,387
128,794
Construction Materials (0.0%
†
):
30,000 Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28,
Callable 8/2/25 @ 102(b) 29,850
20,000 Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31,
Callable 11/15/26 @ 104.44(b) 20,900
10,000 Star Holding LLC, 8.75%, 8/1/31, Callable 8/1/27
@ 104.38(b) 9,437
60,187
Consumer Finance (1.2%):
55,000 Ally Financial, Inc., Series B, 4.70% (H15T5Y),
Callable 5/15/26 @ 100 53,337
370,000 Ally Financial, Inc., 7.10%, 11/15/27, Callable
10/15/27 @ 100 388,958
22,000 Ally Financial, Inc., 5.74% (SOFRINDX), 5/15/29,
Callable 5/15/28 @ 100 22,384
19,000 Ally Financial, Inc., 5.54% (SOFRINDX), 1/17/31,
Callable 1/17/30 @ 100 19,211
40,000 Ally Financial, Inc., 6.65% (H15T5Y), 1/17/40,
Callable 1/17/35 @ 100 39,163
355,000 Capital One Financial Corp., 4.10%, 2/9/27, Callable
11/9/26 @ 100 353,233
275,000 Capital One Financial Corp., 5.25% (SOFR), 7/26/30,
Callable 7/26/29 @ 100 280,698
10,000 Navient Corp., 5.00%, 3/15/27, Callable 9/15/26
@ 100 9,925
15,000 Navient Corp., 4.88%, 3/15/28, Callable 6/15/27
@ 100 14,737
7,000 Navient Corp., 5.50%, 3/15/29, Callable 6/15/28
@ 100 6,825
15,000 Navient Corp., 7.88%, 6/15/32, Callable 9/15/31
@ 100 15,562
70,000 OneMain Finance Corp., 3.50%, 1/15/27, Callable
8/2/25 @ 100.88 68,512

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Consumer Finance, continued
$ 45,000 OneMain Finance Corp., 4.00%, 9/15/30, Callable
9/15/25 @ 102 $ 41,513
15,000 OneMain Finance Corp., 7.13%, 9/15/32, Callable
6/15/28 @ 103.56 15,469
14,000 PRA Group, Inc., 8.88%, 1/31/30, Callable 6/1/26
@ 104.44(b) 14,367
14,000 SLM Corp., 6.50%, 1/31/30, Callable 12/31/29 @
100 14,665
266,000 Synchrony Financial, 3.95%, 12/1/27, Callable
9/1/27 @ 100 261,054
1,619,613
Consumer Staples Distribution & Retail (0.1%):
45,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 3.50%, 3/15/29, Callable 8/2/25
@ 100.88(b) 42,694
45,000 C&S Group Enterprises LLC, 5.00%, 12/15/28,
Callable 8/2/25 @ 101.25(b) 40,612
20,000 KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution, Inc., 9.00%, 2/15/29,
Callable 2/15/26 @ 104.5(b) 20,675
20,000 Performance Food Group, Inc., 6.13%, 9/15/32,
Callable 9/15/27 @ 103.06(b) 20,400
10,000 US Foods, Inc., 4.63%, 6/1/30, Callable 8/2/25 @
102.31(b) 9,713
10,000 US Foods, Inc., 7.25%, 1/15/32, Callable 9/15/26
@ 103.63(b) 10,475
20,000 US Foods, Inc., 5.75%, 4/15/33, Callable 10/15/27
@ 102.88(b) 20,000
164,569
Containers & Packaging (0.2%):
39,000 Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance plc, 4.00%, 9/1/29,
Callable 8/2/25 @ 101(b) 35,587
20,000 Ball Corp., 6.00%, 6/15/29, Callable 5/15/26 @ 103 20,500
15,000 Clydesdale Acquisition Holdings, Inc., 6.63%,
4/15/29, Callable 8/2/25 @ 103.31(b) 15,225
50,000 Clydesdale Acquisition Holdings, Inc., 8.75%,
4/15/30, Callable 8/2/25 @ 104.38(b) 51,125
20,000 Clydesdale Acquisition Holdings, Inc., 6.75%,
4/15/32, Callable 4/15/28 @ 103.38(b) 20,425
20,000 Crown Americas LLC, 5.88%, 6/1/33, Callable
6/1/28 @ 102.94(b) 20,075
20,000 Graphic Packaging International LLC, 3.75%, 2/1/30,
Callable 8/1/29 @ 100(b) 18,700
25,000 Graphic Packaging International LLC, 6.38%,
7/15/32, Callable 5/15/27 @ 103.19(b) 25,531
29,000 Sealed Air Corp., 5.00%, 4/15/29, Callable 8/2/25
@ 102.5(b) 28,674
235,842
Distributors (0.0%
†
):
26,000 HBC US Holdings LLC, 11.00%, 12/15/29, Callable
12/15/26 @ 105.5(b) 9,815
Diversified Consumer Services (0.1%):
5,000 Service Corp. International, 5.75%, 10/15/32,
Callable 10/15/27 @ 102.88 5,037
20,000 Sotheby's, 7.38%, 10/15/27, Callable 7/13/25 @
100(b) 19,800
Principal Amount Value
Corporate Bonds, continued
Diversified Consumer Services, continued
$ 30,000 StoneMor, Inc., 8.50%, 5/15/29, Callable 8/2/25
@ 102.13(b) $ 27,713
15,000 Wand NewCo. 3, Inc., 7.63%, 1/30/32, Callable
1/30/27 @ 103.81(b) 15,769
45,000 Wayfair LLC, 7.25%, 10/31/29, Callable 10/31/26
@ 103.63(b) 45,000
53,000 Wayfair LLC, 7.75%, 9/15/30, Callable 9/15/27 @
103.88(b) 53,530
166,849
Diversified REITs (0.2%):
22,000 BCPE Ulysses Intermediate, Inc., 7.75%, 4/1/27,
Callable 8/2/25 @ 100(b) 21,120
22,000 BW Real Estate, Inc., 9.50% (H15T5Y), Callable
3/30/30 @ 100(b) 22,281
35,000 Piedmont Operating Partnership LP, 2.75%, 4/1/32,
Callable 1/1/32 @ 100^ 28,703
112,000 Store Capital LLC, 2.75%, 11/18/30, Callable
8/18/30 @ 100 98,684
26,000 Uniti Group, LP/Uniti Group Finance, Inc./CSL
Capital LLC, 10.50%, 2/15/28, Callable 9/15/25 @
105.25(b) 27,560
198,348
Diversified Telecommunication Services (0.5%):
16,000 ATP Tower Holdings/Andean Telecom Partners Chile
SpA/Andean Tower Partners C, 7.88%, 2/3/30,
Callable 2/3/27 @ 103.94(b) 16,200
15,000 Cogent Communications Group LLC/Cogent Finance,
Inc., 7.00%, 6/15/27, Callable 7/13/25 @ 101.75(b) 14,981
122,000 Discovery Communications LLC, 3.63%, 5/15/30,
Callable 2/15/30 @ 100 107,834
10,000 Viasat, Inc., 7.50%, 5/30/31, Callable 5/30/26 @
103.75(b) 8,650
91,000 Warnermedia Holdings, Inc., 3.76%, 3/15/27,
Callable 2/15/27 @ 100 88,498
64,000 Warnermedia Holdings, Inc., 4.05%, 3/15/29,
Callable 1/15/29 @ 100 59,440
110,000 Warnermedia Holdings, Inc., 4.28%, 3/15/32,
Callable 12/15/31 @ 100^ 81,812
155,000 Warnermedia Holdings, Inc., 5.05%, 3/15/42,
Callable 9/15/41 @ 100 100,363
234,000 Warnermedia Holdings, Inc., 5.14%, 3/15/52,
Callable 9/15/51 @ 100 144,202
45,000 Windstream Services LLC/Windstream Escrow
Finance Corp., 8.25%, 10/1/31, Callable 10/1/27
@ 104.13(b) 47,081
669,061
Electric Utilities (0.7%):
36,000 AES Corp. (The), 6.95% (H15T5Y), 7/15/55, Callable
4/15/30 @ 100 35,100
35,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 5.88%, 11/1/29, Callable 8/2/25 @
102.94(b) 34,475
130,000 Cleco Corporate Holdings LLC, 3.38%, 9/15/29,
Callable 6/15/29 @ 100 120,892
160,000 Duquesne Light Holdings, Inc., 2.78%, 1/7/32,
Callable 10/7/31 @ 100(b) 138,136
10,000 Edison International, Series B, 5.00% (H15T5Y),
Callable 12/15/26 @ 100^ 8,797

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 15,000 Edison International, 6.25%, 3/15/30, Callable
2/15/30 @ 100 $ 15,201
15,000 Edison International, 8.13% (H15T5Y), 6/15/53,
Callable 3/15/28 @ 100^ 14,475
15,000 Edison International, 7.88% (H15T5Y), 6/15/54,
Callable 3/15/29 @ 100^ 14,231
110,000 Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30
@ 100 108,140
15,000 NRG Energy, Inc., 5.75%, 1/15/28, Callable 7/18/25
@ 100.96 15,037
30,000 NRG Energy, Inc., 3.38%, 2/15/29, Callable 7/13/25
@ 100.84(b) 28,214
25,000 NRG Energy, Inc., 3.63%, 2/15/31, Callable 2/15/26
@ 101.81(b) 23,062
20,000 NRG Energy, Inc., 6.25%, 11/1/34, Callable 11/1/29
@ 103.13(b) 20,300
20,000 PacifiCorp, 7.38% (H15T5Y), 9/15/55, Callable
6/17/30 @ 100 20,800
26,000 PG&E Corp, 7.38% (H15T5Y), 3/15/55, Callable
12/15/29 @ 100 24,700
35,000 PG&E Corp., 5.25%, 7/1/30, Callable 7/13/25 @
102.63 33,338
100,000 Puget Energy, Inc., 4.10%, 6/15/30, Callable
3/15/30 @ 100 96,389
141,000 Puget Energy, Inc., 4.22%, 3/15/32, Callable
12/15/31 @ 100 132,604
70,000 Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable
7/13/25 @ 100(b) 69,913
25,000 Vistra Operations Co. LLC, 7.75%, 10/15/31,
Callable 10/15/26 @ 103.88(b) 26,562
980,366
Electrical Equipment (0.0%
†
):
20,000 WESCO Distribution, Inc., 6.38%, 3/15/33, Callable
3/15/28 @ 103.19(b) 20,600
Electronic Equipment, Instruments & Components (0.0%
†
):
40,000 Coherent Corp., 5.00%, 12/15/29, Callable 8/2/25
@ 102.5(b) 39,000
15,000 Insight Enterprises, Inc., 6.63%, 5/15/32, Callable
5/15/27 @ 103.31(b) 15,413
54,413
Energy Equipment & Services (0.1%):
20,000 Nabors Industries, Inc., 7.38%, 5/15/27, Callable
8/2/25 @ 101.84(b) 19,650
15,000 Nabors Industries, Inc., 8.88%, 8/15/31, Callable
8/15/27 @ 104.44^(b) 11,100
20,000 XPLR Infrastructure Operating Partners LP, 8.38%,
1/15/31, Callable 9/15/27 @ 104.19^(b) 21,300
22,000 XPLR Infrastructure Operating Partners LP, 8.63%,
3/15/33, Callable 3/15/28 @ 104.31^(b) 23,595
75,645
Entertainment (0.0%
†
):
40,000 ROBLOX Corp., 3.88%, 5/1/30, Callable 8/2/25 @
101.94(b) 37,650
Financial Services (2.1%):
5,000 Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/1/32,
Callable 7/1/28 @ 103.38(b) 5,069
Principal Amount Value
Corporate Bonds, continued
Financial Services, continued
$ 10,000 Acuris Finance U.S., Inc./Acuris Finance SARL,
5.00%, 5/1/28, Callable 8/2/25 @ 101.25(b) $ 9,475
20,000 Acuris Finance U.S., Inc./Acuris Finance SARL,
9.00%, 8/1/29, Callable 8/1/26 @ 104.5(b) 20,500
28,000 Air Lease Corp., Series C, 4.13% (H15T5Y), Callable
12/15/26 @ 100 27,141
25,000 APH Somerset Investor 2 LLC/APH2 Somerset
Investor 2 LLC/APH3 Somerset Investor 2 LLC,
7.88%, 11/1/29, Callable 11/1/26 @ 103.94(b) 25,437
10,000 Ascent Resources Utica Holdings LLC/ARU Finance
Corp., 6.63%, 10/15/32, Callable 10/15/27 @
103.31(b) 10,125
5,000 Ascent Resources Utica Holdings LLC/ARU Finance
Corp., 6.63%, 7/15/33, Callable 7/15/28 @
103.31(b) 5,050
224,000 Athene Global Funding, 5.34%, 1/15/27(b) 226,367
101,000 Athene Global Funding, 5.58%, 1/9/29(b) 103,582
150,000 Blackstone Private Credit Fund, 7.30%, 11/27/28,
Callable 10/27/28 @ 100 159,672
15,000 Block, Inc., 2.75%, 6/1/26, Callable 5/1/26 @ 100 14,625
25,000 Block, Inc., 3.50%, 6/1/31, Callable 3/1/31 @ 100 22,875
10,000 Champions Financing, Inc., 8.75%, 2/15/29, Callable
2/15/26 @ 104.38^(b) 9,600
190,000 Corebridge Financial, Inc., 3.65%, 4/5/27, Callable
3/5/27 @ 100 187,397
130,000 Corebridge Financial, Inc., 3.90%, 4/5/32, Callable
1/5/32 @ 100 121,990
70,000 Corebridge Financial, Inc., 4.40%, 4/5/52, Callable
10/5/51 @ 100 55,825
30,000 EMRLD Borrower LP/Emerald Co.-Issuer, Inc.,
6.63%, 12/15/30, Callable 6/15/26 @ 103.31(b) 30,638
60,000 Equitable Holdings, Inc., 4.57%, 2/15/29, Callable
11/15/28 @ 100(b) 59,668
15,000 HAT Holdings I LLC/HAT Holdings II LLC, 8.00%,
6/15/27, Callable 3/15/27 @ 100(b) 15,581
45,000 Hightower Holding LLC, 6.75%, 4/15/29, Callable
8/2/25 @ 101.69(b) 44,437
242,000 Hps Corporate Lending Fund, 5.45%, 1/14/28,
Callable 12/14/27 @ 100 242,686
17,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 6.25%, 5/15/26, Callable 8/2/25 @ 100 16,873
55,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100 53,281
10,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 10.00%, 11/15/29, Callable 5/15/29 @
100(b) 9,900
40,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 9.00%, 6/15/30, Callable 12/15/29 @ 100 37,500
70,000 Jackson Financial, Inc., 5.17%, 6/8/27, Callable
5/8/27 @ 100 70,830
17,000 Jackson Financial, Inc., 3.13%, 11/23/31, Callable
8/23/31 @ 100 15,051
76,000 Jackson Financial, Inc., 5.67%, 6/8/32, Callable
3/8/32 @ 100 77,471
20,000 Jane Street Group/JSG Finance, Inc., 4.50%,
11/15/29, Callable 8/2/25 @ 102.25(b) 19,350
30,000 Jane Street Group/JSG Finance, Inc., 6.13%,
11/1/32, Callable 11/1/27 @ 103.06(b) 30,150

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Financial Services, continued
$ 20,000 Jane Street Group/JSG Finance, Inc., 6.75%,
5/1/33, Callable 5/1/28 @ 103.38(b) $ 20,550
22,000 Jefferson Capital Holdings LLC, 8.25%, 5/15/30,
Callable 5/15/27 @ 104.13(b) 22,715
15,000 Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 4.75%, 6/15/29, Callable 8/2/25 @
101.19(b) 14,569
15,000 Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 7.00%, 7/15/31, Callable 7/15/27
@ 103.5(b) 15,637
20,000 Level 3 Financing, Inc., 3.63%, 1/15/29, Callable
7/13/25 @ 100.91(b) 17,100
10,000 Level 3 Financing, Inc., 3.75%, 7/15/29, Callable
8/2/25 @ 100.94(b) 8,450
14,546 Level 3 Financing, Inc., 11.00%, 11/15/29, Callable
3/22/27 @ 105.5(b) 16,673
35,000 Level 3 Financing, Inc., 4.50%, 4/1/30, Callable
3/22/26 @ 102.13(b) 31,675
40,000 Level 3 Financing, Inc., 3.88%, 10/15/30, Callable
7/13/25 @ 101.81^(b) 34,650
20,000 Level 3 Financing, Inc., 4.00%, 4/15/31, Callable
7/13/25 @ 101.88(b) 17,225
5,000 Level 3 Financing, Inc., 10.00%, 10/15/32, Callable
7/13/25 @ 100(b) 5,050
40,000 Level 3 Financing, Inc., 6.88%, 6/30/33, Callable
6/30/28 @ 103.44(b) 40,700
58,000 MPT Operating Partnership LP/MPT Finance Corp.,
5.00%, 10/15/27, Callable 8/2/25 @ 100.83^ 53,505
25,000 MPT Operating Partnership LP/MPT Finance Corp.,
3.50%, 3/15/31, Callable 3/15/26 @ 101.75 17,594
20,000 MPT Operating Partnership LP/MPT Finance Corp.,
8.50%, 2/15/32, Callable 2/15/28 @ 104.25(b) 20,800
55,000 Olympus Water US Holding Corp., 4.25%, 10/1/28,
Callable 8/2/25 @ 102.13(b) 52,250
15,000 PBF Holding Co. LLC/PBF Finance Corp., 9.88%,
3/15/30, Callable 3/15/27 @ 104.94(b) 14,513
15,000 PennyMac Financial Services, Inc., 6.88%, 2/15/33,
Callable 2/15/28 @ 103.44(b) 15,375
6,000 Rfna, LP, 7.88%, 2/15/30, Callable 2/15/27 @
103.94(b) 6,120
20,000 Shift4 Payments LLC/Shift4 Payments Finance Sub,
Inc., 6.75%, 8/15/32, Callable 8/15/27 @ 103.38(b) 20,700
84,000 Sixth Street Lending Partners, 6.13%, 7/15/30,
Callable 6/15/30 @ 100(b) 85,499
87,000 Sun Communities Operating LP, 2.30%, 11/1/28,
Callable 9/1/28 @ 100 81,215
232,000 Sun Communities Operating LP, 2.70%, 7/15/31,
Callable 4/15/31 @ 100 205,104
45,000 Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital
LLC, 6.00%, 1/15/30, Callable 8/2/25 @ 103^(b) 42,019
30,000 UWM Holdings LLC, 6.63%, 2/1/30, Callable 2/1/27
@ 103.31(b) 29,925
15,000 VFH Parent LLC/Valor Co.-Issuer, Inc., 7.50%,
6/15/31, Callable 6/15/27 @ 103.75(b) 15,675
10,000 Walker & Dunlop, Inc., 6.63%, 4/1/33, Callable
4/1/28 @ 103.31(b) 10,275
50,000 WASH Multifamily Acquisition, Inc., 5.75%,
4/15/26, Callable 8/2/25 @ 100(b) 49,813
Principal Amount Value
Corporate Bonds, continued
Financial Services, continued
$ 20,000 WEX, Inc., 6.50%, 3/15/33, Callable 3/15/28 @
103.25(b) $ 20,075
50,000 Wrangler Holdco Corp., 6.63%, 4/1/32, Callable
4/1/27 @ 103.31(b) 51,875
2,765,472
Food Products (0.4%):
15,000 Goat Holdco LLC, 6.75%, 2/1/32, Callable 2/1/28
@ 103.38(b) 15,244
40,000 Lamb Weston Holdings, Inc., 4.38%, 1/31/32,
Callable 1/31/27 @ 102.19(b) 37,350
88,000 Mars, Inc., 4.80%, 3/1/30, Callable 2/1/30 @ 100(b) 89,117
66,000 Mars, Inc., 5.00%, 3/1/32, Callable 1/1/32 @ 100(b) 66,820
55,000 Mars, Inc., 5.20%, 3/1/35, Callable 12/1/34 @
100(b) 55,615
54,000 Mars, Inc., 5.65%, 5/1/45, Callable 11/1/44 @
100(b) 53,957
100,000 Mars, Inc., 5.70%, 5/1/55, Callable 11/1/54 @
100(b) 99,479
18,000 Post Holdings, Inc., 4.50%, 9/15/31, Callable
9/15/26 @ 102.25(b) 16,650
45,000 Post Holdings, Inc., 6.38%, 3/1/33, Callable 9/1/27
@ 103.19(b) 45,450
15,000 Post Holdings, Inc., 6.25%, 10/15/34, Callable
10/15/29 @ 103.13(b) 15,075
20,000 Quikrete Holdings, Inc., 6.38%, 3/1/32, Callable
3/1/28 @ 103.19(b) 20,500
515,257
Ground Transportation (0.0%
†
):
15,000 Avis Budget Car Rental LLC/Avis Budget Finance,
Inc., 8.38%, 6/15/32, Callable 6/15/28 @ 104.19(b) 15,675
20,000 Genesee & Wyoming, Inc., 6.25%, 4/15/32, Callable
4/15/27 @ 103.13(b) 20,400
36,075
Health Care Equipment & Supplies (0.1%):
20,000 DaVita, Inc., 6.75%, 7/15/33, Callable 7/15/28 @
103.38(b) 20,650
5,000 Insulet Corp., 6.50%, 4/1/33, Callable 4/1/28 @
103.25(b) 5,175
60,000 Medline Borrower LP, 3.88%, 4/1/29, Callable
8/2/25 @ 101.94(b) 57,450
15,000 Sotera Health Holdings LLC, 7.38%, 6/1/31, Callable
6/1/27 @ 103.69(b) 15,563
98,838
Health Care Providers & Services (1.4%):
10,000 180 Medical, Inc., 3.88%, 10/15/29, Callable
7/13/25 @ 101.94(b) 9,465
10,000 Acadia Healthcare Co., Inc., 7.38%, 3/15/33,
Callable 3/15/28 @ 103.69(b) 10,275
15,000 AdaptHealth LLC, 5.13%, 3/1/30, Callable 7/13/25
@ 102.56(b) 14,138
630,000 Centene Corp., 4.63%, 12/15/29, Callable 8/2/25
@ 102.31 608,817
70,000 CHS/Community Health Systems, Inc., 6.00%,
1/15/29, Callable 7/18/25 @ 101.5(b) 67,025
50,000 CHS/Community Health Systems, Inc., 6.13%,
4/1/30, Callable 8/2/25 @ 103.06(b) 37,000
115,000 CHS/Community Health Systems, Inc., 4.75%,
2/15/31, Callable 2/15/26 @ 102.38(b) 97,750

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 62,000 CVS Health Corp., 5.00%, 1/30/29, Callable
12/30/28 @ 100 $ 62,876
25,000 CVS Health Corp., 5.25%, 1/30/31, Callable
11/30/30 @ 100 25,509
71,000 CVS Health Corp., 6.75% (H15T5Y), 12/10/54,
Callable 9/10/34 @ 100 70,741
55,000 DaVita, Inc., 4.63%, 6/1/30, Callable 8/2/25 @
102.31(b) 52,663
203,000 HCA, Inc., 5.88%, 2/1/29, Callable 8/1/28 @ 100 210,329
110,000 HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100 103,805
64,000 Humana, Inc., 3.70%, 3/23/29, Callable 2/23/29
@ 100 62,061
32,000 IQVIA, Inc., 6.25%, 6/1/32, Callable 6/1/28 @
103.13(b) 32,760
10,000 LifePoint Health, Inc., 10.00%, 6/1/32, Callable
6/1/27 @ 105(b) 10,250
5,000 ModivCare, Inc., 5.00%, 10/1/29, Callable 8/2/25
@ 102.5(b) 150
15,000 Molina Healthcare, Inc., 3.88%, 11/15/30, Callable
8/17/30 @ 100(b) 13,856
45,000 Organon & Co./Organon Foreign Debt Co-Issuer BV,
4.13%, 4/30/28, Callable 8/2/25 @ 101.03(b) 43,200
10,000 Owens & Minor, Inc., 4.50%, 3/31/29, Callable
8/2/25 @ 101.13(b) 8,937
15,000 Owens & Minor, Inc., 6.63%, 4/1/30, Callable
8/2/25 @ 103.31^(b) 13,987
15,000 Prime Healthcare Services, Inc., 9.38%, 9/1/29,
Callable 9/1/26 @ 104.69(b) 14,887
10,000 Radiology Partners, Inc., 8.50%, 7/15/32, Callable
7/15/28 @ 104.25(b) 10,000
15,000 Sally Holdings LLC/Sally Capital, Inc., 6.75%,
3/1/32, Callable 3/1/27 @ 103.38^ 15,394
20,000 Select Medical Corp., 6.25%, 12/1/32, Callable
12/1/27 @ 103.13(b) 20,050
8,000 Surgery Center Holdings, Inc., 7.25%, 4/15/32,
Callable 4/15/27 @ 103.63(b) 8,130
125,000 Tenet Healthcare Corp., 6.13%, 10/1/28, Callable
8/2/25 @ 101.53 125,156
40,000 Tenet Healthcare Corp., 4.38%, 1/15/30, Callable
8/2/25 @ 102.19 38,600
35,000 US Acute Care Solutions LLC, 9.75%, 5/15/29,
Callable 5/15/26 @ 104.88(b) 36,050
1,823,861
Health Care REITs (0.6%):
20,000 CTR Partnership LP/CareTrust Capital Corp., 3.88%,
6/30/28, Callable 3/30/28 @ 100(b) 19,100
98,000 Healthcare Realty Holdings LP, 3.10%, 2/15/30,
Callable 11/15/29 @ 100 90,542
435,000 Omega Healthcare Investors, Inc., 3.63%, 10/1/29,
Callable 7/1/29 @ 100 411,339
25,000 Omega Healthcare Investors, Inc., 3.25%, 4/15/33,
Callable 1/15/33 @ 100 21,452
230,000 Sabra Health Care LP, 3.20%, 12/1/31, Callable
9/1/31 @ 100 204,700
747,133
Hotels, Restaurants & Leisure (0.2%):
6,000 Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable
7/8/25 @ 100(b) 6,000
Principal Amount Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$ 65,000 Caesars Entertainment, Inc., 4.63%, 10/15/29,
Callable 7/13/25 @ 102.31(b) $ 61,831
5,000 Caesars Entertainment, Inc., 6.00%, 10/15/32,
Callable 10/15/27 @ 103^(b) 4,888
10,000 ClubCorp Holdings, Inc., 8.50%, 9/15/25, Callable
7/20/25 @ 100(b) 9,988
55,000 Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co., Inc., 6.75%, 1/15/30, Callable 8/2/25
@ 103.38(b) 50,600
75,000 Hilton Domestic Operating Co., Inc., 5.88%,
3/15/33, Callable 3/15/28 @ 102.94(b) 76,406
15,000 Hilton Grand Vacations Borrower LLC/Hilton Grand
Vacations Borrower, Inc., 5.00%, 6/1/29, Callable
8/2/25 @ 101.25(b) 14,381
15,000 Hilton Grand Vacations Borrower LLC/Hilton Grand
Vacations Borrower, Inc., 6.63%, 1/15/32, Callable
1/15/27 @ 103.31(b) 15,206
10,000 LFS Topco LLC, 8.75%, 7/15/30, Callable 7/15/27
@ 104.38(b) 9,812
25,000 Life Time, Inc., 6.00%, 11/15/31, Callable 11/15/27
@ 103(b) 25,313
20,000 Mohegan Tribal Gaming Authority/MS Digital
Entertainment Holdings LLC, 8.25%, 4/15/30,
Callable 4/15/27 @ 104.13(b) 20,600
15,000 Mohegan Tribal Gaming Authority/MS Digital
Entertainment Holdings LLC, 11.88%, 4/15/31,
Callable 4/15/27 @ 105.94(b) 15,713
10,000 Yum! Brands, Inc., 4.63%, 1/31/32, Callable
10/1/26 @ 102.31 9,625
320,363
Household Durables (0.2%):
20,000 Ashton Woods USA LLC/Ashton Woods Finance Co.,
4.63%, 4/1/30, Callable 8/2/25 @ 102.31(b) 18,850
15,000 Beazer Homes USA, Inc., 7.50%, 3/15/31, Callable
3/15/27 @ 103.75(b) 15,169
20,000 Century Communities, Inc., 3.88%, 8/15/29,
Callable 2/15/29 @ 100(b) 18,500
15,000 LGI Homes, Inc., 8.75%, 12/15/28, Callable
12/15/25 @ 104.38(b) 15,600
31,000 LGI Homes, Inc., 7.00%, 11/15/32, Callable
11/15/27 @ 103.5(b) 29,295
10,000 New Home Co., Inc. (The), 8.50%, 11/1/30, Callable
11/1/27 @ 104.25(b) 10,187
25,000 Newell Brands, Inc., 8.50%, 6/1/28, Callable 3/1/28
@ 100(b) 26,281
25,000 Newell Brands, Inc., 6.38%, 5/15/30, Callable
2/15/30 @ 100 24,250
15,000 Newell Brands, Inc., 6.63%, 5/15/32, Callable
2/15/32 @ 100 14,325
20,000 Newell Brands, Inc., 6.88%, 4/1/36, Callable
10/1/35 @ 100 18,850
30,000 Somnigroup International, Inc., 4.00%, 4/15/29,
Callable 8/2/25 @ 101(b) 28,538
15,000 Somnigroup International, Inc., 3.88%, 10/15/31,
Callable 10/15/26 @ 101.94(b) 13,575
30,000 TopBuild Corp., 4.13%, 2/15/32, Callable 10/15/26
@ 102.06(b) 27,750
30,000 Whirlpool Corp., 6.13%, 6/15/30, Callable 3/15/30
@ 100 30,263

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Household Durables, continued
$ 25,000 Whirlpool Corp., 6.50%, 6/15/33, Callable 3/15/33
@ 100 $ 25,094
5,000 Whirlpool Corp., 5.75%, 3/1/34, Callable 12/1/33
@ 100 4,847
321,374
Independent Power and Renewable Electricity Producers
(0.2%):
280,000 AES Corp. (The), 3.95%, 7/15/30, Callable 4/15/30
@ 100(b) 266,180
20,000 Clearway Energy Operating LLC, 4.75%, 3/15/28,
Callable 7/13/25 @ 101.19(b) 19,725
25,000 Clearway Energy Operating LLC, 3.75%, 1/15/32,
Callable 1/15/27 @ 101.88(b) 22,375
15,000 Lightning Power LLC, 7.25%, 8/15/32, Callable
8/15/27 @ 103.63(b) 15,788
20,000 Sunnova Energy Corp., 5.88%, 9/1/26, Callable
8/2/25 @ 101.47(b)(d) 300
324,368
Industrial Conglomerates (0.1%):
50,000 Brand Industrial Services, Inc., 10.38%, 8/1/30,
Callable 8/1/26 @ 105.19(b) 45,937
15,000 Enpro, Inc., 6.13%, 6/1/33, Callable 6/1/28 @
103.06(b) 15,300
15,000 Global Partners LP/GLP Finance Corp., 8.25%,
1/15/32, Callable 1/15/27 @ 104.13(b) 15,769
77,006
Industrial REITs (0.0%
†
):
10,000 Connect Finco SARL/Connect US Finco LLC, 9.00%,
9/15/29, Callable 9/15/26 @ 104.5(b) 10,038
Insurance (0.2%):
25,000 Acrisure LLC/Acrisure Finance, Inc., 8.50%, 6/15/29,
Callable 6/15/26 @ 104.25(b) 26,062
15,000 AmWINS Group, Inc., 4.88%, 6/30/29, Callable
8/2/25 @ 101.22(b) 14,531
160,000 Pacific LifeCorp, 5.13%, 1/30/43(b) 147,845
20,000 Station Casinos LLC, 6.63%, 3/15/32, Callable
3/15/27 @ 103.31(b) 20,375
36,000 Western-Southern Global Funding, 4.90%, 5/1/30(b) 36,317
245,130
Interactive Media & Services (0.0%
†
):
15,000 Snap, Inc., 6.88%, 3/1/33, Callable 3/1/28 @
103.44(b) 15,375
IT Services (0.1%):
15,000 Amentum Holdings, Inc., 7.25%, 8/1/32, Callable
8/1/27 @ 103.63(b) 15,375
25,000 Block, Inc., 6.50%, 5/15/32, Callable 5/15/27 @
103.25 25,719
29,000 CoreWeave, Inc., 9.25%, 6/1/30, Callable 6/1/27
@ 104.63(b) 29,652
11,000 Paychex, Inc., 5.10%, 4/15/30, Callable 3/15/30
@ 100 11,266
15,000 Paychex, Inc., 5.35%, 4/15/32, Callable 2/15/32
@ 100 15,389
20,000 Western Digital Corp., 4.75%, 2/15/26, Callable
11/15/25 @ 100 19,950
117,351
Principal Amount Value
Corporate Bonds, continued
Leisure Products (0.1%):
$ 15,000 Amer Sports Co., 6.75%, 2/16/31, Callable 2/16/27
@ 103.38(b) $ 15,581
27,000 CEC Entertainment LLC, 6.75%, 5/1/26, Callable
8/2/25 @ 100(b) 26,798
10,000 Fiesta Purchaser, Inc., 7.88%, 3/1/31, Callable
3/1/27 @ 103.94(b) 10,587
10,000 Fiesta Purchaser, Inc., 9.63%, 9/15/32, Callable
9/15/27 @ 104.81(b) 10,575
63,541
Machinery (0.0%
†
):
5,000 New Flyer Holdings, Inc., 9.25%, 7/1/30, Callable
7/1/27 @ 104.63(b) 5,263
Media (1.2%):
20,000 Advantage Sales & Marketing, Inc., 6.50%,
11/15/28, Callable 7/13/25 @ 101.63(b) 15,550
165,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 3/1/30, Callable 8/2/25 @ 102.38(b) 158,813
68,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 6.10%, 6/1/29,
Callable 5/1/29 @ 100 71,000
16,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 2.30%, 2/1/32,
Callable 11/1/31 @ 100 13,451
160,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.40%, 4/1/33,
Callable 1/1/33 @ 100 150,340
47,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 6.55%, 6/1/34,
Callable 3/1/34 @ 100 49,995
80,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.38%, 5/1/47,
Callable 11/1/46 @ 100 69,305
252,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.80%, 3/1/50,
Callable 9/1/49 @ 100 200,823
10,000 Clear Channel Outdoor Holdings, Inc., 7.75%,
4/15/28, Callable 8/2/25 @ 101.94(b) 9,450
25,000 Clear Channel Outdoor Holdings, Inc., 9.00%,
9/15/28, Callable 9/15/25 @ 104.5(b) 26,187
25,000 Clear Channel Outdoor Holdings, Inc., 7.50%,
6/1/29, Callable 8/2/25 @ 101.88^(b) 23,000
20,000 Clear Channel Outdoor Holdings, Inc., 7.88%,
4/1/30, Callable 10/1/26 @ 103.94(b) 20,600
10,000 CMG Media Corp., 8.88%, 6/18/29, Callable
11/1/25 @ 104.44(b) 9,400
130,000 CSC Holdings LLC, 4.13%, 12/1/30, Callable 12/1/25
@ 102.06(b) 91,325
70,000 CSC Holdings LLC, 4.63%, 12/1/30, Callable 12/1/25
@ 102.31(b) 32,550
10,000 Discovery Communications LLC, 4.13%, 5/15/29,
Callable 2/15/29 @ 100 9,265
14,000 DISH DBS Corp., 7.38%, 7/1/28, Callable 7/13/25
@ 100 10,115
45,000 DISH DBS Corp., 5.13%, 6/1/29 30,037
10,000 Dotdash Meredith, Inc., 7.63%, 6/15/32, Callable
6/15/28 @ 103.81(b) 9,700
109,004 EchoStar Corp., 6.75%, 11/30/30, Callable 11/30/26
@ 102 99,739

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Media, continued
$ 350,000 Time Warner Cable LLC, 6.75%, 6/15/39 $ 360,951
20,000 Uniti Group LP / Uniti Group Finance 2019 Inc / CSL
Capital LLC, 8.63%, 6/15/32, Callable 6/15/28 @
104.31(b) 20,225
35,000 Uniti Group LP/Uniti Group Finance, Inc./CSL Capital
LLC, 6.50%, 2/15/29, Callable 7/13/25 @ 101.63(b) 33,775
40,000 Univision Communications, Inc., 8.00%, 8/15/28,
Callable 8/15/25 @ 104(b) 40,500
62,000 Univision Communications, Inc., 8.50%, 7/31/31,
Callable 7/31/27 @ 104.25(b) 62,000
1,618,096
Metals & Mining (0.1%):
10,000 Cleveland-Cliffs, Inc., 6.88%, 11/1/29, Callable
11/1/26 @ 103.44(b) 9,825
20,000 Cleveland-Cliffs, Inc., 7.50%, 9/15/31, Callable
3/15/28 @ 103.75(b) 19,250
10,000 Cleveland-Cliffs, Inc., 7.38%, 5/1/33, Callable 5/1/28
@ 103.69(b) 9,387
15,000 Commercial Metals Co., 4.13%, 1/15/30, Callable
7/13/25 @ 102.06 14,306
5,000 Novelis Corp., 3.25%, 11/15/26, Callable 8/2/25 @
100.81(b) 4,919
30,000 Novelis Corp., 3.88%, 8/15/31, Callable 8/15/26 @
101.94(b) 26,925
84,612
Mortgage Real Estate Investment Trusts (REITs) (0.2%):
20,000 PennyMac Financial Services, Inc., 6.88%, 5/15/32,
Callable 5/15/28 @ 103.44(b) 20,375
15,000 Rithm Capital Corp., 8.00%, 4/1/29, Callable 4/1/26
@ 104(b) 15,150
5,000 Rithm Capital Corp., 8.00%, 7/15/30, Callable
7/15/27 @ 104(b) 5,006
55,000 Rocket Cos., Inc., 6.13%, 8/1/30, Callable 8/1/27
@ 103.06(b) 55,894
55,000 Rocket Cos., Inc., 6.38%, 8/1/33, Callable 8/1/28
@ 103.19(b) 56,169
20,000 Starwood Property Trust, Inc., 6.50%, 7/1/30,
Callable 1/1/30 @ 100(b) 20,600
30,000 Starwood Property Trust, Inc., 6.50%, 10/15/30,
Callable 4/15/30 @ 100(b) 30,937
204,131
Multi-Utilities (0.0%
†
):
55,000 Sempra, 6.00%, 10/15/39 55,627
Office REITs (0.2%):
290,000 Hudson Pacific Properties LP, 4.65%, 4/1/29,
Callable 1/1/29 @ 100^ 260,275
50,000 Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26
@ 100 48,577
308,852
Oil, Gas & Consumable Fuels (3.2%):
15,000 Alpha Generation LLC, 6.75%, 10/15/32, Callable
10/15/27 @ 103.38(b) 15,431
15,000 Archrock Partners LP/Archrock Partners Finance
Corp., 6.63%, 9/1/32, Callable 9/1/27 @ 103.31(b) 15,262
35,000 California Resources Corp., 8.25%, 6/15/29, Callable
6/15/26 @ 104.13(b) 35,831
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 17,000 Calumet Specialty Products Partners LP/Calumet
Finance Corp., 8.13%, 1/15/27, Callable 8/2/25 @
102.03(b) $ 16,830
30,000 Calumet Specialty Products Partners LP/Calumet
Finance Corp., 9.75%, 7/15/28, Callable 7/15/25
@ 104.88(b) 29,700
30,000 CITGO Petroleum Corp., 6.38%, 6/15/26, Callable
8/2/25 @ 100(b) 29,963
15,000 CITGO Petroleum Corp., 8.38%, 1/15/29, Callable
10/15/25 @ 104.19(b) 15,600
55,000 CNX Midstream Partners LP, 4.75%, 4/15/30,
Callable 8/2/25 @ 102.38(b) 51,700
15,000 CNX Resources Corp., 6.00%, 1/15/29, Callable
8/2/25 @ 103(b) 15,000
20,000 Columbia Pipelines Operating Co. LLC, 5.93%,
8/15/30, Callable 6/15/30 @ 100(b) 21,110
55,000 Columbia Pipelines Operating Co. LLC, 6.04%,
11/15/33, Callable 8/15/33 @ 100(b) 57,593
16,000 Columbia Pipelines Operating Co. LLC, 6.50%,
8/15/43, Callable 2/15/43 @ 100(b) 16,513
30,000 Columbia Pipelines Operating Co. LLC, 6.54%,
11/15/53, Callable 5/15/53 @ 100(b) 30,798
18,000 Columbia Pipelines Operating Co. LLC, 6.71%,
8/15/63, Callable 2/15/63 @ 100(b) 18,935
50,000 Comstock Resources, Inc., 6.75%, 3/1/29, Callable
7/18/25 @ 102.25(b) 49,813
30,000 CVR Energy, Inc., 8.50%, 1/15/29, Callable 1/15/26
@ 104.25(b) 29,887
60,000 DCP Midstream Operating LP, 5.13%, 5/15/29,
Callable 2/15/29 @ 100 60,780
100,000 DCP Midstream Operating LP, 5.60%, 4/1/44,
Callable 10/1/43 @ 100 90,883
35,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 7.13%, 6/1/28, Callable 8/2/25 @ 101.78(b) 35,088
30,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 8.63%, 3/15/29, Callable 3/15/26 @
104.31(b) 31,050
10,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 7.38%, 6/30/33, Callable 6/30/28 @
103.69(b) 9,953
10,000 Energy Transfer LP, Series G, 7.13% (H15T5Y),
Callable 5/15/30 @ 100 10,245
190,000 Energy Transfer LP, 4.95%, 6/15/28, Callable
3/15/28 @ 100 192,846
35,000 Energy Transfer LP, 7.38%, 2/1/31, Callable 2/1/26
@ 103.69(b) 36,661
427,000 Energy Transfer LP, 5.00%, 5/15/50, Callable
11/15/49 @ 100 354,623
15,000 Excelerate Energy, LP, 8.00%, 5/15/30, Callable
5/15/27 @ 104(b) 15,769
5,000 Global Partners LP/GLP Finance Corp., 7.13%,
7/1/33, Callable 7/1/28 @ 103.56(b) 5,075
24,000 Gran Tierra Energy, Inc., 9.50%, 10/15/29, Callable
10/15/26 @ 104.75(b) 18,300
25,000 Harvest Midstream I LP, 7.50%, 5/15/32, Callable
5/15/27 @ 103.75(b) 26,375
150,000 Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100 149,599
109,000 Hess Corp., 7.30%, 8/15/31 123,535
610,000 Hess Corp., 5.60%, 2/15/41 604,966

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 30,000 Hess Midstream Operations LP, 5.13%, 6/15/28,
Callable 8/2/25 @ 100.85(b) $ 29,775
15,000 Howard Midstream Energy Partners LLC, 7.38%,
7/15/32, Callable 7/15/27 @ 103.69(b) 15,713
30,000 Kinetik Holdings LP, 6.63%, 12/15/28, Callable
12/15/25 @ 103.31(b) 30,637
20,000 Kinetik Holdings LP, 5.88%, 6/15/30, Callable
8/2/25 @ 102.94(b) 20,125
22,000 Kosmos Energy, Ltd., 7.13%, 4/4/26, Callable
7/13/25 @ 100(b) 21,175
15,000 Kosmos Energy, Ltd., 7.75%, 5/1/27, Callable
7/13/25 @ 101.94(b) 13,331
408,000 Mesquite Energy, Inc., 7.25%(d) 4,080
15,000 Moss Creek Resources Holdings, Inc., 8.25%,
9/1/31, Callable 9/1/27 @ 104.13(b) 14,587
200,000 MPLX LP, 4.95%, 9/1/32, Callable 6/1/32 @ 100 198,180
8,000 New Fortress Energy, Inc., 6.50%, 9/30/26, Callable
8/2/25 @ 100(b) 4,440
35,000 NFE Financing LLC, 12.00%, 11/15/29, Callable
11/15/26 @ 106(b) 15,881
25,000 Northern Oil & Gas, Inc., 8.75%, 6/15/31, Callable
6/15/26 @ 104.38(b) 25,687
112,000 Occidental Petroleum Corp., 7.50%, 5/1/31 123,340
33,000 ONEOK, Inc., 4.25%, 9/24/27, Callable 8/24/27
@ 100 32,940
34,000 ONEOK, Inc., 4.40%, 10/15/29, Callable 9/15/29
@ 100 33,706
67,000 ONEOK, Inc., 4.75%, 10/15/31, Callable 8/15/31
@ 100 66,299
30,000 PBF Holding Co. LLC/PBF Finance Corp., 6.00%,
2/15/28, Callable 8/2/25 @ 100 28,538
20,000 PBF Holding Co. LLC/PBF Finance Corp., 7.88%,
9/15/30, Callable 9/15/26 @ 103.94(b) 17,750
15,000 Permian Resources Operating LLC, 5.88%, 7/1/29,
Callable 8/2/25 @ 101.47(b) 15,056
30,000 Permian Resources Operating LLC, 7.00%, 1/15/32,
Callable 1/15/27 @ 103.5(b) 31,012
30,000 Plains All American Pipeline LP, Series B, 8.70%
(TSFR3M), Callable 8/2/25 @ 100 30,341
15,000 Prairie Acquiror, LP, 9.00%, 8/1/29, Callable 2/1/26
@ 104.5(b) 15,600
230,000 Sabine Pass Liquefaction LLC, 4.50%, 5/15/30,
Callable 11/15/29 @ 100 229,312
5,000 Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27,
Callable 8/2/25 @ 100 4,994
60,000 Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28,
Callable 8/2/25 @ 100.98 60,000
60,000 Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp, 6.00%, 12/31/30, Callable 12/31/25
@ 103(b) 58,650
30,000 Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp, 6.00%, 9/1/31, Callable 9/1/26 @
103(b) 29,212
15,000 Talos Production, Inc., 9.38%, 2/1/31, Callable
2/1/27 @ 104.69(b) 15,262
43,000 Targa Resources Corp., 4.90%, 9/15/30, Callable
8/15/30 @ 100 43,379
105,000 Targa Resources Corp., 5.65%, 2/15/36, Callable
11/15/35 @ 100 105,893
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 10,000 TransMontaigne Partners LLC, 8.50%, 6/15/30,
Callable 3/15/27 @ 104.25(b) $ 10,375
30,000 USA Compression Partners LP/USA Compression
Finance Corp., 6.88%, 9/1/27, Callable 8/2/25 @
101.72 30,000
15,000 Venture Global Plaquemines LNG LLC, 7.50%,
5/1/33, Callable 12/1/32 @ 100(b) 16,013
25,000 Venture Global Plaquemines LNG LLC, 6.75%,
1/15/36, Callable 7/15/35 @ 100(b) 25,000
400,000 Western Midstream Operating LP, 4.50%, 3/1/28,
Callable 12/1/27 @ 100 397,070
220,000 Williams Cos., Inc. (The), 4.65%, 8/15/32, Callable
5/15/32 @ 100 209,108
4,238,175
Passenger Airlines (0.1%):
20,000 American Airlines, Inc., 7.25%, 2/15/28, Callable
8/2/25 @ 103.63^(b) 20,350
20,000 American Airlines, Inc., 8.50%, 5/15/29, Callable
11/15/25 @ 104.25^(b) 20,950
23,000 JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%,
9/20/31, Callable 8/27/27 @ 104.94(b) 22,367
14,000 OneSky Flight LLC, 8.88%, 12/15/29, Callable
12/15/26 @ 104.44(b) 14,543
21,000 VistaJet Malta Finance plc/Vista Management
Holding, Inc., 7.88%, 5/1/27, Callable 8/2/25 @
101.97^(b) 21,063
61,000 VistaJet Malta Finance plc/Vista Management
Holding, Inc., 6.38%, 2/1/30, Callable 8/2/25 @
103.19^(b) 57,498
156,771
Pharmaceuticals (0.0%
†
):
25,000 Bausch Health Americas, Inc., 9.25%, 4/1/26,
Callable 8/2/25 @ 100(b) 24,813
5,000 Bausch Health Americas, Inc., 8.50%, 1/31/27,
Callable 8/2/25 @ 100(b) 4,750
20,000 Organon & Co./Organon Foreign Debt Co-Issuer BV,
5.13%, 4/30/31, Callable 4/30/26 @ 102.56(b) 17,350
5,000 Organon & Co./Organon Foreign Debt Co-Issuer BV,
7.88%, 5/15/34, Callable 5/15/29 @ 103.94(b) 4,500
10,000 Organon & Co./Organon Foreign Debt Co-Issuer BV,
6.75%, 5/15/34, Callable 5/15/29 @ 103.38(b) 9,562
60,975
Professional Services (0.1%):
10,000 ASGN, Inc., 4.63%, 5/15/28, Callable 8/2/25 @
100(b) 9,712
25,000 CACI International, Inc., 6.38%, 6/15/33, Callable
6/15/28 @ 103.19(b) 25,750
12,000 Paychex, Inc., 5.60%, 4/15/35, Callable 1/15/35
@ 100 12,393
15,000 TriNet Group, Inc., 7.13%, 8/15/31, Callable
8/15/26 @ 103.56(b) 15,619
63,474
Real Estate Management & Development (0.9%):
20,000 Anywhere Real Estate Group LLC/Anywhere Co.-
Issuer Corp., 7.00%, 4/15/30, Callable 7/18/25 @
102.63^(b) 18,650

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Real Estate Management & Development, continued
$ 10,000 Anywhere Real Estate Group LLC/Realogy Co.-
Issuer Corp., 5.75%, 1/15/29, Callable 7/18/25 @
101.44(b) $ 8,725
20,000 Anywhere Real Estate Group LLC/Realogy Co.-
Issuer Corp., 9.75%, 4/15/30, Callable 4/15/27 @
104.88(b) 20,325
421,000 Brandywine Operating Partnership LP, 3.95%,
11/15/27, Callable 8/15/27 @ 100 408,430
288,000 Brandywine Operating Partnership LP, 8.30%,
3/15/28, Callable 2/15/28 @ 100 308,112
150,000 CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31
@ 100 132,799
98,000 COPT Defense Properties LP, 2.25%, 3/15/26,
Callable 2/15/26 @ 100 95,979
27,000 COPT Defense Properties LP, 2.00%, 1/15/29,
Callable 11/15/28 @ 100 24,521
85,000 COPT Defense Properties LP, 2.75%, 4/15/31,
Callable 1/15/31 @ 100 75,185
20,000 Forestar Group, Inc., 6.50%, 3/15/33, Callable
3/15/28 @ 103.25(b) 20,150
25,000 Howard Hughes Corp. (The), 4.38%, 2/1/31,
Callable 2/1/26 @ 102.19(b) 23,063
20,000 Kennedy-Wilson, Inc., 4.75%, 2/1/30, Callable
8/2/25 @ 102.38 18,325
100,000 Pine Street Trust II, 5.57%, 2/15/49, Callable
8/15/48 @ 100(b) 91,274
10,000 RHP Hotel Properties LP/RHP Finance Corp., 6.50%,
6/15/33, Callable 6/15/28 @ 103.25(b) 10,263
1,255,801
Retail REITs (0.8%):
22,000 Kite Realty Group Trust, 4.75%, 9/15/30, Callable
6/15/30 @ 100 21,926
387,000 Tanger Properties LP, 3.13%, 9/1/26, Callable
6/1/26 @ 100 380,622
237,000 Tanger Properties LP, 2.75%, 9/1/31, Callable
6/1/31 @ 100 207,900
390,000 VICI Properties LP, 4.95%, 2/15/30, Callable
12/15/29 @ 100 391,067
1,001,515
Semiconductors & Semiconductor Equipment (0.4%):
597,000 Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32
@ 100(b) 507,419
55,000 Broadcom, Inc., 3.42%, 4/15/33, Callable 1/15/33
@ 100(b) 49,802
20,000 ON Semiconductor Corp., 3.88%, 9/1/28, Callable
8/2/25 @ 100.97(b) 19,250
576,471
Software (0.2%):
25,000 Cloud Software Group, Inc., 6.50%, 3/31/29,
Callable 9/30/25 @ 103.25(b) 25,125
60,000 Cloud Software Group, Inc., 9.00%, 9/30/29,
Callable 9/30/25 @ 104.5(b) 61,875
35,000 Fair Isaac Corp., 6.00%, 5/15/33, Callable 5/15/28
@ 103(b) 35,306
20,000 Gen Digital, Inc., 6.25%, 4/1/33, Callable 4/1/28 @
103.13(b) 20,550
Principal Amount Value
Corporate Bonds, continued
Software, continued
$ 15,000 Helios Software Holdings, Inc. / ION Corporate
Solutions Finance Sarl, 8.75%, 5/1/29, Callable
5/1/26 @ 104.38(b) $ 15,375
55,000 Neptune Bidco US, Inc., 9.29%, 4/15/29, Callable
10/15/25 @ 104.65(b) 53,212
14,000 UKG, Inc., 6.88%, 2/1/31, Callable 2/1/27 @
103.44(b) 14,473
225,916
Specialized REITs (0.0%
†
):
17,000 VICI Properties LP, 5.75%, 4/1/34, Callable 1/1/34
@ 100 17,366
21,000 VICI Properties, LP, 4.75%, 4/1/28, Callable 3/1/28
@ 100 21,106
38,472
Specialty Retail (0.3%):
30,000 At Home Group, Inc., 4.88%, 7/15/28, Callable
8/2/25 @ 100.81(b) 2,850
47,000 AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30
@ 100 46,676
200,000 AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30
@ 100 195,803
41,000 Carvana Co., 5.88%, 10/1/28, Callable 7/13/25 @
102.94(b) 39,565
10,000 Carvana Co., 4.88%, 9/1/29, Callable 9/1/25 @
101.22(b) 9,075
35,000 Carvana Co., 10.25%, 5/1/30, Callable 5/1/27 @
105.13(b) 37,625
18,000 GrubHub Holdings, Inc., 5.50%, 7/1/27, Callable
7/13/25 @ 100(b) 17,460
20,000 Staples, Inc., 10.75%, 9/1/29, Callable 9/1/26 @
105.38(b) 19,050
30,000 Staples, Inc., 12.75%, 1/15/30, Callable 6/15/27
@ 106.38(b) 19,875
30,000 Toucan FinCo., Ltd./Toucan FinCo. Can, Inc./Toucan
FinCo. US LLC, 9.50%, 5/15/30, Callable 5/15/27
@ 104.75(b) 30,562
30,000 Valvoline, Inc., 3.63%, 6/15/31, Callable 6/15/26
@ 101.81(b) 27,112
15,000 ZF North America Capital, Inc., 6.88%, 4/14/28,
Callable 3/14/28 @ 100(b) 15,000
460,653
Technology Hardware, Storage & Peripherals (0.1%):
68,000 CommScope LLC, 4.75%, 9/1/29, Callable 8/2/25
@ 102.38(b) 66,300
Textiles, Apparel & Luxury Goods (0.0%
†
):
30,000 Wolverine World Wide, Inc., 4.00%, 8/15/29,
Callable 8/2/25 @ 102(b) 26,625
Trading Companies & Distributors (0.3%):
290,000 Air Lease Corp., 3.38%, 7/1/25 289,987
25,000 Foundation Building Materials, Inc., 6.00%, 3/1/29,
Callable 8/2/25 @ 101.5(b) 22,906
15,000 FTAI Aviation Investors LLC, 7.88%, 12/1/30,
Callable 12/1/26 @ 103.94(b) 15,900
10,000 FTAI Aviation Investors LLC, 7.00%, 6/15/32,
Callable 6/15/27 @ 103.5(b) 10,325
30,000 Herc Holdings, Inc., 7.00%, 6/15/30, Callable
6/15/27 @ 103.5(b) 31,312

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Trading Companies & Distributors, continued
$ 20,000 Herc Holdings, Inc., 7.25%, 6/15/33, Callable
6/15/28 @ 103.63(b) $ 20,950
20,000 QXO Building Products, Inc., 6.75%, 4/30/32,
Callable 4/30/28 @ 103.38(b) 20,575
35,000 United Rentals North America, Inc., 6.13%,
3/15/34, Callable 3/15/29 @ 103.06(b) 35,963
447,918
Transportation Infrastructure (0.0%
†
):
10,000 Rockies Express Pipeline LLC, 6.75%, 3/15/33,
Callable 3/15/28 @ 103.38(b) 10,400
Total Corporate Bonds (Cost $33,383,135) 32,307,393
Yankee Debt Obligations (6.4%):
Aerospace & Defense (0.1%):
30,000 Bombardier, Inc., 6.00%, 2/15/28, Callable 8/2/25
@ 101.5(b) 30,113
40,000 Bombardier, Inc., 7.00%, 6/1/32, Callable 6/1/27
@ 103.5(b) 41,650
5,000 Bombardier, Inc., 6.75%, 6/15/33, Callable 6/15/28
@ 103.38(b) 5,175
76,938
Air Freight & Logistics (0.0%
†
):
14,000 Azorra Finance, Ltd., 7.75%, 4/15/30, Callable
10/15/26 @ 103.88(b) 14,543
Automobiles (0.0%
†
):
18,000 Aston Martin Capital Holdings, Ltd., 10.00%,
3/31/29, Callable 3/15/26 @ 105(b) 17,100
Banks (1.3%):
270,000 Barclays PLC, 5.09% (US0003M), 6/20/30, Callable
6/20/29 @ 100 270,794
129,000 BNP Paribas SA, 5.79% (SOFR), 1/13/33, Callable
1/13/32 @ 100(b) 133,999
200,000 Commonwealth Bank of Australia, 3.61% (H15T5Y),
9/12/34, Callable 9/12/29 @ 100(b) 189,441
550,000 Intesa Sanpaolo SpA, 5.71%, 1/15/26(b) 550,946
286,000 NatWest Group plc, 3.07% (H15T1Y), 5/22/28,
Callable 5/22/27 @ 100 278,976
200,000 Societe Generale SA, 5.50% (H15T1Y), 4/13/29,
Callable 4/13/28 @ 100(b) 203,500
135,000 Westpac Banking Corp., 4.11% (H15T5Y), 7/24/34,
Callable 7/24/29 @ 100 130,820
1,758,476
Biotechnology (0.0%
†
):
10,000 Grifols SA, 4.75%, 10/15/28, Callable 8/2/25 @
102.38(b) 9,488
Capital Markets (0.3%):
35,000 C&W Senior Finance, Ltd., 9.00%, 1/15/33, Callable
1/15/28 @ 104.5(b) 35,787
42,000 Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27,
Callable 3/1/26 @ 104.38(b) 42,998
15,000 Herens Holdco Sarl, 4.75%, 5/15/28, Callable 8/2/25
@ 101.88(b) 13,393
314,000 UBS Group AG, 1.49% (H15T1Y), 8/10/27, Callable
8/10/26 @ 100(b) 303,738
395,916
Principal Amount Value
Yankee Debt Obligations, continued
Chemicals (0.0%
†
):
$ 12,000 INEOS Quattro Finance 2 PLC, 9.63%, 3/15/29,
Callable 11/15/25 @ 104.81(b) $ 12,185
30,000 Methanex Corp., 5.25%, 12/15/29, Callable 9/15/29
@ 100 29,550
41,735
Commercial Services & Supplies (0.0%
†
):
15,000 GFL Environmental, Inc., 6.75%, 1/15/31, Callable
1/15/27 @ 103.38(b) 15,675
Consumer Staples Distribution & Retail (0.4%):
550,000 JBS USA Holding Lux Sarl/JBS USA Food Co./JBS
Lux Co. Sarl, 3.00%, 5/15/32, Callable 2/15/32
@ 100 480,632
Containers & Packaging (0.0%
†
):
10,000 Intelligent Packaging, Ltd. Finco, Inc./Intelligent
Packaging, Ltd. Co.-Issuer LLC, 6.00%, 9/15/28 10,000
Diversified Telecommunication Services (0.2%):
30,000 Altice France Holding SA, 6.00%, 2/15/28, Callable
8/2/25 @ 100(b) 10,500
100,000 Altice France SA, 5.13%, 1/15/29, Callable 8/2/25
@ 101.28(b) 83,625
40,000 Altice France SA, 5.13%, 7/15/29, Callable 8/2/25
@ 101.28(b) 33,050
20,000 Altice France SA, 5.50%, 10/15/29, Callable 8/2/25
@ 102.75(b) 16,575
14,000 Axian Telecom, 7.38%, 2/16/27, Callable 7/11/25
@ 101.84(b) 14,258
15,000 IHS Holding, Ltd., 5.63%, 11/29/26, Callable 8/2/25
@ 101.41(b) 14,720
30,000 Intelsat Jackson Holdings SA, 6.50%, 3/15/30,
Callable 7/13/25 @ 102(b) 30,510
40,000 Liquid Telecommunications Financing plc, 5.50%,
9/4/26, Callable 8/2/25 @ 100(b) 34,000
8,000 TELUS Corp., 7.00% (H15T5Y), 10/15/55, Callable
7/15/35 @ 100 8,070
15,000 TELUS Corp., 6.63% (H15T5Y), 10/15/55, Callable
7/15/30 @ 100 15,094
260,402
Electric Utilities (0.0%
†
):
26,000 EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime
Energia SpA, 5.38%, 12/30/30, Callable 12/30/25
@ 102.69(b) 23,172
Electrical Equipment (0.0%
†
):
30,000 Sensata Technologies BV, 4.00%, 4/15/29, Callable
8/2/25 @ 101(b) 28,575
Energy Equipment & Services (0.1%):
10,000 Nabors Industries, Ltd., 7.50%, 1/15/28, Callable
8/2/25 @ 101.88^(b) 8,850
15,000 TGS ASA, 8.50%, 1/15/30, Callable 1/15/27 @
104.25(b) 15,469
20,000 Valaris, Ltd., 8.38%, 4/30/30, Callable 4/30/26 @
104.19(b) 20,475
35,000 Vallourec SACA, 7.50%, 4/15/32, Callable 4/15/27
@ 103.75(b) 36,750
19,000 Viridien, 10.00%, 10/15/30, Callable 4/15/27 @
105(b) 18,667
100,211

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Yankee Debt Obligations, continued
Entertainment (0.1%):
$ 55,000 Flutter Treasury DAC, 5.88%, 6/4/31, Callable
4/15/27 @ 102.94(b) $ 55,531
Financial Services (0.8%):
25,000 1011778 BC ULC/New Red Finance, Inc., 5.63%,
9/15/29, Callable 9/15/26 @ 102.81(b) 25,250
15,000 1261229 BC, Ltd., 10.00%, 4/15/32, Callable
4/15/28 @ 105(b) 15,131
251,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100 250,090
209,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 2.45%, 10/29/26, Callable 9/29/26 @ 100 203,611
234,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 3.30%, 1/30/32, Callable 10/30/31 @ 100 211,467
62,000 Altice Financing SA, 5.75%, 8/15/29, Callable
8/2/25 @ 102.88(b) 45,337
14,000 Avolon Holdings Funding, Ltd., 6.38%, 5/4/28,
Callable 4/4/28 @ 100(b) 14,500
10,000 Avolon Holdings Funding, Ltd., 5.15%, 1/15/30,
Callable 12/15/29 @ 100(b) 10,065
49,000 Avolon Holdings Funding, Ltd., 5.38%, 5/30/30,
Callable 4/30/30 @ 100(b) 49,817
25,000 GGAM Finance, Ltd., 7.75%, 5/15/26, Callable
11/15/25 @ 100(b) 25,191
30,000 GGAM Finance, Ltd., 8.00%, 2/15/27, Callable
8/15/26 @ 100(b) 30,871
20,000 GGAM Finance, Ltd., 6.88%, 4/15/29, Callable
4/15/26 @ 103.44(b) 20,600
30,000 GGAM Finance, Ltd., 5.88%, 3/15/30, Callable
9/15/26 @ 102.94(b) 30,075
5,000 Macquarie Airfinance Holdings, Ltd., 6.40%,
3/26/29, Callable 2/26/29 @ 100(b) 5,216
20,000 Macquarie Airfinance Holdings, Ltd., 8.13%,
3/30/29, Callable 9/30/25 @ 104.06(b) 20,937
45,000 Sable International Finance, Ltd., 7.13%, 10/15/32,
Callable 10/15/27 @ 103.56(b) 44,831
15,000 Sigma Holdco BV, 7.88%, 5/15/26, Callable 7/13/25
@ 100(b) 14,925
15,000 TrueNoord Capital DAC, 8.75%, 3/1/30, Callable
3/1/27 @ 104.38(b) 15,525
40,000 VTR Finance NV, 6.38%, 7/15/28, Callable 8/2/25
@ 100(b) 38,250
1,071,689
Hotels, Restaurants & Leisure (0.2%):
50,000 1011778 BC ULC/New Red Finance, Inc., 4.00%,
10/15/30, Callable 10/15/25 @ 102(b) 46,438
15,000 Carnival Corp., 5.75%, 3/15/30, Callable 12/15/29
@ 100(b) 15,206
30,000 Carnival Corp., 5.88%, 6/15/31, Callable 3/15/31
@ 100(b) 30,450
55,000 Carnival Corp., 6.13%, 2/15/33, Callable 2/15/28
@ 103.06(b) 56,169
30,000 NCL Corp., Ltd., 6.75%, 2/1/32, Callable 2/1/28 @
103.38(b) 30,637
20,000 Royal Caribbean Cruises, Ltd., 5.63%, 9/30/31,
Callable 9/30/27 @ 102.81(b) 20,150
65,000 Royal Caribbean Cruises, Ltd., 6.00%, 2/1/33,
Callable 8/1/27 @ 103(b) 66,215
Principal Amount Value
Yankee Debt Obligations, continued
Hotels, Restaurants & Leisure, continued
$ 30,000 Viking Cruises, Ltd., 9.13%, 7/15/31, Callable
7/15/26 @ 104.56(b) $ 32,250
297,515
Independent Power and Renewable Electricity Producers
(0.0%
†
):
32,000 California Buyer, Ltd./Atlantica Sustainable
Infrastructure plc, 6.38%, 2/15/32, Callable
11/15/27 @ 103.19(b) 31,840
15,000 South Bow Canadian Infrastructure Holdings, Ltd.,
7.50% (H15T5Y), 3/1/55, Callable 12/1/34 @ 100(b) 15,487
47,327
Insurance (0.2%):
200,000 Swiss Re Finance Luxembourg SA, 5.00%
(H15T5Y), 4/2/49, Callable 4/2/29 @ 100(b) 200,218
IT Services (0.0%
†
):
25,000 Iliad Holding Sasu, 7.00%, 4/15/32, Callable 12/1/27
@ 103.5(b) 25,500
15,000 Seagate Data Storage Technology Pte, Ltd., 5.88%,
7/15/30, Callable 6/1/27 @ 102.94(b) 15,206
40,706
Media (0.0%
†
):
50,000 Virgin Media Finance plc, 5.00%, 7/15/30, Callable
8/2/25 @ 102.5(b) 45,524
10,000 Ziggo BV, 4.88%, 1/15/30, Callable 8/2/25 @
102.44(b) 9,282
54,806
Metals & Mining (0.2%):
10,000 Alcoa Nederland Holding BV, 7.13%, 3/15/31,
Callable 3/15/27 @ 103.56(b) 10,447
15,000 Capstone Copper Corp., 6.75%, 3/31/33, Callable
3/31/28 @ 103.38(b) 15,300
5,000 Champion Iron Canada, Inc., 7.88%, 7/15/32,
Callable 7/15/28 @ 103.94(b) 5,056
30,000 ERO Copper Corp., 6.50%, 2/15/30, Callable 8/2/25
@ 103.25(b) 29,850
20,000 First Quantum Minerals, Ltd., 6.88%, 10/15/27,
Callable 7/13/25 @ 101.72(b) 20,025
35,000 First Quantum Minerals, Ltd., 8.00%, 3/1/33,
Callable 3/1/28 @ 104(b) 35,875
20,000 Ivanhoe Mines, Ltd., 7.88%, 1/23/30, Callable
1/23/27 @ 103.94(b) 19,950
20,000 Mineral Resources, Ltd., 8.13%, 5/1/27, Callable
8/2/25 @ 100(b) 19,950
15,000
Mineral Resources, Ltd., 8.00%, 11/1/27, Callable
8/2/25 @ 104(b) 15,038
20,000 Mineral Resources, Ltd., 9.25%, 10/1/28, Callable
10/1/25 @ 104.63(b) 20,450
25,000 Mineral Resources, Ltd., 8.50%, 5/1/30, Callable
8/2/25 @ 104.25(b) 24,781
27,000 Samarco Mineracao SA, 9.50%, 6/30/31, Callable
7/18/25 @ 100(b) 26,561
25,000 Volcan Cia Minera SAA, 8.75%, 1/24/30, Callable
9/10/26 @ 103(b) 24,875
268,158
Oil, Gas & Consumable Fuels (1.2%):
20,000 Baytex Energy Corp., 7.38%, 3/15/32, Callable
3/15/27 @ 103.69(b) 19,000

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Yankee Debt Obligations, continued
Oil, Gas & Consumable Fuels, continued
$ 50,000 Canacol Energy, Ltd., 5.75%, 11/24/28, Callable
8/2/25 @ 102.88(b) $ 17,750
20,000 Consolidated Energy Finance SA, 5.63%, 10/15/28,
Callable 8/2/25 @ 102.81(b) 17,175
20,000 Consolidated Energy Finance SA, 12.00%, 2/15/31,
Callable 2/15/27 @ 106^(b) 19,525
80,000 eG Global Finance PLC, 12.00%, 11/30/28, Callable
5/30/26 @ 106(b) 88,438
15,000 Energean Israel Finance, Ltd., 4.88%, 3/30/26,
Callable 12/30/25 @ 100(b) 14,794
15,000 Energean Israel Finance, Ltd., 5.38%, 3/30/28,
Callable 9/30/27 @ 100(b) 14,287
20,000 Energean PLC, 6.50%, 4/30/27, Callable 8/2/25 @
101.63(b) 19,600
30,000 Parkland Corp., 6.63%, 8/15/32, Callable 8/15/27
@ 103.31(b) 30,562
26,000 Petroleos Mexicanos, 6.50%, 3/13/27 25,805
205,000 Petroleos Mexicanos, 6.84%, 1/23/30, Callable
10/23/29 @ 100 197,313
120,000 Petroleos Mexicanos, 5.95%, 1/28/31, Callable
10/28/30 @ 100 108,900
460,000 Petroleos Mexicanos, 6.70%, 2/16/32, Callable
11/16/31 @ 100 426,650
662,000 Petroleos Mexicanos, 6.75%, 9/21/47 479,950
10,000 Seadrill Finance, Ltd., 8.38%, 8/1/30, Callable
8/1/26 @ 104.19(b) 10,113
8,154 Transocean Aquila, Ltd., 8.00%, 9/30/28, Callable
9/30/25 @ 104(b) 8,235
48,000 Transocean, Inc., 8.75%, 2/15/30, Callable 2/15/26
@ 104.38(b) 49,200
36,000 Tullow Oil PLC, 10.25%, 5/15/26, Callable 8/2/25
@ 100(b) 31,230
40,000 Yinson Bergenia Production BV, 8.50%, 1/31/45,
Callable 1/31/43 @ 100(b) 40,492
9,912 Yinson Boronia Production BV, 8.95%, 7/31/42,
Callable 7/31/40 @ 100(b) 10,494
1,629,513
Paper & Forest Products (0.0%
†
):
15,000 Ahlstrom Holding 3 Oy, 4.88%, 2/4/28, Callable
8/2/25 @ 101.22(b) 14,200
Pharmaceuticals (0.4%):
5,000 Bausch Health Cos, Inc., 5.25%, 1/30/30, Callable
7/18/25 @ 102.63(b) 3,150
15,000 Bausch Health Cos., Inc., 4.88%, 6/1/28, Callable
8/2/25 @ 101.22(b) 12,600
37,000 Bausch Health Cos., Inc., 11.00%, 9/30/28(b) 36,445
6,000 Teva Pharmaceutical Finance III BV, 3.15%, 10/1/26 5,858
200,000 Teva Pharmaceutical Finance III BV, 6.00%,
12/1/32, Callable 9/1/32 @ 100 204,000
215,000 Teva Pharmaceutical Finance IV BV, 5.75%,
12/1/30, Callable 9/1/30 @ 100 217,687
479,740
Software (0.1%):
30,000 ION Trading Technologies Sarl, 5.75%, 5/15/28,
Callable 8/2/25 @ 101.44(b) 28,964
60,000 Open Text Corp., 3.88%, 2/15/28, Callable 8/2/25
@ 100(b) 58,200
87,164
Principal Amount Value
Yankee Debt Obligations, continued
Sovereign Bond (0.5%):
$ 200,000 Colombia Government International Bond, 7.38%,
4/25/30, Callable 3/25/30 @ 100^ $ 207,177
250,000 Dominican Republic International Bond, 6.00%,
7/19/28(b) 254,375
230,000 Saudi Government International Bond, 3.25%,
10/22/30(b) 215,389
676,941
Technology Hardware, Storage & Peripherals (0.0%
†
):
15,000 Seagate HDD Cayman, 8.25%, 12/15/29, Callable
7/15/26 @ 104.13 16,013
Trading Companies & Distributors (0.0%
†
):
20,000 Aircastle, Ltd., 5.25% (H15T5Y), Callable 6/15/26
@ 100(b) 19,850
Transportation Infrastructure (0.0%
†
):
15,000 Phoenix Aviation Capital, Ltd., 9.25%, 7/15/30,
Callable 7/15/27 @ 104.63(b) 15,525
10,000 Seaspan Corp., 5.50%, 8/1/29, Callable 8/4/25 @
101.38(b) 9,362
24,887
Wireless Telecommunication Services (0.3%):
30,000 LCPR Senior Secured Financing DAC, 5.13%,
7/15/29, Callable 8/2/25 @ 101.28(b) 17,400
315,000 Millicom International Cellular SA, 6.25%, 3/25/29,
Callable 7/13/25 @ 102.08(b) 315,788
40,000 Millicom International Cellular SA, 4.50%, 4/27/31,
Callable 4/27/26 @ 102.25(b) 36,450
369,638
Total Yankee Debt Obligations (Cost $8,838,374) 8,586,759
U.S. Government Agency Mortgages (20.0%):
Federal Home Loan Mortgage Corporation (6.4%):
11,909 2.50%, 6/1/31, Pool #G18604 11,425
20,698 2.50%, 7/1/31, Pool #V61246 19,979
34,776 2.50%, 8/1/31, Pool #V61273 33,620
130,060 3.50%, 3/1/32, Pool #C91403 127,122
414,896 3.50%, 7/1/32, Pool #C91467 405,517
3,549 2.50%, 8/1/32, Pool #G18654 3,405
3,811 2.50%, 11/1/32, Pool #G18665 3,657
18,073 2.50%, 3/1/33, Pool #G18680 17,413
41,582 3.00%, 4/1/33, Pool #G18684 40,367
7,335 2.50%, 4/1/33, Pool #G18683 7,067
3,853 2.50%, 5/1/33, Pool #G18687 3,712
16,472 3.00%, 4/1/34, Pool #G16829 16,148
160,612 3.50%, 10/1/34, Pool #C91793 159,030
337,846 4.00%, 5/1/37, Pool #C91938 327,563
15,883 3.50%, 4/1/40, Pool #V81744 14,610
31,306 3.50%, 5/1/40, Pool #V81750 28,799
28,411 3.50%, 6/1/40, Pool #V81792 26,135
18,552 3.50%, 8/1/40, Pool #V81886 17,064
13,982 3.50%, 9/1/40, Pool #V81958 12,971
19,108 4.50%, 1/1/41, Pool #A96051 19,058
20,705 4.50%, 3/1/41, Pool #A97673 20,598
113,059 2.00%, 3/1/41, Pool #SC0136 97,864
16,981 2.00%, 4/1/41, Pool #RB5108 14,404
32,193 4.50%, 4/1/41, Pool #A97942 32,027
107,068 5.00%, 6/1/41, Pool #G06596 109,856
17,545 2.00%, 7/1/41, Pool #RB5118 14,883

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 18,237 2.00%, 10/1/41, Pool #RB5131 $ 15,470
391,809 4.50%, 1/1/42, Pool #G60517 383,349
121,989 2.00%, 4/1/42, Pool #SC0481 105,808
57,338 3.00%, 12/1/42, Pool #C04320 51,870
14,633 4.00%, 5/1/43, Pool #Q18481 13,954
20,684 4.00%, 7/1/43, Pool #Q19597 19,724
19,390 4.00%, 10/1/43, Pool #Q22499 18,490
68,485 3.50%, 1/1/44, Pool #G60271 63,870
17,518 4.00%, 1/1/44, Pool #V80950 16,640
135,236 3.50%, 1/1/44, Pool #G07922 124,684
83,876 4.00%, 1/1/45, Pool #Q30720 80,252
65,453 4.00%, 2/1/45, Pool #G07949 63,452
21,626 3.50%, 3/1/45, Pool #Q31974 20,259
31,719 3.50%, 3/1/45, Pool #Q32008 29,715
13,742 3.50%, 3/1/45, Pool #Q32328 12,874
10,415 3.00%, 5/1/45, Pool #Q33468 9,465
86,051 3.50%, 5/1/45, Pool #Q33547 80,163
93,856 3.00%, 6/1/45, Pool #Q34156 83,446
16,649 3.50%, 6/1/45, Pool #Q33791 15,510
104,161 3.50%, 6/1/45, Pool #Q34164 97,033
23,706 3.00%, 7/1/45, Pool #Q34759 21,424
8,314 3.00%, 7/1/45, Pool #Q34979 7,432
43,423 4.00%, 8/1/45, Pool #Q35845 41,893
7,029 4.00%, 9/1/45, Pool #Q37853 6,674
127,741 3.50%, 11/1/45, Pool #Q37467 119,564
2,834 4.00%, 11/1/45, Pool #Q38812 2,669
1,425 4.00%, 2/1/46, Pool #Q38879 1,389
10,767 4.00%, 2/1/46, Pool #Q38783 10,205
7,576 4.00%, 2/1/46, Pool #Q38782 7,275
5,531 4.00%, 4/1/46, Pool #Q39975 5,311
21,010 4.00%, 4/1/46, Pool #V82292 20,282
142,948 3.50%, 5/1/46, Pool #G60553 132,809
39,907 3.50%, 5/1/46, Pool #Q40647 36,976
47,957 3.50%, 5/1/46, Pool #G60603 44,509
133,255 3.50%, 9/1/46, Pool #Q43257 123,677
7,139 4.00%, 9/1/47, Pool #Q50433 6,865
13,708 4.00%, 10/1/47, Pool #Q51189 13,183
8,311 4.00%, 2/1/48, Pool #Q54192 7,879
96,335 4.00%, 5/1/48, Pool #Q55992 91,318
290,158 4.00%, 6/1/48, Pool #G67713 276,889
37,092 4.00%, 7/1/48, Pool #Q59935 35,854
237,320 2.50%, 8/1/50, Pool #SD0430 199,364
282,501 2.50%, 10/1/50, Pool #SD7525 238,853
53,125 2.00%, 11/1/50, Pool #SD8106 42,444
413,728 2.50%, 11/1/50, Pool #SD7530 349,386
27,423 2.50%, 2/1/51, Pool #RA4575 22,996
32,569 2.50%, 2/1/51, Pool #SD7535 27,665
21,702 2.50%, 3/1/51, Pool #RA4749 18,197
312,382 1.50%, 4/1/51, Pool #QC0798 236,568
534,376 3.00%, 5/1/51, Pool #QC1881 466,442
109,309 2.00%, 5/1/51, Pool #SD7541 87,893
11,467 2.00%, 7/1/51, Pool #QC4163 9,223
116,290 3.00%, 9/1/51, Pool #QC7496 101,778
263,779 2.00%, 10/1/51, Pool #RA6076 211,999
390,981 2.00%, 11/1/51, Pool #RA6241 314,258
155,462 2.00%, 11/1/51, Pool #RA6302 124,619
923,000 2.50%, 12/1/51, Pool #RA6435 776,388
159,949 2.00%, 12/1/51, Pool #RA6510 128,643
242,430 2.00%, 2/1/52, Pool #RA6823 194,691
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 74,017 5.50%, 9/1/52, Pool #SD1579 $ 74,574
85,667 5.00%, 11/1/52, Pool #SD1862 85,126
67,000 6.00%, 12/1/52, Pool #RA8306 68,879
88,779 6.00%, 4/1/54, Pool #SD7569 91,644
141,765 6.00%, 5/1/54, Pool #SD7570 145,039
32,081 6.50%, 6/1/54, Pool #SD5521 33,739
92,435 6.00%, 9/1/54, Pool #SD6419 95,641
38,152 6.50%, 9/1/54, Pool #SD6620 40,191
121,038 6.00%, 11/1/54, Pool #RJ2748 124,064
156,622 5.50%, 1/1/55, Pool #SL0307 159,102
34,989 6.50%, 3/1/55, Pool #RJ3703 36,678
23,422 6.50%, 3/1/55, Pool #RJ3700 24,567
38,363 6.50%, 3/1/55, Pool #RJ3704 40,162
8,475,212
Federal National Mortgage Association (8.0%):
47,448 2.50%, 6/1/29, Pool #MA3734 45,952
30,573 2.50%, 9/1/31, Pool #AS8012 29,328
103,266 2.50%, 12/1/32, Pool #CA3748 99,355
1,305 4.50%, 7/1/33, Pool #729327 1,317
658 4.50%, 7/1/33, Pool #720240 663
2,898 4.50%, 8/1/33, Pool #723124 2,928
6,497 4.50%, 8/1/33, Pool #726928 6,564
5,903 4.50%, 8/1/33, Pool #726956 5,964
913 4.50%, 8/1/33, Pool #727029 921
8,884 4.50%, 8/1/33, Pool #729380 8,974
1,414 4.50%, 8/1/33, Pool #727160 1,428
1,512 4.50%, 8/1/33, Pool #729713 1,513
3,304 4.50%, 9/1/33, Pool #734922 3,338
9,246 4.50%, 9/1/33, Pool #727147 9,341
14,596 4.50%, 12/1/33, Pool #AL5321 14,742
57,814 3.50%, 8/1/34, Pool #CA4090 56,654
10,893 6.00%, 10/1/34, Pool #AL2130 11,288
38,342 3.50%, 2/1/35, Pool #CA5291 36,989
23,235 4.50%, 9/1/35, Pool #AB8198 23,463
135,066 2.00%, 10/1/35, Pool #BK5705 124,755
209,207 6.00%, 5/1/36, Pool #745512 218,879
106,876 6.00%, 1/1/37, Pool #932030 112,171
19,956 6.00%, 3/1/37, Pool #889506 20,843
29,333 6.00%, 1/1/38, Pool #889371 30,745
10,588 6.00%, 3/1/38, Pool #889219 10,952
4,747 6.00%, 7/1/38, Pool #889733 4,910
25,641 4.50%, 3/1/39, Pool #AB0051 25,904
137,664 4.50%, 4/1/39, Pool #AB0043 139,090
116,461 2.50%, 8/1/39, Pool #MA3761 102,525
13,499 4.50%, 11/1/39, Pool #AC5442 13,464
41,093 6.00%, 5/1/40, Pool #AL2129 42,489
40,135 2.00%, 10/1/40, Pool #FM4644 34,370
101,875 2.00%, 11/1/40, Pool #MA4176 88,637
15,093 2.00%, 12/1/40, Pool #MA4204 13,131
16,065 2.00%, 2/1/41, Pool #MA4268 13,687
20,517 4.50%, 2/1/41, Pool #AH5580 20,460
16,450 2.00%, 3/1/41, Pool #MA4287 13,955
47,692 2.00%, 4/1/41, Pool #CB0116 41,280
17,625 2.00%, 6/1/41, Pool #MA4364 14,959
35,000 2.00%, 6/1/41, Pool #FM7891 30,294
134,853 2.00%, 10/1/41, Pool #MA4446 114,395
379,693 1.50%, 11/1/41, Pool #MA4473 311,838
2,715 6.00%, 1/1/42, Pool #AL2128 2,726
692,307 2.00%, 5/1/42, Pool #FS4603 600,452

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 107,952 2.50%, 2/1/43, Pool #AB8465 $ 95,033
115,072 4.50%, 3/1/44, Pool #AL5082 113,201
34,891 3.00%, 5/1/45, Pool #AS4972 31,407
22,455 5.00%, 6/1/45, Pool #AZ3448 22,715
9,331 3.00%, 8/1/45, Pool #AZ3728 8,409
79,042 3.00%, 8/1/45, Pool #AS5634 71,150
25,456 3.00%, 8/1/45, Pool #AZ8288 22,916
26,547 4.50%, 2/1/46, Pool #BM5199 26,442
23,218 4.50%, 8/1/46, Pool #AL9111 22,946
307,240 4.50%, 2/1/47, Pool #AL9846 305,170
22,388 3.00%, 5/1/49, Pool #MA3670 19,676
86,288 3.50%, 1/1/50, Pool #FS3728 80,398
166,765 1.50%, 12/1/50, Pool #CA8005 125,990
210,667 2.50%, 4/1/51, Pool #FM6540 177,948
378,088 2.00%, 4/1/51, Pool #MA4305 300,928
56,271 2.50%, 5/1/51, Pool #MA4326 46,991
53,296 2.50%, 5/1/51, Pool #CB0388 44,718
421,561 3.00%, 6/1/51, Pool #CB0850 369,225
399,388 1.50%, 6/1/51, Pool #MA4354 302,290
9,393 2.00%, 7/1/51, Pool #BT1461 7,555
71,002 3.00%, 8/1/51, Pool #FM9973 62,311
203,226 2.00%, 10/1/51, Pool #CB1799 163,762
273,155 2.00%, 10/1/51, Pool #CB1801 219,696
74,993 3.00%, 11/1/51, Pool #CB2095 65,074
611,285 2.50%, 11/1/51, Pool #FM9501 512,723
177,999 2.00%, 11/1/51, Pool #FM9539 143,172
280,714 2.00%, 11/1/51, Pool #FM9568 226,417
118,266 3.00%, 11/1/51, Pool #FM9632 103,757
162,910 3.00%, 11/1/51, Pool #CB2164 142,984
77,974 2.00%, 12/1/51, Pool #CB2348 62,713
107,973 2.50%, 12/1/51, Pool #CB2376 90,823
151,112 2.50%, 12/1/51, Pool #CB2320 126,772
80,106 3.00%, 12/1/51, Pool #BT9503 70,109
51,753 3.00%, 12/1/51, Pool #CB2420 45,417
117,892 2.00%, 12/1/51, Pool #CB2350 94,752
446,391 2.00%, 12/1/51, Pool #CB2349 359,020
720,592 2.00%, 1/1/52, Pool #FS0286 579,547
526,108 2.00%, 2/1/52, Pool #CB2842 419,880
116,167 5.50%, 10/1/52, Pool #CB4843 116,459
42,090 5.00%, 11/1/52, Pool #FS3295 42,001
78,289 5.00%, 11/1/52, Pool #FS3248 77,918
160,323 5.00%, 11/1/52, Pool #CB5128 159,309
82,148 6.00%, 6/1/53, Pool #CB6538 84,373
39,185 5.50%, 6/1/53, Pool #CB6642 39,649
82,077 5.50%, 6/1/53, Pool #CB6527 82,964
103,048 6.00%, 7/1/53, Pool #FS5067 105,840
249,924 5.50%, 7/1/53, Pool #CB6673 252,740
133,025 5.50%, 8/1/53, Pool #CB6911 134,599
124,216 6.50%, 9/1/53, Pool #CB7134 130,079
121,581 6.50%, 11/1/53, Pool #CB7520 126,989
294,048 6.00%, 5/1/55, Pool #CC0404 302,223
25,000 6.00%, 7/25/55, TBA 25,406
300,000 2.00%, 7/25/55, TBA 237,375
50,000 6.00%, 8/25/55, TBA 50,773
300,000 6.50%, 8/25/55 309,188
75,000 3.50%, 8/25/55, TBA 67,500
200,000 2.00%, 8/25/55, TBA 158,281
10,695,336
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association (5.6%):
$ 2,206 5.00%, 6/15/34, Pool #629493 $ 2,183
1,336 5.00%, 3/15/38, Pool #676766 1,364
1,241 5.00%, 4/15/38, Pool #672672 1,266
4,363 5.00%, 8/15/38, Pool #687818 4,452
34,742 5.00%, 1/15/39, Pool #705997 35,371
464 5.00%, 3/15/39, Pool #697946 472
67,287 5.00%, 3/15/39, Pool #646746 68,508
71,714 4.00%, 10/15/40, Pool #783143 69,726
19,474 4.00%, 10/20/40, Pool #4833 18,790
59,106 4.00%, 1/20/41, Pool #4922 57,031
161,586 4.50%, 3/20/41, Pool #4978 159,124
57,031 4.50%, 5/20/41, Pool #5055 56,162
118,270 4.00%, 5/20/41, Pool #5054 112,897
57,015 4.50%, 6/15/41, Pool #366975 55,663
38,029 4.50%, 6/20/41, Pool #5082 37,450
153,034 3.50%, 12/20/41, Pool #5258 142,692
268,893 4.00%, 1/20/42, Pool #5280 256,671
150,117 3.00%, 12/20/42, Pool #AA5872 137,991
96,219 3.00%, 12/20/42, Pool #MA0624 88,183
16,742 3.00%, 1/20/43, Pool #MA0698 15,375
210,030 3.50%, 2/20/43, Pool #MA0783 193,822
41,155 3.00%, 3/20/43, Pool #AD8812 36,984
27,643 3.50%, 3/20/43, Pool #AD8884 25,435
98,917 3.00%, 3/20/43, Pool #AA6146 89,261
29,386 3.50%, 4/20/43, Pool #AD9075 27,039
11,340 3.50%, 4/20/43, Pool #AB9891 10,435
2,426 4.00%, 7/20/44, Pool #MA2074 2,330
103,977 4.00%, 4/15/46, Pool #784232 99,603
15,549 3.50%, 7/20/46, Pool #784391 14,448
8,803 3.00%, 10/20/46, Pool #MA4003 7,894
459,982 3.00%, 12/20/46, Pool #MA4126 412,870
47,199 4.00%, 1/15/47, Pool #AX5831 44,468
54,364 4.00%, 1/15/47, Pool #AX5857 51,713
144,605 3.00%, 1/20/47, Pool #MA4195 129,795
87,785 3.00%, 2/20/47, Pool #MA4261 78,536
142,984 4.00%, 4/20/47, Pool #784304 133,889
140,068 4.00%, 4/20/47, Pool #784303 131,154
42,267 4.00%, 4/20/48, Pool #BG3507 40,127
44,515 4.00%, 4/20/48, Pool #BG7744 42,263
49,228 2.00%, 9/20/50, Pool #MA6864 40,169
90,547 2.00%, 10/20/50, Pool #MA6930 73,884
250,185 2.00%, 11/20/50, Pool #MA6994 203,835
373,624 2.00%, 1/20/51, Pool #MA7135 304,463
237,786 2.00%, 2/20/51, Pool #MA7192 193,728
83,444 2.50%, 6/20/51, Pool #MA7418 70,889
366,829 2.50%, 8/20/51, Pool #MA7534 311,643
165,782 2.50%, 9/20/51, Pool #MA7589 140,845
343,019 2.00%, 2/20/52, Pool #MA7880 279,443
389,779 2.50%, 2/20/52, Pool #MA7881 331,241
43,901 4.00%, 10/20/52, Pool #MA8346 40,907
623,117 4.50%, 4/20/53, Pool #MA8799 597,328
1,200,000 5.00%, 6/20/55, Pool #MB0423 1,179,459
250,000 2.50%, 7/20/55, TBA 212,227
200,000 5.50%, 7/20/55, TBA 200,219
350,000 2.50%, 8/20/55, TBA 297,117
150,000 5.50%, 8/20/55, TBA 150,047
7,520,881
Total U.S. Government Agency Mortgages (Cost $29,079,980) 26,691,429

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2025 .
Principal Amount Value
U.S. Treasury Obligations (29.9%):
U.S. Treasury Bonds (11.9%):
$ 3,103,000 1.75%, 8/15/41 $ 2,058,646
3,690,000 3.63%, 2/15/53 3,012,107
8,364,000 4.13%, 8/15/53 7,471,078
1,700,000 4.25%, 8/15/54 1,552,844
480,000 4.63%, 2/15/55 467,437
1,321,000 4.75%, 5/15/55 1,313,414
15,875,526
U.S. Treasury Notes (18.0%):
1,850,000 4.00%, 5/31/30 1,868,067
3,303,000 4.13%, 5/31/32 3,331,256
8,100,000 3.50%, 2/15/33 7,809,539
3,200,000 3.38%, 5/15/33 3,050,750
199,000 4.00%, 2/15/34 196,963
4,500,000 3.88%, 8/15/34 4,394,531
2,170,000 4.25%, 11/15/34 2,177,375
Principal Amount Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
$ 1,170,000 4.25%, 5/15/35 $ 1,171,828
24,000,309
Total U.S. Treasury Obligations (Cost $42,326,885) 39,875,835
Shares
Unaffiliated Investment Companies (4.7%):
Money Market Funds (4.7%):
1,129,653 BlackRock Liquidity FedFund, Institutional Class,
4.55%(e) (f) 1,129,653
5,208,395 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 4.11%(f) 5,208,395
Total Unaffiliated Investment Companies (Cost $6,338,048) 6,338,048
Total Investment Securities
(Cost $142,422,526 ) — 102.6% 137,056,704
Net other assets (liabilities) — (2.6)% (3,484,352)
Net Assets — 100.0% $ 133,572,352
H15T1Y—1 Year Treasury Constant Maturity Rate
H15T5Y—5 Year Treasury Constant Maturity Rate
LIBOR—London Interbank Offered Rate
PIK—Payment-in Kind
SOFR—Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TBA—To Be Announced Security
US0003M—3 Month US Dollar LIBOR
* Non-income producing security.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of June 30, 2025. The total value of securities on loan as of June 30, 2025 was $1,076,442.
+ This security, in part or entirely, represents an unfunded loan commitment.
(a) Security was valued using significant unobservable inputs as of June 30, 2025.
(b) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at June 30,
2025.
(d) Defaulted bond.
(e) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2025.
(f) The rate represents the effective yield at June 30, 2025.
Amounts shown as “—“ are either $0 or round to less than $1.
Futures Contracts
At June 30, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
U.S. Treasury 10-Year Note September Futures (U.S. Dollar) 9/19/25 10 $ 1,121,250 $ 12,173
U.S. Treasury 5-Year Note September Futures (U.S. Dollar) 9/30/25 128 13,952,000 101,830
$ 114,003

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of June 30, 2025 :
(Unaudited)
Country Percentage
Australia 0.3%
Bermuda 0.1%
Brazil —%
†
Canada 0.4%
Cayman Islands 6.5%
Colombia 0.1%
Dominican Republic 0.2%
Finland —%
†
France 0.4%
Ireland 0.5%
Israel —%
†
Italy 0.4%
Jersey 0.6%
Liberia 0.1%
Luxembourg 0.8%
Marshall Island —%
†
Mauritius —%
†
Mexico 0.8%
Netherlands 0.4%
Norway —%
†
Panama 0.1%
Peru —%
†
Saudi Arabia 0.1%
Singapore —%
†
Spain —%
†
Switzerland 0.2%
United Kingdom 0.6%
United States 87.4%
100.0%
† Represents less than 0.05%.

AZL Fidelity Institutional Asset Management Total Bond Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2025
(Unaudited)
Assets:
Investment securities, at cost $ 142,422,526
aaa
aaa
Investment securities, at value(a) $ 137,056,704
Cash 60,092
Interest and dividends receivable 1,260,875
Receivable for capital shares issued 4,292
Receivable for investments sold 433,493
Receivable for TBA investments sold 1,052,887
Receivable for variation margin on futures contracts 20,125
Prepaid expenses 360
Total Assets 139,888,828
Liabilities:
Payable for investments purchased 2,285,416
Payable for TBA investments purchased 2,746,562
Payable for capital shares redeemed 54,011
Payable for collateral received on loaned securities 1,129,653
Management fees payable 53,312
Administration fees payable 16,742
Distribution fees payable 24,368
Custodian fees payable 1,321
Administrative and compliance services fees payable 31
Transfer agent fees payable 1,582
Trustee fees payable 264
Other accrued liabilities 3,214
Total Liabilities 6,316,476
Commitments and contingent liabilities^
Net Assets
$ 133,572,352
Net Assets Consist of:
Paid in capital $ 180,072,933
Total distributable earnings (46,500,581)
Net Assets
$ 133,572,352
Class 1
Net Assets $ 13,849,293
Shares of beneficial interest (unlimited number of shares authorized, no par value) 1,653,535
Net Asset Value (offering and redemption price per share) $ 8.38
Class 2
Net Assets $ 119,723,059
Shares of beneficial interest (unlimited number of shares authorized, no par value) 13,673,355
Net Asset Value (offering and redemption price per share) $ 8.76
(a) Includes securities on loan of $1,076,442.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Interest $ 3,273,814
Dividends 33,282
Income from securities lending 5,067
Total Investment Income 3,312,163
Expenses:
Management fees 337,183
Administration fees 79,246
Distribution fees - Class 2 150,954
Custodian fees 4,295
Administrative and compliance services fees 1,575
Transfer agent fees 7,710
Trustee fees 3,424
Professional fees 3,865
Shareholder reports 2,268
Other expenses 2,935
Total expenses before reductions 593,455
Less Management fees contractually waived (6,744)
Net expenses 586,711
Net Investment Income/(Loss)
2,725,452
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities (2,422,218)
Net realized gains/(losses) on futures contracts (1)
Net realized gains/(losses) on securities sold short (74)
Change in net unrealized appreciation/depreciation on securities 5,527,997
Change in net unrealized appreciation/depreciation on futures contracts 114,003
Net realized and Change in net unrealized gains/losses on
investments
3,219,707
Change in Net Assets Resulting From Operations
$ 5,945,159

AZL Fidelity Institutional Asset Management Total Bond Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Six Months Ended
June 30, 2025
For the
Year Ended
December 31, 2024
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 2,725,452 $ 5,723,026
Net realized gains/(losses) on investments (2,422,293) (4,583,139)
Change in unrealized appreciation/depreciation on investments 5,642,000 1,505,355
Change in net assets resulting from operations 5,945,159 2,645,242
Distributions to Shareholders:
Class 1 — (946,814)
Class 2 — (6,851,238)
Change in net assets resulting from distributions to shareholders — (7,798,052)
Capital Transactions:
Class 1
Proceeds from shares issued 280,091 425,065
Proceeds from dividends reinvested — 946,814
Value of shares redeemed (2,720,850) (1,746,297)
Total Class 1 Shares (2,440,759) (374,418)
Class 2
Proceeds from shares issued 2,100,512 4,931,020
Proceeds from dividends reinvested — 6,851,238
Value of shares redeemed (13,092,769) (28,007,586)
Total Class 2 Shares (10,992,257) (16,225,328)
Change in net assets resulting from capital transactions (13,433,016) (16,599,746)
Change in net assets (7,487,857) (21,752,556)
Net Assets:
Beginning of period 141,060,209 162,812,765
End of period $ 133,572,352 $ 141,060,209
Share Transactions:
Class 1
Shares issued 34,302 50,610
Dividends reinvested — 114,765
Shares redeemed (335,751) (212,141)
Total Class 1 Shares (301,449) (46,766)
Class 2
Shares issued 244,919 571,143
Dividends reinvested — 792,967
Shares redeemed (1,535,841) (3,244,942)
Total Class 2 Shares (1,290,922) (1,880,832)
Change in shares (1,592,371) (1,927,598)
Amounts shown as “—” are either $0 or round to less than $1.

AZL Fidelity Institutional Asset Management Total Bond Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
(Unaudited)
Class 1
Net Asset Value, Beginning of Period
$ 8.01  $ 8.32  $ 8.39  $ 10.27  $ 10.73  $ 10.20
Investment Activities:
Net Investment Income/(Loss)(a) 0.17  0.33  0.36  0.27  0.23  0.29
Net Realized and Unrealized Gains/(Losses) on Investments 0.20  (0.14) 0.17  (1.64) (0.17) 0.63
Total from Investment Activities 0.37  0.19  0.53  (1.37) 0.06  0.92
Distributions to Shareholders From:
Net Investment Income —  (0.50) (0.60) (0.27) (0.31) (0.39)
Net Realized Gains —  —  —  (0.24) (0.21) —
Total Dividends —  (0.50) (0.60) (0.51) (0.52) (0.39)
Net Asset Value, End of Period
$ 8.38  $ 8.01  $ 8.32  $ 8.39  $ 10.27  $ 10.73
Total Return
(b) 4.62%(c) 2.07% 6.92% (13.20)% 0.59% 9.12%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 13,849  $ 15,653  $ 16,651  $ 16,553  $ 21,203  $ 22,495
Net Investment Income/(Loss)(d) 4.26% 4.02% 4.26% 2.89% 2.21% 2.78%
Expenses Before Reductions(d)(e) 0.66% 0.65% 0.61% 0.56% 0.57% 0.58%
Expenses Net of Reductions(d) 0.65% 0.64% 0.60% 0.56% 0.57% 0.58%
Portfolio Turnover Rate(f) 20%(c) 26% 83% 24% 76% 71%
Class 2
Net Asset Value, Beginning of Period
$ 8.38  $ 8.68  $ 8.69  $ 10.60  $ 11.06  $ 10.50
Investment Activities:
Net Investment Income/(Loss)(a) 0.17  0.33  0.34  0.25  0.21  0.27
Net Realized and Unrealized Gains/(Losses) on Investments 0.21  (0.16) 0.19  (1.68) (0.18) 0.65
Total from Investment Activities 0.38  0.17  0.53  (1.43) 0.03  0.92
Distributions to Shareholders From:
Net Investment Income —  (0.47) (0.54) (0.24) (0.28) (0.36)
Net Realized Gains —  —  —  (0.24) (0.21) —
Total Dividends —  (0.47) (0.54) (0.48) (0.49) (0.36)
Net Asset Value, End of Period
$ 8.76  $ 8.38  $ 8.68  $ 8.69  $ 10.60  $ 11.06
Total Return
(b) 4.53%(c) 1.75% 6.68% (13.37)% 0.31% 8.84%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 119,723  $ 125,408  $ 146,162  $ 319,231  $ 425,299  $ 436,803
Net Investment Income/(Loss)(d) 4.01% 3.77% 3.93% 2.64% 1.96% 2.53%
Expenses Before Reductions(d)(e) 0.91% 0.90% 0.85% 0.81% 0.82% 0.83%
Expenses Net of Reductions(d) 0.90% 0.89% 0.84% 0.81% 0.82% 0.83%
Portfolio Turnover Rate(f) 20%(c) 26% 83% 24% 76% 71%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

AZL Fidelity Institutional Asset Management Total Bond Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Fidelity
Institutional Asset Management Total Bond Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Securities Purchased on a When-Issued Basis
The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. The Fund will not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. The Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.
Short Sales
The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When the Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating

AZL Fidelity Institutional Asset Management Total Bond Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Bank Loans
The Fund may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium as shown in the Schedule of
Portfolio Investments. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Schedule of Portfolio Investments. All or a portion of any bank loans may be unfunded. The Fund reflects both the funded portion of a bank loan, as well as its unfunded commitment in the Schedule of Portfolio Investments.
The portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the portfolio must have funds sufficient to cover its contractual obligation.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2025 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9%
of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $509 during the period ended June 30, 2025. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $1,129,653 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2025. At June 30, 2025, there were no master netting provisions in the securities lending agreement.
TBA Purchase and Sale Commitments
The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted
“good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of June 30, 2025, no collateral had been posted by the Fund to counterparties for TBAs.

AZL Fidelity Institutional Asset Management Total Bond Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2025, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Futures Contracts
During the period ended June 30, 2025, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June
30, 2025, the monthly average notional amount for long contracts was $2.5 million. There was no short contract activity during the period. Realized gains and losses are reported as
“Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2025:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2025:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with FIAM LLC (“FIAM” or the “Subadviser”), FIAM provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Interest Rate Risk
– 114,003
–
– –
Futures Contracts Receivable for variation margin on futures contracts* $114,003 Payable for variation margin on futures contracts* $ —
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts”.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Interest Rate Risk
– (114,003)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$(1) $114,003

AZL Fidelity Institutional Asset Management Total Bond Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

For the period ended June 30, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The annual rate due to the Manager is 0.50% of the first $2.5 billion of the Fund’s average daily net assets, 0.40% of the next $15 billion of the Fund’s average daily net assets, and 0.37% on the Fund’s average daily net assets over $17.5 billion. The Manager waived, prior to any application of expense limit, the management fee to 0.49% on all assets in order to maintain a more competitive expense ratio. The annual rate due to the Subadviser from the Manager is 0.25% of the first $100 million of the Fund’s average daily net assets,
0.18% of the next $400 million of the Fund’s average daily net assets and 0.13% of the Fund’s average daily net assets over $500 million. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2026.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund’s expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30,
2025, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are
Annual Rate* Annual Expense Limit
AZL Fidelity Institutional Asset Management Total Bond Fund, Class 1 0.50% 0.70%
AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2 0.50% 0.95%

AZL Fidelity Institutional Asset Management Total Bond Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source in accordance with valuation procedures approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of June 30, 2025 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the period ended June 30, 2025, cost of purchases and proceeds from sales of securities (excluding fund merger transactions and securities maturing less than one year from acquisition) were as follows:
For the period ended June 30, 2025, purchases and sales of long-term U.S. government securities were as follows:
6. Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of
1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act.
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 556 $ 82,007 $ 1,183,380 $ 1,265,943
Preferred Stock 35,900 — — 35,900
Warrant
+
— 699 — 699
Asset Backed Securities — 3,977,369 — 3,977,369
Collateralized Mortgage Obligations — 9,901,682 — 9,901,682
Collateralized Mortgage Backed Securities — 6,586,888 — 6,586,888
Convertible Bonds — 248,835 — 248,835
Bank Loans — 1,239,924 — 1,239,924
Corporate Bonds
+
— 32,307,393 — 32,307,393
Yankee Debt Obligations
+
— 8,586,759 — 8,586,759
U.S. Government Agency Mortgages — 26,691,429 — 26,691,429
U.S. Treasury Obligations — 39,875,835 — 39,875,835
Unaffiliated Investment Companies 6,338,048 — — 6,338,048
Total Investment Securities 6,374,504 129,498,820 1,183,380 137,056,704
Other Financial Instruments:
*
Futures Contracts 114,003 — — 114,003
Total Investments $6,488,507 $129,498,820 $1,183,380 $137,170,707
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
Purchases Sales
AZL Fidelity Institutional Asset Management Total Bond Fund $27,338,345 $41,051,951
Purchases Sales
AZL Fidelity Institutional Asset Management Total Bond Fund $11,751,048 $22,428,510

AZL Fidelity Institutional Asset Management Total Bond Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2025 are identified below.
7. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Bank Loan Risk : There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.
Derivatives Risk : The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk.
Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk : Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Interest Rate Risk : Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates. Macroeconomic factors, such as inflationary trends, can heighten interest rate risk.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security or other asset may fluctuate significantly due to factors such as changes in general market conditions, including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiment, or instability or other disruptive events in the local, regional or global markets. Certain changes in the U.S. economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the Fund's securities.
Mortgage-Related and Other Asset-Backed Securities Risk : The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, investments in mortgage-related securities may cause the Fund to exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If the Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied.
An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-
payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.
Short Sale Risk : The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. Because making short sales in securities that it does not own exposes the
Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. The Fund will realize a gain if the security declines in price between
Security
Acquisition
Date (a)
Acquisition
Cost
Shares or
Principal
Amount Value
Percentage of Net
Assets
Finastra US TL Term 1Ln , 12.59% , 9/13/29 9/22/23 $ 52,012 53, 073 $ 53, 073 0.04%
Wolfspeed , Inc. PIK VAR , 4.32% , 6/23/30 10/11/24 33 , 600 35 , 099 34 , 179 0.03%
(a) Acquisition date represents the initial purchase date of the security.

AZL Fidelity Institutional Asset Management Total Bond Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

those dates. As a result, if the Fund makes short sales in securities that increase in value, it will likely underperform similar funds that do not make short sales in securities they do not own. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. The Fund may also pay transaction costs and borrowing fees in connection with short sales.
8. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 was $153,626,300. The gross unrealized appreciation/
(depreciation) on a tax basis was as follows:
As of the end of its tax year ended December 31, 2024, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.
CLCFS not subject to expiration:
The tax character of dividends paid to shareholders during the year ended December 31, 2024 was as follows:
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
9. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2025, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.
10. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating
Unrealized appreciation $790,378
Unrealized (depreciation) (11,712,018)
Net unrealized appreciation/(depreciation) $(10,921,640)
Short-Term
Amount
Long-Term
Amount Total
AZL Fidelity Institutional Asset Management Total Bond Fund $ 8,636,123 $ 38,610,995 $ 47,247,118
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Fidelity Institutional Asset Management Total Bond Fund $7,798,052 $– $7,798,052
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL Fidelity Institutional Asset Management Total Bond Fund $5,723,018 $— $(47,247,118) $(10,921,640) $(52,445,740)
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

AZL Fidelity Institutional Asset Management Total Bond Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
11. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts
Not applicable.

SARRPT0625 08/25
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Government Money Market Fund
Semi-Annual Financial Statements and Other Information
June 30, 2025
(Unaudited)

AZL® Government Money Market Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Government Money Market Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages (16.4%):
Federal Home Loan Mortgage Corporation (0.9%):
$ 1,400,000 0.38%, 9/23/25 $ 1,387,764
1,200,000 4.54%(SOFR+14bps), 9/23/26 1,200,000
900,000 4.54%(SOFR+14bps), 10/16/26 900,000
800,000 4.52%(SOFR+12bps), 5/5/27 800,000
4,287,764
Federal National Mortgage Association (1.6%):
3,810,000 4.52%(SOFR+12bps), 7/29/26 3,810,000
1,250,000 4.54%(SOFR+14bps), 8/21/26 1,250,000
1,415,000 4.54%(SOFR+14bps), 10/23/26 1,415,000
1,900,000 4.54%(SOFR+14bps), 11/20/26 1,900,000
8,375,000
Federal Home Loan Banks (12.2%):
8,515,000 4.33%, 7/3/25 8,515,000
5,845,000 3.83%, 7/11/25(a) 5,838,165
750,000 4.40%, 7/21/25 750,000
3,730,000 4.56%(SOFR+16bps), 7/21/25 3,730,000
4,950,000 4.41%, 8/5/25 4,950,000
400,000 4.41%(SOFR+1bps), 8/11/25 400,000
700,000 4.41%(SOFR+1bps), 8/12/25 700,000
2,575,000 4.40%, 8/14/25 2,575,000
505,000 4.40%, 8/21/25 505,000
800,000 4.41%(SOFR+1bps), 8/26/25 800,000
3,725,000 4.40%, 8/29/25 3,725,000
1,355,000 4.19%, 8/29/25(a) 1,345,602
1,100,000 4.41%(SOFR+1bps), 9/2/25 1,100,000
700,000 4.41%, 9/3/25 700,000
2,145,000 4.41%, 9/12/25 2,145,000
600,000 4.40%, 10/6/25 600,000
1,100,000 4.13%, 11/7/25, Callable 8/7/25 @ 100.00 1,099,625
1,910,000 4.22%, 11/28/25(a) 1,876,774
1,100,000 4.42%(SOFR+2bps), 12/12/25 1,100,000
555,000 4.40%, 12/18/25 555,000
660,000 4.40%, 12/19/25 660,000
220,000 4.40%, 12/22/25 220,000
1,070,000 4.40%, 12/24/25 1,070,000
1,540,000 4.40%, 12/26/25 1,540,000
1,585,000 4.40%, 12/30/25 1,585,000
550,000 4.41%(SOFR+1bps), 2/17/26 550,000
1,800,000 4.38%, 3/23/26, Callable 8/20/25 @ 100.00 1,800,000
1,060,000 4.34%, 4/17/26, Callable 9/19/25 @ 100.00 1,060,000
3,215,000 4.34%, 4/17/26, Callable 9/17/25 @ 100.00 3,215,000
3,000,000 4.25%, 5/22/26, Callable 7/23/25 @ 100.00 2,999,736
1,700,000 4.35%, 6/5/26, Callable 8/6/25 @ 100.00 1,699,780
1,925,000 4.50%(SOFR+10bps), 6/26/26 1,925,000
860,000 4.47%(SOFR+7bps), 3/25/27 860,000
62,194,682
Federal Farm Credit Banks Funding Corp. (1.7%):
700,000 4.47%(SOFR+7bps), 11/17/25 700,000
300,000 4.50%(SOFR+10bps), 6/24/26 300,000
700,000 4.50%(SOFR+10bps), 6/26/26 700,000
3,600,000 4.54%(SOFR+14bps), 10/15/26 3,599,743
2,000,000 4.55%(USBMMY3M+27bps), 10/16/26 2,000,000
1,100,000 4.48%(SOFR+8bps), 2/1/27 1,100,000
395,000 4.47%(SOFR+7bps), 3/26/27 395,000
8,794,743
Total U.S. Government Agency Mortgages (Cost $83,652,189) 83,652,189
Principal Amount Value
U.S. Treasury Obligations (36.6%):
U.S. Treasury Bills (26.4%):
$ 4,150,000 4.22%, 7/10/25(a) $ 4,145,143
800,000 3.90%, 7/15/25(a) 798,701
8,000,000 3.98%, 7/17/25(a) 7,984,978
400,000 4.08%, 8/5/25(a) 398,374
8,025,000 4.17%, 8/12/25(a) 7,985,216
4,609,400 4.16%, 8/26/25(a) 4,579,224
800,000 4.13%, 8/28/25(a) 794,625
8,600,000 4.16%, 9/2/25(a) 8,536,909
8,500,000 4.09%, 9/4/25(a) 8,436,665
14,686,200 4.17%, 9/9/25(a) 14,566,285
2,500,000 4.22%, 9/16/25(a) 2,477,328
1,605,000 4.08%, 9/18/25(a) 1,590,577
5,600,000 4.22%, 9/23/25(a) 5,544,728
2,264,400 4.12%, 9/25/25(a) 2,242,093
3,074,800 4.22%, 9/30/25(a) 3,042,002
1,223,700 4.06%, 10/2/25(a) 1,210,871
600,000 4.13%, 10/23/25(a) 592,191
3,600,000 4.22%, 10/28/25(a) 3,550,079
4,565,000 4.12%, 10/30/25(a) 4,502,151
1,455,600 4.11%, 11/6/25(a) 1,434,454
5,300,000 4.18%, 11/20/25(a) 5,213,451
8,000,000 4.21%, 11/28/25(a) 7,861,208
4,214,900 4.20%, 12/4/25(a) 4,139,099
3,495,000 4.20%, 12/11/25(a) 3,429,337
5,600,000 4.21%, 12/18/25(a) 5,490,123
6,905,000 4.15%, 12/26/25(a) 6,765,328
4,175,000 4.13%, 1/2/26(a) 4,087,774
7,000,000 4.06%, 3/19/26(a) 6,799,081
3,664,300 4.06%, 5/14/26(a) 3,537,494
3,467,000 4.08%, 6/11/26(a) 3,336,092
135,071,581
U.S. Treasury Notes (10.2%):
9,605,000 4.41%(USBMMY3M+13bps), 7/31/25 9,604,920
1,675,000 4.45%(USBMMY3M+17bps), 10/31/25 1,674,822
200,000 0.38%, 11/30/25 196,726
1,000,000 0.38%, 12/31/25 981,172
360,000 4.25%, 12/31/25 359,989
595,000 0.38%, 1/31/26 581,962
4,820,000 4.53%(USBMMY3M+25bps), 1/31/26 4,820,000
300,000 0.50%, 2/28/26 292,962
300,000 4.63%, 2/28/26 300,973
4,200,000 0.75%, 3/31/26 4,099,652
6,400,000 4.43%(USBMMY3M+15bps), 4/30/26 6,400,334
705,000 1.63%, 5/15/26 690,571
260,000 0.88%, 6/30/26 251,760
1,820,000 4.63%, 6/30/26 1,828,274
3,905,000 4.46%(USBMMY3M+18bps), 7/31/26 3,902,723
7,615,000 4.49%(USBMMY3M+21bps), 10/31/26 7,615,000
8,435,000 4.38%(USBMMY3M+10bps), 1/31/27 8,434,733
52,036,573
Total U.S. Treasury Obligations (Cost $187,108,154) 187,108,154

AZL Government Money Market Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2025.
Principal Amount Value
Repurchase Agreements (34.7%):
$ 27,000,000 Bank of Montreal, 4.39%, 7/1/25, (Purchased
on 6/30/25, proceeds at maturity $27,003,293,
Collateralized by U.S. Treasury Bonds, 3.13%
- 4.75%, 2/15/43 - 11/15/53, fair value of
$27,540,003) $ 27,000,000
25,000,000 Bank of Nova Scotia, 4.41%, 7/1/25, (Purchased
on 6/30/25, proceeds at maturity $25,003,063,
Collateralized by U.S. Treasury Obligations,
0.00% - 4.88%, 7/15/25 - 8/15/48, fair value of
$25,503,131) 25,000,000
30,000,000 BNP Paribas, 4.40%, 7/1/25, (Purchased on
6/30/25, proceeds at maturity $30,003,667,
Collateralized by U.S. Government Agency
Obligations, 0.00% - 6.92%, 6/1/27 - 4/15/58, fair
value of $30,831,480) 30,000,000
25,000,000 Citigroup Global Markets, 4.40%, 7/1/25,
(Purchased on 6/30/25, proceeds at maturity
$25,003,056, Collateralized by U.S. Treasury Notes,
1.63% - 4.88%, 4/30/26 - 5/31/26, fair value of
$25,500,092) 25,000,000
20,000,000 Natixis, 4.39%, 7/1/25, (Purchased on 6/30/25,
proceeds at maturity $20,002,439, Collateralized by
U.S. Treasury Obligations, 0.13% - 4.63%, 3/31/26
- 2/15/53, fair value of $20,400,054) 20,000,000
Principal Amount Value
Repurchase Agreements, continued
$ 25,000,000 Sumitomo Mitsui, 4.39%, 7/1/25, (Purchased
on 6/30/25, proceeds at maturity $25,003,049,
Collateralized by U.S. Treasury Notes, 3.88%
- 4.34%, 1/31/27 - 6/15/28, fair value of
$25,500,001) $ 25,000,000
10,000,000 Toronto Dominion Bank NY, 4.40%, 7/1/25,
(Purchased on 6/30/25, proceeds at maturity
$10,001,222, Collateralized by U.S. Treasury Notes,
3.38% - 4.00%, 5/15/33 - 2/15/34, fair value of
$10,200,037) 10,000,000
15,000,000 Toronto Dominion Bank NY, 4.41%, 7/1/25,
(Purchased on 6/30/25, proceeds at maturity
$15,001,838, Collateralized by U.S. Government
Agency Obligation, 3.00%, 8/1/50, fair value of
$15,450,000) 15,000,000
Total Repurchase Agreements (Cost $177,000,000) 177,000,000
Total Investment Securities
(Cost $447,760,343 ) — 87.7% 447,760,343
Net other assets (liabilities) — 12.3% 63,041,642
Net Assets — 100.0% $ 510,801,985
SOFR—Secured Overnight Financing Rate
USBMMY3M—3 Month Treasury Bill Rate
(a) The rate represents the effective yield at June 30, 2025.

AZL Government Money Market Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2025
(Unaudited)
Assets:
Investment securities, at cost $ 270,760,343
aaa
aaa
Investment securities, at value $ 270,760,343
Repurchase agreements, at value/cost 177,000,000
Cash 241,906
Interest and dividends receivable 845,294
Receivable for capital shares issued 70,956,702
Prepaid expenses 1,051
Total Assets 519,805,296
Liabilities:
Payable for investments purchased 8,737,853
Management fees payable 127,915
Administration fees payable 23,755
Distribution fees payable 94,055
Custodian fees payable 1,397
Administrative and compliance services fees payable 524
Transfer agent fees payable 1,297
Trustee fees payable 1,824
Other accrued liabilities 14,691
Total Liabilities 9,003,311
Commitments and contingent liabilities^
Net Assets
$ 510,801,985
Net Assets Consist of:
Paid in capital $ 510,752,130
Total distributable earnings 49,855
Net Assets
$ 510,801,985
Shares of beneficial interest (unlimited number of shares authorized, no par value) 510,752,252
Net Asset Value (offering and redemption price per share) $ 1.00
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Interest $ 9,482,553
Total Investment Income 9,482,553
Expenses:
Management fees 757,946
Administration fees 81,953
Distribution fees 541,390
Custodian fees 3,184
Administrative and compliance services fees 5,819
Transfer agent fees 4,438
Trustee fees 13,068
Professional fees 14,043
Shareholder reports 4,505
Other expenses 6,435
Total expenses before reductions 1,432,781
Less Management fees contractually waived (21,656)
Net expenses 1,411,125
Net Investment Income/(Loss)
8,071,428
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities 4,996
Net realized and Change in net unrealized gains/losses on
investments
4,996
Change in Net Assets Resulting From Operations
$ 8,076,424

AZL Government Money Market Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Six Months Ended
June 30, 2025
For the
Year Ended
December 31, 2024
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 8,071,428 $ 19,746,080
Net realized gains/(losses) on investments 4,996 22,963
Change in net assets resulting from operations 8,076,424 19,769,043
Distributions to Shareholders:
Distributions (8,071,411) (19,746,077)
Change in net assets resulting from distributions to shareholders (8,071,411) (19,746,077)
Capital Transactions:
Proceeds from shares issued 712,264,988 1,131,962,602
Proceeds from dividends reinvested 8,071,411 19,746,074
Value of shares redeemed (721,341,760) (1,140,204,900)
Change in net assets resulting from capital transactions (1,005,361) 11,503,776
Change in net assets (1,000,348) 11,526,742
Net Assets:
Beginning of period 511,802,333 500,275,591
End of period $ 510,801,985 $ 511,802,333
Share Transactions:
Shares issued 712,264,987 1,131,962,601
Dividends reinvested 8,071,411 19,746,074
Shares redeemed (721,341,759) (1,140,204,900)
Change in shares (1,005,361) 11,503,775

AZL Government Money Market Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
i
Six Months
Ended
June 30, 2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
(Unaudited)
Net Asset Value, Beginning of Period
$1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Investment Activities:
Net Investment Income/(Loss)(a) 0.02  0.04  0.04  0.01  — (b) — (b)
Net Realized and Unrealized Gains/
(Losses) on Investments(b) —  —  —  —  —  —
Total from Investment Activities 0.02  0.04  0.04  0.01  — (b) — (b)
Distributions to Shareholders From:
Net Investment Income (0.02) (0.04) (0.04) (0.01) — (b) — (b)
Total Dividends (0.02) (0.04) (0.04) (0.01) — (b) — (b)
Net Asset Value, End of Period
$1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total Return
(c) 1.87%(d) 4.42% 4.27% 0.77% 0.00%(b) 0.21%
Ratios to Average Net Assets/
Supplemental Data:
Net Assets, End of Period (000's) $510,802 $511,802 $500,276 $517,210 $539,896 $608,070
Net Investment Income/(Loss)(e) 3.73% 4.34% 4.19% 0.77% 0.00%(b) 0.18%
Expenses Before Reductions(e)(f) 0.66% 0.88% 0.88% 0.88% 0.65% 0.66%
Expenses Net of Reductions(e) 0.65% 0.87% 0.87% 0.87% 0.08%(g) 0.35%(g)
(a) Calculated using the average shares method.
(b) Represents less than $0.005 or 0.005%.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) Excludes fee reductions, if any . If such fee reductions had not occurred, the ratios would have been as indicated.
(g) The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum yield.

AZL Government Money Market Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Government
Money Market Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Repurchase Agreements
The Fund may invest in repurchase agreements with financial institutions such as member banks of the Federal Reserve System or from registered broker/dealers that the adviser deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2025, the Fund did not engage in any Rule 17a-7 transactions.

AZL Government Money Market Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Advisors, LLC (“BlackRock Advisors” or the
“Subadviser”), BlackRock Advisors provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager.
The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
For the period ended June 30, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The Manager waived, prior to any application of expense limit, the management fee to 0.34% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2026. The annual rate due to the
Subadviser from the Manager is 0.06% of the first $500 million of the Fund’s net assets and 0.04% of the Fund’s net assets over $500 million.
The Manager, the Distributor and the Fund have entered into a written agreement to waive, reimburse, or pay Fund expenses to the extent necessary in order to maintain a minimum daily yield for the Fund of 0.00%. The Distributor may waive its Rule 12b-1 fees under this agreement. This agreement will continue from year to year in accordance with its terms, and will terminate upon termination of the investment management agreement with the Manager. There is no guarantee the Fund will avoid a negative yield. Such amounts waived, reimbursed, or paid by the Manager and/or the Distributor will be repaid to the Manager and/or the Distributor subject to the following limitations:
1. The repayments will not cause the Fund’s net investment income to fall below 0.00%.
2. The repayments must be made no later than three years after the waiver, reimbursement or payment, calculated monthly from when the waiver, reimbursement or payment was recorded.
3. Any expense recovery paid by the Fund will not cause its expense ratio to exceed 0.87%.
The ability of the Manager and/or Distributor to receive such payments could negatively affect the Fund’s future yield. Amounts waived under this agreement during the period ended
June 30, 2025, if any, are reflected on the Statement of Operations as “Expenses waived/reimbursed by the Manager for minimum daily yield.” At June 30, 2025, there were no waivers subject to repayment by the Fund in subsequent years. The Fund has not recorded a commitment or contingent liability at June 30, 2025.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund’s expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager." At June 30,
2025, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the
Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Annual Rate* Annual Expense Limit
AZL Government Money Market Fund 0.35% 0.87%

AZL Government Money Market Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
The Fund, which operates as a government money market fund, is eligible and has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act.
This involves valuing an instrument at its cost initially and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the investment.
The following is a summary of the valuation inputs used as of June 30, 2025 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the period ended June 30, 2025, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
For the period ended June 30, 2025, purchases and sales of long-term U.S. government securities were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Interest Rate Risk : Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates. Macroeconomic factors, such as inflationary trends, can heighten interest rate risk.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security or other asset may fluctuate significantly due to factors such as changes in general market conditions, including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiment, or instability or other disruptive events in the local, regional or global markets. Certain changes in the U.S. economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the Fund's securities.
Repurchase Agreement Risk : The Fund may invest in repurchase agreements as a principal strategy. There is a potential for loss to the Fund if the seller defaults and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. It is possible the fair value of the collateral securities could decline in value during the period in which the Fund seeks to assert its rights.
Investment Securities: Level 1 Level 2 Level 3 Total
U.S. Government Agency Mortgages $ — $ 83,652,189 $ — $ 83,652,189
U.S. Treasury Obligations — 187,108,154 — 187,108,154
Repurchase Agreements — 177,000,000 — 177,000,000
Total Investment Securities $— $447,760,343 $— $447,760,343
Purchases Sales
AZL Government Money Market Fund $38,305,872 $13,200,266
Purchases Sales
AZL Government Money Market Fund $38,305,872 $13,200,266

AZL Government Money Market Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Treasury Obligations Risk : Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Because U.S. Treasury obligations trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, changes in the credit rating or financial condition of the U.S.
government may cause the value of U.S. Treasury Obligations to decline. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund.
U.S. Government Obligations Risk : Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 was $477,151,317. The gross unrealized appreciation/
(depreciation) on a tax basis was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024, was as follows:
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2025, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.
9. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Unrealized appreciation $—
Unrealized (depreciation) (57)
Net unrealized appreciation/(depreciation) $(57)
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Government Money Market Fund $19,742,109 $3,968 $19,746,077
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL Government Money Market Fund $44,899 $— $— $(57) $44,842
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts
Not applicable.

SARRPT0625 08/25
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® International Index Fund
Semi-Annual Financial Statements and Other Information
June 30, 2025
(Unaudited)

AZL® International Index Fund
Financial Statements (Form N-CSR Item 7)
Consolidated Schedule of Portfolio Investments

Consolidated Statement of Assets and Liabilities

Consolidated Statement of Operations

Consolidated Statements of Changes in Net Assets

Consolidated Financial Highlights

Notes to the Consolidated Financial Statements

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks (98.9%):
Aerospace & Defense (3.5%):
38,733 Airbus SE $ 8,103,613
195,728 BAE Systems plc 5,066,330
1,321 Dassault Aviation SA 468,036
1,816 Elbit Systems, Ltd. 808,250
28,305 Kongsberg Gruppen ASA 1,098,393
25,984 Leonardo SpA 1,465,105
80,553 Melrose Industries plc 587,034
3,521 MTU Aero Engines AG 1,565,581
2,869 Rheinmetall AG 6,069,220
551,875 Rolls-Royce Holdings plc 7,331,034
21,188 Saab AB, Class B 1,183,904
23,396 Safran SA 7,618,733
99,900 Singapore Technologies Engineering, Ltd. 612,346
5,977 Thales SA 1,760,627
43,738,206
Air Freight & Logistics (0.5%):
62,081 Deutsche Post AG 2,869,361
13,361 DSV A/S 3,210,051
15,358 InPost SA* 255,096
19,900 SG Holdings Co., Ltd. 222,007
6,556,515
Automobile Components (0.6%):
32,900 Aisin Corp. 419,745
36,300 Bridgestone Corp. 1,482,503
44,280 Cie Generale des Etablissements Michelin SCA 1,647,421
7,395 Continental AG 645,225
124,200 Denso Corp. 1,675,199
47,000 Sumitomo Electric Industries, Ltd. 1,002,121
6,872,214
Automobiles (2.2%):
19,129 Bayerische Motoren Werke AG 1,699,214
8,133 Ferrari NV 3,987,060
275,600 Honda Motor Co., Ltd. 2,657,821
35,500 Isuzu Motors, Ltd. 449,498
46,718 Mercedes-Benz Group AG 2,733,120
132,100 Nissan Motor Co., Ltd.* 320,902
12,284 Renault SA 566,831
827 Stellantis NV Milan 8,292
128,480 Stellantis NV Paris 1,291,153
37,800 Subaru Corp. 656,813
102,500 Suzuki Motor Corp. 1,234,962
617,330 Toyota Motor Corp. 10,605,081
59,800 Yamaha Motor Co., Ltd.^ 446,033
26,656,780
Banks (13.2%):
30,218 ABN AMRO Bank NV 827,267
138,690 AIB Group plc 1,140,845
194,271 ANZ Group Holdings, Ltd. 3,727,893
372,822 Banco Bilbao Vizcaya Argentaria SA 5,733,310
74,144 Banco BPM SpA 865,948
344,558 Banco de Sabadell SA 1,097,073
983,457 Banco Santander SA 8,140,589
82,640 Bank Hapoalim BM 1,588,605
98,495 Bank Leumi Le-Israel BM 1,834,557
64,331 Bank of Ireland Group plc 917,892
Shares Value
Common Stocks, continued
Banks, continued
43,985 Bankinter SA $ 574,071
2,155 Banque Cantonale Vaudoise, Registered Shares 248,995
933,113 Barclays plc 4,321,106
65,991 BNP Paribas SA 5,943,008
246,500 BOC Hong Kong Holdings, Ltd. 1,072,301
65,770 BPER Banca SpA 597,976
253,719 CaixaBank SA 2,197,880
34,500 Chiba Bank, Ltd. (The) 317,933
57,971 Commerzbank AG 1,828,869
108,591 Commonwealth Bank of Australia 13,202,106
69,200 Concordia Financial Group, Ltd. 447,548
68,696 Credit Agricole SA 1,301,248
45,711 Danske Bank A/S 1,863,946
138,940 DBS Group Holdings, Ltd. 4,913,981
57,664 DNB Bank ASA 1,596,288
19,697 Erste Group Bank AG 1,673,940
39,577 FinecoBank Banca Fineco SpA 878,344
48,900 Hang Seng Bank, Ltd. 733,687
1,148,043 HSBC Holdings plc 13,896,911
203,855 ING Groep NV 4,472,999
989,150 Intesa Sanpaolo SpA 5,701,051
77,333 Israel Discount Bank, Ltd., Class A 771,865
115,600 Japan Post Bank Co., Ltd. 1,248,049
15,076 KBC Group NV 1,550,487
3,892,491 Lloyds Banking Group plc 4,098,420
33,104 Mediobanca Banca di Credito Finanziario SpA^ 769,797
746,300 Mitsubishi UFJ Financial Group, Inc. 10,219,128
9,814 Mizrahi Tefahot Bank, Ltd. 640,475
155,763 Mizuho Financial Group, Inc. 4,288,469
199,660 National Australia Bank, Ltd. 5,171,487
527,058 NatWest Group plc 3,700,060
202,583 Nordea Bank Abp 3,011,978
220,999 Oversea-Chinese Banking Corp., Ltd. 2,838,048
132,287 Resona Holdings, Inc. 1,214,312
317,881 Sberbank of Russia(a)(b) —
102,925 Skandinaviska Enskilda Banken AB, Class A 1,798,320
46,765 Societe Generale SA 2,679,307
131,713 Standard Chartered plc 2,182,425
238,407 Sumitomo Mitsui Financial Group, Inc. 5,977,491
40,806 Sumitomo Mitsui Trust Group, Inc. 1,081,816
92,287 Svenska Handelsbanken AB, Class A 1,234,714
55,307 Swedbank AB, Class A 1,465,942
3,719 TCS Group Holding plc, GDR*(a) —
— Turkiye Is Bankasi AS —
91,348 UniCredit SpA 6,125,939
82,873 United Overseas Bank, Ltd. 2,348,492
19,456 VTB Bank PJSC*(a)(b) —
221,950 Westpac Banking Corp. 4,945,518
163,020,706
Beverages (1.4%):
64,493 Anheuser-Busch InBev SA/NV 4,433,562
92,400 Asahi Group Holdings, Ltd. 1,236,771
6,391 Carlsberg AS, Class B 906,693
13,844 Coca-Cola Europacific Partners plc 1,283,616
14,804 Coca-Cola HBC AG, Class DI 768,431
37,056 Davide Campari-Milano NV, Class M^ 249,266
143,821 Diageo plc 3,616,951
8,769 Heineken Holding NV 653,931

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Beverages, continued
18,872 Heineken NV $ 1,652,168
49,100 Kirin Holdings Co., Ltd. 687,657
13,296 Pernod Ricard SA 1,327,983
8,700 Suntory Beverage & Food, Ltd. 278,520
17,095,549
Biotechnology (0.8%):
33,942 Amrize, Ltd.* 1,693,890
3,924 Argenx SE* 2,163,061
31,569 CSL, Ltd. 4,974,918
4,107 Genmab A/S* 849,954
22,071 Grifols SA, Class A* 269,073
13,185 Swedish Orphan Biovitrum AB* 402,491
10,353,387
Broadline Retail (0.9%):
7,747 Next plc 1,323,265
965 Ozon Holdings plc, ADR*(a) —
24,900 Pan Pacific International Holdings Corp. 855,914
84,197 Prosus NV, Class N* 4,715,855
98,600 Rakuten Group, Inc.* 542,752
73,884 Wesfarmers, Ltd. 4,120,491
11,558,277
Building Products (0.9%):
12,700 AGC, Inc.^ 371,636
65,584 Assa Abloy AB, Class B 2,051,643
29,068 Cie de Saint-Gobain SA 3,419,071
17,100 Daikin Industries, Ltd. 2,020,377
2,209 Geberit AG, Registered Shares 1,741,853
9,915 Kingspan Group plc 843,058
96,583 Nibe Industrier AB, Class B 413,201
6,360 Rockwool A/S, Class B 297,594
11,158,433
Capital Markets (3.3%):
62,592 3i Group plc 3,539,977
4,065 Amundi SA 329,474
13,018 ASX, Ltd. 597,589
12,365 CVC Capital Partners plc 253,172
82,700 Daiwa Securities Group, Inc. 588,247
119,742 Deutsche Bank AG, Registered Shares 3,552,152
12,143 Deutsche Boerse AG 3,961,786
25,119 EQT AB 842,001
5,024 Euronext NV 859,581
3,752 Futu Holdings, Ltd., ADR 463,710
78,293 Hong Kong Exchanges & Clearing, Ltd. 4,189,234
66,600 Japan Exchange Group, Inc. 675,392
13,391 Julius Baer Group, Ltd. 903,986
31,097 London Stock Exchange Group plc 4,543,029
23,289 Macquarie Group, Ltd. 3,505,691
200,800 Nomura Holdings, Inc. 1,318,840
1,496 Partners Group Holding AG 1,962,349
18,390 SBI Holdings, Inc. 638,974
50,212 Schroders plc 249,103
57,900 Singapore Exchange, Ltd. 677,429
45,462 The Moscow Exchange*(a)(b) —
214,257 UBS Group AG 7,283,266
40,934,982
Shares Value
Common Stocks, continued
Chemicals (2.5%):
37,582 Air Liquide SA $ 7,761,417
10,844 Akzo Nobel NV 758,798
3,666 Arkema SA 270,597
76,300 Asahi Kasei Corp. 542,048
58,470 BASF SE 2,883,642
11,802 Covestro AG* 839,622
9,258 Croda International plc 372,076
12,234 DSM-Firmenich AG 1,300,681
432 EMS-Chemie Holding AG 326,889
16,251 Evonik Industries AG 334,960
605 Givaudan SA, Registered Shares 2,935,791
53,836 ICL Group, Ltd. 369,184
85,500 Mitsubishi Chemical Group Corp. 448,275
58,200 Nippon Paint Holdings Co., Ltd. 467,380
10,400 Nippon Sanso Holdings Corp. 393,299
46,800 Nitto Denko Corp. 902,692
23,280 Novonesis (Novozymes) B, Class B 1,671,891
1,447 PhosAgro PJSC(a)(b) —
27 PhosAgro PJSC, GDR, GDR*(a) —
116,300 Shin-Etsu Chemical Co., Ltd. 3,832,817
9,979 Sika AG, Registered Shares 2,709,159
4,835 Syensqo SA 374,017
8,696 Symrise AG 912,988
86,500 Toray Industries, Inc. 590,882
10,659 Yara International ASA 393,916
31,393,021
Commercial Services & Supplies (0.4%):
88,589 Brambles, Ltd. 1,365,279
24,800 Dai Nippon Printing Co., Ltd. 375,934
158,383 Rentokil Initial plc 766,413
27,400 Secom Co., Ltd. 986,197
32,754 Securitas AB, Class B 490,322
16,600 TOPPAN Holdings, Inc. 450,552
4,434,697
Communications Equipment (0.3%):
349,118 Nokia Oyj 1,805,100
180,818 Telefonaktiebolaget LM Ericsson, Class B 1,550,320
3,355,420
Construction & Engineering (0.9%):
11,611 ACS Actividades de Construccion y Servicios SA 806,244
11,968 Bouygues SA 541,697
4,342 Eiffage SA 610,560
31,133 Ferrovial SE 1,659,744
25,600 Kajima Corp. 667,090
41,100 Obayashi Corp. 622,031
22,345 Skanska AB, Class B 520,683
10,600 Taisei Corp. 616,963
32,354 Vinci SA 4,775,236
10,820,248
Construction Materials (0.5%):
8,610 Heidelberg Materials AG 2,022,610
33,942 Holcim AG 2,531,091
37,575 James Hardie Industries plc* 1,037,001
5,590,702

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Consumer Finance (0.0%
†
):
— Isracard, Ltd. $ 2
Consumer Staples Distribution & Retail (1.2%):
48,200 Aeon Co., Ltd. 1,478,467
34,082 Carrefour SA 480,409
85,247 Coles Group, Ltd. 1,169,110
118,259 J Sainsbury plc 470,354
18,554 Jeronimo Martins SGPS SA 469,774
17,215 Kesko Oyj, Class B 424,900
9,300 Kobe Bussan Co., Ltd. 289,305
60,093 Koninklijke Ahold Delhaize NV 2,512,026
136,429 Marks & Spencer Group plc 663,573
21,900 MatsukiyoCocokara & Co. 451,312
145,500 Seven & i Holdings Co., Ltd. 2,346,922
438,425 Tesco plc 2,414,686
80,277 Woolworths Group, Ltd. 1,643,419
3,565 X5 Retail Group NV, GDR*(a) —
14,814,257
Containers & Packaging (0.0%
†
):
20,497 SIG Group AG 379,780
Distributors (0.0%
†
):
1,374 D'ieteren Group 294,985
Diversified Consumer Services (0.0%
†
):
37,336 Pearson plc 549,427
Diversified REITs (0.1%):
44,366 Land Securities Group plc 384,283
159,756 Stockland 564,992
949,275
Diversified Telecommunication Services (1.9%):
389,785 BT Group plc 1,036,599
32,266 Cellnex Telecom SA 1,256,406
226,762 Deutsche Telekom AG, Registered 8,301,202
9,473 Elisa Oyj 527,600
238,525 HKT Trust & HKT, Ltd., Class SS 356,219
18,241 Infrastrutture Wireless Italiane SpA 223,039
257,733 Koninklijke KPN NV 1,257,814
1,953,800 NTT, Inc. 2,086,721
120,070 Orange SA 1,832,698
488,500 Singapore Telecommunications, Ltd. 1,468,310
1,707 Swisscom AG, Registered Shares 1,212,529
597,664 Telecom Italia SpA/Milano* 294,761
240,470 Telefonica SA^ 1,268,403
38,962 Telenor ASA 608,827
153,838 Telia Co. AB 555,751
260,744 Telstra Group, Ltd. 830,413
23,117,292
Electric Utilities (1.9%):
1,609 Acciona SA^ 289,596
1,257 BKW AG 275,280
43,000 Chubu Electric Power Co., Inc. 531,801
44,070 CK Infrastructure Holdings, Ltd. 291,835
105,000 CLP Holdings, Ltd. 884,511
56,079 Contact Energy, Ltd. 307,544
200,539 EDP - Energias de Portugal SA 870,558
Shares Value
Common Stocks, continued
Electric Utilities, continued
3,202 Elia Group SA/NV $ 368,512
21,015 Endesa SA^ 665,602
529,354 Enel SpA 5,023,547
29,679 Fortum Oyj 556,218
377,155 Iberdrola SA 7,249,306
952,130 Inter Rao Ues PJSC*(a)(b) —
62,300 Kansai Electric Power Co., Inc. (The) 737,357
112,881 Origin Energy, Ltd. 801,520
11,068 Orsted AS* 475,293
86,000 Power Assets Holdings, Ltd. 552,763
27,082 Redeia Corp. SA 579,875
70,668 SSE plc 1,776,075
94,367 Terna - Rete Elettrica Nazionale 970,533
4,398 Verbund AG 337,727
23,545,453
Electrical Equipment (2.5%):
102,436 ABB, Ltd., Registered Shares 6,126,497
8,500 Fuji Electric Co., Ltd. 390,296
16,900 Fujikura, Ltd. 888,147
17,066 Legrand SA 2,279,279
122,400 Mitsubishi Electric Corp. 2,643,748
54,500 NIDEC Corp. 1,055,061
18,251 Prysmian SpA 1,286,887
35,442 Schneider Electric SE 9,449,697
44,329 Siemens Energy AG* 5,122,124
67,344 Vestas Wind Systems A/S 1,012,073
30,253,809
Electronic Equipment, Instruments & Components (1.0%):
25,406 Halma plc 1,116,037
132,424 Hexagon AB, Class B 1,331,248
12,680 Keyence Corp. 5,092,041
83,900 Kyocera Corp. 1,007,432
106,800 Murata Manufacturing Co., Ltd. 1,579,944
10,600 Omron Corp. 286,577
15,700 Shimadzu Corp. 389,415
129,300 TDK Corp. 1,512,476
14,300 Yokogawa Electric Corp. 381,085
12,696,255
Energy Equipment & Services (0.0%
†
):
26,431 Tenaris SA 493,621
Entertainment (2.0%):
48,867 Bollore SE 307,025
22,000 Capcom Co., Ltd. 751,155
4,218 CTS Eventim AG & Co. KGaA 525,208
6,700 Konami Group Corp. 1,058,128
20,300 Nexon Co., Ltd. 408,593
71,400 Nintendo Co., Ltd. 6,849,188
24,959 Sea, Ltd., ADR* 3,991,943
9,927 Spotify Technology SA* 7,617,384
7,600 Toho Co., Ltd. 449,121
71,785 Universal Music Group NV 2,329,209
24,286,954
Financial Services (1.1%):
1,644 Adyen NV* 3,018,183
14,590 Banca Mediolanum SpA 251,341

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Financial Services, continued
16,091 Edenred SE $ 499,010
2,920 Eurazeo SE 208,638
5,892 EXOR NV 594,114
5,161 Groupe Bruxelles Lambert NV 439,218
7,124 Industrivarden AB, Class A 258,733
10,108 Industrivarden AB, Class C 365,508
112,428 Investor AB, Class B 3,328,589
5,444 L E Lundbergforetagen AB, Class B 271,660
143,598 M&G plc 506,625
53,700 Mitsubishi HC Capital, Inc. 396,091
33,006 Nexi SpA 197,329
76,300 ORIX Corp. 1,720,597
947 Sofina SA 312,109
16,112 Washington H Soul Pattinson & Co., Ltd.^ 445,841
43,850 Wise plc, Class A* 626,020
13,439,606
Food & Staples Retailing (0.0%
†
):
2,004 Magnit PJSC(a)(b) —
Food Products (2.4%):
58,500 Ajinomoto Co., Inc. 1,561,470
20,395 Associated British Foods plc 576,109
230 Barry Callebaut AG, Registered Shares^ 250,167
274,400 China Huishan Dairy Holdings Co., Ltd.*(a) —
60 Chocoladefabriken Lindt & Spruengli AG, Class PC 1,009,979
7 Chocoladefabriken Lindt & Spruengli AG, Registered 1,166,835
42,235 Danone SA 3,450,297
12,265 JDE Peet's NV 350,420
9,701 Kerry Group plc, Class A 1,071,189
44,400 Kikkoman Corp. 411,492
27 Lotus Bakeries NV 260,085
16,904 MEIJI Holdings Co., Ltd. 374,070
29,734 Mowi ASA 574,765
170,232 Nestle SA, Registered Shares 16,915,215
12,400 Nissin Foods Holdings Co., Ltd. 257,949
46,793 Orkla ASA 508,833
4,854 Salmar ASA 210,500
568,297 WH Group, Ltd. 547,336
122,400 Wilmar International, Ltd.^ 276,240
15,900 Yakult Honsha Co., Ltd. 299,140
30,072,091
Gas Utilities (0.3%):
88,594 APA Group 476,291
759,135 Hong Kong & China Gas Co., Ltd. 637,862
24,500 Osaka Gas Co., Ltd. 627,073
129,778 Snam SpA 788,149
20,700 Tokyo Gas Co., Ltd. 688,242
3,217,617
Ground Transportation (0.4%):
51,500 Central Japan Railway Co. 1,153,581
58,139 East Japan Railway Co. 1,254,845
152,796 Grab Holdings, Ltd.* 768,564
14,800 Hankyu Hanshin Holdings, Inc. 402,310
95,994 MTR Corp., Ltd. 345,166
20,900 Tokyo Metro Co., Ltd. 243,462
35,000 Tokyu Corp. 415,984
Shares Value
Common Stocks, continued
Ground Transportation, continued
27,700 West Japan Railway Co. $ 635,161
5,219,073
Health Care Equipment & Supplies (1.8%):
32,082 Alcon AG 2,849,664
2,677 BioMerieux 370,412
4,422 Cochlear, Ltd. 874,189
8,197 Coloplast A/S, Class B 780,245
6,162 Demant A/S* 257,366
1,320 DiaSorin SpA 141,365
19,477 EssilorLuxottica SA 5,349,859
37,935 Fisher & Paykel Healthcare Corp., Ltd. 833,463
22,300 Hoya Corp. 2,647,618
53,373 Koninklijke Philips NV 1,281,252
74,800 Olympus Corp. 887,635
22,079 Siemens Healthineers AG 1,224,631
52,472 Smith & Nephew plc 801,657
3,237 Sonova Holding AG 967,369
7,326 Straumann Holding AG, Class R 960,129
34,100 Sysmex Corp. 593,449
87,700 Terumo Corp. 1,609,923
22,430,226
Health Care Providers & Services (0.3%):
13,306 Fresenius Medical Care AG 762,818
28,163 Fresenius SE & Co. KGaA 1,416,211
301,271 Sigma Healthcare, Ltd.* 592,020
31,232 Sonic Healthcare, Ltd. 550,585
3,321,634
Health Care Technology (0.1%):
27,300 M3, Inc. 375,002
3,612 Pro Medicus, Ltd. 677,684
1,052,686
Hotels, Restaurants & Leisure (1.3%):
12,720 Accor SA 665,364
29,202 Amadeus IT Group SA 2,470,124
36,818 Aristocrat Leisure, Ltd. 1,579,029
109,592 Compass Group plc 3,711,228
13,134 Delivery Hero SE* 355,567
42,292 Entain plc 524,104
9,675 Evolution AB 769,788
148,000 Galaxy Entertainment Group, Ltd. 658,579
435,557 Genting Singapore, Ltd. 245,127
9,633 InterContinental Hotels Group plc 1,099,700
5,786 La Francaise des Jeux 227,041
149,111 Lottery Corp., Ltd. (The) 522,977
70,900 Oriental Land Co., Ltd. 1,634,326
157,932 Sands China, Ltd. 329,563
5,895 Sodexo SA 362,741
10,693 Whitbread plc 414,867
6,200 Zensho Holdings Co., Ltd. 375,572
15,945,697
Household Durables (1.1%):
92,019 Barratt Redrow plc 576,346
151,100 Panasonic Holdings Corp. 1,623,386
25,900 Sekisui Chemical Co., Ltd. 468,276
38,700 Sekisui House, Ltd. 853,485

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Household Durables, continued
400,700 Sony Group Corp. $ 10,447,143
13,968,636
Household Products (0.4%):
38,736 Essity AB, Class B 1,073,183
7,146 Henkel AG & Co. KGaA 517,605
44,559 Reckitt Benckiser Group plc 3,030,665
74,400 Unicharm Corp. 538,927
5,160,380
Independent Power and Renewable Electricity Producers
(0.2%):
18,495 ACEN Corp. 851
18,749 EDP Renovaveis SA 209,413
85,677 Meridian Energy, Ltd. 308,026
40,623 RWE AG 1,697,391
2,215,681
Industrial Conglomerates (2.1%):
175,244 CK Hutchison Holdings, Ltd. 1,081,851
6,340 DCC plc 411,483
1,200 Hikari Tsushin, Inc. 353,735
296,600 Hitachi, Ltd. 8,593,055
58,786 Infratil, Ltd. 379,750
10,177 Investment AB Latour, Class B 268,399
10,600 Jardine Matheson Holdings, Ltd. 509,580
87,900 Keppel, Ltd. 513,648
15,578 Lifco AB, Class B 631,032
49,306 Siemens AG, Registered Shares 12,644,163
22,018 Smiths Group plc 678,856
26,065,552
Industrial REITs (0.4%):
242,083 CapitaLand Ascendas REIT 510,513
132,823 Goodman Group 2,993,084
81,103 Segro plc 756,614
4,260,211
Insurance (6.0%):
17,057 Admiral Group plc 765,543
88,724 Aegon, Ltd. 642,597
10,138 Ageas SA/NV 684,463
697,800 AIA Group, Ltd. 6,275,357
25,087 Allianz SE, Registered Shares
+
10,163,214
9,554 ASR Nederland NV 634,498
176,030 Aviva plc 1,496,280
114,677 AXA SA 5,635,809
2,573 Baloise Holding AG, Registered Shares 609,221
227,300 Dai-ichi Life Holdings, Inc. 1,718,347
56,319 Generali 2,004,432
12,667 Gjensidige Forsikring ASA 321,321
3,835 Hannover Rueck SE 1,206,627
2,324 Helvetia Holding AG, Registered Shares 547,005
151,075 Insurance Australia Group, Ltd. 897,725
116,400 Japan Post Holdings Co., Ltd. 1,074,516
12,400 Japan Post Insurance Co., Ltd. 279,685
383,078 Legal & General Group plc 1,338,843
182,958 Medibank Pvt, Ltd. 608,890
84,833 MS&AD Insurance Group Holdings, Inc. 1,892,502
Shares Value
Common Stocks, continued
Insurance, continued
8,671 Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Class R $ 5,622,742
17,689 NN Group NV 1,175,593
47,660 Phoenix Group Holdings plc 430,807
30,109 Poste Italiane SpA^ 646,974
169,377 Prudential plc 2,126,047
96,609 QBE Insurance Group, Ltd. 1,487,083
160,645 Sampo Oyj, A Shares 1,728,514
57,175 Sompo Holdings, Inc. 1,713,088
69,361 Suncorp Group, Ltd. 986,348
1,858 Swiss Life Holding AG, Registered 1,886,444
19,520 Swiss Re AG 3,388,942
30,436 T&D Holdings, Inc. 665,812
4,323 Talanx AG 559,724
119,900 Tokio Marine Holdings, Inc. 5,058,460
22,345 Tryg A/S 577,891
21,861 Unipol Assicurazioni SpA 433,381
9,537 Zurich Insurance Group AG 6,690,700
73,975,425
Interactive Media & Services (0.3%):
59,737 Auto Trader Group plc 676,384
25,097 CAR Group, Ltd. 618,027
188,300 LY Corp. 693,481
3,239 REA Group, Ltd. 512,605
4,808 Scout24 SE 662,956
3,760 VK IPJSC, GDR*(a) —
3,163,453
Internet & Direct Marketing Retail (0.0%
†
):
321 Ozon Holdings plc, ADR(a)(b) —
IT Services (0.9%):
9,990 Capgemini SE 1,709,665
115,000 Fujitsu, Ltd. 2,794,338
79,600 NEC Corp. 2,331,620
24,638 Nomura Research Institute, Ltd. 990,153
16,640 NTT Data Group Corp. 460,198
21,900 Obic Co., Ltd. 853,439
14,600 Otsuka Corp. 297,327
10,400 SCSK Corp. 313,213
13,600 TIS, Inc. 456,153
3,383 Wix.com, Ltd.* 536,070
10,742,176
Leisure Products (0.2%):
38,000 Bandai Namco Holdings, Inc. 1,360,482
5,000 Shimano, Inc. 725,832
2,086,314
Life Sciences Tools & Services (0.4%):
7,725 Eurofins Scientific SE 550,413
4,684 Lonza Group AG, Registered Shares 3,348,224
14,683 Qiagen NV 706,867
1,997 Sartorius Stedim Biotech 477,869
5,083,373
Machinery (3.0%):
19,577 Alfa Laval AB 824,960
21,200 Alstom SA* 495,576

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Machinery, continued
175,772 Atlas Copco AB, Class A $ 2,848,589
100,497 Atlas Copco AB, Class B 1,432,486
21,700 Daifuku Co., Ltd. 561,011
31,057 Daimler Truck Holding AG 1,469,741
42,466 Epiroc AB, Class A 924,518
26,313 Epiroc AB, Class B 504,707
60,600 FANUC Corp. 1,648,611
9,241 GEA Group AG 646,386
7,500 Hoshizaki Corp. 259,212
9,600 IHI Corp. 1,042,420
18,724 Indutrade AB 511,626
4,430 Knorr-Bremse AG 428,124
58,700 Komatsu, Ltd. 1,921,586
22,074 Kone Oyj, Class B 1,453,587
63,200 Kubota Corp.^ 708,661
16,100 Makita Corp. 495,135
38,715 Metso Oyj 501,347
22,800 MINEBEA MITSUMI, Inc. 333,411
207,500 Mitsubishi Heavy Industries, Ltd. 5,200,403
355 Rational AG 297,694
68,495 Sandvik AB 1,572,476
2,746 Schindler Holding AG, NVS, Class PC 1,023,274
1,475 Schindler Holding AG, Registered Shares 535,712
22,844 SKF AB, B Shares 524,911
3,600 SMC Corp. 1,296,578
4,815 Spirax Group plc 393,609
90,000 Techtronic Industries Co., Ltd. 991,430
10,500 Toyota Industries Corp. 1,183,218
13,198 Trelleborg AB, Class B 492,783
1,791 VAT Group AG 758,689
104,129 Volvo AB, Class B 2,924,796
32,952 Wartsila OYJ Abp 778,658
155,500 Yangzijiang Shipbuilding Holdings, Ltd. 271,831
37,257,756
Marine Transportation (0.3%):
190 AP Moller - Maersk A/S, Class A 350,937
281 AP Moller - Maersk A/S, NVS, Class B 523,913
24,600 Kawasaki Kisen Kaisha, Ltd. 347,420
3,191 Kuehne + Nagel International AG, Class R 693,227
23,200 Mitsui OSK Lines, Ltd. 773,679
28,500 Nippon Yusen KK 1,023,326
82,000 SITC International Holdings Co., Ltd. 263,224
3,975,726
Media (0.3%):
11,577 Dentsu Group, Inc.^ 256,910
84,843 Informa plc 938,533
14,813 Publicis Groupe SA 1,672,036
73,642 WPP plc 514,670
3,382,149
Metals & Mining (2.2%):
77,337 Alrosa PAO(a)(b) —
71,844 Anglo American plc 2,120,541
24,755 Antofagasta plc 614,940
31,187 ArcelorMittal SA 985,635
330,098 BHP Group, Ltd. 7,931,920
26,631 BlueScope Steel, Ltd. 407,141
18,688 Boliden AB* 584,813
Shares Value
Common Stocks, continued
Metals & Mining, continued
130,647 Evolution Mining, Ltd. $ 681,247
110,940 Fortescue, Ltd. 1,116,192
675,548 Glencore plc 2,630,025
39,300 JFE Holdings, Inc. 456,242
185,700 MMC Norilsk Nickel PJSC*(a)(b) —
64,048 Nippon Steel Corp. 1,215,461
89,566 Norsk Hydro ASA 510,669
88,744 Northern Star Resources, Ltd. 1,097,398
42,350 Novolipetsk Steel PJSC*(a)(b) —
1,026 Polyus PJSC*(a)(b) —
72,813 Rio Tinto plc 4,242,229
24,105 Rio Tinto, Ltd. 1,699,372
6,613 Severstal(a)(b) —
282,929 South32, Ltd. 542,235
15,300 Sumitomo Metal Mining Co., Ltd. 375,923
84,297 United Co. RUSAL International PJSC*(a)(b) —
27,211,983
Multi-Utilities (1.0%):
327,202 Centrica plc 725,568
145,371 E.ON SE 2,676,369
118,727 Engie SA 2,795,487
318,158 National Grid plc 4,651,067
55,700 Sembcorp Industries, Ltd. 300,255
41,076 Veolia Environnement SA 1,465,107
12,613,853
Office REITs (0.1%):
3,599 Covivio SA 227,216
2,741 Gecina SA 301,552
495 Nippon Building Fund, Inc.^ 456,698
985,466
Oil, Gas & Consumable Fuels (3.1%):
21,900 Aker BP ASA 558,989
1,040,011 BP plc 5,187,115
177,020 ENEOS Holdings, Inc. 873,800
141,079 Eni SpA 2,284,740
54,968 Equinor ASA 1,388,519
25,983 Galp Energia SGPS SA, Class B 476,949
354,974 Gazprom PJSC*(a)(b) —
47,635 Idemitsu Kosan Co., Ltd. 288,286
59,400 Inpex Corp.^ 833,549
12,219 LUKOIL PJSC*(a)(b) —
30,022 Neste Oyj 405,067
27,220 Novatek PJSC(a)(b) —
9,756 OMV AG 530,290
75,556 Repsol SA 1,106,663
34,912 Rosneft Oil Co. PJSC(a)(b) —
213,273 Santos, Ltd. 1,072,750
388,797 Shell plc 13,622,065
171,452 Surgutneftegas PJSC(a)(b) —
199,091 Surgutneftegas Prefernce(a)(b) —
43,241 Tatneft PJSC(a)(b) —
132,309 TotalEnergies SE 8,136,941
122,953 Woodside Energy Group, Ltd. 1,894,465
38,660,188
Paper & Forest Products (0.2%):
4,415 Holmen AB, B Shares 175,238

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Paper & Forest Products, continued
29,533 Mondi plc $ 482,207
35,841 Stora Enso Oyj, Class R 388,544
37,689 Svenska Cellulosa AB SCA, Class B 490,394
35,256 UPM-Kymmene Oyj 962,446
2,498,829
Passenger Airlines (0.3%):
12,100 ANA Holdings, Inc. 237,154
35,460 Deutsche Lufthansa AG, Registered Shares 299,779
81,092 International Consolidated Airlines Group SA 380,750
8,770 Japan Airlines Co., Ltd. 178,670
43,692 Qantas Airways, Ltd. 308,813
55,472 Ryanair Holdings plc 1,569,205
94,150 Singapore Airlines, Ltd. 516,583
3,490,954
Personal Care Products (1.8%):
6,483 Beiersdorf AG 814,249
585,352 Haleon plc 3,011,095
30,400 Kao Corp.^ 1,360,815
15,615 L'Oreal SA 6,685,202
26,100 Shiseido Co., Ltd.^ 464,630
162,383 Unilever plc 9,888,819
22,224,810
Pharmaceuticals (7.6%):
116,400 Astellas Pharma, Inc. 1,141,473
100,750 AstraZeneca plc 14,047,828
64,687 Bayer AG, Registered Shares 1,944,899
43,500 Chugai Pharmaceutical Co., Ltd. 2,274,137
111,400 Daiichi Sankyo Co., Ltd. 2,594,294
17,100 Eisai Co., Ltd. 491,260
7,152 Galderma Group AG 1,042,405
267,451 GSK plc 5,097,429
10,247 Hikma Pharmaceuticals plc 279,627
2,549 Ipsen SA 303,863
2,276 Kangmei Pharmaceutical Co.*(a) —
15,000 Kyowa Kirin Co., Ltd. 257,193
8,455 Merck KGaA 1,094,790
123,526 Novartis AG, Registered Shares 14,950,160
211,051 Novo Nordisk A/S, Class B 14,728,921
26,500 Ono Pharmaceutical Co., Ltd. 287,277
6,787 Orion Oyj, Class B 510,803
28,800 Otsuka Holdings Co., Ltd. 1,426,044
7,789 Recordati Industria Chimica e Farmaceutica SpA 489,995
45,648 Roche Holding AG 14,929,393
1,998 Roche Holding AG, Class BR 695,480
27,773 Sandoz Group AG 1,526,667
72,437 Sanofi SA 7,007,938
49,400 Shionogi & Co., Ltd. 891,471
103,173 Takeda Pharmaceutical Co., Ltd. 3,185,143
72,418 Teva Pharmaceutical Industries, Ltd., ADR* 1,213,726
8,088 UCB SA 1,588,768
94,000,984
Professional Services (1.7%):
20,712 Bureau Veritas SA 714,445
33,653 Computershare, Ltd. 883,411
59,592 Experian plc 3,069,418
10,608 Intertek Group plc 690,261
Shares Value
Common Stocks, continued
Professional Services, continued
6,544 Randstad NV $ 302,196
91,300 Recruit Holdings Co., Ltd. 5,376,237
120,185 RELX plc 6,518,236
10,074 SGS SA, Registered Shares 1,025,016
3,715 Teleperformance SE 360,674
15,377 Wolters Kluwer NV 2,571,066
21,510,960
Real Estate Management & Development (1.1%):
2,743 Azrieli Group, Ltd. 252,968
139,300 CapitaLand Investment, Ltd. 290,500
60,000 China Evergrande Group* 1,246
119,744 CK Asset Holdings, Ltd. 528,601
3,500 Daito Trust Construction Co., Ltd. 381,542
36,300 Daiwa House Industry Co., Ltd. 1,250,710
47,911 Fastighets AB Balder, B Shares* 358,294
88,956 Henderson Land Development Co., Ltd. 311,599
78,000 Hongkong Land Holdings, Ltd. 450,384
29,800 Hulic Co., Ltd. 300,070
4,631 LEG Immobilien SE 410,813
68,200 Mitsubishi Estate Co., Ltd. 1,276,157
174,900 Mitsui Fudosan Co., Ltd. 1,689,790
13,604 Sagax AB, Class B 311,114
248,601 Sino Land Co., Ltd. 264,597
20,700 Sumitomo Realty & Development Co., Ltd. 798,161
93,500 Sun Hung Kai Properties, Ltd. 1,073,648
25,964 Swire Pacific, Ltd., Class A 222,701
4,901 Swiss Prime Site AG, Registered Shares 736,634
48,756 Vonovia SE 1,717,169
81,931 Wharf Holdings, Ltd. (The) 249,868
103,300 Wharf Real Estate Investment Co., Ltd. 292,544
13,169,110
Retail REITs (0.3%):
393,237 CapitaLand Integrated Commercial Trust 671,389
13,801 Klepierre SA 546,737
168,020 Link REIT 895,729
342,105 Scentre Group 803,877
7,995 Unibail-Rodamco-Westfield 765,017
247,202 Vicinity, Ltd. 403,309
4,086,058
Semiconductors & Semiconductor Equipment (3.4%):
50,000 Advantest Corp. 3,704,176
3,054 ASM International NV 1,955,126
25,589 ASML Holding NV 20,485,158
5,124 BE Semiconductor Industries NV 766,951
5,800 Disco Corp. 1,716,333
85,409 Infineon Technologies AG 3,633,755
5,100 Lasertec Corp. 687,238
110,300 Renesas Electronics Corp. 1,357,517
5,200 SCREEN Holdings Co., Ltd. 422,306
44,011 STMicroelectronics NV 1,339,067
29,300 Tokyo Electron, Ltd. 5,594,528
41,662,155
Software (2.5%):
5,694 Check Point Software Technologies, Ltd.* 1,259,798
3,014 CyberArk Software, Ltd.* 1,226,336
44,144 Dassault Systemes SE 1,599,932

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Software, continued
2,370 Monday.com, Ltd.* $ 745,318
3,889 Nemetschek SE 563,590
4,107 Nice, Ltd.* 696,630
2,300 Oracle Corp. 274,473
64,231 Sage Group plc (The) 1,103,700
67,848 SAP SE 20,635,902
3,542 Temenos AG, Registered Shares 253,891
8,700 Trend Micro, Inc. 601,045
12,372 WiseTech Global, Ltd. 887,748
9,406 Xero, Ltd.* 1,112,963
30,961,326
Specialty Retail (0.9%):
6,279 Avolta AG 341,858
12,400 Fast Retailing Co., Ltd. 4,249,597
35,506 H & M Hennes & Mauritz AB, Class B 499,765
70,305 Industria de Diseno Textil SA 3,663,090
187,657 JD Sports Fashion plc 228,361
114,190 Kingfisher plc 456,190
5,200 Nitori Holdings Co., Ltd. 502,945
11,700 Sanrio Co., Ltd. 566,004
14,451 Zalando SE* 475,726
25,300 ZOZO, Inc. 273,146
11,256,682
Technology Hardware, Storage & Peripherals (0.4%):
60,900 Canon, Inc. 1,764,106
72,500 FUJIFILM Holdings Corp. 1,575,570
10,252 Logitech International SA, Class R 926,814
32,900 Ricoh Co., Ltd. 310,648
4,577,138
Textiles, Apparel & Luxury Goods (2.3%):
11,030 adidas AG 2,570,758
43,200 Asics Corp. 1,103,688
34,967 Cie Financiere Richemont SA, Registered Shares 6,615,921
2,316 FF Group*(a) —
2,074 Hermes International SCA 5,626,073
4,784 Kering SA 1,043,463
17,873 LVMH Moet Hennessy Louis Vuitton SE 9,372,332
15,033 Moncler SpA 858,212
5,440 Pandora A/S 954,978
1,845 Swatch Group AG (The), Class BR 301,246
28,446,671
Tobacco (0.8%):
128,855 British American Tobacco plc 6,096,614
51,661 Imperial Brands plc 2,039,090
77,600 Japan Tobacco, Inc. 2,284,966
10,420,670
Trading Companies & Distributors (1.9%):
15,980 AddTech AB, B Shares 544,570
12,011 AerCap Holdings NV 1,405,287
27,891 Ashtead Group plc 1,787,587
23,474 Beijer Ref AB 371,032
8,170 Brenntag SE 541,042
21,795 Bunzl plc 694,046
3,925 IMCD NV 528,161
77,600 ITOCHU Corp. 4,078,679
Shares Value
Common Stocks, continued
Trading Companies & Distributors, continued
92,700 Marubeni Corp. $ 1,865,628
221,100 Mitsubishi Corp. 4,415,771
161,100 Mitsui & Co., Ltd. 3,282,658
15,500 MonotaRO Co., Ltd. 305,984
15,587 Reece, Ltd. 147,196
14,597 Rexel SA 450,399
13,421 SGH, Ltd. 477,564
70,600 Sumitomo Corp. 1,819,529
42,100 Toyota Tsusho Corp. 951,004
23,666,137
Transportation Infrastructure (0.4%):
49,730 Aena SME SA 1,327,313
2,169 Aeroports de Paris SA 272,200
109,858 Auckland International Airport, Ltd. 519,355
19,583 Getlink SE 378,420
203,945 Transurban Group 1,877,425
4,374,713
Water Utilities (0.1%):
17,523 Severn Trent plc 658,943
42,893 United Utilities Group plc 673,376
1,332,319
Wireless Telecommunication Services (1.0%):
200,500 KDDI Corp. 3,445,018
29,884 Mobile TeleSystems PJSC(a)(b) —
1,873,600 SoftBank Corp. 2,895,696
62,100 SoftBank Group Corp. 4,503,033
35,746 Tele2 AB, B Shares 522,708
1,272,624 Vodafone Group plc 1,358,805
12,725,260
Total Common Stocks (Cost $608,314,417) 1,220,831,975
Preferred Stocks (0.3%):
Automobiles (0.2%):
3,722 Bayerische Motoren Werke AG, NVS, 6.14% 308,380
6,748 Dr. Ing hc F Porsche AG, NVS, Preference Shares,
1.95% 333,375
9,962 Porsche Automobil Holding SE, NVS, 5.67% 394,967
13,683 Volkswagen AG, NVS, 7.09% 1,444,676
2,481,398
Household Products (0.1%):
11,245 Henkel AG & Co. KGaA, NVS, 3.06% 882,856
Life Sciences Tools & Services (0.0%
†
):
1,737 Sartorius AG, NVS, 0.34% 442,030
Total Preferred Stocks (Cost $3,827,701) 3,806,284
Affiliated Investment Company (0.7%):
Money Market Funds (0.7%):
8,181,454 BlackRock Liquidity FedFund, Institutional Class ,
4.55%
+
(c)(d) 8,181,454
Total Affiliated Investment Company (Cost $8,181,454) 8,181,454

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2025 .
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of June 30, 2025 :
Shares Value
Unaffiliated Investment Company (0.0%
†
):
Money Market Funds (0.0%
†
):
227,566 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 4.11%(d) $ 227,566
Total Unaffiliated Investment Company (Cost $227,566) 227,566
Total Investment Securities
(Cost $620,551,138 ) — 99.9% $ 1,233,047,279
Net other assets (liabilities) — 0.1% 1,541,231
Net Assets — 100.0% $ 1,234,588,510
ADR—American Depository Receipt
GDR—Global Depositary Receipt
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of June 30, 2025. The total value of securities on loan as of June 30, 2025 was $7,700,616.
† Represents less than 0.05%.
+ Affiliated Securities
(a) Security was valued using significant unobservable inputs as of June 30, 2025.
(b) These securities are held by the AZL MSCI Emerging Markets Equity Index Fund (the “Subsidiary”).See Note 2 in Notes to the Consolidated Financial Statements.
(c) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2025.
(d) The rate represents the effective yield at June 30, 2025.
Amounts shown as “—“ are either $0 or round to less than $1.
Country Percentage
Australia 6.7%
Austria 0.2%
Belgium 0.8%
Chile —%
†
China —%
†
Cyprus —%
†
Denmark 2.3%
Finland 1.1%
France 10.8%
Germany 10.3%
Greece —%
†
Hong Kong 2.1%
Ireland 0.9%
Israel 1.0%
Italy 3.0%
Japan 21.6%
Luxembourg 0.2%
Macau —%
†
Netherlands 4.9%
New Zealand 0.3%
Norway 0.6%
Philippines —%
†
Poland —%
†
Portugal 0.1%
Russia —%
†
Russian Federation —%
†
Singapore 1.7%
Spain 3.2%
Sweden 3.6%
Switzerland 9.9%
Turkey —%
†
United Kingdom 13.9%
United States 0.8%
100.0%
† Represents less than 0.05%.

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Futures Contracts
At June 30, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
ASX SPI 200 Index September Futures (Australian Dollar) 9/18/25 4 $ 561,733 $ 299
DJ EURO STOXX 50 September Futures (Euro) 9/19/25 35 2,195,951 2,222
FTSE 100 Index September Futures (British Pounds) 9/19/25 9 1,085,645 (9,142)
SGX NIKKEI 225 Index September Futures (Japanese Yen) 9/11/25 7 983,350 57,645
$ 51,024

AZL International Index Fund

See accompanying notes to the financial statements.
Consolidated Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Consolidated Statement of Operations
For the Six Months Ended June 30, 2025
(Unaudited)
Assets:
Investments in non-affiliates, at cost $ 609,210,187
Investments in affiliates, at cost 11,340,951
aaa
aaa
Investments in non-affiliates, at value(a) $ 1,214,702,611
Investments in affiliates, at value 18,344,668
Deposit at broker for futures contracts collateral 343,561
Interest and dividends receivable 1,529,092
Foreign currency, at value (cost $3,169,645) 3,206,421
Receivable for investments sold 257,124
Receivable for variation margin on futures contracts 18,567
Prepaid expenses 2,954
Reclaims receivable 6,233,882
Total Assets 1,244,638,880
Liabilities:
Payable for investments purchased 501,953
Payable for capital shares redeemed 508,989
Payable for collateral received on loaned securities 8,181,454
Management fees payable 349,811
Administration fees payable 65,012
Distribution fees payable 230,644
Custodian fees payable 47,242
Administrative and compliance services fees payable 710
Transfer agent fees payable 2,499
Trustee fees payable 4,259
Other accrued liabilities 157,797
Total Liabilities 10,050,370
Commitments and contingent liabilities^
Net Assets
$ 1,234,588,510
Net Assets Consist of:
Paid in capital $ 576,398,421
Total distributable earnings 658,190,089
Net Assets
$ 1,234,588,510
Class 1
Net Assets $ 94,846,047
Shares of beneficial interest (unlimited number of shares authorized, no par value) 7,311,842
Net Asset Value (offering and redemption price per share) $ 12.97
Class 2
Net Assets $ 1,139,742,463
Shares of beneficial interest (unlimited number of shares authorized, no par value) 54,720,802
Net Asset Value (offering and redemption price per share) $ 20.83
(a) Includes securities on loan of $7,700,616.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from non-affiliates $ 26,040,047
Dividends from affiliates 442,575
Interest 20,673
Income from securities lending 50,089
Foreign withholding tax (3,182,557)
Total Investment Income 23,370,827
Expenses:
Management fees 2,103,204
Administration fees 233,078
Distribution fees - Class 2 1,392,055
Custodian fees 90,387
Administrative and compliance services fees 12,803
Transfer agent fees 7,183
Trustee fees 27,755
Professional fees 33,722
Licensing fees 172,668
Shareholder reports 8,143
Other expenses 14,881
Total expenses 4,095,879
Net Investment Income/(Loss)
19,274,948
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 31,829,374
Net realized gains/(losses) on affiliated transactions 663,209
Net realized gains/(losses) on futures contracts 244,706
Change in net unrealized appreciation/depreciation on securities and foreign currencies 165,808,935
Change in net unrealized appreciation/depreciation on affiliated transactions 2,048,106
Change in net unrealized appreciation/depreciation on futures contracts 161,118
Net realized and Change in net unrealized gains/losses on
investments
200,755,448
Change in Net Assets Resulting From Operations
$ 220,030,396

AZL International Index Fund

See accompanying notes to the financial statements.
Consolidated Statements of Changes in Net Assets
For the
Six Months Ended
June 30, 2025
For the
Year Ended
December 31, 2024
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 19,274,948 $ 28,593,982
Net realized gains/(losses) on investments 32,737,289 21,211,990
Change in unrealized appreciation/depreciation on investments 168,018,159 (7,393,662)
Change in net assets resulting from operations 220,030,396 42,412,310
Distributions to Shareholders:
Class 1 — (5,182,593)
Class 2 — (40,282,840)
Change in net assets resulting from distributions to shareholders — (45,465,433)
Capital Transactions:
Class 1
Proceeds from shares issued 324,524 586,127
Proceeds from dividends reinvested — 5,182,593
Value of shares redeemed (5,180,315) (11,468,948)
Total Class 1 Shares (4,855,791) (5,700,228)
Class 2
Proceeds from shares issued 3,199,898 80,788,931
Proceeds from dividends reinvested — 40,282,840
Value of shares redeemed (176,406,513) (167,776,811)
Total Class 2 Shares (173,206,615) (46,705,040)
Change in net assets resulting from capital transactions (178,062,406) (52,405,268)
Change in net assets 41,967,990 (55,458,391)
Net Assets:
Beginning of period 1,192,620,520 1,248,078,911
End of period $ 1,234,588,510 $ 1,192,620,520
Share Transactions:
Class 1
Shares issued 27,337 50,041
Dividends reinvested — 442,578
Shares redeemed (438,676) (994,752)
Total Class 1 Shares (411,339) (502,133)
Class 2
Shares issued 169,961 4,579,622
Dividends reinvested — 2,138,155
Shares redeemed (9,373,253) (9,140,464)
Total Class 2 Shares (9,203,292) (2,422,687)
Change in shares (9,614,631) (2,924,820)
Amounts shown as “—” are either $0 or round to less than $1.

AZL International Index Fund
Consolidated Financial Highlights^
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
(Unaudited)
Class 1
Net Asset Value, Beginning of Period
$ 10.79  $ 11.08  $ 9.87  $ 12.69  $ 11.76  $ 11.53
Investment Activities:
Net Investment Income/(Loss)(a) 0.20  0.29  0.28  0.29  0.27  0.20
Net Realized and Unrealized Gains/(Losses) on Investments 1.98  0.11  1.39  (2.21) 0.99  0.61
Total from Investment Activities 2.18  0.40  1.67  (1.92) 1.26  0.81
Distributions to Shareholders From:
Net Investment Income —  (0.54) (0.46) (0.51) (0.33) (0.55)
Net Realized Gains —  (0.15) —  (0.39) —  (0.03)
Total Dividends —  (0.69) (0.46) (0.90) (0.33) (0.58)
Net Asset Value, End of Period
$ 12.97  $ 10.79  $ 11.08  $ 9.87  $ 12.69  $ 11.76
Total Return
(b) 20.20%(c) 3.14% 17.55% (14.25)% 10.80% 7.66%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 94,846  $ 83,362  $ 91,133  $ 76,241  $ 99,304  $ 100,924
Net Investment Income/(Loss)(d) 3.48% 2.49% 2.61% 2.72% 2.13% 1.93%
Expenses Before Reductions(d)(e) 0.45% 0.46% 0.46% 0.43% 0.45% 0.46%
Expenses Net of Reductions(d) 0.45% 0.46% 0.46% 0.43% 0.45% 0.46%
Portfolio Turnover Rate(f) 2%(c) 8% 9% 2% 14% 9%
Class 2
Net Asset Value, Beginning of Period
$ 17.35  $ 17.44  $ 15.26  $ 18.97  $ 17.43  $ 16.79
Investment Activities:
Net Investment Income/(Loss)(a) 0.30  0.41  0.38  0.40  0.35  0.26
Net Realized and Unrealized Gains/(Losses) on Investments 3.18  0.15  2.21  (3.26) 1.48  0.91
Total from Investment Activities 3.48  0.56  2.59  (2.86) 1.83  1.17
Distributions to Shareholders From:
Net Investment Income —  (0.50) (0.41) (0.46) (0.29) (0.50)
Net Realized Gains —  (0.15) —  (0.39) —  (0.03)
Total Dividends —  (0.65) (0.41) (0.85) (0.29) (0.53)
Net Asset Value, End of Period
$ 20.83  $ 17.35  $ 17.44  $ 15.26  $ 18.97  $ 17.43
Total Return
(b) 20.06%(c) 2.89% 17.33% (14.52)% 10.55% 7.40%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 1,139,742  $ 1,109,258  $ 1,156,946  $ 1,215,886  $ 1,650,118  $ 1,496,990
Net Investment Income/(Loss)(d) 3.18% 2.24% 2.33% 2.47% 1.85% 1.69%
Expenses Before Reductions(d)(e) 0.70% 0.71% 0.71% 0.68% 0.70% 0.71%
Expenses Net of Reductions(d) 0.70% 0.71% 0.71% 0.68% 0.70% 0.71%
Portfolio Turnover Rate(f) 2%(c) 8% 9% 2% 14% 9%
^ Not consolidated for years ended prior to December 31, 2023. See Note 2.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

AZL International Index Fund
Notes to the Consolidated Financial Statements
June 30, 2025 (Unaudited)

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL International Index
Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL International Index Fund
Notes to the Consolidated Financial Statements
June 30, 2025 (Unaudited)

Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2025 are presented on the Fund’s Consolidated Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9%
of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $5,349 during the period ended June 30, 2025. These fees have been netted against “Income from securities lending” on the Consolidated Statement of Operations. The Fund had securities lending transactions of $8,181,454 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2025. At June 30, 2025, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2025, the Fund did not engage in any Rule 17a-7 transactions.
Consolidation of Subsidiary
Effective as of the close of business March 10, 2023, the Fund via a Purchase Agreement invested in shares of another series of the Trust managed by the Manager, the AZL MSCI
Emerging Markets Equity Index Fund (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund. As of June 30, 2025 the Fund’s aggregate investment in the Subsidiary was $1, representing less than 0.01% of the Fund’s net assets.  The Subsidiary is a disregarded entity for federal income tax purposes and holds certain Russian-based securities which have settlement restrictions. The Subsidiary’s financial statements, including its investments, and its operating results have been consolidated with those of the Fund for the period ended June 30, 2025. All intercompany transactions have been eliminated.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Consolidated Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.
Futures Contracts
During the period ended June 30, 2025, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk

AZL International Index Fund
Notes to the Consolidated Financial Statements
June 30, 2025 (Unaudited)

Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(471,141)
133,645
Futures Contracts
Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 244 , 706
$ 161 , 11 8
related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2025, the monthly average notional amount for long contracts was $7.1 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Consolidated Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Consolidated Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2025:
The following is a summary of the effect of derivative instruments on the Consolidated Statement of Operations, categorized by risk exposure, for the period ended June 30, 2025:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock
Investment” or the “Subadviser”), BlackRock Investment provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Consolidated Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
For the period ended June 30, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The annual rate due to the Subadviser from the Manager is 0.04%.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Consolidated Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”
At June 30, 2025, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Consolidated Statement of Operations, as applicable. During the period ended June 30, 2025, there were no such waivers.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Consolidated Statement of Assets
and Liabilities Location Total Value
Consolidated Statement of Assets
and Liabilities Location Total Value
Equity Risk
1,119 (111,213)
Futures Contracts Receivable for variation margin on futures contracts* $60,166 Payable for variation margin on futures contracts* $9,142
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Consolidated Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Consolidated Statement of Assets and Liabilities as “Variation margin on futures contracts”.
Annual Rate* Annual Expense Limit
AZL International Index Fund, Class 1 0.35% 0.52%
AZL International Index Fund, Class 2 0.35% 0.77%

AZL International Index Fund
Notes to the Consolidated Financial Statements
June 30, 2025 (Unaudited)

At June 30, 2025, the following investments are noted as Affiliated Securities in the Fund’s Consolidated Schedule of Portfolio Investments.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees.The total expenses incurred by the Fund for these services are reflected on the Consolidated
Statement of Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the
Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The
Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Consolidated Statement of Operations as
“Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
06/30/25
Shares
as of
06/30/25
Dividend
Income
Capital Gains
Distributions
Allianz SE, Registered Shares $ 8,835,326 $ — $ (1,383,426) $ 663,209 $ 2,048,105 $ 10,163,214 25,087 $ 442,575 $ —
BlackRock Liquidity FedFund ,
Institutional Class 2,948,840 5,232,614
(a)
— — — 8,181,454 8,181,454 50,089
(b)
—
$ 11,784,166 $ 5,232,614 $ (1,383,426) $ 663,209 $ 2,048,105
$ 18,344,668
$ 49 2, 664 $ —
(a) Represents net amount purchased (sold).
(b) All or portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of securities lending fees and collateral investment expenses, and other payments to and from borrowers of securities.

AZL International Index Fund
Notes to the Consolidated Financial Statements
June 30, 2025 (Unaudited)

Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of June 30, 2025 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the period ended June 30, 2025, cost of purchases and proceeds from sales of securities (excluding fund merger transactions and securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk : The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk.
Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Emerging Markets Risk : Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.
Foreign Securities Risk : Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Index Fund Risk : The Fund does not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund's performance.
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 22,205,642 $ 1,198,626,333 $ —
#
$ 1,220,831,975
Preferred Stocks
+
— 3,806,284 — 3,806,284
Affiliated Investment Company 8,181,454 — — 8,181,454
Unaffiliated Investment Company 227,566 — — 227,566
Total Investment Securities 30,614,662 1,202,432,617 — 1,233,047,279
Other Financial Instruments:
*
Futures Contracts 51,024 — — 51,024
Total Investments $30,665,686 $1,202,432,617 $— $1,233,098,303
+
For detailed industry descriptions, see the accompanying Consolidated Schedule of Portfolio Investments.
#
Represents the interest in securities that were determined to have a value of zero at June 30, 2025.
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
Purchases Sales
AZL International Index Fund $21,603,679 $175,317,462

AZL International Index Fund
Notes to the Consolidated Financial Statements
June 30, 2025 (Unaudited)

Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security or other asset may fluctuate significantly due to factors such as changes in general market conditions, including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiment, or instability or other disruptive events in the local, regional or global markets. Certain changes in the U.S. economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the Fund's securities.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 was $788,899,533. The gross unrealized appreciation/
(depreciation) on a tax basis was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024, was as follows:
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2025, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 65% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.
9. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Unrealized appreciation $433,739,961
Unrealized (depreciation) (39,673,492)
Net unrealized appreciation/(depreciation) $394,066,469
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL International Index Fund $35,080,918 $10,384,515 $45,465,433
(a) Total distributions paid may differ from the Consolidated Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL International Index Fund $30,893,019 $13,706,034 $— $393,560,640 $438,159,693
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts, mark-
to-market of passive foreign investment companies and other miscellaneous differences.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts
Not applicable.

SARRPT0625 08/25
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Mid Cap Index Fund
Semi-Annual Financial Statements and Other Information
June 30, 2025
(Unaudited)

AZL® Mid Cap Index Fund
FInancial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks (99.5%):
Aerospace & Defense (1.7%):
15,044 BWX Technologies, Inc. $ 2,167,239
6,188 Curtiss-Wright Corp. 3,023,147
13,161 Hexcel Corp. 743,465
9,747 Woodward, Inc. 2,388,892
8,322,743
Air Freight & Logistics (0.2%):
18,920 GXO Logistics, Inc.* 921,404
Automobile Components (0.8%):
11,736 Autoliv, Inc. 1,313,258
36,849 Gentex Corp. 810,310
47,384 Goodyear Tire & Rubber Co. (The)* 491,372
8,750 Lear Corp. 831,075
4,381 Visteon Corp.* 408,747
3,854,762
Automobiles (0.3%):
18,561 Harley-Davidson, Inc. 438,039
8,643 Thor Industries, Inc. 767,585
1,205,624
Banks (6.6%):
26,532 Associated Banc-Corp. 647,115
17,395 Bank OZK 818,609
30,569 Cadence Bank 977,597
34,303 Columbia Banking System, Inc. 802,004
21,470 Comerica, Inc. 1,280,685
19,896 Commerce Bancshares, Inc. 1,236,934
10,438 Cullen/Frost Bankers, Inc. 1,341,701
22,718 East West Bancorp, Inc. 2,294,064
21,269 First Financial Bankshares, Inc. 765,259
85,487 First Horizon Corp. 1,812,324
49,733 Flagstar Financial, Inc. 527,170
64,016 FNB Corp. 933,353
18,607 Glacier Bancorp, Inc. 801,590
14,291 Hancock Whitney Corp. 820,303
30,775 Home BancShares, Inc. 875,857
9,148 International Bancshares Corp. 608,891
52,624 Old National Bancorp 1,122,996
12,635 Pinnacle Financial Partners, Inc. 1,395,030
14,917 Prosperity Bancshares, Inc. 1,047,770
15,908 SouthState Corp. 1,464,013
22,866 Synovus Financial Corp. 1,183,315
7,467 Texas Capital Bancshares, Inc.* 592,880
11,280 UMB Financial Corp. 1,186,205
22,725 United Bankshares, Inc. 827,872
81,229 Valley National Bancorp 725,375
27,875 Webster Financial Corp. 1,521,975
17,933 Western Alliance Bancorp 1,398,415
11,047 Wintrust Financial Corp. 1,369,607
24,355 Zions Bancorp NA 1,264,999
31,643,908
Beverages (0.5%):
1,342 Boston Beer Co., Inc. (The), Class A* 256,067
25,901 Celsius Holdings, Inc.* 1,201,547
Shares Value
Common Stocks, continued
Beverages, continued
9,618 Coca-Cola Consolidated, Inc. $ 1,073,850
2,531,464
Biotechnology (2.2%):
31,164 BioMarin Pharmaceutical, Inc.* 1,713,085
19,777 Cytokinetics, Inc.* 653,432
45,013 Exelixis, Inc.* 1,983,948
20,409 Halozyme Therapeutics, Inc.* 1,061,676
16,222 Neurocrine Biosciences, Inc.* 2,038,943
69,592 Roivant Sciences, Ltd.* 784,302
16,214 Sarepta Therapeutics, Inc.* 277,260
7,372 United Therapeutics Corp.* 2,118,344
10,630,990
Broadline Retail (0.4%):
46,624 Macy's, Inc. 543,636
10,070 Ollie's Bargain Outlet Holdings, Inc.* 1,327,024
1,870,660
Building Products (2.2%):
11,229 AAON, Inc. 828,139
11,584 Advanced Drainage Systems, Inc. 1,330,538
7,111 Carlisle Cos., Inc. 2,655,247
19,867 Fortune Brands Innovations, Inc. 1,022,753
14,001 Owens Corning 1,925,418
6,936 Simpson Manufacturing Co., Inc. 1,077,230
17,547 Trex Co., Inc.* 954,206
9,957 UFP Industries, Inc. 989,328
10,782,859
Capital Markets (3.8%):
4,888 Affiliated Managers Group, Inc. 961,812
34,895 Carlyle Group, Inc. (The) 1,793,603
5,847 Evercore, Inc. 1,578,807
13,106 Federated Hermes, Inc. 580,858
7,195 Hamilton Lane, Inc., Class A 1,022,553
9,027 Houlihan Lokey, Inc. 1,624,409
72,056 Interactive Brokers Group, Inc. 3,992,623
21,324 Janus Henderson Group plc 828,224
26,716 Jefferies Financial Group, Inc. 1,461,098
4,465 Morningstar, Inc. 1,401,697
15,758 SEI Investments Co. 1,416,014
16,920 Stifel Financial Corp. 1,755,958
18,417,656
Chemicals (1.5%):
7,369 Ashland, Inc. 370,513
15,165 Avient Corp. 489,981
35,858 Axalta Coating Systems, Ltd.* 1,064,624
8,886 Cabot Corp. 666,450
1,247 NewMarket Corp. 861,502
19,383 Olin Corp. 389,405
20,983 RPM International, Inc. 2,304,773
7,042 Scotts Miracle-Gro Co. (The) 464,490
5,347 Westlake Corp. 405,998
7,017,736
Commercial Services & Supplies (1.8%):
7,063 Brink's Co. (The) 630,655

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
8,354 Clean Harbors, Inc.* $ 1,931,278
6,407 MSA Safety, Inc. 1,073,365
30,415 RB Global, Inc. 3,229,769
43,618 Tetra Tech, Inc. 1,568,503
8,433,570
Communications Equipment (0.6%):
23,456 Ciena Corp.* 1,907,677
11,387 Lumentum Holdings, Inc.* 1,082,448
2,990,125
Construction & Engineering (3.3%):
21,753 AECOM 2,455,043
40,083 API Group Corp.* 2,046,237
5,808 Comfort Systems USA, Inc. 3,114,308
7,384 EMCOR Group, Inc. 3,949,628
27,088 Fluor Corp.* 1,388,802
10,065 MasTec, Inc.* 1,715,378
3,300 Valmont Industries, Inc. 1,077,681
15,747,077
Construction Materials (0.4%):
5,478 Eagle Materials, Inc. 1,107,158
9,270 Knife River Corp.* 756,803
1,863,961
Consumer Finance (0.8%):
45,486 Ally Financial, Inc. 1,771,680
6,449 FirstCash Holdings, Inc. 871,518
35,364 SLM Corp. 1,159,585
3,802,783
Consumer Staples Distribution & Retail (2.8%):
67,444 Albertsons Cos., Inc., Class A 1,450,720
6,130 Casey's General Stores, Inc. 3,127,955
26,315 Maplebear, Inc.* 1,190,491
25,501 Performance Food Group Co.* 2,230,572
16,153 Sprouts Farmers Market, Inc.* 2,659,430
37,867 US Foods Holding Corp.* 2,916,138
13,575,306
Containers & Packaging (1.3%):
10,874 AptarGroup, Inc. 1,701,020
18,937 Crown Holdings, Inc. 1,950,132
49,594 Graphic Packaging Holding Co. 1,044,946
4,274 Greif, Inc., Class A 277,767
13,293 Silgan Holdings, Inc. 720,215
16,279 Sonoco Products Co. 709,113
6,403,193
Diversified Consumer Services (1.5%):
6,452 Duolingo, Inc.* 2,645,449
575 Graham Holdings Co., Class B 544,048
4,677 Grand Canyon Education, Inc.* 883,953
22,036 H&R Block, Inc. 1,209,556
23,490 Service Corp. International 1,912,086
7,195,092
Diversified REITs (0.5%):
35,764 WP Carey, Inc. 2,230,958
Shares Value
Common Stocks, continued
Diversified Telecommunication Services (0.5%):
21,734 EchoStar Corp., Class A* $ 602,032
36,396 Frontier Communications Parent, Inc.* 1,324,815
17,896 Iridium Communications, Inc. 539,922
2,466,769
Electric Utilities (1.0%):
8,838 ALLETE, Inc. 566,251
8,893 IDACORP, Inc. 1,026,697
33,162 OGE Energy Corp. 1,471,730
18,012 Portland General Electric Co. 731,827
15,319 TXNM Energy, Inc. 862,766
4,659,271
Electrical Equipment (1.6%):
5,046 Acuity, Inc. 1,505,424
6,428 EnerSys 551,329
23,648 NEXTracker, Inc., Class A* 1,285,742
27,093 nVent Electric plc 1,984,562
10,856 Regal Rexnord Corp. 1,573,686
24,196 Sensata Technologies Holding plc 728,542
7,629,285
Electronic Equipment, Instruments & Components (3.2%):
8,553 Arrow Electronics, Inc.* 1,089,909
13,880 Avnet, Inc. 736,750
6,639 Belden, Inc. 768,796
27,764 Cognex Corp. 880,674
25,510 Coherent Corp.* 2,275,747
8,094 Crane NXT Co. 436,267
5,871 Fabrinet* 1,730,066
62,993 Flex, Ltd.* 3,144,611
4,270 IPG Photonics Corp.* 293,135
4,073 Littelfuse, Inc. 923,471
5,907 Novanta, Inc.* 761,590
12,267 TD SYNNEX Corp. 1,664,632
24,490 Vontier Corp. 903,681
15,609,329
Energy Equipment & Services (0.5%):
30,910 ChampionX Corp. 767,804
63,004 NOV, Inc. 783,140
10,481 Valaris, Ltd.* 441,355
11,759 Weatherford International plc 591,595
2,583,894
Entertainment (0.1%):
23,777 Warner Music Group Corp., Class A 647,685
Financial Services (1.9%):
45,498 Equitable Holdings, Inc. 2,552,438
16,765 Essent Group, Ltd. 1,018,138
6,769 Euronet Worldwide, Inc.* 686,241
39,975 MGIC Investment Corp. 1,112,904
11,273 Shift4 Payments, Inc.* 1,117,267
15,802 Voya Financial, Inc. 1,121,942
55,892 Western Union Co. (The) 470,611
5,730 WEX, Inc.* 841,680
8,921,221

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Food Products (1.0%):
26,075 Darling Ingredients, Inc.* $ 989,285
32,529 Flowers Foods, Inc. 519,813
10,580 Ingredion, Inc. 1,434,860
3,162 Marzetti Company (The) 546,299
6,507 Pilgrim's Pride Corp. 292,685
7,286 Post Holdings, Inc.* 794,393
4,577,335
Gas Utilities (1.1%):
14,949 National Fuel Gas Co. 1,266,330
16,441 New Jersey Resources Corp. 736,886
9,541 ONE Gas, Inc. 685,616
10,086 Southwest Gas Holdings, Inc. 750,297
9,812 Spire, Inc. 716,178
35,346 UGI Corp. 1,287,301
5,442,608
Ground Transportation (1.5%):
2,740 Avis Budget Group, Inc.* 463,197
26,318 Knight-Swift Transportation Holdings, Inc. 1,164,045
5,819 Landstar System, Inc. 808,957
6,821 Ryder System, Inc. 1,084,539
4,376 Saia, Inc.* 1,198,980
19,329 XPO, Inc.* 2,441,060
7,160,778
Health Care Equipment & Supplies (1.5%):
32,114 DENTSPLY SIRONA, Inc. 509,970
28,100 Envista Holdings Corp.* 549,074
18,630 Globus Medical, Inc.* 1,099,543
8,220 Haemonetics Corp.* 613,294
11,409 Lantheus Holdings, Inc.* 933,941
8,984 LivaNova plc* 404,460
7,336 Masimo Corp.* 1,234,062
6,331 Penumbra, Inc.* 1,624,724
6,969,068
Health Care Providers & Services (2.5%):
14,922 Acadia Healthcare Co., Inc.* 338,580
5,327 Amedisys, Inc.* 524,124
2,423 Chemed Corp. 1,179,831
16,562 Encompass Health Corp. 2,030,998
9,374 Ensign Group, Inc. (The) 1,446,033
14,154 HealthEquity, Inc.* 1,482,773
32,237 Hims & Hers Health, Inc.* 1,607,015
27,208 Option Care Health, Inc.* 883,716
15,313 Tenet Healthcare Corp.* 2,695,088
12,188,158
Health Care REITs (0.7%):
60,049 Healthcare Realty Trust, Inc. 952,377
47,008 Omega Healthcare Investors, Inc. 1,722,843
38,877 Sabra Health Care REIT, Inc. 716,892
3,392,112
Health Care Technology (0.3%):
21,778 Doximity, Inc., Class A* 1,335,863
Hotel & Resort REITs (0.1%):
35,196 Park Hotels & Resorts, Inc. 360,055
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure (3.4%):
43,232 Aramark $ 1,810,124
10,115 Boyd Gaming Corp. 791,297
13,387 Cava Group, Inc.* 1,127,587
3,670 Choice Hotels International, Inc.^ 465,650
11,944 Churchill Downs, Inc. 1,206,344
9,783 Hilton Grand Vacations, Inc.* 406,288
6,863 Hyatt Hotels Corp., Class A 958,418
13,924 Light & Wonder, Inc.* 1,340,324
5,040 Marriott Vacations Worldwide Corp. 364,442
13,872 Planet Fitness, Inc., Class A* 1,512,742
10,923 Texas Roadhouse, Inc. 2,047,079
10,894 Travel + Leisure Co. 562,239
6,109 Vail Resorts, Inc. 959,907
28,913 Wendy's Co. (The) 330,187
4,607 Wingstop, Inc. 1,551,361
12,549 Wyndham Hotels & Resorts, Inc. 1,019,104
16,453,093
Household Durables (1.7%):
10,976 KB Home 581,399
33,728 Somnigroup International, Inc. 2,295,190
16,889 Taylor Morrison Home Corp.* 1,037,322
16,401 Toll Brothers, Inc. 1,871,846
4,696 TopBuild Corp.* 1,520,283
9,056 Whirlpool Corp. 918,460
8,224,500
Household Products (0 .5%):
21,754 BJ's Wholesale Club Holdings, Inc.* 2,345,734
Independent Power and Renewable Electricity Producers
(0.2%):
9,634 Ormat Technologies, Inc. 806,944
Industrial REITs (1.0%):
8,615 EastGroup Properties, Inc. 1,439,739
21,671 First Industrial Realty Trust, Inc. 1,043,025
38,335 Rexford Industrial Realty, Inc. 1,363,576
30,363 STAG Industrial, Inc. 1,101,570
4,947,910
Insurance (4.5%):
11,771 American Financial Group, Inc. 1,485,618
9,637 Brighthouse Financial, Inc.* 518,181
16,881 CNO Financial Group, Inc. 651,269
43,013 Fidelity National Financial, Inc. 2,411,309
16,805 First American Financial Corp. 1,031,659
6,017 Hanover Insurance Group, Inc. (The) 1,022,108
9,736 Kemper Corp. 628,361
3,643 Kinsale Capital Group, Inc. 1,762,848
37,925 Old Republic International Corp. 1,457,837
5,463 Primerica, Inc. 1,495,059
10,772 Reinsurance Group of America, Inc. 2,136,734
8,048 RenaissanceRe Holdings, Ltd. 1,954,859
13,635 RLI Corp. 984,720
17,534 Ryan Specialty Holdings, Inc. 1,192,137
10,138 Selective Insurance Group, Inc. 878,458
26,623 Unum Group 2,150,073
21,761,230

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Interactive Media & Services (0.1%):
44,643 ZoomInfo Technologies, Inc.* $ 451,787
IT Services (0.9%):
38,257 Kyndryl Holdings, Inc.* 1,605,263
27,474 Okta, Inc.* 2,746,576
4,351,839
Leisure Products (0.5%):
10,626 Brunswick Corp. 586,980
53,577 Mattel, Inc.* 1,056,539
8,400 Polaris, Inc. 341,460
13,968 YETI Holdings, Inc.* 440,271
2,425,250
Life Sciences Tools & Services (1.7%):
111,889 Avantor, Inc.* 1,506,026
3,128 Bio-Rad Laboratories, Inc., Class A* 754,849
18,541 Bruker Corp. 763,889
26,085 Illumina, Inc.* 2,488,770
3,967 Medpace Holdings, Inc.* 1,245,082
8,529 Repligen Corp.* 1,060,837
25,072 Sotera Health Co.* 278,801
8,098,254
Machinery (5.2%):
10,027 AGCO Corp. 1,034,385
7,318 Chart Industries, Inc.* 1,204,909
145,068 CNH Industrial NV 1,880,081
8,099 Crane Co. 1,537,919
19,509 Donaldson Co., Inc. 1,352,949
9,282 Esab Corp. 1,118,945
21,691 Flowserve Corp. 1,135,524
27,309 Graco, Inc. 2,347,755
13,093 ITT, Inc. 2,053,375
9,255 Lincoln Electric Holdings, Inc. 1,918,747
8,833 Middleby Corp. (The)* 1,271,952
18,239 Mueller Industries, Inc. 1,449,453
10,546 Oshkosh Corp. 1,197,393
5,163 RBC Bearings, Inc.* 1,986,722
10,747 Terex Corp. 501,777
10,372 Timken Co. (The) 752,489
16,273 Toro Co. (The) 1,150,176
4,493 Watts Water Technologies, Inc., Class A 1,104,784
24,999,335
Marine Transportation (0.2%):
9,437 Kirby Corp.* 1,070,250
Media (0.5%):
26,717 New York Times Co. (The), Class A 1,495,618
4,713 Nexstar Media Group, Inc. 815,113
2,310,731
Metals & Mining (2.4%):
43,073 Alcoa Corp. 1,271,084
23,526 ATI, Inc.* 2,031,235
8,254 Carpenter Technology Corp. 2,281,240
80,071 Cleveland-Cliffs, Inc.* 608,540
18,234 Commercial Metals Co. 891,825
8,645 Reliance, Inc. 2,713,665
Shares Value
Common Stocks, continued
Metals & Mining, continued
10,776 Royal Gold, Inc. $ 1,916,404
11,713,993
Mortgage Real Estate Investment Trusts (REITs) (0.6%):
97,525 Annaly Capital Management, Inc. 1,835,420
53,182 Starwood Property Trust, Inc. 1,067,363
2,902,783
Multi-Utilities (0.2%):
11,921 Black Hills Corp. 668,768
9,760 Northwestern Energy Group, Inc. 500,688
1,169,456
Office REITs (0.6%):
18,747 COPT Defense Properties 517,043
28,170 Cousins Properties, Inc. 845,945
17,258 Kilroy Realty Corp. 592,122
27,659 Vornado Realty Trust 1,057,680
3,012,790
Oil, Gas & Consumable Fuels (3.2%):
56,051 Antero Midstream Corp. 1,062,166
47,787 Antero Resources Corp.* 1,924,860
9,655 Chord Energy Corp. 935,087
14,173 Civitas Resources, Inc. 390,041
23,884 CNX Resources Corp.* 804,413
16,612 DT Midstream, Inc. 1,825,825
26,105 HF Sinclair Corp. 1,072,393
18,592 Matador Resources Co. 887,210
22,193 Murphy Oil Corp. 499,343
42,430 Ovintiv, Inc. 1,614,462
16,246 PBF Energy, Inc., Class A 352,051
107,711 Permian Resources Corp. 1,467,024
39,451 Range Resources Corp. 1,604,472
21,628 Viper Energy, Inc. 824,676
15,264,023
Paper & Forest Products (0.2%):
10,078 Louisiana-Pacific Corp. 866,607
Passenger Airlines (0.5%):
19,897 Alaska Air Group, Inc.* 984,504
109,828 American Airlines Group, Inc.* 1,232,270
2,216,774
Personal Care Products (0.6%):
21,115 BellRing Brands, Inc.* 1,223,192
65,245 Coty, Inc., Class A* 303,389
9,270 elf Beauty, Inc.* 1,153,559
2,680,140
Pharmaceuticals (0.3%):
9,924 Jazz Pharmaceuticals plc* 1,053,135
22,587 Perrigo Co plc 603,525
1,656,660
Professional Services (2.4%):
7,097 ASGN, Inc.* 354,353
3,627 CACI International, Inc., Class A* 1,728,991
7,599 Concentrix Corp. 401,645
26,393 ExlService Holdings, Inc.* 1,155,749

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Professional Services, continued
8,439 Exponent, Inc. $ 630,478
5,582 FTI Consulting, Inc.* 901,493
26,510 Genpact, Ltd. 1,166,705
5,858 Insperity, Inc. 352,183
21,519 KBR, Inc. 1,031,621
7,529 ManpowerGroup, Inc. 304,172
9,068 Maximus, Inc. 636,574
7,805 Parsons Corp.* 560,165
7,188 Paylocity Holding Corp.* 1,302,394
7,809 Science Applications International Corp. 879,371
11,405,894
Real Estate Management & Development (0.4%):
7,822 Jones Lang LaSalle, Inc.* 2,000,711
Residential REITs (0.9%):
52,339 American Homes 4 Rent, Class A 1,887,868
31,416 Equity LifeStyle Properties, Inc. 1,937,424
37,178 Independence Realty Trust, Inc. 657,679
4,482,971
Retail REITs (1.0%):
17,935 Agree Realty Corp. 1,310,331
50,540 Brixmor Property Group, Inc. 1,316,062
35,913 Kite Realty Group Trust 813,429
31,289 NNN REIT, Inc. 1,351,059
4,790,881
Semiconductors & Semiconductor Equipment (2.6%):
21,943 Allegro MicroSystems, Inc.* 750,231
19,062 Amkor Technology, Inc. 400,111
8,730 Cirrus Logic, Inc.* 910,146
24,895 Entegris, Inc. 2,007,782
22,603 Lattice Semiconductor Corp.* 1,107,321
9,694 MACOM Technology Solutions Holdings, Inc.* 1,389,053
11,011 MKS, Inc. 1,094,053
8,045 Onto Innovation, Inc.* 811,982
9,483 Power Integrations, Inc. 530,100
17,424 Rambus, Inc.* 1,115,485
5,351 Silicon Laboratories, Inc.* 788,523
6,430 Synaptics, Inc.* 416,793
7,215 Universal Display Corp. 1,114,429
12,436,009
Software (3.6%):
3,829 Appfolio, Inc., Class A* 881,742
15,642 BILL Holdings, Inc.* 723,599
6,202 Blackbaud, Inc.* 398,230
7,206 Commvault Systems, Inc.* 1,256,222
33,159 Docusign, Inc.* 2,582,755
10,040 Dolby Laboratories, Inc., Class A 745,570
32,806 Dropbox, Inc., Class A* 938,252
49,296 Dynatrace, Inc.* 2,721,632
13,788 Guidewire Software, Inc.* 3,246,385
9,939 Manhattan Associates, Inc.* 1,962,654
14,470 Pegasystems, Inc. 783,261
5,999 Qualys, Inc.* 857,077
17,097,379
Shares Value
Common Stocks, continued
Specialized REITs (1.6%):
37,503 CubeSmart $ 1,593,878
12,631 EPR Properties 735,882
45,071 Gaming and Leisure Properties, Inc. 2,103,914
14,503 Lamar Advertising Co., Class A 1,760,084
11,427 National Storage Affiliates Trust 365,550
11,723 PotlatchDeltic Corp. 449,812
23,202 Rayonier, Inc. 514,620
7,523,740
Specialty Retail (3.7%):
7,808 Abercrombie & Fitch Co.* 646,893
4,107 AutoNation, Inc.* 815,855
35,019 Bath & Body Works, Inc. 1,049,169
10,356 Burlington Stores, Inc.* 2,409,220
35,901 Chewy, Inc., Class A* 1,530,101
9,301 Dick's Sporting Goods, Inc. 1,839,831
9,049 Five Below, Inc.* 1,187,048
17,607 Floor & Decor Holdings, Inc., Class A* 1,337,428
67,144 GameStop Corp., Class A* 1,637,642
36,206 Gap, Inc. (The) 789,653
4,309 Lithia Motors, Inc. 1,455,666
2,966 Murphy USA, Inc. 1,206,569
3,013 Penske Automotive Group, Inc. 517,663
2,465 RH* 465,910
20,707 Valvoline, Inc.* 784,174
17,672,822
Technology Hardware, Storage & Peripherals (0.6% ):
51,118 Pure Storage, Inc., Class A* 2,943,374
Textiles, Apparel & Luxury Goods (0.9%):
19,597 Capri Holdings, Ltd.* 346,867
5,050 Columbia Sportswear Co. 308,454
9,217 Crocs, Inc.* 933,498
7,888 PVH Corp. 541,117
21,363 Skechers USA, Inc., Class A* 1,348,005
24,357 Under Armour, Inc., Class A* 166,358
32,187 Under Armour, Inc., Class C* 208,894
54,106 VF Corp. 635,746
4,488,939
Trading Companies & Distributors (1.8%):
6,331 Applied Industrial Technologies, Inc. 1,471,641
31,388 Core & Main, Inc., Class A* 1,894,266
5,857 GATX Corp. 899,401
7,051 MSC Industrial Direct Co., Inc. 599,476
5,722 Watsco, Inc. 2,526,950
7,277 WESCO International, Inc. 1,347,700
8,739,434
Water Utilities (0.3%):
42,155 Essential Utilities, Inc. 1,565,637
Total Common Stocks (Cost $310,031,511) 478,263,176

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2025 .
Shares Value
Affiliated Investment Company (0.0%
†
):
Money Market Funds (0 .0%
†
):
349,741 BlackRock Liquidity FedFund, Institutional Class ,
4.55%
+
(a)(b) $ 349,740
Total Affiliated Investment Company (Cost $349,740) 349,740
Unaffiliated Investment Company (0.5%):
Money Market Funds (0.5%):
2,201,857 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 4.11%(b) 2,201,857
Shares Value
Unaffiliated Investment Company, continued
Money Market Funds, continued
Total Unaffiliated Investment Company (Cost $2,201,857) $ 2,201,857
Total Investment Securities
(Cost $312,583,108 ) — 100.0% 480,814,773
Net other assets (liabilities) — 0.0%
†
(155,734)
Net Assets — 100.0% $ 480,659,039
REIT—Real Estate Investment Trust
* Non-income producing security.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of June 30, 2025. The total value of securities on loan as of June 30, 2025 was $340,038.
+ Affiliated Securities
(a) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2025.
(b) The rate represents the effective yield at June 30, 2025.
Futures Contracts
At June 30, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 400 Index E-Mini September Futures (U.S. Dollar) 9/19/25 8 $ 2,500,400 $ 72,413
$ 72,413

AZL Mid Cap Index Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2025
(Unaudited)
Assets:
Investments in non-affiliates, at cost $ 312,233,368
Investments in affiliates, at cost 349,740
aaa
aaa
Investments in non-affiliates, at value(a) $ 480,465,033
Investments in affiliates, at value 349,740
Deposit at broker for futures contracts collateral 175,000
Interest and dividends receivable 467,003
Prepaid expenses 1,221
Reclaims receivable 601
Total Assets 481,458,598
Liabilities:
Payable for capital shares redeemed 199,462
Payable for collateral received on loaned securities 349,740
Payable for variation margin on futures contracts 640
Management fees payable 97,190
Administration fees payable 24,688
Distribution fees payable 88,066
Custodian fees payable 5,718
Administrative and compliance services fees payable 190
Transfer agent fees payable 2,328
Trustee fees payable 1,387
Other accrued liabilities 30,150
Total Liabilities 799,559
Commitments and contingent liabilities^
Net Assets
$ 480,659,039
Net Assets Consist of:
Paid in capital $ 167,471,100
Total distributable earnings 313,187,939
Net Assets
$ 480,659,039
Class 1
Net Assets $ 45,216,093
Shares of beneficial interest (unlimited number of shares authorized, no par value) 2,061,941
Net Asset Value (offering and redemption price per share) $ 21.93
Class 2
Net Assets $ 435,442,946
Shares of beneficial interest (unlimited number of shares authorized, no par value) 20,188,628
Net Asset Value (offering and redemption price per share) $ 21.57
(a) Includes securities on loan of $340,038.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends $ 3,850,606
Interest 3,891
Income from securities lending 1,407
Foreign withholding tax (2,051)
Total Investment Income 3,853,853
Expenses:
Management fees 588,694
Administration fees 103,362
Distribution fees - Class 2 532,564
Custodian fees 12,623
Administrative and compliance services fees 5,581
Transfer agent fees 7,711
Trustee fees 12,188
Professional fees 13,457
Licensing fees 57,767
Shareholder reports 4,957
Other expenses 6,510
Total expenses 1,345,414
Net Investment Income/(Loss)
2,508,439
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 13,576,115
Net realized gains/(losses) on futures contracts (143,831)
Change in net unrealized appreciation/depreciation on securities and foreign currencies (16,293,052)
Change in net unrealized appreciation/depreciation on futures contracts 143,811
Net realized and Change in net unrealized gains/losses on
investments
(2,716,957)
Change in Net Assets Resulting From Operations
$ (208,518)

AZL Mid Cap Index Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
Amounts shown as “—” are either $0 or round to less than $1.
For the
Six Months Ended
June 30, 2025
For the
Year Ended
December 31, 2024
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 2,508,439 $ 5,570,315
Net realized gains/(losses) on investments 13,432,284 138,954,889
Change in unrealized appreciation/depreciation on investments (16,149,241) (71,251,433)
Change in net assets resulting from operations (208,518) 73,273,771
Distributions to Shareholders:
Class 1 — (5,079,024)
Class 2 — (49,268,138)
Change in net assets resulting from distributions to shareholders — (54,347,162)
Capital Transactions:
Class 1
Proceeds from shares issued 1,191,564 250,960
Proceeds from dividends reinvested — 5,079,024
Value of shares redeemed (3,328,966) (5,492,241)
Total Class 1 Shares (2,137,402) (162,257)
Class 2
Proceeds from shares issued 7,873,112 2,938,465
Proceeds from dividends reinvested — 49,268,138
Value of shares redeemed (28,481,426) (382,045,727)
Total Class 2 Shares (20,608,314) (329,839,124)
Change in net assets resulting from capital transactions (22,745,716) (330,001,381)
Change in net assets (22,954,234) (311,074,772)
Net Assets:
Beginning of period 503,613,273 814,688,045
End of period $ 480,659,039 $ 503,613,273
Share Transactions:
Class 1
Shares issued 57,923 10,735
Dividends reinvested — 234,164
Shares redeemed (156,729) (241,401)
Total Class 1 Shares (98,806) 3,498
Class 2
Shares issued 403,709 131,191
Dividends reinvested — 2,305,481
Shares redeemed (1,350,882) (17,462,957)
Total Class 2 Shares (947,173) (15,026,285)
Change in shares (1,045,979) (15,022,787)

AZL Mid Cap Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
(a)
Year Ended
December 31,
2022
(a)
Year Ended
December 31,
2021
(a)
Year Ended
December 31,
2020
(a)
(Unaudited)
Class 1
Net Asset Value, Beginning of Period
$ 21.92  $ 21.57  $ 30.29  $ 115.03  $ 109.19  $ 107.65
Investment Activities:
Net Investment Income/(Loss)(b) 0.14  0.26  0.35  0.78  1.17  1.17
Net Realized and Unrealized Gains/(Losses) on Investments (0.13) 2.67  2.83  (18.83) 23.78  12.59
Total from Investment Activities 0.01  2.93  3.18  (18.05) 24.95  13.76
Distributions to Shareholders From:
Net Investment Income —  (0.49) (2.80) (3.38) (3.38) (4.03)
Net Realized Gains —  (2.09) (9.10) (63.31) (15.73) (8.19)
Total Dividends —  (2.58) (11.90) (66.69) (19.11) (12.22)
Net Asset Value, End of Period
$ 21.93  $ 21.92  $ 21.57  $ 30.29  $ 115.03  $ 109.19
Total Return
(c) 0.05%(d) 13.69% 16.16% (13.34)% 24.03% 14.82%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 45,216  $ 47,364  $ 46,526  $ 44,716  $ 58,070  $ 51,879
Net Investment Income/(Loss)(e) 1.29% 1.15% 1.25% 1.14% 1.01% 1.21%
Expenses Before Reductions(e)(f) 0.35% 0.33% 0.32% 0.31% 0.32% 0.33%
Expenses Net of Reductions(e) 0.35% 0.33% 0.32% 0.31% 0.32% 0.33%
Portfolio Turnover Rate(g) 7% (d) 17% 23% 11% 30% 22%
Class 2
Net Asset Value, Beginning of Period
$ 21.59  $ 21.24  $ 19.17  $ 28.25  $ 24.06  $ 21.91
Investment Activities:
Net Investment Income/(Loss)(b) 0.11  0.20  0.20  0.21  0.21  0.19
Net Realized and Unrealized Gains/(Losses) on Investments (0.13) 2.63  2.72  (4.24) 5.39  2.84
Total from Investment Activities (0.02) 2.83  2.92  (4.03) 5.60  3.03
Distributions to Shareholders From:
Net Investment Income —  (0.39) (0.15) (0.18) (0.20) (0.25)
Net Realized Gains —  (2.09) (0.70) (4.87) (1.21) (0.63)
Total Dividends —  (2.48) (0.85) (5.05) (1.41) (0.88)
Net Asset Value, End of Period
$ 21.57  $ 21.59  $ 21.24  $ 19.17  $ 28.25  $ 24.06
Total Return
(c) (0.09)%(d) 13.44% 15.88% (13.55)% 23.66% 14.53%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 435,443  $ 456,250  $ 768,162  $ 796,467  $ 1,107,212  $ 1,052,145
Net Investment Income/(Loss)(e) 1.04% 0.90% 1.00% 0.88% 0.76% 0.96%
Expenses Before Reductions(e)(f) 0.60% 0.58% 0.57% 0.56% 0.57% 0.58%
Expenses Net of Reductions(e) 0.60% 0.58% 0.57% 0.56% 0.57% 0.58%
Portfolio Turnover Rate(g) 7% (d) 17% 23% 11% 30% 22%
(a) Class 1 had a 13 to 1 reverse share split effective December 8, 2023. Prior year net asset values and per share amounts have been retrospectively adjusted to reflect the impact of the reverse share split.
(b) Calculated using the average shares method.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

AZL Mid Cap Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Mid Cap Index
Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Private Placements
The Fund may invest in private placement securities which are securities issued by corporations without registration under the Securities Act of 1933, as amended (the “1933 Act”), in reliance on a “private placement” exemption. These unregistered securities may be restricted and generally are sold to institutional investors, such as the Fund, who agree that they are purchasing the securities for investment and not with a view to public distribution. Unregistered securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such securities.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL Mid Cap Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2025 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9%
of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $147 during the period ended June 30, 2025. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $349,740 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2025. At June 30, 2025, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2025, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Futures Contracts
During the period ended June 30, 2025, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June
30, 2025, the monthly average notional amount for long contracts was $2.9 million. There was no short contract activity during the period. Realized gains and losses are reported as
“Net realized gains/(losses) on futures contracts” on the Statement of Operations.

AZL Mid Cap Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2025:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2025:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock
Investment” or the “Subadviser”), BlackRock Investment provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
For the period ended June 30, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The annual rate due to the Subadviser from the Manager is 0.015%.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30,
2025, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the period ended June 30, 2025, there were no such waivers.
At June 30, 2025, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
72,413 –
Futures Contracts Receivable for variation margin on futures contracts* $72,413 Payable for variation margin on futures contracts* $—
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts”.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
143,831 (143,811)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ (143,831) $ 143,811
Annual Rate* Annual Expense Limit
AZL Mid Cap Index Fund, Class 1 0.25% 0.46%
AZL Mid Cap Index Fund, Class 2 0.25% 0.71%
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
06/30/25
Shares
as of
06/30/25
Dividend
Income
Capital Gains
Distributions
BlackRock Liquidity FedFund ,
Institutional Class $ 551,175 $ — $ (201,435)
(a)
$ — $ — $ 349,740 349,740 $ 1,407
(b)
$ —
(a) Represents net amount purchased (sold).
(b) All or portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of securities lending fees and collateral investment expenses, and other payments to and from borrowers of securities.

AZL Mid Cap Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of June 30, 2025 in valuing the Fund’s investments based upon the three levels defined above:
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 478,263,176 $ — $ — $ 478,263,176
Affiliated Investment Company 349,740 — — 349,740

AZL Mid Cap Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

5. Security Purchases and Sales
For the period ended June 30, 2025, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk : The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk.
Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Index Fund Risk : The Fund does not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund's performance.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security or other asset may fluctuate significantly due to factors such as changes in general market conditions, including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiment, or instability or other disruptive events in the local, regional or global markets. Certain changes in the U.S. economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the Fund's securities.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 was $330,868,073. The gross unrealized appreciation/
(depreciation) on a tax basis was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024, was as follows:
Investment Securities: Level 1 Level 2 Level 3 Total
Unaffiliated Investment Company $ 2,201,857 $ — $ — $ 2,201,857
Total Investment Securities 480,814,773 — — 480,814,773
Other Financial Instruments:
*
Futures Contracts 72,413 — — 72,413
Total Investments $480,887,186 $— $— $480,887,186
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
Purchases Sales
AZL Mid Cap Index Fund $33,032,135 $53,696,425
Unrealized appreciation $190,702,025
Unrealized (depreciation) (17,454,955)
Net unrealized appreciation/(depreciation) $173,247,070
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Mid Cap Index Fund $10,311,990 $44,035,172 $54,347,162
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

AZL Mid Cap Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2025, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 60% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.
9. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL Mid Cap Index Fund $19,630,600 $120,518,787 $— $173,247,070 $313,396,457
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, investments in real estate investment trusts and other miscellaneous differences.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts
Not applicable.

SARRPT0625 08/25
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Moderate Index Strategy Fund
Semi-Annual Financial Statements and Other Information
June 30, 2025
(Unaudited)

AZL® Moderate Index Strategy Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Moderate Index Strategy Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2025 .
Shares Value
Affiliated Investment Companies (100.1%):
Domestic Equity Funds (44.6%):
2,215,015 AZL Mid Cap Index Fund, Class 2 $ 47,777,864
19,520,119 AZL S&P 500 Index Fund, Class 2 491,321,386
2,835,606 AZL Small Cap Stock Index Fund, Class 2 33,630,288
572,729,538
Fixed Income Fund (38.4%):
49,757,876 AZL Enhanced Bond Index Fund 494,095,709
International Equity Fund (17.1%):
10,558,165 AZL International Index Fund, Class 2 219,926,583
Total Affiliated Investment Companies (Cost $1,171,550,924) 1,286,751,830
Total Investment Securities
(Cost $1,171,550,924 ) — 100.1% 1,286,751,830
Net other assets (liabilities) — (0.1)% (1,261,004)
Net Assets — 100.0% $ 1,285,490,826

AZL Moderate Index Strategy Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2025
(Unaudited)
Assets:
Investments in affiliates, at cost $ 1,171,550,924
aaa
aaa
Investments in affiliates, at value $ 1,286,751,830
Receivable for investments sold 529,182
Prepaid expenses 3,313
Total Assets 1,287,284,325
Liabilities:
Cash overdraft 529,183
Payable for capital shares redeemed 1,144,813
Management fees payable 52,129
Administration fees payable 14,376
Custodian fees payable 8,985
Administrative and compliance services fees payable 580
Transfer agent fees payable 1,341
Trustee fees payable 4,060
Other accrued liabilities 38,032
Total Liabilities 1,793,499
Commitments and contingent liabilities^
Net Assets
$ 1,285,490,826
Net Assets Consist of:
Paid in capital $ 1,189,020,830
Total distributable earnings 96,469,996
Net Assets
$ 1,285,490,826
Shares of beneficial interest (unlimited number of shares authorized, no par value) 89,397,026
Net Asset Value (offering and redemption price per share) $ 14.38
^ See Note 3 in Notes to the Financial Statements.
Amounts shown as “—“ are either $0 or round to less than $1
Investment Income:
Total Investment Income —
Expenses:
Management fees 1,267,748
Administration fees 48,024
Custodian fees 19,190
Administrative and compliance services fees 15,357
Transfer agent fees 4,315
Trustee fees 33,381
Professional fees 37,316
Shareholder reports 9,455
Other expenses 17,409
Total expenses before reductions 1,452,195
Less Management fees contractually waived (950,811)
Net expenses 501,384
Net Investment Income/(Loss)
(501,384)
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on affiliated underlying funds (8,895,290)
Change in net unrealized appreciation/depreciation on affiliated underlying funds 95,246,421
Net realized and Change in net unrealized gains/losses on
investments
86,351,131
Change in Net Assets Resulting From Operations
$ 85,849,747

AZL Moderate Index Strategy Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
Amounts shown as “—” are either $0 or round to less than $1.
For the
Six Months Ended
June 30, 2025
For the
Year Ended
December 31, 2024
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ (501,384) $ 31,909,894
Net realized gains/(losses) on investments (8,895,290) (9,688,665)
Change in unrealized appreciation/depreciation on investments 95,246,421 111,160,329
Change in net assets resulting from operations 85,849,747 133,381,558
Distributions to Shareholders:
Distributions — (20,087,657)
Change in net assets resulting from distributions to shareholders — (20,087,657)
Capital Transactions:
Proceeds from shares issued 183,592 7,922,495
Proceeds from dividends reinvested — 20,087,657
Value of shares redeemed (115,807,699) (249,349,983)
Change in net assets resulting from capital transactions (115,624,107) (221,339,831)
Change in net assets (29,774,360) (108,045,930)
Net Assets:
Beginning of period 1,315,265,186 1,423,311,116
End of period $ 1,285,490,826 $ 1,315,265,186
Share Transactions:
Shares issued 13,960 629,931
Dividends reinvested — 1,473,783
Shares redeemed (8,489,817) (19,070,150)
Change in shares (8,475,857) (16,966,436)

AZL Moderate Index Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
(Unaudited)
Net Asset Value, Beginning of Period
$13.44 $12.40 $11.98 $15.63 $14.20 $13.32
Investment Activities:
Net Investment Income/(Loss)(a) (0.01) 0.30  0.18  0.18  0.20  0.26
Net Realized and Unrealized Gains/(Losses)
on Investments 0.95  0.94  1.46  (2.63) 1.50  1.39
Total from Investment Activities 0.94  1.24  1.64  (2.45) 1.70  1.65
Distributions to Shareholders From:
Net Investment Income —  (0.20) (0.25) (0.31) (0.09) (0.27)
Net Realized Gains —  —  (0.97) (0.89) (0.18) (0.50)
Total Dividends —  (0.20) (1.22) (1.20) (0.27) (0.77)
Net Asset Value, End of Period
$14.38 $13.44 $12.40 $11.98 $15.63 $14.20
Total Return
(b) 6.99%(c) 9.98% 14.82% (15.37)% 12.06% 12.84%
Ratios to Average Net Assets/
Supplemental Data:
Net Assets, End of Period (000's) $1,285,491 $1,315,265 $1,423,311 $1,433,224 $1,927,598 $611,279
Net Investment Income/(Loss)(d) (0.08)% 2.30% 1.42% 1.35% 1.30% 1.95%
Expenses Before Reductions*(d)(e) 0.23% 0.23% 0.23% 0.22% 0.26% 0.43%
Expenses Net of Reductions*(d) 0.08% 0.08% 0.08% 0.07% 0.07% 0.08%
Portfolio Turnover Rate 2%(c) 12% 3% 8% 14% 15%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL Moderate Index Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Moderate Index
Strategy Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

AZL Moderate Index Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2025, the Fund did not engage in any Rule 17a-7 transactions.
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager is entitled to a fee, computed daily and paid monthly, based on average daily net assets of the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the period ended June 30, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The Manager waived, prior to any application of expense limit, the management fee to 0.05% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2026.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30,
2025, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At June 30, 2025, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2025 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
Annual Rate* Annual Expense Limit
AZL Moderate Index Strategy Fund 0.20% 0.20%
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
06/30/25
Shares
as of
06/30/25
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL Enhanced Bond Index Fund $ 531,524,906 $ — $ (56,278,695) $ (10,455,584) $ 29,305,082 $ 494,095,709 49,757,876 $ — $ —
AZL International Index Fund,
Class 2 212,452,305 — (31,653,380) (550,006) 39,677,664 219,926,583 10,558,165 — —
AZL Mid Cap Index Fund, Class 2 46,803,379 2,562,475 (1,874,076) 297,078 (10,992) 47,777,864 2,215,015 — —
AZL S&P 500 Index Fund, Class 2 491,802,634 22,547,329 (52,368,488) 1,772,108 27,567,803 491,321,386 19,520,119 — —
AZL Small Cap Stock Index Fund,
Class 2 33,499,293 2,415,759 (1,032,742) 41,114 (1,293,136) 33,630,288 2,835,606 — —
$ 1,316,082,517 $ 27,525,563 $ (143,207,381) $ (8,895,290) $ 95,246,421
$ 1,286,751,830
$ — $ —

AZL Moderate Index Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of June 30, 2025 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the period ended June 30, 2025, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk : The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default. During the period ended June 30, 2025, the Fund did not directly invest in derivatives .
Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Companies $ 1,286,751,830 $ — $ — $ 1,286,751,830
Total Investment Securities $1,286,751,830 $— $— $1,286,751,830
Purchases Sales
AZL Moderate Index Strategy Fund $27,525,563 $143,207,381

AZL Moderate Index Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Fund of Funds Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further, due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.
Index Fund Risk : Certain of the underlying funds do not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of fund shares may affect the correlation between the performance of the index and the underlying fund's performance.
Interest Rate Risk : Debt securities held by the underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates. Macroeconomic factors, such as inflationary trends, can heighten interest rate risk.
Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security or other asset may fluctuate significantly due to factors such as changes in general market conditions, including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiment, or instability or other disruptive events in the local, regional or global markets. Certain changes in the U.S. economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the Fund's securities.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 was $1,311,555,261. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:
As of the end of its tax year ended December 31, 2024, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.
CLCFs not subject to expiration:
The tax character of dividends paid to shareholders during the year ended December 31, 2024, was as follows:
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
Unrealized appreciation $94,103,973
Unrealized (depreciation) (89,576,717)
Net unrealized appreciation/(depreciation) $4,527,256
Short-Term
Amount
Long-Term
Amount Total
AZL Moderate Index Strategy Fund $ – $ 26,191,084 $ 26,191,084
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Moderate Index Strategy Fund $20,087,657 $– $20,087,657
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL Moderate Index Strategy Fund $32,284,077 $— $(26,191,084) $4,527,256 $10,620,249
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

AZL Moderate Index Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2025, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.
9. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

SARRPT0625 08/25
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® MSCI Global Equity Index Fund
Semi-Annual Financial Statements and Other Information
June 30, 2025
(Unaudited)

AZL® MSCI Global Equity Index Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks (99.6%):
Aerospace & Defense (2.1%):
2,879 Airbus SE $ 602,336
358 Axon Enterprise, Inc.* 296,402
14,558 BAE Systems plc 376,827
3,665 Boeing Co. (The)* 767,927
1,669 CAE, Inc.* 48,920
94 Dassault Aviation SA 33,305
124 Elbit Systems, Ltd. 55,189
1,148 General Dynamics Corp. 334,826
206 HEICO Corp. 67,568
389 HEICO Corp., Class A 100,654
1,921 Howmet Aerospace, Inc. 357,556
2,195 Kongsberg Gruppen ASA 85,178
889 L3Harris Technologies, Inc. 222,997
1,848 Leonardo SpA 104,199
1,049 Lockheed Martin Corp. 485,834
6,986 Melrose Industries plc 50,911
254 MTU Aero Engines AG 112,939
655 Northrop Grumman Corp. 327,487
219 Rheinmetall AG 463,283
40,892 Rolls-Royce Holdings plc 543,204
6,496 RTX Corp. 948,546
1,519 Saab AB, Class B 84,876
1,780 Safran SA 579,644
6,400 Singapore Technologies Engineering, Ltd. 39,229
776 Textron, Inc. 62,305
441 Thales SA 129,904
272 TransDigm Group, Inc. 413,614
7,695,660
Air Freight & Logistics (0.3%):
584 CH Robinson Worldwide, Inc. 56,035
4,821 Deutsche Post AG 222,825
1,027 DSV A/S 246,742
697 Expeditors International of Washington, Inc. 79,632
1,089 FedEx Corp. 247,541
1,800 SG Holdings Co., Ltd. 20,081
3,503 United Parcel Service, Inc., Class B 353,593
1,226,449
Automobile Components (0.2%):
2,400 Aisin Corp. 30,620
1,203 Aptiv plc* 82,069
2,600 Bridgestone Corp. 106,185
3,249 Cie Generale des Etablissements Michelin SCA 120,878
513 Continental AG 44,760
8,800 Denso Corp. 118,693
1,166 Magna International, Inc. 45,078
3,800 Sumitomo Electric Industries, Ltd. 81,022
629,305
Automobiles (1.9%):
1,447 Bayerische Motoren Werke AG 128,536
611 Ferrari NV 299,532
19,288 Ford Motor Co. 209,275
4,805 General Motors Co. 236,454
20,300 Honda Motor Co., Ltd. 195,768
2,100 Isuzu Motors, Ltd. 26,590
3,661 Mercedes-Benz Group AG 214,178
11,300 Nissan Motor Co., Ltd.* 27,450
Shares Value
Common Stocks, continued
Automobiles, continued
950 Renault SA $ 43,837
3,269 Rivian Automotive, Inc., Class A* 44,916
9,925 Stellantis NV 99,741
3,300 Subaru Corp. 57,341
7,300 Suzuki Motor Corp. 87,953
14,102 Tesla, Inc.* 4,479,641
46,100 Toyota Motor Corp. 791,950
5,400 Yamaha Motor Co., Ltd. 40,277
6,983,439
Banks (6.6%):
1,998 ABN AMRO Bank NV 54,699
11,156 AIB Group plc 91,768
14,917 ANZ Group Holdings, Ltd. 286,244
27,947 Banco Bilbao Vizcaya Argentaria SA 429,773
6,096 Banco BPM SpA 71,197
24,936 Banco de Sabadell SA 79,396
72,938 Banco Santander SA 603,746
6,561 Bank Hapoalim BM 126,123
7,161 Bank Leumi Le-Israel BM 133,380
35,130 Bank of America Corp. 1,662,352
4,624 Bank of Ireland Group plc 65,976
3,613 Bank of Montreal 400,439
6,168 Bank of Nova Scotia (The)^ 341,106
3,353 Bankinter SA 43,762
93 Banque Cantonale Vaudoise, Registered Shares 10,746
68,750 Barclays plc 318,371
5,044 BNP Paribas SA 454,252
20,000 BOC Hong Kong Holdings, Ltd. 87,002
5,114 BPER Banca SpA 46,496
20,039 CaixaBank SA 173,591
4,674 Canadian Imperial Bank of Commerce^ 331,807
2,800 Chiba Bank, Ltd. (The) 25,803
9,165 Citigroup, Inc. 780,125
2,140 Citizens Financial Group, Inc. 95,765
4,642 Commerzbank AG 146,446
8,154 Commonwealth Bank of Australia 991,334
4,700 Concordia Financial Group, Ltd. 30,397
5,089 Credit Agricole SA 96,396
3,233 Danske Bank A/S 131,831
9,960 DBS Group Holdings, Ltd. 352,262
4,572 DNB Bank ASA 126,565
1,489 Erste Group Bank AG 126,542
3,137 Fifth Third Bancorp 129,025
2,912 FinecoBank Banca Fineco SpA 64,627
41 First Citizens BancShares, Inc., Class A 80,215
3,900 Hang Seng Bank, Ltd. 58,515
85,793 HSBC Holdings plc 1,038,513
7,408 Huntington Bancshares, Inc. 124,158
15,535 ING Groep NV 340,870
74,349 Intesa Sanpaolo SpA 428,517
5,286 Israel Discount Bank, Ltd., Class A 52,760
9,300 Japan Post Bank Co., Ltd. 100,405
13,614 JPMorgan Chase & Co. 3,946,835
1,201 KBC Group NV 123,516
4,335 KeyCorp 75,516
294,914 Lloyds Banking Group plc 310,516
791 M&T Bank Corp. 153,446
2,528 Mediobanca Banca di Credito Finanziario SpA^ 58,786

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Banks, continued
55,100 Mitsubishi UFJ Financial Group, Inc. $ 754,487
859 Mizrahi Tefahot Bank, Ltd. 56,060
11,450 Mizuho Financial Group, Inc. 315,242
14,822 National Australia Bank, Ltd. 383,912
1,863 National Bank of Canada^ 192,266
36,896 NatWest Group plc 259,018
15,461 Nordea Bank Abp 229,872
17,800 Oversea-Chinese Banking Corp., Ltd. 228,586
1,943 PNC Financial Services Group, Inc. (The) 362,214
4,017 Regions Financial Corp. 94,480
11,000 Resona Holdings, Inc. 100,973
6,839 Royal Bank of Canada 901,436
7,481 Skandinaviska Enskilda Banken AB, Class A 130,709
3,588 Societe Generale SA 205,567
10,063 Standard Chartered plc 166,739
18,000 Sumitomo Mitsui Financial Group, Inc. 451,307
2,900 Sumitomo Mitsui Trust Group, Inc. 76,882
7,175 Svenska Handelsbanken AB, Class A 95,995
3,996 Swedbank AB, Class A 105,916
8,530 Toronto-Dominion Bank (The) 627,471
6,265 Truist Financial Corp. 269,332
6,852 UniCredit SpA 459,506
6,304 United Overseas Bank, Ltd. 178,646
7,554 US Bancorp 341,818
15,998 Wells Fargo & Co. 1,281,760
16,350 Westpac Banking Corp. 364,313
24,436,419
Beverages (1.1%):
4,459 Anheuser-Busch InBev SA/NV 306,533
6,900 Asahi Group Holdings, Ltd. 92,356
1,086 Brown-Forman Corp., Class B 29,224
395 Carlsberg AS, Class B 56,039
19,793 Coca-Cola Co. (The) 1,400,355
942 Coca-Cola Europacific Partners plc 87,342
1,283 Coca-Cola HBC AG 66,597
773 Constellation Brands, Inc., Class A 125,751
3,162 Davide Campari-Milano NV, Class M^ 21,270
10,841 Diageo plc 272,640
687 Heineken Holding NV 51,232
1,538 Heineken NV 134,646
6,328 Keurig Dr Pepper, Inc. 209,204
3,400 Kirin Holdings Co., Ltd. 47,618
1,022 Molson Coors Beverage Co., Class B 49,148
3,622 Monster Beverage Corp.* 226,882
6,697 PepsiCo, Inc. 884,272
1,058 Pernod Ricard SA 105,671
800 Suntory Beverage & Food, Ltd. 25,611
4,192,391
Biotechnology (1.4%):
8,595 AbbVie, Inc. 1,595,404
645 Alnylam Pharmaceuticals, Inc.* 210,328
2,632 Amgen, Inc. 734,881
2,527 Amrize, Ltd.* 126,111
298 Argenx SE* 164,269
695 Biogen, Inc.* 87,285
863 BioMarin Pharmaceutical, Inc.* 47,439
2,407 CSL, Ltd. 379,316
293 Genmab A/S* 60,637
Shares Value
Common Stocks, continued
Biotechnology, continued
6,024 Gilead Sciences, Inc. $ 667,881
1,231 Grifols SA* 15,008
740 Incyte Corp.* 50,394
645 Natera, Inc.* 108,966
517 Neurocrine Biosciences, Inc.* 64,982
534 Regeneron Pharmaceuticals, Inc. 280,350
832 Swedish Orphan Biovitrum AB* 25,398
218 United Therapeutics Corp.* 62,642
1,242 Vertex Pharmaceuticals, Inc.* 552,938
5,234,229
Broadline Retail (3.3%):
46,527 Amazon.com, Inc.* 10,207,559
221 Canadian Tire Corp., Ltd., Class A 30,090
1,432 Dollarama, Inc. 201,790
2,193 eBay, Inc. 163,291
223 MercadoLibre, Inc.* 582,839
554 Next plc 94,629
1,800 Pan Pacific International Holdings Corp. 61,873
6,464 Prosus NV* 362,047
8,000 Rakuten Group, Inc.* 44,037
5,547 Wesfarmers, Ltd. 309,355
12,057,510
Building Products (0.6%):
1,200 AGC, Inc. 35,115
357 Allegion plc, ADR 51,451
5,091 Assa Abloy AB, Class B 159,260
500 Builders FirstSource, Inc.* 58,345
230 Carlisle Cos., Inc. 85,882
3,732 Carrier Global Corp. 273,145
2,132 Cie de Saint-Gobain SA 250,773
1,100 Daikin Industries, Ltd. 129,966
160 Geberit AG, Registered Shares 126,164
3,214
Johnson
Controls International plc 339,463
833 Kingspan Group plc 70,829
152 Lennox International, Inc. 87,132
999 Masco Corp. 64,296
7,728 Nibe Industrier AB, Class B 33,062
453 Owens Corning 62,296
520 Rockwool A/S, Class B 24,331
1,109 Trane Technologies plc 485,088
2,336,598
Capital Markets (3.6%):
4,919 3i Group plc 278,201
485 Ameriprise Financial, Inc. 258,859
375 Amundi SA 30,394
988 Ares Management Corp., Class A 171,122
934 ASX, Ltd. 42,875
3,476 Bank of New York Mellon Corp. (The) 316,698
725 Blackrock, Inc.
+
760,706
3,589 Blackstone, Inc. 536,843
1,764 Brookfield Asset Management, Ltd., Class A 97,645
6,624 Brookfield Corp. 410,011
1,101 Carlyle Group, Inc. (The) 56,591
509 Cboe Global Markets, Inc. 118,704
8,421 Charles Schwab Corp. (The) 768,332
1,735 CME Group, Inc. 478,201
928 Coinbase Global, Inc., Class A* 325,255

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Capital Markets, continued
1,102 CVC Capital Partners plc $ 22,563
6,000 Daiwa Securities Group, Inc. 42,678
9,470 Deutsche Bank AG, Registered Shares 280,928
933 Deutsche Boerse AG 304,401
1,617 EQT AB 54,203
380 Euronext NV 65,016
200 FactSet Research Systems, Inc. 89,456
285 Futu Holdings, Ltd., ADR 35,223
1,505 Goldman Sachs Group, Inc. (The) 1,065,164
5,700 Hong Kong Exchanges & Clearing, Ltd. 304,991
160 IGM Financial, Inc.^ 5,055
2,240 Interactive Brokers Group, Inc. 124,118
2,787 Intercontinental Exchange, Inc. 511,331
5,200 Japan Exchange Group, Inc. 52,733
1,072 Julius Baer Group, Ltd. 72,368
2,970 KKR & Co., Inc. 395,099
2,345 London Stock Exchange Group plc 342,586
380 LPL Financial Holdings, Inc. 142,489
1,800 Macquarie Group, Ltd. 270,954
799 Moody's Corp. 400,770
5,944 Morgan Stanley 837,272
374 MSCI, Inc. 215,701
2,213 Nasdaq, Inc. 197,887
15,300 Nomura Holdings, Inc. 100,489
981 Northern Trust Corp. 124,381
115 Partners Group Holding AG 150,849
994 Raymond James Financial, Inc. 152,450
3,146 Robinhood Markets, Inc., Class A* 294,560
1,515 S&P Global, Inc. 798,844
1,400 SBI Holdings, Inc. 48,644
2,664 Schroders plc 13,216
3,200 Singapore Exchange, Ltd. 37,440
1,433 State Street Corp. 152,385
1,168 T. Rowe Price Group, Inc. 112,712
1,169 TMX Group, Ltd. 49,555
538 Tradeweb Markets, Inc., Class A 78,763
16,185 UBS Group AG 550,179
13,147,890
Chemicals (1.5%):
2,850 Air Liquide SA 588,581
1,103 Air Products and Chemicals, Inc. 311,112
722 Akzo Nobel NV 50,521
205 Arkema SA 15,132
6,500 Asahi Kasei Corp. 46,177
4,450 BASF SE 219,467
766 CF Industries Holdings, Inc. 70,472
3,257 Corteva, Inc. 242,744
776 Covestro AG* 55,206
763 Croda International plc 30,665
3,474 Dow, Inc. 91,992
855 DSM-Firmenich AG 90,901
2,069 DuPont de Nemours, Inc. 141,913
1,270 Ecolab, Inc. 342,189
36 EMS-Chemie Holding AG 27,241
988 Evonik Industries AG 20,364
47 Givaudan SA, Registered Shares 228,070
2,385 ICL Group, Ltd. 16,355
1,232 International Flavors & Fragrances, Inc. 90,614
2,297 Linde plc 1,077,706
Shares Value
Common Stocks, continued
Chemicals, continued
1,344 LyondellBasell Industries NV, Class A $ 77,764
8,000 Mitsubishi Chemical Group Corp. 41,944
3,800 Nippon Paint Holdings Co., Ltd. 30,516
600 Nippon Sanso Holdings Corp. 22,690
3,500 Nitto Denko Corp. 67,509
1,777 Novonesis (Novozymes) B 127,618
2,481 Nutrien, Ltd.^ 144,585
1,107 PPG Industries, Inc. 125,921
615 RPM International, Inc. 67,552
1,170 Sherwin-Williams Co. (The) 401,731
9,000 Shin-Etsu Chemical Co., Ltd. 296,607
751 Sika AG, Registered Shares 203,886
456 Syensqo SA 35,274
641 Symrise AG 67,298
6,300 Toray Industries, Inc. 43,035
557 Yara International ASA 20,585
5,531,937
Commercial Services & Supplies (0.6%):
6,902 Brambles, Ltd. 106,369
1,768 Cintas Corp. 394,034
4,264 Copart, Inc.* 209,234
2,200 Dai Nippon Printing Co., Ltd. 33,349
1,877 Element Fleet Management Corp. 47,022
1,105 GFL Environmental, Inc. 55,786
844 RB Global, Inc. 89,675
12,446 Rentokil Initial plc 60,226
1,057 Republic Services, Inc. 260,667
1,446 Rollins, Inc. 81,583
1,900 Secom Co., Ltd. 68,386
2,676 Securitas AB, Class B 40,059
900 TOPPAN Holdings, Inc. 24,428
1,191 Veralto Corp. 120,231
1,294 Waste Connections, Inc. 241,616
1,995 Waste Management, Inc. 456,496
2,289,161
Communications Equipment (0.7%):
5,266 Arista Networks, Inc.* 538,765
19,378 Cisco Systems, Inc. 1,344,446
270 F5, Inc.* 79,466
1,798 Juniper Networks, Inc. 71,794
830 Motorola Solutions, Inc. 348,982
24,781 Nokia Oyj 128,129
13,148 Telefonaktiebolaget LM Ericsson, Class B 112,730
2,624,312
Construction & Engineering (0.4%):
920 ACS Actividades de Construccion y Servicios SA 63,883
605 AECOM 68,280
977 Bouygues SA 44,221
382 Eiffage SA 53,716
206 EMCOR Group, Inc. 110,187
2,271 Ferrovial SE 121,070
1,700 Kajima Corp. 44,299
3,200 Obayashi Corp. 48,431
724 Quanta Services, Inc. 273,730
1,831 Skanska AB, Class B 42,666
534 Stantec, Inc. 58,110
700 Taisei Corp. 40,743

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Construction & Engineering, continued
2,412 Vinci SA $ 355,995
641 WSP Global, Inc. 130,766
1,456,097
Construction Materials (0.3%):
3,245 CRH plc 297,891
660 Heidelberg Materials AG 155,043
2,527 Holcim AG 188,441
2,986 James Hardie Industries plc* 82,408
299 Martin Marietta Materials, Inc. 164,139
652 Vulcan Materials Co. 170,055
1,057,977
Consumer Finance (0.5%):
2,759 American Express Co. 880,066
3,148 Capital One Financial Corp. 669,768
1 Isracard, Ltd. 3
1,778 Synchrony Financial 118,664
1,668,501
Consumer Staples Distribution & Retail (1.8%):
3,200 Aeon Co., Ltd. 98,155
2,104 Albertsons Cos., Inc., Class A 45,257
3,614 Alimentation Couche-Tard, Inc. 179,665
2,172 Carrefour SA 30,616
7,170 Coles Group, Ltd. 98,332
2,165 Costco Wholesale Corp. 2,143,220
1,052 Dollar General Corp. 120,328
926 Dollar Tree, Inc.* 91,711
787 Empire Co., Ltd. 32,663
238 George Weston, Ltd. 47,738
9,589 J Sainsbury plc 38,139
1,662 Jeronimo Martins SGPS SA 42,081
1,609 Kesko Oyj, Class B 39,713
1,000 Kobe Bussan Co., Ltd. 31,108
4,643 Koninklijke Ahold Delhaize NV 194,088
3,122 Kroger Co. (The) 223,941
728 Loblaw Cos., Ltd. 120,433
10,779 Marks & Spencer Group plc 52,428
1,300 MatsukiyoCocokara & Co. 26,790
1,126 Metro, Inc. 88,461
10,600 Seven & i Holdings Co., Ltd. 170,979
2,495 Sysco Corp. 188,971
2,208 Target Corp. 217,819
32,988 Tesco plc 181,686
21,535 Walmart, Inc. 2,105,692
5,770 Woolworths Group, Ltd. 118,123
6,728,137
Containers & Packaging (0.2%):
4,267 Amcor plc 39,214
6,765 Amcor plc, ADR 62,170
345 Avery Dennison Corp. 60,537
1,191 Ball Corp. 66,803
681 CCL Industries, Inc. 39,717
545 Crown Holdings, Inc. 56,124
2,598 International Paper Co. 121,664
470 Packaging Corp. of America 88,572
1,420 SIG Group AG 26,311
1,370 Smurfit WestRock plc 59,092
Shares Value
Common Stocks, continued
Containers & Packaging, continued
1,069 Smurfit WestRock plc, ADR $ 46,127
666,331
Distributors (0.1%):
91 D'ieteren Group 19,537
628 Genuine Parts Co. 76,183
1,367 LKQ Corp. 50,592
210 Pool Corp. 61,211
207,523
Diversified Consumer Services (0.0%
†
):
3,287 Pearson plc 48,371
Diversified REITs (0.0%
†
):
4,133 Land Securities Group plc 35,799
9,485 Stockland 33,544
1,190 WP Carey, Inc. 74,232
143,575
Diversified Telecommunication Services (1.0%):
35,156 AT&T, Inc. 1,017,415
113 BCE, Inc. 2,506
31,577 BT Group plc 83,976
2,443 Cellnex Telecom SA 95,128
17,077 Deutsche Telekom AG 625,147
602 Elisa Oyj 33,529
20,000 HKT Trust & HKT, Ltd., Class SS 29,868
2,027 Infrastrutture Wireless Italiane SpA 24,785
19,439 Koninklijke KPN NV 94,868
146,100 NTT, Inc. 156,040
9,152 Orange SA 139,692
717 Quebecor, Inc., Class B 21,827
35,300 Singapore Telecommunications, Ltd. 106,103
124 Swisscom AG, Registered Shares 88,081
59,823 Telecom Italia SpA/Milano* 29,504
19,079 Telefonica SA^ 100,636
3,268 Telenor ASA 51,066
11,109 Telia Co. AB 40,132
22,435 Telstra Group, Ltd. 71,451
1,970 TELUS Corp. 31,642
20,567 Verizon Communications, Inc. 889,934
3,733,330
Electric Utilities (1.6%):
35 Acciona SA^ 6,300
1,338 Alliant Energy Corp. 80,909
2,537 American Electric Power Co., Inc. 263,239
77 BKW AG 16,863
2,700 Chubu Electric Power Co., Inc. 33,392
3,500 CK Infrastructure Holdings, Ltd. 23,177
7,500 CLP Holdings, Ltd. 63,179
1,551 Constellation Energy Corp. 500,601
4,136 Contact Energy, Ltd. 22,682
3,725 Duke Energy Corp. 439,550
2,015 Edison International 103,974
15,813 EDP - Energias de Portugal SA 68,646
1,347 Emera, Inc. 61,711
1,281 Endesa SA^ 40,573
39,690 Enel SpA 376,656
2,044 Entergy Corp. 169,897

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Electric Utilities, continued
1,046 Evergy, Inc. $ 72,101
1,693 Eversource Energy 107,709
5,008 Exelon Corp. 217,447
2,490 FirstEnergy Corp. 100,247
2,376 Fortis, Inc. 113,460
1,820 Fortum Oyj 34,109
1,632 Hydro One, Ltd. 58,815
28,798 Iberdrola SA 553,527
5,200 Kansai Electric Power Co., Inc. (The) 61,545
10,103 NextEra Energy, Inc. 701,350
1,053 NRG Energy, Inc. 169,091
9,164 Origin Energy, Ltd. 65,070
976 Orsted AS* 41,912
11,369 PG&E Corp. 158,484
6,500 Power Assets Holdings, Ltd. 41,779
3,537 PPL Corp. 119,869
1,850 Redeia Corp. SA 39,612
5,417 Southern Co. (The) 497,443
5,186 SSE plc 130,338
7,914 Terna - Rete Elettrica Nazionale 81,393
453 Verbund AG 34,786
2,697 Xcel Energy, Inc. 183,666
5,855,102
Electrical Equipment (1.3%):
7,704 ABB, Ltd., Registered Shares 460,761
1,166 AMETEK, Inc. 210,999
1,890 Eaton Corp. plc 674,711
2,727 Emerson Electric Co. 363,591
700 Fuji Electric Co., Ltd. 32,142
1,400 Fujikura, Ltd. 73,574
1,341 GE Vernova, Inc. 709,590
239 Hubbell, Inc. 97,610
1,258 Legrand SA 168,014
9,600 Mitsubishi Electric Corp. 207,353
4,100 NIDEC Corp. 79,372
1,430 Prysmian SpA 100,830
552 Rockwell Automation, Inc. 183,358
2,685 Schneider Electric SE 715,886
3,161 Siemens Energy AG* 365,247
1,758 Vertiv Holdings Co., Class A 225,745
4,641 Vestas Wind Systems A/S 69,747
4,738,530
Electronic Equipment, Instruments & Components (0.7%):
5,843 Amphenol Corp., Class A 576,996
624 CDW Corp. 111,440
598 Celestica, Inc.* 93,442
3,870 Corning, Inc. 203,523
1,688 Halma plc 74,151
9,750 Hexagon AB, Class B 98,016
482 Jabil, Inc. 105,124
900 Keyence Corp. 361,422
795 Keysight Technologies, Inc.* 130,269
6,700 Kyocera Corp. 80,451
8,400 Murata Manufacturing Co., Ltd. 124,265
800 Omron Corp. 21,628
1,400 Shimadzu Corp. 34,725
10,500 TDK Corp. 122,823
1,442 TE Connectivity plc 243,222
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
233 Teledyne Technologies, Inc.* $ 119,368
1,261 Trimble, Inc.* 95,811
1,200 Yokogawa Electric Corp. 31,979
282 Zebra Technologies Corp.* 86,958
2,715,613
Energy Equipment & Services (0.1%):
4,725 Baker Hughes Co. 181,156
4,240 Halliburton Co. 86,411
6,539 Schlumberger NV 221,018
2,056 Tenaris SA 38,398
526,983
Entertainment (1.8%):
2,610 Bollore SE 16,398
1,500 Capcom Co., Ltd. 51,215
323 CTS Eventim AG & Co. KGaA 40,219
1,235 Electronic Arts, Inc. 197,229
500 Konami Group Corp. 78,965
949 Liberty Media Corp.-Liberty Formula One, ADR* 99,170
742 Live Nation Entertainment, Inc.* 112,250
2,090 Netflix, Inc.* 2,798,782
1,400 Nexon Co., Ltd. 28,179
5,400 Nintendo Co., Ltd. 518,006
2,410 ROBLOX Corp., Class A* 253,532
1,758 Sea, Ltd., ADR* 281,175
759 Spotify Technology SA* 582,411
868 Take-Two Interactive Software, Inc.* 210,794
600 Toho Co., Ltd. 35,457
5,472 Universal Music Group NV 177,550
8,822 Walt Disney Co. (The) 1,094,016
11,835 Warner Bros Discovery, Inc.* 135,629
6,710,977
Financial Services (3.0%):
109 Adyen NV* 200,111
2,010 Apollo Global Management, Inc. 285,159
6,521 Berkshire Hathaway, Inc., Class B* 3,167,706
2,651 Block, Inc.* 180,082
1,482 Edenred SE 45,959
1,361 Equitable Holdings, Inc. 76,352
158 Eurazeo SE 11,289
541 EXOR NV 54,551
2,543 Fidelity National Information Services, Inc. 207,026
2,757 Fiserv, Inc.* 475,334
1,296 Global Payments, Inc. 103,732
576 Groupe Bruxelles Lambert NV 49,019
885 Industrivarden AB, Class A 32,142
840 Industrivarden AB, Class C 30,375
8,654 Investor AB, Class B 256,214
331 Jack Henry & Associates, Inc. 59,636
418 L E Lundbergforetagen AB, Class B 20,859
9,161 M&G plc 32,321
3,953 Mastercard, Inc., Class A 2,221,349
4,100 Mitsubishi HC Capital, Inc. 30,242
4,062 Nexi SpA 24,285
5,600 ORIX Corp. 126,282
4,708 PayPal Holdings, Inc.* 349,899
67 Sofina SA 22,082
1,929 Toast, Inc., Class A* 85,435

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Financial Services, continued
8,417 Visa, Inc., Class A $ 2,988,456
985 Washington H Soul Pattinson & Co., Ltd.^ 27,256
2,757 Wise plc, Class A* 39,360
11,202,513
Food Products (1.0%):
4,600 Ajinomoto Co., Inc. 122,782
2,453 Archer-Daniels-Midland Co. 129,469
1,870 Associated British Foods plc 52,823
23 Barry Callebaut AG, Registered Shares^ 25,017
599 Bunge Global SA 48,088
5 Chocoladefabriken Lindt & Spruengli AG, Class PC^ 84,165
2,472 Conagra Brands, Inc. 50,602
3,202 Danone SA 261,580
2,732 General Mills, Inc. 141,545
714 Hershey Co. (The) 118,488
1,634 Hormel Foods Corp. 49,429
476 JDE Peet's NV 13,600
512 JM Smucker Co. (The) 50,278
1,370 Kellanova 108,956
876 Kerry Group plc, Class A 96,728
4,500 Kikkoman Corp. 41,705
4,422 Kraft Heinz Co. (The) 114,176
1,213 McCormick & Co., Inc. 91,970
1,600 MEIJI Holdings Co., Ltd. 35,407
6,443 Mondelez International, Inc., Class A 434,516
2,304 Mowi ASA 44,537
12,824 Nestle SA, Registered Shares 1,274,265
900 Nissin Foods Holdings Co., Ltd. 18,722
3,513 Orkla ASA 38,201
461 Salmar ASA 19,992
1,273 Saputo, Inc. 26,056
954 The Campbell's Company 29,240
1,512 Tyson Foods, Inc., Class A 84,581
41,033 WH Group, Ltd. 39,520
10,600 Wilmar International, Ltd.^ 23,923
1,800 Yakult Honsha Co., Ltd. 33,865
3,704,226
Gas Utilities (0.1%):
1,573 AltaGas, Ltd. 45,667
5,182 APA Group 27,859
802 Atmos Energy Corp. 123,596
56,117 Hong Kong & China Gas Co., Ltd. 47,152
1,400 Osaka Gas Co., Ltd. 35,833
10,274 Snam SpA 62,395
1,700 Tokyo Gas Co., Ltd. 56,522
399,024
Ground Transportation (0.9%):
2,587 Canadian National Railway Co. 269,587
4,595 Canadian Pacific Kansas City, Ltd. 365,076
3,600 Central Japan Railway Co. 80,639
9,085 CSX Corp. 296,444
4,700 East Japan Railway Co. 101,443
8,772 Grab Holdings, Ltd.* 44,123
1,400 Hankyu Hanshin Holdings, Inc. 38,056
423 JB Hunt Transport Services, Inc. 60,743
5,000 MTR Corp., Ltd. 17,978
1,089 Norfolk Southern Corp. 278,751
Shares Value
Common Stocks, continued
Ground Transportation, continued
982 Old Dominion Freight Line, Inc. $ 159,379
395 TFI International, Inc. 35,462
1,500 Tokyo Metro Co., Ltd. 17,473
2,900 Tokyu Corp. 34,467
9,208 Uber Technologies, Inc.* 859,106
612 U-Haul Holding Co. 33,274
2,908 Union Pacific Corp. 669,073
1,900 West Japan Railway Co. 43,567
3,404,641
Health Care Equipment & Supplies (2.0%):
8,479 Abbott Laboratories 1,153,229
2,569 Alcon AG 228,190
346 Align Technology, Inc.* 65,508
2,628 Baxter International, Inc. 79,576
1,397 Becton Dickinson & Co. 240,633
245 BioMerieux 33,900
7,122 Boston Scientific Corp.* 764,974
364 Cochlear, Ltd. 71,960
597 Coloplast A/S, Class B 56,826
961 Cooper Cos., Inc. (The)* 68,385
522 Demant A/S* 21,802
1,984 Dexcom, Inc.* 173,183
55 DiaSorin SpA 5,890
2,917 Edwards Lifesciences Corp.* 228,139
1,463 EssilorLuxottica SA 401,851
3,102 Fisher & Paykel Healthcare Corp., Ltd. 68,154
2,260 GE HealthCare Technologies, Inc. 167,398
964 Hologic, Inc.* 62,814
1,600 Hoya Corp. 189,964
412 IDEXX Laboratories, Inc.* 220,972
329 Insulet Corp.* 103,365
1,742 Intuitive Surgical, Inc.* 946,620
3,786 Koninklijke Philips NV 90,885
6,243 Medtronic plc 544,202
6,100 Olympus Corp. 72,387
703 ResMed, Inc. 181,374
1,391 Siemens Healthineers AG 77,153
3,943 Smith & Nephew plc 60,240
272 Sonova Holding AG 81,287
448 STERIS plc 107,619
585 Straumann Holding AG, Class R 76,669
1,647 Stryker Corp. 651,603
2,200 Sysmex Corp. 38,287
6,200 Terumo Corp. 113,814
1,015 Zimmer Biomet Holdings, Inc. 92,578
7,541,431
Health Care Providers & Services (1.3%):
1,205 Cardinal Health, Inc. 202,440
866 Cencora, Inc. 259,670
2,456 Centene Corp.* 133,312
1,339 Cigna Group (The) 442,647
6,162 CVS Health Corp. 425,055
278 DaVita, Inc.* 39,601
1,116 Elevance Health, Inc. 434,079
969 Fresenius Medical Care AG 55,552
2,178 Fresenius SE & Co. KGaA 109,523
901 HCA Healthcare, Inc. 345,173
610 Humana, Inc. 149,133

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
382 Labcorp Holdings, Inc. $ 100,279
607 McKesson Corp. 444,797
277 Molina Healthcare, Inc.* 82,518
517 Quest Diagnostics, Inc. 92,869
22,963 Sigma Healthcare, Ltd.* 45,124
838 Solventum Corp.* 63,554
2,275 Sonic Healthcare, Ltd. 40,106
4,454 UnitedHealth Group, Inc. 1,389,514
288 Universal Health Services, Inc., Class B 52,171
4,907,117
Health Care REITs (0.2%):
3,283 Healthpeak Properties, Inc. 57,485
2,176 Ventas, Inc. 137,415
3,096 Welltower, Inc. 475,948
670,848
Health Care Technology (0.1%):
1,400 M3, Inc. 19,231
312 Pro Medicus, Ltd. 58,538
727 Veeva Systems, Inc., Class A* 209,361
287,130
Hotels, Restaurants & Leisure (1.9%):
1,023 Accor SA 53,512
2,126 Airbnb, Inc., Class A* 281,355
2,292 Amadeus IT Group SA 193,875
2,861 Aristocrat Leisure, Ltd. 122,701
161 Booking Holdings, Inc. 932,068
4,798 Carnival Corp.* 134,920
6,690 Chipotle Mexican Grill, Inc.* 375,643
8,482 Compass Group plc 287,235
545 Darden Restaurants, Inc. 118,794
858 Delivery Hero SE* 23,228
170 Domino's Pizza, Inc. 76,602
1,713 DoorDash, Inc., Class A* 422,272
2,081 DraftKings, Inc.* 89,254
1,939 Entain plc 24,029
812 Evolution AB 64,606
570 Expedia Group, Inc. 96,148
866 Flutter Entertainment plc* 247,468
8,000 Galaxy Entertainment Group, Ltd. 35,599
24,200 Genting Singapore, Ltd. 13,619
1,148 Hilton Worldwide Holdings, Inc. 305,758
145 Hyatt Hotels Corp., Class A 20,249
711 InterContinental Hotels Group plc 81,167
397 La Francaise des Jeux 15,578
1,870 Las Vegas Sands Corp. 81,364
8,492 Lottery Corp., Ltd. (The) 29,784
1,113 Marriott International, Inc., Class A 304,083
3,464 McDonald's Corp. 1,012,077
5,400 Oriental Land Co., Ltd. 124,476
1,590 Restaurant Brands International, Inc. 105,401
1,259 Royal Caribbean Cruises, Ltd. 394,243
15,600 Sands China, Ltd. 32,553
370 Sodexo SA 22,767
5,537 Starbucks Corp. 507,355
808 Whitbread plc 31,349
1,377 Yum! Brands, Inc. 204,044
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
500 Zensho Holdings Co., Ltd. $ 30,288
6,895,464
Household Durables (0.5%):
6,179 Barratt Redrow plc 38,701
1,398 D.R. Horton, Inc. 180,230
724 Garmin, Ltd. 151,113
1,150 Lennar Corp., Class A 127,202
13 NVR, Inc.* 96,014
11,700 Panasonic Holdings Corp. 125,702
958 PulteGroup, Inc. 101,031
2,100 Sekisui Chemical Co., Ltd. 37,968
2,600 Sekisui House, Ltd. 57,340
30,200 Sony Group Corp. 787,381
1,702,682
Household Products (0.8%):
1,174 Church & Dwight Co., Inc. 112,833
631 Clorox Co. (The) 75,764
3,702 Colgate-Palmolive Co. 336,512
2,741 Essity AB, Class B 75,940
659 Henkel AG & Co. KGaA 47,733
1,623 Kimberly-Clark Corp. 209,237
11,417 Procter & Gamble Co. (The) 1,818,957
3,513 Reckitt Benckiser Group plc 238,935
4,800 Unicharm Corp. 34,770
2,950,681
Independent Power and Renewable Electricity Producers
(0.1%):
787 Brookfield Renewable Corp. 25,796
2,093 EDP Renovaveis SA 23,377
7,411 Meridian Energy, Ltd. 26,644
2,828 RWE AG 118,165
1,708 Vistra Corp. 331,028
525,010
Industrial Conglomerates (1.2%):
2,621 3M Co. 399,021
14,000 CK Hutchison Holdings, Ltd. 86,428
377 DCC plc 24,468
5,193 General Electric Co. 1,336,626
100 Hikari Tsushin, Inc. 29,478
22,400 Hitachi, Ltd. 648,970
3,181 Honeywell International, Inc. 740,791
4,767 Infratil, Ltd. 30,794
315 Investment AB Latour, Class B 8,308
700 Jardine Matheson Holdings, Ltd. 33,651
7,700 Keppel, Ltd. 44,995
1,031 Lifco AB, Class B 41,764
3,731 Siemens AG, Registered Shares 956,788
1,653 Smiths Group plc 50,965
4,433,047
Industrial REITs (0.2%):
19,644 CapitaLand Ascendas REIT 41,426
9,610 Goodman Group 216,556
4,448 Prologis, Inc. 467,574

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Industrial REITs, continued
5,450 Segro plc $ 50,843
776,399
Insurance (3.3%):
1,160 Admiral Group plc 52,063
6,025 Aegon, Ltd. 43,637
2,516 Aflac, Inc. 265,337
810 Ageas SA/NV 54,687
52,000 AIA Group, Ltd. 467,639
1,867 Allianz SE, Registered Shares
+
756,357
1,305 Allstate Corp. (The) 262,710
355 American Financial Group, Inc. 44,805
2,884 American International Group, Inc. 246,842
943 Aon plc, Class A 336,425
1,876 Arch Capital Group, Ltd. 170,810
1,261 Arthur J. Gallagher & Co. 403,671
708 ASR Nederland NV 47,020
13,581 Aviva plc 115,440
8,499 AXA SA 417,684
209 Baloise Holding AG, Registered Shares 49,486
1,417 Brown & Brown, Inc. 157,103
1,871 Chubb, Ltd. 542,066
719 Cincinnati Financial Corp. 107,073
17,100 Dai-ichi Life Holdings, Inc. 129,273
141 Erie Indemnity Co., Class A 48,897
228 Everest Group, Ltd. 77,486
92 Fairfax Financial Holdings, Ltd. 166,081
1,192 Fidelity National Financial, Inc. 66,824
4,293 Generali 152,791
673 Gjensidige Forsikring ASA 17,072
1,253 Great-West Lifeco, Inc. 47,659
286 Hannover Rueck SE 89,986
1,367 Hartford Insurance Group, Inc. (The) 173,431
192 Helvetia Holding AG, Registered Shares 45,191
447 iA Financial Corp., Inc. 49,010
12,708 Insurance Australia Group, Ltd. 75,514
908 Intact Financial Corp. 211,162
9,100 Japan Post Holdings Co., Ltd. 84,004
600 Japan Post Insurance Co., Ltd. 13,533
28,760 Legal & General Group plc 100,515
816 Loews Corp. 74,795
8,609 Manulife Financial Corp. 275,291
65 Markel Group, Inc.* 129,828
2,433 Marsh & McLennan Cos., Inc. 531,951
11,639 Medibank Pvt, Ltd. 38,735
2,817 MetLife, Inc. 226,543
6,100 MS&AD Insurance Group Holdings, Inc. 136,082
643 Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Class R 416,956
1,266 NN Group NV 84,137
3,380 Phoenix Group Holdings plc 30,552
2,089 Poste Italiane SpA^ 44,888
2,922 Power Corp. of Canada^ 114,146
1,148 Principal Financial Group, Inc. 91,186
2,847 Progressive Corp. (The) 759,750
1,676 Prudential Financial, Inc. 180,069
12,725 Prudential plc 159,726
7,447 QBE Insurance Group, Ltd. 114,630
11,654 Sampo Oyj, A Shares 125,395
4,500 Sompo Holdings, Inc. 134,830
Shares Value
Common Stocks, continued
Insurance, continued
2,741 Sun Life Financial, Inc. $ 182,405
6,028 Suncorp Group, Ltd. 85,721
138 Swiss Life Holding AG 140,113
1,493 Swiss Re AG 259,205
2,100 T&D Holdings, Inc. 45,939
335 Talanx AG 43,374
9,100 Tokio Marine Holdings, Inc. 383,920
1,133 Travelers Cos., Inc. (The) 303,123
1,645 Tryg A/S 42,543
1,567 W R Berkley Corp. 115,127
499 Willis Towers Watson plc 152,944
706 Zurich Insurance Group AG 495,296
12,008,484
Interactive Media & Services (4.8%):
28,414 Alphabet, Inc., Class A 5,007,399
24,100 Alphabet, Inc., Class C 4,275,099
4,250 Auto Trader Group plc 48,122
1,633 CAR Group, Ltd. 40,214
12,600 LY Corp. 46,404
10,670 Meta Platforms, Inc., Class A 7,875,420
2,707 Pinterest, Inc., Class A* 97,073
296 REA Group, Ltd. 46,845
339 Reddit, Inc., Class A* 51,043
349 Scout24 SE 48,122
5,042 Snap, Inc., Class A* 43,815
17,579,556
IT Services (1.5%):
3,065 Accenture plc, Class A 916,098
654 Akamai Technologies, Inc.* 52,163
748 Capgemini SE 128,011
1,032 CGI, Inc. 108,392
1,528 Cloudflare, Inc., Class A* 299,228
2,371 Cognizant Technology Solutions Corp., Class A 185,009
8,600 Fujitsu, Ltd. 208,968
359 Gartner, Inc.* 145,115
674 GoDaddy, Inc., Class A* 121,360
4,497 International Business Machines Corp. 1,325,626
349 MongoDB, Inc.* 73,287
6,000 NEC Corp. 175,750
1,920 Nomura Research Institute, Ltd. 77,161
1,360 NTT Data Group Corp. 37,612
1,700 Obic Co., Ltd. 66,249
761 Okta, Inc.* 76,077
1,000 Otsuka Corp. 20,365
900 SCSK Corp. 27,105
6,041 Shopify, Inc., Class A* 696,827
1,464 Snowflake, Inc., Class A* 327,599
800 TIS, Inc. 26,833
780 Twilio, Inc., Class A* 97,001
415 VeriSign, Inc. 119,852
301 Wix.com, Ltd.* 47,696
5,359,384
Leisure Products (0.0%
†
):
3,200 Bandai Namco Holdings, Inc. 114,567
400 Shimano, Inc. 58,066
172,633

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Life Sciences Tools & Services (0.7%):
1,324 Agilent Technologies, Inc. $ 156,245
3,558 Avantor, Inc.* 47,891
3,093 Danaher Corp. 610,991
702 Eurofins Scientific SE 50,018
775 Illumina, Inc.* 73,943
805 IQVIA Holdings, Inc.* 126,860
363 Lonza Group AG, Registered Shares 259,480
107 Mettler-Toledo International, Inc.* 125,695
1,129 Qiagen NV 54,352
508 Revvity, Inc. 49,134
104 Sartorius Stedim Biotech 24,887
1,856 Thermo Fisher Scientific, Inc. 752,534
311 Waters Corp.* 108,551
374 West Pharmaceutical Services, Inc. 81,831
2,522,412
Machinery (1.9%):
1,646 Alfa Laval AB 69,361
1,428 Alstom SA* 33,381
12,921 Atlas Copco AB, Class A 209,400
7,180 Atlas Copco AB, Class B 102,344
2,342 Caterpillar, Inc. 909,188
4,485 CNH Industrial NV 58,661
647 Cummins, Inc. 211,893
1,300 Daifuku Co., Ltd. 33,609
2,224 Daimler Truck Holding AG 105,249
1,249 Deere & Co. 635,104
689 Dover Corp. 126,246
3,076 Epiroc AB, Class A 66,967
2,340 Epiroc AB, Class B 44,883
4,800 FANUC Corp. 130,583
1,630 Fortive Corp. 84,972
686 GEA Group AG 47,984
820 Graco, Inc. 70,495
600 Hoshizaki Corp. 20,737
399 IDEX Corp. 70,052
700 IHI Corp. 76,010
1,377 Illinois Tool Works, Inc. 340,463
1,318 Indutrade AB 36,014
2,069 Ingersoll Rand, Inc. 172,099
395 Knorr-Bremse AG 38,174
4,300 Komatsu, Ltd. 140,764
1,603 Kone Oyj, Class B 105,559
4,000 Kubota Corp. 44,852
900 Makita Corp. 27,678
3,536 Metso Oyj 45,790
2,300 MINEBEA MITSUMI, Inc. 33,634
15,300 Mitsubishi Heavy Industries, Ltd. 383,451
254 Nordson Corp. 54,450
1,999 Otis Worldwide Corp. 197,941
2,537 PACCAR, Inc. 241,167
641 Parker-Hannifin Corp. 447,719
750 Pentair plc 76,995
32 Rational AG 26,834
5,387 Sandvik AB 123,672
204 Schindler Holding AG, Class PC 76,019
110 Schindler Holding AG, Registered Shares 39,951
1,412 SKF AB, B Shares 32,445
200 SMC Corp. 72,032
261 Snap-on, Inc. 81,218
Shares Value
Common Stocks, continued
Machinery, continued
405 Spirax Group plc $ 33,107
7,500 Techtronic Industries Co., Ltd. 82,619
800 Toyota Industries Corp. 90,150
786 Trelleborg AB, Class B 29,347
144 VAT Group AG 61,000
7,882 Volvo AB, Class B 221,391
2,720 Wartsila OYJ Abp 64,274
841 Westinghouse Air Brake Technologies Corp. 176,063
1,229 Xylem, Inc. 158,984
13,400 Yangzijiang Shipbuilding Holdings, Ltd. 23,425
6,886,400
Marine Transportation (0.1%):
7 AP Moller - Maersk A/S, Class A 12,929
24 AP Moller - Maersk A/S, Class B 44,747
2,400 Kawasaki Kisen Kaisha, Ltd. 33,895
272 Kuehne + Nagel International AG, Class R 59,091
1,500 Mitsui OSK Lines, Ltd. 50,022
2,400 Nippon Yusen KK 86,175
4,000 SITC International Holdings Co., Ltd. 12,840
299,699
Media (0.4%):
448 Charter Communications, Inc., Class A* 183,147
18,361 Comcast Corp., Class A 655,304
1,300 Dentsu Group, Inc. 28,849
1,152 Fox Corp., Class A 64,558
566 Fox Corp., Class B 29,223
7,102 Informa plc 78,562
1,746 News Corp., Class A 51,891
959 Omnicom Group, Inc. 68,990
1,092 Publicis Groupe SA 123,261
543 Ralliant Corp.* 26,346
2,334 Trade Desk, Inc. (The), Class A* 168,025
5,465 WPP plc 38,194
1,516,350
Metals & Mining (1.2%):
2,396 Agnico Eagle Mines, Ltd. 285,493
2,091 Alamos Gold, Inc. 55,623
5,829 Anglo American plc 172,048
1,719 Antofagasta plc 42,702
2,306 ArcelorMittal SA 72,879
8,589 Barrick Mining Corp. 178,832
24,853 BHP Group, Ltd. 597,192
1,746 BlueScope Steel, Ltd. 26,693
1,507 Boliden AB* 47,159
10,021 Evolution Mining, Ltd. 52,254
3,038 First Quantum Minerals, Ltd.* 53,973
8,268 Fortescue, Ltd. 83,186
951 Franco-Nevada Corp. 156,151
7,093 Freeport-McMoRan, Inc. 307,482
49,859 Glencore plc 194,110
2,745 Ivanhoe Mines, Ltd.* 20,624
3,100 JFE Holdings, Inc. 35,989
5,885 Kinross Gold Corp. 91,975
4,089 Lundin Mining Corp. 43,004
5,370 Newmont Corp. 312,856
5,200 Nippon Steel Corp. 98,682
6,687 Norsk Hydro ASA 38,127

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Metals & Mining, continued
7,077 Northern Star Resources, Ltd. $ 87,513
1,181 Nucor Corp. 152,987
1,988 Pan American Silver Corp. 56,416
257 Reliance, Inc. 80,672
5,547 Rio Tinto plc 323,179
1,925 Rio Tinto, Ltd. 135,710
23,062 South32, Ltd. 44,198
693 Steel Dynamics, Inc. 88,711
1,100 Sumitomo Metal Mining Co., Ltd. 27,027
2,120 Teck Resources, Ltd., Class B 85,744
2,201 Wheaton Precious Metals Corp. 197,954
4,247,145
Mortgage Real Estate Investment Trusts (REITs) (0.0%
†
):
2,345 Annaly Capital Management, Inc. 44,133
Multi-Utilities (0.7%):
1,357 Ameren Corp. 130,326
310 Canadian Utilities, Ltd., Class A 8,579
3,235 CenterPoint Energy, Inc. 118,854
23,210 Centrica plc 51,468
1,365 CMS Energy Corp. 94,567
1,791 Consolidated Edison, Inc. 179,727
4,287 Dominion Energy, Inc. 242,301
1,075 DTE Energy Co. 142,395
11,155 E.ON SE 205,370
8,976 Engie SA 211,344
23,849 National Grid plc 348,642
2,232 NiSource, Inc. 90,039
2,350 Public Service Enterprise Group, Inc. 197,823
4,600 Sembcorp Industries, Ltd. 24,797
3,149 Sempra 238,600
3,335 Veolia Environnement SA 118,953
1,544 WEC Energy Group, Inc. 160,885
2,564,670
Office REITs (0.1%):
720 Alexandria Real Estate Equities, Inc. 52,293
861 BXP, Inc.^ 58,092
316 Covivio SA 19,950
236 Gecina SA 25,964
31 Nippon Building Fund, Inc. 28,601
184,900
Oil, Gas & Consumable Fuels (3.3%):
1,797 Aker BP ASA 45,868
2,696 ARC Resources, Ltd. 56,846
79,407 BP plc 396,047
2,136 Cameco Corp. 158,647
10,126 Canadian Natural Resources, Ltd. 318,297
6,575 Cenovus Energy, Inc. 89,479
1,079 Cheniere Energy, Inc. 262,758
8,123 Chevron Corp. 1,163,132
6,222 ConocoPhillips 558,362
3,642 Coterra Energy, Inc. 92,434
2,880 Devon Energy Corp. 91,613
939 Diamondback Energy, Inc. 129,019
10,457 Enbridge, Inc. 474,236
13,450 ENEOS Holdings, Inc. 66,391
10,875 Eni SpA 176,118
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
2,694 EOG Resources, Inc. $ 322,229
2,726 EQT Corp. 158,980
4,386 Equinor ASA 110,793
1,050 Expand Energy Corp. 122,787
21,010 Exxon Mobil Corp. 2,264,878
2,144 Galp Energia SGPS SA 39,356
1,357 Hess Corp. 187,999
4,610 Idemitsu Kosan Co., Ltd. 27,900
778 Imperial Oil, Ltd. 61,813
4,600 Inpex Corp. 64,551
1,180 Keyera Corp. 38,600
10,095 Kinder Morgan, Inc. 296,793
1,553 Marathon Petroleum Corp. 257,969
1,950 Neste Oyj 26,310
3,257 Occidental Petroleum Corp. 136,827
601 OMV AG 32,667
3,038 ONEOK, Inc. 247,992
2,644 Pembina Pipeline Corp. 99,286
2,011 Phillips 66 239,912
5,899 Repsol SA 86,402
16,397 Santos, Ltd. 82,476
29,237 Shell plc 1,024,361
6,236 Suncor Energy, Inc. 233,621
1,007 Targa Resources Corp. 175,299
5,127 TC Energy Corp.^ 250,325
96 Texas Pacific Land Corp. 101,413
9,865 TotalEnergies SE 606,693
1,864 Tourmaline Oil Corp. 89,942
1,594 Valero Energy Corp. 214,265
6,224 Whitecap Resources, Inc. 41,825
5,829 Williams Cos., Inc. (The) 366,119
8,634 Woodside Energy Group, Ltd. 133,033
12,222,663
Paper & Forest Products (0.1%):
239 Holmen AB, B Shares 9,486
2,152 Mondi plc 35,137
2,811 Stora Enso Oyj, Class R 30,474
2,963 Svenska Cellulosa AB SCA, Class B 38,553
2,612 UPM-Kymmene Oyj 71,305
391 West Fraser Timber Co., Ltd. 28,676
213,631
Passenger Airlines (0.1%):
1,000 ANA Holdings, Inc. 19,600
962 Delta Air Lines, Inc. 47,311
1,788 Deutsche Lufthansa AG, Registered Shares 15,116
1,000 Japan Airlines Co., Ltd. 20,373
2,183 Qantas Airways, Ltd. 15,429
4,228 Ryanair Holdings plc 119,603
8,850 Singapore Airlines, Ltd. 48,558
423 United Airlines Holdings, Inc.* 33,683
319,673
Personal Care Products (0 .5%):
450 Beiersdorf AG 56,519
1,114 Estee Lauder Cos., Inc. (The) 90,011
42,965 Haleon plc 221,015
2,400 Kao Corp. 107,433
9,665 Kenvue, Inc. 202,288

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Personal Care Products, continued
1,170 L'Oreal SA $ 500,909
2,100 Shiseido Co., Ltd. 37,384
12,276 Unilever plc 747,585
1,963,144
Pharmaceuticals (3.9%):
9,600 Astellas Pharma, Inc. 94,142
7,497 AstraZeneca plc 1,045,326
4,655 Bayer AG, Registered Shares 139,959
9,815 Bristol-Myers Squibb Co. 454,336
3,100 Chugai Pharmaceutical Co., Ltd. 162,065
8,300 Daiichi Sankyo Co., Ltd. 193,291
1,200 Eisai Co., Ltd. 34,474
3,925 Eli Lilly & Co. 3,059,655
451 Galderma Group AG 65,733
20,410 GSK plc 389,000
1,106 Hikma Pharmaceuticals plc 30,181
123 Ipsen SA 14,663
11,769 Johnson & Johnson 1,797,715
1,400 Kyowa Kirin Co., Ltd. 24,005
12,175 Merck & Co., Inc. 963,773
627 Merck KGaA 81,187
9,303 Novartis AG, Registered Shares 1,125,928
15,801 Novo Nordisk A/S, Class B 1,102,727
2,500 Ono Pharmaceutical Co., Ltd. 27,102
612 Orion Oyj, Class B 46,060
2,000 Otsuka Holdings Co., Ltd. 99,031
27,487 Pfizer, Inc. 666,285
582 Recordati Industria Chimica e Farmaceutica SpA 36,613
3,455 Roche Holding AG 1,129,974
131 Roche Holding AG, Class BR 45,600
1,624 Royalty Pharma plc, Class A 58,513
2,248 Sandoz Group AG 123,571
5,438 Sanofi SA 526,101
3,400 Shionogi & Co., Ltd. 61,356
8,050 Takeda Pharmaceutical Co., Ltd. 248,518
6,016 Teva Pharmaceutical Industries, Ltd., ADR* 100,828
639 UCB SA 125,522
2,221 Zoetis, Inc. 346,365
14,419,599
Professional Services (1.0%):
1,968 Automatic Data Processing, Inc. 606,931
688 Booz Allen Hamilton Holding Corp. 71,641
609 Broadridge Financial Solutions, Inc. 148,005
1,383 Bureau Veritas SA 47,706
2,835 Computershare, Ltd. 74,420
620 Equifax, Inc. 160,809
4,486 Experian plc 231,061
886 Intertek Group plc 57,652
588 Jacobs Solutions, Inc. 77,293
548 Leidos Holdings, Inc. 86,452
1,536 Paychex, Inc. 223,427
238 Paycom Software, Inc. 55,073
647 Randstad NV 29,878
7,000 Recruit Holdings Co., Ltd. 412,198
8,875 RELX plc 481,336
767 SGS SA, Registered Shares 78,041
1,147 SS&C Technologies Holdings, Inc. 94,972
227 Teleperformance SE 22,039
Shares Value
Common Stocks, continued
Professional Services, continued
812 Thomson Reuters Corp. $ 163,306
1,006 TransUnion 88,528
679 Verisk Analytics, Inc. 211,509
1,208 Wolters Kluwer NV 201,980
3,624,257
Real Estate Management & Development (0.4%):
116 Azrieli Group, Ltd. 10,698
17,300 CapitaLand Investment, Ltd. 36,078
1,411 CBRE Group, Inc., Class A* 197,709
8,500 CK Asset Holdings, Ltd. 37,523
1,977 CoStar Group, Inc.* 158,951
300 Daito Trust Construction Co., Ltd. 32,704
2,800 Daiwa House Industry Co., Ltd. 96,473
3,858 Fastighets AB Balder, B Shares* 28,851
158 FirstService Corp., Class WI 27,575
6,324 Henderson Land Development Co., Ltd. 22,152
6,600 Hongkong Land Holdings, Ltd. 38,109
2,400 Hulic Co., Ltd. 24,167
403 LEG Immobilien SE 35,750
5,100 Mitsubishi Estate Co., Ltd. 95,431
12,900 Mitsui Fudosan Co., Ltd. 124,633
1,352 Sagax AB, Class B 30,919
24,117 Sino Land Co., Ltd. 25,669
1,600 Sumitomo Realty & Development Co., Ltd. 61,694
7,500 Sun Hung Kai Properties, Ltd. 86,121
2,000 Swire Pacific, Ltd., Class A 17,155
371 Swiss Prime Site AG, Registered Shares 55,762
3,524 Vonovia SE 124,114
11,000 Wharf Real Estate Investment Co., Ltd. 31,152
751 Zillow Group, Inc., Class C* 52,607
1,451,997
Residential REITs (0.2%):
1,454 American Homes 4 Rent, Class A 52,446
689 AvalonBay Communities, Inc. 140,211
556 Camden Property Trust 62,656
839 Equity LifeStyle Properties, Inc. 51,741
1,582 Equity Residential 106,769
289 Essex Property Trust, Inc. 81,903
2,727 Invitation Homes, Inc. 89,446
535 Mid-America Apartment Communities, Inc. 79,185
562 Sun Communities, Inc. 71,087
1,736 UDR, Inc. 70,881
806,325
Retail REITs (0 .3%):
33,173 CapitaLand Integrated Commercial Trust 56,638
3,182 Kimco Realty Corp. 66,886
1,137 Klepierre SA 45,043
13,100 Link REIT 69,837
4,340 Realty Income Corp. 250,027
906 Regency Centers Corp. 64,534
27,559 Scentre Group 64,758
1,621 Simon Property Group, Inc. 260,592
572 Unibail-Rodamco-Westfield 54,733
13,569 Vicinity, Ltd. 22,138
955,186

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment (9.7%):
7,883 Advanced Micro Devices, Inc.* $ 1,118,598
3,500 Advantest Corp. 259,292
2,382 Analog Devices, Inc. 566,964
3,973 Applied Materials, Inc. 727,337
222 ASM International NV 142,121
1,927 ASML Holding NV 1,542,651
426 BE Semiconductor Industries NV 63,763
21,760 Broadcom, Inc. 5,998,144
400 Disco Corp. 118,368
768 Entegris, Inc. 61,939
495 First Solar, Inc.* 81,942
6,618 Infineon Technologies AG 281,565
21,349 Intel Corp. 478,218
647 KLA Corp. 579,544
6,199 Lam Research Corp. 603,411
400 Lasertec Corp. 53,901
4,115 Marvell Technology, Inc. 318,501
2,628 Microchip Technology, Inc. 184,932
5,481 Micron Technology, Inc. 675,533
247 Monolithic Power Systems, Inc. 180,651
118,860 NVIDIA Corp. 18,778,691
1,204 NXP Semiconductors NV 263,062
2,180 ON Semiconductor Corp.* 114,254
5,396 QUALCOMM, Inc. 859,367
8,700 Renesas Electronics Corp. 107,075
500 SCREEN Holdings Co., Ltd. 40,606
3,170 STMicroelectronics NV 96,450
750 Teradyne, Inc. 67,440
4,411 Texas Instruments, Inc. 915,812
2,100 Tokyo Electron, Ltd. 400,973
35,681,105
Software (9.0%):
2,059 Adobe, Inc.* 796,586
413 ANSYS, Inc.* 145,054
1,154 AppLovin Corp., Class A* 403,992
790 Atlassian Corp., Class A* 160,441
1,026 Autodesk, Inc.* 317,619
817 Bentley Systems, Inc., Class B 44,094
1,344 Cadence Design Systems, Inc.* 414,154
410 Check Point Software Technologies, Ltd.* 90,713
101 Constellation Software, Inc. 370,383
340 Corpay, Inc.* 112,819
1,225 Crowdstrike Holdings, Inc., Class A* 623,905
221 CyberArk Software, Ltd.* 89,920
3,301 Dassault Systemes SE 119,640
1,464 Datadog, Inc., Class A* 196,659
425 Descartes Systems Group, Inc. (The)* 43,177
990 Docusign, Inc.* 77,111
1,408 Dynatrace, Inc.* 77,736
119 Fair Isaac Corp.* 217,527
3,124 Fortinet, Inc.* 330,269
2,790 Gen Digital, Inc. 82,026
250 HubSpot, Inc.* 139,158
1,370 Intuit, Inc. 1,079,053
34,403 Microsoft Corp. 17,112,396
1,182 MicroStrategy, Inc.* 477,800
219 Monday.com, Ltd.* 68,871
236 Nemetschek SE 34,201
278 Nice, Ltd.* 47,154
Shares Value
Common Stocks, continued
Software, continued
1,125 Nutanix, Inc., Class A* $ 85,995
1,565 Open Text Corp. 45,734
100 Oracle Corp. 11,934
8,194 Oracle Corp., ADR 1,791,454
10,487 Palantir Technologies, Inc., Class A* 1,429,588
3,266 Palo Alto Networks, Inc.* 668,354
608 PTC, Inc.* 104,783
524 Roper Technologies, Inc. 297,024
5,098 Sage Group plc (The) 87,600
4,646 Salesforce, Inc. 1,266,918
1,209 Samsara, Inc., Class A* 48,094
5,064 SAP SE 1,540,211
1,015 ServiceNow, Inc.* 1,043,501
760 Synopsys, Inc.* 389,637
400 Temenos AG, Registered Shares 28,672
500 Trend Micro, Inc. 34,543
204 Tyler Technologies, Inc.* 120,939
846 WiseTech Global, Ltd. 60,704
1,032 Workday, Inc., Class A* 247,680
757 Xero, Ltd.* 89,572
1,326 Zoom Communications, Inc.* 103,401
465 Zscaler, Inc.* 145,982
33,314,778
Specialized REITs (0.6%):
2,260 American Tower Corp. 499,505
2,146 Crown Castle, Inc. 220,459
1,606 Digital Realty Trust, Inc. 279,974
471 Equinix, Inc. 374,666
1,100 Extra Space Storage, Inc. 162,184
1,540 Gaming and Leisure Properties, Inc. 71,887
1,427 Iron Mountain, Inc. 146,368
772 Public Storage 226,520
557 SBA Communications Corp. 130,806
5,086 VICI Properties, Inc. 165,804
3,783 Weyerhaeuser Co. 97,185
2,375,358
Specialty Retail (1.5%):
81 AutoZone, Inc.* 300,691
1,107 Best Buy Co., Inc. 74,313
331 Burlington Stores, Inc.* 77,004
554 Carvana Co.* 186,676
261 Dick's Sporting Goods, Inc. 51,628
900 Fast Retailing Co., Ltd. 308,438
2,998 H & M Hennes & Mauritz AB, Class B 42,198
4,852 Home Depot, Inc. (The) 1,778,937
5,361 Industria de Diseno Textil SA 279,323
17,355 JD Sports Fashion plc 21,119
7,650 Kingfisher plc 30,562
2,750 Lowe's Cos., Inc. 610,143
500 Nitori Holdings Co., Ltd. 48,360
4,245 O'Reilly Automotive, Inc.* 382,602
1,601 Ross Stores, Inc. 204,256
900 Sanrio Co., Ltd. 43,539
5,432 TJX Cos., Inc. (The) 670,798
2,616 Tractor Supply Co. 138,046
205 Ulta Beauty, Inc.* 95,903
633 Williams-Sonoma, Inc. 103,413
829 Zalando SE* 27,291

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Specialty Retail, continued
1,200 ZOZO, Inc. $ 12,956
5,488,196
Technology Hardware, Storage & Peripherals (4.4%):
73,177 Apple, Inc. 15,013,725
4,500 Canon, Inc. 130,353
1,546 Dell Technologies, Inc., Class C 189,540
5,600 FUJIFILM Holdings Corp. 121,699
5,945 Hewlett Packard Enterprise Co. 121,575
4,750 HP, Inc. 116,185
868 Logitech International SA, Class R 78,470
1,069 NetApp, Inc. 113,902
1,544 Pure Storage, Inc., Class A* 88,904
1,900 Ricoh Co., Ltd. 17,940
992 Seagate Technology Holdings plc 143,175
2,644 Super Micro Computer, Inc.* 129,582
1,693 Western Digital Corp. 108,335
16,373,385
Textiles, Apparel & Luxury Goods (0.8%):
862 adidas AG 200,906
3,200 Asics Corp. 81,755
2,662 Cie Financiere Richemont SA, Registered Shares 503,663
773 Deckers Outdoor Corp.* 79,673
709 Gildan Activewear, Inc. 34,940
156 Hermes International SCA 423,176
348 Kering SA 75,904
526 Lululemon Athletica, Inc.* 124,967
1,331 LVMH Moet Hennessy Louis Vuitton SE 697,956
1,224 Moncler SpA 69,876
5,823 NIKE, Inc., Class B 413,666
416 Pandora A/S 73,028
120 Swatch Group AG (The), Class BR 19,593
2,799,103
Tobacco (0.7%):
8,298 Altria Group, Inc. 486,512
9,528 British American Tobacco plc 450,805
3,784 Imperial Brands plc 149,357
5,800 Japan Tobacco, Inc. 170,784
7,595 Philip Morris International, Inc. 1,383,277
2,640,735
Trading Companies & Distributors (0.8%):
1,484 AddTech AB, B Shares 50,572
923 AerCap Holdings NV 107,991
2,278 Ashtead Group plc 146,001
1,995 Beijer Ref AB 31,533
609 Brenntag SE 40,330
1,532 Bunzl plc 48,785
5,438 Fastenal Co. 228,396
944 Ferguson Enterprises, Inc. 205,556
327 IMCD NV 44,002
5,900 ITOCHU Corp. 310,106
6,900 Marubeni Corp. 138,866
16,500 Mitsubishi Corp. 329,535
11,900 Mitsui & Co., Ltd. 242,481
1,400 MonotaRO Co., Ltd. 27,637
1,346 Rexel SA 41,532
1,046 SGH, Ltd. 37,220
Shares Value
Common Stocks, continued
Trading Companies & Distributors, continued
5,300 Sumitomo Corp. $ 136,594
483 Toromont Industries, Ltd. 43,415
3,100 Toyota Tsusho Corp. 70,027
328 United Rentals, Inc. 247,115
217 W.W. Grainger, Inc. 225,732
160 Watsco, Inc. 70,659
2,824,085
Transportation Infrastructure (0.1%):
3,640 Aena SME SA 97,153
215 Aeroports de Paris SA 26,982
8,354 Auckland International Airport, Ltd. 39,494
1,886 Getlink SE 36,445
14,856 Transurban Group 136,756
336,830
Water Utilities (0.1%):
957 American Water Works Co., Inc. 133,128
1,161 Essential Utilities, Inc. 43,120
1,203 Severn Trent plc 45,238
3,366 United Utilities Group plc 52,843
274,329
Wireless Telecommunication Services (0.4%):
15,500 KDDI Corp. 266,323
1,807 Rogers Communications, Inc., Class B 53,602
137,800 SoftBank Corp. 212,973
4,800 SoftBank Group Corp. 348,061
2,292 Tele2 AB, B Shares 33,516
2,194 T-Mobile US, Inc. 522,742
104,049 Vodafone Group plc 111,095
1,548,312
Total Common Stocks (Cost $193,373,802) 367,061,017
Preferred Stocks (0.1%):
Automobiles (0.1%):
335 Bayerische Motoren Werke AG, 6.14% 27,756
634 Dr. Ing hc F Porsche AG, 1.95% 31,322
796 Porsche Automobil Holding SE, 5.67% 31,559
980 Volkswagen AG, 7.09% 103,470
194,107
Household Products (0.0%
†
):
829 Henkel AG & Co. KGaA, 3.06% 65,086
Life Sciences Tools & Services (0.0%
†
):
144 Sartorius AG, 0.34% 36,645
Total Preferred Stocks (Cost $422,689) 295,838
Contracts
Warrant (0.0%
†
):
Software (0.0%
†
):
147 Constellation Software, Inc., 3/31/40*(a) —
Total Warrant (Cost $—) —

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2025 .
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of June 30, 2025 :
Shares Value
Affiliated Investment Company (0.5%):
Money Market Funds (0.5%):
1,784,515 BlackRock Liquidity FedFund, Institutional Class ,
4.55%
+
(b)(c) $ 1,784,515
Total Affiliated Investment Company (Cost $1,784,515) 1,784,515
Unaffiliated Investment Company (0.1%):
Money Market Funds (0.1%):
373,582 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 4.11%(c) 373,582
Shares Value
Unaffiliated Investment Company, continued
Money Market Funds, continued
Total Unaffiliated Investment Company (Cost $373,582) $ 373,582
Total Investment Securities
(Cost $195,954,588 ) — 100.3% 369,514,952
Net other assets (liabilities) — (0.3)% (1,025,647)
Net Assets — 100.0% $ 368,489,305
ADR—American Depository Receipt
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of June 30, 2025. The total value of securities on loan as of June 30, 2025 was $1,696,824.
+ Affiliated Securities
† Represents less than 0.05%.
(a) Security was valued using significant unobservable inputs as of June 30, 2025.
(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2025.
(c) The rate represents the effective yield at June 30, 2025.
Amounts shown as “—“ are either $0 or round to less than $1.
Country Percentage
Australia 1.7%
Austria 0.1%
Belgium 0.2%
Bermuda 0.1%
Britain 0.1%
Canada 3.2%
Chile —%
†
China —%
†
Denmark 0.6%
Finland 0.3%
France 2.7%
Germany 2.6%
Hong Kong 0.5%
Ireland 1.1%
Israel 0.2%
Italy 0.7%
Japan 5.4%
Luxembourg —%
†
Macau — %
†
Netherlands 1.3%
New Zealand 0.1%
Norway 0.2%
Portugal —%
†
Singapore 0.4%
Spain 0.8%
Sweden 0.9%
Switzerland 2.7%
United Kingdom 3.6%
United States 70.3%

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Country Percentage
Uruguay 0.2%
100.0%
† Represents less than 0.05%.
Futures Contracts
At June 30, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
FTSE 100 Index September Futures (British Pounds) 9/19/25 1 $ 120,627 $ 266
S&P 500 Index E-Mini September Futures (U.S. Dollar) 9/19/25 4 1,250,750 45,165
$ 45,431

AZL MSCI Global Equity Index Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2025
(Unaudited)
Assets:
Investments in non-affiliates, at cost $ 193,408,991
Investments in affiliates, at cost 2,545,597
aaa
aaa
Investments in non-affiliates, at value(a) $ 366,213,375
Investments in affiliates, at value 3,301,577
Deposit at broker for futures contracts collateral 96,607
Interest and dividends receivable 273,372
Foreign currency, at value (cost $669,302) 679,908
Receivable for investments sold 129,109
Receivable for variation margin on futures contracts 6,227
Prepaid expenses 937
Reclaims receivable 439,977
Total Assets 371,141,089
Liabilities:
Payable for investments purchased 122,507
Payable for capital shares redeemed 499,721
Payable for collateral received on loaned securities 1,784,515
Management fees payable 89,303
Administration fees payable 25,518
Distribution fees payable 64,868
Custodian fees payable 9,885
Administrative and compliance services fees payable 209
Transfer agent fees payable 2,724
Trustee fees payable 1,312
Other accrued liabilities 51,222
Total Liabilities 2,651,784
Commitments and contingent liabilities^
Net Assets
$ 368,489,305
Net Assets Consist of:
Paid in capital $ 178,727,623
Total distributable earnings 189,761,682
Net Assets
$ 368,489,305
Class 1
Net Assets $ 47,457,737
Shares of beneficial interest (unlimited number of shares authorized, no par value) 4,294,616
Net Asset Value (offering and redemption price per share) $ 11.05
Class 2
Net Assets $ 321,031,568
Shares of beneficial interest (unlimited number of shares authorized, no par value) 16,541,171
Net Asset Value (offering and redemption price per share) $ 19.41
(a) Includes securities on loan of $1,696,824.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from non-affiliates $ 3,817,521
Dividends from affiliates 41,713
Income from securities lending 5,518
Foreign withholding tax (246,839)
Total Investment Income 3,617,913
Expenses:
Management fees 1,254,793
Administration fees 92,009
Distribution fees - Class 2 391,817
Custodian fees 18,823
Administrative and compliance services fees 4,298
Transfer agent fees 7,780
Trustee fees 9,368
Professional fees 10,384
Licensing fees 71,219
Shareholder reports 3,537
Other expenses 4,999
Total expenses before reductions 1,869,027
Less Management fees contractually waived (717,025)
Net expenses 1,152,002
Net Investment Income/(Loss)
2,465,911
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 6,679,876
Net realized gains/(losses) on affiliated transactions 27,218
Net realized gains/(losses) on futures contracts 141,335
Change in net unrealized appreciation/depreciation on securities and foreign currencies 23,619,088
Change in net unrealized appreciation/depreciation on affiliated transactions 182,024
Change in net unrealized appreciation/depreciation on futures contracts 44,098
Net realized and Change in net unrealized gains/losses on
investments
30,693,639
Change in Net Assets Resulting From Operations
$ 33,159,550

AZL MSCI Global Equity Index Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
Amounts shown as “—” are either $0 or round to less than $1.
For the
Six Months Ended
June 30, 2025
For the
Year Ended
December 31, 2024
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 2,465,911 $ 4,622,777
Net realized gains/(losses) on investments 6,848,429 10,608,072
Change in unrealized appreciation/depreciation on investments 23,845,210 51,258,247
Change in net assets resulting from operations 33,159,550 66,489,096
Distributions to Shareholders:
Class 1 — (1,351,616)
Class 2 — (4,840,133)
Change in net assets resulting from distributions to shareholders — (6,191,749)
Capital Transactions:
Class 1
Proceeds from shares issued — 65,841
Proceeds from dividends reinvested — 1,351,616
Value of shares redeemed (3,134,318) (5,293,054)
Total Class 1 Shares (3,134,318) (3,875,597)
Class 2
Proceeds from shares issued 8,390,571 1,222,380
Proceeds from dividends reinvested — 4,840,133
Value of shares redeemed (42,065,858) (87,962,221)
Total Class 2 Shares (33,675,287) (81,899,708)
Change in net assets resulting from capital transactions (36,809,605) (85,775,305)
Change in net assets (3,650,055) (25,477,958)
Net Assets:
Beginning of period 372,139,360 397,617,318
End of period $ 368,489,305 $ 372,139,360
Share Transactions:
Class 1
Shares issued — 7,248
Dividends reinvested — 134,892
Shares redeemed (303,834) (552,034)
Total Class 1 Shares (303,834) (409,894)
Class 2
Shares issued 493,965 72,769
Dividends reinvested — 274,540
Shares redeemed (2,346,278) (5,225,946)
Total Class 2 Shares (1,852,313) (4,878,637)
Change in shares (2,156,147) (5,288,531)

AZL MSCI Global Equity Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
f
Six Months
Ended
June 30, 2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021^
Year Ended
December 31,
2020
(Unaudited)
Class 1
Net Asset Value, Beginning of Period
$ 10.07  $ 8.75  $ 7.30  $ 10.43  $ 10.00  $ —
Investment Activities:
Net Investment Income/(Loss)(a) 0.08  0.13  0.13  0.14  0.06  —
Net Realized and Unrealized Gains/(Losses) on
Investments 0.90  1.49  1.56  (2.07) 0.91  —
Total from Investment Activities 0.98  1.62  1.69  (1.93) 0.97  —
Distributions to Shareholders From:
Net Investment Income —  (0.30) (0.22) (0.17) (0.13) —
Net Realized Gains —  —  (0.02) (1.03) (0.41) —
Total Dividends —  (0.30) (0.24) (1.20) (0.54) —
Net Asset Value, End of Period
$ 11.05  $ 10.07  $ 8.75  $ 7.30  $ 10.43  $ —
Total Return
(b) 9.73%(c) 18.48% 23.66% (18.08)% 10.00%(c) 0.00%%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 47,457  $ 46,322  $ 43,841  $ 39,839  $ 54,468  $ —
Net Investment Income/(Loss)(d) 1.59% 1.39% 1.67% 1.65% 1.06% – %
Expenses Before Reductions(d)(e) 0.82% 0.79% 0.80% 0.79% 0.83% – %
Expenses Net of Reductions(d) 0.42% 0.39% 0.40% 0.39% 0.44% – %
Portfolio Turnover Rate(f) 2% (c) 1% 7% 2% 49% – %
Class 2
Net Asset Value, Beginning of Period
$ 17.71  $ 15.20  $ 12.51  $ 16.82  $ 14.35  $ 12.55
Investment Activities:
Net Investment Income/(Loss)(a) 0.12  0.19  0.20  0.20  0.16  0.16
Net Realized and Unrealized Gains/(Losses) on
Investments 1.58  2.57  2.70  (3.31) 2.85  1.75
Total from Investment Activities 1.70  2.76  2.90  (3.11) 3.01  1.91
Distributions to Shareholders From:
Net Investment Income —  (0.25) (0.19) (0.17) (0.13) (0.11)
Net Realized Gains —  —  (0.02) (1.03) (0.41) —
Total Dividends —  (0.25) (0.21) (1.20) (0.54) (0.11)
Net Asset Value, End of Period
$ 19.41  $ 17.71  $ 15.20  $ 12.51  $ 16.82  $ 14.35
Total Return
(b) 9.60%(c) 18.16% 23.37% (18.23)% 21.18% 15.36%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 321,032  $ 325,817  $ 353,777  $ 332,195  $ 463,557  $ 321,637
Net Investment Income/(Loss)(d) 1.34% 1.15% 1.43% 1.40% 1.03% 1.32%
Expenses Before Reductions(d)(e) 1.07% 1.04% 1.05% 1.04% 1.09% 1.08%
Expenses Net of Reductions(d) 0.67% 0.64% 0.65% 0.65% 0.70% 0.69%
Portfolio Turnover Rate(f) 2% (c) 1% 7% 2% 49% 13%
^ Class 1 activity is for the period June 21, 2021 (commencement of operations) to December 31, 2021.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

AZL MSCI Global Equity Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL MSCI Global
Equity Index Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL MSCI Global Equity Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2025 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9%
of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $588 during the period ended June 30, 2025. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $1,784,515 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2025. At June 30, 2025, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2025, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Futures Contracts
During the period ended June 30, 2025, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June
30, 2025, the monthly average notional amount for long contracts was $1.9 million. There was no short contract activity during the period. Realized gains and losses are reported as
“Net realized gains/(losses) on futures contracts” on the Statement of Operations.

AZL MSCI Global Equity Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2025:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2025:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock
Investment” or the “Subadviser”), BlackRock Investment provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
For the period ended June 30, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The annual rate due to the Manager is 0.70% of the first $5 billion of the Fund’s net assets, 0.65% of the next $5 billion of the Fund’s net assets, and 0.61% of the Fund’s assets over $10 billion. The Manager waived, prior to any application of expense limit, the management fee to 0.30% on all assets in order to maintain more competitive expense ratios. The
Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2026. The annual rate due to the Subadviser from the Manager is 0.06% of the first $300 million of the Fund’s net assets and 0.03% of the Fund’s net assets over $300 million.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30,
2025, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
– (71,398)
Futures Contracts Receivable for variation margin on futures contracts* $45,431 Payable for variation margin on futures contracts* $—
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts”.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(281,669) 89,166
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 141,335 $ 44,09 8
Annual Rate* Annual Expense Limit
AZL MSCI Global Equity Index Fund, Class 1 0.70% 0.55%
AZL MSCI Global Equity Index Fund, Class 2 0.70% 0.80%

AZL MSCI Global Equity Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

At June 30, 2025, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
06/30/25
Shares
as of
06/30/25
Dividend
Income
Capital Gains
Distributions
Allianz SE, Registered Shares $ 636,391 $ — $ (77,159) $ 2 3, 341 $ 173 , 784 $ 756 , 357 1,867 $ 33 , 955 $ —
BlackRock, Inc. 802,661 — (54,072) 3,877 8,240 760,706 725 7,758 —
BlackRock Liquidity FedFund ,
Institutional Class 467,753 1,316,762
(a)
— — — 1,784,515 1,784,515 5,518
(b)
—
$ 1,906,805 $ 1,316,762 $ (131,231) $ 27,218 $ 182,024
$ 3,301,578
$ 4 7 , 2 3 1 $ —
(a) Represents net amount purchased (sold).
(b) All or portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of securities lending fees and collateral investment expenses, and other payments to and from borrowers of securities.

AZL MSCI Global Equity Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of June 30, 2025 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the period ended June 30, 2025, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk : The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk.
Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Emerging Markets Risk : Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.
Foreign Securities Risk : Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 277,007,339 $ 90,053,678 $ — $ 367,061,017
Preferred Stocks
+
— 295,838 — 295,838
Warrant
+
— — —
#
—
Affiliated Investment Company 1,784,515 — — 1,784,515
Unaffiliated Investment Company 373,582 — — 373,582
Total Investment Securities 279,165,436 90,349,516 — 369,514,952
Other Financial Instruments:
*
Futures Contracts 45,431 — — 45,431
Total Investments $279,210,867 $90,349,516 $— $369,560,383
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
#
Represents the interest in securities that were determined to have a value of zero at December 31, 2024.
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
Purchases Sales
AZL MSCI Global Equity Index Fund $8,383,301 $41,018,471

AZL MSCI Global Equity Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Index Fund Risk : The Fund does not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund's performance.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security or other asset may fluctuate significantly due to factors such as changes in general market conditions, including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiment, or instability or other disruptive events in the local, regional or global markets. Certain changes in the U.S. economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the Fund's securities.
Technology Sector Risk : Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 was $224,779,642. The gross unrealized appreciation/
(depreciation) on a tax basis was as follows:
As of the end of its tax year ended December 31, 2024, the Fund had no remaining capital loss carry forwards (“CLCFs”). The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset. During the year ended December 31, 2024, the Fund utilized $3,573,391 in CLCFs to offset capital gains.
The tax character of dividends paid to shareholders during the year ended December 31, 2024, was as follows:
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2025, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 95% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.
Unrealized appreciation $159,836,103
Unrealized (depreciation) (14,590,935)
Net unrealized appreciation/(depreciation) $145,245,168
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MSCI Global Equity Index Fund $6,191,749 $– $6,191,749
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL MSCI Global Equity Index Fund $11,385,641 $— $— $145,217,112 $156,602,753
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, foreign currency gains or losses, mark-to-
market of passive foreign investment companies, straddles and other miscellaneous differences.

AZL MSCI Global Equity Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

9. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts
Not applicable.

SARRPT0625 08/25
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Russell 1000 Growth Index Fund
Semi-Annual Financial Statements and Other Information
June 30, 2025
(Unaudited)

AZL® Russell 1000 Growth Index Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks (99.6%):
Aerospace & Defense (0.8%):
1,527 Axon Enterprise, Inc.* $ 1,264,264
2,099 Boeing Co. (The)* 439,803
399 BWX Technologies, Inc. 57,480
877 HEICO Corp. 287,656
1,593 HEICO Corp., Class A 412,189
7,519 Howmet Aerospace, Inc. 1,399,511
657 Loar Holdings, Inc.* 56,614
1,190 Lockheed Martin Corp. 551,137
8,013 Rocket Lab Corp.* 286,625
477 Spirit AeroSystems Holdings, Inc., Class A* 18,197
561 StandardAero, Inc.* 17,756
198 TransDigm Group, Inc. 301,087
5,092,319
Automobiles (3.0%):
57,578 Tesla, Inc.* 18,290,227
Banks (0.3%):
11,156 Bank of America Corp. 527,902
6,769 Citigroup, Inc. 576,177
64,299 NU Holdings, Ltd., Class A* 882,182
214 Popular, Inc. 23,585
462 Western Alliance Bancorp 36,027
2,045,873
Beverages (0.7%):
3,495 Celsius Holdings, Inc.* 162,133
38,897 Coca-Cola Co. (The) 2,751,963
14,279 Monster Beverage Corp.* 894,436
3,841 PepsiCo, Inc. 507,166
4,315,698
Biotechnology (2.4%):
36,264 AbbVie, Inc. 6,731,324
2,555 Alnylam Pharmaceuticals, Inc.* 833,160
8,121 Amgen, Inc. 2,267,464
2,288 Apellis Pharmaceuticals, Inc.* 39,605
210 Exact Sciences Corp.* 11,159
4,700 Exelixis, Inc.* 207,153
6,863 Gilead Sciences, Inc. 760,901
2,508 Halozyme Therapeutics, Inc.* 130,466
837 Incyte Corp.* 57,000
3,425 Insmed, Inc.* 344,692
2,622 Ionis Pharmaceuticals, Inc.* 103,595
2,658 Natera, Inc.* 449,043
1,696 Neurocrine Biosciences, Inc.* 213,170
1,822 Sarepta Therapeutics, Inc.* 31,156
2,391 Summit Therapeutics, Inc.*^ 50,880
1,855 Ultragenyx Pharmaceutical, Inc.* 67,448
5,264 Vertex Pharmaceuticals, Inc.* 2,343,533
176 Viking Therapeutics, Inc.*^ 4,664
14,646,413
Broadline Retail (5.3%):
142,375 Amazon.com, Inc.* 31,235,651
25,414 Coupang, Inc.* 761,404
1,527 Etsy, Inc.* 76,594
32,073,649
Shares Value
Common Stocks, continued
Building Products (0.4%):
1,398 AAON, Inc. $ 103,102
331 Armstrong World Industries, Inc. 53,768
1,919 AZEK Co., Inc. (The)* 104,298
100 Carlisle Cos., Inc. 37,340
644 Lennox International, Inc. 369,166
110 Simpson Manufacturing Co., Inc. 17,084
4,563 Trane Technologies plc 1,995,902
2,680,660
Capital Markets (1.5%):
1,769 Ameriprise Financial, Inc. 944,169
3,852 Ares Management Corp., Class A 667,167
1,064 Bank of New York Mellon Corp. (The) 96,941
14,982 Blackstone, Inc. 2,241,008
12,487 Blue Owl Capital, Inc. 239,875
2,701 Brookfield Asset Management, Ltd., Class A 149,311
3,229 Charles Schwab Corp. (The) 294,614
412 Coinbase Global, Inc., Class A* 144,402
51 FactSet Research Systems, Inc. 22,811
307 Freedom Holding Corp. NV*^ 44,837
335 Goldman Sachs Group, Inc. (The) 237,096
533 Hamilton Lane, Inc., Class A 75,750
422 Houlihan Lokey, Inc. 75,939
923 Jefferies Financial Group, Inc. 50,479
3,460 KKR & Co., Inc. 460,284
436 Lazard, Inc. 20,919
1,557 LPL Financial Holdings, Inc. 583,828
3,191 Moody's Corp. 1,600,574
327 Morningstar, Inc. 102,655
757 MSCI, Inc. 436,592
2,028 Robinhood Markets, Inc., Class A* 189,882
2,487 TPG, Inc. 130,443
200 Tradeweb Markets, Inc., Class A 29,280
705 XP, Inc., Class A 14,241
8,853,097
Chemicals (0.3%):
1,252 Ecolab, Inc. 337,339
4,328 Sherwin-Williams Co. (The) 1,486,062
1,823,401
Commercial Services & Supplies (0.8%):
7,038 Cintas Corp. 1,568,559
16,860 Copart, Inc.* 827,320
5,652 Rollins, Inc. 318,886
1,225 Tetra Tech, Inc. 44,051
2,199 Veralto Corp. 221,989
7,573 Waste Management, Inc. 1,732,854
4,713,659
Communications Equipment (0.5%):
21,117 Arista Networks, Inc.* 2,160,480
1,437 Motorola Solutions, Inc. 604,201
18 Ubiquiti, Inc. 7,410
2,772,091
Construction & Engineering (0.3%):
704 Comfort Systems USA, Inc. 377,492
343 EMCOR Group, Inc. 183,467

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Construction & Engineering, continued
268 MasTec, Inc.* $ 45,675
2,335 Quanta Services, Inc. 882,817
1,267 WillScot Holdings Corp. 34,716
1,524,167
Construction Materials (0.0%
†
):
41 Eagle Materials, Inc. 8,287
Consumer Finance (0.2%):
855 Ally Financial, Inc. 33,302
3,686 American Express Co. 1,175,760
15 Credit Acceptance Corp.* 7,642
3,730 SoFi Technologies, Inc.* 67,923
1,284,627
Consumer Staples Distribution & Retail (1.8%):
137 Casey's General Stores, Inc. 69,907
9,086 Costco Wholesale Corp. 8,994,595
501 Performance Food Group Co.* 43,822
2,004 Sprouts Farmers Market, Inc.* 329,939
5,319 Sysco Corp. 402,861
8,898 Walmart, Inc. 870,046
10,711,170
Distributors (0.0%
†
):
137 Pool Corp. 39,933
Diversified Consumer Services (0.1%):
181 Bright Horizons Family Solutions, Inc.* 22,370
745 Duolingo, Inc.* 305,465
196 Grand Canyon Education, Inc.* 37,044
620 H&R Block, Inc. 34,032
398,911
Diversified Telecommunication Services (0.0%
†
):
3,259 AST SpaceMobile, Inc.*^ 152,293
Electric Utilities (0.1%):
4,057 NRG Energy, Inc. 651,473
Electrical Equipment (0.7%):
5,596 GE Vernova, Inc. 2,961,123
186 Rockwell Automation, Inc. 61,784
7,787 Vertiv Holdings Co., Class A 999,929
4,022,836
Electronic Equipment, Instruments & Components (0.5%):
24,682 Amphenol Corp., Class A 2,437,348
194 CDW Corp. 34,646
1,409 Jabil, Inc. 307,303
2,779,297
Entertainment (2.7%):
202 Liberty Media Corp.-Liberty Formula One* 19,182
1,424 Liberty Media Corp.-Liberty Formula One, ADR* 148,808
3,167 Live Nation Entertainment, Inc.* 479,104
8,675 Netflix, Inc.* 11,616,953
11,534 ROBLOX Corp., Class A* 1,213,377
391 Roku, Inc.* 34,365
3,149 Spotify Technology SA* 2,416,353
1,242 Take-Two Interactive Software, Inc.* 301,620
Shares Value
Common Stocks, continued
Entertainment, continued
599 TKO Group Holdings, Inc. $ 108,988
16,338,750
Financial Services (4.0%):
3,266 Affirm Holdings, Inc.* 225,811
5,877 Apollo Global Management, Inc. 833,770
4,125 Block, Inc.* 280,211
6,293 Equitable Holdings, Inc. 353,037
3,120 Fiserv, Inc.* 537,919
16,653 Mastercard, Inc., Class A 9,357,987
1,205 Shift4 Payments, Inc.* 119,428
9,152 Toast, Inc., Class A* 405,342
604 UWM Holdings Corp. 2,501
34,865 Visa, Inc., Class A 12,378,818
89 WEX, Inc.* 13,073
24,507,897
Food Products (0.0%
†
):
318 Freshpet, Inc.* 21,611
369 Hershey Co. (The) 61,236
82,847
Ground Transportation (0.7%):
72 Avis Budget Group, Inc.* 12,172
1,306 Lyft, Inc., Class A* 20,583
215 Old Dominion Freight Line, Inc. 34,894
41,212 Uber Technologies, Inc.* 3,845,080
787 U-Haul Holding Co. 42,789
966 Union Pacific Corp. 222,257
483 XPO, Inc.* 60,998
4,238,773
Health Care Equipment & Supplies (1.3%):
5,208 Boston Scientific Corp.* 559,391
7,761 Dexcom, Inc.* 677,458
1,652 IDEXX Laboratories, Inc.* 886,034
636 Inspire Medical Systems, Inc.* 82,534
1,390 Insulet Corp.* 436,710
7,305 Intuitive Surgical, Inc.* 3,969,610
922 Masimo Corp.* 155,099
747 Penumbra, Inc.* 191,703
778 ResMed, Inc. 200,724
1,812 Stryker Corp. 716,881
7,876,144
Health Care Providers & Services (0.7%):
2,485 Cardinal Health, Inc. 417,480
3,748 Cencora, Inc. 1,123,838
35 Chemed Corp. 17,043
478 Cigna Group (The) 158,017
941 DaVita, Inc.* 134,045
757 HCA Healthcare, Inc. 290,007
2,371 McKesson Corp. 1,737,421
602 Molina Healthcare, Inc.* 179,336
4,057,187
Health Care Technology (0.1%):
2,673 Doximity, Inc., Class A* 163,962

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Health Care Technology, continued
2,405 Veeva Systems, Inc., Class A* $ 692,592
856,554
Hotels, Restaurants & Leisure (2.9%):
8,605 Airbnb, Inc., Class A* 1,138,786
625 Booking Holdings, Inc. 3,618,275
6,824 Carnival Corp.* 191,891
2,042 Cava Group, Inc.* 171,998
27,224 Chipotle Mexican Grill, Inc.* 1,528,627
169 Choice Hotels International, Inc.^ 21,443
1,371 Churchill Downs, Inc. 138,471
2,271 Darden Restaurants, Inc. 495,010
236 Domino's Pizza, Inc. 106,342
7,344 DoorDash, Inc., Class A* 1,810,369
9,228 DraftKings, Inc.* 395,789
2,367 Dutch Bros, Inc., Class A* 161,832
2,456 Expedia Group, Inc. 414,278
2,967 Flutter Entertainment plc* 847,850
4,774 Hilton Worldwide Holdings, Inc. 1,271,507
6,920 Las Vegas Sands Corp. 301,089
1,661 Light & Wonder, Inc.* 159,888
3,575 Marriott International, Inc., Class A 976,726
827 McDonald's Corp. 241,624
9,018 Norwegian Cruise Line Holdings, Ltd.* 182,885
1,718 Planet Fitness, Inc., Class A* 187,348
4,222 Restaurant Brands International, Inc. 279,876
4,926 Royal Caribbean Cruises, Ltd. 1,542,528
3,080 Starbucks Corp. 282,220
1,336 Texas Roadhouse, Inc. 250,380
630 Vail Resorts, Inc. 98,992
4,161 Viking Holdings, Ltd.* 221,740
1,932 Wendy's Co. (The) 22,063
573 Wingstop, Inc. 192,952
1,392 Wyndham Hotels & Resorts, Inc. 113,044
1,917 Yum! Brands, Inc. 284,061
17,649,884
Household Durables (0.1%):
300 SharkNinja, Inc.* 29,697
4,138 Somnigroup International, Inc. 281,591
53 TopBuild Corp.* 17,158
328,446
Household Products (0.2%):
396 BJ's Wholesale Club Holdings, Inc.* 42,701
7,799 Colgate-Palmolive Co. 708,929
2,648 Kimberly-Clark Corp. 341,380
1,093,010
Independent Power and Renewable Electricity Producers
(0.2%):
6,925 Vistra Corp. 1,342,134
Industrial Conglomerates (1.0%):
1,775 3M Co. 270,226
21,525 General Electric Co. 5,540,320
5,810,546
Insurance (0.4%):
3,970 Aon plc, Class A 1,416,337
Shares Value
Common Stocks, continued
Insurance, continued
341 Arthur J. Gallagher & Co. $ 109,161
597 Brown & Brown, Inc. 66,189
146 Everest Group, Ltd. 49,618
439 Kinsale Capital Group, Inc. 212,432
58 Markel Group, Inc.* 115,847
1,198 Marsh & McLennan Cos., Inc. 261,931
602 Progressive Corp. (The) 160,650
1,945 Ryan Specialty Holdings, Inc. 132,241
2,524,406
Interactive Media & Services (8.6%):
76,753 Alphabet, Inc., Class A 13,526,181
62,496 Alphabet, Inc., Class C 11,086,166
36,722 Meta Platforms, Inc., Class A 27,104,141
6,004 Pinterest, Inc., Class A* 215,303
2,386 Reddit, Inc., Class A* 359,260
826 Trump Media & Technology Group Corp.* 14,901
52,305,952
IT Services (0.7%):
6,317 Cloudflare, Inc., Class A* 1,237,058
1,500 Gartner, Inc.* 606,330
86 Globant SA* 7,812
2,835 GoDaddy, Inc., Class A* 510,470
154 MongoDB, Inc.* 32,339
1,395 Okta, Inc.* 139,458
6,398 Snowflake, Inc., Class A* 1,431,680
582 Twilio, Inc., Class A* 72,378
4,037,525
Life Sciences Tools & Services (0.1%):
526 Medpace Holdings, Inc.* 165,090
183 Repligen Corp.* 22,762
1,685 Tempus AI, Inc.*^ 107,065
637 Waters Corp.* 222,338
517,255
Machinery (0.2%):
1,167 Caterpillar, Inc. 453,041
1,964 Illinois Tool Works, Inc. 485,599
129 RBC Bearings, Inc.* 49,639
988,279
Media (0.1%):
26 Liberty Broadband Corp., Class A* 2,543
616 Liberty Broadband Corp., Class C* 60,602
193 Nexstar Media Group, Inc. 33,379
8,933 Trade Desk, Inc. (The), Class A* 643,087
739,611
Metals & Mining (0.0%
†
):
1,250 Anglogold Ashanti plc 56,962
174 Carpenter Technology Corp. 48,090
276 Steel Dynamics, Inc. 35,331
140,383
Oil, Gas & Consumable Fuels (0.3%):
2,032 Cheniere Energy, Inc. 494,833
597 Phillips 66 71,222
4,267 Targa Resources Corp. 742,799

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
382 Texas Pacific Land Corp. $ 403,541
1,322 Williams Cos., Inc. (The) 83,035
1,795,430
Passenger Airlines (0.0%
†
):
1,455 American Airlines Group, Inc.* 16,325
1,101 Southwest Airlines Co. 35,717
52,042
Pharmaceuticals (2.4%):
8,026 Bristol-Myers Squibb Co. 371,524
1,924 Corcept Therapeutics, Inc.* 141,222
16,399 Eli Lilly & Co. 12,783,512
7,399 Zoetis, Inc. 1,153,874
14,450,132
Professional Services (0.8%):
7,733 Automatic Data Processing, Inc. 2,384,857
2,582 Booz Allen Hamilton Holding Corp. 268,864
2,138 Broadridge Financial Solutions, Inc. 519,598
322 Dayforce, Inc.* 17,836
493 Equifax, Inc. 127,869
3,239 ExlService Holdings, Inc.* 141,836
262 KBR, Inc. 12,560
2,258 Paychex, Inc. 328,449
652 Paycom Software, Inc. 150,873
899 Paylocity Holding Corp.* 162,890
1,719 Verisk Analytics, Inc. 535,468
4,651,100
Real Estate Management & Development (0.0%
†
):
669 CBRE Group, Inc., Class A* 93,740
1,059 CoStar Group, Inc.* 85,144
271 Jones Lang LaSalle, Inc.* 69,316
248,200
Residential REITs (0.0%
†
):
495 Sun Communities, Inc. 62,613
Retail REITs (0.0%
†
):
1,472 Simon Property Group, Inc. 236,639
Semiconductors & Semiconductor Equipment (18.9%):
19,283 Advanced Micro Devices, Inc.* 2,736,258
4,715 Applied Materials, Inc. 863,175
2,931 Astera Labs, Inc.* 265,021
94,536 Broadcom, Inc. 26,058,848
2,598 Enphase Energy, Inc.* 103,011
500 Entegris, Inc. 40,325
2,724 KLA Corp. 2,439,996
26,174 Lam Research Corp. 2,547,777
2,320 Lattice Semiconductor Corp.* 113,657
321 MACOM Technology Solutions Holdings, Inc.* 45,996
1,370 Marvell Technology, Inc. 106,038
951 Monolithic Power Systems, Inc. 695,542
479,080 NVIDIA Corp. 75,689,849
288 Onto Innovation, Inc.* 29,068
5,144 QUALCOMM, Inc. 819,233
7,611 Texas Instruments, Inc. 1,580,196
114,133,990
Shares Value
Common Stocks, continued
Software (20.3%):
8,693 Adobe, Inc.* $ 3,363,148
431 Appfolio, Inc., Class A* 99,251
4,880 AppLovin Corp., Class A* 1,708,390
3,261 Atlassian Corp., Class A* 662,277
4,361 Autodesk, Inc.* 1,350,035
2,815 Bentley Systems, Inc., Class B 151,926
5,585 Cadence Design Systems, Inc.* 1,721,018
4,950 Confluent, Inc., Class A* 123,404
1,362 Corpay, Inc.* 451,939
4,999 Crowdstrike Holdings, Inc., Class A* 2,546,041
6,315 Datadog, Inc., Class A* 848,294
3,106 Docusign, Inc.* 241,926
1,860 DoubleVerify Holdings, Inc.* 27,844
1,177 Dropbox, Inc., Class A* 33,662
5,818 Dynatrace, Inc.* 321,212
1,804 Elastic NV* 152,131
396 Fair Isaac Corp.* 723,872
13,024 Fortinet, Inc.* 1,376,897
1,221 Gen Digital, Inc. 35,897
2,400 Gitlab, Inc., Class A* 108,264
1,714 Guidewire Software, Inc.* 403,561
1,041 HubSpot, Inc.* 579,452
5,589 Intuit, Inc. 4,402,064
1,180 Manhattan Associates, Inc.* 233,015
151,813 Microsoft Corp. 75,513,304
300 MicroStrategy, Inc.* 121,269
1,170 nCino, Inc.* 32,725
1,427 Nutanix, Inc., Class A* 109,080
33,895 Oracle Corp., ADR 7,410,464
44,713 Palantir Technologies, Inc., Class A* 6,095,276
13,446 Palo Alto Networks, Inc.* 2,751,589
842 Pegasystems, Inc. 45,577
2,147 Procore Technologies, Inc.* 146,898
282 PTC, Inc.* 48,600
1,786 RingCentral, Inc., Class A* 50,633
1,186 Rubrik, Inc., Class A* 106,254
2,141 Salesforce, Inc. 583,829
5,491 Samsara, Inc., Class A* 218,432
4,305 SentinelOne, Inc., Class A* 78,695
4,231 ServiceNow, Inc.* 4,349,806
2,772 Synopsys, Inc.* 1,421,149
444 Teradata Corp.* 9,906
706 Tyler Technologies, Inc.* 418,545
378 Unity Software, Inc.* 9,148
4,404 Workday, Inc., Class A* 1,056,960
1,999 Zscaler, Inc.* 627,566
122,871,225
Specialized REITs (0.4%):
9,575 American Tower Corp. 2,116,267
1,793 Lamar Advertising Co., Class A 217,598
494 Public Storage 144,949
2,478,814
Specialty Retail (1.9%):
54 AutoZone, Inc.* 200,460
1,254 Burlington Stores, Inc.* 291,731
2,629 Carvana Co.* 885,868
3,837 Chewy, Inc., Class A* 163,533
698 Floor & Decor Holdings, Inc., Class A* 53,020

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
ADR—American Depository Receipt
Percentages indicated are based on net assets as of June 30, 2025 .
Shares Value
Common Stocks, continued
Specialty Retail, continued
15,532 Home Depot, Inc. (The) $ 5,694,652
365 Murphy USA, Inc. 148,482
15,902 O'Reilly Automotive, Inc.* 1,433,247
68 RH* 12,853
1,505 Ross Stores, Inc. 192,008
11,448 TJX Cos., Inc. (The) 1,413,714
10,763 Tractor Supply Co. 567,963
231 Ulta Beauty, Inc.* 108,066
2,526 Valvoline, Inc.* 95,660
362 Williams-Sonoma, Inc. 59,140
11,320,397
Technology Hardware, Storage & Peripherals (10.4%):
301,747 Apple, Inc. 61,909,432
897 Dell Technologies, Inc., Class C 109,972
1,830 NetApp, Inc. 194,987
5,502 Pure Storage, Inc., Class A* 316,805
4,818 Super Micro Computer, Inc.* 236,130
62,767,326
Textiles, Apparel & Luxury Goods (0.2%):
3,094 Deckers Outdoor Corp.* 318,899
1,242 Lululemon Athletica, Inc.* 295,074
4,509 On Holding AG, Class A* 234,694
3,883 Tapestry, Inc. 340,966
1,189,633
Shares Value
Common Stocks, continued
Trading Companies & Distributors (0.3%):
2,498 Core & Main, Inc., Class A* $ 150,754
19,229 Fastenal Co. 807,618
285 Ferguson Enterprises, Inc. 62,059
2,085 FTAI Aviation, Ltd. 239,858
366 SiteOne Landscape Supply, Inc.* 44,264
774 W.W. Grainger, Inc. 805,146
2,109,699
Total Common Stocks (Cost $193,316,057) 602,682,904
Affiliated Investment Company (0.0%
†
):
Money Market Funds (0.0%
†
):
393,139 BlackRock Liquidity FedFund, Institutional Class ,
4.55%
+
(a)(b) 393,139
Total Affiliated Investment Company (Cost $393,139) 393,139
Unaffiliated Investment Company (0.6%):
Money Market Funds (0.6%):
3,447,697 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 4.11%(b) 3,447,697
Total Unaffiliated Investment Company (Cost $3,447,697) 3,447,697
Total Investment Securities
(Cost $197,156,893 ) — 100.2% 606,523,740
Net other assets (liabilities) — (0.2)% (1,245,529)
Net Assets — 100.0% $ 605,278,211
* Non-income producing security.
+ Affiliated Securities
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of June 30, 2025. The total value of securities on loan as of June 30, 2025 was $373,281.
(a) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2025.
(b) The rate represents the effective yield at June 30, 2025.
Futures Contracts
At June 30, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
E-Mini Russell 1000 Growth Index September Futures (U.S. Dollar) 9/19/25 15 $ 3,237,750 $ 31,775
$ 31,775

AZL Russell 1000 Growth Index Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2025
(Unaudited)
Assets:
Investments in non-affiliates, at cost $ 196,763,754
Investments in affiliates, at cost 393,139
aaa
aaa
Investments in non-affiliates, at value(a) $ 606,130,601
Investments in affiliates, at value 393,139
Deposit at broker for futures contracts collateral 251,980
Interest and dividends receivable 148,345
Receivable for variation margin on futures contracts 21,950
Prepaid expenses 1,495
Reclaims receivable 295
Total Assets 606,947,805
Liabilities:
Payable for investments purchased 76,648
Payable for capital shares redeemed 833,431
Payable for collateral received on loaned securities 393,139
Management fees payable 168,966
Administration fees payable 32,092
Distribution fees payable 105,941
Custodian fees payable 5,839
Administrative and compliance services fees payable 302
Transfer agent fees payable 2,682
Trustee fees payable 2,053
Other accrued liabilities 48,501
Total Liabilities 1,669,594
Commitments and contingent liabilities^
Net Assets
$ 605,278,211
Net Assets Consist of:
Paid in capital $ 53,299,706
Total distributable earnings 551,978,505
Net Assets
$ 605,278,211
Class 1
Net Assets $ 74,116,613
Shares of beneficial interest (unlimited number of shares authorized, no par value) 12,093,444
Net Asset Value (offering and redemption price per share) $ 6.13
Class 2
Net Assets $ 531,161,598
Shares of beneficial interest (unlimited number of shares authorized, no par value) 29,809,723
Net Asset Value (offering and redemption price per share) $ 17.82
(a) Includes securities on loan of $373,281.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends $ 1,896,402
Interest 3,428
Income from securities lending 239
Foreign withholding tax (37)
Total Investment Income 1,900,032
Expenses:
Management fees 1,258,691
Administration fees 121,221
Distribution fees - Class 2 628,049
Custodian fees 11,489
Administrative and compliance services fees 7,035
Transfer agent fees 7,920
Trustee fees 15,288
Professional fees 16,805
Licensing fees 57,339
Shareholder reports 6,037
Other expenses 8,034
Total expenses before reductions 2,137,908
Less Management fees contractually waived (257,459)
Net expenses 1,880,449
Net Investment Income/(Loss)
19,583
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 61,540,462
Net realized gains/(losses) on futures contracts 176,167
Change in net unrealized appreciation/depreciation on securities and foreign currencies (30,436,475)
Change in net unrealized appreciation/depreciation on futures contracts 38,798
Net realized and Change in net unrealized gains/losses on
investments
31,318,952
Change in Net Assets Resulting From Operations
$ 31,338,535

AZL Russell 1000 Growth Index Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
Amounts shown as “—” are either $0 or round to less than $1.
For the
Six Months Ended
June 30, 2025
For the
Year Ended
December 31, 2024
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 19,583 $ 233,692
Net realized gains/(losses) on investments 61,716,629 82,846,340
Change in unrealized appreciation/depreciation on investments (30,397,677) 84,707,116
Change in net assets resulting from operations 31,338,535 167,787,148
Distributions to Shareholders:
Class 1 — (36,963,525)
Class 2 — (140,281,648)
Change in net assets resulting from distributions to shareholders — (177,245,173)
Capital Transactions:
Class 1
Proceeds from shares issued 274,954 225,637
Proceeds from dividends reinvested — 36,963,525
Value of shares redeemed (5,083,240) (8,528,146)
Total Class 1 Shares (4,808,286) 28,661,016
Class 2
Proceeds from shares issued 3,566,112 562,287
Proceeds from dividends reinvested — 140,281,648
Value of shares redeemed (45,795,092) (101,067,436)
Total Class 2 Shares (42,228,980) 39,776,499
Change in net assets resulting from capital transactions (47,037,266) 68,437,515
Change in net assets (15,698,731) 58,979,490
Net Assets:
Beginning of period 620,976,942 561,997,452
End of period $ 605,278,211 $ 620,976,942
Share Transactions:
Class 1
Shares issued 50,629 26,432
Dividends reinvested — 6,922,008
Shares redeemed (907,752) (1,058,560)
Total Class 1 Shares (857,123) 5,889,880
Class 2
Shares issued 229,555 29,998
Dividends reinvested — 9,015,530
Shares redeemed (2,826,407) (5,418,595)
Total Class 2 Shares (2,596,852) 3,626,933
Change in shares (3,453,975) 9,516,813

AZL Russell 1000 Growth Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
(Unaudited)
Class 1
Net Asset Value, Beginning of Period
$ 5.79  $ 8.99  $ 7.29  $ 15.38  $ 14.68  $ 11.46
Investment Activities:
Net Investment Income/(Loss)(a) 0.01  0.02  0.05  0.06  0.05  0.07
Net Realized and Unrealized Gains/(Losses) on Investments 0.33  2.46  2.91  (4.46) 3.62  4.28
Total from Investment Activities 0.34  2.48  2.96  (4.40) 3.67  4.35
Distributions to Shareholders From:
Net Investment Income —  (0.10) (0.13) (0.08) (0.12) (0.15)
Net Realized Gains —  (5.58) (1.13) (3.61) (2.85) (0.98)
Total Dividends —  (5.68) (1.26) (3.69) (2.97) (1.13)
Net Asset Value, End of Period
$ 6.13  $ 5.79  $ 8.99  $ 7.29  $ 15.38  $ 14.68
Total Return
(b) 5.87%(c) 32.87% 43.05% (29.45)% 27.14% 39.03%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 74,116  $ 74,959  $ 63,501  $ 50,561  $ 80,919  $ 70,903
Net Investment Income/(Loss)(d) 0.23% 0.26% 0.53% 0.54% 0.31% 0.56%
Expenses Before Reductions(d)(e) 0.53% 0.52% 0.51% 0.50% 0.51% 0.52%
Expenses Net of Reductions(d) 0.44% 0.43% 0.42% 0.41% 0.42% 0.43%
Portfolio Turnover Rate(f) 11% (c) 11% 11% 12% 18% 22%
Class 2
Net Asset Value, Beginning of Period
$ 16.85  $ 17.32  $ 13.09  $ 23.56  $ 21.11  $ 16.10
Investment Activities:
Net Investment Income/(Loss)(a) — (g) — (g) 0.05  0.05  0.01  0.06
Net Realized and Unrealized Gains/(Losses) on Investments 0.97  5.16  5.37  (6.90) 5.35  6.04
Total from Investment Activities 0.97  5.16  5.42  (6.85) 5.36  6.10
Distributions to Shareholders From:
Net Investment Income —  (0.05) (0.06) (0.01) (0.06) (0.11)
Net Realized Gains —  (5.58) (1.13) (3.61) (2.85) (0.98)
Total Dividends —  (5.63) (1.19) (3.62) (2.91) (1.09)
Net Asset Value, End of Period
$ 17.82  $ 16.85  $ 17.32  $ 13.09  $ 23.56  $ 21.11
Total Return
(b) 5.76%(c) 32.45% 42.69% (29.59)% 26.87% 38.58%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 531,162  $ 546,018  $ 498,497  $ 650,264  $ 1,036,843  $ 995,350
Net Investment Income/(Loss)(d) (0.02%) 0.01% 0.30% 0.29% 0.06% 0.31%
Expenses Before Reductions(d)(e) 0.78% 0.77% 0.76% 0.75% 0.76% 0.77%
Expenses Net of Reductions(d) 0.69% 0.68% 0.67% 0.66% 0.67% 0.68%
Portfolio Turnover Rate(f) 11% (c) 11% 11% 12% 18% 22%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(g) Represents less than $0.005.

AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Russell 1000
Growth Index Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2025 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9%
of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $28 during the period ended June 30, 2025. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $393,139 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2025. At June 30, 2025, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2025, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Futures Contracts
During the period ended June 30, 2025, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June
30, 2025, the monthly average notional amount for long contracts was $2.4 million. There was no short contract activity during the period. Realized gains and losses are reported as
“Net realized gains/(losses) on futures contracts” on the Statement of Operations.

AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2025:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2025:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock
Investment” or the “Subadviser”), BlackRock Investment provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
For the period ended June 30, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The Manager waived, prior to any application of expense limit, the management fee to 0.35% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2026. The annual rate due to the
Subadviser from the Manager is 0.015%
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30,
2025, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable.
At June 30, 2025, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
31,775 –
Futures Contracts Receivable for variation margin on futures contracts* $31,775 Payable for variation margin on futures contracts* $—
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts”.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(196,907) (38,798)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 176,167 $ 38,798
Annual Rate* Annual Expense Limit
AZL Russell 1000 Growth Index Fund, Class 1 0.44% 0.59%
AZL Russell 1000 Growth Index Fund, Class 2 0.44% 0.84%
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
06/30/2 5
Shares
as of
06/30/2 5
Dividend
Income
Capital Gains
Distributions
BlackRock Liquidity FedFund ,
Institutional Class $ 174,808 $ 218,331
(a)
 $ —  $ —  $ — $ 393,139 393,139  $ 239
(b)
 $ —
(a) Represents net amount purchased (sold).
(b) All or portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of securities lending fess and collateral investment expenses, and other payments to and from borrowers of securities.

AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of June 30, 2025 in valuing the Fund’s investments based upon the three levels defined above:
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 602,682,904 $ — $ — $ 602,682,904
Affiliated Investment Company 393,139 — — 393,139

AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

5. Security Purchases and Sales
For the period ended June 30, 2025, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Concentration Risk : The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.
Derivatives Risk : The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk.
Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Index Fund Risk : The Fund does not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund's performance.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security or other asset may fluctuate significantly due to factors such as changes in general market conditions, including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiment, or instability or other disruptive events in the local, regional or global markets. Certain changes in the U.S. economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the Fund's securities.
Non-Diversification Risk : To the extent the Fund becomes non-diversified, the Fund may invest a larger percentage of its assets in securities issued by or representing a small number of issuers than can a diversified fund. As a result, the Fund's shares may experience greater price volatility and the Fund may be more susceptible to the risks associated with these particular issuers or to a single economic, political or regulatory occurrence affecting these issuers, which may negatively impact the Fund's performance.
Technology Sector Risk : Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Investment Securities: Level 1 Level 2 Level 3 Total
Unaffiliated Investment Company $ 3,447,697 $ — $ — $ 3,447,697
Total Investment Securities 606,523,740 — — 606,523,740
Other Financial Instruments:
*
Futures Contracts 31,775 — — 31,775
Total Investments $606,555,515 $— $— $606,555,515
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
Purchases Sales
AZL Russell 1000 Growth Index Fund $65,062,967 $110,238,407

AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 was $178,560,118. The gross unrealized appreciation/
(depreciation) on a tax basis was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024, was as follows:
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2025, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 95% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.
9. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements, except as noted below.
On August 19, 2025, the Board approved a reverse share split for the Fund.  Effective September 19, 2025, the Fund's Class 1 shares will implement a 4 for 1 reverse share split, the net effect of which will decrease the number of the Fund's Class 1 outstanding shares and will increase the Class 1 net asset value per share by a proportionate amount. While the number of the Fund's Class 1 outstanding shares will decrease, neither the Fund's holdings nor the total value of Class 1 shareholders' investments in the Fund will be affected.
Immediately after the reverse share split, each Class 1 shareholder will continue to own the same percentage of the Fund's net assets prior to the reverse share split.
Unrealized appreciation $442,857,888
Unrealized (depreciation) (4,050,875)
Net unrealized appreciation/(depreciation) $438,807,013
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Russell 1000 Growth Index Fund $138,649,757 $38,595,416 $177,245,173
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL Russell 1000 Growth Index Fund $8,492,642 $73,340,327 $— $438,807,013 $520,639,982
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, investments in real estate investment trusts, straddles and other miscellaneous differences.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts
Not applicable.

SARRPT0625 08/25
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Russell 1000 Value Index Fund
Semi-Annual Financial Statements and Other Information
June 30, 2025
(Unaudited)

AZL® Russell 1000 Value Index Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks (99.5%):
Aerospace & Defense (2.6%):
13,892 Boeing Co. (The)* $ 2,910,791
1,712 BWX Technologies, Inc. 246,631
839 Curtiss-Wright Corp. 409,893
5,643 General Dynamics Corp. 1,645,837
2,003 Hexcel Corp. 113,150
855 Huntington Ingalls Industries, Inc. 206,448
4,170 L3Harris Technologies, Inc. 1,046,003
1,024 Leonardo DRS, Inc. 47,596
3,365 Lockheed Martin Corp. 1,558,466
3,028 Northrop Grumman Corp. 1,513,939
29,875 RTX Corp. 4,362,348
2,649 Spirit AeroSystems Holdings, Inc., Class A* 101,059
2,884 StandardAero, Inc.* 91,279
4,018 Textron, Inc. 322,605
1,019 TransDigm Group, Inc. 1,549,532
1,324 Woodward, Inc. 324,499
16,450,076
Air Freight & Logistics (0.6%):
2,614 CH Robinson Worldwide, Inc. 250,813
3,061 Expeditors International of Washington, Inc. 349,719
4,861 FedEx Corp. 1,104,954
2,777 GXO Logistics, Inc.* 135,240
16,390 United Parcel Service, Inc., Class B 1,654,407
3,495,133
Automobile Components (0.1%):
5,110 Aptiv plc* 348,604
5,140 BorgWarner, Inc. 172,087
4,937 Gentex Corp. 108,564
1,161 Lear Corp. 110,272
9,262 QuantumScape Corp.*^ 62,241
801,768
Automobiles (0.4%):
87,172 Ford Motor Co. 945,816
21,577 General Motors Co. 1,061,804
2,497 Harley-Davidson, Inc. 58,929
25,457 Lucid Group, Inc.*^ 53,714
17,306 Rivian Automotive, Inc., Class A* 237,785
1,220 Thor Industries, Inc.^ 108,348
2,466,396
Banks (7.1%):
140,981 Bank of America Corp. 6,671,221
2,607 Bank OZK 122,685
589 BOK Financial Corp. 57,504
33,981 Citigroup, Inc. 2,892,463
9,713 Citizens Financial Group, Inc. 434,657
4,666 Columbia Banking System, Inc. 109,091
2,914 Comerica, Inc. 173,820
2,714 Commerce Bancshares, Inc. 168,729
1,327 Cullen/Frost Bankers, Inc. 170,573
3,045 East West Bancorp, Inc. 307,484
14,869 Fifth Third Bancorp 611,562
220 First Citizens BancShares, Inc., Class A 430,423
2,963 First Hawaiian, Inc. 73,957
11,226 First Horizon Corp. 237,991
8,157 FNB Corp. 118,929
Shares Value
Common Stocks, continued
Banks, continued
32,293 Huntington Bancshares, Inc. $ 541,231
62,017 JPMorgan Chase & Co. 17,979,349
21,062 KeyCorp 366,900
3,630 M&T Bank Corp. 704,184
1,587 Pinnacle Financial Partners, Inc. 175,221
8,823 PNC Financial Services Group, Inc. (The) 1,644,784
1,375 Popular, Inc. 151,539
1,959 Prosperity Bancshares, Inc. 137,600
20,060 Regions Financial Corp. 471,811
2,239 SouthState Corp. 206,055
3,096 Synovus Financial Corp. 160,218
690 TFS Financial Corp. 8,936
29,255 Truist Financial Corp. 1,257,672
34,876 US Bancorp 1,578,139
3,660 Webster Financial Corp. 199,836
72,769 Wells Fargo & Co. 5,830,252
1,905 Western Alliance Bancorp 148,552
1,529 Wintrust Financial Corp. 189,565
3,443 Zions Bancorp NA 178,829
44,511,762
Beverages (1.4%):
201 Boston Beer Co., Inc. (The), Class A* 38,353
1,353 Brown-Forman Corp., Class A 37,167
3,298 Brown-Forman Corp., Class B 88,749
44,407 Coca-Cola Co. (The) 3,141,795
998 Coca-Cola Consolidated, Inc. 111,427
2,918 Constellation Brands, Inc., Class A 474,700
28,918 Keurig Dr Pepper, Inc. 956,029
3,745 Molson Coors Beverage Co., Class B 180,097
26,409 PepsiCo, Inc. 3,487,044
5,733 Primo Brands Corp. 169,812
8,685,173
Biotechnology (1.0%):
3,151 Amgen, Inc. 879,791
3,262 Biogen, Inc.* 409,675
4,245 BioMarin Pharmaceutical, Inc.* 233,348
3,930 Exact Sciences Corp.* 208,840
855 Exelixis, Inc.* 37,684
20,323 Gilead Sciences, Inc. 2,253,211
2,619 Incyte Corp.* 178,354
101 Ionis Pharmaceuticals, Inc.* 3,991
7,717 Moderna, Inc.* 212,912
312 Neurocrine Biosciences, Inc.* 39,215
2,303 Regeneron Pharmaceuticals, Inc. 1,209,075
3,870 Revolution Medicines, Inc.* 142,377
9,741 Roivant Sciences, Ltd.* 109,781
1,041 United Therapeutics Corp.* 299,131
2,241 Viking Therapeutics, Inc.* 59,386
6,276,771
Broadline Retail (2.2%):
58,890 Amazon.com, Inc.* 12,919,877
85 Dillard's, Inc., Class A^ 35,516
10,285 eBay, Inc. 765,821
1,125 Etsy, Inc.* 56,430
5,915 Macy's, Inc. 68,969

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Broadline Retail, continued
1,367 Ollie's Bargain Outlet Holdings, Inc.* $ 180,143
14,026,756
Building Products (0.9%):
2,581 A O Smith Corp. 169,236
1,577 Advanced Drainage Systems, Inc. 181,134
1,921 Allegion plc 276,855
736 Armstrong World Industries, Inc. 119,556
1,189 AZEK Co., Inc. (The)* 64,622
2,524 Builders FirstSource, Inc.* 294,526
845 Carlisle Cos., Inc. 315,523
17,985 Carrier Global Corp. 1,316,322
2,853 Fortune Brands Innovations, Inc. 146,872
2,751 Hayward Holdings, Inc.* 37,964
14,742 Johnson Controls International plc 1,557,050
4,711 Masco Corp. 303,200
1,895 Owens Corning 260,600
843 Simpson Manufacturing Co., Inc. 130,926
2,383 Trex Co., Inc.* 129,588
5,303,974
Capital Markets (5.9%):
680 Affiliated Managers Group, Inc. 133,804
209 Ameriprise Financial, Inc. 111,550
14,823 Bank of New York Mellon Corp. (The) 1,350,524
3,407 Blackrock, Inc.
+
3,574,795
5,592 Brookfield Asset Management, Ltd., Class A 309,126
5,840 Carlyle Group, Inc. (The) 300,176
2,340 Cboe Global Markets, Inc. 545,711
34,779 Charles Schwab Corp. (The) 3,173,236
8,031 CME Group, Inc. 2,213,504
4,157 Coinbase Global, Inc., Class A* 1,456,987
824 Evercore, Inc. 222,496
793 FactSet Research Systems, Inc. 354,693
6,943 Franklin Resources, Inc. 165,591
6,433 Goldman Sachs Group, Inc. (The) 4,552,956
310 Hamilton Lane, Inc., Class A 44,057
747 Houlihan Lokey, Inc. 134,423
8,953 Interactive Brokers Group, Inc. 496,086
12,739 Intercontinental Exchange, Inc. 2,337,224
8,376 Invesco, Ltd. 132,090
3,074 Janus Henderson Group plc 119,394
2,528 Jefferies Financial Group, Inc. 138,256
11,368 KKR & Co., Inc. 1,512,285
1,979 Lazard, Inc. 94,952
790 MarketAxess Holdings, Inc. 176,439
2,534 Millrose Properties, Inc. 72,244
25,718 Morgan Stanley 3,622,637
169 Morningstar, Inc. 53,054
853 MSCI, Inc. 491,959
9,209 Nasdaq, Inc. 823,469
4,318 Northern Trust Corp. 547,479
4,082 Raymond James Financial, Inc. 626,056
14,314 Robinhood Markets, Inc., Class A* 1,340,220
6,857 S&P Global, Inc. 3,615,628
2,313 SEI Investments Co. 207,846
6,431 State Street Corp. 683,873
2,231 Stifel Financial Corp. 231,533
4,885 T. Rowe Price Group, Inc. 471,402
178 TPG, Inc. 9,336
Shares Value
Common Stocks, continued
Capital Markets, continued
2,385 Tradeweb Markets, Inc., Class A $ 349,164
1,896 Virtu Financial, Inc., Class A 84,922
8,250 XP, Inc., Class A 166,650
37,047,827
Chemicals (2.1%):
4,961 Air Products and Chemicals, Inc. 1,399,300
2,694 Albemarle Corp. 168,833
1,050 Ashland, Inc. 52,794
4,830 Axalta Coating Systems, Ltd.* 143,403
2,491 Celanese Corp. 137,827
3,699 CF Industries Holdings, Inc. 340,308
15,276 Corteva, Inc. 1,138,520
15,800 Dow, Inc. 418,384
9,347 DuPont de Nemours, Inc. 641,111
2,563 Eastman Chemical Co. 191,354
4,206 Ecolab, Inc. 1,133,265
5,468 Element Solutions, Inc. 123,850
2,873 FMC Corp. 119,948
4,149 Huntsman Corp. 43,233
5,720 International Flavors & Fragrances, Inc. 420,706
10,486 Linde plc 4,919,821
5,720 LyondellBasell Industries NV, Class A 330,959
6,940 Mosaic Co. (The) 253,171
132 NewMarket Corp. 91,193
2,575 Olin Corp. 51,732
5,075 PPG Industries, Inc. 577,281
2,838 RPM International, Inc. 311,726
892 Scotts Miracle-Gro Co. (The) 58,836
472 Sherwin-Williams Co. (The) 162,066
893 Westlake Corp. 67,805
13,297,426
Commercial Services & Supplies (0.4%):
1,131 Clean Harbors, Inc.* 261,465
1,340 Copart, Inc.* 65,754
825 MSA Safety, Inc. 138,212
3,887 RB Global, Inc. 412,760
4,523 Republic Services, Inc. 1,115,417
4,894 Tetra Tech, Inc. 175,988
3,223 Veralto Corp. 325,362
2,494,958
Communications Equipment (1.3%):
3,150 Ciena Corp.* 256,189
88,879 Cisco Systems, Inc. 6,166,425
1,286 F5, Inc.* 378,495
7,377 Juniper Networks, Inc. 294,564
1,419 Lumentum Holdings, Inc.* 134,890
2,093 Motorola Solutions, Inc. 880,023
4,238 Sirius XM Holdings, Inc. 97,347
8,207,933
Construction & Engineering (0.3%):
2,955 AECOM 333,501
5,399 API Group Corp.* 275,619
656 EMCOR Group, Inc. 350,888
1,086 Everus Construction Group, Inc.* 68,994
1,096 MasTec, Inc.* 186,791
4,525 MDU Resources Group, Inc. 75,432

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Construction & Engineering, continued
741 Quanta Services, Inc. $ 280,157
440 Valmont Industries, Inc. 143,691
3,020 WillScot Holdings Corp. 82,748
1,797,821
Construction Materials (0.5%):
15,144 CRH plc 1,390,219
691 Eagle Materials, Inc. 139,658
1,339 Martin Marietta Materials, Inc. 735,057
2,952 Vulcan Materials Co. 769,941
3,034,875
Consumer Finance (1.1%):
5,552 Ally Financial, Inc. 216,251
8,243 American Express Co. 2,629,352
14,036 Capital One Financial Corp. 2,986,300
137 Credit Acceptance Corp.* 69,792
2,813 OneMain Holdings, Inc. 160,341
4,027 SLM Corp. 132,045
21,153 SoFi Technologies, Inc.* 385,196
8,495 Synchrony Financial 566,956
7,146,233
Consumer Staples Distribution & Retail (2.2%):
9,248 Albertsons Cos., Inc., Class A 198,924
702 Casey's General Stores, Inc. 358,209
4,905 Dollar General Corp. 561,034
4,536 Dollar Tree, Inc.* 449,245
13,541 Kroger Co. (The) 971,296
3,903 Maplebear, Inc.* 176,572
2,942 Performance Food Group Co.* 257,337
5,032 Sysco Corp. 381,124
10,149 Target Corp. 1,001,199
5,185 US Foods Holding Corp.* 399,297
15,954 Walgreens Boots Alliance, Inc. 183,152
87,445 Walmart, Inc. 8,550,372
13,487,761
Containers & Packaging (0.6%):
29,868 Amcor plc 274,487
20,945 Amcor plc, ADR 192,485
1,461 AptarGroup, Inc. 228,544
1,737 Avery Dennison Corp. 304,791
6,306 Ball Corp. 353,704
2,584 Crown Holdings, Inc. 266,100
7,109 Graphic Packaging Holding Co. 149,787
11,703 International Paper Co. 548,052
1,972 Packaging Corp. of America 371,623
2,432 Sealed Air Corp. 75,465
2,133 Silgan Holdings, Inc. 115,566
11,633 Smurfit WestRock plc 501,964
2,308 Sonoco Products Co. 100,536
3,483,104
Distributors (0.1%):
3,097 Genuine Parts Co. 375,697
5,794 LKQ Corp. 214,436
652 Pool Corp. 190,045
780,178
Shares Value
Common Stocks, continued
Diversified Consumer Services (0.1%):
7,509 ADT, Inc. $ 63,601
1,159 Bright Horizons Family Solutions, Inc.* 143,241
461 Grand Canyon Education, Inc.* 87,129
2,415 H&R Block, Inc. 132,559
3,111 Service Corp. International 253,236
679,766
Diversified REITs (0.1%):
4,813 WP Carey, Inc. 300,235
Diversified Telecommunication Services (1.4%):
156,641 AT&T, Inc. 4,533,191
5,236 Frontier Communications Parent, Inc.* 190,590
5,506 GCI Liberty, Inc.*(a) —
2,321 Iridium Communications, Inc. 70,025
4,610 Liberty Global, Ltd., Class A* 46,146
3,840 Liberty Global, Ltd., Class C* 39,590
94,311 Verizon Communications, Inc. 4,080,837
8,960,379
Electric Utilities (2.8%):
5,735 Alliant Energy Corp. 346,795
11,947 American Electric Power Co., Inc. 1,239,621
6,994 Constellation Energy Corp. 2,257,383
17,372 Duke Energy Corp. 2,049,896
8,511 Edison International 439,168
9,623 Entergy Corp. 799,864
5,280 Evergy, Inc. 363,950
8,204 Eversource Energy 521,939
22,571 Exelon Corp. 980,033
12,253 FirstEnergy Corp. 493,306
1,252 IDACORP, Inc. 144,543
46,049 NextEra Energy, Inc. 3,196,722
4,485 OGE Energy Corp. 199,044
48,956 PG&E Corp. 682,447
2,743 Pinnacle West Capital Corp. 245,416
16,526 PPL Corp. 560,066
24,605 Southern Co. (The) 2,259,477
12,888 Xcel Energy, Inc. 877,673
17,657,343
Electrical Equipment (1.3%):
718 Acuity, Inc. 214,208
5,144 AMETEK, Inc. 930,858
8,751 Eaton Corp. plc 3,124,020
12,586 Emerson Electric Co. 1,678,091
1,304 Generac Holdings, Inc.* 186,746
1,195 Hubbell, Inc. 488,050
3,637 nVent Electric plc 266,410
1,553 Regal Rexnord Corp. 225,123
2,324 Rockwell Automation, Inc. 771,963
3,239 Sensata Technologies Holding plc 97,526
7,982,995
Electronic Equipment, Instruments & Components (0.8%):
1,118 Arrow Electronics, Inc.* 142,467
2,125 Avnet, Inc. 112,795
2,725 CDW Corp. 486,658
4,018 Cognex Corp. 127,451
3,425 Coherent Corp.* 305,544

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
17,434 Corning, Inc. $ 916,854
1,052 Crane NXT Co. 56,703
8,511 Flex, Ltd.* 424,869
514 IPG Photonics Corp.* 35,286
818 Jabil, Inc. 178,406
3,842 Keysight Technologies, Inc.* 629,550
555 Littelfuse, Inc. 125,835
1,728 TD SYNNEX Corp. 234,490
1,038 Teledyne Technologies, Inc.* 531,778
5,320 Trimble, Inc.* 404,213
3,259 Vontier Corp. 120,257
1,135 Zebra Technologies Corp.* 349,989
5,183,145
Energy Equipment & Services (0.4%):
22,145 Baker Hughes Co. 849,039
19,143 Halliburton Co. 390,134
8,253 NOV, Inc. 102,585
30,375 Schlumberger NV 1,026,675
9,275 TechnipFMC plc 319,431
1,589 Weatherford International plc 79,943
2,767,807
Entertainment (1.3%):
5,824 Electronic Arts, Inc. 930,093
334 Liberty Media Corp.-Liberty Formula One, Class A* 31,717
3,297 Liberty Media Corp.-Liberty Formula One, Class C* 344,536
512 Liberty Media Corp.-Liberty Live, Class A* 40,694
1,080 Liberty Media Corp.-Liberty Live, Class C* 87,653
341 Madison Square Garden Sports Corp.* 71,252
2,518 Roku, Inc.* 221,307
2,642 Take-Two Interactive Software, Inc.* 641,610
881 TKO Group Holdings, Inc. 160,298
40,439 Walt Disney Co. (The) 5,014,840
49,809 Warner Bros Discovery, Inc.* 570,811
8,114,811
Financial Services (4.3%):
2,428 Affirm Holdings, Inc.* 167,872
2,795 Apollo Global Management, Inc. 396,527
41,186 Berkshire Hathaway, Inc., Class B* 20,006,923
7,828 Block, Inc.* 531,756
1,010 Euronet Worldwide, Inc.* 102,394
11,758 Fidelity National Information Services, Inc. 957,219
8,917 Fiserv, Inc.* 1,537,380
5,452 Global Payments, Inc. 436,378
1,621 Jack Henry & Associates, Inc. 292,056
5,209 MGIC Investment Corp. 145,019
1,401 Mr. Cooper Group, Inc.* 209,043
21,744 PayPal Holdings, Inc.* 1,616,014
4,553 Rocket Cos., Inc., Class A^ 64,561
2,107 Voya Financial, Inc. 149,597
6,678 Western Union Co. (The) 56,229
687 WEX, Inc.* 100,913
26,769,881
Food Products (1.2%):
10,673 Archer-Daniels-Midland Co. 563,321
2,965 Bunge Global SA 238,030
10,627 Conagra Brands, Inc. 217,535
Shares Value
Common Stocks, continued
Food Products, continued
3,101 Darling Ingredients, Inc.* $ 117,652
3,898 Flowers Foods, Inc. 62,290
776 Freshpet, Inc.* 52,737
12,228 General Mills, Inc. 633,533
2,860 Hershey Co. (The) 474,617
6,850 Hormel Foods Corp. 207,212
1,413 Ingredion, Inc. 191,631
2,314 JM Smucker Co. (The) 227,235
6,354 Kellanova 505,334
19,065 Kraft Heinz Co. (The) 492,258
3,042 Lamb Weston Holdings, Inc. 157,728
5,654 McCormick & Co., Inc. 428,686
28,931 Mondelez International, Inc., Class A 1,951,107
925 Pilgrim's Pride Corp. 41,607
1,180 Post Holdings, Inc.* 128,655
7 Seaboard Corp. 20,028
4,152 The Campbell's Company 127,259
6,247 Tyson Foods, Inc., Class A 349,457
7,187,912
Gas Utilities (0.1%):
3,534 Atmos Energy Corp. 544,625
2,002 National Fuel Gas Co. 169,589
4,750 UGI Corp. 172,995
887,209
Ground Transportation (1.2%):
283 Avis Budget Group, Inc.* 47,841
41,917 CSX Corp. 1,367,752
1,782 JB Hunt Transport Services, Inc. 255,895
3,515 Knight-Swift Transportation Holdings, Inc. 155,468
744 Landstar System, Inc. 103,431
7,463 Lyft, Inc., Class A* 117,617
5,043 Norfolk Southern Corp. 1,290,857
3,927 Old Dominion Freight Line, Inc. 637,352
898 Ryder System, Inc. 142,782
595 Saia, Inc.* 163,024
1,105 Schneider National, Inc., Class B 26,686
1,396 U-Haul Holding Co. 75,900
12,300 Union Pacific Corp. 2,829,984
2,033 XPO, Inc.* 256,748
7,471,337
Health Care Equipment & Supplies (3.1%):
38,666 Abbott Laboratories 5,258,963
1,530 Align Technology, Inc.* 289,675
11,438 Baxter International, Inc. 346,343
6,387 Becton Dickinson & Co. 1,100,161
27,279 Boston Scientific Corp.* 2,930,037
4,448 Cooper Cos., Inc. (The)* 316,520
4,595 DENTSPLY SIRONA, Inc. 72,968
12,852 Edwards Lifesciences Corp.* 1,005,155
4,016 Envista Holdings Corp.* 78,473
10,017 GE HealthCare Technologies, Inc. 741,959
2,504 Globus Medical, Inc.* 147,786
4,981 Hologic, Inc.* 324,562
28,636 Medtronic plc 2,496,200
2,531 ResMed, Inc. 652,998
2,192 STERIS plc 526,562
5,709 Stryker Corp. 2,258,652

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
1,095 Teleflex, Inc. $ 129,604
4,422 Zimmer Biomet Holdings, Inc. 403,330
19,079,948
Health Care Providers & Services (2.8%):
2,388 Acadia Healthcare Co., Inc.* 54,184
729 Amedisys, Inc.* 71,726
2,683 Cardinal Health, Inc. 450,744
11,087 Centene Corp.* 601,802
292 Chemed Corp. 142,184
5,500 Cigna Group (The) 1,818,190
27,968 CVS Health Corp. 1,929,233
5,049 Elevance Health, Inc. 1,963,859
2,224 Encompass Health Corp. 272,729
3,079 HCA Healthcare, Inc. 1,179,565
2,446 Henry Schein, Inc.* 178,680
2,695 Humana, Inc. 658,874
1,866 Labcorp Holdings, Inc. 489,844
216 McKesson Corp. 158,280
532 Molina Healthcare, Inc.* 158,483
2,489 Quest Diagnostics, Inc. 447,099
3,070 Solventum Corp.* 232,829
2,045 Tenet Healthcare Corp.* 359,920
20,320 UnitedHealth Group, Inc. 6,339,230
1,229 Universal Health Services, Inc., Class B 222,633
17,730,088
Health Care REITs (0.6%):
7,327 Healthcare Realty Trust, Inc. 116,206
15,478 Healthpeak Properties, Inc. 271,020
13,708 Medical Properties Trust, Inc.^ 59,081
6,643 Omega Healthcare Investors, Inc. 243,466
9,737 Ventas, Inc. 614,892
14,630 Welltower, Inc. 2,249,070
3,553,735
Health Care Technology (0.0%
†
):
1,478 Certara, Inc.* 17,293
672 Veeva Systems, Inc., Class A* 193,522
210,815
Hotel & Resort REITs (0.0%
†
):
15,312 Host Hotels & Resorts, Inc. 235,192
5,069 Park Hotels & Resorts, Inc. 51,856
287,048
Hotels, Restaurants & Leisure (1.6%):
6,209 Aramark 259,971
44 Booking Holdings, Inc. 254,727
1,297 Boyd Gaming Corp. 101,464
4,863 Caesars Entertainment, Inc.* 138,061
16,690 Carnival Corp.* 469,323
420 Choice Hotels International, Inc.^ 53,290
131 Darden Restaurants, Inc. 28,554
494 Domino's Pizza, Inc. 222,596
676 Flutter Entertainment plc* 193,174
905 Hyatt Hotels Corp., Class A 126,383
1,183 Marriott International, Inc., Class A 323,207
15,060 McDonald's Corp. 4,400,080
4,575 MGM Resorts International* 157,334
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
3,688 Penn Entertainment, Inc.* $ 65,905
2,619 Restaurant Brands International, Inc. 173,613
22,039 Starbucks Corp. 2,019,434
943 Travel + Leisure Co. 48,668
169 Vail Resorts, Inc. 26,555
2,435 Wendy's Co. (The) 27,808
176 Wyndham Hotels & Resorts, Inc. 14,293
1,865 Wynn Resorts, Ltd. 174,694
4,152 Yum! Brands, Inc. 615,243
9,894,377
Household Durables (0.6%):
6,127 D.R. Horton, Inc. 789,893
3,720 Garmin, Ltd. 776,438
5,099 Lennar Corp., Class A 564,000
245 Lennar Corp., Class B 25,786
1,145 Mohawk Industries, Inc.* 120,042
10,966 Newell Brands, Inc. 59,216
63 NVR, Inc.* 465,297
4,460 PulteGroup, Inc. 470,352
1,300 SharkNinja, Inc.* 128,687
2,209 Toll Brothers, Inc. 252,113
586 TopBuild Corp.* 189,712
1,153 Whirlpool Corp. 116,937
3,958,473
Household Products (1.8%):
2,487 BJ's Wholesale Club Holdings, Inc.* 268,173
5,500 Church & Dwight Co., Inc. 528,605
2,752 Clorox Co. (The) 330,433
9,444 Colgate-Palmolive Co. 858,460
4,689 Kimberly-Clark Corp. 604,506
52,451 Procter & Gamble Co. (The) 8,356,493
1,638 Reynolds Consumer Products, Inc. 35,086
10,981,756
Independent Power and Renewable Electricity Producers
(0.1%):
15,273 AES Corp. (The) 160,672
3,361 Brookfield Renewable Corp.^ 110,174
581 Clearway Energy, Inc., Class A 17,581
2,013 Clearway Energy, Inc., Class C 64,416
1,013 Talen Energy Corp.* 294,550
647,393
Industrial Conglomerates (0.8%):
10,096 3M Co. 1,537,015
14,375 Honeywell International, Inc. 3,347,650
4,884,665
Industrial REITs (0.5%):
6,705 Americold Realty Trust, Inc. 111,504
1,143 EastGroup Properties, Inc. 191,018
2,857 First Industrial Realty Trust, Inc. 137,508
1,660 Lineage, Inc.^ 72,243
20,713 Prologis, Inc. 2,177,351
5,569 Rexford Industrial Realty, Inc. 198,089
4,450 STAG Industrial, Inc. 161,446
3,049,159

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Insurance (4.0%):
10,877 Aflac, Inc. $ 1,147,088
5,892 Allstate Corp. (The) 1,186,119
1,476 American Financial Group, Inc. 186,286
13,032 American International Group, Inc. 1,115,409
358 Aon plc, Class A 127,720
8,147 Arch Capital Group, Ltd. 741,784
5,318 Arthur J. Gallagher & Co. 1,702,398
1,132 Assurant, Inc. 223,559
1,040 Assured Guaranty, Ltd. 90,584
1,694 Axis Capital Holdings, Ltd. 175,871
1,300 Brighthouse Financial, Inc.* 69,901
5,502 Brown & Brown, Inc. 610,007
8,310 Chubb, Ltd. 2,407,573
3,440 Cincinnati Financial Corp. 512,285
546 CNA Financial Corp. 25,405
836 Everest Group, Ltd. 284,115
5,805 Fidelity National Financial, Inc. 325,428
2,354 First American Financial Corp. 144,512
1,851 Globe Life, Inc. 230,061
841 Hanover Insurance Group, Inc. (The) 142,861
6,338 Hartford Insurance Group, Inc. (The) 804,102
1,272 Kemper Corp. 82,095
3,721 Lincoln National Corp. 128,747
3,815 Loews Corp. 349,683
221 Markel Group, Inc.* 441,417
9,714 Marsh & McLennan Cos., Inc. 2,123,869
12,563 MetLife, Inc. 1,010,316
4,917 Old Republic International Corp. 189,009
736 Primerica, Inc. 201,421
4,959 Principal Financial Group, Inc. 393,893
12,429 Progressive Corp. (The) 3,316,803
7,919 Prudential Financial, Inc. 850,817
1,464 Reinsurance Group of America, Inc. 290,399
1,067 RenaissanceRe Holdings, Ltd. 259,174
1,864 RLI Corp. 134,618
5,048 Travelers Cos., Inc. (The) 1,350,542
3,865 Unum Group 312,137
6,780 W R Berkley Corp. 498,127
55 White Mountains Insurance Group, Ltd. 98,765
2,214 Willis Towers Watson plc 678,591
24,963,491
Interactive Media & Services (3.5%):
46,072 Alphabet, Inc., Class A 8,119,269
37,514 Alphabet, Inc., Class C 6,654,608
1,494 IAC, Inc.* 55,786
5,458 Match Group, Inc. 168,598
8,695 Meta Platforms, Inc., Class A 6,417,693
6,639 Pinterest, Inc., Class A* 238,074
7,070 ZoomInfo Technologies, Inc.* 71,548
21,725,576
IT Services (2.2%):
13,978 Accenture plc, Class A 4,177,884
3,204 Akamai Technologies, Inc.* 255,551
2,465 Amdocs, Ltd. 224,906
11,024 Cognizant Technology Solutions Corp., Class A 860,203
4,606 DXC Technology Co.* 70,426
1,268 EPAM Systems, Inc.* 224,208
870 Globant SA* 79,031
Shares Value
Common Stocks, continued
IT Services, continued
20,776 International Business Machines Corp. $ 6,124,349
4,830 Kyndryl Holdings, Inc.* 202,667
1,593 MongoDB, Inc.* 334,514
2,204 Okta, Inc.* 220,334
2,618 Twilio, Inc., Class A* 325,574
1,786 VeriSign, Inc. 515,797
13,615,444
Leisure Products (0.1%):
1,688 Brunswick Corp. 93,245
2,951 Hasbro, Inc. 217,843
7,170 Mattel, Inc.* 141,393
1,662 YETI Holdings, Inc.* 52,386
504,867
Life Sciences Tools & Services (1.7%):
6,363 Agilent Technologies, Inc. 750,898
14,731 Avantor, Inc.* 198,279
481 Bio-Rad Laboratories, Inc., Class A* 116,075
3,675 Bio-Techne Corp. 189,079
2,306 Bruker Corp. 95,007
1,068 Charles River Laboratories International, Inc.* 162,048
14,246 Danaher Corp. 2,814,155
3,532 Illumina, Inc.* 336,988
3,841 IQVIA Holdings, Inc.* 605,303
464 Mettler-Toledo International, Inc.* 545,070
4,743 Qiagen NV, ADR 227,949
1,030 Repligen Corp.* 128,111
2,683 Revvity, Inc. 259,500
3,490 Sotera Health Co.* 38,809
8,433 Thermo Fisher Scientific, Inc. 3,419,244
634 Waters Corp.* 221,291
1,598 West Pharmaceutical Services, Inc. 349,642
10,457,448
Machinery (3.3%):
1,361 AGCO Corp. 140,401
1,578 Allison Transmission Holdings, Inc. 149,894
9,067 Caterpillar, Inc. 3,519,900
19,599 CNH Industrial NV 254,003
1,145 Crane Co. 217,424
3,073 Cummins, Inc. 1,006,408
5,456 Deere & Co. 2,774,321
2,791 Donaldson Co., Inc. 193,556
3,028 Dover Corp. 554,820
1,261 Esab Corp. 152,014
2,909 Flowserve Corp. 152,286
8,454 Fortive Corp. 440,707
5,935 Gates Industrial Corp. plc* 136,683
3,707 Graco, Inc. 318,691
1,688 IDEX Corp. 296,362
4,380 Illinois Tool Works, Inc. 1,082,955
9,012 Ingersoll Rand, Inc. 749,618
1,800 ITT, Inc. 282,294
1,211 Lincoln Electric Holdings, Inc. 251,065
1,126 Middleby Corp. (The)* 162,144
2,421 Mueller Industries, Inc. 192,397
1,203 Nordson Corp. 257,887
1,428 Oshkosh Corp. 162,135
8,824 Otis Worldwide Corp. 873,753

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Machinery, continued
11,508 PACCAR, Inc. $ 1,093,950
2,874 Parker-Hannifin Corp. 2,007,403
3,652 Pentair plc 374,914
552 RBC Bearings, Inc.* 212,410
1,144 Snap-on, Inc. 355,990
3,451 Stanley Black & Decker, Inc. 233,805
1,423 Timken Co. (The) 103,239
2,144 Toro Co. (The) 151,538
3,786 Westinghouse Air Brake Technologies Corp. 792,599
5,434 Xylem, Inc. 702,942
20,350,508
Marine Transportation (0.0%
†
):
1,227 Kirby Corp.* 139,154
Media (0.9%):
2,025 Charter Communications, Inc., Class A* 827,840
82,704 Comcast Corp., Class A 2,951,706
4,818 Fox Corp., Class A 270,001
2,913 Fox Corp., Class B 150,398
8,236 Interpublic Group of Cos., Inc. (The) 201,617
335 Liberty Broadband Corp., Class A* 32,770
2,065 Liberty Broadband Corp., Class C* 203,155
3,772 New York Times Co. (The), Class A 211,157
8,454 News Corp., Class A 251,253
2,790 News Corp., Class B 95,725
420 Nexstar Media Group, Inc. 72,639
4,316 Omnicom Group, Inc. 310,493
33 Paramount Global, Class A 757
14,355 Paramount Global, Class B 185,179
2,818 Ralliant Corp.* 136,645
5,901,335
Metals & Mining (1.0%):
5,766 Alcoa Corp. 170,155
9,883 Anglogold Ashanti plc 450,368
3,077 ATI, Inc.* 265,668
885 Carpenter Technology Corp. 244,596
8,755 Cleveland-Cliffs, Inc.* 66,538
31,938 Freeport-McMoRan, Inc. 1,384,512
2,863 MP Materials Corp.*^ 95,252
24,858 Newmont Corp. 1,448,227
5,129 Nucor Corp. 664,411
1,179 Reliance, Inc. 370,088
1,467 Royal Gold, Inc. 260,891
1,825 Southern Copper Corp. 184,635
2,836 Steel Dynamics, Inc. 363,037
5,968,378
Mortgage Real Estate Investment Trusts (REITs) (0.1%):
21,691 AGNC Investment Corp. 199,340
13,705 Annaly Capital Management, Inc. 257,928
11,790 Rithm Capital Corp. 133,109
7,593 Starwood Property Trust, Inc. 152,392
742,769
Multi-Utilities (1.2%):
6,026 Ameren Corp. 578,737
14,550 CenterPoint Energy, Inc. 534,567
6,642 CMS Energy Corp. 460,158
Shares Value
Common Stocks, continued
Multi-Utilities, continued
8,049 Consolidated Edison, Inc. $ 807,717
19,057 Dominion Energy, Inc. 1,077,102
4,627 DTE Energy Co. 612,892
10,507 NiSource, Inc. 423,852
11,151 Public Service Enterprise Group, Inc. 938,691
14,576 Sempra 1,104,424
7,132 WEC Energy Group, Inc. 743,154
7,281,294
Office REITs (0.2%):
3,757 Alexandria Real Estate Equities, Inc. 272,871
3,537 BXP, Inc. 238,641
3,898 Cousins Properties, Inc. 117,057
2,352 Highwoods Properties, Inc. 73,124
2,460 Kilroy Realty Corp.^ 84,403
4,256 Vornado Realty Trust 162,749
948,845
Oil, Gas & Consumable Fuels (5.4%):
7,468 Antero Midstream Corp. 141,519
6,414 Antero Resources Corp.* 258,356
7,919 APA Corp. 144,839
2,656 Cheniere Energy, Inc. 646,789
36,422 Chevron Corp. 5,215,266
1,319 Chord Energy Corp. 127,745
1,427 Civitas Resources, Inc. 39,271
28,267 ConocoPhillips 2,536,681
16,845 Coterra Energy, Inc. 427,526
13,885 Devon Energy Corp. 441,682
4,258 Diamondback Energy, Inc. 585,049
2,361 DT Midstream, Inc. 259,497
12,332 EOG Resources, Inc. 1,475,031
13,493 EQT Corp. 786,912
4,907 Expand Energy Corp. 573,825
96,763 Exxon Mobil Corp. 10,431,051
6,310 Hess Corp. 874,187
3,124 HF Sinclair Corp. 128,334
43,423 Kinder Morgan, Inc. 1,276,636
6,959 Marathon Petroleum Corp. 1,155,959
2,700 Matador Resources Co. 128,844
15,038 Occidental Petroleum Corp. 631,746
13,954 ONEOK, Inc. 1,139,065
6,076 Ovintiv, Inc. 231,192
12,170 Permian Resources Corp. 165,755
8,452 Phillips 66 1,008,324
5,271 Range Resources Corp. 214,372
6,970 Valero Energy Corp. 936,907
2,930 Viper Energy, Inc. 111,721
25,753 Williams Cos., Inc. (The) 1,617,546
33,711,627
Paper & Forest Products (0.0%
†
):
1,407 Louisiana-Pacific Corp. 120,988
Passenger Airlines (0.3%):
2,261 Alaska Air Group, Inc.* 111,874
13,644 American Airlines Group, Inc.* 153,086
14,563 Delta Air Lines, Inc. 716,208
10,214 Southwest Airlines Co. 331,342

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Passenger Airlines, continued
7,268 United Airlines Holdings, Inc.* $ 578,751
1,891,261
Personal Care Products (0.3%):
2,777 BellRing Brands, Inc.* 160,872
6,908 Coty, Inc., Class A* 32,122
1,223 elf Beauty, Inc.* 152,190
5,219 Estee Lauder Cos., Inc. (The) 421,695
42,432 Kenvue, Inc. 888,102
1,654,981
Pharmaceuticals (3.0%):
36,752 Bristol-Myers Squibb Co. 1,701,250
11,608 Elanco Animal Health, Inc.* 165,762
359 Jazz Pharmaceuticals plc* 38,097
1,005 Jazz Pharmaceuticals plc, ADR* 106,651
53,737 Johnson & Johnson 8,208,327
56,264 Merck & Co., Inc. 4,453,858
5,755 Organon & Co. 55,709
2,835 Perrigo Co plc 75,751
126,858 Pfizer, Inc. 3,075,038
8,709 Royalty Pharma plc, Class A 313,785
26,482 Viatris, Inc. 236,484
1,895 Zoetis, Inc. 295,525
18,726,237
Professional Services (0.8%):
3,514 Amentum Holdings, Inc.* 82,966
696 Automatic Data Processing, Inc. 214,646
283 Broadridge Financial Solutions, Inc. 68,777
485 CACI International, Inc., Class A* 231,200
6,596 Clarivate plc* 28,363
1,236 Concentrix Corp. 65,329
3,112 Dayforce, Inc.* 172,374
7,346 Dun & Bradstreet Holdings, Inc. 66,775
2,282 Equifax, Inc. 591,882
747 FTI Consulting, Inc.* 120,640
3,575 Genpact, Ltd. 157,336
2,711 Jacobs Solutions, Inc. 356,361
2,652 KBR, Inc. 127,137
2,847 Leidos Holdings, Inc. 449,143
1,278 ManpowerGroup, Inc. 51,631
990 Parsons Corp.* 71,052
4,926 Paychex, Inc. 716,536
434 Paycom Software, Inc. 100,428
2,446 Robert Half, Inc. 100,408
1,049 Science Applications International Corp. 118,128
4,722 SS&C Technologies Holdings, Inc. 390,982
4,427 TransUnion 389,576
1,249 Verisk Analytics, Inc. 389,063
5,060,733
Real Estate Management & Development (0.3%):
5,910 CBRE Group, Inc., Class A* 828,109
8,169 CoStar Group, Inc.* 656,788
774 Howard Hughes Holdings, Inc.* 52,245
753 Jones Lang LaSalle, Inc.* 192,602
1,090 Zillow Group, Inc., Class A* 74,654
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
3,540 Zillow Group, Inc., Class C* $ 247,977
2,052,375
Residential REITs (0.6%):
7,629 American Homes 4 Rent, Class A 275,178
3,175 AvalonBay Communities, Inc. 646,112
2,393 Camden Property Trust 269,667
4,232 Equity LifeStyle Properties, Inc. 260,987
8,457 Equity Residential 570,763
1,423 Essex Property Trust, Inc. 403,278
13,662 Invitation Homes, Inc. 448,114
2,598 Mid-America Apartment Communities, Inc. 384,530
2,281 Sun Communities, Inc. 288,524
6,973 UDR, Inc. 284,708
3,831,861
Retail REITs (0.5%):
2,479 Agree Realty Corp. 181,116
6,696 Brixmor Property Group, Inc. 174,364
1,899 Federal Realty Investment Trust 180,386
14,848 Kimco Realty Corp. 312,105
4,103 NNN REIT, Inc. 177,167
19,943 Realty Income Corp. 1,148,916
4,033 Regency Centers Corp. 287,271
5,629 Simon Property Group, Inc. 904,918
3,366,243
Semiconductors & Semiconductor Equipment (3.7%):
14,926 Advanced Micro Devices, Inc.* 2,117,999
2,090 Allegro MicroSystems, Inc.* 71,457
3,133 Amkor Technology, Inc. 65,762
11,079 Analog Devices, Inc. 2,637,024
12,989 Applied Materials, Inc. 2,377,896
1,305 Cirrus Logic, Inc.* 136,053
2,802 Entegris, Inc. 225,981
2,267 First Solar, Inc.* 375,279
2,283 GLOBALFOUNDRIES, Inc.* 87,211
97,584 Intel Corp. 2,185,882
1,062 MACOM Technology Solutions Holdings, Inc.* 152,174
17,956 Marvell Technology, Inc. 1,389,794
11,785 Microchip Technology, Inc. 829,310
24,950 Micron Technology, Inc. 3,075,088
1,575 MKS, Inc. 156,492
9,414 ON Semiconductor Corp.* 493,388
911 Onto Innovation, Inc.* 91,947
2,182 Qorvo, Inc.* 185,274
18,937 QUALCOMM, Inc. 3,015,907
3,422 Skyworks Solutions, Inc. 255,007
3,591 Teradyne, Inc. 322,903
11,991 Texas Instruments, Inc. 2,489,571
981 Universal Display Corp. 151,525
22,888,924
Software (2.0%):
1,957 ANSYS, Inc.* 687,337
21,995 Aurora Innovation, Inc.*^ 115,254
1,906 BILL Holdings, Inc.* 88,172
10,677 CCC Intelligent Solutions Holdings, Inc.* 100,471
1,096 Docusign, Inc.* 85,367
1,426 Dolby Laboratories, Inc., Class A 105,895

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Software, continued
1,756 DoubleVerify Holdings, Inc.* $ 26,287
3,464 Dropbox, Inc., Class A* 99,070
92 Fair Isaac Corp.* 168,172
10,935 Gen Digital, Inc. 321,489
1,775 Informatica, Inc., Class A* 43,221
5,206 MicroStrategy, Inc.* 2,104,421
2,046 nCino, Inc.* 57,227
4,272 Nutanix, Inc., Class A* 326,552
1,298 Pegasystems, Inc. 70,261
2,355 PTC, Inc.* 405,861
11,460 QXO, Inc.* 246,848
2,397 Roper Technologies, Inc. 1,358,715
874 Rubrik, Inc., Class A* 78,302
1,342 SailPoint, Inc.* 30,678
18,513 Salesforce, Inc. 5,048,310
1,811 SentinelOne, Inc., Class A* 33,105
422 Synopsys, Inc.* 216,351
1,642 Teradata Corp.* 36,633
145 Tyler Technologies, Inc.* 85,962
9,726 UiPath, Inc., Class A* 124,493
6,660 Unity Software, Inc.* 161,172
5,867 Zoom Communications, Inc.* 457,509
12,683,135
Specialized REITs (1.4%):
9,688 Crown Castle, Inc. 995,248
4,956 CubeSmart 210,630
7,532 Digital Realty Trust, Inc. 1,313,054
1,836 EPR Properties 106,966
2,198 Equinix, Inc. 1,748,443
4,704 Extra Space Storage, Inc. 693,558
5,893 Gaming and Leisure Properties, Inc. 275,085
6,551 Iron Mountain, Inc. 671,936
1,498 National Storage Affiliates Trust 47,921
3,063 Public Storage 898,746
3,251 Rayonier, Inc. 72,107
2,398 SBA Communications Corp. 563,146
23,582 VICI Properties, Inc. 768,773
16,183 Weyerhaeuser Co. 415,741
8,781,354
Specialty Retail (1.8%):
613 AutoNation, Inc.* 121,773
315 AutoZone, Inc.* 1,169,352
4,481 Bath & Body Works, Inc. 134,251
4,316 Best Buy Co., Inc. 289,733
3,559 CarMax, Inc.* 239,200
1,262 Dick's Sporting Goods, Inc. 249,636
1,202 Five Below, Inc.* 157,678
1,673 Floor & Decor Holdings, Inc., Class A* 127,081
9,414 GameStop Corp., Class A* 229,608
5,204 Gap, Inc. (The) 113,499
5,289 Home Depot, Inc. (The) 1,939,159
507 Lithia Motors, Inc. 171,275
12,515 Lowe's Cos., Inc. 2,776,703
1,665 O'Reilly Automotive, Inc.* 150,066
438 Penske Automotive Group, Inc. 75,253
302 RH* 57,081
5,756 Ross Stores, Inc. 734,351
12,488 TJX Cos., Inc. (The) 1,542,143
Shares Value
Common Stocks, continued
Specialty Retail, continued
756 Ulta Beauty, Inc.* $ 353,672
1,717 Wayfair, Inc., Class A* 87,807
2,249 Williams-Sonoma, Inc. 367,419
11,086,740
Technology Hardware, Storage & Peripherals (0.5%):
6,128 Dell Technologies, Inc., Class C 751,293
29,280 Hewlett Packard Enterprise Co. 598,776
21,061 HP, Inc. 515,152
2,654 NetApp, Inc. 282,784
1,032 Pure Storage, Inc., Class A* 59,422
2,899 Sandisk Corp.* 131,470
6,209 Super Micro Computer, Inc.* 304,303
7,729 Western Digital Corp. 494,579
3,137,779
Textiles, Apparel & Luxury Goods (0.5%):
3,331 Amer Sports, Inc.* 129,110
689 Birkenstock Holding plc* 33,885
802 Columbia Sportswear Co. 48,986
1,180 Crocs, Inc.* 119,510
996 Lululemon Athletica, Inc.* 236,630
25,836 NIKE, Inc., Class B 1,835,389
1,108 PVH Corp. 76,009
809 Ralph Lauren Corp. 221,893
2,776 Skechers USA, Inc., Class A* 175,166
382 Tapestry, Inc. 33,543
4,348 Under Armour, Inc., Class A* 29,697
4,201 Under Armour, Inc., Class C* 27,264
8,987 VF Corp. 105,597
3,072,679
Tobacco (1.4%):
37,668 Altria Group, Inc. 2,208,475
34,790 Philip Morris International, Inc. 6,336,303
8,544,778
Trading Companies & Distributors (0.6%):
2,457 Air Lease Corp. 143,710
851 Applied Industrial Technologies, Inc. 197,815
1,582 Core & Main, Inc., Class A* 95,474
4,492 Fastenal Co. 188,664
4,070 Ferguson Enterprises, Inc. 886,242
981 MSC Industrial Direct Co., Inc. 83,405
758 SiteOne Landscape Supply, Inc.* 91,672
1,448 United Rentals, Inc. 1,090,923
140 W.W. Grainger, Inc. 145,634
777 Watsco, Inc. 343,139
991 WESCO International, Inc. 183,533
3,450,211
Water Utilities (0.1%):
4,349 American Water Works Co., Inc. 604,989
6,063 Essential Utilities, Inc. 225,180
830,169
Wireless Telecommunication Services (0.4%):
2,294 Millicom International Cellular SA 85,956

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2025.
Shares Value
Common Stocks, continued
Wireless Telecommunication Services, continued
10,141 T-Mobile US, Inc. $ 2,416,196
2,502,152
Total Common Stocks (Cost $412,398,767) 621,029,538
Affiliated Investment Company (0.2%):
Money Market Funds (0.2%):
855,592 BlackRock Liquidity FedFund, Institutional Class ,
4.55%
+
(b)(c) 855,592
Total Affiliated Investment Company (Cost $855,592) 855,592
Shares Value
Unaffiliated Investment Company (0.4%):
Money Market Funds (0.4%):
2,535,102 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 4.11%(c) $ 2,535,102
Total Unaffiliated Investment Company (Cost $2,535,102) 2,535,102
Total Investment Securities
(Cost $415,789,461 ) — 100.1% 624,420,232
Net other assets (liabilities) — (0.1)% (396,092)
Net Assets — 100.0% $ 624,024,140
ADR—American Depository Receipt
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of June 30, 2025. The total value of securities on loan as of June 30, 2025 was $817,889.
+ Affiliated Securities
† Represents less than 0.05%.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2025.
(c) The rate represents the effective yield at June 30, 2025.
Amounts shown as “—“ are either $0 or round to less than $1.
Futures Contracts
At June 30, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
E-Mini Russell 1000 Value Index September Futures (U.S. Dollar) 9/19/25 32 $ 3,079,840 $ 78,452
$ 78,452

AZL Russell 1000 Value Index Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2025
(Unaudited)
Assets:
Investments in non-affiliates, at cost $ 414,032,596
Investments in affiliates, at cost 1,756,865
aaa
aaa
Investments in non-affiliates, at value(a) $ 619,989,845
Investments in affiliates, at value 4,430,387
Deposit at broker for futures contracts collateral 213,745
Interest and dividends receivable 523,927
Receivable for capital shares issued 227,569
Receivable for investments sold 40,000
Receivable for variation margin on futures contracts 15,433
Prepaid expenses 1,680
Reclaims receivable 10,373
Total Assets 625,452,959
Liabilities:
Payable for investments purchased 30,760
Payable for capital shares redeemed 177,909
Payable for collateral received on loaned securities 855,592
Management fees payable 176,297
Administration fees payable 33,749
Distribution fees payable 90,621
Custodian fees payable 6,800
Administrative and compliance services fees payable 208
Transfer agent fees payable 2,592
Trustee fees payable 1,980
Other accrued liabilities 52,311
Total Liabilities 1,428,819
Commitments and contingent liabilities^
Net Assets
$ 624,024,140
Net Assets Consist of:
Paid in capital $ 322,160,693
Total distributable earnings 301,863,447
Net Assets
$ 624,024,140
Class 1
Net Assets $ 174,542,519
Shares of beneficial interest (unlimited number of shares authorized, no par value) 19,186,151
Net Asset Value (offering and redemption price per share) $ 9.10
Class 2
Net Assets $ 449,481,621
Shares of beneficial interest (unlimited number of shares authorized, no par value) 31,079,585
Net Asset Value (offering and redemption price per share) $ 14.46
(a) Includes securities on loan of $817,889.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from non-affiliates $ 6,610,774
Dividends from affiliates 38,127
Interest 4,457
Income from securities lending 2,270
Total Investment Income 6,655,628
Expenses:
Management fees 1,360,714
Administration fees 130,008
Distribution fees - Class 2 558,107
Custodian fees 13,677
Administrative and compliance services fees 7,327
Transfer agent fees 7,824
Trustee fees 15,802
Professional fees 17,784
Licensing fees 61,343
Shareholder reports 8,133
Other expenses 8,502
Total expenses before reductions 2,189,221
Less Management fees contractually waived (278,328)
Net expenses 1,910,893
Net Investment Income/(Loss)
4,744,735
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 44,107,199
Net realized gains/(losses) on affiliated transactions 272,158
Net realized gains/(losses) on futures contracts 175,241
Change in net unrealized appreciation/depreciation on securities (15,790,111)
Change in net unrealized appreciation/depreciation on affiliated transactions (216,598)
Change in net unrealized appreciation/depreciation on futures contracts 152,524
Net realized and Change in net unrealized gains/losses on
investments
28,700,413
Change in Net Assets Resulting From Operations
$ 33,445,148

AZL Russell 1000 Value Index Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Six Months Ended
June 30, 2025
For the
Year Ended
December 31, 2024
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 4,744,735 $ 10,232,810
Net realized gains/(losses) on investments 44,554,598 44,523,120
Change in unrealized appreciation/depreciation on investments (15,854,185) 31,304,762
Change in net assets resulting from operations 33,445,148 86,060,692
Distributions to Shareholders:
Class 1 — (15,345,379)
Class 2 — (25,398,632)
Change in net assets resulting from distributions to shareholders — (40,744,011)
Capital Transactions:
Class 1
Proceeds from shares issued 599,130 800,501
Proceeds from dividends reinvested — 15,345,379
Value of shares redeemed (11,798,570) (26,119,009)
Total Class 1 Shares (11,199,440) (9,973,129)
Class 2
Proceeds from shares issued 4,525,856 1,744,013
Proceeds from dividends reinvested — 25,398,632
Value of shares redeemed (44,596,341) (80,697,666)
Total Class 2 Shares (40,070,485) (53,555,021)
Change in net assets resulting from capital transactions (51,269,925) (63,528,150)
Change in net assets (17,824,777) (18,211,469)
Net Assets:
Beginning of period 641,848,917 660,060,386
End of period $ 624,024,140 $ 641,848,917
Share Transactions:
Class 1
Shares issued 68,103 93,272
Dividends reinvested — 1,753,758
Shares redeemed (1,349,054) (2,983,092)
Total Class 1 Shares (1,280,951) (1,136,062)
Class 2
Shares issued 331,902 126,645
Dividends reinvested — 1,823,305
Shares redeemed (3,261,978) (5,911,337)
Total Class 2 Shares (2,930,076) (3,961,387)
Change in shares (4,211,027) (5,097,449)

AZL Russell 1000 Value Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
(Unaudited)
Class 1
Net Asset Value, Beginning of Period
$ 8.60  $ 8.23  $ 8.40  $ 10.98  $ 9.02  $ 9.75
Investment Activities:
Net Investment Income/(Loss)(a) 0.07  0.15  0.16  0.17  0.16  0.18
Net Realized and Unrealized Gains/(Losses) on
Investments 0.43  1.01  0.71  (1.14) 2.04  (0.06)
Total from Investment Activities 0.50  1.16  0.87  (0.97) 2.20  0.12
Distributions to Shareholders From:
Net Investment Income —  (0.26) (0.33) (0.22) (0.20) (0.27)
Net Realized Gains —  (0.53) (0.71) (1.39) (0.04) (0.58)
Total Dividends —  (0.79) (1.04) (1.61) (0.24) (0.85)
Net Asset Value, End of Period
$ 9.10  $ 8.60  $ 8.23  $ 8.40  $ 10.98  $ 9.02
Total Return
(b) 5.81%(c) 13.95% 11.69% (7.88)% 24.55% 2.25%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 174,542  $ 176,096  $ 177,871  $ 180,772  $ 221,723  $ 146,474
Net Investment Income/(Loss)(d) 1.71% 1.72% 1.93% 1.75% 1.52% 2.08%
Expenses Before Reductions(d)(e) 0.53% 0.51% 0.51% 0.50% 0.52% 0.52%
Expenses Net of Reductions(d) 0.44% 0.42% 0.42% 0.41% 0.43% 0.43%
Portfolio Turnover Rate(f) 13% (c) 13% 13% 12% 38%(g) 27%
Class 2
Net Asset Value, Beginning of Period
$ 13.69  $ 12.70  $ 12.36  $ 15.28  $ 12.48  $ 13.13
Investment Activities:
Net Investment Income/(Loss)(a) 0.10  0.20  0.21  0.21  0.18  0.21
Net Realized and Unrealized Gains/(Losses) on
Investments 0.67  1.54  1.11  (1.56) 2.83  (0.04)
Total from Investment Activities 0.77  1.74  1.32  (1.35) 3.01  0.17
Distributions to Shareholders From:
Net Investment Income —  (0.22) (0.27) (0.18) (0.17) (0.24)
Net Realized Gains —  (0.53) (0.71) (1.39) (0.04) (0.58)
Total Dividends —  (0.75) (0.98) (1.57) (0.21) (0.82)
Net Asset Value, End of Period
$ 14.46  $ 13.69  $ 12.70  $ 12.36  $ 15.28  $ 12.48
Total Return
(b) 5.62%(c) 13.62% 11.56% (8.18)% 24.25% 2.01%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 449,482  $ 465,753  $ 482,189  $ 746,787  $ 997,324  $ 779,649
Net Investment Income/(Loss)(d) 1.46% 1.47% 1.68% 1.50% 1.27% 1.83%
Expenses Before Reductions(d)(e) 0.78% 0.76% 0.76% 0.75% 0.77% 0.77%
Expenses Net of Reductions(d) 0.69% 0.67% 0.67% 0.66% 0.68% 0.68%
Portfolio Turnover Rate(f) 13% (c) 13% 13% 12% 38%(g) 27%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(g) Excludes impact of in-kind transactions.

AZL Russell 1000 Value Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Russell 1000
Value Index Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL Russell 1000 Value Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2025 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9%
of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $231 during the period ended June 30, 2025. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $855,592 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2025. At June 30, 2025, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2025, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Futures Contracts
During the period ended June 30, 2025, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June
30, 2025, the monthly average notional amount for long contracts was $3.2 million. There was no short contract activity during the period. Realized gains and losses are reported as
“Net realized gains/(losses) on futures contracts” on the Statement of Operations.

AZL Russell 1000 Value Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2025:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2025:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock
Investment” or the “Subadviser”), BlackRock Investment provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
For the period ended June 30, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The Manager waived, prior to any application of expense limit, the management fee to 0.35% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2026. The annual rate due to the
Subadviser from the Manager is 0.015%.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30,
2025, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable.
For the period ended June 30, 2025, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
78,452 –
Futures Contracts Receivable for variation margin on futures contracts* $78,452 Payable for variation margin on futures contracts* $—
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts”.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(125,276) (152,524)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 17 5 ,241 $ 152,524
Annual Rate* Annual Expense Limit
AZL Russell 1000 Value Index Fund, Class 1 0.44% 0.59%
AZL Russell 1000 Value Index Fund, Class 2 0.44% 0.84%
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
06/30/25
Shares
as of
06/30/25
Dividend
Income
Capital Gains
Distributions
BlackRock, Inc. $ 3,939,498 $ — $ (420,263) $ 272,158 $ (216,598) $ 3,574,795 3,407 $ 38,127 $ —
BlackRock Liquidity FedFund ,
Institutional Class 1,268,410 — (412,818)
(a)
— — 855,592 855,592 2,270
(b)
—
$ 5,207,908 $ — $ (833,081) $ 272,158 $ (216,598)
$ 4,430,387
$ 40 , 397 $ —
(a) Represents net amount purchased (sold).
(b) All or portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of securities lending fees and collateral investment expenses, and other payments to and from borrowers of securities.

AZL Russell 1000 Value Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.

AZL Russell 1000 Value Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2025 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the period ended June 30, 2025, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Concentration Risk : The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.
Derivatives Risk : The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk.
Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Index Fund Risk : The Fund does not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund's performance.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security or other asset may fluctuate significantly due to factors such as changes in general market conditions, including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiment, or instability or other disruptive events in the local, regional or global markets. Certain changes in the U.S. economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the Fund's securities.
Value Stocks Risk : Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. If the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. Value stocks also may underperform the market for long periods of time.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 621,029,53 8 $ —
#
$ — $ 621,029,53 8
Affiliated Investment Company 855,592 — — 855,592
Unaffiliated Investment Company 2,535,102 — — 2,535,102
Total Investment Securities 624,420,23 2 — — 624,420,23 2
Other Financial Instruments:
*
Futures Contracts 78,452 — — 78,452
Total Investments $624,498,684 $— $— $624,498,684
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
#
Represents the interest in securities that were determined to have value of zero at June 30, 2025.
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
Purchases Sales
AZL Russell 1000 Value Index Fund $79,417,247 $125,586,413

AZL Russell 1000 Value Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 was $427,193,294. The gross unrealized appreciation/
(depreciation) on a tax basis was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024, was as follows:
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2025, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.
9. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements, except as noted below.
On August 19, 2025, the Board approved a reverse share split for the Fund.  Effective September 19, 2025, the Fund's Class 1 shares will implement a 2 for 1 reverse share split, the net effect of which will decrease the number of the Fund's Class 1 outstanding shares and will increase the Class 1 net asset value per share by a proportionate amount. While the number of the Fund's Class 1 outstanding shares will decrease, neither the Fund's holdings nor the total value of Class 1 shareholders' investments in the Fund will be affected.
Immediately after the reverse share split, each Class 1 shareholder will continue to own the same percentage of the Fund's net assets prior to the reverse share split.
Unrealized appreciation $236,135,967
Unrealized (depreciation) (20,556,165)
Net unrealized appreciation/(depreciation) $215,579,802
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Russell 1000 Value Index Fund $25,110,474 $15,633,537 $40,744,011
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL Russell 1000 Value Index Fund $10,953,224 $41,885,273 $— $215,579,802 $268,418,299
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, investments in real estate investment trusts and other miscellaneous differences.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts
Not applicable.

SARRPT0625 08/25
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® S&P 500 Index Fund
Semi-Annual Financial Statements and Other Information
June 30, 2025
(Unaudited)

AZL® S&P 500 Index Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks (99.9%):
Aerospace & Defense (1.7%):
3,772 Axon Enterprise, Inc.* $ 3,122,990
38,722 Boeing Co. (The)* 8,113,421
12,653 General Dynamics Corp. 3,690,374
20,596 Howmet Aerospace, Inc. 3,833,533
1,942 Huntington Ingalls Industries, Inc. 468,915
9,607 L3Harris Technologies, Inc. 2,409,820
10,818 Lockheed Martin Corp. 5,010,248
6,914 Northrop Grumman Corp. 3,456,862
68,547 RTX Corp. 10,009,233
8,848 Textron, Inc. 710,406
2,874 TransDigm Group, Inc. 4,370,319
45,196,121
Air Freight & Logistics (0.3%):
6,215 CH Robinson Worldwide, Inc. 596,329
6,764 Expeditors International of Washington, Inc. 772,787
11,383 FedEx Corp. 2,587,470
37,344 United Parcel Service, Inc., Class B 3,769,503
7,726,089
Automobile Components (0.0%
†
):
11,623 Aptiv plc* 792,921
Automobiles (1.9%):
203,456 Ford Motor Co. 2,207,498
49,461 General Motors Co. 2,433,976
143,661 Tesla, Inc.* 45,635,353
50,276,827
Banks (3.6%):
335,333 Bank of America Corp. 15,867,958
95,715 Citigroup, Inc. 8,147,261
22,307 Citizens Financial Group, Inc. 998,238
34,652 Fifth Third Bancorp 1,425,237
73,028 Huntington Bancshares, Inc. 1,223,949
142,470 JPMorgan Chase & Co. 41,303,478
51,511 KeyCorp 897,322
8,175 M&T Bank Corp. 1,585,868
19,717 PNC Financial Services Group, Inc. (The) 3,675,643
45,688 Regions Financial Corp. 1,074,582
67,818 Truist Financial Corp. 2,915,496
79,405 US Bancorp 3,593,076
167,411 Wells Fargo & Co. 13,412,969
96,121,077
Beverages (1.1%):
10,335 Brown-Forman Corp., Class B 278,115
198,751 Coca-Cola Co. (The) 14,061,633
7,801 Constellation Brands, Inc., Class A 1,269,067
70,237 Keurig Dr Pepper, Inc. 2,322,035
8,680 Molson Coors Beverage Co., Class B 417,421
35,837 Monster Beverage Corp.* 2,244,830
70,561 PepsiCo, Inc. 9,316,874
29,909,975
Biotechnology (1.6%):
90,298 AbbVie, Inc. 16,761,115
27,733 Amgen, Inc. 7,743,331
7,713 Biogen, Inc.* 968,676
Shares Value
Common Stocks, continued
Biotechnology, continued
64,052 Gilead Sciences, Inc. $ 7,101,445
8,694 Incyte Corp.* 592,061
16,081 Moderna, Inc.* 443,675
5,302 Regeneron Pharmaceuticals, Inc. 2,783,550
12,978 Vertex Pharmaceuticals, Inc.* 5,777,805
42,171,658
Broadline Retail (4.0%):
484,394 Amazon.com, Inc.* 106,271,199
23,393 eBay, Inc. 1,741,843
108,013,042
Building Products (0.6%):
5,383 A O Smith Corp. 352,963
4,189 Allegion plc 603,719
6,009 Builders FirstSource, Inc.* 701,190
40,810 Carrier Global Corp. 2,986,884
34,157 Johnson Controls International plc 3,607,662
1,644 Lennox International, Inc. 942,407
11,277 Masco Corp. 725,788
11,558 Trane Technologies plc 5,055,585
14,976,198
Capital Markets (3.4%):
4,723 Ameriprise Financial, Inc. 2,520,807
37,206 Bank of New York Mellon Corp. (The) 3,389,839
7,502 Blackrock, Inc.
+
7,871,473
37,276 Blackstone, Inc. 5,575,744
5,256 Cboe Global Markets, Inc. 1,225,752
87,953 Charles Schwab Corp. (The) 8,024,832
18,617 CME Group, Inc. 5,131,217
10,674 Coinbase Global, Inc., Class A* 3,741,130
1,947 FactSet Research Systems, Inc. 870,854
16,181 Franklin Resources, Inc. 385,917
15,785 Goldman Sachs Group, Inc. (The) 11,171,834
29,623 Intercontinental Exchange, Inc. 5,434,932
25,144 Invesco, Ltd. 396,521
34,649 KKR & Co., Inc. 4,609,356
1,749 MarketAxess Holdings, Inc. 390,622
8,003 Moody's Corp. 4,014,225
63,879 Morgan Stanley 8,997,996
3,994 MSCI, Inc. 2,303,500
21,317 Nasdaq, Inc. 1,906,166
9,980 Northern Trust Corp. 1,265,364
9,370 Raymond James Financial, Inc. 1,437,077
15,992 S&P Global, Inc. 8,432,422
14,335 State Street Corp. 1,524,384
10,919 T. Rowe Price Group, Inc. 1,053,683
91,675,647
Chemicals (1.2%):
11,441 Air Products and Chemicals, Inc. 3,227,048
6,332 Albemarle Corp. 396,826
8,536 CF Industries Holdings, Inc. 785,312
34,891 Corteva, Inc. 2,600,426
34,988 Dow, Inc. 926,482
20,918 DuPont de Nemours, Inc. 1,434,766
5,757 Eastman Chemical Co. 429,818
12,966 Ecolab, Inc. 3,493,559

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Chemicals, continued
13,154 International Flavors & Fragrances, Inc. $ 967,477
23,983 Linde plc 11,252,344
12,617 LyondellBasell Industries NV, Class A 730,020
16,937 Mosaic Co. (The) 617,862
11,440 PPG Industries, Inc. 1,301,300
11,889 Sherwin-Williams Co. (The) 4,082,207
32,245,447
Commercial Services & Supplies (0.6%):
17,542 Cintas Corp. 3,909,585
45,398 Copart, Inc.* 2,227,680
10,320 Republic Services, Inc. 2,545,015
14,992 Rollins, Inc. 845,849
12,783 Veralto Corp. 1,290,444
18,685 Waste Management, Inc. 4,275,502
15,094,075
Communications Equipment (0.9%):
53,215 Arista Networks, Inc.* 5,444,427
203,202 Cisco Systems, Inc. 14,098,155
3,004 F5, Inc.* 884,137
17,092 Juniper Networks, Inc. 682,483
8,315 Motorola Solutions, Inc. 3,496,125
24,605,327
Construction & Engineering (0.1%):
7,624 Quanta Services, Inc. 2,882,482
Construction Materials (0.1%):
3,157 Martin Marietta Materials, Inc. 1,733,067
6,793 Vulcan Materials Co. 1,771,750
3,504,817
Consumer Finance (0.6%):
28,195 American Express Co. 8,993,641
32,885 Capital One Financial Corp. 6,996,613
19,307 Synchrony Financial 1,288,549
17,278,803
Consumer Staples Distribution & Retail (2.0%):
22,744 Costco Wholesale Corp. 22,515,196
11,148 Dollar General Corp. 1,275,108
10,497 Dollar Tree, Inc.* 1,039,623
31,514 Kroger Co. (The) 2,260,499
24,899 Sysco Corp. 1,885,850
23,719 Target Corp. 2,339,879
34,551 Walgreens Boots Alliance, Inc. 396,646
221,435 Walmart, Inc. 21,651,914
53,364,715
Containers & Packaging (0.2%):
116,280 Amcor plc 1,068,613
4,087 Avery Dennison Corp. 717,146
13,931 Ball Corp. 781,390
27,329 International Paper Co. 1,279,817
4,608 Packaging Corp. of America 868,378
26,329 Smurfit WestRock plc 1,136,096
5,851,440
Distributors (0.1%):
7,289 Genuine Parts Co. 884,229
Shares Value
Common Stocks, continued
Distributors, continued
13,398 LKQ Corp. $ 495,860
2,025 Pool Corp. 590,247
1,970,336
Diversified Telecommunication Services (0.7%):
369,935 AT&T, Inc. 10,705,919
216,677 Verizon Communications, Inc. 9,375,614
20,081,533
Electric Utilities (1.5%):
13,151 Alliant Energy Corp. 795,241
27,544 American Electric Power Co., Inc. 2,857,965
16,116 Constellation Energy Corp. 5,201,600
39,988 Duke Energy Corp. 4,718,584
19,637 Edison International 1,013,269
21,790 Entergy Corp. 1,811,185
11,780 Evergy, Inc. 811,995
18,902 Eversource Energy 1,202,545
50,931 Exelon Corp. 2,211,424
25,795 FirstEnergy Corp. 1,038,507
106,088 NextEra Energy, Inc. 7,364,629
9,981 NRG Energy, Inc. 1,602,749
112,885 PG&E Corp. 1,573,617
6,182 Pinnacle West Capital Corp. 553,104
38,183 PPL Corp. 1,294,022
56,578 Southern Co. (The) 5,195,558
29,625 Xcel Energy, Inc. 2,017,462
41,263,456
Electrical Equipment (0.9%):
11,874 AMETEK, Inc. 2,148,719
19,892 Eaton Corp. plc 7,101,245
28,131 Emerson Electric Co. 3,750,706
14,041 GE Vernova, Inc. 7,429,795
3,029 Generac Holdings, Inc.* 433,783
2,711 Hubbell, Inc. 1,107,200
5,752 Rockwell Automation, Inc. 1,910,642
23,882,090
Electronic Equipment, Instruments & Components (0.7%):
62,579 Amphenol Corp., Class A 6,179,676
6,788 CDW Corp. 1,212,269
39,379 Corning, Inc. 2,070,942
5,639 Jabil, Inc. 1,229,866
8,771 Keysight Technologies, Inc.* 1,437,216
14,777 TE Connectivity plc 2,492,437
2,346 Teledyne Technologies, Inc.* 1,201,879
12,452 Trimble, Inc.* 946,103
2,637 Zebra Technologies Corp.* 813,145
17,583,533
Energy Equipment & Services (0.2%):
50,480 Baker Hughes Co. 1,935,403
44,625 Halliburton Co. 909,457
69,772 Schlumberger NV 2,358,294
5,203,154
Entertainment (1.8%):
11,997 Electronic Arts, Inc. 1,915,921
7,885 Live Nation Entertainment, Inc.* 1,192,843

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Entertainment, continued
21,817 Netflix, Inc.* $ 29,215,799
8,555 Take-Two Interactive Software, Inc.* 2,077,582
3,562 TKO Group Holdings, Inc. 648,106
92,485 Walt Disney Co. (The) 11,469,065
117,825 Warner Bros Discovery, Inc.* 1,350,274
47,869,590
Financial Services (4.3%):
23,193 Apollo Global Management, Inc. 3,290,391
94,008 Berkshire Hathaway, Inc., Class B* 45,666,266
26,817 Fidelity National Information Services, Inc. 2,183,172
28,523 Fiserv, Inc.* 4,917,650
13,018 Global Payments, Inc. 1,041,961
3,928 Jack Henry & Associates, Inc. 707,708
41,584 Mastercard, Inc., Class A 23,367,713
50,032 PayPal Holdings, Inc.* 3,718,378
87,714 Visa, Inc., Class A 31,142,856
116,036,095
Food Products (0.6%):
25,282 Archer-Daniels-Midland Co. 1,334,384
6,721 Bunge Global SA 539,562
23,255 Conagra Brands, Inc. 476,030
28,511 General Mills, Inc. 1,477,155
7,567 Hershey Co. (The) 1,255,744
15,302 Hormel Foods Corp. 462,885
5,739 JM Smucker Co. (The) 563,570
13,924 Kellanova 1,107,376
45,468 Kraft Heinz Co. (The) 1,173,984
7,758 Lamb Weston Holdings, Inc. 402,252
13,126 McCormick & Co., Inc. 995,213
66,435 Mondelez International, Inc., Class A 4,480,376
8,738 The Campbell's Company 267,820
14,675 Tyson Foods, Inc., Class A 820,919
15,357,270
Gas Utilities (0.0%
†
):
8,094 Atmos Energy Corp. 1,247,366
Ground Transportation (0.9%):
96,640 CSX Corp. 3,153,363
3,802 JB Hunt Transport Services, Inc. 545,967
11,722 Norfolk Southern Corp. 3,000,481
9,531 Old Dominion Freight Line, Inc. 1,546,881
107,491 Uber Technologies, Inc.* 10,028,910
30,737 Union Pacific Corp. 7,071,969
25,347,571
Health Care Equipment & Supplies (2.3%):
89,539 Abbott Laboratories 12,178,199
3,510 Align Technology, Inc.* 664,548
25,909 Baxter International, Inc. 784,525
14,831 Becton Dickinson & Co. 2,554,640
76,084 Boston Scientific Corp.* 8,172,182
10,434 Cooper Cos., Inc. (The)* 742,483
19,843 Dexcom, Inc.* 1,732,095
30,042 Edwards Lifesciences Corp.* 2,349,585
23,541 GE HealthCare Technologies, Inc. 1,743,682
12,068 Hologic, Inc.* 786,351
4,084 IDEXX Laboratories, Inc.* 2,190,413
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
3,698 Insulet Corp.* $ 1,161,838
18,376 Intuitive Surgical, Inc.* 9,985,702
66,170 Medtronic plc 5,768,039
7,502 ResMed, Inc. 1,935,516
5,012 STERIS plc 1,203,983
17,642 Stryker Corp. 6,979,704
9,767 Zimmer Biomet Holdings, Inc. 890,848
61,824,333
Health Care Providers & Services (1.8%):
12,463 Cardinal Health, Inc. 2,093,784
8,864 Cencora, Inc. 2,657,871
26,211 Centene Corp.* 1,422,733
13,743 Cigna Group (The) 4,543,161
64,427 CVS Health Corp. 4,444,175
2,165 DaVita, Inc.* 308,404
11,624 Elevance Health, Inc. 4,521,271
8,911 HCA Healthcare, Inc. 3,413,804
6,564 Henry Schein, Inc.* 479,500
6,064 Humana, Inc. 1,482,527
4,424 Labcorp Holdings, Inc. 1,161,344
6,444 McKesson Corp. 4,722,034
2,707 Molina Healthcare, Inc.* 806,415
5,708 Quest Diagnostics, Inc. 1,025,328
7,122 Solventum Corp.* 540,133
46,414 UnitedHealth Group, Inc. 14,479,776
2,696 Universal Health Services, Inc., Class B 488,380
48,590,640
Health Care REITs (0.3%):
35,890 Healthpeak Properties, Inc. 628,434
22,624 Ventas, Inc. 1,428,706
31,359 Welltower, Inc. 4,820,819
6,877,959
Hotel & Resort REITs (0.0%
†
):
37,071 Host Hotels & Resorts, Inc. 569,411
Hotels, Restaurants & Leisure (2.1%):
21,389 Airbnb, Inc., Class A* 2,830,620
1,659 Booking Holdings, Inc. 9,604,349
12,108 Caesars Entertainment, Inc.* 343,746
54,730 Carnival Corp.* 1,539,008
67,544 Chipotle Mexican Grill, Inc.* 3,792,596
5,923 Darden Restaurants, Inc. 1,291,036
1,777 Domino's Pizza, Inc. 800,716
17,298 DoorDash, Inc., Class A* 4,264,130
6,450 Expedia Group, Inc. 1,087,986
12,177 Hilton Worldwide Holdings, Inc. 3,243,222
16,985 Las Vegas Sands Corp. 739,017
11,866 Marriott International, Inc., Class A 3,241,910
36,725 McDonald's Corp. 10,729,943
10,667 MGM Resorts International* 366,838
23,486 Norwegian Cruise Line Holdings, Ltd.* 476,296
12,858 Royal Caribbean Cruises, Ltd. 4,026,354
58,604 Starbucks Corp. 5,369,885
4,227 Wynn Resorts, Ltd. 395,943
14,169 Yum! Brands, Inc. 2,099,563
56,243,158

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Household Durables (0.3%):
14,099 D.R. Horton, Inc. $ 1,817,643
7,859 Garmin, Ltd. 1,640,330
11,781 Lennar Corp., Class A 1,303,096
3,014 Mohawk Industries, Inc.* 315,988
147 NVR, Inc.* 1,085,692
10,571 PulteGroup, Inc. 1,114,818
7,277,567
Household Products (1.0%):
12,956 Church & Dwight Co., Inc. 1,245,201
6,423 Clorox Co. (The) 771,210
41,423 Colgate-Palmolive Co. 3,765,351
17,195 Kimberly-Clark Corp. 2,216,779
120,065 Procter & Gamble Co. (The) 19,128,756
27,127,297
Independent Power and Renewable Electricity Producers
(0.1%):
38,931 AES Corp. (The) 409,554
17,428 Vistra Corp. 3,377,721
3,787,275
Industrial Conglomerates (1.0%):
27,628 3M Co. 4,206,087
54,527 General Electric Co. 14,034,705
33,063 Honeywell International, Inc. 7,699,711
25,940,503
Industrial REITs (0.2%):
47,779 Prologis, Inc. 5,022,529
Insurance (2.1%):
24,824 Aflac, Inc. 2,617,939
13,661 Allstate Corp. (The) 2,750,096
29,649 American International Group, Inc. 2,537,658
11,076 Aon plc, Class A 3,951,474
19,513 Arch Capital Group, Ltd. 1,776,659
13,070 Arthur J. Gallagher & Co. 4,183,968
2,734 Assurant, Inc. 539,938
14,575 Brown & Brown, Inc. 1,615,930
19,295 Chubb, Ltd. 5,590,147
7,893 Cincinnati Financial Corp. 1,175,426
1,302 Erie Indemnity Co., Class A 451,521
2,173 Everest Group, Ltd. 738,494
4,527 Globe Life, Inc. 562,661
13,843 Hartford Insurance Group, Inc. (The) 1,756,261
9,002 Loews Corp. 825,123
25,354 Marsh & McLennan Cos., Inc. 5,543,398
29,356 MetLife, Inc. 2,360,809
10,213 Principal Financial Group, Inc. 811,219
29,757 Progressive Corp. (The) 7,940,953
18,062 Prudential Financial, Inc. 1,940,581
11,768 Travelers Cos., Inc. (The) 3,148,411
15,574 W R Berkley Corp. 1,144,222
5,046 Willis Towers Watson plc 1,546,599
55,509,487
Interactive Media & Services (6.6%):
298,367 Alphabet, Inc., Class A 52,581,216
240,676 Alphabet, Inc., Class C 42,693,516
Shares Value
Common Stocks, continued
Interactive Media & Services, continued
11,668 Match Group, Inc. $ 360,425
111,303 Meta Platforms, Inc., Class A 82,151,631
177,786,788
IT Services (1.1%):
32,226 Accenture plc, Class A 9,632,029
7,175 Akamai Technologies, Inc.* 572,278
25,149 Cognizant Technology Solutions Corp., Class A 1,962,377
3,135 EPAM Systems, Inc.* 554,331
3,902 Gartner, Inc.* 1,577,266
7,047 GoDaddy, Inc., Class A* 1,268,883
47,457 International Business Machines Corp. 13,989,374
4,131 VeriSign, Inc. 1,193,033
30,749,571
Leisure Products (0.0%
†
):
6,265 Hasbro, Inc. 462,482
Life Sciences Tools & Services (0.8%):
14,869 Agilent Technologies, Inc. 1,754,691
8,395 Bio-Techne Corp. 431,923
2,699 Charles River Laboratories International, Inc.* 409,519
32,367 Danaher Corp. 6,393,777
8,279 IQVIA Holdings, Inc.* 1,304,688
1,037 Mettler-Toledo International, Inc.* 1,218,185
5,745 Revvity, Inc. 555,656
19,219 Thermo Fisher Scientific, Inc. 7,792,536
3,127 Waters Corp.* 1,091,448
3,698 West Pharmaceutical Services, Inc. 809,122
21,761,545
Machinery (1.5%):
23,975 Caterpillar, Inc. 9,307,335
7,129 Cummins, Inc. 2,334,747
13,011 Deere & Co. 6,615,963
6,941 Dover Corp. 1,271,799
17,459 Fortive Corp. 910,138
3,746 IDEX Corp. 657,685
13,573 Illinois Tool Works, Inc. 3,355,924
20,250 Ingersoll Rand, Inc. 1,684,395
2,647 Nordson Corp. 567,437
20,700 Otis Worldwide Corp. 2,049,714
27,282 PACCAR, Inc. 2,593,427
6,616 Parker-Hannifin Corp. 4,621,078
8,421 Pentair plc 864,500
2,724 Snap-on, Inc. 847,654
8,085 Stanley Black & Decker, Inc. 547,759
8,217 Westinghouse Air Brake Technologies Corp. 1,720,229
12,632 Xylem, Inc. 1,634,076
41,583,860
Media (0.5%):
5,004 Charter Communications, Inc., Class A* 2,045,685
191,504 Comcast Corp., Class A 6,834,778
10,414 Fox Corp., Class A 583,601
6,587 Fox Corp., Class B 340,087
18,338 Interpublic Group of Cos., Inc. (The) 448,914
20,771 News Corp., Class A 617,314
4,576 News Corp., Class B 157,002
10,277 Omnicom Group, Inc. 739,327

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Media, continued
27,969 Paramount Global, Class B $ 360,800
5,820 Ralliant Corp.* 282,196
12,409,704
Metals & Mining (0.3%):
74,123 Freeport-McMoRan, Inc. 3,213,232
57,258 Newmont Corp. 3,335,851
12,164 Nucor Corp. 1,575,724
7,362 Steel Dynamics, Inc. 942,410
9,067,217
Multi-Utilities (0.6%):
14,236 Ameren Corp. 1,367,225
33,961 CenterPoint Energy, Inc. 1,247,727
15,551 CMS Energy Corp. 1,077,373
17,626 Consolidated Edison, Inc. 1,768,769
42,879 Dominion Energy, Inc. 2,423,521
10,889 DTE Energy Co. 1,442,357
24,781 NiSource, Inc. 999,666
25,642 Public Service Enterprise Group, Inc. 2,158,544
32,113 Sempra 2,433,202
16,284 WEC Energy Group, Inc. 1,696,793
16,615,177
Office REITs (0.0%
†
):
8,047 Alexandria Real Estate Equities, Inc. 584,454
7,252 BXP, Inc.^ 489,292
1,073,746
Oil, Gas & Consumable Fuels (2.8%):
17,124 APA Corp. 313,198
83,027 Chevron Corp. 11,888,636
64,124 ConocoPhillips 5,754,488
36,547 Coterra Energy, Inc. 927,563
34,082 Devon Energy Corp. 1,084,148
9,371 Diamondback Energy, Inc. 1,287,575
28,078 EOG Resources, Inc. 3,358,410
30,855 EQT Corp. 1,799,464
10,553 Expand Energy Corp. 1,234,068
220,950 Exxon Mobil Corp. 23,818,410
13,998 Hess Corp. 1,939,283
99,543 Kinder Morgan, Inc. 2,926,564
15,725 Marathon Petroleum Corp. 2,612,080
33,954 Occidental Petroleum Corp. 1,426,408
32,107 ONEOK, Inc. 2,620,894
21,256 Phillips 66 2,535,841
10,517 Targa Resources Corp. 1,830,799
957 Texas Pacific Land Corp. 1,010,965
16,374 Valero Energy Corp. 2,200,993
63,251 Williams Cos., Inc. (The) 3,972,795
74,542,582
Passenger Airlines (0.1%):
32,943 Delta Air Lines, Inc. 1,620,137
28,701 Southwest Airlines Co. 931,060
16,859 United Airlines Holdings, Inc.* 1,342,482
3,893,679
Personal Care Products (0.1%):
11,552 Estee Lauder Cos., Inc. (The) 933,402
Shares Value
Common Stocks, continued
Personal Care Products, continued
97,852 Kenvue, Inc. $ 2,048,042
2,981,444
Pharmaceuticals (2.8%):
104,796 Bristol-Myers Squibb Co. 4,851,007
40,327 Eli Lilly & Co. 31,436,106
123,265 Johnson & Johnson 18,828,729
129,180 Merck & Co., Inc. 10,225,889
291,157 Pfizer, Inc. 7,057,646
58,535 Viatris, Inc. 522,717
22,373 Zoetis, Inc. 3,489,069
76,411,163
Professional Services (0.6%):
20,905 Automatic Data Processing, Inc. 6,447,102
5,857 Broadridge Financial Solutions, Inc. 1,423,427
8,638 Dayforce, Inc.* 478,459
6,512 Equifax, Inc. 1,689,017
6,457 Jacobs Solutions, Inc. 848,773
6,900 Leidos Holdings, Inc. 1,088,544
16,760 Paychex, Inc. 2,437,909
2,283 Paycom Software, Inc. 528,286
6,878 Verisk Analytics, Inc. 2,142,497
17,084,014
Real Estate Management & Development (0.1%):
15,392 CBRE Group, Inc., Class A* 2,156,727
21,510 CoStar Group, Inc.* 1,729,404
3,886,131
Residential REITs (0.3%):
7,387 AvalonBay Communities, Inc. 1,503,254
5,556 Camden Property Trust 626,106
17,923 Equity Residential 1,209,623
3,330 Essex Property Trust, Inc. 943,722
30,381 Invitation Homes, Inc. 996,497
6,213 Mid-America Apartment Communities, Inc. 919,586
14,465 UDR, Inc. 590,606
6,789,394
Retail REITs (0.3%):
3,829 Federal Realty Investment Trust 363,717
35,961 Kimco Realty Corp. 755,900
44,699 Realty Income Corp. 2,575,110
8,488 Regency Centers Corp. 604,600
16,003 Simon Property Group, Inc. 2,572,642
6,871,969
Semiconductors & Semiconductor Equipment (12.7%):
83,396 Advanced Micro Devices, Inc.* 11,833,892
25,660 Analog Devices, Inc. 6,107,593
41,811 Applied Materials, Inc. 7,654,340
241,141 Broadcom, Inc. 66,470,517
7,047 Enphase Energy, Inc.* 279,414
5,475 First Solar, Inc.* 906,332
222,676 Intel Corp. 4,987,942
6,762 KLA Corp. 6,056,994
65,491 Lam Research Corp. 6,374,894
27,663 Microchip Technology, Inc. 1,946,645
57,518 Micron Technology, Inc. 7,089,093

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
2,479 Monolithic Power Systems, Inc. $ 1,813,091
1,250,239 NVIDIA Corp. 197,525,260
13,151 NXP Semiconductors NV 2,873,362
21,462 ON Semiconductor Corp.* 1,124,823
55,937 QUALCOMM, Inc. 8,908,527
7,746 Skyworks Solutions, Inc. 577,232
7,863 Teradyne, Inc. 707,041
46,339 Texas Instruments, Inc. 9,620,903
342,857,895
Software (11.5%):
21,721 Adobe, Inc.* 8,403,420
4,466 ANSYS, Inc.* 1,568,549
11,042 Autodesk, Inc.* 3,418,272
14,079 Cadence Design Systems, Inc.* 4,338,444
3,665 Corpay, Inc.* 1,216,120
12,715 Crowdstrike Holdings, Inc., Class A* 6,475,877
1,262 Fair Isaac Corp.* 2,306,886
32,830 Fortinet, Inc.* 3,470,788
29,057 Gen Digital, Inc. 854,276
14,424 Intuit, Inc. 11,360,775
381,038 Microsoft Corp. 189,532,112
83,369 Oracle Corp., ADR 18,226,964
108,863 Palantir Technologies, Inc., Class A* 14,840,204
34,011 Palo Alto Networks, Inc.* 6,960,011
5,994 PTC, Inc.* 1,033,006
5,525 Roper Technologies, Inc. 3,131,791
49,105 Salesforce, Inc. 13,390,442
10,623 ServiceNow, Inc.* 10,921,294
8,003 Synopsys, Inc.* 4,102,978
2,166 Tyler Technologies, Inc.* 1,284,091
11,096 Workday, Inc., Class A* 2,663,040
309,499,340
Specialized REITs (0.9%):
24,155 American Tower Corp. 5,338,738
22,099 Crown Castle, Inc. 2,270,230
16,245 Digital Realty Trust, Inc. 2,831,991
5,000 Equinix, Inc. 3,977,350
10,714 Extra Space Storage, Inc. 1,579,672
15,242 Iron Mountain, Inc. 1,563,372
8,020 Public Storage 2,353,228
5,576 SBA Communications Corp. 1,309,468
54,885 VICI Properties, Inc. 1,789,251
36,782 Weyerhaeuser Co. 944,930
23,958,230
Specialty Retail (1.7%):
871 AutoZone, Inc.* 3,233,352
9,715 Best Buy Co., Inc. 652,168
8,298 CarMax, Inc.* 557,708
50,833 Home Depot, Inc. (The) 18,637,411
29,002 Lowe's Cos., Inc. 6,434,674
43,094 O'Reilly Automotive, Inc.* 3,884,062
16,996 Ross Stores, Inc. 2,168,350
57,377 TJX Cos., Inc. (The) 7,085,486
26,596 Tractor Supply Co. 1,403,471
2,360 Ulta Beauty, Inc.* 1,104,055
Shares Value
Common Stocks, continued
Specialty Retail, continued
6,099 Williams-Sonoma, Inc. $ 996,394
46,157,131
Technology Hardware, Storage & Peripherals (6.2%):
765,686 Apple, Inc. 157,095,796
15,412 Dell Technologies, Inc., Class C 1,889,511
68,892 Hewlett Packard Enterprise Co. 1,408,841
48,591 HP, Inc. 1,188,536
10,736 NetApp, Inc. 1,143,921
10,633 Seagate Technology Holdings plc 1,534,661
26,498 Super Micro Computer, Inc.* 1,298,667
17,732 Western Digital Corp. 1,134,671
166,694,604
Textiles, Apparel & Luxury Goods (0.3%):
7,443 Deckers Outdoor Corp.* 767,150
5,740 Lululemon Athletica, Inc.* 1,363,709
60,937 NIKE, Inc., Class B 4,328,964
2,034 Ralph Lauren Corp. 557,886
11,074 Tapestry, Inc. 972,408
7,990,117
Tobacco (0.7%):
86,231 Altria Group, Inc. 5,055,724
79,840 Philip Morris International, Inc. 14,541,259
19,596,983
Trading Companies & Distributors (0.3%):
59,124 Fastenal Co. 2,483,208
3,387 United Rentals, Inc. 2,551,766
2,262 W.W. Grainger, Inc. 2,353,023
7,387,997
Water Utilities (0.1%):
10,257 American Water Works Co., Inc. 1,426,851
Wireless Telecommunication Services (0.2%):
24,179 T-Mobile US, Inc. 5,760,889
Total Common Stocks (Cost $724,254,543) 2,691,599,317
Affiliated Investment Company (0.0%
†
):
Money Market Funds (0.0%
†
):
497,421 BlackRock Liquidity FedFund, Institutional Class ,
4.55%
+
(a)(b) 497,421
Total Affiliated Investment Company (Cost $497,421) 497,421
Unaffiliated Investment Company (0.2%):
Money Market Funds (0.2%):
6,180,948 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 4.11%(b) 6,180,947
Total Unaffiliated Investment Company (Cost $6,180,948) 6,180,947
Total Investment Securities
(Cost $730,932,912 ) — 100.1% 2,698,277,685
Net other assets (liabilities) — (0.1)% (3,331,764)
Net Assets — 100.0% $ 2,694,945,921
ADR—American Depository Receipt

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2025 .
* Non-income producing security.
† Represents less than 0.05%.
+ Affiliated Securities
^ This security or a partial position of this security was on loan as of June 30, 2025. The total value of securities on loan as of June 30, 2025 was $479,442.
(a) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2025.
(b) The rate represents the effective yield at June 30, 2025.
Futures Contracts
At June 30, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar) 9/19/25 23 $ 7,191,813 $ 272,149
$ 272,149

AZL S&P 500 Index Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2025
(Unaudited)
Assets:
Investments in non-affiliates, at cost $ 728,575,683
Investments in affiliates, at cost 2,357,229
aaa
aaa
Investments in non-affiliates, at value(a) $ 2,689,908,791
Investments in affiliates, at value 8,368,894
Deposit at broker for futures contracts collateral 501,000
Interest and dividends receivable 1,360,766
Foreign currency, at value (cost $82,083) 77,442
Receivable for investments sold 87,000
Receivable for variation margin on futures contracts 37,815
Prepaid expenses 6,966
Reclaims receivable 24,969
Total Assets 2,700,373,643
Liabilities:
Payable for capital shares redeemed 3,656,172
Payable for collateral received on loaned securities 497,421
Management fees payable 368,831
Administration fees payable 126,758
Distribution fees payable 525,138
Custodian fees payable 17,514
Administrative and compliance services fees payable 1,236
Transfer agent fees payable 2,821
Trustee fees payable 8,849
Other accrued liabilities 222,982
Total Liabilities 5,427,722
Commitments and contingent liabilities^
Net Assets
$ 2,694,945,921
Net Assets Consist of:
Paid in capital $ 157,754,531
Total distributable earnings 2,537,191,390
Net Assets
$ 2,694,945,921
Class 1
Net Assets $ 86,045,729
Shares of beneficial interest (unlimited number of shares authorized, no par value) 3,374,108
Net Asset Value (offering and redemption price per share) $ 25.50
Class 2
Net Assets $ 2,608,900,192
Shares of beneficial interest (unlimited number of shares authorized, no par value) 103,631,392
Net Asset Value (offering and redemption price per share) $ 25.17
(a) Includes securities on loan of $479,442.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from non-affiliates $ 17,745,485
Dividends from affiliates 79,848
Interest 17,756
Income from securities lending 269
Foreign withholding tax (6,161)
Total Investment Income 17,837,197
Expenses:
Management fees 2,224,481
Administration fees 475,827
Distribution fees - Class 2 3,167,175
Custodian fees 36,673
Administrative and compliance services fees 32,974
Transfer agent fees 8,904
Trustee fees 71,635
Professional fees 79,530
Licensing fees 340,925
Shareholder reports 11,839
Other expenses 36,766
Total expenses 6,486,729
Net Investment Income/(Loss)
11,350,468
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 110,446,391
Net realized gains/(losses) on affiliated transactions 362,662
Net realized gains/(losses) on futures contracts (1,000,307)
Change in net unrealized appreciation/depreciation on securities and foreign currencies 28,318,717
Change in net unrealized appreciation/depreciation on affiliated transactions (219,125)
Change in net unrealized appreciation/depreciation on futures contracts 292,179
Net realized and Change in net unrealized gains/losses on
investments
138,200,517
Change in Net Assets Resulting From Operations
$ 149,550,985

AZL S&P 500 Index Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Six Months Ended
June 30, 2025
For the
Year Ended
December 31, 2024
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 11,350,468 $ 25,148,443
Net realized gains/(losses) on investments 109,808,746 457,211,195
Change in unrealized appreciation/depreciation on investments 28,391,771 138,061,837
Change in net assets resulting from operations 149,550,985 620,421,475
Distributions to Shareholders:
Class 1 — (4,765,589)
Class 2 — (149,746,440)
Change in net assets resulting from distributions to shareholders — (154,512,029)
Capital Transactions:
Class 1
Proceeds from shares issued 1,384,101 276,285
Proceeds from dividends reinvested — 4,765,589
Value of shares redeemed (7,681,941) (11,209,530)
Total Class 1 Shares (6,297,840) (6,167,656)
Class 2
Proceeds from shares issued 53,420,524 285,249,049
Proceeds from dividends reinvested — 149,746,440
Value of shares redeemed (260,561,318) (732,654,355)
Total Class 2 Shares (207,140,794) (297,658,866)
Change in net assets resulting from capital transactions (213,438,634) (303,826,522)
Change in net assets (63,887,649) 162,082,924
Net Assets:
Beginning of period 2,758,833,570 2,596,750,646
End of period $ 2,694,945,921 $ 2,758,833,570
Share Transactions:
Class 1
Shares issued 56,345 11,498
Dividends reinvested — 204,795
Shares redeemed (325,071) (488,601)
Total Class 1 Shares (268,726) (272,308)
Class 2
Shares issued 2,410,028 13,371,071
Dividends reinvested — 6,505,058
Shares redeemed (11,187,227) (32,224,240)
Total Class 2 Shares (8,777,199) (12,348,111)
Change in shares (9,045,925) (12,620,419)
Amounts shown as “—“ are either $0 or round to less than $1.

AZL S&P 500 Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
(Unaudited)
Class 1
Net Asset Value, Beginning of Period
$ 24.04  $ 20.39  $ 17.12  $ 24.64  $ 20.53  $ 18.39
Investment Activities:
Net Investment Income/(Loss)(a) 0.13  0.26  0.27  0.28  0.26  0.28
Net Realized and Unrealized Gains/(Losses) on Investments 1.33  4.74  4.04  (4.84) 5.42  2.90
Total from Investment Activities 1.46  5.00  4.31  (4.56) 5.68  3.18
Distributions to Shareholders From:
Net Investment Income —  (0.30) (0.29) (0.29) (0.29) (0.35)
Net Realized Gains —  (1.05) (0.75) (2.67) (1.28) (0.69)
Total Dividends —  (1.35) (1.04) (2.96) (1.57) (1.04)
Net Asset Value, End of Period
$ 25.50  $ 24.04  $ 20.39  $ 17.12  $ 24.64  $ 20.53
Total Return
(b) 6.07%(c) 24.74% 25.93% (18.31)% 28.42% 17.82%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 86,046  $ 87,584  $ 79,843  $ 71,530  $ 99,137  $ 86,300
Net Investment Income/(Loss)(d) 1.11% 1.14% 1.42% 1.37% 1.15% 1.53%
Expenses Before Reductions(d)(e) 0.25% 0.23% 0.23% 0.22% 0.24% 0.25%
Expenses Net of Reductions(d) 0.25% 0.23% 0.23% 0.22% 0.24% 0.25%
Portfolio Turnover Rate(f) 2%(c) 11% 7% 2% 17% 10%
Class 2
Net Asset Value, Beginning of Period
$ 23.76  $ 20.18  $ 16.94  $ 24.40  $ 20.35  $ 18.24
Investment Activities:
Net Investment Income/(Loss)(a) 0.10  0.20  0.22  0.23  0.20  0.24
Net Realized and Unrealized Gains/(Losses) on Investments 1.31  4.68  4.01  (4.79) 5.37  2.86
Total from Investment Activities 1.41  4.88  4.23  (4.56) 5.57  3.10
Distributions to Shareholders From:
Net Investment Income —  (0.25) (0.24) (0.23) (0.24) (0.30)
Net Realized Gains —  (1.05) (0.75) (2.67) (1.28) (0.69)
Total Dividends —  (1.30) (0.99) (2.90) (1.52) (0.99)
Net Asset Value, End of Period
$ 25.17  $ 23.76  $ 20.18  $ 16.94  $ 24.40  $ 20.35
Total Return
(b) 5.93%(c) 24.37% 25.68% (18.51)% 28.12% 17.50%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 2,608,900  $ 2,671,250  $ 2,516,908  $ 2,331,499  $ 3,233,900  $ 2,751,399
Net Investment Income/(Loss)(d) 0.86% 0.89% 1.17% 1.12% 0.89% 1.31%
Expenses Before Reductions(d)(e) 0.50% 0.48% 0.48% 0.47% 0.49% 0.50%
Expenses Net of Reductions(d) 0.50% 0.48% 0.48% 0.47% 0.49% 0.50%
Portfolio Turnover Rate(f) 2%(c) 11% 7% 2% 17% 10%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

AZL S&P 500 Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL S&P 500 Index
Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL S&P 500 Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2025 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9%
of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $27 during the period ended June 30, 2025. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $497,421 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2025. At June 30, 2025, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2025, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Futures Contracts
During the period ended June 30, 2025, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June
30, 2025, the monthly average notional amount for long contracts was $12.7 million. There was no short contract activity during the period. Realized gains and losses are reported as
“Net realized gains/(losses) on futures contracts” on the Statement of Operations.

AZL S&P 500 Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2025:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2025:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock
Investment” or the “Subadviser”), BlackRock Investment provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
For the period ended June 30, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The annual rate due to the Subadviser from the Manager is 0.015%.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30,
2025, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the period ended June 30, 2025, there were no such waivers.
At June 30, 2025, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
272,149 –
Futures Contracts Receivable for variation margin on futures contracts* $272,149 Payable for variation margin on futures contracts* $—
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts”.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
1,004,996 (292,179)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ (1,000 , 307 ) $ 292,179
Annual Rate* Annual Expense Limit
AZL S&P 500 Index Fund, Class 1 0.17% 0.46%
AZL S&P 500 Index Fund, Class 2 0.17% 0.71%
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
06/30/25
Shares
as of
06/30/25
Dividend
Income
Capital Gains
Distributions
BlackRock, Inc. $ 8,256,236 $ 83,429 $ (611,729) $ 362,662 $ (219,125) $ 7,871,473 7,502 $ — $ —
BlackRock Liquidity FedFund ,
Institutional Class 295,324 202,097
(a)
— — — 497,421 497,421 269
(b)
—
$ 8,551,560 $ 285,526 $ (611,729) $ 362,662 $ (219,125)
$ 8,368,894
$ 269 $ —
(a) Represents net amount purchased (sold).
(b) All or portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of securities lending fees and collateral investment expenses, and other payments to and from borrowers of securities.

AZL S&P 500 Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.

AZL S&P 500 Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2025 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the period ended June 30, 2025, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Concentration Risk : The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.
Derivatives Risk : The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk.
Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Index Fund Risk : The Fund does not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund's performance.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security or other asset may fluctuate significantly due to factors such as changes in general market conditions, including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiment, or instability or other disruptive events in the local, regional or global markets. Certain changes in the U.S. economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the Fund's securities.
Technology Sector Risk : Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 2,691,599,317 $ — $ — $ 2,691,599,317
Affiliated Investment Company 497,421 — — 497,421
Unaffiliated Investment Company 6,180,947 — — 6,180,947
Total Investment Securities 2,698,277,685 — — 2,698,277,685
Other Financial Instruments:
*
Futures Contracts 272,149 — — 272,149
Total Investments $2,698,549,834 $— $— $2,698,549,834
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
Purchases Sales
AZL S&P 500 Index Fund $54,178,929 $239,051,675

AZL S&P 500 Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 was $824,958,436. The gross unrealized appreciation/
(depreciation) on a tax basis was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024, was as follows:
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2025, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 50% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.
9. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Unrealized appreciation $1,935,126,398
Unrealized (depreciation) (19,624,560)
Net unrealized appreciation/(depreciation) $1,915,501,838
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL S&P 500 Index Fund $31,174,799 $123,337,230 $154,512,029
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL S&P 500 Index Fund $26,524,207 $445,623,579 $— $1,915,492,619 $2,387,640,405
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, investments in real estate investment trusts and other miscellaneous differences.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts
Not applicable.

SARRPT0625 08/25
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Small Cap Stock Index Fund
Semi-Annual Financial Statements and Other Information
June 30, 2025
(Unaudited)

AZL® Small Cap Stock Index Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks ( 99 .7% ):
Aerospace & Defense ( 2 .2% ):
11,340 AAR Corp.* $ 780,079
9,134 AeroVironment, Inc.* 2,602,733
54,012 Kratos Defense & Security Solutions, Inc.* 2,508,857
16,469 Mercury Systems, Inc.* 887,020
9,285 Moog, Inc., Class A 1,680,307
1,654 National Presto Industries, Inc. 162,026
25,167 Triumph Group, Inc.* 648,050
9,269,072
Air Freight & Logistics ( 0 .2% ):
6,305 Forward Air Corp.*^ 154,725
19,035 Hub Group, Inc., Class A 636,340
791,065
Automobile Components ( 1 .9% ):
27,278 Adient plc* 530,830
41,320 American Axle & Manufacturing Holdings, Inc.* 168,586
70,847 BorgWarner, Inc. 2,371,957
41,629 Dana, Inc. 713,937
8,759 Dorman Products, Inc.* 1,074,466
13,267 Fox Factory Holding Corp.* 344,146
10,164 Gentherm, Inc., ADR* 287,540
8,115 LCI Industries 740,007
10,853 Patrick Industries, Inc. 1,001,406
13,110 Phinia, Inc. 583,264
6,622 Standard Motor Products, Inc. 203,428
7,220 XPEL, Inc.* 259,198
8,278,765
Automobiles ( 0 .1% ):
9,145 Winnebago Industries, Inc. 265,205
Banks ( 9 .0% ):
20,835 Ameris Bancorp 1,348,024
44,193 Atlantic Union Bankshares Corp. 1,382,357
17,436 Axos Financial, Inc.* 1,325,833
44,099 Banc of California, Inc. 619,591
6,526 BancFirst Corp. 806,744
15,279 Bancorp, Inc. (The)* 870,445
12,220 Bank of Hawaii Corp. 825,217
23,634 BankUnited, Inc. 841,134
11,223 Banner Corp. 719,955
13,126 Berkshire Hills Bancorp, Inc. 328,675
31,032 Brookline Bancorp, Inc. 327,388
40,388 Capitol Federal Financial, Inc. 246,367
22,748 Cathay General Bancorp 1,035,716
9,053 Central Pacific Financial Corp. 253,756
4,782 City Holding Co. 585,412
16,748 Community Financial System, Inc. 952,459
9,356 Customers Bancorp, Inc.* 549,571
42,625 CVB Financial Corp. 843,549
12,777 Dime Community Bancshares, Inc. 344,212
9,829 Eagle Bancorp, Inc. 191,469
11,624 FB Financial Corp. 526,567
52,333 First BanCorp 1,090,096
13,432 First Bancorp/Southern Pines NC 592,217
32,868 First Commonwealth Financial Corp. 533,448
31,229 First Financial Bancorp 757,616
42,025 First Hawaiian, Inc. 1,048,944
Shares Value
Common Stocks, continued
Banks, continued
60,059 Fulton Financial Corp. $ 1,083,464
10,616 Hanmi Financial Corp. 262,003
11,772 Heritage Financial Corp. 280,644
14,487 Hilltop Holdings, Inc. 439,680
43,256 Hope Bancorp, Inc. 464,137
13,702 Independent Bank Corp. 861,650
8,110 Lakeland Financial Corp. 498,360
11,858 National Bank Holdings Corp., Class A 445,979
16,760 NBT Bancorp, Inc. 696,378
43,250 Northwest Bancshares, Inc. 552,735
14,392 OFG Bancorp 615,978
31,028 Pacific Premier Bancorp, Inc. 654,381
4,892 Park National Corp. 818,236
7,899 Pathward Financial, Inc. 624,969
3,855 Preferred Bank 333,631
40,225 Provident Financial Services, Inc. 705,144
29,776 Renasant Corp. 1,069,852
12,680 S&T Bancorp, Inc. 479,558
27,584 Seacoast Banking Corp. of Florida 761,870
16,423 ServisFirst Bancshares, Inc. 1,272,947
40,957 Simmons First National Corp., Class A 776,545
9,045 Southside Bancshares, Inc. 266,194
15,037 Stellar Bancorp, Inc. 420,735
4,441 Tompkins Financial Corp. 278,584
7,058 Triumph Financial, Inc.* 388,966
6,589 TrustCo Bank Corp. 220,204
19,571 Trustmark Corp. 713,559
39,505 United Community Banks, Inc. 1,176,854
17,608 Veritex Holdings, Inc. 459,569
26,060 WaFd, Inc. 763,037
8,540 Westamerica BanCorp 413,678
18,812 WSFS Financial Corp. 1,034,660
38,780,943
Beverages ( 0 .1% ):
4,729 MGP Ingredients, Inc. 141,728
7,403 National Beverage Corp. 320,106
461,834
Biotechnology ( 2 .5% ):
39,580 ACADIA Pharmaceuticals, Inc.* 853,740
77,094 ADMA Biologics, Inc.* 1,403,882
52,618 Alkermes plc, ADR* 1,505,401
21,834 Arcus Biosciences, Inc.* 177,729
40,587 Arrowhead Pharmaceuticals, Inc.* 641,275
36,365 Catalyst Pharmaceuticals, Inc.* 789,120
39,770 Dynavax Technologies Corp.* 394,518
8,194 Krystal Biotech, Inc.* 1,126,347
29,900 Myriad Genetics, Inc.* 158,769
19,914 Protagonist Therapeutics, Inc.* 1,100,647
43,135 TG Therapeutics, Inc.* 1,552,429
16,056 Vericel Corp.* 683,183
29,544 Vir Biotechnology, Inc.* 148,902
22,719 Xencor, Inc.* 178,571
10,714,513
Broadline Retail ( 0 .5% ):
33,704 Etsy, Inc.* 1,690,593

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Broadline Retail, continued
36,925 Kohl's Corp.^ $ 313,124
2,003,717
Building Products ( 2 .6% ):
4,977 American Woodmark Corp.* 265,622
7,123 Apogee Enterprises, Inc. 289,194
14,214 Armstrong World Industries, Inc. 2,308,922
9,518 AZZ, Inc. 899,261
5,454 CSW Industrials, Inc. 1,564,371
9,685 Gibraltar Industries, Inc.* 571,415
12,743 Griffon Corp. 922,211
45,649 Hayward Holdings, Inc.* 629,956
6,022 Insteel Industries, Inc. 224,079
41,000 Masterbrand, Inc.* 448,130
15,640 Quanex Building Products Corp. 295,596
47,843 Resideo Technologies, Inc.* 1,055,417
47,008 Zurn Elkay Water Solutions Corp. 1,719,082
11,193,256
Capital Markets ( 3 .1% ):
8,796 Acadian Asset Management, Inc. 309,971
22,788 Artisan Partners Asset Management, Inc., Class A 1,010,192
121,127 BGC Group, Inc., Class A 1,239,129
8,686 Cohen & Steers, Inc. 654,490
8,268 Donnelley Financial Solutions, Inc.* 509,722
39,042 Millrose Properties, Inc. 1,113,087
22,655 Moelis & Co., Class A 1,411,860
5,314 Piper Sandler Cos. 1,476,973
7,992 PJT Partners, Inc., Class A 1,318,760
21,847 StepStone Group, Inc., Class A 1,212,509
14,031 StoneX Group, Inc.* 1,278,785
26,596 Virtu Financial, Inc., Class A 1,191,235
2,236 Virtus Investment Partners, Inc. 405,610
36,301 WisdomTree, Inc. 417,825
13,550,148
Chemicals ( 3 .2% ):
9,250 AdvanSix, Inc. 219,687
10,653 Balchem Corp. 1,695,958
35,405 Celanese Corp. 1,958,959
48,307 Chemours Co. (The) 553,115
72,350 Element Solutions, Inc. 1,638,727
40,512 FMC Corp. 1,691,376
6,103 Hawkins, Inc. 867,236
17,501 HB Fuller Co. 1,052,685
11,644 Ingevity Corp.* 501,740
8,042 Innospec, Inc. 676,252
6,759 Koppers Holdings, Inc. 217,302
10,414 Minerals Technologies, Inc. 573,499
4,375 Quaker Chemical Corp. 489,738
13,620 Sensient Technologies Corp. 1,341,842
7,058 Stepan Co. 385,226
13,863,342
Commercial Services & Supplies ( 2 .1% ):
20,026 ABM Industries, Inc. 945,428
14,023 Brady Corp., Class A 953,143
35,513 CoreCivic, Inc.* 748,259
14,573 Deluxe Corp. 231,856
25,640 Enviri Corp.* 222,555
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
44,765 GEO Group, Inc. (The)* $ 1,072,122
23,540 Healthcare Services Group, Inc.* 353,806
15,140 HNI Corp. 744,585
18,881 Interface, Inc. 395,179
7,386 Liquidity Services, Inc.* 174,236
9,951 Matthews International Corp., Class A 237,928
22,668 MillerKnoll, Inc. 440,213
34,714 OPENLANE, Inc.* 848,757
51,275 Pitney Bowes, Inc. 559,410
6,997 Pursuit Attractions and Hospitality, Inc.* 201,724
4,836 UniFirst Corp. 910,232
36,637 Vestis Corp. 209,930
9,249,363
Communications Equipment ( 1 .0% ):
18,877 Calix, Inc.* 1,004,068
11,775 Digi International, Inc.* 410,477
43,117 Extreme Networks, Inc.* 773,950
37,401 Harmonic, Inc.* 354,187
23,038 NetScout Systems, Inc.* 571,573
27,277 Viasat, Inc.* 398,244
70,817 Viavi Solutions, Inc.* 713,127
4,225,626
Construction & Engineering ( 2 .8% ):
15,793 Arcosa, Inc. 1,369,411
9,325 Dycom Industries, Inc.* 2,278,937
16,382 Everus Construction Group, Inc.* 1,040,749
14,028 Granite Construction, Inc. 1,311,758
66,302 MDU Resources Group, Inc. 1,105,254
5,112 MYR Group, Inc.* 927,572
9,893 Sterling Infrastructure, Inc.* 2,282,612
59,924 WillScot Holdings Corp. 1,641,918
11,958,211
Consumer Finance ( 0 .8% ):
15,170 Bread Financial Holdings, Inc. 866,511
7,586 Encore Capital Group, Inc.* 293,654
8,571 Enova International, Inc.* 955,838
16,983 EZCORP, Inc., Class A* 235,724
25,653 Navient Corp. 361,707
12,846 PRA Group, Inc.* 189,479
13,169 PROG Holdings, Inc. 386,510
1,093 World Acceptance Corp.* 180,476
3,469,899
Consumer Staples Distribution & Retail ( 0 .7% ):
10,655 Andersons, Inc. (The) 391,571
11,468 Chefs' Warehouse, Inc. (The)* 731,773
31,226 Grocery Outlet Holding Corp.* 387,827
7,826 PriceSmart, Inc. 822,043
10,268 SpartanNash Co. 272,000
19,559 United Natural Foods, Inc.* 455,920
3,061,134
Containers & Packaging ( 0 .5% ):
49,440 O-I Glass, Inc.* 728,746
46,986 Sealed Air Corp. 1,457,975
2,186,721

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Diversified Consumer Services ( 1 .5% ):
12,018 Adtalem Global Education, Inc.* $ 1,529,050
24,428 Frontdoor, Inc.* 1,439,786
30,165 Mister Car Wash, Inc.* 181,292
19,443 Perdoceo Education Corp. 635,592
7,703 Strategic Education, Inc. 655,756
13,867 Stride, Inc.* 2,013,350
6,454,826
Diversified REITs ( 0 .8% ):
23,323 Alexander & Baldwin, Inc. 415,849
15,454 American Assets Trust, Inc. 305,216
22,670 Armada Hoffler Properties, Inc. 155,743
63,401 Essential Properties Realty Trust, Inc. 2,023,126
64,065 Global Net Lease, Inc. 483,691
3,383,625
Diversified Telecommunication Services ( 0 .5% ):
13,896 Cogent Communications Holdings, Inc. 669,926
329,193 Lumen Technologies, Inc.* 1,441,865
14,310 Shenandoah Telecommunications Co. 195,475
2,307,266
Electric Utilities ( 0 .5% ):
11,696 MGE Energy, Inc. 1,034,394
13,509 Otter Tail Corp. 1,041,409
2,075,803
Electrical Equipment ( 0 .4% ):
3,052 Powell Industries, Inc. 642,293
73,811 Sunrun, Inc.* 603,774
7,450 Vicor Corp.* 337,932
1,583,999
Electronic Equipment, Instruments & Components ( 3 .8% ):
12,162 Advanced Energy Industries, Inc. 1,611,465
32,822 Arlo Technologies, Inc.* 556,661
9,499 Badger Meter, Inc. 2,326,780
11,594 Benchmark Electronics, Inc. 450,195
9,305 CTS Corp. 396,486
8,494 ePlus, Inc.* 612,418
8,862 Insight Enterprises, Inc.* 1,223,709
14,724 Itron, Inc.* 1,938,120
27,589 Knowles Corp.* 486,118
5,047 OSI Systems, Inc.* 1,134,869
3,923 PC Connection, Inc. 258,055
8,681 Plexus Corp.* 1,174,626
5,194 Rogers Corp.* 355,685
17,505 Sanmina Corp.* 1,712,514
7,042 ScanSource, Inc.* 294,426
33,214 TTM Technologies, Inc.* 1,355,796
34,615 Vishay Intertechnology, Inc. 549,686
16,437,609
Energy Equipment & Services ( 1 .6% ):
57,039 Archrock, Inc. 1,416,278
22,805 Atlas Energy Solutions, Inc.^ 304,903
7,892 Bristow Group, Inc.* 260,199
21,291 Cactus, Inc., Class A 930,843
14,951 Core Laboratories, Inc. 172,236
46,170 Helix Energy Solutions Group, Inc.* 288,101
Shares Value
Common Stocks, continued
Energy Equipment & Services, continued
32,694 Helmerich & Payne, Inc. $ 495,641
12,112 Innovex International, Inc.* 189,189
52,944 Liberty Energy, Inc. 607,797
33,017 Oceaneering International, Inc.* 684,112
113,935 Patterson-UTI Energy, Inc. 675,635
25,786 ProPetro Holding Corp.* 153,942
27,191 RPC, Inc. 128,613
14,889 Tidewater, Inc.* 686,830
6,994,319
Entertainment ( 0 .5% ):
34,485 Cinemark Holdings, Inc. 1,040,757
5,312 Madison Square Garden Sports Corp.* 1,109,943
2,150,700
Financial Services ( 2 .3% ):
9,649 Enact Holdings, Inc. 358,460
20,411 EVERTEC, Inc. 735,817
13,661 Jackson Financial, Inc., Class A 1,212,960
20,678 Mr. Cooper Group, Inc.* 3,085,364
23,718 NCR Atleos Corp.* 676,675
26,294 NMI Holdings, Inc.* 1,109,344
82,559 Payoneer Global, Inc.* 565,529
44,057 Radian Group, Inc. 1,586,933
10,230 Walker & Dunlop, Inc. 721,011
10,052,093
Food Products ( 1 .3% ):
25,305 B&G Foods, Inc.^ 107,040
14,073 Cal-Maine Foods, Inc. 1,402,093
11,003 Fresh Del Monte Produce, Inc. 356,717
15,745 Freshpet, Inc.* 1,070,030
4,927 J & J Snack Foods Corp. 558,771
2,868 John B Sanfilippo & Son, Inc. 181,373
29,895 Simply Good Foods Co. (The)* 944,383
4,776 Tootsie Roll Industries, Inc. 159,757
14,786 TreeHouse Foods, Inc.* 287,144
21,486 WK Kellogg Co.^ 342,487
5,409,795
Gas Utilities ( 0 .3% ):
7,311 Chesapeake Utilities Corp. 878,929
12,988 Northwest Natural Holding Co. 515,883
1,394,812
Ground Transportation ( 0 .7% ):
7,519 ArcBest Corp. 579,038
14,049 Heartland Express, Inc. 121,383
39,508 Hertz Global Holdings, Inc.*^ 269,840
17,104 Marten Transport, Ltd. 222,181
45,869 RXO, Inc.* 721,061
15,733 Schneider National, Inc., Class B 379,952
19,356 Werner Enterprises, Inc. 529,580
2,823,035
Health Care Equipment & Supplies ( 3 .7% ):
11,975 Artivion, Inc.* 372,423
14,720 Avanos Medical, Inc.* 180,173
9,897 CONMED Corp. 515,436
18,701 Embecta Corp. 181,213

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
18,431 Enovis Corp.* $ 577,996
18,546 Glaukos Corp.* 1,915,616
7,934 ICU Medical, Inc.* 1,048,478
9,572 Inspire Medical Systems, Inc.* 1,242,158
11,220 Integer Holdings Corp.* 1,379,723
21,562 Integra LifeSciences Holdings Corp.* 264,566
6,548 LeMaitre Vascular, Inc. 543,811
19,230 Merit Medical Systems, Inc.* 1,797,620
61,719 Neogen Corp.* 295,017
4,420 OmniAb, Inc. - Vesting 12.5*(a) —
4,420 OmniAb, Inc. - Vesting 15*(a) —
15,083 Omnicell, Inc.* 443,440
21,502 QuidelOrtho Corp.* 619,688
16,060 STAAR Surgical Co.* 269,487
21,379 Tandem Diabetes Care, Inc.* 398,505
14,538 Teleflex, Inc. 1,720,718
10,943 TransMedics Group, Inc.* 1,466,471
2,352 UFP Technologies, Inc.* 574,264
15,806,803
Health Care Providers & Services ( 2 .0% ):
34,281 AdaptHealth Corp.* 323,270
5,736 Addus HomeCare Corp.* 660,730
12,469 AMN Healthcare Services, Inc.* 257,734
13,431 Astrana Health, Inc.* 334,163
34,991 Concentra Group Holdings Parent, Inc. 719,765
8,750 CorVel Corp.* 899,325
3,999 National HealthCare Corp. 427,933
41,360 NeoGenomics, Inc.* 302,342
23,820 Owens & Minor, Inc.* 216,762
27,153 Pediatrix Medical Group, Inc.* 389,645
27,042 Premier, Inc., Class A 593,031
33,712 Privia Health Group, Inc.* 775,376
24,181 Progyny, Inc.* 531,982
21,354 RadNet, Inc.* 1,215,256
34,093 Select Medical Holdings Corp. 517,532
4,790 US Physical Therapy, Inc. 374,578
8,539,424
Health Care REITs ( 0 .8% ):
61,952 CareTrust REIT, Inc. 1,895,731
14,595 LTC Properties, Inc. 505,133
194,341 Medical Properties Trust, Inc.^ 837,610
3,970 Universal Health Realty Income Trust 158,681
3,397,155
Health Care Technology ( 0 .2% ):
35,753 Certara, Inc.* 418,310
7,260 HealthStream, Inc. 200,884
18,036 Schrodinger, Inc.* 362,884
5,090 Simulations Plus, Inc. 88,821
1,070,899
Hotel & Resort REITs ( 1 .1% ):
73,162 Apple Hospitality REIT, Inc. 853,801
67,838 DiamondRock Hospitality Co. 519,639
38,921 Pebblebrook Hotel Trust 388,821
19,357 Ryman Hospitality Properties, Inc. 1,909,955
37,370 Summit Hotel Properties, Inc. 190,213
65,041 Sunstone Hotel Investors, Inc. 564,556
Shares Value
Common Stocks, continued
Hotel & Resort REITs, continued
34,448 Xenia Hotels & Resorts, Inc. $ 433,011
4,859,996
Hotels, Restaurants & Leisure ( 2 .3% ):
7,244 BJ's Restaurants, Inc.* 323,082
24,896 Bloomin' Brands, Inc. 214,355
14,348 Brinker International, Inc.* 2,587,375
14,862 Cheesecake Factory, Inc. (The)^ 931,253
7,129 Cracker Barrel Old Country Store, Inc. 435,439
9,048 Dave & Buster's Entertainment, Inc.* 272,164
6,823 Golden Entertainment, Inc. 200,801
6,191 Jack in the Box, Inc.^ 108,095
4,054 Monarch Casino & Resort, Inc. 350,428
10,520 Papa John's International, Inc. 514,849
47,425 Penn Entertainment, Inc.* 847,485
124,528 Sabre Corp.* 393,508
13,012 Shake Shack, Inc., Class A* 1,829,487
30,235 Six Flags Entertainment Corp.* 920,051
9,928,372
Household Durables ( 2 .7% ):
2,556 Cavco Industries, Inc.* 1,110,403
8,639 Century Communities, Inc. 486,548
17,055 Champion Homes, Inc.* 1,067,814
8,971 Dream Finders Homes, Inc., Class A* 225,441
7,291 Ethan Allen Interiors, Inc. 203,054
9,500 Green Brick Partners, Inc.* 597,360
7,515 Helen of Troy, Ltd.* 213,276
7,435 Installed Building Products, Inc. 1,340,679
13,440 La-Z-Boy, Inc. 499,565
43,775 Leggett & Platt, Inc. 390,473
6,690 LGI Homes, Inc.* 344,669
8,638 M/I Homes, Inc.* 968,493
23,832 Meritage Homes Corp. 1,596,029
133,802 Newell Brands, Inc. 722,531
38,343 Sonos, Inc.* 414,488
29,434 Tri Pointe Homes, Inc.* 940,416
9,942 Worthington Enterprises, Inc. 632,709
11,753,948
Household Products ( 0 .5% ):
3,822 Central Garden & Pet Co.* 134,458
14,956 Central Garden & Pet Co., Class A* 467,973
21,085 Energizer Holdings, Inc. 425,074
4,289 WD-40 Co. 978,278
2,005,783
Independent Power and Renewable Electricity Producers
( 0 .3% ):
13,360 Clearway Energy, Inc., Class A 404,274
25,345 Clearway Energy, Inc., Class C 811,040
1,215,314
Industrial REITs ( 0 .7% ):
9,128 Innovative Industrial Properties, Inc. 504,048
94,975 LXP Industrial Trust 784,493
33,539 Terreno Realty Corp. 1,880,532
3,169,073

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Insurance ( 2 .7% ):
6,669 AMERISAFE, Inc. $ 291,635
15,789 Assured Guaranty, Ltd. 1,375,222
8,245 Employers Holdings, Inc. 388,999
133,851 Genworth Financial, Inc.* 1,041,361
8,151 Goosehead Insurance, Inc., Class A 860,012
3,026 HCI Group, Inc. 460,557
13,807 Horace Mann Educators Corp. 593,287
57,961 Lincoln National Corp. 2,005,451
8,791 Mercury General Corp. 591,986
8,712 Palomar Holdings, Inc.* 1,343,826
16,556 ProAssurance Corp.* 377,973
5,151 Safety Insurance Group, Inc. 408,938
25,933 SiriusPoint, Ltd.* 528,774
9,553 Stewart Information Services Corp. 621,900
11,166 Trupanion, Inc.* 618,038
7,396 United Fire Group, Inc. 212,265
11,720,224
Interactive Media & Services ( 1 .0% ):
13,646 Angi, Inc.* 208,238
28,838 Cargurus, Inc.* 965,208
19,836 Cars.com, Inc.* 235,057
21,216 IAC, Inc.* 792,205
18,392 QuinStreet, Inc.* 296,111
8,005 Shutterstock, Inc. 151,775
37,284 TripAdvisor, Inc.* 486,556
20,977 Yelp, Inc.* 718,882
13,730 Ziff Davis, Inc.* 415,607
4,269,639
IT Services ( 0 .4% ):
20,552 DigitalOcean Holdings, Inc.* 586,965
59,529 DXC Technology Co.* 910,198
20,794 Grid Dynamics Holdings, Inc.* 240,171
1,737,334
Leisure Products ( 0 .3% ):
8,837 Acushnet Holdings Corp. 643,510
5,151 Sturm Ruger & Co., Inc. 184,921
45,471 Topgolf Callaway Brands Corp.* 366,042
1,194,473
Life Sciences Tools & Services ( 0 .3% ):
14,590 Azenta, Inc.* 449,080
11,751 BioLife Solutions, Inc.* 253,117
33,920 Cytek Biosciences, Inc.* 115,328
29,286 Fortrea Holdings, Inc.* 144,673
1,755 Mesa Laboratories, Inc. 165,356
1,127,554
Machinery ( 4 .9% ):
3,310 Alamo Group, Inc. 722,838
9,786 Albany International Corp. 686,292
7,345 Astec Industries, Inc. 306,213
17,284 Enerpac Tool Group Corp. 701,039
6,764 Enpro, Inc. 1,295,644
8,344 ESCO Technologies, Inc. 1,600,963
19,730 Federal Signal Corp. 2,099,667
12,578 Franklin Electric Co., Inc. 1,128,750
73,814 Gates Industrial Corp. plc* 1,699,936
Shares Value
Common Stocks, continued
Machinery, continued
10,426 Greenbrier Cos., Inc. (The) $ 480,117
22,877 Hillenbrand, Inc. 459,141
14,964 JBT Marel Corp. 1,799,571
3,787 Kadant, Inc. 1,202,183
24,837 Kennametal, Inc. 570,258
3,409 Lindsay Corp. 491,748
50,769 Mueller Water Products, Inc., Class A 1,220,487
7,888 Proto Labs, Inc.* 315,836
15,055 SPX Technologies, Inc.* 2,524,422
3,763 Standex International Corp. 588,834
5,993 Tennant Co. 464,338
15,483 Titan International, Inc.* 159,010
26,693 Trinity Industries, Inc. 720,978
21,238,265
Marine Transportation ( 0 .3% ):
10,615 Matson, Inc. 1,181,980
Media ( 0 .9% ):
1,476 Cable One, Inc. 200,456
13,222 John Wiley & Sons, Inc., Class A 590,098
36,452 Ralliant Corp.* 1,767,557
7,999 Scholastic Corp. 167,819
9,088 TechTarget, Inc.* 70,614
52,355 TEGNA, Inc. 877,470
12,283 Thryv Holdings, Inc.* 149,361
3,823,375
Metals & Mining ( 1 .0% ):
3,540 Alpha Metallurgical Resources, Inc.* 398,179
17,090 Century Aluminum Co.* 307,962
5,207 Kaiser Aluminum Corp. 416,039
6,749 Materion Corp. 535,668
11,993 Metallus, Inc.* 184,812
39,195 MP Materials Corp.*^ 1,304,018
27,234 SunCoke Energy, Inc. 233,940
16,896 Warrior Met Coal, Inc. 774,344
11,429 Worthington Steel, Inc. 340,927
4,495,889
Mortgage Real Estate Investment
Trusts (REITs) ( 1 .4% ):
42,021 Apollo Commercial Real Estate Finance, Inc. 406,763
61,541 Arbor Realty Trust, Inc.^ 658,489
23,763 ARMOUR Residential REIT, Inc.^ 399,456
55,940 Blackstone Mortgage Trust, Inc., Class A 1,076,845
28,044 Ellington Financial, Inc. 364,291
27,711 Franklin BSP Realty Trust, Inc. 296,231
38,909 Hannon Armstrong Sustainable Infrastructure
Capital, Inc. 1,045,096
18,905 KKR Real Estate Finance Trust, Inc. 165,797
29,026 New York Mortgage Trust, Inc. 194,474
28,280 PennyMac Mortgage Investment Trust 363,681
54,725 Ready Capital Corp.^ 239,148
47,407 Redwood Trust, Inc. 280,175
34,262 Two Harbors Investment Corp. 369,002
5,859,448
Multi-Utilities ( 0 .3% ):
25,620 Avista Corp. 972,279

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Multi-Utilities, continued
5,274 Unitil Corp. $ 275,039
1,247,318
Office REITs ( 1 .0% ):
57,012 Brandywine Realty Trust 244,581
54,777 Douglas Emmett, Inc. 823,846
12,866 Easterly Government Properties, Inc. 285,625
34,809 Highwoods Properties, Inc. 1,082,212
25,009 JBG SMITH Properties 432,656
23,169 SL Green Realty Corp. 1,434,161
4,303,081
Oil, Gas & Consumable Fuels ( 2 .3% ):
22,514 California Resources Corp. 1,028,214
29,489 Comstock Resources, Inc.* 815,961
16,184 Core Natural Resources, Inc. 1,128,672
58,125 Crescent Energy Co., Class A 499,875
10,909 CVR Energy, Inc. 292,907
11,910 Dorian LPG, Ltd. 290,366
13,159 International Seaways, Inc. 480,040
61,700 Magnolia Oil & Gas Corp., Class A 1,387,016
32,237 Northern Oil & Gas, Inc. 913,919
16,765 Par Pacific Holdings, Inc.* 444,776
39,719 Peabody Energy Corp. 533,029
4,733 REX American Resources Corp.* 230,544
36,593 SM Energy Co. 904,213
39,328 Talos Energy, Inc.* 333,502
8,525 Vital Energy, Inc.* 137,167
18,112 World Kinect Corp. 513,475
9,933,676
Paper & Forest Products ( 0 .1% ):
11,050 Sylvamo Corp. 553,605
Passenger Airlines ( 0 .5% ):
4,622 Allegiant Travel Co.* 253,979
97,868 JetBlue Airways Corp.* 413,982
13,213 SkyWest, Inc.* 1,360,542
12,653 Sun Country Airlines Holdings, Inc.* 148,673
2,177,176
Personal Care Products ( 0 .3% ):
15,622 Edgewell Personal Care Co. 365,711
5,757 Interparfums, Inc. 755,952
3,412 USANA Health Sciences, Inc.* 104,168
1,225,831
Pharmaceuticals ( 1 .8% ):
12,312 Amphastar Pharmaceuticals, Inc.* 282,683
5,411 ANI Pharmaceuticals, Inc.* 353,068
10,435 Collegium Pharmaceutical, Inc.* 308,563
30,574 Corcept Therapeutics, Inc.* 2,244,131
12,446 Harmony Biosciences Holdings, Inc.* 393,294
17,734 Innoviva, Inc.* 356,276
6,110 Ligand Pharmaceuticals, Inc.* 694,585
84,497 Organon & Co. 817,931
15,012 Pacira BioSciences, Inc.* 358,787
7,061 Phibro Animal Health Corp., Class A 180,338
16,250 Prestige Consumer Healthcare, Inc.* 1,297,562
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
17,852 Supernus Pharmaceuticals, Inc.* $ 562,695
7,849,913
Professional Services ( 1 .5% ):
46,766 Amentum Holdings, Inc.* 1,104,145
9,083 CSG Systems International, Inc. 593,211
6,601 Heidrick & Struggles International, Inc. 302,062
16,488 Korn Ferry 1,209,065
16,270 NV5 Global, Inc.* 375,674
32,910 Robert Half, Inc. 1,350,955
53,186 Verra Mobility Corp.* 1,350,393
6,285,505
Real Estate Management & Development ( 0 .5% ):
69,490 Cushman & Wakefield plc* 769,254
27,484 eXp World Holdings, Inc. 250,104
38,463 Kennedy-Wilson Holdings, Inc. 261,549
7,818 Marcus & Millichap, Inc. 240,091
11,972 St. Joe Co. (The) 571,064
2,092,062
Residential REITs ( 0 .3% ):
5,275 Centerspace 317,502
28,419 Elme Communities 451,862
7,199 NexPoint Residential Trust, Inc. 239,871
25,540 Veris Residential, Inc. 380,291
1,389,526
Retail REITs ( 1 .6% ):
40,854 Acadia Realty Trust 758,659
30,185 Curbline Properties Corp. 689,124
15,549 Getty Realty Corp. 429,774
81,727 Macerich Co. (The) 1,322,343
40,898 Phillips Edison & Co., Inc. 1,432,657
3,692 Saul Centers, Inc. 126,045
15,440 SITE Centers Corp. 174,626
36,476 Tanger, Inc. 1,115,436
41,029 Urban Edge Properties 765,601
13,897 Whitestone REIT 173,435
6,987,700
Semiconductors & Semiconductor Equipment ( 2 .9% ):
7,863 Alpha & Omega Semiconductor, Ltd.* 201,765
10,567 Axcelis Technologies, Inc.* 736,414
7,644 CEVA, Inc.* 168,015
15,184 Cohu, Inc.* 292,140
14,651 Diodes, Inc.* 774,891
24,988 FormFactor, Inc.* 859,837
11,027 Ichor Holdings, Ltd.* 216,570
7,601 Impinj, Inc.* 844,243
17,580 Kulicke & Soffa Industries, Inc. 608,268
25,053 MaxLinear, Inc.* 356,003
9,556 PDF Solutions, Inc.* 204,307
17,487 Penguin Solutions, Inc.* 346,418
20,469 Photronics, Inc.* 385,431
30,224 Qorvo, Inc.* 2,566,320
28,006 Semtech Corp.* 1,264,191
6,770 SiTime Corp.* 1,442,552
18,946 SolarEdge Technologies, Inc.*^ 386,498
14,531 Ultra Clean Holdings, Inc.* 327,965

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
18,711 Veeco Instruments, Inc.* $ 380,208
12,362,036
Software ( 4 .2% ):
23,613 A10 Networks, Inc. 456,912
34,195 ACI Worldwide, Inc.* 1,569,892
35,555 Adeia, Inc. 502,748
7,216 Agilysys, Inc.* 827,242
15,701 Alarm.com Holdings, Inc.* 888,206
16,634 BlackLine, Inc.* 941,817
46,505 Box, Inc., Class A* 1,589,076
89,962 Cleanspark, Inc.* 992,281
30,009 Clear Secure, Inc., Class A 833,050
45,582 DoubleVerify Holdings, Inc.* 682,362
8,365 InterDigital, Inc. 1,875,684
21,029 LiveRamp Holdings, Inc.* 694,798
113,849 MARA Holdings, Inc.* 1,785,152
22,608 N-able, Inc.* 183,125
45,784 NCR Voyix Corp.* 537,046
13,852 Progress Software Corp. 884,312
35,453 Sprinklr, Inc., Class A* 299,932
12,310 SPS Commerce, Inc.* 1,675,268
30,758 Teradata Corp.* 686,211
17,905,114
Specialized REITs ( 0 .5% ):
31,485 Four Corners Property Trust, Inc. 847,261
44,927 Outfront Media, Inc. 733,209
14,952 Safehold, Inc. 232,653
79,166 Uniti Group, Inc.* 341,997
2,155,120
Specialty Retail ( 3 .1% ):
21,622 Academy Sports & Outdoors, Inc. 968,882
19,175 Advance Auto Parts, Inc.^ 891,446
54,325 American Eagle Outfitters, Inc. 522,606
6,366 Asbury Automotive Group, Inc.* 1,518,546
9,870 Boot Barn Holdings, Inc.* 1,500,240
9,345 Buckle, Inc. (The) 423,796
11,091 Caleres, Inc. 135,532
26,470 Foot Locker, Inc.* 648,515
4,179 Group 1 Automotive, Inc. 1,825,011
9,072 Guess?, Inc.^ 109,680
6,557 MarineMax, Inc.* 164,843
9,610 Monro, Inc. 143,285
25,361 National Vision Holdings, Inc.* 583,557
33,165 Sally Beauty Holdings, Inc.* 307,108
5,752 Shoe Carnival, Inc. 107,620
13,832 Signet Jewelers, Ltd. 1,100,335
4,619 Sonic Automotive, Inc., Class A 369,197
16,445 Upbound Group, Inc. 412,769
18,185 Urban Outfitters, Inc.* 1,319,140
25,775 Victoria's Secret & Co.* 477,353
13,529,461
Technology Hardware, Storage & Peripherals ( 0 .5% ):
14,858 Corsair Gaming, Inc.* 140,111
Shares Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
43,969 Sandisk Corp.* $ 1,993,994
37,494 Xerox Holdings Corp.^ 197,593
2,331,698
Textiles, Apparel & Luxury Goods ( 0 .8% ):
11,707 Carter's, Inc. 352,732
12,785 G-III Apparel Group, Ltd.* 286,384
113,666 Hanesbrands, Inc.* 520,590
16,139 Kontoor Brands, Inc. 1,064,690
4,767 Oxford Industries, Inc. 191,872
23,053 Steven Madden, Ltd. 552,811
25,914 Wolverine World Wide, Inc. 468,525
3,437,604
Tobacco ( 0 .1% ):
7,999 Universal Corp. 465,862
Trading Companies & Distributors ( 1 .5% ):
33,667 Air Lease Corp. 1,969,183
12,434 Boise Cascade Co. 1,079,520
34,078 DNOW, Inc.* 505,377
4,145 DXP Enterprises, Inc.* 363,309
12,450 GMS, Inc.* 1,353,937
19,980 Rush Enterprises, Inc., Class A 1,029,170
6,300,496
Water Utilities ( 0 .6% ):
12,071 American States Water Co. 925,363
18,996 California Water Service Group 863,938
9,780 H2O America 508,267
5,689 Middlesex Water Co. 308,230
2,605,798
Wireless Telecommunication Services ( 0 .3% ):
19,104 Gogo, Inc.* 280,447
31,716 Telephone and Data Systems, Inc. 1,128,455
1,408,902
Total Common Stocks (Cost $320,038,717) 429,333,128
Affiliated Investment Company ( 1 .5% ):
Money Market Funds ( 1 .5% ):
6,606,038 BlackRock Liquidity FedFund, Institutional Class ,
4.55%
+
(b)(c) 6,606,038
Total Affiliated Investment Company (Cost $6,606,038) 6,606,038
Unaffiliated Investment Company ( 0 .6% ):
Money Market Funds ( 0 .6% ):
2,700,324 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 4.11%(c) 2,700,324
Total Unaffiliated Investment Company (Cost $2,700,324) 2,700,324
Total Investment Securities
(Cost $ 329,345,079 ) — 101 .8% 438,639,490
Net other assets (liabilities) — ( 1 .8 ) % (7,890,906)
Net Assets — 100.0% $ 430,748,584
ADR—American Depository Receipt
REIT—Real Estate Investment Trust

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2025 .
* Non-income producing security.
^ This security or a partial position of this security was on loan as of June 30, 2025. The total value of securities on loan as of June 30, 2025 was $6,391,533.
+ Affiliated Securities
(a) Security was valued using significant unobservable inputs as of June 30, 2025.
(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2025.
(c) The rate represents the effective yield at June 30, 2025.
Amounts shown as “—“ are either $0 or round to less than $1.
Futures Contracts
At June 30, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
E-Mini Russell 2000 Index September Futures (U.S. Dollar) 9/19/25 12 $ 1,315,020 $ 36,862
$ 36,862

AZL Small Cap Stock Index Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2025
(Unaudited)
Assets:
Investments in non-affiliates, at cost $ 322,739,041
Investments in affiliates, at cost 6,606,038
aaa
aaa
Investments in non-affiliates, at value(a) $ 432,033,452
Investments in affiliates, at value 6,606,038
Deposit at broker for futures contracts collateral 112,600
Interest and dividends receivable 504,991
Receivable for investments sold 141,052
Receivable for variation margin on futures contracts 3,207
Prepaid expenses 1,222
Total Assets 439,402,562
Liabilities:
Payable for investments purchased 1,767,771
Payable for capital shares redeemed 49,387
Payable for collateral received on loaned securities 6,606,038
Management fees payable 90,383
Administration fees payable 22,753
Distribution fees payable 81,041
Custodian fees payable 8,188
Administrative and compliance services fees payable 89
Transfer agent fees payable 1,120
Trustee fees payable 1,175
Other accrued liabilities 26,033
Total Liabilities 8,653,978
Commitments and contingent liabilities^
Net Assets
$ 430,748,584
Net Assets Consist of:
Paid in capital $ 252,551,926
Total distributable earnings 178,196,658
Net Assets
$ 430,748,584
Class 1
Net Assets $ 29,011,938
Shares of beneficial interest (unlimited number of shares authorized, no par value) 4,247,641
Net Asset Value (offering and redemption price per share) $ 6.83
Class 2
Net Assets $ 401,736,646
Shares of beneficial interest (unlimited number of shares authorized, no par value) 33,866,024
Net Asset Value (offering and redemption price per share) $ 11.86
(a) Includes securities on loan of $6,391,533.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends $ 3,788,361
Interest 4,962
Income from securities lending 23,687
Foreign withholding tax (4,196)
Total Investment Income 3,812,814
Expenses:
Management fees 555,124
Administration fees 96,235
Distribution fees - Class 2 496,965
Custodian fees 19,370
Administrative and compliance services fees 5,152
Transfer agent fees 3,981
Trustee fees 11,184
Professional fees 12,407
Licensing fees 53,524
Shareholder reports 6,005
Other expenses 6,057
Total expenses 1,266,004
Net Investment Income/(Loss)
2,546,810
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 10,166,082
Net realized gains/(losses) on futures contracts (544,002)
Change in net unrealized appreciation/depreciation on securities and foreign currencies (33,936,696)
Change in net unrealized appreciation/depreciation on futures contracts 47,299
Net realized and Change in net unrealized gains/losses on
investments
(24,267,317)
Change in Net Assets Resulting From Operations
$ (21,720,507)

AZL Small Cap Stock Index Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Six Months Ended
June 30, 2025
For the
Year Ended
December 31, 2024
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 2,546,810 $ 4,983,603
Net realized gains/(losses) on investments 9,622,080 66,682,150
Change in unrealized appreciation/depreciation on investments (33,889,397) (40,160,832)
Change in net assets resulting from operations (21,720,507) 31,504,921
Distributions to Shareholders:
Class 1 — (3,413,886)
Class 2 — (26,404,044)
Change in net assets resulting from distributions to shareholders — (29,817,930)
Capital Transactions:
Class 1
Proceeds from shares issued 124,184 343,445
Proceeds from dividends reinvested — 3,413,886
Value of shares redeemed (2,406,987) (5,339,852)
Total Class 1 Shares (2,282,803) (1,582,521)
Class 2
Proceeds from shares issued 9,989,415 1,886,971
Proceeds from dividends reinvested — 26,404,044
Value of shares redeemed (26,267,652) (177,597,723)
Total Class 2 Shares (16,278,237) (149,306,708)
Change in net assets resulting from capital transactions (18,561,040) (150,889,229)
Change in net assets (40,281,547) (149,202,238)
Net Assets:
Beginning of period 471,030,131 620,232,369
End of period $ 430,748,584 $ 471,030,131
Share Transactions:
Class 1
Shares issued 18,527 45,955
Dividends reinvested — 482,869
Shares redeemed (360,705) (721,254)
Total Class 1 Shares (342,178) (192,430)
Class 2
Shares issued 921,520 152,093
Dividends reinvested — 2,144,926
Shares redeemed (2,248,872) (14,895,453)
Total Class 2 Shares (1,327,352) (12,598,434)
Change in shares (1,669,530) (12,790,864)
Amounts shown as “—“ are either $0 or round to less than $1.

AZL Small Cap Stock Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
(Unaudited)
Class 1
Net Asset Value, Beginning of Period
$ 7.16  $ 7.36  $ 7.22  $ 11.75  $ 9.76  $ 9.65
Investment Activities:
Net Investment Income/(Loss)(a) 0.05  0.09  0.10  0.10  0.11  0.09
Net Realized and Unrealized Gains/(Losses) on Investments (0.38) 0.52  0.88  (2.11) 2.44  0.80
Total from Investment Activities (0.33) 0.61  0.98  (2.01) 2.55  0.89
Distributions to Shareholders From:
Net Investment Income —  (0.21) (0.16) (0.16) (0.14) (0.17)
Net Realized Gains —  (0.60) (0.68) (2.36) (0.42) (0.61)
Total Dividends —  (0.81) (0.84) (2.52) (0.56) (0.78)
Net Asset Value, End of Period
$ 6.83  $ 7.16  $ 7.36  $ 7.22  $ 11.75  $ 9.76
Total Return
(b) (4.61)%(c) 8.30% 15.64% (16.45)% 26.37% 10.98%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 29,012  $ 32,862  $ 35,207  $ 34,525  $ 46,174  $ 42,848
Net Investment Income/(Loss)(d) 1.42% 1.18% 1.36% 1.08% 0.95% 1.11%
Expenses Before Reductions(d)(e) 0.36% 0.34% 0.33% 0.32% 0.33% 0.34%
Expenses Net of Reductions(d) 0.36% 0.34% 0.33% 0.32% 0.33% 0.34%
Portfolio Turnover Rate(f) 9% (c) 19% 27% 12% 20% 21%
Class 2
Net Asset Value, Beginning of Period
$ 12.45  $ 12.24  $ 11.43  $ 16.77  $ 13.74  $ 13.23
Investment Activities:
Net Investment Income/(Loss)(a) 0.07  0.12  0.13  0.12  0.12  0.10
Net Realized and Unrealized Gains/(Losses) on Investments (0.66) 0.85  1.48  (2.98) 3.44  1.15
Total from Investment Activities (0.59) 0.97  1.61  (2.86) 3.56  1.25
Distributions to Shareholders From:
Net Investment Income —  (0.16) (0.12) (0.12) (0.11) (0.13)
Net Realized Gains —  (0.60) (0.68) (2.36) (0.42) (0.61)
Total Dividends —  (0.76) (0.80) (2.48) (0.53) (0.74)
Net Asset Value, End of Period
$ 11.86  $ 12.45  $ 12.24  $ 11.43  $ 16.77  $ 13.74
Total Return
(b) (4.74)%(c) 7.99% 15.36% (16.65)% 26.04% 10.71%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 401,737  $ 438,169  $ 585,025  $ 585,701  $ 825,440  $ 771,671
Net Investment Income/(Loss)(d) 1.18% 0.94% 1.12% 0.82% 0.71% 0.86%
Expenses Before Reductions(d)(e) 0.61% 0.59% 0.58% 0.57% 0.58% 0.59%
Expenses Net of Reductions(d) 0.61% 0.59% 0.58% 0.57% 0.58% 0.59%
Portfolio Turnover Rate(f) 9% (c) 19% 27% 12% 20% 21%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

AZL Small Cap Stock Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Small Cap Stock
Index Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL Small Cap Stock Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2025 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $2,377 during the period ended June 30, 2025. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $6,606,038 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2025. At June 30, 2025, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2025, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Futures Contracts
During the period ended June 30, 2025, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June
30, 2025, the monthly average notional amount for long contracts was $2.9 million. There was no short contract activity during the period. Realized gains and losses are reported as
“Net realized gains/(losses) on futures contracts” on the Statement of Operations.

AZL Small Cap Stock Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2025:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2025:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock
Investment” or the “Subadviser”), BlackRock Investment provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
For the period ended June 30, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The annual rate due to the Subadviser from the Manager is 0.015%.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30,
2025, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the period ended June 30, 2025, there were no such waivers.
At June 30, 2025, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
36,862 –
Futures Contracts Receivable for variation margin on futures contracts* $36,862 Payable for variation margin on futures contracts* $—
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts”.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
544,002 (47,299)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ (544,002) $ 47,299
Annual Rate* Annual Expense Limit
AZL Small Cap Stock Index Fund, Class 1 0.26% 0.46%
AZL Small Cap Stock Index Fund, Class 2 0.26% 0.71%
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
06/30/25
Shares
as of
06/30/25
Dividend
Income
Capital Gains
Distributions
BlackRock Liquidity FedFund ,
Institutional Class $ 4,141,438 $ 2,464,600
(a)
$ — $ — $ — $ 6,606,038 6,606,038 $ 23,687
(b)
$ —
(a) Represents net amount purchased (sold).
(b) All or portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of securities lending fess and collateral investment expenses, and other payments to and from borrowers of securities.

AZL Small Cap Stock Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of June 30, 2025 in valuing the Fund’s investments based upon the three levels defined above:
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 429,333,128 $ — $ —
#
$ 429,333,128
Affiliated Investment Company 6,606,038 — — 6,606,038

AZL Small Cap Stock Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

5. Security Purchases and Sales
For the period ended June 30, 2025, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk : The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk.
Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Index Fund Risk : The Fund does not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund's performance.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security or other asset may fluctuate significantly due to factors such as changes in general market conditions, including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiment, or instability or other disruptive events in the local, regional or global markets. Certain changes in the U.S. economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the Fund's securities.
Technology Sector Risk : Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 was $343,465,355. The gross unrealized appreciation/
(depreciation) on a tax basis was as follows:
Investment Securities: Level 1 Level 2 Level 3 Total
Unaffiliated Investment Company $ 2,700,324 $ — $ — $ 2,700,324
Total Investment Securities 438,639,490 — — 438,639,490
Other Financial Instruments:
*
Futures Contracts 36,862 — — 36,862
Total Investments $438,676,352 $— $— $438,676,352
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
#
Represents the interest in securities that were determined to have a value of zero at June 30, 2025.
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
Purchases Sales
AZL Small Cap Stock Index Fund $39,373,391 $56,078,509
Unrealized appreciation $166,825,477
Unrealized (depreciation) (35,035,059)
Net unrealized appreciation/(depreciation) $131,790,418

AZL Small Cap Stock Index Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

The tax character of dividends paid to shareholders during the year ended December 31, 2024, was as follows:
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2025, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 70% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.
9. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements, except as noted below.
On August 19, 2025, the Board approved a reverse share split for the Fund.  Effective September 19, 2025, the Fund's Class 1 shares will implement a 2 for 1 reverse share split, the net effect of which will decrease the number of the Fund's Class 1 outstanding shares and will increase the Class 1 net asset value per share by a proportionate amount. While the number of the Fund's Class 1 outstanding shares will decrease, neither the Fund's holdings nor the total value of Class 1 shareholders' investments in the Fund will be affected.
Immediately after the reverse share split, each Class 1 shareholder will continue to own the same percentage of the Fund's net assets prior to the reverse share split.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Small Cap Stock Index Fund $6,594,137 $23,223,793 $29,817,930
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL Small Cap Stock Index Fund $6,672,818 $61,453,929 $— $131,790,418 $199,917,165
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts, investments in real estate investment trusts and other miscellaneous differences.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts
Not applicable.

SARRPT0625 08/25
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® T. Rowe Price Capital Appreciation Fund
Semi-Annual Financial Statements and Other Information
June 30, 2025
(Unaudited)

AZL® T. Rowe Price Capital Appreciation Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks (60.4%):
Aerospace & Defense (1.0%):
1,600 L3Harris Technologies, Inc. $ 401,344
3,310 Lockheed Martin Corp. 1,532,993
3,500 Northrop Grumman Corp. 1,749,930
40,236 RTX Corp. 5,875,261
9,559,528
Beverages (0.3%):
27,600 Keurig Dr Pepper, Inc. 912,456
12,200 PepsiCo, Inc. 1,610,888
2,523,344
Biotechnology (0.9%):
12,700 AbbVie, Inc. 2,357,374
8,767 Alnylam Pharmaceuticals, Inc.* 2,858,831
4,682 Ascendis Pharma A/S, ADR* 808,113
3,075 Biogen, Inc.
#
* 386,189
14,138 BioNTech SE, ADR* 1,505,273
37,919 Cytokinetics, Inc.* 1,252,844
9,168,624
Broadline Retail (4.2%):
192,199 Amazon.com, Inc.
#
* 42,166,539
Capital Markets (0.6%):
1,600 Cboe Global Markets, Inc. 373,136
5,200 CME Group, Inc. 1,433,224
6,138 Intercontinental Exchange, Inc. 1,126,139
11,209 KKR & Co., Inc. 1,491,133
12,087 Morgan Stanley 1,702,575
6,126,207
Commercial Services & Supplies (0.6%):
43,516 Veralto Corp. 4,392,940
7,100 Waste Management, Inc. 1,624,622
6,017,562
Construction Materials (0.5%):
19,600 Vulcan Materials Co. 5,112,072
Electric Utilities (0.3%):
5,300 Alliant Energy Corp. 320,491
7,800 American Electric Power Co., Inc. 809,328
4,500 Duke Energy Corp. 531,000
22,100 Exelon Corp. 959,582
2,620,401
Electronic Equipment, Instruments & Components (1.6%):
150,336 Amphenol Corp., Class A 14,845,680
3,019 Teledyne Technologies, Inc.* 1,546,664
16,392,344
Financial Services (1.0%):
7,158 Mastercard, Inc., Class A 4,022,366
16,197 Visa, Inc., Class A
#
5,750,745
9,773,111
Health Care Equipment & Supplies (4.1%):
76,945 Abbott Laboratories 10,465,289
155,584 Becton Dickinson & Co. 26,799,344
11,600 GE HealthCare Technologies, Inc. 859,212
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
49,080 Hologic, Inc.* $ 3,198,053
41,321,898
Health Care Providers & Services (2.6%):
8,266 Cardinal Health, Inc. 1,388,688
5,800 Cencora, Inc. 1,739,130
13,200 Cigna Group (The) 4,363,656
16,823 McKesson Corp. 12,327,558
20,946 UnitedHealth Group, Inc. 6,534,523
26,353,555
Hotels, Restaurants & Leisure (2.2%):
22,277 Hilton Worldwide Holdings, Inc.
#
5,933,256
101,437 Starbucks Corp.
#
9,294,672
41,892 Yum! Brands, Inc.
#
6,207,557
21,435,485
Insurance (0.9%):
3,100 Aon plc, Class A 1,105,956
3,200 Marsh & McLennan Cos., Inc. 699,648
22,410 Willis Towers Watson plc 6,868,665
8,674,269
Interactive Media & Services (3.3%):
83,140 Alphabet, Inc., Class A 14,651,762
24,820 Meta Platforms, Inc., Class A 18,319,394
32,971,156
Life Sciences Tools & Services (3.6%):
107,192 Avantor, Inc.* 1,442,805
64,669 Danaher Corp. 12,774,714
220,853 Revvity, Inc. 21,360,902
35,578,421
Machinery (0.9%):
70,277 Fortive Corp. 3,663,540
65,339 Ingersoll Rand, Inc. 5,434,898
9,098,438
Media (0.1%):
22,904 Ralliant Corp.* 1,110,599
Multi-Utilities (5.1%):
135,590 Ameren Corp. 13,022,064
451,610 CenterPoint Energy, Inc. 16,592,151
34,600 DTE Energy Co. 4,583,116
389,237 NiSource, Inc. 15,701,821
7,200 WEC Energy Group, Inc. 750,240
50,649,392
Oil, Gas & Consumable Fuels (1.4%):
457,007 Canadian Natural Resources, Ltd., ADR 14,350,020
Pharmaceuticals (0.8%):
9,104 Eli Lilly & Co. 7,096,841
6,700 Johnson & Johnson 1,023,425
8,120,266
Semiconductors & Semiconductor Equipment (5.9%):
123,101 Advanced Micro Devices, Inc.* 17,468,032

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
15,700 Analog Devices, Inc. $ 3,736,914
2,854 ASML Holding NV, NYS 2,287,167
223,491 NVIDIA Corp.
#
35,309,343
58,801,456
Software (16.4%):
547 ANSYS, Inc.* 192,117
1,967,586 Aurora Innovation, Inc.*^ 10,310,151
31,314 Autodesk, Inc.* 9,693,875
13,416 Intuit, Inc. 10,566,844
132,680 Microsoft Corp. 65,996,359
129,112 PTC, Inc.* 22,251,162
46,773 Roper Technologies, Inc. 26,512,807
20,019 Salesforce, Inc. 5,458,981
51,981 Workday, Inc., Class A* 12,475,440
163,457,736
Specialized REITs (0.2%):
5,500 American Tower Corp. 1,215,610
3,200 SBA Communications Corp. 751,488
1,967,098
Technology Hardware, Storage & Peripherals (1.3%):
63,359 Apple, Inc. 12,999,366
Trading Companies & Distributors (0.6%):
25,593 Ferguson Enterprises, Inc. 5,572,876
Total Common Stocks (Cost $479,741,763) 601,921,763
Preferred Stock (0.0%
†
):
Multi-Utilities (0.0%
†
):
10,992 CMS Energy Corp., 5.88%, 10/15/78 242,154
Total Preferred Stock (Cost $274,800) 242,154
Principal Amount
Asset Backed Securities (0.1%):
$ 619,200 Domino's Pizza Master Issuer LLC, Class A2, Series
2019-1A, 3.67%, 10/25/49, Callable 10/25/26 @
100(a) 587,360
809,340 Domino's Pizza Master Issuer LLC, Class A23,
Series 2017-1A, 4.12%, 7/25/47, Callable 7/25/25
@ 100(a) 799,316
Total Asset Backed Securities (Cost $1,420,465) 1,386,676
Bank Loans (9.4%):
Aerospace & Defense (0.4%):
1,685,724 TransDigm, Inc. Tranche I Term Loan, 7.07% (Term
SOFR+275bps), 8/24/28 1,691,135
2,656,329 TransDigm, Inc. Tranche K Term Loan, 7.07% (Term
SOFR+275bps), 3/22/30 2,665,201
4,356,336
Biotechnology (0.3%):
2,186,300 Icon Parent, Inc. Initial Term Loan (First Lien),
4.45% (SOFR+0bps), 11/13/31 2,188,093
980,400 Icon Parent, Inc. Initial Term Loan (Second Lien),
4.45% (SOFR+0bps), 11/12/32 987,753
3,175,846
Principal Amount Value
Bank Loans, continued
Building Products (0.7%):
$ 5,794,433 Filtration Group Corporation 2025 Incremental Dollar
Term Loan, 7.32% (Term SOFR+300bps), 10/21/28 $ 5,814,308
1,022,238 Filtration Group Corporation 2025 Incremental Euro
Term Loan, 2.07% (EURIBOR RFR+0bps), 10/21/28 1,020,960
6,835,268
Capital Markets (0.3%):
2,064,000 CPI Holdco B LLC First Amendment Incremental
Term Loan, 4.45% (SOFR+0bps), 5/17/31 2,061,420
504,000 CPI Holdco B LLC Term Loan B 1L, 4.33%
(LIBOR+0bps), 5/19/31 500,220
2,561,640
Diversified Consumer Services (0.1%):
882,000 Ascend Learning LLC Amendment No. 5 Incremental
Term Loan, 7.32% (Term SOFR+300bps), 12/11/28 881,453
149,540 Four Seasons Holdings, Inc. 2024-2 Repricing Term
Loan (First Lien), 6.07% (Term SOFR+175bps),
11/30/29 150,288
500,338 Mister Car Wash Holdings, Inc. 2024 Term Loan,
6.82% (Term SOFR+250bps), 3/27/31 500,858
1,532,599
Financial Services (3.1%):
6,602,815 AmWINS Group, Inc. Initial Term Loan, 6.57%
(Term SOFR+225bps), 1/30/32 6,604,004
2,077,303 Azalea TopCo, Inc. Initial Term Loan (First Lien),
7.57% (Term SOFR+325bps), 4/30/31 2,079,899
13,096,546 Hub International Limited 2025 Incremental Term
Loan, 6.82% (Term SOFR+250bps), 6/20/30 13,132,823
642,627 Mariner Wealth Advisors LLC Initial Term Loan,
6.95% (SOFR+250bps), 8/18/28 643,964
845,000 Mariner Wealth Advisors LLC Term Loan B 1L,
4.33% (LIBOR+0bps), 12/22/30 842,887
2,204,487 SBA Senior Finance II LLC Initial Term Loan (2024),
6.20% (SOFR+175bps), 1/25/31 2,206,427
151,288 Trans Union LLC 2019 Replacement Term B-5 Loan,
6.07% (Term SOFR+175bps), 11/16/26 151,351
2,698,022 USI, Inc. 2024-C Term Loan, 6.57% (Term
SOFR+225bps), 9/29/30 2,688,741
2,641,168 USI, Inc. 2024-D Term Loan, 6.57% (Term
SOFR+225bps), 11/21/29 2,635,806
30,985,902
Health Care Equipment & Supplies (0.3%):
3,134,206 Loire UK Midco 3, Ltd. Facility B3 (USD), 8.32%
(Term SOFR+400bps), 1/21/30 3,142,042
Health Care Providers & Services (0.1%):
156,428 ADMI Corp. Amendment No. 4 Refinancing Term
Loan, 7.70% (Term SOFR+337.5bps), 12/23/27 147,759
532,206 ADMI Corp. Amendment No. 5 Incremental Term
Loan, 8.07% (Term SOFR+375bps), 12/23/27 506,261
654,020
Hotels, Restaurants & Leisure (0.6%):
3,392,852 Hilton Worldwide Series B-4 Term Loan, 4.45%
(SOFR+0bps), 11/8/30 3,402,929
2,024,507 IRB Holding Corp. 2024 Second Replacement Term
B Loan, 6.82% (Term SOFR+250bps), 12/15/27 2,023,799

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Bank Loans, continued
Hotels, Restaurants & Leisure, continued
$ 583,180 Wyndham Hotels & Resorts 2024 Term B Loan,
6.07% (Term SOFR+175bps), 5/24/30 $ 585,156
6,011,884
Insurance (0.6%):
5,682,191 Broadstreet Partners, Inc. 2024 Term B Loan,
7.32% (Term SOFR+300bps), 6/13/31 5,687,759
IT Services (0.1%):
676,785 Quartz AcquireCo LLC Term B-2 Loan, 6.57% (Term
SOFR+225bps), 6/28/30 678,477
Life Sciences Tools & Services (0.0%
†
):
17,049 Avantor Funding, Inc. Incremental B-6 Dollar Term
Loan, 6.32% (Term SOFR+200bps), 11/8/27 17,106
Software (2.5%):
1,647,146 Applied Systems, Inc. Initial Term Loan (2024)
(Second Lien), 8.82% (Term SOFR+450bps),
2/23/32 1,685,442
10,987,972 Applied Systems, Inc. Tranche B-1 Term Loan (First
Lien), 6.82% (Term SOFR+250bps), 2/24/31 11,029,177
1,520,190 athenahealth Group, Inc. Initial Term Loan, 7.07%
(Term SOFR+275bps), 2/15/29 1,517,818
910,771 CCC Intelligent Solutions, Inc. Initial Term Loan,
6.32% (Term SOFR+200bps), 1/23/32 910,662
2,298,834 Epicor Software Corporation (fka Eagle Parent Inc.)
Term E Loan, 7.20% (SOFR+275bps), 5/30/31 2,303,455
910,106 Informatica Corp. Term B Loan, 6.57% (Term
SOFR+225bps), 10/27/28 913,237
1,738,643 Sophia, LP Initial Term Loan (First Lien), 7.32%
(Term SOFR+300bps), 10/9/29 1,741,911
1,453,984 Storable, Inc. Initial Term Loan (First Lien), 7.57%
(Term SOFR+325bps), 4/16/31 1,451,265
3,148,466 UKG, Inc. 2024 Refinancing Term Loan (First Lien),
4.45% (SOFR+0bps), 2/10/31 3,159,549
24,712,516
Textiles, Apparel & Luxury Goods (0.3%):
2,948,000 Varsity Brands LLC 2025 Replacement Term Loan,
7.82% (Term SOFR+350bps), 8/26/31 2,945,229
Total Bank Loans (Cost $92,994,197) 93,296,624
Corporate Bonds (7.6%):
Aerospace & Defense (0.6%):
655,000 TransDigm, Inc., 4.63%, 1/15/29, Callable 8/2/25
@ 101.16 641,081
2,254,000 TransDigm, Inc., 6.38%, 3/1/29, Callable 3/1/26 @
103.19(a) 2,301,898
1,455,000 TransDigm, Inc., 7.13%, 12/1/31, Callable 12/1/26
@ 103.56(a) 1,520,475
1,837,000 TransDigm, Inc., 6.63%, 3/1/32, Callable 3/1/27 @
103.31(a) 1,894,406
6,357,860
Containers & Packaging (0.1%):
625,000 Ball Corp., 6.00%, 6/15/29, Callable 5/15/26 @ 103 640,625
Distributors (0.2%):
2,135,000 USI, Inc., 7.50%, 1/15/32, Callable 1/15/27 @
103.75(a) 2,247,088
Principal Amount Value
Corporate Bonds, continued
Diversified Consumer Services (0.1%):
$ 103,000 Service Corp. International, 4.63%, 12/15/27,
Callable 8/2/25 @ 100.77 $ 102,099
605,000 Service Corp. International, 3.38%, 8/15/30,
Callable 8/15/25 @ 101.69 555,087
580,000 Service Corp. International, 5.75%, 10/15/32,
Callable 10/15/27 @ 102.88 584,350
1,241,536
Financial Services (1.2%):
681,000 AmWINS Group, Inc., 6.38%, 2/15/29, Callable
2/15/26 @ 103.19(a) 693,769
1,063,000 HUB International, Ltd., 5.63%, 12/1/29, Callable
8/2/25 @ 102.81(a) 1,059,014
9,402,000 HUB International, Ltd., 7.25%, 6/15/30, Callable
6/15/26 @ 103.63(a) 9,825,090
11,577,873
Health Care Equipment & Supplies (0.4%):
2,360,000 Avantor Funding, Inc., 4.63%, 7/15/28, Callable
8/2/25 @ 100(a) 2,312,800
871,000 Avantor Funding, Inc., 3.88%, 11/1/29, Callable
8/2/25 @ 101.94(a) 820,918
574,000 Hologic, Inc., 3.25%, 2/15/29, Callable 7/18/25 @
100.81(a) 546,017
3,679,735
Health Care Providers & Services (0.2%):
905,000 IQVIA, Inc., 5.00%, 5/15/27, Callable 8/2/25 @
100(a) 899,344
574,000 IQVIA, Inc., 6.50%, 5/15/30, Callable 5/15/26 @
103.25(a) 588,350
466,000 Surgery Center Holdings, Inc., 7.25%, 4/15/32,
Callable 4/15/27 @ 103.63(a) 473,572
1,961,266
Hotels, Restaurants & Leisure (2.4%):
2,210,000 Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28,
Callable 8/2/25 @ 100(a) 2,215,525
829,000 Hilton Domestic Operating Co., Inc., 5.88%, 4/1/29,
Callable 4/1/26 @ 102.94(a) 846,616
1,762,000 Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29,
Callable 8/2/25 @ 100.94(a) 1,684,913
1,595,000 Hilton Domestic Operating Co., Inc., 4.88%,
1/15/30, Callable 7/13/25 @ 102.44 1,583,038
1,710,000 Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31,
Callable 5/1/26 @ 102(a) 1,607,400
1,062,000 Hilton Domestic Operating Co., Inc., 3.63%,
2/15/32, Callable 8/15/26 @ 101.81(a) 957,127
719,000 Hilton Worldwide Finance LLC/Hilton Worldwide
Finance Corp., 4.88%, 4/1/27, Callable 7/18/25
@ 100 718,101
1,883,000 KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell
of America LLC, 4.75%, 6/1/27, Callable 8/2/25 @
100(a) 1,873,585
229,000 Life Time, Inc., 6.00%, 11/15/31, Callable 11/15/27
@ 103(a) 231,862
403,000 Six Flags Entertainment Corp., 7.00%, 7/1/25,
Callable 5/4/25 @ –(a) 403,000
1,443,000 Six Flags Entertainment Corp., 5.50%, 4/15/27,
Callable 8/2/25 @ 100(a) 1,439,393

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$ 1,064,000 Six Flags Entertainment Corp./Canada's Wonderland
Co./Magnum Management Corp., 5.38%, 4/15/27,
Callable 8/2/25 @ 100 $ 1,058,680
1,084,000 Six Flags Entertainment Corp./Canada's Wonderland
Co./Magnum Management Corp., 6.50%, 10/1/28,
Callable 7/18/25 @ 102.17 1,097,550
567,000 Six Flags Entertainment Corp./Canada's Wonderland
Co./Magnum Management Corp., 5.25%, 7/15/29,
Callable 7/18/25 @ 101.75 553,534
724,000 Vail Resorts, Inc., 6.50%, 5/15/32, Callable 5/15/27
@ 103.25(a) 746,625
1,021,000 Yum! Brands, Inc., 4.75%, 1/15/30, Callable
10/15/29 @ 100(a) 1,006,961
1,205,000 Yum! Brands, Inc., 3.63%, 3/15/31, Callable
12/15/30 @ 100 1,108,600
1,561,000 Yum! Brands, Inc., 4.63%, 1/31/32, Callable
10/1/26 @ 102.31 1,502,463
1,492,000 Yum! Brands, Inc., 5.38%, 4/1/32, Callable 4/1/27
@ 102.69 1,484,540
687,000 Yum! Brands, Inc., 6.88%, 11/15/37 733,372
1,513,000 Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43
@ 100 1,410,872
24,263,757
Insurance (0.9%):
313,000 AssuredPartners, Inc., 7.50%, 2/15/32, Callable
2/15/27 @ 103.75(a) 334,910
1,659,000 BroadStreet Partners, Inc., 5.88%, 4/15/29, Callable
8/2/25 @ 101.47(a) 1,636,189
5,227,000 HUB International, Ltd., 7.38%, 1/31/32, Callable
1/31/27 @ 103.69(a) 5,468,749
293,000 Ryan Specialty LLC, 4.38%, 2/1/30, Callable 8/2/25
@ 102.19(a) 283,111
841,000 Ryan Specialty LLC, 5.88%, 8/1/32, Callable 8/1/27
@ 102.94(a) 847,307
8,570,266
Media (0.6%):
439,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
5.50%, 5/1/26, Callable 8/2/25 @ 100(a) 438,451
4,850,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 5/1/27, Callable 8/2/25 @ 100(a) 4,831,812
754,000 Lamar Media Corp., 3.75%, 2/15/28, Callable
7/18/25 @ 100 728,553
124,000 Lamar Media Corp., 4.88%, 1/15/29, Callable
8/2/25 @ 101.22 122,450
120,000 Lamar Media Corp., 3.63%, 1/15/31, Callable
1/15/26 @ 101.81 110,400
6,231,666
Professional Services (0.0%
†
):
397,000 Korn Ferry, 4.63%, 12/15/27, Callable 8/2/25 @
100(a) 388,068
Software (0.3%):
476,000 Booz Allen Hamilton, Inc., 4.00%, 7/1/29, Callable
7/13/25 @ 101^(a) 456,623
541,000 Booz Allen Hamilton, Inc., 5.95%, 8/4/33, Callable
5/4/33 @ 100 553,155
60,000 Crowdstrike Holdings, Inc., 3.00%, 2/15/29, Callable
7/13/25 @ 100.75 56,550
Principal Amount Value
Corporate Bonds, continued
Software, continued
$ 578,000 Ellucian Holdings, Inc., 6.50%, 12/1/29, Callable
12/1/26 @ 103.25(a) $ 589,560
400,000 Fair Isaac Corp., 6.00%, 5/15/33, Callable 5/15/28
@ 103(a) 403,500
679,000 PTC, Inc., 4.00%, 2/15/28, Callable 8/2/25 @
100.67(a) 658,630
476,000 Workday, Inc., 3.80%, 4/1/32, Callable 1/1/32 @
100 447,193
3,165,211
Specialized REITs (0.5%):
522,000 Crown Castle, Inc., 4.90%, 9/1/29, Callable 8/1/29
@ 100 526,112
1,703,000 SBA Communications Corp., 3.88%, 2/15/27,
Callable 7/13/25 @ 100 1,677,455
2,032,000 SBA Communications Corp., 3.13%, 2/1/29, Callable
8/2/25 @ 100.78^ 1,920,240
63,000 SBA Tower Trust, 6.60%, 1/15/28, Callable 1/15/27
@ 100(a) 64,874
551,000 VICI Properties LP, 5.75%, 4/1/34, Callable 1/1/34
@ 100 562,873
4,751,554
Technology Hardware, Storage & Peripherals (0.1%):
46,000 Capstone Borrower, Inc., 8.00%, 6/15/30, Callable
6/15/26 @ 104(a) 47,955
405,000 Capstone Borrower, Inc., 8.00%, 6/15/30, Callable
6/15/26 @ 104(a) 421,200
469,155
Total Corporate Bonds (Cost $74,147,319) 75,545,660
U.S. Treasury Obligations (14.2%):
U.S. Treasury Notes (14.2%):
42,485,000 4.00%, 2/28/30 42,906,531
24,633,000 4.00%, 3/31/30 24,863,934
33,048,000 3.88%, 4/30/30 33,182,257
36,127,000 4.00%, 5/31/30 36,479,803
4,070,000 3.88%, 6/30/30 4,085,263
141,517,788
Total U.S. Treasury Obligations (Cost $140,166,284) 141,517,788
Shares
Unaffiliated Investment Companies (8.8%):
Money Market Funds (8.8%):
3,324,236 BlackRock Liquidity FedFund, Institutional Class,
4.55%(b)(c) 3,324,235
83,937,339 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 4.11%(c) 83,937,339
Total Unaffiliated Investment Companies (Cost $87,261,574) 87,261,574
Total Investment Securities
(Cost $876,006,402 ) — 100.5% 1,001,172,239
Net other assets (liabilities) — (0.5)% (4,681,126)
Net Assets — 100.0% $ 996,491,113

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2025 .
ADR—American Depository Receipt
EURIBOR RFR—Euro Interbank Offered Rate Risk-Free Rate
LIBOR—London Interbank Offered Rate
NYS—New York Shares
SOFR—Secured Overnight Financing Rate
* Non-income producing security.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of June 30, 2025. The total value of securities on loan as of June 30, 2025 was $3,217,927.
# All or a portion of this security has been pledged as collateral for outstanding call options written.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2025.
(c) The rate represents the effective yield at June 30, 2025.
Options Contracts
At June 30, 2025, the Fund's over-the-counter options written were as follows:
Description Counterparty Put/ Call Strike Price Expiration Date Contracts
Notional
Amount(a) Value
Abbott Laboratories Bank of America Call 130.00 USD 1/19/26 100 $ 1,300,000 $ (133,713)
Abbott Laboratories Bank of America Call 145.00 USD 1/19/26 49 710,500 (27,339)
Abbvie, Inc. Bank of America Call 195.00 USD 1/19/26 67 1,306,500 (65,536)
Abbvie, Inc. Bank of America Call 210.00 USD 1/19/26 60 1,260,000 (29,618)
Alliant Energy Corp. UBS Call 67.50 USD 7/18/25 53 357,750 (113)
American Electric Power Co., Inc. Goldman Sachs Call 110.00 USD 1/19/26 45 495,000 (14,216)
American Electric Power Co., Inc. Goldman Sachs Call 115.00 USD 1/19/26 33 379,500 (6,288)
American Tower Corp. Goldman Sachs Call 210.00 USD 1/19/26 55 1,155,000 (124,175)
Aon plc Wells Fargo Call 390.00 USD 12/19/25 14 546,000 (14,418)
Aon plc Wells Fargo Call 430.00 USD 12/19/25 17 731,000 (4,690)
Becton Dickinson And Co. Goldman Sachs Call 255.00 USD 9/19/25 23 586,500 (5)
Cardinal Health, Inc. Barclays Bank Call 140.00 USD 1/19/26 82 1,148,000 (272,318)
Cboe Global Markets, Inc. Barclays Bank Call 230.00 USD 1/19/26 16 368,000 (30,961)
Cencora, Inc. UBS Call 260.00 USD 1/19/26 33 858,000 (164,619)
Cencora, Inc. UBS Call 270.00 USD 1/19/26 25 675,000 (105,475)
CenterPoint Energy, Inc. Bank of America Call 35.00 USD 12/19/25 263 920,500 (86,190)
CME Group, Inc. Barclays Bank Call 250.00 USD 1/19/26 22 550,000 (78,463)
CME Group, Inc. Barclays Bank Call 270.00 USD 1/19/26 30 810,000 (65,556)
Danaher Corp. UBS Call 330.00 USD 1/19/26 61 2,013,000 (220)
DTE Energy Co. Wells Fargo Call 135.00 USD 7/18/25 87 1,174,500 (8,947)
Duke Energy Corp. UBS Call 120.00 USD 1/19/26 44 528,000 (24,312)
Exelon Corp. UBS Call 45.00 USD 1/19/26 166 747,000 (31,596)
Exelon Corp. UBS Call 47.00 USD 1/19/26 55 258,500 (6,395)
GE Healthcare Technologie Wells Fargo Call 97.50 USD 1/19/26 61 594,750 (6,368)
GE Healthcare Technologies Wells Fargo Call 100.00 USD 1/19/26 55 550,000 (4,572)
Intercontinental Exchange, Inc. Goldman Sachs Call 165.00 USD 1/19/26 33 544,500 (83,843)
Intercontinental Exchange, Inc. Goldman Sachs Call 185.00 USD 1/19/26 28 518,000 (32,238)
Johnson Johnson Wells Fargo Call 170.00 USD 1/19/26 67 1,139,000 (15,180)
Keurig Dr Pepper, Inc. UBS Call 35.00 USD 1/19/26 276 966,000 (36,133)
L3harris Technologies, Inc. Wells Fargo Call 230.00 USD 12/19/25 16 368,000 (48,841)
Lockheed Martin Corp. Bank of America Call 500.00 USD 1/19/26 13 650,000 (24,955)
Lockheed Martin Corp. Bank of America Call 520.00 USD 1/19/26 20 1,040,000 (26,973)
Marsh McLennan Cos., Inc. Barclays Bank Call 250.00 USD 12/19/25 32 800,000 (8,428)
Mastercard, Inc. Barclays Bank Call 580.00 USD 1/19/26 23 1,334,000 (77,240)
Mastercard, Inc. Barclays Bank Call 620.00 USD 1/19/26 11 682,000 (19,045)
McKesson Corp. Goldman Sachs Call 660.00 USD 1/19/26 8 528,000 (87,641)

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Description Counterparty Put/ Call Strike Price Expiration Date Contracts
Notional
Amount(a) Value
McKesson Corp. Goldman Sachs Call 680.00 USD 1/19/26 9 $ 612,000 $ (85,495)
Northrop Grumman Corp. Citigroup Call 530.00 USD 1/19/26 13 689,000 (32,848)
Northrop Grumman Corp. Citigroup Call 560.00 USD 1/19/26 22 1,232,000 (33,899)
PepsiCo, Inc. Citigroup Call 160.00 USD 1/19/26 55 880,000 (9,028)
PepsiCo, Inc. Citigroup Call 165.00 USD 1/19/26 67 1,105,500 (8,078)
RTX Corp. Goldman Sachs Call 140.00 USD 1/19/26 82 1,148,000 (118,661)
SBA Communications Corp. JPMorgan Chase Call 230.00 USD 12/19/25 32 736,000 (59,428)
Starbucks Corp. Wells Fargo Call 125.00 USD 1/19/26 47 587,500 (4,047)
Visa, Inc. Goldman Sachs Call 360.00 USD 1/19/26 34 1,224,000 (85,310)
Visa, Inc. Goldman Sachs Call 390.00 USD 1/19/26 36 1,404,000 (43,571)
Waste Management, Inc. JPMorgan Chase Call 230.00 USD 1/19/26 55 1,265,000 (76,618)
Waste Management, Inc. JPMorgan Chase Call 250.00 USD 1/19/26 16 400,000 (8,448)
Wec Energy Group, Inc. JPMorgan Chase Call 110.00 USD 12/19/25 44 484,000 (11,905)
Wec Energy Group, Inc. JPMorgan Chase Call 115.00 USD 12/19/25 28 322,000 (4,106)
Willis Towers Watson plc UBS Call 360.00 USD 7/18/25 20 720,000 (18)
Yum! Brands, Inc. Wells Fargo Call 145.00 USD 1/19/26 39 565,500 (45,594)
Yum! Brands, Inc. Wells Fargo Call 160.00 USD 1/19/26 50 800,000 (22,860)
Total (Premiums $1,705,237) $ (2,416,534)
(a) Notional amount is expressed as the number of contracts multiplied by the contract size multiplied by the strike price of the underlying asset.
Balances Reported in the Statement of Assets and Liabilities for Written O ptions
Value
Written options $ (2,416,534)

AZL T. Rowe Price Capital Appreciation Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2025
(Unaudited)
Assets:
Investment securities, at cost $ 876,006,402
aaa
aaa
Investment securities, at value(a) $ 1,001,172,239
Cash 193,025
Interest and dividends receivable 2,965,337
Foreign currency, at value (cost $1,426,372) 1,489,523
Receivable for investments sold 1,150,839
Prepaid expenses 2,642
Reclaims receivable 10,589
Total Assets 1,006,984,194
Liabilities:
Payable for investments purchased 3,791,207
Payable for capital shares redeemed 107,672
Written options (Premiums received $1,705,237) 2,416,534
Payable for collateral received on loaned securities 3,324,235
Management fees payable 565,850
Administration fees payable 41,702
Distribution fees payable 202,089
Custodian fees payable 7,962
Administrative and compliance services fees payable 374
Transfer agent fees payable 1,431
Trustee fees payable 3,337
Other accrued liabilities 30,688
Total Liabilities 10,493,081
Commitments and contingent liabilities^
Net Assets
$ 996,491,113
Net Assets Consist of:
Paid in capital $ 690,528,940
Total distributable earnings 305,962,173
Net Assets
$ 996,491,113
Shares of beneficial interest (unlimited number of shares authorized, no par value) 53,190,870
Net Asset Value (offering and redemption price per share) $ 18.73
(a) Includes securities on loan of $3,217,927.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Interest $ 9,417,269
Dividends 4,174,336
Income from securities lending 1,845
Foreign withholding tax (61,020)
Total Investment Income 13,532,430
Expenses:
Management fees 3,736,032
Administration fees 194,467
Distribution fees 1,245,344
Custodian fees 15,863
Administrative and compliance services fees 12,214
Transfer agent fees 4,293
Trustee fees 26,411
Professional fees 29,744
Shareholder reports 5,946
Other expenses 13,833
Total expenses before reductions 5,284,147
Less Management fees contractually waived (249,069)
Net expenses 5,035,078
Net Investment Income/(Loss)
8,497,352
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 47,069,445
Net realized gains/(losses) on written options contracts 1,231,489
Change in net unrealized appreciation/depreciation on securities and foreign currencies 931,622
Change in net unrealized appreciation/depreciation on written options contracts (1,178,078)
Net realized and Change in net unrealized gains/losses on
investments
48,054,478
Change in Net Assets Resulting From Operations
$ 56,551,830

AZL T. Rowe Price Capital Appreciation Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Six Months Ended
June 30, 2025
For the
Year Ended
December 31, 2024
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 8,497,352 $ 22,086,386
Net realized gains/(losses) on investments 48,300,934 130,475,989
Change in unrealized appreciation/depreciation on investments (246,456) (26,211,451)
Change in net assets resulting from operations 56,551,830 126,350,924
Distributions to Shareholders:
Distributions — (43,445,701)
Change in net assets resulting from distributions to shareholders — (43,445,701)
Capital Transactions:
Proceeds from shares issued 2,223,940 7,350,962
Proceeds from dividends reinvested — 43,445,700
Value of shares redeemed (109,232,448) (187,221,966)
Change in net assets resulting from capital transactions (107,008,508) (136,425,304)
Change in net assets (50,456,678) (53,520,081)
Net Assets:
Beginning of period 1,046,947,791 1,100,467,872
End of period $ 996,491,113 $ 1,046,947,791
Share Transactions:
Shares issued 125,219 426,267
Dividends reinvested — 2,465,704
Shares redeemed (6,188,118) (10,739,515)
Change in shares (6,062,899) (7,847,544)
Amounts shown as “—” are either $0 or round to less than $1.

AZL T. Rowe Price Capital Appreciation Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
(Unaudited)
Net Asset Value, Beginning of Period
$17.67 $16.40 $16.26 $21.94 $21.14 $19.66
Investment Activities:
Net Investment Income/(Loss)(a) 0 .15  0 .35  0 .37  0 .23  0 .16  0 .19
Net Realized and Unrealized Gains/(Losses)
on Investments 0 .91  1 .65  2 .40  ( 2 .92 ) 3 .54  3 .10
Total from Investment Activities 1 .06  2 .00  2 .77  ( 2 .69 ) 3 .70  3 .29
Distributions to Shareholders From:
Net Investment Income —  ( 0 .41 ) ( 0 .25 ) ( 0 .14 ) ( 0 .23 ) ( 0 .29 )
Net Realized Gains —  ( 0 .32 ) ( 2 .38 ) ( 2 .85 ) ( 2 .67 ) ( 1 .52 )
Total Dividends —  ( 0 .73 ) ( 2 .63 ) ( 2 .99 ) ( 2 .90 ) ( 1 .81 )
Net Asset Value, End of Period
$18.73 $17.67 $16.40 $16.26 $21.94 $21.14
Total Return
(b) 6 .00% (c) 12.21% 18.47% (12.09) % 18.12% 17.48%
Ratios to Average Net Assets/
Supplemental Data:
Net Assets, End of Period (000's) $996,491 $1,046,948 $1,100,468 $1,076,877 $1,423,754 $1,336,254
Net Investment Income/(Loss)(d) 1 .71% 2 .02% 2 .16% 1 .21% 0 .70% 0 .97%
Expenses Before Reductions(d)(e) 1 .06% 1 .05% 1 .05% 1 .04% 1 .05% 1 .06%
Expenses Net of Reductions(d) 1 .01% 1 .00% 1 .00% 0 .99% 1 .00% 1 .01%
Portfolio Turnover Rate 55% (c) 81% 68% 86% 49% 87%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL T. Rowe Price Capital Appreciation Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL T. Rowe Price
Capital Appreciation Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

AZL T. Rowe Price Capital Appreciation Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Bank Loans
The Fund may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium as shown in the Schedule of
Portfolio Investments. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Schedule of Portfolio Investments. All or a portion of any bank loans may be unfunded. The Fund reflects both the funded portion of a bank loan, as well as its unfunded commitment in the Schedule of Portfolio Investments.
The portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the portfolio must have funds sufficient to cover its contractual obligation.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2025 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9%
of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $192 during the period ended June 30, 2025. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $3,324,235 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2025. At June 30, 2025, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2025, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Options Contracts
The Fund may purchase or write put and call options on a security or an index of securities. During the period ended June 30, 2025, the Fund wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.
Purchased Options Contracts—The Fund pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option when purchasing options. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract. There was no purchased option activity during the period.
Written Options Contracts—The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. As of June
30, 2025, securities valued at $1,554,899 have been segregated as collateral as reported on the Fund’s Schedule of Portfolio Investments. For the period ended June 30, 2025, the monthly average notional amount for written options contracts was $41.2 million. Realized gains and losses are reported as “Net realized gains/(losses) on written options contracts”
on the Statement of Operations.

AZL T. Rowe Price Capital Appreciation Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2025:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2025:
The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to transact net amounts in accordance with the master netting agreements at June
30, 2025. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Statement of
Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June
30, 2025.
As of June 30, 2025, the Fund’s derivative assets and liabilities by type were as follows:
The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under MNA and net of the related collateral pledged by the Fund as of
June 30, 2025:
* The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to an amended and restated subadvisory agreement, effective November 15, 2013, with
T. Rowe Price Associates, Inc. (“T. Rowe Price” or the “Subadviser”), T. Rowe Price provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the
Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the
Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
– (1,746,726)
Options Contracts $ — Written Options Contracts $ 2 , 416 , 534
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(172,373) 627,544
Options Contracts Net Realized gains/(losses) on written options contracts/ Change in net unrealized appreciation/depreciation on written option contracts
$1,231,489 $(1,178,078)
Assets Liabilities
Derivative Financial Instruments:
Written option contracts $— $2,416,534
Total derivative assets and liabilities in the Statement of Assets and Liabilities — 2,416,534
Derivatives not subject to a master netting agreement or similar agreement ("MNA") — —
Total derivative assets and liabilities subject to a MNA $— $2,416,534
Counterparty
Derivative Liabilities
Subject to a MNA by
Counterparty
Derivatives Available for
Offset
Non-Cash Collateral
Pledged* Cash Collateral Pledged*
Net Amount of
Derivative Liabilities
Bank of America $394,324 $— $(394,324) $— $—
Barclays Bank 552,011 — — — 552,011
Citigroup 83,853 — — — 83,853
Goldman Sachs 681,443 — (621,226) — 60,217
JPMorgan Chase 160,505 — — — 160,505
UBS 368,881 — — — 368,881
Wells Fargo 175,517 — (175,517) — —
Total $2,416,534 $— $(1,191,067) $— $1,225,467

AZL T. Rowe Price Capital Appreciation Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

For the period ended June 30, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The Manager waived, prior to any application of expense limit, the management fee to 0.70% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2026. The annual rate due to the
Subadviser from the Manager ranges from 0.35% to 0.50% based upon asset breakpoint levels and total assets.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund’s expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30,
2025, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the
Fund's average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.
Annual Rate* Annual Expense Limit
AZL T. Rowe Price Capital Appreciation  Fund 0.75% 1.20%

AZL T. Rowe Price Capital Appreciation Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level
1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.
Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source in accordance with valuation procedures approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of June 30, 2025 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the period ended June 30, 2025, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
For the period ended June 30, 2025, purchases and sales of long-term U.S. government securities were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Bank Loan Risk : There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 601,921,763 $ — $ — $ 601,921,763
Preferred Stock 242,154 — — 242,154
Asset Backed Securities — 1,386,676 — 1,386,676
Bank Loans — 93,296,624 — 93,296,624
Corporate Bonds
+
— 75,545,660 — 75,545,660
U.S. Treasury Obligations — 141,517,788 — 141,517,788
Unaffiliated Investment Companies 87,261,574 — — 87,261,574
Total Investment Securities 689,425,491 311,746,748 — 1,001,172,239
Other Financial Instruments:
*
Written Options — (2,416,534) — (2,416,534)
Total Investments $689,425,491 $309,330,214 $— $998,755,705
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*
Other Financial Instruments would include any derivative instruments, such as written options.
Purchases Sales
AZL T Rowe Price Capital Appreciation  Fund $523,792,231 $665,981,396
Purchases Sales
AZL T Rowe Price Capital Appreciation  Fund $215,559,310 $234,045,363

AZL T. Rowe Price Capital Appreciation Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Derivatives Risk : The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk.
Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk : Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Interest Rate Risk : Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates. Macroeconomic factors, such as inflationary trends, can heighten interest rate risk.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security or other asset may fluctuate significantly due to factors such as changes in general market conditions, including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiment, or instability or other disruptive events in the local, regional or global markets. Certain changes in the U.S. economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the Fund's securities.
Mortgage-Related and Other Asset-Backed Securities Risk : The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, investments in mortgage-related securities may cause the Fund to exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If the Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied.
An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-
payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.
Value Stocks Risk : Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. If the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. Value stocks also may underperform the market for long periods of time.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 was $936,437,505. The gross unrealized appreciation/
(depreciation) on a tax basis was as follows:
The tax character of dividends paid
to
shareholders during the year ended December 31, 2024, was as follows:
Unrealized appreciation $126,719,780
Unrealized (depreciation) (14,173,522)
Net unrealized appreciation/(depreciation) $112,546,258
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL T. Rowe Price Capital Appreciation Fund $43,445,701 $— $43,445,701
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

AZL T. Rowe Price Capital Appreciation Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2025, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 95% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.
9. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL T. Rowe Price Capital Appreciation Fund $39,837,833 $104,615,151 $— $112,526,021 $256,979,005
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, straddles and other miscellaneous differences.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts
Not applicable.

SARRPT0625 08/25
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

(b)           The Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and disagreements with accountants, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Renumeration paid to Directors/Trustees, Officers, and others, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)           The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

                Not applicable.

Item 19. Exhibits.

(a)(1)      Not applicable.

(a)(2)      Not applicable.

(a)(3)      The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b)           The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Allianz Variable Insurance Products Trust

By (Signature and Title)   /s/ Brian Muench
                                                Brian Muench, Principal Executive Officer

Date  August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Brian Muench
                                                Brian Muench, Principal Executive Officer

Date August 26, 2025

By (Signature and Title) /s/ Monique Labbe
                                                Monique Labbe, Principal Financial Officer

Date August 26, 2025